Brighthouse Funds Trust I

Schedule of Investments
March 31, 2021

Brighthouse Funds Trust I

Schedule of Investments as of March 31, 2021

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-27

American Funds Balanced Allocation Portfolio	BHFTI-43

American Funds Growth Allocation Portfolio	BHFTI-44

American Funds Growth Portfolio	BHFTI-45

American Funds Moderate Allocation Portfolio	BHFTI-46

AQR Global Risk Balanced Portfolio	BHFTI-47

BlackRock Global Tactical Strategies Portfolio	BHFTI-53

BlackRock High Yield Portfolio	BHFTI-58

Brighthouse Asset Allocation 100 Portfolio	BHFTI-87

Brighthouse Balanced Plus Portfolio	BHFTI-88

Brighthouse Small Cap Value Portfolio	BHFTI-92

Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-98

Brighthouse/Artisan International Portfolio	BHFTI-101

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-105

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-121

Brighthouse/Templeton International Bond Portfolio	BHFTI-140

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-147

Clarion Global Real Estate Portfolio	BHFTI-153

Harris Oakmark International Portfolio	BHFTI-157

Invesco Balanced-Risk Allocation Portfolio	BHFTI-161

Invesco Comstock Portfolio	BHFTI-166

Invesco Global Equity Portfolio	BHFTI-171

Invesco Small Cap Growth Portfolio	BHFTI-175

JPMorgan Core Bond Portfolio	BHFTI-181

JPMorgan Global Active Allocation Portfolio	BHFTI-203

JPMorgan Small Cap Value Portfolio	BHFTI-235

Loomis Sayles Global Allocation Portfolio	BHFTI-243

Loomis Sayles Growth Portfolio	BHFTI-255

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-258

MFS® Research International Portfolio	BHFTI-260

Morgan Stanley Discovery Portfolio	BHFTI-264

PanAgora Global Diversified Risk Portfolio	BHFTI-270

PIMCO Inflation Protected Bond Portfolio	BHFTI-287

PIMCO Total Return Portfolio	BHFTI-301

Schroders Global Multi-Asset Portfolio	BHFTI-322

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-344

SSGA Growth and Income ETF Portfolio	BHFTI-353

SSGA Growth ETF Portfolio	BHFTI-356

T. Rowe Price Large Cap Value Portfolio	BHFTI-359

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-363

TCW Core Fixed Income Portfolio	BHFTI-371

Victory Sycamore Mid Cap Value Portfolio	BHFTI-380

Wells Capital Management Mid Cap Value Portfolio	BHFTI-384

Western Asset Management Government Income Portfolio	BHFTI-388

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—54.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE (a)	36,092	$4,087,976
BAE Systems plc	197,428	1,374,355
Boeing Co. (The)	15,825	4,030,944
Dassault Aviation S.A. (a)	158	175,871
Elbit Systems, Ltd.	1,660	234,900
General Dynamics Corp.	6,630	1,203,743
Howmet Aerospace, Inc.	11,150	358,250
Huntington Ingalls Industries, Inc.	1,142	235,081
L3Harris Technologies, Inc.	5,910	1,197,839
Lockheed Martin Corp.	7,145	2,640,078
MTU Aero Engines AG	3,266	768,693
Northrop Grumman Corp.	4,425	1,432,107
Raytheon Technologies Corp.	43,735	3,379,403
Rolls-Royce Holdings plc (a)	513,572	745,985
Safran S.A. (a)	19,668	2,677,425
Singapore Technologies Engineering, Ltd.	95,425	277,118
Teledyne Technologies, Inc. (a)	1,116	461,633
Textron, Inc.	6,480	363,398
Thales S.A.	6,512	647,161
TransDigm Group, Inc. (a)	1,602	941,848

		27,233,808

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc. (b)	3,760	358,817
Deutsche Post AG	60,714	3,326,445
DSV Panalpina A/S	12,705	2,491,373
Expeditors International of Washington, Inc.	4,805	517,451
FedEx Corp.	7,010	1,991,120
SG Holdings Co., Ltd.	19,745	454,244
United Parcel Service, Inc. - Class B	20,700	3,518,793
Yamato Holdings Co., Ltd.	18,856	517,629

		13,175,872

Airlines—0.1%
Alaska Air Group, Inc.	3,503	242,443
American Airlines Group, Inc. (b)	18,321	437,872
ANA Holdings, Inc. (a) (b)	7,029	163,628
Delta Air Lines, Inc.	18,351	885,986
Deutsche Lufthansa AG (a)	18,267	242,175
Japan Airlines Co., Ltd. (a)	8,669	194,492
Qantas Airways, Ltd. (a)	55,810	216,542
Singapore Airlines, Ltd. (a)	81,018	336,985
Southwest Airlines Co.	16,985	1,037,104
United Airlines Holdings, Inc. (a) (b)	9,091	523,096

		4,280,323

Auto Components—0.3%
Aisin Seiki Co., Ltd.	9,905	377,848
Aptiv plc	7,721	1,064,726
BorgWarner, Inc. (b)	6,840	317,102
Bridgestone Corp.	32,854	1,334,518
Cie Generale des Etablissements Michelin	10,416	1,559,619
Continental AG (a)	6,759	892,696
Denso Corp.	26,599	1,775,534
Faurecia SE (a)	7,285	388,252

Auto Components—(Continued)
Koito Manufacturing Co., Ltd.	6,467	436,003
NGK Spark Plug Co., Ltd.	9,359	162,428
Stanley Electric Co., Ltd.	7,962	238,023
Sumitomo Electric Industries, Ltd.	46,100	693,933
Toyoda Gosei Co., Ltd.	3,973	104,894
Toyota Industries Corp.	9,030	807,442
Valeo S.A.	14,124	480,005

		10,633,023

Automobiles—1.2%
Bayerische Motoren Werke AG	20,322	2,106,921
Daimler AG	52,530	4,680,345
Ferrari NV	7,737	1,619,974
Ford Motor Co. (a)	112,495	1,378,064
General Motors Co.	36,413	2,092,291
Honda Motor Co., Ltd.	100,060	3,011,900
Isuzu Motors, Ltd.	33,706	363,829
Mazda Motor Corp.	34,755	285,382
Nissan Motor Co., Ltd. (a)	141,886	794,184
Renault S.A. (a)	11,873	512,805
Stellantis NV	62,990	1,113,819
Stellantis NV (Milan-Traded Shares)	67,630	1,200,380
Subaru Corp. (b)	37,852	757,815
Suzuki Motor Corp.	22,606	1,029,383
Tesla, Inc. (a) (b)	22,100	14,761,253
Toyota Motor Corp.	130,176	10,170,269
Volkswagen AG	2,009	728,816
Yamaha Motor Co., Ltd.	17,119	423,041

		47,030,471

Banks—3.3%
ABN AMRO Bank NV (a) (144A)	25,854	313,661
Australia & New Zealand Banking Group, Ltd.	174,073	3,738,353
Banco Bilbao Vizcaya Argentaria S.A.	409,247	2,131,718
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Santander S.A. (a)	1,059,880	3,602,499
Bank Hapoalim B.M. (a)	69,403	540,320
Bank Leumi Le-Israel B.M.	88,802	585,420
Bank of America Corp.	218,638	8,459,104
Bank of East Asia, Ltd. (The)	80,169	170,924
Bank of Kyoto, Ltd. (The)	3,476	214,778
Banque Cantonale Vaudoise	1,889	184,292
Barclays plc	1,064,713	2,730,080
BNP Paribas S.A. (a)	69,037	4,194,695
BOC Hong Kong Holdings, Ltd.	226,177	788,766
CaixaBank S.A.	219,355	679,087
Chiba Bank, Ltd. (The) (b)	32,399	211,628
Citigroup, Inc.	60,071	4,370,165
Citizens Financial Group, Inc.	12,154	536,599
Comerica, Inc.	3,955	283,732
Commerzbank AG (a)	61,236	375,459
Commonwealth Bank of Australia	108,650	7,132,931
Concordia Financial Group, Ltd.	62,843	254,221
Credit Agricole S.A. (a)	70,526	1,021,399
Danske Bank A/S	42,158	790,019
DBS Group Holdings, Ltd.	110,155	2,376,256

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
DNB ASA	58,227	$1,239,668
Erste Group Bank AG (a)	17,075	579,314
Fifth Third Bancorp	20,435	765,291
FinecoBank Banca Fineco S.p.A. (a)	37,255	611,309
First Republic Bank	5,001	833,917
Fukuoka Financial Group, Inc.	10,514	200,277
Hang Seng Bank, Ltd.	46,741	906,426
HSBC Holdings plc	1,250,045	7,291,446
Huntington Bancshares, Inc. (b)	29,255	459,889
ING Groep NV	239,404	2,937,956
Intesa Sanpaolo S.p.A. (a)	1,014,959	2,759,060
Israel Discount Bank, Ltd. - Class A	71,146	296,143
Japan Post Bank Co., Ltd. (b)	24,754	237,589
JPMorgan Chase & Co.	87,800	13,365,794
KBC Group NV (a)	15,342	1,114,064
KeyCorp	27,820	555,844
Lloyds Banking Group plc (a)	4,344,677	2,543,841
M&T Bank Corp.	3,695	560,199
Mediobanca Banca di Credito Finanziario S.p.A. (a)	37,960	422,289
Mitsubishi UFJ Financial Group, Inc.	750,247	4,003,353
Mizrahi Tefahot Bank, Ltd.	8,570	223,789
Mizuho Financial Group, Inc.	148,056	2,135,226
National Australia Bank, Ltd.	195,356	3,871,452
Natwest Group plc	295,700	800,214
Nordea Bank Abp	198,855	1,957,089
Oversea-Chinese Banking Corp., Ltd.	202,936	1,776,845
People’s United Financial, Inc.	12,195	218,290
PNC Financial Services Group, Inc. (The)	12,235	2,146,141
Raiffeisen Bank International AG (a)	9,047	198,544
Regions Financial Corp.	27,615	570,526
Resona Holdings, Inc. (b)	126,500	530,173
Shinsei Bank, Ltd. (b)	9,499	153,075
Shizuoka Bank, Ltd. (The)	25,462	199,894
Skandinaviska Enskilda Banken AB - Class A (a) (b)	99,475	1,212,657
Societe Generale S.A. (a)	49,796	1,301,151
Standard Chartered plc	163,973	1,128,219
Sumitomo Mitsui Financial Group, Inc.	80,116	2,913,256
Sumitomo Mitsui Trust Holdings, Inc.	20,805	724,203
SVB Financial Group (a)	1,525	752,831
Svenska Handelsbanken AB - A Shares (b)	95,093	1,032,354
Swedbank AB - A Shares (b)	55,624	979,105
Truist Financial Corp.	38,717	2,257,975
U.S. Bancorp	39,335	2,175,619
UniCredit S.p.A. (a)	130,448	1,385,292
United Overseas Bank, Ltd.	72,201	1,394,695
Wells Fargo & Co. (e)	119,007	4,649,603
Westpac Banking Corp.	221,670	4,116,388
Zions Bancorp N.A.	4,660	256,114

		128,430,495

Beverages—0.9%
Anheuser-Busch InBev S.A.	46,766	2,948,388
Asahi Group Holdings, Ltd.	27,874	1,180,274
Brown-Forman Corp. - Class B	5,217	359,817
Budweiser Brewing Co. APAC, Ltd. (144A)	105,228	314,497
Carlsberg A/S - Class B	6,330	973,629

Beverages—(Continued)
Coca-Cola Amatil, Ltd.	30,976	316,114
Coca-Cola Bottlers Japan Holdings, Inc.	7,564	132,045
Coca-Cola Co. (The) (e)	111,610	5,882,963
Coca-Cola European Partners plc	12,604	657,425
Coca-Cola HBC AG	12,238	389,594
Constellation Brands, Inc. - Class A	4,875	1,111,500
Davide Campari-Milano NV	35,499	398,168
Diageo plc	143,464	5,900,085
Heineken Holding NV	7,096	631,669
Heineken NV	15,909	1,634,895
Ito En, Ltd.	3,334	204,870
Kirin Holdings Co., Ltd.	50,507	968,405
Molson Coors Beverage Co. - Class B	5,405	276,466
Monster Beverage Corp. (a)	10,640	969,198
PepsiCo, Inc.	39,725	5,619,101
Pernod-Ricard S.A.	12,859	2,413,912
Remy Cointreau S.A.	1,408	260,094
Suntory Beverage & Food, Ltd.	8,498	316,426
Treasury Wine Estates, Ltd.	44,056	347,129

		34,206,664

Biotechnology—0.7%
AbbVie, Inc.	50,814	5,499,091
Alexion Pharmaceuticals, Inc. (a)	6,300	963,333
Amgen, Inc.	16,669	4,147,414
Argenx SE (a)	2,748	754,996
Biogen, Inc. (a)	4,430	1,239,293
CSL, Ltd.	27,889	5,620,025
Galapagos NV (a)	2,632	204,082
Genmab A/S (a)	4,015	1,319,589
Gilead Sciences, Inc.	36,143	2,335,922
Grifols S.A.	18,231	477,265
Incyte Corp. (a)	5,333	433,413
PeptiDream, Inc. (a)	5,771	264,571
Regeneron Pharmaceuticals, Inc. (a)	3,064	1,449,701
Vertex Pharmaceuticals, Inc. (a)	7,467	1,604,584

		26,313,279

Building Products—0.4%
A.O. Smith Corp.	3,860	260,975
AGC, Inc.	11,816	496,521
Allegion plc	2,601	326,738
Assa Abloy AB - Class B	61,517	1,766,583
Carrier Global Corp.	23,452	990,143
Cie de Saint-Gobain (a)	31,759	1,874,600
Daikin Industries, Ltd.	15,292	3,096,289
Fortune Brands Home & Security, Inc.	3,927	376,285
Geberit AG	2,274	1,447,358
Johnson Controls International plc	20,684	1,234,214
Kingspan Group plc	9,468	802,683
Lixil Corp.	16,277	453,573
Masco Corp.	7,375	441,763
Nibe Industrier AB - B Shares	19,059	591,106
Rockwool International A/S - B Shares	495	208,538
TOTO, Ltd. (b)	8,744	539,775
Trane Technologies plc	6,865	1,136,569

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Xinyi Glass Holdings, Ltd.	111,497	$366,463

		16,410,176

Capital Markets—1.4%
3i Group plc	59,476	946,069
Ameriprise Financial, Inc.	3,315	770,572
Amundi S.A. (144A) (a)	3,769	301,492
ASX, Ltd.	11,920	644,083
Bank of New York Mellon Corp. (The)	23,185	1,096,419
BlackRock, Inc.	4,140	3,121,394
Cboe Global Markets, Inc.	3,017	297,748
Charles Schwab Corp. (The)	42,996	2,802,479
CME Group, Inc.	10,285	2,100,506
Credit Suisse Group AG	150,232	1,586,113
Daiwa Securities Group, Inc. (b)	88,287	458,270
Deutsche Bank AG (a)	120,507	1,439,864
Deutsche Boerse AG	11,662	1,938,395
EQT AB	14,561	478,851
Franklin Resources, Inc. (b)	7,841	232,094
Goldman Sachs Group, Inc. (The)	9,950	3,253,650
Hargreaves Lansdown plc	20,293	431,384
Hong Kong Exchanges and Clearing, Ltd.	73,924	4,371,495
Intercontinental Exchange, Inc.	16,080	1,795,814
Invesco, Ltd.	10,820	272,880
Japan Exchange Group, Inc.	31,346	736,802
Julius Baer Group, Ltd.	13,767	879,648
London Stock Exchange Group plc	19,414	1,858,019
Macquarie Group, Ltd.	21,079	2,444,013
Magellan Financial Group, Ltd.	7,910	272,735
MarketAxess Holdings, Inc.	1,154	574,600
Moody’s Corp.	4,625	1,381,071
Morgan Stanley	43,112	3,348,078
MSCI, Inc.	2,390	1,002,079
Nasdaq, Inc.	3,270	482,194
Natixis S.A. (a)	57,866	277,075
Nomura Holdings, Inc.	192,177	1,015,873
Northern Trust Corp.	5,990	629,609
Partners Group Holding AG	1,148	1,466,867
Raymond James Financial, Inc.	3,449	422,709
S&P Global, Inc.	6,915	2,440,096
SBI Holdings, Inc.	14,458	393,448
Schroders plc	7,598	366,727
Singapore Exchange, Ltd.	49,125	364,936
St. James’s Place plc	32,799	575,394
Standard Life Aberdeen plc	137,634	549,395
State Street Corp.	10,090	847,661
T. Rowe Price Group, Inc.	6,590	1,130,844
UBS Group AG	225,010	3,483,889

		55,283,334

Chemicals—1.4%
Air Liquide S.A.	29,063	4,748,469
Air Products & Chemicals, Inc.	6,345	1,785,102
Air Water, Inc. (b)	11,234	196,706
Akzo Nobel NV	11,844	1,323,606
Albemarle Corp.	3,288	480,410

Chemicals—(Continued)
Arkema S.A.	4,265	516,878
Asahi Kasei Corp.	76,678	882,822
BASF SE	56,373	4,682,146
Celanese Corp.	3,295	493,624
CF Industries Holdings, Inc.	6,100	276,818
Chr Hansen Holding A/S (a)	6,499	590,491
Clariant AG	12,173	245,466
Corteva, Inc.	21,374	996,456
Covestro AG (144A)	11,309	760,413
Croda International plc	8,563	749,508
Dow, Inc.	21,374	1,366,654
DuPont de Nemours, Inc.	15,413	1,191,117
Eastman Chemical Co.	3,880	427,266
Ecolab, Inc.	7,145	1,529,530
EMS-Chemie Holding AG	506	451,827
Evonik Industries AG	12,817	453,221
FMC Corp.	3,640	402,620
Givaudan S.A.	567	2,184,785
ICL Group, Ltd.	43,047	252,547
International Flavors & Fragrances, Inc.	7,172	1,001,283
Johnson Matthey plc	11,828	491,426
JSR Corp. (b)	12,438	376,855
Kansai Paint Co., Ltd.	10,830	290,104
Koninklijke DSM NV	10,579	1,790,086
Kuraray Co., Ltd.	19,520	222,861
LANXESS AG	5,150	379,610
Linde plc	15,037	4,212,465
LyondellBasell Industries NV - Class A	7,371	766,953
Mitsubishi Chemical Holdings Corp.	78,256	586,241
Mitsubishi Gas Chemical Co., Inc.	9,658	237,966
Mitsui Chemicals, Inc.	11,253	357,173
Mosaic Co. (The)	9,880	312,307
Nippon Paint Holdings Co., Ltd.	44,940	649,836
Nippon Sanso Holdings Corp.	9,264	176,007
Nissan Chemical Corp.	7,585	405,457
Nitto Denko Corp.	9,765	838,353
Novozymes A/S - B Shares	12,809	820,532
Orica, Ltd.	24,792	262,822
PPG Industries, Inc.	6,790	1,020,265
Sherwin-Williams Co. (The)	2,360	1,741,704
Shin-Etsu Chemical Co., Ltd.	21,738	3,672,972
Sika AG	8,702	2,485,660
Solvay S.A.	4,574	569,592
Sumitomo Chemical Co., Ltd. (b)	91,064	471,683
Symrise AG	7,904	958,319
Teijin, Ltd. (b)	10,889	187,608
Toray Industries, Inc.	84,760	545,543
Tosoh Corp.	15,895	304,268
Umicore S.A.	12,159	645,104
Yara International ASA	10,697	556,426

		54,325,963

Commercial Services & Supplies—0.2%
Brambles, Ltd.	92,146	742,046
Cintas Corp.	2,530	863,514
Copart, Inc. (a)	5,965	647,859

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Dai Nippon Printing Co., Ltd.	14,863	$312,932
Rentokil Initial plc (a)	113,339	757,035
Republic Services, Inc.	5,985	594,610
Rollins, Inc.	6,368	219,186
Secom Co., Ltd.	12,887	1,088,050
Securitas AB - B Shares	19,138	325,490
Sohgo Security Services Co., Ltd.	4,365	206,634
Toppan Printing Co., Ltd.	16,030	270,855
Waste Management, Inc.	11,135	1,436,638

		7,464,849

Communications Equipment—0.3%
Arista Networks, Inc. (a) (b)	1,556	469,741
Cisco Systems, Inc.	121,500	6,282,765
F5 Networks, Inc. (a)	1,785	372,387
Juniper Networks, Inc.	9,420	238,609
Motorola Solutions, Inc.	4,900	921,445
Nokia Oyj (a)	347,012	1,387,091
Telefonaktiebolaget LM Ericsson - B Shares	179,142	2,369,650

		12,041,688

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	16,764	555,747
Bouygues S.A.	14,058	563,799
CIMIC Group, Ltd. (a)	5,849	78,427
Eiffage S.A. (a)	5,225	523,193
Ferrovial S.A.	30,267	789,186
HOCHTIEF AG	1,511	135,229
Jacobs Engineering Group, Inc.	3,650	471,836
Kajima Corp.	27,465	391,608
Obayashi Corp.	39,689	365,591
Quanta Services, Inc.	3,885	341,802
Shimizu Corp.	33,736	274,164
Skanska AB - B Shares (b)	20,791	521,440
Taisei Corp.	11,665	449,769
Vinci S.A.	31,949	3,274,109

		8,735,900

Construction Materials—0.2%
CRH plc	48,178	2,259,996
HeidelbergCement AG	9,164	832,303
James Hardie Industries plc	27,260	828,462
LafargeHolcim, Ltd.	32,133	1,888,605
Martin Marietta Materials, Inc.	1,812	608,506
Taiheiyo Cement Corp.	7,023	185,278
Vulcan Materials Co.	3,750	632,812

		7,235,962

Consumer Finance—0.1%
Acom Co., Ltd.	24,391	113,192
American Express Co.	18,780	2,656,243
Capital One Financial Corp.	13,165	1,674,983
Discover Financial Services	8,785	834,487
Synchrony Financial	15,587	633,767

		5,912,672

Containers & Packaging—0.1%
AMCOR plc	44,951	525,028
Avery Dennison Corp.	2,400	440,760
Ball Corp.	9,440	799,946
International Paper Co.	11,235	607,476
Packaging Corp. of America	2,699	362,961
Sealed Air Corp.	4,395	201,379
Smurfit Kappa Group plc	15,042	708,575
WestRock Co.	7,495	390,115

		4,036,240

Distributors—0.0%
Genuine Parts Co.	4,115	475,653
LKQ Corp. (a)	8,032	339,994
Pool Corp.	1,128	389,431

		1,205,078

Diversified Financial Services—0.6%
AMP, Ltd.	210,049	202,027
Berkshire Hathaway, Inc. - Class B (a)	54,942	14,036,033
Eurazeo S.A. (a)	2,402	182,690
EXOR NV	6,701	567,372
Groupe Bruxelles Lambert S.A.	6,903	713,954
Industrivarden AB - A Shares (a)	6,558	241,025
Industrivarden AB - C Shares (a)	9,760	342,160
Investor AB - B Shares	27,956	2,229,627
Kinnevik AB - Class B	14,890	723,071
L E Lundbergforetagen AB - B Shares (a)	4,645	253,618
M&G plc	158,909	454,450
Mitsubishi HC Capital, Inc. (b)	24,639	149,384
ORIX Corp.	80,645	1,365,582
Sofina S.A.	959	325,122
Tokyo Century Corp. (b)	2,631	177,692
Wendel S.A.	1,683	208,891

		22,172,698

Diversified Telecommunication Services—0.8%
AT&T, Inc. (e)	205,241	6,212,645
BT Group plc (a)	547,799	1,169,327
Cellnex Telecom S.A. (144A)	19,337	1,113,531
Deutsche Telekom AG	204,567	4,119,343
Elisa Oyj	8,787	527,201
HKT Trust & HKT, Ltd.	231,519	330,443
Iliad S.A.	929	176,588
Infrastrutture Wireless Italiane S.p.A. (144A)	20,626	230,164
Koninklijke KPN NV	218,350	742,368
Lumen Technologies, Inc. (b)	28,413	379,313
Nippon Telegraph & Telephone Corp.	79,007	2,033,406
Orange S.A.	122,447	1,507,248
PCCW, Ltd.	259,844	146,476
Proximus SADP	9,297	202,397
Singapore Telecommunications, Ltd.	499,028	906,895
Spark New Zealand, Ltd.	112,282	350,958
Swisscom AG (b)	1,593	854,569
Telecom Italia S.p.A.	511,078	277,463
Telecom Italia S.p.A. - Risparmio Shares	368,425	212,567
Telefonica Deutschland Holding AG	63,632	186,535

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Telefonica S.A.	310,685	$1,393,270
Telenor ASA	42,946	756,185
Telia Co. AB (b)	149,977	649,719
Telstra Corp., Ltd.	254,426	658,499
TPG Telecom, Ltd.	22,683	109,055
United Internet AG	6,521	261,616
Verizon Communications, Inc. (e)	119,120	6,926,828

		32,434,609

Electric Utilities—1.0%
Alliant Energy Corp.	7,144	386,919
American Electric Power Co., Inc.	14,250	1,206,975
AusNet Services	113,894	159,131
Chubu Electric Power Co., Inc.	39,380	508,320
Chugoku Electric Power Co., Inc. (The) (b)	17,747	218,323
CK Infrastructure Holdings, Ltd.	40,503	240,841
CLP Holdings, Ltd.	100,372	975,160
Duke Energy Corp.	22,115	2,134,761
Edison International	10,845	635,517
EDP - Energias de Portugal S.A.	169,747	970,882
Electricite de France S.A. (a)	38,097	511,213
Elia Group S.A.	1,933	212,957
Endesa S.A.	19,482	515,950
Enel S.p.A.	499,191	4,987,668
Entergy Corp.	5,725	569,466
Evergy, Inc.	6,486	386,112
Eversource Energy	9,865	854,210
Exelon Corp.	28,024	1,225,770
FirstEnergy Corp.	15,625	542,031
Fortum Oyj	27,146	725,489
HK Electric Investments & HK Electric Investments, Ltd.	162,023	160,942
Iberdrola S.A.	375,543	4,841,699
Kansai Electric Power Co., Inc. (The) (b)	43,032	467,069
Kyushu Electric Power Co., Inc. (b)	23,186	228,461
Mercury NZ, Ltd.	41,632	189,148
NextEra Energy, Inc.	56,380	4,262,892
NRG Energy, Inc.	7,005	264,299
Orsted A/S (144A)	11,611	1,878,486
Pinnacle West Capital Corp.	3,150	256,252
Power Assets Holdings, Ltd.	84,791	500,877
PPL Corp.	22,115	637,797
Red Electrica Corp. S.A.	26,457	468,707
Southern Co. (The)	30,395	1,889,353
SSE plc	63,811	1,280,314
Terna Rete Elettrica Nazionale S.p.A.	85,997	650,439
Tohoku Electric Power Co., Inc.	26,126	247,374
Tokyo Electric Power Co. Holdings, Inc. (a)	88,400	295,570
Verbund AG	4,236	308,071
Xcel Energy, Inc.	15,410	1,024,919

		37,820,364

Electrical Equipment—0.6%
ABB, Ltd.	113,111	3,440,235
AMETEK, Inc.	6,567	838,803
Eaton Corp. plc	11,438	1,581,647
Emerson Electric Co.	17,195	1,551,333

Electrical Equipment—(Continued)
Fuji Electric Co., Ltd.	7,756	324,849
Generac Holdings, Inc. (a)	1,839	602,180
Legrand S.A.	16,388	1,524,742
Mitsubishi Electric Corp.	112,018	1,715,824
Nidec Corp.	27,449	3,353,041
Prysmian S.p.A.	14,750	480,264
Rockwell Automation, Inc.	3,345	887,897
Schneider Electric SE	33,065	5,051,860
Siemens Energy AG (a)	27,295	979,849
Siemens Gamesa Renewable Energy S.A.	14,722	569,947
Vestas Wind Systems A/S	12,087	2,487,602

		25,390,073

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	17,240	1,137,323
Azbil Corp.	7,575	327,665
CDW Corp.	4,056	672,282
Corning, Inc.	22,040	958,960
FLIR Systems, Inc.	3,705	209,221
Halma plc	23,375	765,189
Hamamatsu Photonics KK	8,659	513,261
Hexagon AB - B Shares	17,274	1,593,029
Hirose Electric Co., Ltd.	1,994	307,666
Hitachi, Ltd.	59,405	2,698,562
Ibiden Co., Ltd.	6,484	300,327
IPG Photonics Corp. (a)	981	206,932
Keyence Corp.	11,196	5,110,376
Keysight Technologies, Inc. (a)	5,330	764,322
Kyocera Corp.	19,704	1,254,574
Murata Manufacturing Co., Ltd.	35,257	2,842,618
Omron Corp.	11,402	893,580
Shimadzu Corp.	13,714	498,898
TDK Corp.	7,957	1,109,652
TE Connectivity, Ltd.	9,500	1,226,545
Trimble, Inc. (a)	7,217	561,410
Venture Corp., Ltd.	16,834	251,696
Yokogawa Electric Corp.	13,955	258,287
Zebra Technologies Corp. - Class A (a)	1,603	777,744

		25,240,119

Energy Equipment & Services—0.1%
Baker Hughes Co.	20,925	452,189
Halliburton Co.	25,550	548,303
NOV, Inc.	11,105	152,361
Schlumberger NV	40,237	1,094,044
Tenaris S.A.	28,862	326,852

		2,573,749

Entertainment—0.7%
Activision Blizzard, Inc.	22,304	2,074,272
Bollore S.A.	53,936	260,564
Capcom Co., Ltd.	10,808	352,375
Electronic Arts, Inc.	8,280	1,120,864
Koei Tecmo Holdings Co., Ltd.	3,610	162,673
Konami Holdings Corp.	5,701	340,895
Live Nation Entertainment, Inc. (a) (b)	4,042	342,155

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—(Continued)
Netflix, Inc. (a)	12,781	$6,667,336
Nexon Co., Ltd.	29,866	971,114
Nintendo Co., Ltd.	6,870	3,845,463
Square Enix Holdings Co., Ltd.	5,703	317,337
Take-Two Interactive Software, Inc. (a)	3,327	587,881
Toho Co., Ltd.	6,839	278,316
UBISOFT Entertainment S.A. (a)	5,620	427,662
Vivendi SE	50,933	1,672,759
Walt Disney Co. (The) (a)	52,271	9,645,045

		29,066,711

Equity Real Estate Investment Trusts—4.7%
Aberdeen Standard European Logistics Income plc (144A)	26,100	39,041
Acadia Realty Trust	9,455	179,361
Activia Properties, Inc.	78	342,889
Advance Residence Investment Corp.	145	454,986
Aedifica S.A.	3,742	428,990
AEON REIT Investment Corp.	175	235,694
Agree Realty Corp. (b)	6,950	467,804
Alexander’s, Inc. (b)	234	64,888
Alexandria Real Estate Equities, Inc.	18,941	3,112,006
Allied Properties Real Estate Investment Trust (b)	13,720	443,686
Alstria Office REIT-AG	20,000	323,226
American Assets Trust, Inc.	5,600	181,664
American Campus Communities, Inc. (b)	15,377	663,825
American Finance Trust, Inc.	12,150	119,313
American Homes 4 Rent - Class A	30,624	1,021,004
American Tower Corp.	12,745	3,046,820
Americold Realty Trust	26,658	1,025,533
Apartment Income REIT Corp.	16,616	710,500
Apartment Investment & Management Co.	16,616	102,022
Apple Hospitality REIT, Inc.	23,500	342,395
Armada Hoffler Properties, Inc.	6,400	80,256
Artis Real Estate Investment Trust (b)	13,050	112,566
Ascencio	600	33,320
Ascendas Real Estate Investment Trust	594,877	1,350,847
Ascott Residence Trust	200,150	159,522
Assura plc	294,195	292,217
AvalonBay Communities, Inc.	19,838	3,660,309
Befimmo S.A.	2,400	97,808
Big Yellow Group plc	18,150	278,654
BMO Commercial Property Trust, Ltd.	59,219	57,799
BMO Real Estate Investment, Ltd.	26,992	27,729
Boardwalk Real Estate Investment Trust	4,250	122,796
Boston Properties, Inc.	21,512	2,178,305
Brandywine Realty Trust (b)	18,876	243,689
British Land Co. plc (The)	157,862	1,097,592
Brixmor Property Group, Inc.	33,227	672,182
Brookfield Property REIT, Inc. - Class A (b)	4,324	77,616
BWP Trust	54,768	164,460
Camden Property Trust	10,616	1,166,805
Canadian Apartment Properties (b)	19,050	816,450
Capital & Counties Properties plc	82,453	194,094
CapitaLand Integrated Commercial Trust	767,706	1,240,957
CareTrust REIT, Inc.	10,650	247,985
Carmila S.A.	4,350	65,813
CDL Hospitality Trusts	88,632	81,838

Equity Real Estate Investment Trusts—(Continued)
Centerspace (b)	1,441	97,988
Champion REIT	221,856	130,138
Charter Hall Long Wale REIT	54,850	197,121
Charter Hall Retail REIT	54,223	158,485
Choice Properties Real Estate Investment Trust (b)	28,718	309,872
Civitas Social Housing plc	70,000	104,037
Cofinimmo S.A.	3,045	443,662
Colony Capital, Inc. (b)	53,600	347,328
Columbia Property Trust, Inc.	12,750	218,025
Comforia Residential REIT, Inc.	71	216,564
Cominar Real Estate Investment Trust (b)	18,881	140,176
Community Healthcare Trust, Inc.	2,500	115,300
Corporate Office Properties Trust	12,600	331,758
Cousins Properties, Inc.	16,609	587,128
Covivio	8,864	758,452
Crombie Real Estate Investment Trust (b)	10,350	130,291
Cromwell Property Group	159,307	100,063
Crown Castle International Corp.	12,410	2,136,133
CubeSmart	21,677	820,041
Custodian REIT plc	43,613	55,215
CyrusOne, Inc.	13,500	914,220
Daiwa House REIT Investment Corp.	349	938,439
Daiwa Office Investment Corp.	31	218,417
Daiwa Securities Living Investments Corp.	219	215,063
Derwent London plc	11,350	505,098
Dexus	189,652	1,407,360
DiamondRock Hospitality Co. (a)	22,250	229,175
Digital Realty Trust, Inc.	39,439	5,554,589
Diversified Healthcare Trust (b)	26,450	126,431
Douglas Emmett, Inc.	18,640	585,296
Dream Industrial Real Estate Investment Trust	17,050	182,073
Dream Office Real Estate Investment Trust (b)	4,500	75,770
Duke Realty Corp.	52,076	2,183,547
Easterly Government Properties, Inc.	9,075	188,125
EastGroup Properties, Inc.	4,379	627,423
Empire State Realty Trust, Inc. - Class A (b)	16,129	179,516
Empiric Student Property plc	66,003	72,178
EPR Properties (b)	8,297	386,557
Equinix, Inc.	2,617	1,778,487
Equity Commonwealth	13,100	364,180
Equity LifeStyle Properties, Inc.	19,516	1,241,998
Equity Residential	51,083	3,659,075
Essential Properties Realty Trust, Inc.	11,600	264,828
Essex Property Trust, Inc.	9,249	2,514,248
Eurocommercial Properties NV (a)	5,400	119,287
Extra Space Storage, Inc.	18,194	2,411,615
Federal Realty Investment Trust	10,591	1,074,457
First Capital Real Estate Investment Trust	24,250	318,200
First Industrial Realty Trust, Inc.	14,350	657,086
Fortune Real Estate Investment Trust	151,530	145,286
Four Corners Property Trust, Inc.	8,200	224,680
Franklin Street Properties Corp.	11,550	62,948
Frasers Centrepoint Trust	120,350	220,410
Frasers Logistics & Industrial Trust	293,100	316,404
Frontier Real Estate Investment Corp.	52	221,788
Fukuoka REIT Corp.	81	127,347
Gaming and Leisure Properties, Inc.	24,360	1,033,595

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
GCP Student Living plc	51,204	$109,419
Gecina S.A.	8,660	1,192,469
Getty Realty Corp.	3,865	109,457
Global Net Lease, Inc.	10,050	181,503
Global One Real Estate Investment Corp. (b)	108	117,799
GLP J-REIT	692	1,137,364
Goodman Group	101,851	1,403,106
Goodman Property Trust	122,450	193,580
GPT Group (The)	338,539	1,186,050
Granite Real Estate Investment Trust (b)	6,500	395,265
Great Portland Estates plc	28,530	267,421
H&R Real Estate Investment Trust	31,565	358,174
Hamborner REIT AG	7,900	83,518
Hammerson plc	456,725	219,944
Healthcare Realty Trust, Inc.	15,610	473,295
Healthcare Trust of America, Inc. - Class A	24,375	672,262
Healthpeak Properties, Inc.	75,942	2,410,399
Hibernia REIT plc	74,666	96,493
Highwoods Properties, Inc.	11,550	495,957
Hoshino Resorts REIT, Inc.	25	144,318
Host Hotels & Resorts, Inc.	98,730	1,663,600
Hudson Pacific Properties, Inc.	16,813	456,137
Hulic REIT, Inc.	130	203,668
Icade	3,585	261,981
Ichigo Office REIT Investment Corp.	133	114,107
Immobiliare Grande Distribuzione SIIQ S.p.A.	7,359	30,582
Impact Healthcare Reit plc	26,500	41,464
Independence Realty Trust, Inc.	11,350	172,520
Industrial & Infrastructure Fund Investment Corp.	212	364,113
Industrial Logistics Properties Trust	7,200	166,536
Inmobiliaria Colonial Socimi S.A.	36,584	354,218
Innovative Industrial Properties, Inc. (b)	2,650	477,424
InterRent Real Estate Investment Trust (b)	12,600	148,288
Intervest Offices & Warehouses NV	2,550	63,249
Invesco Office J-REIT, Inc.	977	154,274
Invincible Investment Corp.	549	207,467
Invitation Homes, Inc.	62,978	2,014,666
Irish Residential Properties REIT plc	49,247	94,083
Iron Mountain, Inc. (b)	8,249	305,295
Japan Excellent, Inc.	139	180,387
Japan Hotel REIT Investment Corp.	502	283,195
Japan Logistics Fund, Inc.	97	273,186
Japan Prime Realty Investment Corp.	99	369,947
Japan Real Estate Investment Corp. (b)	227	1,341,247
Japan Retail Fund Investment Corp.	1,109	1,133,764
JBG SMITH Properties	13,675	434,728
Kenedix Office Investment Corp.	43	306,080
Kenedix Residential Next Investment Corp.	105	204,948
Kenedix Retail REIT Corp.	60	145,545
Keppel DC REIT	136,507	274,315
Keppel REIT	220,982	200,423
Killam Apartment Real Estate Investment Trust	10,850	159,810
Kilroy Realty Corp.	13,063	857,325
Kimco Realty Corp. (b)	58,692	1,100,475
Kite Realty Group Trust (b)	9,262	178,664
Kiwi Property Group, Ltd.	176,720	153,209
Klepierre	32,668	760,956
Land Securities Group plc	123,250	1,172,985

Equity Real Estate Investment Trusts—(Continued)
Lar Espana Real Estate Socimi S.A.	6,800	40,673
LaSalle Logiport REIT	183	277,371
Leasinvest Real Estate SCA	276	24,223
Lexington Realty Trust	30,500	338,855
Life Storage, Inc.	8,324	715,448
Link REIT	361,142	3,292,393
LondonMetric Property plc	98,926	291,204
LTC Properties, Inc. (b)	4,300	179,396
LXI REIT plc	58,552	101,711
Macerich Co. (The) (b)	16,710	195,507
Mack-Cali Realty Corp. (b)	9,657	149,490
Manulife US Real Estate Investment Trust	162,250	118,444
Mapletree Commercial Trust	377,975	597,101
Mapletree Industrial Trust	184,107	375,560
Mapletree Logistics Trust	500,284	719,338
Medical Properties Trust, Inc.	64,366	1,369,708
Mercialys S.A.	6,900	75,961
Merlin Properties Socimi S.A.	37,338	381,536
Mid-America Apartment Communities, Inc.	16,053	2,317,411
Mirvac Group	683,170	1,301,816
Mitsubishi Estate Logistics REIT Investment Corp.	38	149,244
Mitsui Fudosan Logistics Park, Inc.	57	281,549
Monmouth Real Estate Investment Corp.	10,550	186,630
Montea CVA	1,350	140,986
Mori Hills REIT Investment Corp.	177	245,372
Mori Trust Sogo REIT, Inc. (b)	111	156,033
National Health Investors, Inc.	4,850	350,558
National Retail Properties, Inc.	19,416	855,663
National Storage Affiliates Trust	7,000	279,510
National Storage REIT	110,000	167,655
NewRiver REIT plc (a)	34,011	44,038
NexPoint Residential Trust, Inc. (b)	2,450	112,921
Nippon Accommodations Fund, Inc.	52	305,189
Nippon Building Fund, Inc.	257	1,514,454
Nippon Prologis REIT, Inc.	381	1,224,975
NIPPON REIT Investment Corp.	49	187,287
Nomura Real Estate Master Fund, Inc.	767	1,153,460
NorthWest Healthcare Properties Real Estate Investment Trust (b)	16,800	172,853
NSI NV	2,071	82,088
Office Properties Income Trust (b)	5,331	146,709
Omega Healthcare Investors, Inc.	25,720	942,124
Orix JREIT, Inc.	459	799,782
Paramount Group, Inc.	20,974	212,467
Park Hotels & Resorts, Inc. (b)	26,346	568,547
Parkway Life Real Estate Investment Trust	43,550	131,984
Pebblebrook Hotel Trust (b)	14,511	352,472
Physicians Realty Trust (b)	23,269	411,163
Picton Property Income, Ltd. (The)	61,356	72,580
Piedmont Office Realty Trust, Inc. - Class A	13,850	240,575
Precinct Properties New Zealand, Ltd.	118,850	135,123
Premier Investment Corp.	142	202,878
Primary Health Properties plc	146,063	298,448
ProLogis, Inc.	103,987	11,022,622
PS Business Parks, Inc.	2,250	347,805
Public Storage	21,347	5,267,586
QTS Realty Trust, Inc. - Class A (b)	7,150	443,586
RDI REIT plc	29,999	50,262

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Realty Income Corp. (b)	52,686	$3,345,561
Regency Centers Corp.	23,441	1,329,339
Regional REIT, Ltd. (144A)	41,388	45,014
Retail Estates NV	1,127	77,181
Retail Opportunity Investments Corp.	12,885	204,485
Retail Properties of America, Inc. - Class A (b)	23,900	250,472
Rexford Industrial Realty, Inc.	14,700	740,880
RioCan Real Estate Investment Trust (b)	35,614	551,483
RLJ Lodging Trust	18,295	283,207
RPT Realty	8,978	102,439
Ryman Hospitality Properties, Inc.	5,636	436,846
Sabra Health Care REIT, Inc.	22,905	397,631
Safehold, Inc. (b)	2,000	140,200
Safestore Holdings plc	23,040	252,820
SBA Communications Corp.	3,172	880,389
Scentre Group	901,492	1,935,639
Schroder Real Estate Investment Trust, Ltd.	55,749	30,645
Segro plc	206,686	2,672,030
Sekisui House REIT, Inc.	452	376,073
Service Properties Trust (b)	18,300	217,038
Shaftesbury plc	31,323	277,063
Shopping Centres Australasia Property Group	120,637	230,063
Simon Property Group, Inc.	46,177	5,253,557
SITE Centers Corp.	17,075	231,537
SL Green Realty Corp. (b)	7,888	552,081
SmartCentres Real Estate Investment Trust (b)	14,650	313,004
Spirit Realty Capital, Inc.	12,811	544,467
STAG Industrial, Inc. (b)	17,785	597,754
Standard Life Investment Property Income Trust, Ltd.	45,774	38,555
Stockland	414,152	1,388,500
STORE Capital Corp.	27,062	906,577
Summit Hotel Properties, Inc.	11,500	116,840
Summit Industrial Income REIT (b)	14,000	158,861
Sun Communities, Inc.	11,871	1,781,125
Sunstone Hotel Investors, Inc.	23,956	298,492
Suntec Real Estate Investment Trust	355,324	412,687
Tanger Factory Outlet Centers, Inc. (b)	10,100	152,813
Target Healthcare REIT plc	51,461	80,444
Terreno Realty Corp.	7,550	436,164
Tokyu REIT, Inc.	99	161,926
Triple Point Social Housing REIT plc (144A)	41,053	57,162
Tritax Big Box REIT plc	192,085	475,394
Tritax EuroBox plc (144A)	57,100	79,114
UDR, Inc.	41,434	1,817,295
UK Commercial Property Trust, Ltd.	82,822	82,230
Unibail-Rodamco-Westfield (a)	23,651	1,895,239
Unibail-Rodamco-Westfield (Interim Shares) (a)	67	5,369
UNITE Group plc (The) (a)	35,800	526,653
United Urban Investment Corp.	519	698,403
Universal Health Realty Income Trust	1,426	96,654
Urban Edge Properties	12,950	213,934
Vastned Retail NV	1,907	55,545
Ventas, Inc.	52,622	2,806,857
VEREIT, Inc.	24,543	947,851
VICI Properties, Inc. (b)	60,012	1,694,739
Vicinity Centres	657,622	828,534
Vornado Realty Trust	24,195	1,098,211

Equity Real Estate Investment Trusts—(Continued)
Warehouses De Pauw CVA	15,669	517,822
Washington Real Estate Investment Trust	9,394	207,607
Waypoint REIT	87,950	167,850
Weingarten Realty Investors	13,608	366,191
Welltower, Inc.	58,996	4,225,883
Wereldhave NV (a)	4,500	77,036
Weyerhaeuser Co.	21,492	765,115
Workspace Group plc	15,000	165,449
WP Carey, Inc. (b)	19,551	1,383,429
WPT Industrial Real Estate Investment Trust	5,993	90,494
Xenia Hotels & Resorts, Inc.	12,600	245,700
Xior Student Housing NV	2,139	114,145

		186,670,994

Food & Staples Retailing—0.7%
Aeon Co., Ltd.	40,136	1,199,010
Carrefour S.A. (b)	37,637	681,831
Coles Group, Ltd.	81,531	993,316
Cosmos Pharmaceutical Corp.	1,252	195,548
Costco Wholesale Corp.	12,795	4,509,982
Etablissements Franz Colruyt NV	3,384	201,845
ICA Gruppen AB	6,147	300,535
J Sainsbury plc	108,488	362,759
Jeronimo Martins SGPS S.A.	15,385	259,008
Kesko Oyj - B Shares	16,764	512,794
Kobe Bussan Co., Ltd.	7,525	201,836
Koninklijke Ahold Delhaize NV	67,558	1,881,764
Kroger Co. (The)	21,860	786,741
Lawson, Inc.	3,065	150,545
Seven & i Holdings Co., Ltd.	46,245	1,868,864
Sundrug Co., Ltd.	4,376	160,408
Sysco Corp.	14,645	1,153,147
Tesco plc	474,540	1,497,603
Tsuruha Holdings, Inc.	2,293	295,477
Walgreens Boots Alliance, Inc.	20,595	1,130,666
Walmart, Inc. (e)	39,874	5,416,085
Welcia Holdings Co., Ltd.	5,765	197,702
WM Morrison Supermarkets plc	146,998	369,972
Woolworths Group, Ltd.	77,524	2,412,878

		26,740,316

Food Products—1.0%
a2 Milk Co., Ltd. (a)	45,219	272,760
Ajinomoto Co., Inc.	28,530	585,185
Archer-Daniels-Midland Co.	16,055	915,135
Associated British Foods plc (a)	21,950	731,020
Barry Callebaut AG	187	422,635
Calbee, Inc.	5,320	135,756
Campbell Soup Co. (b)	5,790	291,063
Chocoladefabriken Lindt & Spruengli AG	7	640,635
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	63	549,924
Conagra Brands, Inc.	14,040	527,904
Danone S.A.	37,929	2,602,473
General Mills, Inc.	17,560	1,076,779
Hershey Co. (The)	4,165	658,736
Hormel Foods Corp. (b)	8,010	382,718

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
J.M. Smucker Co. (The) (b)	3,085	$390,345
JDE Peet’s B.V. (a)	4,601	168,879
Kellogg Co.	7,255	459,242
Kerry Group plc - Class A	9,759	1,221,267
Kikkoman Corp. (b)	8,965	535,325
Kraft Heinz Co. (The) (b)	18,623	744,920
Lamb Weston Holdings, Inc.	4,148	321,387
McCormick & Co., Inc.	7,140	636,602
MEIJI Holdings Co., Ltd. (b)	7,069	454,896
Mondelez International, Inc. - Class A	40,560	2,373,977
Mowi ASA	26,865	666,465
Nestle S.A.	176,825	19,708,088
NH Foods, Ltd. (b)	5,034	216,332
Nisshin Seifun Group, Inc.	12,091	202,642
Nissin Foods Holdings Co., Ltd.	3,936	292,095
Orkla ASA	45,906	450,092
Toyo Suisan Kaisha, Ltd.	5,421	227,510
Tyson Foods, Inc. - Class A	8,450	627,835
WH Group, Ltd. (144A)	585,146	475,138
Wilmar International, Ltd.	117,415	474,707
Yakult Honsha Co., Ltd.	7,943	402,809
Yamazaki Baking Co., Ltd.	7,405	119,562

		40,962,838

Gas Utilities—0.1%
APA Group	72,116	549,663
Atmos Energy Corp.	3,665	362,285
Enagas S.A.	15,212	330,418
Hong Kong & China Gas Co., Ltd.	651,722	1,031,829
Naturgy Energy Group S.A. (b)	18,045	442,365
Osaka Gas Co., Ltd.	22,921	448,144
Snam S.p.A.	123,603	686,300
Toho Gas Co., Ltd.	4,593	284,309
Tokyo Gas Co., Ltd. (b)	22,985	510,864

		4,646,177

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	50,970	6,108,245
ABIOMED, Inc. (a)	1,272	405,425
Alcon, Inc. (a)	30,179	2,113,000
Align Technology, Inc. (a)	2,099	1,136,671
Ambu A/S - Class B	9,988	469,147
Asahi Intecc Co., Ltd.	11,942	329,780
Baxter International, Inc.	14,500	1,222,930
Becton Dickinson & Co.	8,357	2,032,005
BioMerieux	2,568	327,360
Boston Scientific Corp. (a)	40,780	1,576,147
Carl Zeiss Meditec AG	2,498	376,514
Cochlear, Ltd.	4,045	650,128
Coloplast A/S - Class B	7,296	1,098,411
Cooper Cos., Inc. (The)	1,476	566,917
Danaher Corp.	18,260	4,109,961
Demant A/S (a)	6,620	280,843
Dentsply Sirona, Inc.	6,207	396,069
DexCom, Inc. (a)	2,798	1,005,573
DiaSorin S.p.A.	1,563	250,648

Health Care Equipment & Supplies—(Continued)
Edwards Lifesciences Corp. (a)	17,880	1,495,483
Fisher & Paykel Healthcare Corp., Ltd.	35,342	793,565
GN Store Nord A/S	7,891	621,981
Hologic, Inc. (a)	7,363	547,660
Hoya Corp.	23,070	2,717,204
IDEXX Laboratories, Inc. (a)	2,491	1,218,871
Intuitive Surgical, Inc. (a)	3,460	2,556,732
Koninklijke Philips NV (a)	55,933	3,193,411
Medtronic plc	38,779	4,580,963
Olympus Corp.	71,520	1,483,639
ResMed, Inc.	4,183	811,586
Siemens Healthineers AG (144A)	16,537	895,285
Smith & Nephew plc	53,740	1,014,751
Sonova Holding AG (a)	3,366	891,688
STERIS plc (b)	2,436	464,009
Straumann Holding AG	636	793,042
Stryker Corp.	9,470	2,306,703
Sysmex Corp.	10,282	1,110,927
Teleflex, Inc.	1,345	558,794
Terumo Corp.	39,624	1,436,322
Varian Medical Systems, Inc. (a)	2,625	463,391
West Pharmaceutical Services, Inc.	2,136	601,882
Zimmer Biomet Holdings, Inc.	5,935	950,075

		55,963,738

Health Care Providers & Services—0.8%
Alfresa Holdings Corp.	11,491	221,783
AmerisourceBergen Corp.	4,185	494,123
Amplifon S.p.A. (a)	7,642	284,898
Anthem, Inc.	7,080	2,541,366
Cardinal Health, Inc.	8,430	512,123
Centene Corp. (a)	16,677	1,065,827
Chartwell Retirement Residences (b)	24,100	224,565
Cigna Corp.	10,146	2,452,694
CVS Health Corp.	37,699	2,836,096
DaVita, Inc. (a)	2,030	218,773
Fresenius Medical Care AG & Co. KGaA	13,087	962,015
Fresenius SE & Co. KGaA	25,664	1,143,140
HCA Healthcare, Inc.	7,669	1,444,379
Henry Schein, Inc. (a)	4,006	277,375
Humana, Inc.	3,700	1,551,225
Laboratory Corp. of America Holdings (a)	2,825	720,460
McKesson Corp.	4,555	888,407
Medipal Holdings Corp.	11,209	215,573
NMC Health plc (a) (c) (d)	8,180	0
Orpea S.A. (a)	3,200	370,659
Quest Diagnostics, Inc.	3,805	488,334
Ramsay Health Care, Ltd.	11,298	577,364
Ryman Healthcare, Ltd.	24,448	261,201
Sonic Healthcare, Ltd.	27,797	743,359
Suzuken Co., Ltd. (b)	4,105	160,645
UnitedHealth Group, Inc.	27,200	10,120,304
Universal Health Services, Inc. - Class B	2,200	293,458

		31,070,146

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.1%
Cerner Corp.	8,760	$629,669
M3, Inc.	27,076	1,861,197

		2,490,866

Hotels, Restaurants & Leisure—0.8%
Accor S.A. (a)	11,225	423,478
Aristocrat Leisure, Ltd.	35,125	919,742
Caesars Entertainment, Inc. (a)	5,955	520,765
Carnival Corp.	22,920	608,297
Chipotle Mexican Grill, Inc. (a)	815	1,157,968
Compass Group plc	109,486	2,206,836
Crown Resorts, Ltd.	22,763	203,279
Darden Restaurants, Inc.	3,675	521,850
Domino’s Pizza, Inc. (b)	1,183	435,096
Entain plc (a)	35,618	745,660
Evolution Gaming Group AB (144A)	9,072	1,336,271
Flutter Entertainment plc (a)	9,500	2,023,223
Galaxy Entertainment Group, Ltd. (a)	132,494	1,198,320
Genting Singapore, Ltd.	369,600	253,290
Hilton Worldwide Holdings, Inc.	7,908	956,235
InterContinental Hotels Group plc (a)	10,684	734,967
La Francaise des Jeux SAEM (144A)	5,253	238,547
Las Vegas Sands Corp.	9,442	573,696
Marriott International, Inc. - Class A	7,607	1,126,673
McDonald’s Corp.	21,440	4,805,562
McDonald’s Holdings Co. Japan, Ltd.	4,063	187,265
Melco Resorts & Entertainment, Ltd. (ADR)	13,114	261,100
MGM Resorts International	11,804	448,434
Norwegian Cruise Line Holdings, Ltd. (a) (b)	10,427	287,681
Oriental Land Co., Ltd.	12,277	1,849,831
Pandox AB (a)	9,936	168,288
Penn National Gaming, Inc. (a) (b)	4,222	442,634
Royal Caribbean Cruises, Ltd.	6,214	531,981
Sands China, Ltd. (a)	148,320	743,793
SJM Holdings, Ltd.	121,238	159,071
Sodexo S.A. (a)	5,466	524,425
Starbucks Corp.	33,886	3,702,723
Tabcorp Holdings, Ltd.	131,730	470,426
Whitbread plc (a)	12,454	588,417
Wynn Macau, Ltd. (a)	95,297	185,731
Wynn Resorts, Ltd.	2,950	369,841
Yum! Brands, Inc.	8,540	923,857

		32,835,253

Household Durables—0.5%
Barratt Developments plc (a)	62,239	641,000
Berkeley Group Holdings plc	7,764	475,289
Casio Computer Co., Ltd.	11,873	224,851
DR Horton, Inc.	9,450	842,184
Electrolux AB - Series B (b)	13,785	381,948
Garmin, Ltd.	4,270	563,000
Husqvarna AB - B Shares	25,548	367,490
Iida Group Holdings Co., Ltd.	8,998	218,457
Leggett & Platt, Inc. (b)	3,780	172,557
Lennar Corp. - Class A	7,895	799,211
Mohawk Industries, Inc. (a)	1,660	319,235

Household Durables—(Continued)
Newell Brands, Inc.	10,795	289,090
NVR, Inc. (a)	170	800,858
Panasonic Corp.	135,530	1,750,994
Persimmon plc	19,633	796,050
PulteGroup, Inc.	7,580	397,495
Rinnai Corp.	2,251	252,647
SEB S.A.	1,553	273,952
Sekisui Chemical Co., Ltd.	21,843	421,035
Sekisui House, Ltd.	37,663	810,102
Sharp Corp. (b)	13,016	225,556
Sony Corp.	77,399	8,148,679
Taylor Wimpey plc (a)	222,738	554,354
Whirlpool Corp.	1,830	403,241

		20,129,275

Household Products—0.5%
Church & Dwight Co., Inc.	7,002	611,625
Clorox Co. (The)	3,615	697,261
Colgate-Palmolive Co.	24,350	1,919,510
Essity AB - Class B (b)	37,352	1,180,098
Henkel AG & Co. KGaA	6,404	633,682
Kimberly-Clark Corp.	9,735	1,353,652
Lion Corp.	13,711	267,198
Pigeon Corp.	7,063	267,670
Procter & Gamble Co. (The) (e)	70,806	9,589,257
Reckitt Benckiser Group plc	43,653	3,910,910
Unicharm Corp.	24,768	1,038,030

		21,468,893

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	19,185	514,350
Meridian Energy, Ltd.	78,314	295,900
Uniper SE	12,302	445,146

		1,255,396

Industrial Conglomerates—0.7%
3M Co.	16,645	3,207,159
CK Hutchison Holdings, Ltd.	165,676	1,321,939
DCC plc	6,084	527,717
General Electric Co.	252,372	3,313,644
Honeywell International, Inc.	20,060	4,354,424
Investment AB Latour - B Shares	9,048	234,129
Jardine Matheson Holdings, Ltd.	13,462	881,037
Jardine Strategic Holdings, Ltd.	13,548	448,324
Keihan Holdings Co., Ltd.	5,880	245,268
Keppel Corp., Ltd.	89,019	352,935
Melrose Industries plc (a)	296,942	683,442
Roper Technologies, Inc.	3,090	1,246,321
Siemens AG	46,953	7,710,677
Smiths Group plc	24,216	513,459
Toshiba Corp.	23,821	807,079

		25,847,554

Insurance—1.8%
Admiral Group plc	11,814	505,111

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Aegon NV	109,368	$518,754
Aflac, Inc.	18,370	940,177
Ageas SA	10,803	652,586
AIA Group, Ltd.	742,101	9,028,031
Allianz SE	25,605	6,518,530
Allstate Corp. (The)	8,665	995,608
American International Group, Inc.	24,871	1,149,289
Aon plc - Class A (b)	6,480	1,491,113
Arthur J. Gallagher & Co.	5,542	691,475
Assicurazioni Generali S.p.A. (a)	67,722	1,359,042
Assurant, Inc.	1,605	227,541
Aviva plc	240,063	1,351,457
AXA S.A.	118,712	3,182,758
Baloise Holding AG	2,862	486,513
Chubb, Ltd.	12,967	2,048,397
Cincinnati Financial Corp. (b)	4,310	444,318
CNP Assurances (a)	10,491	199,497
Dai-ichi Life Holdings, Inc.	66,237	1,146,337
Direct Line Insurance Group plc	83,403	360,059
Everest Re Group, Ltd.	1,128	279,530
Gjensidige Forsikring ASA	12,224	286,996
Globe Life, Inc.	2,655	256,553
Hannover Rueck SE	3,715	678,815
Hartford Financial Services Group, Inc. (The)	10,240	683,930
Insurance Australia Group, Ltd.	141,253	503,691
Japan Post Holdings Co., Ltd.	96,265	861,093
Japan Post Insurance Co., Ltd.	13,754	283,658
Legal & General Group plc	366,216	1,406,956
Lincoln National Corp.	5,140	320,068
Loews Corp.	6,440	330,243
Marsh & McLennan Cos., Inc.	14,550	1,772,190
Medibank Private, Ltd.	168,327	358,408
MetLife, Inc. (f)	21,575	1,311,544
MS&AD Insurance Group Holdings, Inc.	27,364	806,398
Muenchener Rueckversicherungs-Gesellschaft AG	8,599	2,648,540
NN Group NV	17,739	866,353
Phoenix Group Holdings plc	33,727	341,344
Poste Italiane S.p.A. (144A)	31,932	407,339
Principal Financial Group, Inc. (b)	7,275	436,209
Progressive Corp. (The)	16,805	1,606,726
Prudential Financial, Inc.	11,330	1,032,163
Prudential plc	160,121	3,394,488
QBE Insurance Group, Ltd.	89,800	659,536
RSA Insurance Group plc	63,231	593,642
Sampo Oyj - A Shares	28,910	1,306,452
SCOR SE (a)	9,691	330,234
Sompo Holdings, Inc.	20,665	790,620
Suncorp Group, Ltd.	78,539	589,085
Swiss Life Holding AG	1,867	917,669
Swiss Re AG	17,538	1,724,837
T&D Holdings, Inc.	32,886	426,979
Tokio Marine Holdings, Inc.	38,778	1,856,702
Travelers Cos., Inc. (The)	7,280	1,094,912
Tryg A/S	20,089	473,976
Unum Group	5,795	161,275
W.R. Berkley Corp.	3,968	298,989
Willis Towers Watson plc	3,667	839,303

Insurance—(Continued)
Zurich Insurance Group AG	9,235	3,938,040

		70,172,079

Interactive Media & Services—1.5%
Adevinta ASA (a)	14,652	215,829
Alphabet, Inc. - Class A (a) (e)	8,690	17,923,298
Alphabet, Inc. - Class C (a) (e)	8,316	17,202,727
Auto Trader Group plc	59,259	453,048
Facebook, Inc. - Class A (a)	69,296	20,409,751
Kakaku.com, Inc.	8,212	224,933
REA Group, Ltd.	3,268	352,795
Scout24 AG (144A)	6,644	504,129
Seek, Ltd.	20,453	444,181
Twitter, Inc. (a)	22,976	1,461,963
Z Holdings Corp.	162,116	809,436

		60,002,090

Internet & Direct Marketing Retail—1.3%
Amazon.com, Inc. (a)	12,371	38,276,864
Booking Holdings, Inc. (a)	1,195	2,784,159
Delivery Hero SE (144A) (a)	7,944	1,029,540
eBay, Inc. (b)	18,575	1,137,533
Etsy, Inc. (a)	3,652	736,499
Expedia Group, Inc.	3,935	677,292
HelloFresh SE (a)	9,071	676,872
Just Eat Takeaway (144A) (a)	7,773	718,483
Mercari, Inc. (a)	5,241	238,977
Ocado Group plc (a)	29,838	837,227
Prosus NV	29,915	3,335,234
Rakuten, Inc.	52,609	626,959
Zalando SE (144A) (a)	9,389	920,258
ZOZO, Inc.	6,666	197,430

		52,193,327

IT Services—1.7%
Accenture plc - Class A	18,295	5,053,994
Adyen NV (144A) (a)	1,115	2,499,716
Afterpay, Ltd. (a)	13,073	1,024,830
Akamai Technologies, Inc. (a)	4,660	474,854
Amadeus IT Group S.A.	27,650	1,957,247
Atos SE (a)	6,076	474,126
Automatic Data Processing, Inc.	12,295	2,317,239
Bechtle AG	1,676	314,284
Broadridge Financial Solutions, Inc.	3,258	498,800
Capgemini SE	9,881	1,681,855
Cognizant Technology Solutions Corp. - Class A	15,250	1,191,330
Computershare, Ltd.	3,381	38,703
Computershare, Ltd.	29,753	340,586
DXC Technology Co.	7,328	229,073
Edenred	15,135	790,677
Fidelity National Information Services, Inc.	17,817	2,505,248
Fiserv, Inc. (a)	16,542	1,969,160
FleetCor Technologies, Inc. (a)	2,423	650,891
Fujitsu, Ltd.	12,070	1,751,881
Gartner, Inc. (a)	2,509	458,018
Global Payments, Inc.	8,513	1,716,051

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
GMO Payment Gateway, Inc.	2,534	$339,331
International Business Machines Corp.	25,694	3,423,982
Itochu Techno-Solutions Corp.	5,867	189,912
Jack Henry & Associates, Inc.	2,136	324,074
Leidos Holdings, Inc. (b)	3,787	364,612
MasterCard, Inc. - Class A	25,300	9,008,065
NEC Corp.	15,909	938,727
Nexi S.p.A. (144A) (a)	26,971	472,204
Nomura Research Institute, Ltd.	19,708	612,580
NTT Data Corp.	38,575	599,218
Obic Co., Ltd.	4,284	788,235
Otsuka Corp.	6,387	299,038
Paychex, Inc.	9,165	898,353
PayPal Holdings, Inc. (a)	33,675	8,177,637
SCSK Corp.	3,183	189,216
TIS, Inc.	13,682	327,075
VeriSign, Inc. (a)	2,885	573,423
Visa, Inc. - A Shares (b)	48,810	10,334,541
Western Union Co. (The) (b)	11,820	291,481
Wix.com, Ltd. (a)	3,383	944,601
Worldline S.A. (144A) (a)	14,694	1,231,373

		68,266,241

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	12,267	877,037
Hasbro, Inc. (b)	3,645	350,357
Sega Sammy Holdings, Inc.	10,576	165,409
Shimano, Inc.	4,555	1,087,988
Yamaha Corp.	8,285	451,042

		2,931,833

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	8,735	1,110,568
Bio-Rad Laboratories, Inc. - Class A (a)	625	356,981
Eurofins Scientific SE (a)	8,138	778,053
Illumina, Inc. (a)	4,219	1,620,349
IQVIA Holdings, Inc. (a)	5,521	1,066,326
Lonza Group AG	4,571	2,554,588
Mettler-Toledo International, Inc. (a)	689	796,270
PerkinElmer, Inc. (b)	3,190	409,245
QIAGEN NV (a)	14,168	685,877
Sartorius Stedim Biotech	1,705	702,179
Thermo Fisher Scientific, Inc.	11,330	5,170,785
Waters Corp. (a)	1,790	508,664

		15,759,885

Machinery—1.3%
Alfa Laval AB (a)	19,228	580,672
Alstom S.A. (a)	15,318	764,020
Amada Co., Ltd.	19,754	221,498
Atlas Copco AB - A Shares	41,215	2,509,438
Atlas Copco AB - B Shares	23,962	1,246,592
Caterpillar, Inc.	15,685	3,636,881
CNH Industrial NV (a)	62,545	971,431
Cummins, Inc.	4,295	1,112,877
Daifuku Co., Ltd.	6,235	612,616

Machinery—(Continued)
Deere & Co.	9,015	3,372,872
Dover Corp.	4,100	562,233
Epiroc AB - Class A	40,279	912,436
Epiroc AB - Class B	23,835	496,654
FANUC Corp.	11,774	2,802,037
Fortive Corp.	9,730	687,327
GEA Group AG	9,377	384,330
Harmonic Drive Systems, Inc.	2,365	160,615
Hino Motors, Ltd.	17,559	150,523
Hitachi Construction Machinery Co., Ltd.	6,574	211,541
Hoshizaki Corp.	3,147	280,396
IDEX Corp.	2,221	464,900
Illinois Tool Works, Inc.	8,300	1,838,616
Ingersoll Rand, Inc. (a)	10,651	524,136
KION Group AG	4,410	435,492
Knorr-Bremse AG	4,473	557,926
Komatsu, Ltd.	53,724	1,659,785
Kone Oyj - Class B	20,861	1,703,807
Kubota Corp.	63,677	1,454,084
Kurita Water Industries, Ltd.	6,036	259,779
Makita Corp.	13,788	591,981
Minebea Mitsumi, Inc.	22,188	570,477
MISUMI Group, Inc.	17,516	509,958
Mitsubishi Heavy Industries, Ltd.	19,589	611,853
Miura Co., Ltd.	5,360	290,442
Nabtesco Corp.	6,883	316,401
NGK Insulators, Ltd.	15,755	289,800
NSK, Ltd.	21,901	224,439
Otis Worldwide Corp.	11,676	799,222
PACCAR, Inc.	9,895	919,443
Parker-Hannifin Corp.	3,735	1,178,131
Pentair plc	4,773	297,453
Rational AG	315	244,463
Sandvik AB (a)	69,290	1,893,497
Schindler Holding AG	1,248	357,611
Schindler Holding AG (Participation Certificate)	2,507	736,449
SKF AB - B Shares (b)	23,266	661,405
SMC Corp.	3,515	2,050,838
Snap-on, Inc.	1,510	348,417
Spirax-Sarco Engineering plc	4,541	713,818
Stanley Black & Decker, Inc.	4,640	926,469
Techtronic Industries Co., Ltd.	83,941	1,442,960
THK Co., Ltd.	7,363	254,734
Volvo AB - B Shares (a) (b)	87,401	2,211,436
Wartsila Oyj Abp	27,125	284,690
Westinghouse Air Brake Technologies Corp.	5,077	401,895
Xylem, Inc.	5,140	540,625
Yaskawa Electric Corp.	14,774	739,826

		50,984,247

Marine—0.1%
AP Moller - Maersk A/S - Class A	197	429,571
AP Moller - Maersk A/S - Class B	377	877,166
Kuehne & Nagel International AG	3,323	948,184
Nippon Yusen KK	9,354	320,961

		2,575,882

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—0.4%
Charter Communications, Inc. - Class A (a) (b)	4,057	$2,503,250
Comcast Corp. - Class A	131,604	7,121,092
CyberAgent, Inc.	25,036	453,084
Dentsu Group, Inc.	13,220	426,144
Discovery, Inc. - Class A (a)	4,650	202,089
Discovery, Inc. - Class C (a)	8,265	304,896
DISH Network Corp. - Class A (a)	7,089	256,622
Fox Corp. - Class A	9,619	347,342
Fox Corp. - Class B	4,341	151,631
Hakuhodo DY Holdings, Inc.	14,271	239,235
Informa plc (a)	91,811	708,816
Interpublic Group of Cos., Inc. (The)	11,225	327,770
News Corp. - Class A	11,221	285,350
News Corp. - Class B	3,456	81,078
Omnicom Group, Inc.	6,185	458,618
Pearson plc	45,987	489,280
Publicis Groupe S.A.	13,350	814,945
Schibsted ASA - B Shares (a)	5,990	214,422
Schibsted ASA - Class A (a)	4,640	194,863
SES S.A.	23,437	186,166
ViacomCBS, Inc. - Class B	16,268	733,687
WPP plc	74,893	950,813

		17,451,193

Metals & Mining—0.9%
Anglo American plc	75,294	2,950,109
Antofagasta plc	24,102	561,469
ArcelorMittal S.A. (a)	43,813	1,271,405
BHP Group plc	129,630	3,742,586
BHP Group, Ltd.	180,804	6,254,230
BlueScope Steel, Ltd.	30,721	453,370
Boliden AB	16,862	624,735
Evolution Mining, Ltd.	98,967	309,977
Evraz plc	31,166	248,419
Fortescue Metals Group, Ltd.	103,935	1,586,670
Freeport-McMoRan, Inc.	41,900	1,379,767
Fresnillo plc	11,306	134,731
Glencore plc (a)	613,344	2,403,068
Hitachi Metals, Ltd.	13,107	215,663
JFE Holdings, Inc. (a)	30,044	369,283
Newcrest Mining, Ltd.	50,087	937,496
Newmont Corp.	22,991	1,385,668
Nippon Steel Corp. (a)	49,372	840,773
Norsk Hydro ASA	82,198	526,688
Northern Star Resources, Ltd.	45,232	330,280
Nucor Corp.	8,540	685,506
Rio Tinto plc	68,866	5,268,376
Rio Tinto, Ltd.	22,784	1,926,922
South32, Ltd.	296,209	635,070
Sumitomo Metal Mining Co., Ltd.	14,351	623,496
voestalpine AG	7,093	294,461

		35,960,218

Multi-Utilities—0.4%
AGL Energy, Ltd.	37,811	277,899
Ameren Corp.	7,260	590,674

Multi-Utilities—(Continued)
CenterPoint Energy, Inc. (b)	15,800	357,870
CMS Energy Corp.	8,255	505,371
Consolidated Edison, Inc.	9,845	736,406
Dominion Energy, Inc.	23,101	1,754,752
DTE Energy Co.	5,530	736,264
E.ON SE	137,796	1,603,444
Engie S.A. (a)	112,101	1,591,798
National Grid plc	216,054	2,576,724
NiSource, Inc.	11,250	271,237
Public Service Enterprise Group, Inc.	14,470	871,239
RWE AG	39,429	1,544,723
Sempra Energy	8,620	1,142,840
Suez S.A.	21,123	447,390
Veolia Environnement S.A.	33,152	850,550
WEC Energy Group, Inc. (b)	9,029	845,024

		16,704,205

Multiline Retail—0.3%
Dollar General Corp.	7,030	1,424,419
Dollar Tree, Inc. (a)	6,713	768,370
Marui Group Co., Ltd. (b)	11,619	219,191
Next plc (a)	8,184	887,411
Pan Pacific International Holdings Corp.	25,182	594,761
Ryohin Keikaku Co., Ltd.	14,587	345,723
Target Corp.	14,390	2,850,227
Wesfarmers, Ltd.	69,591	2,791,139

		9,881,241

Oil, Gas & Consumable Fuels—1.5%
Ampol, Ltd.	15,262	284,976
APA Corp.	10,795	193,231
BP plc	1,243,697	5,045,877
Cabot Oil & Gas Corp. (b)	11,490	215,782
Chevron Corp. (e)	55,425	5,807,954
ConocoPhillips	38,925	2,061,857
Devon Energy Corp. (b)	17,020	371,887
Diamondback Energy, Inc.	5,150	378,474
ENEOS Holdings, Inc.	187,566	849,497
Eni S.p.A.	156,136	1,925,795
EOG Resources, Inc.	16,790	1,217,779
Equinor ASA	59,983	1,171,375
Exxon Mobil Corp. (e)	121,848	6,802,774
Galp Energia SGPS S.A.	30,637	356,078
Hess Corp. (b)	7,770	549,805
HollyFrontier Corp.	4,267	152,673
Idemitsu Kosan Co., Ltd. (b)	11,833	304,968
Inpex Corp.	62,565	426,951
Kinder Morgan, Inc.	56,030	932,900
Koninklijke Vopak NV	4,297	214,161
Lundin Energy AB	11,359	356,958
Marathon Oil Corp.	22,680	242,222
Marathon Petroleum Corp.	18,677	999,033
Neste Oyj	25,966	1,377,260
Occidental Petroleum Corp. (b)	24,055	640,344
Oil Search, Ltd.	120,650	374,619
OMV AG	9,001	456,583

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
ONEOK, Inc.	12,767	$646,776
Origin Energy, Ltd.	107,647	384,540
Phillips 66	12,540	1,022,512
Pioneer Natural Resources Co.	5,865	931,479
Repsol S.A.	92,935	1,150,040
Royal Dutch Shell plc - A Shares	251,717	4,900,389
Royal Dutch Shell plc - B Shares	227,470	4,183,855
Santos, Ltd.	108,223	585,646
TOTAL SE (b)	154,696	7,204,781
Valero Energy Corp.	11,715	838,794
Washington H Soul Pattinson & Co., Ltd.	6,584	158,422
Williams Cos., Inc. (The)	34,881	826,331
Woodside Petroleum, Ltd.	58,626	1,067,225

		57,612,603

Paper & Forest Products—0.1%
Mondi plc	29,677	757,158
OJI Holdings Corp. (b)	52,700	342,429
Stora Enso Oyj - R Shares	35,556	665,011
Svenska Cellulosa AB SCA - Class B (a)	37,031	654,669
UPM-Kymmene Oyj	32,775	1,177,168

		3,596,435

Personal Products—0.6%
Beiersdorf AG	6,206	655,701
Estee Lauder Cos., Inc. (The) - Class A	6,620	1,925,427
Kao Corp.	29,584	1,959,815
Kobayashi Pharmaceutical Co., Ltd.	3,051	284,999
Kose Corp.	2,068	293,021
L’Oreal S.A.	15,447	5,920,789
Pola Orbis Holdings, Inc.	5,602	135,268
Shiseido Co., Ltd.	24,551	1,653,867
Unilever plc	162,889	9,090,255

		21,919,142

Pharmaceuticals—2.9%
Astellas Pharma, Inc.	114,269	1,764,333
AstraZeneca plc	80,543	8,031,728
Bayer AG	60,297	3,815,630
Bristol-Myers Squibb Co.	64,475	4,070,307
Catalent, Inc. (a)	4,849	510,648
Chugai Pharmaceutical Co., Ltd.	41,222	1,677,638
Daiichi Sankyo Co., Ltd.	104,439	3,052,736
Eisai Co., Ltd.	15,474	1,039,520
Eli Lilly and Co.	22,910	4,280,046
GlaxoSmithKline plc	307,944	5,466,050
H Lundbeck A/S	4,260	145,706
Hikma Pharmaceuticals plc	10,564	331,386
Hisamitsu Pharmaceutical Co., Inc.	3,123	204,111
Ipsen S.A.	2,358	202,303
Johnson & Johnson (e)	75,620	12,428,147
Kyowa Kirin Co., Ltd.	16,502	494,648
Merck & Co., Inc. (e)	72,835	5,614,850
Merck KGaA	7,933	1,356,414
Nippon Shinyaku Co., Ltd.	2,859	212,912
Novartis AG	136,277	11,641,164

Pharmaceuticals—(Continued)
Novo Nordisk A/S - Class B	105,686	7,137,178
Ono Pharmaceutical Co., Ltd.	22,764	596,256
Orion Oyj - Class B	6,537	262,165
Otsuka Holdings Co., Ltd.	23,985	1,017,777
Perrigo Co. plc	3,753	151,884
Pfizer, Inc.	160,566	5,817,306
Recordati Industria Chimica e Farmaceutica S.p.A.	6,484	348,506
Roche Holding AG (b)	1,966	672,005
Roche Holding AG	43,121	13,938,413
Sanofi	69,542	6,873,386
Santen Pharmaceutical Co., Ltd.	22,005	303,373
Shionogi & Co., Ltd. (b)	16,279	878,095
Sumitomo Dainippon Pharma Co., Ltd. (b)	10,944	191,191
Taisho Pharmaceutical Holdings Co., Ltd.	2,081	134,569
Takeda Pharmaceutical Co., Ltd.	96,752	3,495,949
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	66,959	772,707
UCB S.A.	7,774	739,486
Viatris, Inc. (a)	34,687	484,578
Vifor Pharma AG	2,819	383,681
Zoetis, Inc.	13,640	2,148,027

		112,686,809

Professional Services—0.5%
Adecco Group AG	9,569	644,456
Bureau Veritas S.A. (a)	17,954	511,111
Equifax, Inc.	3,515	636,672
Experian plc	56,248	1,937,654
IHS Markit, Ltd.	10,660	1,031,675
Intertek Group plc	9,932	767,233
Nielsen Holdings plc	10,233	257,360
Nihon M&A Center, Inc.	18,578	504,449
Persol Holdings Co., Ltd.	10,850	213,338
Randstad NV (b)	7,366	518,232
Recruit Holdings Co., Ltd.	78,069	3,831,044
RELX plc	118,562	2,974,347
Robert Half International, Inc. (b)	3,220	251,385
SGS S.A.	372	1,055,342
Teleperformance SE	3,605	1,311,969
Verisk Analytics, Inc.	4,701	830,620
Wolters Kluwer NV	16,757	1,456,658

		18,733,545

Real Estate Management & Development—1.3%
ADLER Group S.A. (144A) (a)	9,138	250,302
Aeon Mall Co., Ltd.	19,588	341,180
Allreal Holding AG	1,582	318,666
Amot Investments, Ltd.	16,450	88,010
Aroundtown S.A.	196,091	1,395,769
Atrium Ljungberg AB - B Shares	5,100	91,342
Azrieli Group, Ltd.	6,693	413,129
CA Immobilien Anlagen AG	7,732	327,354
CapitaLand, Ltd.	451,500	1,265,200
Castellum AB	30,770	678,666
Catena AB	2,850	125,598
CBRE Group, Inc. - Class A (a)	9,615	760,643
City Developments, Ltd.	80,484	478,455

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Citycon Oyj	8,610	$71,593
CK Asset Holdings, Ltd.	425,208	2,584,657
CLS Holdings plc	17,550	55,416
Daito Trust Construction Co., Ltd.	4,052	471,390
Daiwa House Industry Co., Ltd.	34,764	1,021,513
Deutsche Euroshop AG (a)	5,750	119,747
Deutsche Wohnen SE	60,023	2,800,003
Dios Fastigheter AB	9,422	77,454
Entra ASA (144A)	18,768	416,795
ESR Cayman, Ltd. (144A) (a)	103,251	339,418
Fabege AB	29,250	394,213
Fastighets AB Balder - B Shares (a)	17,565	869,589
Grainger plc	74,493	274,044
Grand City Properties S.A.	12,750	319,393
Hang Lung Properties, Ltd.	351,712	915,390
Helical plc	11,304	64,448
Henderson Land Development Co., Ltd.	88,773	399,078
Hiag Immobilien Holding AG (a)	300	34,596
Hongkong Land Holdings, Ltd.	201,811	992,051
Hufvudstaden AB - A Shares	12,050	175,189
Hulic Co., Ltd.	59,380	702,875
Hysan Development Co., Ltd.	68,989	269,910
Intershop Holding AG	150	99,041
Kennedy-Wilson Holdings, Inc.	13,477	272,370
Klovern AB - B Shares (b)	71,251	124,226
Kojamo Oyj	21,955	429,609
Kungsleden AB	21,206	221,521
LEG Immobilien SE	12,531	1,648,158
Lend Lease Corp., Ltd.	42,243	415,715
Mitsubishi Estate Co., Ltd.	200,773	3,520,903
Mitsui Fudosan Co., Ltd.	160,421	3,661,818
Mobimo Holding AG	726	221,632
New World Development Co., Ltd.	253,808	1,314,690
Nomura Real Estate Holdings, Inc.	19,777	478,114
Nyfosa AB (a)	19,724	202,725
Peach Property Group AG (a)	950	49,965
Phoenix Spree Deutschland, Ltd.	9,177	41,684
PSP Swiss Property AG	4,809	585,908
Sagax AB - Class B	19,300	417,279
Samhallsbyggnadsbolaget i Norden AB (b)	111,906	348,085
Shurgard Self Storage S.A.	2,800	127,544
Sino Land Co., Ltd.	580,559	809,636
Sirius Real Estate, Ltd.	108,902	133,090
Sumitomo Realty & Development Co., Ltd. (b)	63,490	2,251,706
Sun Hung Kai Properties, Ltd.	239,714	3,636,244
Swire Pacific, Ltd. - Class A	30,430	228,951
Swire Properties, Ltd.	190,120	588,494
Swiss Prime Site AG	13,114	1,208,660
TAG Immobilien AG	14,200	405,384
TLG Immobilien AG	967	28,287
Tokyo Tatemono Co., Ltd.	22,287	340,598
Tokyu Fudosan Holdings Corp.	37,397	222,496
UOL Group, Ltd.	83,759	492,819
Vonovia SE	95,741	6,253,625
Wallenstam AB - B Shares	18,300	249,948
Wharf Real Estate Investment Co., Ltd.	286,743	1,610,690

Real Estate Management & Development—(Continued)
Wihlborgs Fastigheter AB	14,950	283,514

		52,828,205

Road & Rail—0.5%
Aurizon Holdings, Ltd.	117,144	348,096
Central Japan Railway Co.	8,851	1,325,887
CSX Corp.	21,870	2,108,705
East Japan Railway Co.	18,557	1,317,090
Hankyu Hanshin Holdings, Inc.	14,129	452,455
J.B. Hunt Transport Services, Inc.	2,396	402,696
Kansas City Southern	2,590	683,553
Keikyu Corp.	13,483	203,844
Keio Corp.	6,353	427,504
Keisei Electric Railway Co., Ltd.	7,903	258,790
Kintetsu Group Holdings Co., Ltd.	10,595	404,565
Kyushu Railway Co.	9,133	213,464
MTR Corp., Ltd.	94,120	534,085
Nagoya Railroad Co., Ltd.	11,421	272,394
Nippon Express Co., Ltd.	4,474	334,439
Norfolk Southern Corp.	7,240	1,944,085
Odakyu Electric Railway Co., Ltd. (b)	18,180	498,183
Old Dominion Freight Line, Inc.	2,803	673,869
Seibu Holdings, Inc.	12,850	142,125
Tobu Railway Co., Ltd.	11,541	310,236
Tokyu Corp. (b)	30,554	408,989
Union Pacific Corp.	19,290	4,251,709
West Japan Railway Co.	10,042	558,081

		18,074,844

Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc. (a)	34,878	2,737,923
Advantest Corp.	12,269	1,087,158
Analog Devices, Inc.	10,602	1,644,158
Applied Materials, Inc.	26,360	3,521,696
ASM International NV	2,906	850,342
ASM Pacific Technology, Ltd.	18,744	240,138
ASML Holding NV	26,126	15,935,260
Broadcom, Inc.	11,759	5,452,178
Disco Corp.	1,774	562,057
Enphase Energy, Inc. (a)	3,700	599,992
Infineon Technologies AG	80,152	3,399,273
Intel Corp. (e)	116,970	7,486,080
KLA Corp.	4,470	1,476,888
Lam Research Corp.	4,147	2,468,460
Lasertec Corp.	4,660	620,210
Maxim Integrated Products, Inc.	7,661	699,986
Microchip Technology, Inc.	7,730	1,199,851
Micron Technology, Inc. (a)	32,170	2,837,716
Monolithic Power Systems, Inc.	1,276	450,696
NVIDIA Corp.	17,870	9,541,329
NXP Semiconductors NV	7,985	1,607,700
Qorvo, Inc. (a)	3,223	588,842
QUALCOMM, Inc.	32,668	4,331,450
Renesas Electronics Corp. (a)	47,086	517,238
Rohm Co., Ltd.	5,378	532,204
Skyworks Solutions, Inc.	4,771	875,383

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
STMicroelectronics NV	39,121	$1,491,271
SUMCO Corp.	16,017	370,041
Teradyne, Inc. (b)	4,716	573,843
Texas Instruments, Inc.	26,430	4,995,006
Tokyo Electron, Ltd.	9,167	3,924,837
Xilinx, Inc.	6,980	864,822

		83,484,028

Software—2.4%
Adobe, Inc. (a)	13,820	6,569,613
ANSYS, Inc. (a)	2,487	844,486
Autodesk, Inc. (a)	6,365	1,764,060
AVEVA Group plc	8,195	386,662
Cadence Design Systems, Inc. (a)	7,936	1,087,153
Check Point Software Technologies, Ltd. (a) (b)	6,884	770,802
Citrix Systems, Inc. (b)	3,520	494,067
CyberArk Software, Ltd. (a)	2,412	311,968
Dassault Systemes SE	8,110	1,735,142
Fortinet, Inc. (a)	3,882	715,918
Intuit, Inc.	7,895	3,024,259
Microsoft Corp. (e)	217,187	51,206,179
Nemetschek SE	3,595	229,344
Nice, Ltd. (a)	3,851	837,616
NortonLifeLock, Inc.	16,700	355,042
Oracle Corp. (e)	53,387	3,746,166
Oracle Corp. Japan	2,396	235,521
Paycom Software, Inc. (a)	1,480	547,689
Sage Group plc (The)	66,669	563,356
Salesforce.com, Inc. (a)	26,366	5,586,164
SAP SE	64,091	7,849,483
ServiceNow, Inc. (a)	5,684	2,842,625
Synopsys, Inc. (a)	4,372	1,083,294
TeamViewer AG (144A) (a)	9,270	396,100
Temenos AG	4,096	589,545
Trend Micro, Inc.	8,251	413,608
Tyler Technologies, Inc. (a)	1,235	524,295
WiseTech Global, Ltd.	8,904	198,890
Xero, Ltd. (a)	7,453	723,183

		95,632,230

Specialty Retail—0.8%
ABC-Mart, Inc.	2,017	113,950
Advance Auto Parts, Inc.	1,870	343,126
AutoZone, Inc. (a)	685	961,946
Best Buy Co., Inc.	6,595	757,172
CarMax, Inc. (a)	4,650	616,869
Fast Retailing Co., Ltd.	3,581	2,865,390
Gap, Inc. (The)	5,840	173,915
H & M Hennes & Mauritz AB - B Shares (a)	49,333	1,109,413
Hikari Tsushin, Inc.	1,302	262,385
Home Depot, Inc. (The)	30,970	9,453,592
Industria de Diseno Textil S.A	66,951	2,206,909
JD Sports Fashion plc (a)	26,768	304,403
Kingfisher plc (a)	128,973	566,051
L Brands, Inc.	6,690	413,843
Lowe’s Cos., Inc.	21,070	4,007,093

Specialty Retail—(Continued)
Nitori Holdings Co., Ltd.	4,921	955,022
O’Reilly Automotive, Inc. (a)	2,065	1,047,471
Ross Stores, Inc.	10,180	1,220,684
Shimamura Co., Ltd.	1,401	161,718
TJX Cos., Inc. (The)	34,500	2,282,175
Tractor Supply Co.	3,285	581,708
Ulta Beauty, Inc. (a) (b)	1,629	503,638
USS Co., Ltd.	13,402	262,632
Yamada Holdings Co., Ltd.	44,304	239,369

		31,410,474

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	454,237	55,485,050
Brother Industries, Ltd.	13,623	302,822
Canon, Inc.	61,409	1,391,507
FUJIFILM Holdings Corp.	22,110	1,316,870
Hewlett Packard Enterprise Co.	37,410	588,833
HP, Inc.	36,010	1,143,318
Logitech International S.A.	10,110	1,059,687
NetApp, Inc.	6,370	462,908
Ricoh Co., Ltd. (b)	40,976	415,450
Seagate Technology plc (b)	5,760	442,080
Seiko Epson Corp. (b)	17,098	279,736
Western Digital Corp.	8,724	582,327

		63,470,588

Textiles, Apparel & Luxury Goods—0.9%
Adidas AG (a)	11,686	3,647,872
Burberry Group plc (a)	24,736	647,621
Cie Financiere Richemont S.A. - Class A	31,905	3,063,703
EssilorLuxottica S.A.	17,457	2,843,144
Hanesbrands, Inc. (b)	10,022	197,133
Hermes International	1,944	2,152,557
Kering S.A.	4,651	3,211,338
LVMH Moet Hennessy Louis Vuitton SE	16,977	11,313,327
Moncler S.p.A. (a)	11,943	686,048
NIKE, Inc. - Class B	36,580	4,861,116
Pandora A/S	6,161	660,217
Puma SE (a)	6,044	592,520
PVH Corp.	2,008	212,246
Ralph Lauren Corp.	1,295	159,492
Swatch Group AG (The)	3,215	178,880
Swatch Group AG (The) - Bearer Shares	1,788	514,540
Tapestry, Inc.	7,950	327,619
Under Armour, Inc. - Class A (a)	5,372	119,043
Under Armour, Inc. - Class C (a)	5,556	102,564
VF Corp.	9,200	735,264

		36,226,244

Tobacco—0.4%
Altria Group, Inc.	53,425	2,733,223
British American Tobacco plc	140,811	5,385,895
Imperial Brands plc	58,110	1,195,534
Japan Tobacco, Inc.	73,651	1,416,299
Philip Morris International, Inc. (e)	44,805	3,975,996

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco—(Continued)
Swedish Match AB	9,976	$778,924

		15,485,871

Trading Companies & Distributors—0.4%
Ashtead Group plc	27,581	1,645,706
Brenntag SE	9,510	811,891
Bunzl plc	20,746	664,309
Fastenal Co.	16,500	829,620
Ferguson plc	13,803	1,649,733
ITOCHU Corp. (b)	82,683	2,688,091
Marubeni Corp.	100,913	844,530
Mitsubishi Corp.	82,069	2,329,582
Mitsui & Co., Ltd.	100,119	2,092,891
MonotaRO Co., Ltd.	15,498	421,424
Sumitomo Corp.	72,638	1,038,986
Toyota Tsusho Corp.	13,127	554,750
United Rentals, Inc. (a)	2,100	691,551
WW Grainger, Inc.	1,320	529,228

		16,792,292

Transportation Infrastructure—0.1%
Aena SME S.A. (144A) (a)	4,155	674,053
Aeroports de Paris (a)	1,853	221,496
Atlantia S.p.A. (a)	30,283	568,163
Auckland International Airport, Ltd. (a)	76,503	419,379
Getlink SE (a)	26,893	412,602
Japan Airport Terminal Co., Ltd.	3,097	152,541
Sydney Airport (a)	80,822	380,920
Transurban Group	167,938	1,703,246

		4,532,400

Water Utilities—0.0%
American Water Works Co., Inc.	5,176	775,986
Severn Trent plc	14,698	467,328
United Utilities Group plc	41,677	532,027

		1,775,341

Wireless Telecommunication Services—0.5%
KDDI Corp.	98,995	3,041,836
SoftBank Corp. (b)	176,289	2,294,246
SoftBank Group Corp.	96,199	8,156,418
T-Mobile U.S., Inc. (a)	16,790	2,103,619
Tele2 AB - B Shares	30,522	411,730
Vodafone Group plc	1,646,348	2,996,005

		19,003,854

Total Common Stocks (Cost $1,371,483,347)		2,144,882,912

U.S. Treasury & Government Agencies—28.4%
Security Description	Principal Amount*	Value

Federal Agencies—1.0%
Federal Home Loan Bank 2.500%, 02/13/24	2,345,000	2,493,597
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	8,925,000	9,086,191
2.750%, 06/19/23 (b)	9,954,000	10,512,724
6.250%, 07/15/32	2,480,000	3,576,382
Federal National Mortgage Association
2.875%, 09/12/23	9,034,000	9,612,835
6.625%, 11/15/30	1,650,000	2,354,225
7.250%, 05/15/30	1,941,000	2,840,338

		40,476,292

U.S. Treasury—27.4%
U.S. Treasury Bonds
1.250%, 05/15/50	3,695,000	2,788,426
1.375%, 08/15/50	1,588,500	1,239,526
1.625%, 11/15/50	11,281,900	9,400,996
2.000%, 02/15/50	3,995,000	3,653,396
2.250%, 08/15/46	21,188,000	20,561,464
2.250%, 08/15/49	4,420,000	4,274,106
2.375%, 11/15/49	4,905,000	4,873,003
2.500%, 02/15/45	5,830,000	5,951,610
2.750%, 08/15/42	5,415,000	5,808,434
2.750%, 08/15/47	2,445,700	2,614,033
2.875%, 05/15/43	5,779,000	6,321,910
2.875%, 08/15/45	31,698,000	34,610,254
2.875%, 05/15/49	3,925,000	4,310,141
3.000%, 05/15/45	1,395,000	1,554,989
3.000%, 02/15/47	3,410,000	3,816,536
3.000%, 05/15/47	3,783,000	4,234,300
3.000%, 02/15/48	2,120,000	2,376,470
3.000%, 08/15/48 (b)	9,960,600	11,177,661
3.000%, 02/15/49	2,920,500	3,280,999
3.125%, 11/15/41	7,070,000	8,051,791
3.125%, 02/15/42	5,645,000	6,433,977
3.125%, 02/15/43	8,504,100	9,675,739
3.625%, 08/15/43	26,548,000	32,584,559
3.750%, 08/15/41	8,025,000	9,980,153
3.750%, 11/15/43	519,000	649,156
4.375%, 05/15/41 (b)	7,495,000	10,095,414
4.500%, 08/15/39	318,000	430,642
5.250%, 11/15/28	4,209,000	5,358,912
5.500%, 08/15/28	5,990,000	7,695,746
6.000%, 02/15/26 (g)	33,774,000	42,026,202
6.125%, 11/15/27	7,239,000	9,465,275
6.250%, 08/15/23	4,620,000	5,278,891
6.250%, 05/15/30	885,000	1,235,059
6.375%, 08/15/27	2,790,000	3,672,011
6.875%, 08/15/25	2,640,000	3,336,403
U.S. Treasury Notes
0.125%, 11/30/22 (b)	8,229,200	8,227,593
0.250%, 06/30/25	16,917,000	16,574,695
0.250%, 08/31/25	36,380,000	35,533,028
0.250%, 09/30/25	12,283,000	11,980,243
0.375%, 04/30/25	11,960,000	11,810,033

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.375%, 12/31/25	11,832,500	$11,555,638
0.375%, 01/31/26	14,155,400	13,804,833
0.500%, 03/31/25	1,014,000	1,007,544
0.500%, 02/28/26	11,751,600	11,522,077
0.625%, 05/15/30 (b)	9,848,000	8,961,680
0.625%, 08/15/30 (b)	12,275,200	11,124,400
0.875%, 11/15/30 (b)	23,054,500	21,321,810
1.125%, 02/15/31	3,575,000	3,377,816
1.250%, 08/31/24 (b)	9,254,000	9,494,387
1.375%, 08/31/23 (b)	8,951,000	9,199,600
1.500%, 09/30/24 (b)	6,882,000	7,119,106
1.500%, 10/31/24 (b)	8,465,000	8,754,662
1.500%, 11/30/24	17,311,700	17,900,027
1.500%, 02/15/30	6,669,000	6,586,940
1.625%, 11/15/22 (g)	48,926,000	50,097,548
1.625%, 02/15/26 (b)	11,320,000	11,706,472
1.625%, 08/15/29 (b)	10,034,000	10,069,668
1.750%, 03/31/22	6,370,000	6,476,001
1.750%, 05/15/22	8,447,000	8,602,742
1.750%, 05/31/22	6,444,000	6,567,091
1.750%, 06/30/22	5,502,000	5,614,189
1.750%, 05/15/23	58,767,000	60,699,883
1.750%, 07/31/24	6,767,000	7,058,563
1.750%, 11/15/29 (b)	12,100,200	12,243,417
1.875%, 08/31/22	11,326,000	11,605,611
1.875%, 10/31/22	8,498,000	8,730,699
2.000%, 02/15/22	6,279,300	6,385,263
2.000%, 07/31/22	6,273,500	6,431,073
2.000%, 11/30/22	8,542,000	8,805,267
2.000%, 02/15/23	24,592,200	25,433,714
2.000%, 05/31/24 (b)	15,820,000	16,612,854
2.000%, 02/15/25 (b)	24,920,600	26,247,427
2.000%, 08/15/25	17,740,000	18,692,832
2.000%, 11/15/26	12,417,100	13,028,254
2.125%, 12/31/22 (b)	8,530,000	8,822,886
2.125%, 11/30/23 (b)	22,408,000	23,512,645
2.125%, 03/31/24	6,646,000	6,995,953
2.125%, 05/15/25 (b)	47,369,000	50,140,826
2.250%, 04/30/24	7,735,000	8,177,647
2.250%, 11/15/24	16,668,500	17,688,795
2.250%, 11/15/25	9,607,000	10,230,329
2.250%, 02/15/27	10,237,000	10,872,814
2.250%, 08/15/27	5,941,000	6,296,764
2.250%, 11/15/27	15,786,000	16,710,344
2.375%, 08/15/24	2,028,700	2,159,060
2.375%, 05/15/27	6,780,500	7,246,924
2.375%, 05/15/29	13,350,900	14,187,417
2.500%, 01/31/24 (b)	4,224,100	4,483,816
2.625%, 02/15/29	9,095,000	9,837,521
2.750%, 11/15/23	25,091,500	26,720,487
2.750%, 02/15/28	2,396,000	2,613,418
2.875%, 05/15/28	4,159,000	4,571,813

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.125%, 11/15/28	10,546,600	11,794,477

		1,078,846,800

Total U.S. Treasury & Government Agencies (Cost $1,068,544,039)		1,119,323,092

Foreign Government—11.3%

Sovereign—11.3%
Australia Government Bonds
1.750%, 06/21/51 (AUD)	593,000	360,372
2.500%, 05/21/30 (AUD)	4,482,000	3,654,280
3.000%, 03/21/47 (AUD)	305,000	246,363
3.250%, 04/21/29 (AUD)	1,346,000	1,162,882
3.750%, 04/21/37 (AUD)	1,486,000	1,353,221
4.750%, 04/21/27 (AUD)	7,847,000	7,274,152
5.750%, 05/15/21 (AUD)	2,345,000	1,792,140
Austria Government Bonds
0.750%, 10/20/26 (144A) (EUR)	3,060,000	3,838,176
3.150%, 06/20/44 (144A) (EUR)	1,960,000	3,721,465
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,175,837
4.150%, 03/15/37 (144A) (EUR)	267,000	508,818
Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	1,300,000	1,666,393
1.600%, 06/22/47 (144A) (EUR)	1,319,400	1,868,397
2.600%, 06/22/24 (144A) (EUR)	2,327,195	3,016,203
4.250%, 09/28/21 (144A) (EUR)	900,000	1,080,114
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,921,336
5.000%, 03/28/35 (144A) (EUR)	355,000	691,582
5.500%, 03/28/28 (EUR)	3,175,800	5,273,806
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/50 (EUR)	485,000	528,122
0.500%, 02/15/26 (EUR)	10,332,518	12,812,457
1.250%, 08/15/48 (EUR)	1,298,000	1,940,766
1.500%, 05/15/24 (EUR)	1,965,000	2,465,789
2.000%, 01/04/22 (EUR)	1,505,000	1,800,830
2.000%, 08/15/23 (EUR)	681,529	851,150
2.500%, 07/04/44 (EUR)	2,224,600	4,045,459
3.250%, 07/04/42 (EUR)	387,500	761,184
4.250%, 07/04/39 (EUR)	1,677,500	3,503,123
5.500%, 01/04/31 (EUR)	5,479,600	10,173,142
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	3,802,000	3,098,235
2.750%, 06/01/22 (CAD)	1,870,000	1,532,888
3.500%, 12/01/45 (CAD)	1,500,000	1,550,585
4.000%, 06/01/41 (CAD)	975,000	1,048,449
5.750%, 06/01/29 (CAD)	2,369,000	2,519,487
Denmark Government Bonds
0.500%, 11/15/29 (144A) (DKK)	4,004,000	666,287
1.500%, 11/15/23 (DKK)	13,692,600	2,272,636
4.500%, 11/15/39 (DKK)	4,060,000	1,137,882
Finland Government Bonds
0.500%, 04/15/26 (144A) (EUR)	2,841,000	3,508,951
1.375%, 04/15/47 (144A) (EUR)	234,000	340,205

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
French Republic Government Bond OAT
Zero Coupon, 05/25/22 (EUR)	6,587,000	$7,781,752
0.500%, 05/25/26 (EUR)	5,972,399	7,362,499
1.000%, 11/25/25 (EUR)	7,994,406	10,050,118
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,634,893
2.250%, 05/25/24 (EUR)	2,032,800	2,601,292
2.500%, 05/25/30 (EUR)	10,559,800	15,375,945
3.250%, 05/25/45 (EUR)	6,947,900	12,966,494
4.000%, 04/25/60 (EUR)	398,000	952,140
1.500%, 05/25/50 (144A) (EUR)	594,000	831,158
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	784,000	939,440
2.000%, 02/18/45 (EUR)	448,000	689,896
5.400%, 03/13/25 (EUR)	3,555,800	5,154,872
Italy Buoni Poliennali Del Tesoro
1.350%, 04/15/22 (EUR)	1,304,000	1,557,185
1.650%, 12/01/30 (144A) (EUR)	2,376,000	3,053,266
1.800%, 03/01/41 (144A) (EUR)	10,000	12,601
2.200%, 06/01/27 (EUR)	3,880,000	5,111,100
3.750%, 09/01/24 (EUR)	13,007,000	17,310,980
3.850%, 09/01/49 (144A) (EUR)	2,725,000	4,823,193
5.000%, 08/01/39 (144A) (EUR)	4,588,000	8,684,742
5.250%, 11/01/29 (EUR)	9,739,200	16,001,364
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	63,950,000	749,773
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	1,875,600,000	17,096,122
0.100%, 12/20/29 (JPY)	767,550,000	6,966,907
0.500%, 12/20/24 (JPY)	1,601,350,000	14,794,753
0.800%, 09/20/22 (JPY)	657,700,000	6,019,774
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	560,550,000	4,724,820
0.500%, 09/20/46 (JPY)	1,511,600,000	13,345,766
1.800%, 09/20/43 (JPY)	796,250,000	9,097,349
1.900%, 09/20/42 (JPY)	394,900,000	4,565,540
2.300%, 03/20/40 (JPY)	554,550,000	6,672,630
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,082,900,000	10,031,238
1.500%, 03/20/33 (JPY)	230,600,000	2,407,050
1.700%, 12/20/31 (JPY)	846,700,000	8,922,907
1.700%, 09/20/32 (JPY)	182,400,000	1,933,580
1.700%, 09/20/33 (JPY)	418,500,000	4,474,558
2.100%, 06/20/29 (JPY)	555,050,000	5,866,561
2.100%, 12/20/29 (JPY)	555,900,000	5,917,417
Mexican Bonos
6.500%, 06/10/21 (MXN)	43,260,000	2,123,178
10.000%, 11/20/36 (MXN)	40,732,100	2,489,183
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,590,826
2.750%, 01/15/47 (144A) (EUR)	174,000	332,571
3.750%, 01/15/42 (144A) (EUR)	1,396,600	2,837,280
5.500%, 01/15/28 (144A) (EUR)	4,131,500	6,827,026
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,291,881

Sovereign—(Continued)
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	2,194,062
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	3,378,000	2,641,228
2.250%, 06/01/21 (SGD)	865,000	644,951
2.750%, 03/01/46 (SGD)	305,000	253,600
Spain Government Bonds
0.350%, 07/30/23 (EUR)	2,380,000	2,845,624
1.000%, 10/31/50 (144A) (EUR)	1,226,000	1,345,946
1.450%, 10/31/27 (144A) (EUR)	7,555,000	9,751,518
1.950%, 07/30/30 (144A) (EUR)	2,407,000	3,270,328
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,925,726
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,862,339
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,358,493
4.700%, 07/30/41 (144A) (EUR)	2,112,000	4,186,793
6.000%, 01/31/29 (EUR)	3,371,400	5,784,690
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	15,990,000	1,933,513
1.500%, 11/13/23 (144A) (SEK)	3,330,000	399,082
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	478,315
United Kingdom Gilt
0.375%, 10/22/30 (GBP)	1,123,000	1,477,338
0.625%, 06/07/25 (GBP)	2,535,000	3,545,159
1.750%, 09/07/22 (GBP)	1,470,178	2,076,519
1.750%, 01/22/49 (GBP)	881,000	1,318,241
2.250%, 09/07/23 (GBP)	1,170,000	1,697,019
3.250%, 01/22/44 (GBP)	2,120,900	3,999,243
4.250%, 12/07/46 (GBP)	8,422,100	18,794,872
6.000%, 12/07/28 (GBP)	3,478,400	6,697,834

Total Foreign Government (Cost $427,083,997)		446,619,217

Mutual Funds—0.3%

Investment Company Securities—0.3%
Vanguard Global ex-U.S. Real Estate ETF	106,480	5,937,325
Vanguard Real Estate ETF (b)	69,334	6,369,021

Total Mutual Funds (Cost $10,142,225)		12,306,346

Preferred Stocks—0.2%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	3,551	282,642
Porsche Automobil Holding SE	9,435	1,000,632
Volkswagen AG	11,391	3,183,365

		4,466,639

Chemicals—0.0%
FUCHS Petrolub SE	4,247	203,400

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Health Care Equipment & Supplies—0.0%
Sartorius AG	2,185	$1,089,526

Household Products—0.1%
Henkel AG & Co. KGaA	10,936	1,229,539

Total Preferred Stocks (Cost $4,730,388)		6,989,104

Rights—0.0%

Gas Utilities—0.0%
Snam S.p.A., Expires 04/07/21 (Cost $0)	123,603	130

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $128,338,799; collateralized by U.S. Treasury Notes with rates ranging from 2.500% - 2.750%, maturity dates ranging from 08/15/23 - 11/15/23, and an aggregate market value of $130,905,600.	128,338,799	128,338,799

Total Short-Term Investments (Cost $128,338,799)		128,338,799

Securities Lending Reinvestments (h)—7.4%

Certificates of Deposit—2.2%
Bank of Montreal (Chicago)
0.175%, 3M LIBOR - 0.010%, 06/09/21 (i)	5,000,000	5,000,110
0.255%, 3M LIBOR + 0.060%, 08/10/21 (i)	2,000,000	2,000,608
Bank of Nova Scotia 0.243%, 3M LIBOR + 0.050%, 11/08/21 (i)	4,000,000	3,998,892
China Construction Bank Corp. 0.100%, 04/07/21	8,000,000	8,000,112
Credit Industriel et Commercial 0.250%, 06/11/21	5,000,000	5,001,000
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	6,000,000	5,999,940
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/05/21	1,998,962	1,999,720
MUFG Bank Ltd.
Zero Coupon, 05/18/21	999,555	999,740
Zero Coupon, 09/02/21	1,997,958	1,997,760
National Westminster Bank plc Zero Coupon, 06/02/21	2,998,576	2,999,190
Norinchukin Bank 0.210%, 04/07/21	4,000,000	4,000,092
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (i)	2,000,000	2,000,760

Certificates of Deposit—(Continued)
Royal Bank of Canada New York
0.278%, 3M LIBOR + 0.040%, 10/05/21 (i)	2,000,000	2,000,360
0.278%, 3M LIBOR + 0.090%, 12/02/21 (i)	3,000,000	3,001,659
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	3,000,000	3,000,429
Standard Chartered Bank 0.247%, 3M LIBOR + 0.060%, 06/21/21 (i)	5,000,000	5,000,025
Sumitomo Mitsui Banking Corp.
0.220%, 3M LIBOR + 0.030%, 09/10/21 (i)	7,000,000	7,000,336
0.270%, 05/04/21	5,000,000	5,000,615
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/18/21	4,992,470	4,999,050
Zero Coupon, 09/20/21	4,993,679	4,994,950
Toronto-Dominion Bank
0.304%, 3M LIBOR + 0.070%, 10/08/21 (i)	3,000,000	2,999,736
0.368%, 3M LIBOR + 0.130%, 07/02/21 (i)	5,000,000	5,001,820

		86,996,904

Commercial Paper—0.4%
Antalis S.A. 0.230%, 04/05/21	3,997,674	3,999,900
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (i)	4,000,000	4,001,276
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		15,995,490

Repurchase Agreements—4.7%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $10,000,428; collateralized by various Common Stock with an aggregate market value of $11,111,315.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $7,002,382; collateralized by various Common Stock with an aggregate market value of $7,779,441.	7,000,000	7,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $7,482,974; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $7,632,632.	7,482,972	7,482,972
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $8,002,722; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $8,385,109.	8,000,000	8,000,000

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $8,000,004; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $8,160,000.	8,000,000	$8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $8,003,267; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $8,551,122.	8,000,000	8,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,500,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,570,001.	3,500,000	3,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,020,003.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $28,000,155; collateralized by various Common Stock with an aggregate market value of $31,111,630.	28,000,000	28,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $39,725,210; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $43,937,457.	39,725,000	39,725,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $6,800,038; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $7,521,075.	6,800,000	6,800,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,300,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,543,893.	2,300,000	2,300,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $7,400,360; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $8,211,804.	7,400,000	7,400,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $11,000,052; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $12,209,086.	11,000,000	11,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $32,100,169; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $35,628,331.	32,100,000	32,100,000

		186,307,972

Time Deposits—0.1%
National Australia Bank, Ltd. 0.070%, 04/01/21	3,000,000	3,000,000
Societe Generale 0.050%, 04/01/21	2,000,000	2,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $294,292,018)		294,300,366

Total Investments—105.2% (Cost $3,304,614,813)		4,152,759,966
Other assets and liabilities (net)—(5.2)%		(205,411,499)

Net Assets—100.0%		$3,947,348,467

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $303,553,863 and the collateral received consisted of cash in the amount of $294,280,085 and non-cash collateral with a value of $17,734,548. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent less than 0.05% of net assets.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $143,610,040.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2021, the market value of securities pledged was $66,946,484.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $102,960,952, which is 2.6% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	29,382,674	BNP	06/16/21	USD	23,228,262	$154,861
CAD	16,883,600	CBNA	06/16/21	USD	13,297,430	138,764
CAD	67,534,400	JPMC	06/16/21	USD	53,217,172	527,603
EUR	1,594,100	BOA	05/27/21	USD	1,902,303	(30,912)
EUR	202,671	SSBT	05/27/21	USD	241,757	(3,832)
EUR	253,615	SSBT	05/27/21	USD	297,522	209
EUR	1,267,800	SSBT	05/27/21	USD	1,488,430	(98)
GBP	1,010,784	MSIP	04/09/21	USD	1,389,252	4,227
GBP	875,416	SSBT	04/09/21	USD	1,235,129	(28,270)
JPY	150,602,891	BOA	05/20/21	USD	1,414,611	(53,851)
JPY	1,774,527,808	MSIP	05/20/21	USD	16,306,723	(273,116)
JPY	34,542,879	SSBT	05/20/21	USD	317,236	(5,127)
JPY	1,559,247,204	MSIP	06/16/21	USD	14,331,863	(239,727)
NOK	59,991,755	JPMC	06/16/21	USD	7,076,373	(62,648)
NOK	90,358,000	JPMC	06/16/21	USD	10,580,438	(16,551)
NOK	280,020,110	JPMC	06/16/21	USD	33,088,207	(350,642)
NZD	20,677,000	BNP	06/16/21	USD	14,808,394	(369,997)
SEK	114,027,713	JPMC	06/16/21	USD	13,530,512	(465,567)
SEK	191,379,287	JPMC	06/16/21	USD	22,709,039	(781,388)
SEK	300,462,287	JPMC	06/16/21	USD	35,766,212	(1,340,166)
ZAR	7,092,189	SSBT	04/08/21	USD	468,775	11,580

Contracts to Deliver
AUD	22,143,496	BBP	06/04/21	USD	16,857,620	34,043
AUD	47,694,369	DBAG	06/04/21	USD	36,376,495	140,579
CAD	13,234,658	BNP	04/22/21	USD	10,427,477	(104,325)
CAD	52,977,000	BNP	06/16/21	USD	42,150,527	(9,274)
CAD	19,299,696	BOA	06/16/21	USD	15,430,412	71,457
CAD	16,028,995	JPMC	06/16/21	USD	12,637,376	(118,711)
CAD	15,412,005	JPMC	06/16/21	USD	12,169,867	(95,211)
CHF	60,308,198	BNP	05/06/21	USD	65,182,197	1,322,100
CHF	462,190	SSBT	05/06/21	USD	521,175	31,763
CHF	13,464,673	JPMC	06/16/21	USD	14,505,313	231,680
DKK	25,522,281	CBNA	04/15/21	USD	4,182,230	158,226
EUR	203,114,934	BNP	05/27/21	USD	242,704,066	4,257,628
EUR	3,111,734	DBAG	05/27/21	USD	3,683,947	30,932
EUR	1,052,148	SSBT	05/27/21	USD	1,259,346	24,178
EUR	52,792,368	UBSA	05/27/21	USD	63,149,966	1,174,454
EUR	10,243,588	UBSA	05/27/21	USD	12,222,168	196,725
EUR	1,267,900	UBSA	05/27/21	USD	1,497,245	8,796
EUR	54,105,000	JPMC	06/16/21	USD	65,447,193	1,903,264
EUR	11,163,000	JPMC	06/16/21	USD	13,446,671	336,221
EUR	6,839,696	JPMC	06/16/21	USD	8,151,878	118,958

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	10,861,517	HSBCU	04/09/21	USD	15,160,570	$186,751
GBP	31,217,874	JPMC	04/09/21	USD	42,532,417	(504,919)
GBP	38,059,000	JPMC	06/16/21	USD	51,989,545	(489,847)
GBP	4,914,000	JPMC	06/16/21	USD	6,837,747	61,854
GBP	5,841,000	NWM	06/16/21	USD	7,985,990	(68,139)
JPY	1,774,527,808	DBAG	05/20/21	USD	16,356,165	322,558
JPY	12,342,103,904	MSIP	05/20/21	USD	116,493,739	4,977,623
JPY	1,437,072,094	SSBT	05/20/21	USD	13,341,867	357,314
JPY	134,876,557	SSBT	05/20/21	USD	1,241,439	22,772
JPY	2,634,755,717	BNP	06/16/21	USD	24,246,133	433,786
JPY	5,078,133,000	JPMC	06/16/21	USD	47,994,528	2,099,470
JPY	3,504,917,000	JPMC	06/16/21	USD	32,821,017	1,144,342
JPY	1,492,144,000	NWM	06/16/21	USD	14,075,768	590,096
MXN	101,196,301	UBSA	04/16/21	USD	4,897,749	(47,821)
NOK	10,219,551	SSBT	04/15/21	USD	1,205,731	10,890
NZD	8,892,363	BNP	06/16/21	USD	6,364,669	155,283
PLN	7,189,934	SSBT	06/24/21	USD	1,863,925	43,774
SEK	18,964,440	SSBT	04/15/21	USD	2,277,554	105,893
SEK	89,597,690	BNP	06/16/21	USD	10,524,201	258,373
SEK	60,092,457	CBNA	06/16/21	USD	7,227,090	341,881
SEK	11,820,543	CBNA	06/16/21	USD	1,421,611	67,250
SEK	240,369,830	JPMC	06/16/21	USD	28,952,574	1,411,738
SEK	54,925,000	JPMC	06/16/21	USD	6,638,498	345,360
SEK	47,282,170	JPMC	06/16/21	USD	5,695,143	277,697
SGD	4,464,518	CBNA	05/21/21	USD	3,318,796	715

Net Unrealized Appreciation						$18,633,529

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/21	1,217	AUD	168,085,176	$(563,118)
Canada Government Bond 10 Year Futures	06/21/21	638	CAD	88,535,260	(1,218,439)
MSCI EAFE Index Mini Futures	06/18/21	3,026	USD	331,649,600	(1,042,138)
MSCI Singapore Index Futures	04/29/21	1,739	SGD	62,247,505	262,241
OMX Stockholm 30 Index Futures	04/16/21	2,311	SEK	505,473,475	834,035
Russell 2000 Index E-Mini Futures	06/18/21	1,311	USD	145,684,875	(3,995,672)
S&P 500 Index E-Mini Futures	06/18/21	492	USD	97,598,040	960,192
S&P Midcap 400 Index E-Mini Futures	06/18/21	575	USD	149,804,750	(53,731)
U.S. Treasury Note 10 Year Futures	06/21/21	1,067	USD	139,710,313	(3,066,706)

Futures Contracts—Short
Euro Stoxx 50 Index Futures	06/18/21	(3,532)	EUR	(136,547,120)	(3,435,096)
Euro-Bund 10 Year Futures	06/08/21	(605)	EUR	(103,624,400)	(156,517)
FTSE 100 Index Futures	06/18/21	(786)	GBP	(52,500,870)	513,627
Japanese Government 10 Year Bond Futures	06/14/21	(175)	JPY	(26,453,000,000)	(404,069)
SPI 200 Index Futures	06/17/21	(714)	AUD	(120,773,100)	411,296
TOPIX Index Futures	06/10/21	(255)	JPY	(4,982,700,000)	(1,242,579)
United Kingdom Long Gilt Bond Futures	06/28/21	(460)	GBP	(58,691,400)	970,254

Net Unrealized Depreciation					$(11,226,420)

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	1.675%	Semi-Annually	03/26/31	USD	984,930,000	$(10,603,461)	$—	$(10,603,461)

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Depreciation(1)
Pay	0.120%	Quarterly	06/15/21	MSC	Bloomberg Commodity Index	USD 86,948,139	$(2,350,590)	$—	$(2,350,590)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,244,324	$10,989,484	$—	$27,233,808
Air Freight & Logistics	6,386,181	6,789,691	—	13,175,872
Airlines	3,126,501	1,153,822	—	4,280,323
Auto Components	1,381,828	9,251,195	—	10,633,023
Automobiles	18,231,608	28,798,863	—	47,030,471
Banks	43,747,806	84,682,689	0	128,430,495
Beverages	14,876,470	19,330,194	—	34,206,664
Biotechnology	17,876,833	8,436,446	—	26,313,279
Building Products	4,766,687	11,643,489	—	16,410,176
Capital Markets	28,002,497	27,280,837	—	55,283,334
Chemicals	18,004,574	36,321,389	—	54,325,963
Commercial Services & Supplies	3,761,807	3,703,042	—	7,464,849
Communications Equipment	8,284,947	3,756,741	—	12,041,688
Construction & Engineering	813,638	7,922,262	—	8,735,900
Construction Materials	1,241,318	5,994,644	—	7,235,962
Consumer Finance	5,799,480	113,192	—	5,912,672
Containers & Packaging	3,327,665	708,575	—	4,036,240
Distributors	1,205,078	—	—	1,205,078
Diversified Financial Services	14,036,033	8,136,665	—	22,172,698
Diversified Telecommunication Services	13,518,786	18,915,823	—	32,434,609
Electric Utilities	16,277,273	21,543,091	—	37,820,364
Electrical Equipment	5,461,860	19,928,213	—	25,390,073
Electronic Equipment, Instruments & Components	6,514,739	18,725,380	—	25,240,119
Energy Equipment & Services	2,246,897	326,852	—	2,573,749
Entertainment	20,437,553	8,629,158	—	29,066,711
Equity Real Estate Investment Trusts	129,526,527	57,144,467	—	186,670,994
Food & Staples Retailing	12,996,621	13,743,695	—	26,740,316
Food Products	9,406,643	31,556,195	—	40,962,838
Gas Utilities	362,285	4,283,892	—	4,646,177
Health Care Equipment & Supplies	35,116,092	20,847,646	—	55,963,738
Health Care Providers & Services	26,129,509	4,940,637	0	31,070,146
Health Care Technology	629,669	1,861,197	—	2,490,866
Hotels, Restaurants & Leisure	17,674,393	15,160,860	—	32,835,253
Household Durables	4,586,871	15,542,404	—	20,129,275
Household Products	14,171,305	7,297,588	—	21,468,893
Independent Power and Renewable Electricity Producers	514,350	741,046	—	1,255,396
Industrial Conglomerates	12,121,548	13,726,006	—	25,847,554
Insurance	18,411,553	51,760,526	—	70,172,079
Interactive Media & Services	56,997,739	3,004,351	—	60,002,090
Internet & Direct Marketing Retail	43,612,347	8,580,980	—	52,193,327
IT Services	51,405,427	16,860,814	—	68,266,241

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$350,357	$2,581,476	$—	$2,931,833
Life Sciences Tools & Services	11,039,188	4,720,697	—	15,759,885
Machinery	17,611,497	33,372,750	—	50,984,247
Marine	—	2,575,882	—	2,575,882
Media	12,773,425	4,677,768	—	17,451,193
Metals & Mining	3,450,941	32,509,277	—	35,960,218
Multi-Utilities	7,811,677	8,892,528	—	16,704,205
Multiline Retail	5,043,016	4,838,225	—	9,881,241
Oil, Gas & Consumable Fuels	24,832,607	32,779,996	—	57,612,603
Paper & Forest Products	—	3,596,435	—	3,596,435
Personal Products	1,925,427	19,993,715	—	21,919,142
Pharmaceuticals	36,278,500	76,408,309	—	112,686,809
Professional Services	3,007,712	15,725,833	—	18,733,545
Real Estate Management & Development	1,033,013	51,795,192	—	52,828,205
Road & Rail	10,064,617	8,010,227	—	18,074,844
Semiconductors & Semiconductor Equipment	53,953,999	29,530,029	—	83,484,028
Software	81,473,780	14,158,450	—	95,632,230
Specialty Retail	22,363,232	9,047,242	—	31,410,474
Technology Hardware, Storage & Peripherals	58,704,516	4,766,072	—	63,470,588
Textiles, Apparel & Luxury Goods	6,714,477	29,511,767	—	36,226,244
Tobacco	6,709,219	8,776,652	—	15,485,871
Trading Companies & Distributors	2,050,399	14,741,893	—	16,792,292
Transportation Infrastructure	—	4,532,400	—	4,532,400
Water Utilities	775,986	999,355	—	1,775,341
Wireless Telecommunication Services	2,103,619	16,900,235	—	19,003,854
Total Common Stocks	1,079,306,466	1,065,576,446	0	2,144,882,912
Total U.S. Treasury & Government Agencies*	—	1,119,323,092	—	1,119,323,092
Total Foreign Government*	—	446,619,217	—	446,619,217
Total Mutual Funds*	12,306,346	—	—	12,306,346
Total Preferred Stocks*	—	6,989,104	—	6,989,104
Total Rights*	—	130	—	130
Total Short-Term Investment*	—	128,338,799	—	128,338,799
Total Securities Lending Reinvestments*	—	294,300,366	—	294,300,366
Total Investments	$1,091,612,812	$3,061,147,154	$0	$4,152,759,966

Collateral for Securities Loaned (Liability)	$—	$(294,280,085)	$—	$(294,280,085)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$24,093,668	$—	$24,093,668
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,460,139)	—	(5,460,139)
Total Forward Contracts	$—	$18,633,529	$—	$18,633,529
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,951,645	$—	$—	$3,951,645
Futures Contracts (Unrealized Depreciation)	(15,178,065)	—	—	(15,178,065)
Total Futures Contracts	$(11,226,420)	$—	$—	$(11,226,420)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(10,603,461)	$—	$(10,603,461)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(2,350,590)	$—	$(2,350,590)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—57.3% of Net Assets

Security Description	Principal Amount*	Value

Sovereign—57.3%
Angolan Government International Bonds
9.125%, 11/26/49	2,343,000	$2,174,796
9.125%, 11/26/49 (144A)	670,000	621,901
9.375%, 05/08/48	4,068,000	3,827,174
Argentine Republic Government International Bonds
0.125%, 07/09/30 (a)	10,840,888	3,626,819
0.125%, 07/09/35 (a)	18,436,703	5,503,540
0.125%, 01/09/38 (a)	3,956,074	1,446,262
1.000%, 07/09/29	1,532,610	549,441
Australia Government Bonds
0.250%, 11/21/25 (AUD)	9,090,000	6,776,242
0.500%, 09/21/26 (AUD)	3,360,000	2,499,351
1.000%, 12/21/30 (AUD)	4,725,000	3,351,942
2.750%, 06/21/35 (AUD)	5,614,000	4,577,696
3.000%, 03/21/47 (AUD)	6,370,000	5,145,355
3.750%, 04/21/37 (AUD)	4,775,000	4,348,337
4.250%, 04/21/26 (AUD)	7,885,000	7,028,503
Bahrain Government International Bonds
5.625%, 09/30/31	215,000	212,052
5.625%, 09/30/31 (144A)	2,374,000	2,341,452
6.000%, 09/19/44	3,381,000	3,152,782
7.000%, 10/12/28	1,187,000	1,322,157
7.375%, 05/14/30	1,177,000	1,306,588
7.375%, 05/14/30 (144A)	712,000	790,391
Bermuda Government International Bond
3.375%, 08/20/50 (144A)	1,778,000	1,719,682
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/30 (EUR)	11,015,000	13,332,711
Zero Coupon, 08/15/50 (EUR)	5,940,000	6,468,129
4.250%, 07/04/39 (EUR)	2,180,000	4,552,493
4.750%, 07/04/34 (EUR)	1,775,000	3,462,754
Canada Housing Trust
1.800%, 12/15/24 (144A) (CAD)	7,965,000	6,550,352
1.950%, 12/15/25 (144A) (CAD)	7,160,000	5,893,967
Canadian Government Bonds
0.250%, 03/01/26 (CAD)	2,990,000	2,296,997
2.250%, 06/01/29 (CAD)	7,230,000	6,146,737
Chile Government International Bond
1.625%, 01/30/25 (EUR)	709,000	882,611
Colombia Government International Bonds
3.125%, 04/15/31	1,628,000	1,594,398
3.875%, 04/25/27	3,711,000	3,971,995
5.000%, 06/15/45	1,296,000	1,380,771
Colombian TES
5.750%, 11/03/27 (COP)	7,353,600,000	1,956,548
Costa Rica Government International Bond
7.000%, 04/04/44	872,000	841,489
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 04/15/26 (EUR) (i)	8,718,501	11,286,642
Dominican Republic International Bonds
5.300%, 01/21/41 (144A)	452,000	444,090
5.875%, 04/18/24	3,215,000	3,455,160
5.875%, 01/30/60	150,000	143,475
5.875%, 01/30/60 (144A)	1,819,000	1,739,873
5.950%, 01/25/27	1,746,000	1,964,250
6.400%, 06/05/49	255,000	266,858
6.500%, 02/15/48	3,974,000	4,198,531

Sovereign—(Continued)
Dominican Republic International Bonds
6.850%, 01/27/45	829,000	916,045
Ecuador Government International Bonds
Zero Coupon, 07/31/30 (144A)	711,514	284,613
0.500%, 07/31/30 (a)	1,044,321	608,327
0.500%, 07/31/30 (144A) (a)	2,629,428	1,531,668
0.500%, 07/31/35 (a)	1,949,768	887,144
0.500%, 07/31/35 (144A) (a)	4,337,778	1,973,689
0.500%, 07/31/40 (144A) (a)	2,394,604	1,035,666
Egypt Government International Bonds
3.875%, 02/16/26 (144A)	1,031,000	993,678
5.625%, 04/16/30 (EUR)	1,145,000	1,333,745
5.875%, 02/16/31 (144A) (b)	1,155,000	1,081,196
7.500%, 01/31/27	1,320,000	1,430,814
7.500%, 02/16/61 (144A)	809,000	731,134
8.500%, 01/31/47 (144A)	402,000	399,508
8.500%, 01/31/47	4,152,000	4,126,258
8.875%, 05/29/50 (144A)	670,000	683,215
El Salvador Government International Bonds
5.875%, 01/30/25	560,000	559,160
7.125%, 01/20/50	4,578,000	4,085,865
7.125%, 01/20/50 (144A)	552,000	492,660
7.650%, 06/15/35	364,000	357,630
7.750%, 01/24/23	3,015,000	3,150,675
Finance Department Government of Sharjah
4.000%, 07/28/50 (144A)	499,000	438,841
Finland Government Bond
0.500%, 09/15/27 (144A) (EUR)	1,949,000	2,426,751
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (i)	8,768,640	11,278,357
0.500%, 06/25/44 (144A) (EUR)	3,586,000	4,119,169
1.000%, 05/25/27 (EUR)	8,195,000	10,443,449
1.250%, 05/25/34 (EUR)	1,681,900	2,243,170
Gabon Government International Bond
6.625%, 02/06/31	823,000	794,211
6.950%, 06/16/25	3,395,000	3,525,707
Ghana Government International Bonds
7.625%, 05/16/29	490,000	481,021
7.750%, 04/07/29	571,000	565,290
7.875%, 03/26/27	2,105,000	2,140,785
7.875%, 02/11/35	400,000	371,512
7.875%, 02/11/35 (144A)	1,374,000	1,276,144
8.125%, 03/26/32	650,000	626,990
8.625%, 04/07/34	343,000	337,426
8.627%, 06/16/49	1,295,000	1,196,943
8.750%, 03/11/61 (144A)	233,000	215,837
8.950%, 03/26/51	1,985,000	1,877,135
Guatemala Government Bonds
6.125%, 06/01/50	630,000	729,231
6.125%, 06/01/50 (144A)	355,000	410,916
Honduras Government International Bond
7.500%, 03/15/24	3,575,000	3,878,875
Hungary Government Bond
1.500%, 04/22/26 (HUF)	1,661,680,000	5,275,535
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	546,000	619,544
2.850%, 02/14/30	1,163,000	1,183,961

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds
4.125%, 01/15/25	5,170,000	$5,662,463
Indonesia Treasury Bond
7.250%, 02/15/26 (IDR)	44,551,000,000	3,210,064
Israel Government International Bonds
3.875%, 07/03/50	977,000	1,073,848
4.500%, 04/03/20	1,021,000	1,216,001
Italy Buoni Poliennali Del Tesoro
0.950%, 09/15/27 (144A) (EUR)	12,580,000	15,421,329
1.500%, 04/30/45 (144A) (EUR)	4,740,000	5,584,501
1.800%, 03/01/41 (144A) (EUR)	5,863,000	7,387,768
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	230,000	262,751
5.375%, 07/23/24	3,183,000	3,405,810
5.875%, 10/17/31 (144A) (EUR)	460,000	569,111
5.875%, 10/17/31 (EUR)	410,000	507,251
6.125%, 06/15/33	1,436,000	1,466,759
6.375%, 03/03/28	1,120,000	1,213,856
6.625%, 03/22/48 (EUR)	401,000	474,099
Jamaica Government International Bonds
7.625%, 07/09/25	3,530,000	4,094,835
7.875%, 07/28/45	1,180,000	1,598,900
Japan Government Five Year Bond
0.100%, 09/20/22 (JPY)	1,206,800,000	10,933,842
Japan Government Ten Year Bonds
0.100%, 03/20/30 (JPY)	1,157,950,000	10,502,651
0.100%, 06/20/30 (JPY)	1,958,900,000	17,756,329
0.100%, 09/20/30 (JPY)	189,950,000	1,719,543
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	1,010,950,000	8,521,197
0.500%, 03/20/49 (JPY)	50,150,000	436,383
0.600%, 09/20/50 (JPY)	565,900,000	5,019,682
Japan Government Twenty Year Bond
0.500%, 09/20/36 (JPY)	3,975,800,000	36,829,068
Japan Government Two Year Bonds
0.100%, 10/01/22 (JPY)	549,500,000	4,979,718
0.100%, 12/01/22 (JPY)	1,175,050,000	10,652,018
Kazakhstan Government International Bond
5.125%, 07/21/25	2,039,000	2,365,240
Kenya Government International Bond
6.875%, 06/24/24	3,800,000	4,174,300
Kingdom of Belgium Government Bond
1.450%, 06/22/37 (144A) (EUR)	2,803,000	3,849,806
Korea Treasury Bonds
1.375%, 12/10/29 (KRW)	7,723,210,000	6,503,022
1.500%, 12/10/30 (KRW)	5,235,390,000	4,402,927
Lebanon Government International Bonds
6.000%, 01/27/23 (c)	6,653,000	767,730
6.200%, 02/26/25 (c)	461,000	52,628
6.650%, 11/03/28 (c)	2,006,000	230,509
Malaysia Government Bond
4.498%, 04/15/30 (MYR)	8,253,000	2,155,793
Mexican Bonos
7.750%, 05/29/31 (MXN)	37,115,000	1,934,730
Mexico Government International Bonds
3.375%, 02/23/31 (EUR)	2,035,000	2,744,650
5.000%, 04/27/51	1,334,000	1,445,963

Sovereign—(Continued)
Mongolia Government International Bond
5.625%, 05/01/23	1,921,000	2,007,118
Nigeria Government International Bonds
6.500%, 11/28/27	1,546,000	1,593,771
7.625%, 11/28/47	2,451,000	2,374,529
7.875%, 02/16/32	1,673,000	1,720,597
Oman Government International Bonds
4.875%, 02/01/25	952,000	991,508
5.625%, 01/17/28	340,000	351,050
6.250%, 01/25/31 (144A)	1,129,000	1,179,805
6.500%, 03/08/47	1,170,000	1,099,276
6.750%, 01/17/48	4,634,000	4,414,441
Pakistan Government International Bond
6.875%, 12/05/27	1,144,000	1,192,620
Panama Government International Bonds
3.160%, 01/23/30	2,580,000	2,683,922
4.500%, 05/15/47	461,000	510,129
4.500%, 04/16/50	1,475,000	1,626,232
8.875%, 09/30/27	3,275,000	4,513,081
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	1,260,000	1,423,813
5.400%, 03/30/50 (144A)	359,000	404,417
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27	570,000	628,454
Peruvian Government International Bonds
2.780%, 12/01/60	2,075,000	1,710,360
2.783%, 01/23/31	3,457,000	3,457,726
3.230%, 07/28/21	810,000	653,978
Philippine Government International Bond
3.700%, 02/02/42	1,626,000	1,697,417
Province of Ontario Canada
2.600%, 06/02/27 (CAD)	1,645,000	1,381,410
Province of Quebec Canada
2.750%, 09/01/27 (CAD)	3,225,000	2,741,956
Qatar Government International Bonds
4.400%, 04/16/50 (144A)	2,948,000	3,419,680
4.500%, 04/23/28	3,018,000	3,516,453
4.817%, 03/14/49	980,000	1,199,363
5.103%, 04/23/48	2,151,000	2,718,434
Republic of Austria Government Bonds
0.500%, 04/20/27 (144A) (EUR)	1,315,000	1,633,658
0.750%, 02/20/28 (144A) (EUR)	3,865,000	4,885,974
Republic of Azerbaijan International Bond
4.750%, 03/18/24	1,847,000	1,998,842
Republic of South Africa Government International Bonds
4.300%, 10/12/28	860,000	846,068
5.000%, 10/12/46	316,000	271,735
5.650%, 09/27/47	3,454,000	3,175,884
5.750%, 09/30/49	3,541,000	3,258,251
Russian Federal Bond—OFZ
7.950%, 10/07/26 (RUB)	293,984,000	4,114,073
Russian Foreign Bond—Eurobonds
4.750%, 05/27/26	4,000,000	4,480,000
5.250%, 06/23/47	5,600,000	6,640,189
5.625%, 04/04/42	200,000	244,920
5.875%, 09/16/43	400,000	506,160

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Saudi Government International Bonds
3.250%, 10/22/30 (144A) (b)	1,469,000	$1,546,034
5.250%, 01/16/50	2,472,000	3,027,607
Senegal Government International Bonds
6.250%, 07/30/24	1,452,000	1,562,535
6.750%, 03/13/48	2,204,000	2,094,020
Serbia International Bond
2.125%, 12/01/30 (144A)	385,000	354,855
Spain Government Bonds
1.200%, 10/31/40 (144A) (EUR)	2,920,000	3,562,426
2.350%, 07/30/33 (144A) (EUR)	4,445,000	6,351,824
4.200%, 01/31/37 (144A) (EUR)	905,000	1,612,839
Sri Lanka Government International Bonds
6.850%, 11/03/25	1,370,000	853,866
7.850%, 03/14/29	756,000	459,701
Thailand Government Bond
2.875%, 12/17/28 (THB)	92,220,000	3,211,972
Turkey Government Bond
11.700%, 11/13/30 (TRY)	25,496,625	2,166,082
Turkey Government International Bonds
4.750%, 01/26/26	1,555,000	1,445,948
4.875%, 04/16/43	5,286,000	4,035,861
Ukraine Government International Bonds
Zero Coupon, 05/31/40 (d)	2,130,000	2,193,900
6.750%, 06/20/26 (144A) (EUR)	442,000	555,971
7.253%, 03/15/33	462,000	459,598
7.253%, 03/15/33 (144A)	407,000	404,884
7.375%, 09/25/32	2,830,000	2,844,320
7.750%, 09/01/24	5,093,000	5,500,287
7.750%, 09/01/26	1,945,000	2,108,559
9.750%, 11/01/28	320,000	372,563
United Kingdom Gilt
0.625%, 10/22/50 (GBP)	1,113,000	1,251,852
1.250%, 10/22/41 (GBP)	5,410,000	7,322,551
1.500%, 07/22/47 (GBP)	494,000	697,930
1.750%, 09/07/37 (GBP)	4,413,590	6,533,613
4.500%, 12/07/42 (GBP)	1,630,000	3,580,828
Uruguay Government International Bonds
4.375%, 01/23/31	676,097	784,164
4.975%, 04/20/55	1,232,005	1,509,613
5.100%, 06/18/50	755,000	935,339

Total Foreign Government (Cost $589,065,706)		572,008,695

Corporate Bonds & Notes—32.4%

Aerospace/Defense—0.5%
Embraer Netherlands Finance B.V.
5.400%, 02/01/27	1,342,000	1,398,699
6.950%, 01/17/28	396,000	435,394
6.950%, 01/17/28 (144A)	802,000	881,783
Rolls-Royce plc
0.875%, 05/09/24 (EUR)	1,145,000	1,293,420
TransDigm, Inc.
6.250%, 03/15/26 (144A)	570,000	604,314

		4,613,610

Agriculture—0.3%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	1,458,000	1,968,253
BAT International Finance plc
6.000%, 11/24/34 (GBP)	305,000	548,559
BAT Netherlands Finance B.V.
3.125%, 04/07/28 (EUR)	425,000	567,894

		3,084,706

Apparel—0.1%
Levi Strauss & Co.
3.375%, 03/15/27 (EUR)	915,000	1,109,010

Auto Manufacturers—1.0%
BMW Finance NV
1.000%, 08/29/25 (EUR)	1,275,000	1,563,287
Daimler AG
2.625%, 04/07/25 (EUR)	1,230,000	1,592,245
Dongfeng Motor Hong Kong International Co., Ltd.
1.150%, 10/23/21 (EUR)	337,000	396,544
Ford Motor Credit Co. LLC
3.021%, 03/06/24 (EUR)	1,290,000	1,575,488
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24 (EUR)	1,070,000	1,274,938
3.875%, 05/19/23 (EUR)	100,000	126,255
Nissan Motor Co., Ltd.
4.345%, 09/17/27 (144A)	1,139,000	1,238,688
Volkswagen International Finance NV
1.875%, 03/30/27 (EUR)	900,000	1,141,751
Volkswagen Leasing GmbH
1.125%, 04/04/24 (EUR)	780,000	942,817

		9,852,013

Auto Parts & Equipment—0.2%
Schaeffler AG
2.750%, 10/12/25 (EUR)	700,000	869,832
Tenneco, Inc.
5.000%, 07/15/24 (EUR)	755,000	907,523

		1,777,355

Banks—7.0%
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (d)	1,200,000	1,497,796
Banco de Credito del Peru
3.125%, 5Y H15 + 3.000%, 07/01/30 (144A) (b) (d)	522,000	523,096
3.250%, 5Y H15 + 2.450%, 09/30/31 (144A) (d)	793,000	790,026
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	852,000	790,656
Banco Santander S.A.
1.125%, 06/23/27 (EUR)	1,200,000	1,464,118
6.750%, 5Y EUR Swap + 6.803%, 04/25/22 (EUR) (d)	900,000	1,111,579
Bangkok Bank PCL
3.733%, 5Y H15 + 1.900%, 09/25/34 (144A) (d)	955,000	959,679
Bank of America Corp.
1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (d)	1,724,000	2,175,209
BNP Paribas S.A.
3.375%, 01/23/26 (GBP)	1,110,000	1,673,577

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
CaixaBank S.A.
0.375%, 3M EURIBOR + 0.850%, 11/18/26 (EUR) (d)	1,200,000	$1,405,081
5.875%, 5Y EUR Swap + 6.346%, 10/09/27 (EUR) (d)	200,000	264,437
CITIC, Ltd.
2.850%, 02/25/30	557,000	552,080
Citigroup, Inc.
1.500%, 3M EURIBOR + 1.074%, 07/24/26 (EUR) (d)	1,290,000	1,593,741
1.750%, 10/23/26 (GBP)	605,000	848,849
3.875%, 5Y H15 + 3.417%, 02/18/26 (d)	434,000	431,973
4.289%, 3M LIBOR + 4.095%, 05/15/21 (d)	1,442,000	1,442,433
4.700%, SOFR + 3.234%, 01/30/25 (d)	412,000	414,884
Commonwealth Bank of Australia
1.936%, 5Y EUR Swap + 1.450%, 10/03/29 (EUR) (d)	1,145,000	1,406,030
Cooperatieve Rabobank UA
3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (d)	1,000,000	1,199,086
4.625%, 05/23/29 (GBP)	625,000	1,012,409
Credit Suisse Group AG
1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (d)	1,265,000	1,523,738
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (d)	1,703,000	1,843,205
Credit Suisse Group Funding Guernsey, Ltd.
2.750%, 08/08/25 (GBP)	535,000	776,927
Danske Bank A/S
0.125%, 02/14/22 (EUR)	2,635,000	3,107,066
2.250%, 1Y UKG + 1.650%, 01/14/28 (GBP) (d)	1,185,000	1,669,930
Deutsche Bank AG
3.875%, 02/12/24 (GBP)	1,000,000	1,476,738
Dexia Credit Local S.A.
0.625%, 02/03/24 (EUR)	3,000,000	3,625,817
DNB Boligkreditt
2.750%, 03/21/22 (EUR)	2,445,000	2,957,203
Goldman Sachs Group, Inc. (The)
1.250%, 05/01/25 (EUR)	900,000	1,091,768
3.375%, 03/27/25 (EUR)	400,000	528,179
5.300%, 3M LIBOR + 3.834%, 11/10/26 (d)	58,000	63,945
HSBC Holdings plc
6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (d)	1,414,000	1,805,363
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (d)	891,000	981,882
ING Groep NV
3.000%, 02/18/26 (GBP)	1,100,000	1,636,047
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (d)	201,000	221,984
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (d)	2,500,000	2,725,000
6.875%, 5Y USD ICE Swap + 5.124%, 04/16/22 (d)	820,000	852,792
Intesa Sanpaolo S.p.A.
6.625%, 09/13/23 (EUR)	1,035,000	1,378,285
JPMorgan Chase & Co.
1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (d)	1,875,000	2,290,969
Morgan Stanley
0.497%, 3M EURIBOR + 0.720%, 02/07/31 (EUR) (d)	960,000	1,107,910
1.342%, 3M EURIBOR + 0.834%, 10/23/26 (EUR) (d)	434,000	535,214
1.750%, 03/11/24 (EUR)	1,270,000	1,567,793
National Bank of Canada
0.500%, 01/26/22 (EUR)	2,570,000	3,038,372
Natwest Group plc
2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (d)	1,270,000	1,568,710
2.574%, 3M LIBOR + 2.320%, 09/30/27 (d)	1,300,000	1,266,694
Santander Holdings USA, Inc.
4.400%, 07/13/27	1,703,000	1,894,367

Banks—(Continued)
Standard Chartered plc
1.722%, 3M LIBOR + 1.510%, 01/30/27 (144A) (d)	1,000,000	937,500
Swedbank AB
6.000%, 5Y USD Swap + 4.106%, 03/17/22 (d)	200,000	206,000
Truist Financial Corp.
5.100%, 10Y H15 + 4.349%, 03/01/30 (d)	880,000	959,464
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/26 (144A)	1,218,000	1,165,816
UniCredit S.p.A.
1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (d)	1,205,000	1,432,887
Wells Fargo & Co.
1.338%, 3M EURIBOR + 1.670%, 05/04/25 (EUR) (d)	975,000	1,187,140
2.000%, 07/28/25 (GBP)	400,000	569,257

		69,550,701

Beverages—0.1%
Central American Bottling Corp.
5.750%, 01/31/27 (144A)	826,000	872,772

Building Materials—0.6%
Cemex S.A.B. de C.V.
3.875%, 07/11/31 (144A)	2,421,000	2,362,896
7.375%, 06/05/27 (144A)	267,000	302,289
Johnson Controls International plc
1.375%, 02/25/25 (EUR)	2,345,000	2,886,414

		5,551,599

Chemicals—0.7%
Alpek S.A.B. de C.V.
3.250%, 02/25/31 (144A)	303,000	299,667
4.250%, 09/18/29 (144A)	224,000	236,994
Braskem Idesa SAPI
7.450%, 11/15/29	1,403,000	1,393,354
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	949,000	975,022
CNAC HK Finbridge Co., Ltd.
3.875%, 06/19/29	790,000	775,126
INEOS Quattro Finance 2 plc
2.500%, 01/15/26 (144A) (EUR)	940,000	1,102,007
OCP S.A. 5.625%, 04/25/24	834,000	905,932
Solvay S.A.
2.500%, 5Y EUR Swap + 2.977%, 12/02/25 (EUR) (d)	500,000	599,549
SPCM S.A. 2.000%, 02/01/26 (144A) (EUR)	521,000	620,435

		6,908,086

Coal—0.1%
Indika Energy Capital IV Pte, Ltd.
8.250%, 10/22/25 (144A)	1,039,000	1,094,067

Commercial Services—0.5%
Autopistas del Sol S.A.
7.375%, 12/30/30	882,484	882,921
DP World Crescent, Ltd.
3.750%, 01/30/30	318,000	330,323
3.875%, 07/18/29	289,000	303,085
4.848%, 09/26/28	576,000	642,960
DP World plc
4.700%, 09/30/49	302,000	314,633

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
5.625%, 09/25/48	665,000	$778,881
Intertrust Group B.V.
3.375%, 11/15/25 (EUR)	925,000	1,111,866
TransJamaican Highway, Ltd.
5.750%, 10/10/36 (144A)	772,000	778,755

		5,143,424

Computers—0.5%
Apple, Inc.
2.513%, 08/19/24 (CAD)	2,770,000	2,316,599
Dell International LLC / EMC Corp.
5.300%, 10/01/29 (144A)	2,500,000	2,924,405

		5,241,004

Containers & Packaging—0.2%
Ardagh Metal Packaging Finance USA LLC
2.000%, 09/01/28 (144A) (EUR)	945,000	1,108,479
3.250%, 09/01/28 (144A)	579,000	572,266

		1,680,745

Distribution/Wholesale—0.1%
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A)	823,000	800,367

Diversified Financial Services—1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 04/03/26	165,000	178,638
Aircastle, Ltd.
2.850%, 01/26/28 (144A)	497,000	475,491
4.125%, 05/01/24	190,000	200,696
4.250%, 06/15/26	49,000	51,880
4.400%, 09/25/23	477,000	508,013
5.000%, 04/01/23	39,000	41,568
5.250%, 08/11/25 (144A)	480,000	524,082
Aviation Capital Group LLC
3.500%, 11/01/27 (144A) (b)	214,000	220,313
3.875%, 05/01/23 (144A)	174,000	181,618
4.375%, 01/30/24 (144A)	459,000	487,933
5.500%, 12/15/24 (144A)	1,286,000	1,437,928
BOC Aviation, Ltd.
3.875%, 04/27/26	695,000	748,779
Charles Schwab Corp. (The) 4.000%, 5Y H15 + 3.168%, 06/01/26 (d)	1,200,000	1,217,760
China Cinda I Management, Ltd.
3.125%, 03/18/30	970,000	977,207
Discover Financial Services 6.125%, 5Y H15 + 5.783%, 06/23/25 (d)	829,000	920,190
GE Capital European Funding Unlimited Co.
4.625%, 02/22/27 (EUR)	300,000	439,005
Intercorp Financial Services, Inc.
4.125%, 10/19/27	745,000	782,622
Intercorp Peru, Ltd. 3.875%, 08/15/29	200,000	206,002
3.875%, 08/15/29 (144A)	303,000	312,093
Lincoln Financing Sarl
3.625%, 04/01/24 (144A) (EUR)	206,000	243,618

Diversified Financial Services—(Continued)
Lincoln Financing Sarl
3.625%, 04/01/24 (EUR)	569,000	672,905
Unifin Financiera S.A.B. de C.V.
9.875%, 01/28/29 (144A)	606,000	623,344

		11,451,685

Electric—3.9%
Abu Dhabi National Energy Co. PJSC
4.000%, 10/03/49 (144A)	1,200,000	1,306,558
AES Gener S.A.
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (d)	457,000	489,561
AES Panama Generation Holdings SRL
4.375%, 05/31/30 (144A)	817,000	845,350
Cemig Geracao e Transmissao S.A.
9.250%, 12/05/24	837,000	956,691
Chile Electricity PEC S.p.A.
Zero Coupon, 01/25/28 (144A)	957,000	779,955
Colbun S.A.
3.950%, 10/11/27	200,000	217,883
4.500%, 07/10/24	722,000	785,111
Comision Federal de Electricidad
3.348%, 02/09/31 (144A) (b)	1,990,000	1,912,410
4.677%, 02/09/51 (144A)	485,000	454,081
E.ON International Finance B.V.
1.250%, 10/19/27 (EUR)	378,000	471,875
EDP Finance B.V.
0.375%, 09/16/26 (EUR)	107,000	126,462
Empresa de Transmision Electrica S.A.
5.125%, 05/02/49	454,000	498,265
Empresas Publicas de Medellin E.S.P.
4.250%, 07/18/29 (144A)	897,000	908,213
Enel Americas S.A.
4.000%, 10/25/26	1,719,000	1,877,475
Enel Chile S.A.
4.875%, 06/12/28	1,025,000	1,186,950
Enel Finance International NV
5.750%, 09/14/40 (GBP)	740,000	1,496,125
Enel Generacion Chile S.A.
4.250%, 04/15/24	749,000	804,760
Engie Energia Chile S.A.
3.400%, 01/28/30 (144A)	1,576,000	1,629,584
Eskom Holdings SOC, Ltd.
6.350%, 08/10/28	2,903,000	3,064,697
6.750%, 08/06/23	2,064,000	2,129,222
7.125%, 02/11/25	2,061,000	2,123,720
7.125%, 02/11/25 (144A)	286,000	294,704
Iberdrola International B.V.
1.874%, 5Y EUR Swap + 2.321%, 01/28/26 (EUR) (d)	700,000	839,360
Light Servicos de Eletricidade S.A./Light Energia S.A.
7.250%, 05/03/23	897,000	928,404
Naturgy Finance BV 4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (d)	900,000	1,109,700
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.375%, 02/05/30	1,365,000	1,375,237
3.875%, 07/17/29 (144A)	988,000	1,035,641
4.875%, 07/17/49 (144A)	849,000	897,291

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28	1,537,000	$1,777,156
6.150%, 05/21/48	1,683,000	2,047,083
SSE plc
0.875%, 09/06/25 (EUR)	1,005,000	1,220,662
8.375%, 11/20/28 (GBP)	695,000	1,406,005
Trinidad Generation UnLtd
5.250%, 11/04/27	962,000	986,060
Vattenfall AB
3.000%, 5Y EUR Swap + 2.511%, 03/19/77 (EUR) (d)	1,115,000	1,402,359

		39,384,610

Energy-Alternate Sources—0.1%
Empresa Electrica Cochrane S.p.A.
5.500%, 05/14/27	1,046,345	1,093,887
5.500%, 05/14/27 (144A)	220,283	230,292

		1,324,179

Engineering & Construction—0.5%
Aeropuerto Internacional de Tocumen S.A.
6.000%, 11/18/48	1,882,946	1,984,870
Bioceanico Sovereign Certificate, Ltd.
Zero Coupon, 06/05/34 (144A)	930,936	695,874
Heathrow Funding, Ltd.
6.750%, 12/03/28 (GBP)	826,000	1,435,472
Rutas 2 and 7 Finance, Ltd.
Zero Coupon, 09/30/36 (144A) (b)	650,000	458,250

		4,574,466

Food—0.2%
BRF GmbH
4.350%, 09/29/26	421,000	430,477
BRF S.A.
4.875%, 01/24/30	422,000	430,440
5.750%, 09/21/50 (144A)	323,000	318,429
Wm Morrison Supermarkets plc
3.500%, 07/27/26 (GBP)	795,000	1,216,400

		2,395,746

Forest Products & Paper—0.5%
Inversiones CMPC S.A.
3.850%, 01/13/30 (144A)	2,121,000	2,260,774
4.375%, 05/15/23	301,000	317,555
4.375%, 04/04/27	662,000	728,008
Suzano Austria GmbH
3.750%, 01/15/31	830,000	853,879
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27 (EUR)	570,000	667,884
2.875%, 12/15/27 (144A) (EUR)	197,000	230,830

		5,058,930

Gas—0.1%
Grupo Energia Bogota S.A. ESP
4.875%, 05/15/30 (144A) (b)	501,000	554,858

Healthcare-Products—0.3%
Avantor Funding, Inc.
2.625%, 11/01/25 (144A) (EUR)	524,000	629,089
Baxter International, Inc.
1.300%, 05/30/25 (EUR)	345,000	425,546
DH Europe Finance II Sarl 0.450%, 03/18/28 (EUR)	747,000	880,194
Medtronic Global Holdings SCA
0.375%, 03/07/23 (EUR)	687,000	814,710

		2,749,539

Healthcare-Services—0.4%
Centene Corp.
4.250%, 12/15/27	186,000	195,649
4.625%, 12/15/29	243,000	263,000
IQVIA, Inc.
1.750%, 03/15/26 (144A) (EUR)	1,190,000	1,399,002
2.875%, 06/15/28 (144A) (EUR)	918,000	1,106,251
Tenet Healthcare Corp.
4.625%, 07/15/24	700,000	714,483

		3,678,385

Household Products/Wares—0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
2.431%, 07/01/31 (144A)	306,000	298,509

Insurance—1.0%
ASR Nederland NV 3.375%, 5Y EUR Swap + 4.000%, 05/02/49 (EUR) (d)	374,000	489,510
Assicurazioni Generali S.p.A.
5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (d)	866,000	1,241,520
Chubb INA Holdings, Inc.
0.300%, 12/15/24 (EUR)	704,000	833,236
0.875%, 06/15/27 (EUR)	452,000	548,850
CNP Assurances
4.500%, 3M EURIBOR + 4.600%, 06/10/47 (EUR) (d)	1,100,000	1,547,414
Credit Agricole Assurances S.A.
4.250%, 5Y EUR Swap + 4.500%, 01/13/25 (EUR) (d)	400,000	522,457
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (d)	600,000	860,433
Liberty Mutual Group, Inc.
3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (d)	695,000	830,650
Nationwide Mutual Insurance Co.
9.375%, 08/15/39 (144A)	567,000	926,573
Principal Financial Group, Inc.
3.242%, 3M LIBOR + 3.044%, 05/15/55 (b) (d)	300,000	294,750
Prudential Financial, Inc.
5.200%, 3M LIBOR + 3.040%, 03/15/44 (d)	642,000	683,624
5.375%, 3M LIBOR + 3.031%, 05/15/45 (d)	226,000	247,742
Voya Financial, Inc.
5.650%, 3M LIBOR + 3.580%, 05/15/53 (b) (d)	589,000	630,008

		9,656,767

Internet—1.0%
Alibaba Group Holding, Ltd.
2.700%, 02/09/41	827,000	750,733
3.400%, 12/06/27	448,000	480,622

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet —(Continued)
Baidu, Inc.
3.075%, 04/07/25	284,000	$298,900
Booking Holdings, Inc.
0.500%, 03/08/28 (EUR)	232,000	273,697
MercadoLibre, Inc.
3.125%, 01/14/31	200,000	190,400
Netflix, Inc.
3.625%, 05/15/27 (EUR)	519,000	696,030
4.625%, 05/15/29 (EUR)	492,000	715,719
Prosus NV
3.680%, 01/21/30 (144A)	3,453,000	3,563,964
Tencent Holdings, Ltd.
2.390%, 06/03/30	968,000	934,881
Weibo Corp.
3.375%, 07/08/30 (b)	1,818,000	1,808,549

		9,713,495

Investment Companies—0.3%
JAB Holdings B.V.
1.000%, 12/20/27 (EUR)	1,200,000	1,446,865
MDC-GMTN B.V.
4.500%, 11/07/28	1,356,000	1,569,570

		3,016,435

Iron/Steel—0.1%
CSN Resources S.A.
7.625%, 02/13/23	1,062,000	1,101,836

Leisure Time—0.1%
Carnival plc
1.000%, 10/28/29 (EUR)	798,000	717,246

Lodging—0.1%
Las Vegas Sands Corp.
3.900%, 08/08/29	978,000	1,004,996

Machinery-Diversified—0.4%
Colfax Corp.
3.250%, 05/15/25 (EUR)	770,000	911,259
Dover Corp.
0.750%, 11/04/27 (EUR)	1,516,000	1,820,484
Vertical Midco Gmbh
4.375%, 07/15/27 (144A) (EUR)	1,000,000	1,231,570

		3,963,313

Media—0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.800%, 03/01/50	107,000	114,781
5.125%, 07/01/49	598,000	672,792
Globo Comunicacao e Participacoes S.A.
4.875%, 01/22/30 (144A)	421,000	424,157

		1,211,730

Mining—0.6%
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	1,605,000	1,648,801

Mining —(Continued)
Corp. Nacional del Cobre de Chile
3.150%, 01/14/30	369,000	382,602
3.750%, 01/15/31 (144A) (b)	203,000	219,036
Glencore Finance Europe, Ltd.
3.125%, 03/26/26 (GBP)	765,000	1,123,979
Gold Fields Orogen Holdings BVI, Ltd.
5.125%, 05/15/24 (144A)	407,000	445,258
Indonesia Asahan Aluminium Persero PT
5.450%, 05/15/30 (144A)	335,000	380,225
5.800%, 05/15/50 (144A) (b)	534,000	608,760
Vedanta Resources Finance II PLC
13.875%, 01/21/24 (144A)	899,000	968,672
Volcan Cia Minera SAA 4.375%, 02/11/26 (144A)	385,000	394,598

		6,171,931

Miscellaneous Manufacturing—0.1%
Bombardier, Inc.
7.500%, 03/15/25 (144A)	1,000,000	983,750
General Electric Co.
1.875%, 05/28/27 (EUR)	111,000	141,484

		1,125,234

Oil & Gas—5.3%
Apache Corp.
4.375%, 10/15/28	1,000,000	997,000
BP Capital Markets plc
1.573%, 02/16/27 (EUR)	295,000	373,231
3.250%, 5Y EUR Swap + 3.880%, 03/22/26 (EUR )(d)	920,000	1,155,754
Cenovus Energy, Inc.
5.375%, 07/15/25	198,000	222,515
Chevron USA, Inc.
5.250%, 11/15/43	1,025,000	1,326,115
Ecopetrol S.A.
6.875%, 04/29/30 (b)	2,276,000	2,770,802
7.375%, 09/18/43	943,000	1,153,374
Eni S.p.A.
2.625%, 5Y EUR Swap + 3.454%, 10/13/25 (EUR) (d)	898,000	1,099,707
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	2,245,000	1,857,737
Gran Tierra Energy, Inc.
7.750%, 05/23/27	482,000	390,420
7.750%, 05/23/27 (144A)	355,000	287,550
Husky Energy, Inc.
4.400%, 04/15/29	1,205,000	1,286,364
KazMunayGas National Co. JSC
5.750%, 04/19/47	2,334,000	2,766,023
Kosmos Energy, Ltd.
7.500%, 03/01/28 (144A)	545,000	516,115
Leviathan Bond, Ltd.
6.125%, 06/30/25 (144A)	324,995	351,807
6.750%, 06/30/30 (144A)	531,793	582,951
Medco Oak Tree Pte, Ltd.
7.375%, 05/14/26 (144A) (b)	622,000	662,430
NAK Naftogaz Ukraine via Kondor Finance plc
7.625%, 11/08/26 (144A)	505,000	512,695

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Oil and Gas Holding Co. BSCC (The)
7.500%, 10/25/27	1,830,000	$2,039,974
7.625%, 11/07/24	1,079,000	1,200,366
Pertamina Persero PT
4.150%, 02/25/60 (144A)	700,000	654,740
5.625%, 05/20/43	607,000	682,770
6.000%, 05/03/42	1,299,000	1,525,853
6.450%, 05/30/44	684,000	846,326
6.500%, 05/27/41	744,000	922,378
Petrobras Global Finance B.V.
5.093%, 01/15/30	1,783,000	1,852,359
6.750%, 06/03/50 (b)	615,000	656,512
6.900%, 03/19/49	432,000	473,040
8.750%, 05/23/26	667,000	834,984
Petroleos Mexicanos
5.950%, 01/28/31 (b)	1,524,000	1,463,040
6.500%, 03/13/27	2,524,000	2,637,580
6.750%, 09/21/47	2,808,000	2,387,362
6.840%, 01/23/30	1,680,000	1,705,032
6.950%, 01/28/60	3,281,000	2,814,081
7.690%, 01/23/50	2,798,000	2,588,150
Petronas Capital, Ltd.
4.550%, 04/21/50 (144A)	595,000	704,019
4.800%, 04/21/60 (144A)	573,000	721,693
PTTEP Treasury Center Co., Ltd.
3.903%, 12/06/59 (144A)	376,000	372,759
Saudi Arabian Oil Co.
1.625%, 11/24/25 (144A)	388,000	390,763
Seplat Petroleum Development Co.
7.750%, 04/01/26 (144A)	966,000	966,000
Sinopec Group Overseas Development, Ltd.
2.700%, 05/13/30	1,903,000	1,889,681
4.100%, 04/28/45	1,318,000	1,423,821
State Oil Co. of the Azerbaijan Republic
6.950%, 03/18/30	701,000	864,403
Tengizchevroil Finance Co. International, Ltd.
3.250%, 08/15/30 (144A)	552,000	549,377
TOTAL SE
2.625%, 5Y EUR Swap + 2.148%, 02/26/25 (EUR) (d)	665,000	821,930
UGI International LLC
3.250%, 11/01/25 (EUR)	510,000	610,844

		52,912,427

Packaging & Containers—0.1%
Klabin Austria GmbH 3.200%, 01/12/31 (144A)	535,000	508,250
3.200%, 01/12/31	465,000	441,750
Silgan Holdings, Inc. 2.250%, 06/01/28 (EUR)	174,000	204,529

		1,154,529

Pharmaceuticals—0.5%
AbbVie, Inc. 0.750%, 11/18/27 (EUR)	1,385,000	1,669,436
2.625%, 11/15/28 (EUR)	441,000	600,375
Bayer AG
0.375%, 07/06/24 (EUR)	1,200,000	1,423,201
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (144A) (EUR)	153,000	181,756

Pharmaceuticals—(Continued)
Grifols S.A.
1.625%, 02/15/25 (144A) (EUR)	817,000	958,096

		4,832,864

Pipelines—1.3%
Boardwalk Pipelines L.P.
4.800%, 05/03/29	1,095,000	1,210,461
Energy Transfer Operating L.P.
5.500%, 06/01/27	3,234,000	3,729,535
6.250%, 04/15/49	1,230,000	1,443,783
GNL Quintero S.A.
4.634%, 07/31/29	1,794,000	1,970,260
Oleoducto Central S.A.
4.000%, 07/14/27 (144A)	260,000	274,693
Peru LNG Srl
5.375%, 03/22/30	1,379,000	1,235,942
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29	81,000	80,762
4.500%, 12/15/26	143,000	157,000
Southern Gas Corridor CJSC
6.875%, 03/24/26	1,139,000	1,346,822
Transportadora de Gas Internacional S.A. ESP
5.550%, 11/01/28	854,000	969,717
Western Midstream Operating L.P.
5.300%, 02/01/30	860,000	933,857

		13,352,832

Real Estate—0.1%
ADLER Group S.A.
3.250%, 08/05/25 (EUR)	900,000	1,100,518

Real Estate Investment Trusts—0.7%
CyrusOne L.P. / CyrusOne Finance Corp.
1.450%, 01/22/27 (EUR)	354,000	418,048
Digital Euro Finco LLC
2.500%, 01/16/26 (EUR)	1,420,000	1,832,563
Host Hotels & Resorts L.P.
3.500%, 09/15/30	1,130,000	1,134,471
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.625%, 06/15/25 (144A)	403,000	425,044
Trust Fibra Uno
4.869%, 01/15/30	1,524,000	1,651,406
4.869%, 01/15/30 (144A)	276,000	299,074
WPC Eurobond B.V.
2.125%, 04/15/27 (EUR)	1,300,000	1,648,035

		7,408,641

Retail—0.0%
Dufry One B.V.
2.500%, 10/15/24 (EUR)	403,000	463,557

Semiconductors—0.2%
Broadcom, Inc.
3.500%, 02/15/41 (144A)	1,727,000	1,654,023

Software—0.1%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	168,926
1.000%, 12/03/28 (EUR)	149,000	179,557

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software —(Continued)
Fiserv, Inc.
1.125%, 07/01/27 (EUR)	786,000	$963,239

		1,311,722

Sovereign—0.1%
CBB International Sukuk Programme Co. SPC
4.500%, 03/30/27 (144A)	1,049,000	1,089,722

Telecommunications—0.7%
AT&T, Inc.
1.600%, 05/19/28 (EUR)	685,000	857,450
2.875%, EURIBOR ICE Swap + 3.140%, 03/02/25 (EUR)(d)	400,000	468,104
3.500%, 09/15/53 (144A)	835,000	771,653
CK Hutchison Group Telecom Finance S.A.
0.750%, 04/17/26 (EUR)	1,035,000	1,243,156
Deutsche Telekom International Finance B.V.
8.875%, 11/27/28 (GBP)	530,000	1,113,253
Digicel Group, Ltd.
10.000%, 2.000% PIK, 04/01/24 (e)	1,657,566	1,612,812
T-Mobile USA, Inc.
3.375%, 04/15/29	596,000	600,470
Telefonica Europe B.V.
3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (d)	700,000	843,524

		7,510,422

Toys/Games/Hobbies—0.1%
Mattel, Inc.
3.750%, 04/01/29 (144A)	498,000	501,113

Transportation—0.4%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 05/07/30 (144A)	200,000	216,941
4.700%, 05/07/50 (144A)	986,000	1,124,730
5.000%, 01/25/47	200,000	233,300
Lima Metro Line 2 Finance, Ltd.
4.350%, 04/05/36 (144A)	296,000	313,020
5.875%, 07/05/34	1,639,777	1,921,819
MV24 Capital B.V.
6.748%, 06/01/34 (144A)	366,226	380,095

		4,189,905

Total Corporate Bonds & Notes (Cost $310,222,644)		323,915,624

U.S. Treasury & Government Agencies—3.1%

Agency Sponsored Mortgage-Backed—2.5%
Connecticut Avenue Securities Trust (CMO)
2.109%, 1M LIBOR + 2.000%, 07/25/39 (144A) (d)	196,432	196,432
2.209%, 1M LIBOR + 2.100%, 09/25/39 (144A) (d)	377,712	378,305
2.209%, 1M LIBOR + 2.100%, 10/25/39 (144A) (d)	288,311	288,518
2.259%, 1M LIBOR + 2.150%, 09/25/31 (144A) (d)	2,217,854	2,223,064
2.409%, 1M LIBOR + 2.300%, 08/25/31 (144A) (d)	2,173,158	2,176,655
2.509%, 1M LIBOR + 2.400%, 04/25/31 (144A) (d)	2,253,902	2,257,428
Fannie Mae Connecticut Avenue Securities (CMO)
2.209%, 1M LIBOR + 2.100%, 03/25/31 (d)	2,054,632	2,046,249
2.359%, 1M LIBOR + 2.250%, 07/25/30 (d)	2,167,974	2,169,332
2.509%, 1M LIBOR + 2.400%, 05/25/30 (d)	2,094,004	2,099,320
3.759%, 1M LIBOR + 3.650%, 09/25/29 (d)	614,181	630,683

Agency Sponsored Mortgage-Backed —(Continued)
Fannie Mae Connecticut Avenue Securities (CMO)
10.359%, 1M LIBOR + 10.250%, 01/25/29 (d)	478,659	557,592
Freddie Mac STACR Trust (CMO)
1.809%, 1M LIBOR + 1.700%, 01/25/50 (144A) (d)	305,407	304,389
2.059%, 1M LIBOR + 1.950%, 10/25/49 (144A) (d)	282,316	282,051
2.159%, 1M LIBOR + 2.050%, 07/25/49 (144A) (d)	107,824	107,605
2.409%, 1M LIBOR + 2.300%, 10/25/48 (144A) (d)	2,000,000	1,999,999
2.459%, 1M LIBOR + 2.350%, 02/25/49 (144A) (d)	304,770	305,297
2.759%, 1M LIBOR + 2.650%, 01/25/49 (144A) (d)	4,433,470	4,458,029
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.759%, 1M LIBOR + 2.650%, 12/25/29 (d)	556,795	559,402
5.259%, 1M LIBOR + 5.150%, 11/25/28 (d)	1,626,376	1,694,000

		24,734,350

U.S. Treasury—0.6%
U.S. Treasury Notes
0.625%, 08/15/30 (f)	6,410,000	5,809,063

Total U.S. Treasury & Government Agencies (Cost $30,986,131)		30,543,413

Mortgage-Backed Securities—2.4%

Collateralized Mortgage Obligations—2.0%
Bellemeade Re, Ltd.
1.709%, 1M LIBOR + 1.600%, 08/25/28 (144A) (d)	715,392	716,129
1.709%, 1M LIBOR + 1.600%, 07/25/29 (144A) (d)	766,877	770,372
2.609%, 1M LIBOR + 2.500%, 10/25/29 (144A) (d)	228,716	229,866
2.709%, 1M LIBOR + 2.600%, 06/25/30 (144A) (d)	289,370	289,370
2.959%, 1M LIBOR + 2.850%, 10/25/29 (144A) (d)	486,000	486,458
3.009%, 1M LIBOR + 2.900%, 04/25/28 (144A) (d)	3,100,000	3,123,464
3.209%, 1M LIBOR + 3.100%, 04/25/29 (144A) (d)	750,000	755,241
Home Re, Ltd.
3.359%, 1M LIBOR + 3.250%, 05/25/29 (144A) (d)	1,600,000	1,596,921
5.359%, 1M LIBOR + 5.250%, 10/25/30 (144A) (d)	1,300,000	1,341,765
Mortgage Insurance-Linked Notes
2.009%, 1M LIBOR + 1.900%, 11/26/29 (144A) (d)	331,594	332,055
3.009%, 1M LIBOR + 2.900%, 11/26/29 (144A) (d)	2,701,000	2,638,601
Oaktown Re III, Ltd.
2.659%, 1M LIBOR + 2.550%, 07/25/29 (144A) (d)	1,500,000	1,509,226
PMT Credit Risk Transfer Trust
2.465%, 1M LIBOR + 2.350%, 02/27/23 (144A) † (d)	1,827,615	1,802,381
2.815%, 1M LIBOR + 2.700%, 10/27/22 (144A) (d)	61,408	61,499
2.865%, 1M LIBOR + 2.750%, 05/27/23 (144A) (d)	586,521	580,310
Radnor RE, Ltd.
2.809%, 1M LIBOR + 2.700%, 03/25/28 (144A) (d)	1,600,000	1,612,451
3.309%, 1M LIBOR + 3.200%, 02/25/29 (144A) (d)	2,751,041	2,754,494

		20,600,603

Commercial Mortgage-Backed Securities—0.4%
Great Wolf Trust
2.039%, 1M LIBOR + 1.933%, 12/15/36 (144A) (d)	2,682,000	2,633,280
JPMorgan Chase Commercial Mortgage Securities Trust
4.419%, 12/15/47 (144A) (d)	1,500,000	1,072,885

		3,706,165

Total Mortgage-Backed Securities (Cost $23,054,383)		24,306,768

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—1.4%

Security Description	Shares/ Principal Amount*	Value

Asset-Backed—Other—1.4%
Ares XXXIV CLO, Ltd.
2.223%, 3M LIBOR + 2.000%, 04/17/33 (144A) (d)	1,960,584	$1,963,042
Black Diamond CLO, Ltd.
1.648%, 3M LIBOR + 1.430%, 07/23/32 (144A) (d)	2,121,980	2,122,710
Dryden 78 CLO, Ltd.
2.173%, 3M LIBOR + 1.950%, 04/17/33 (144A) (d)	3,000,000	3,007,866
3.223%, 3M LIBOR + 3.000%, 04/17/33 (144A) (d)	272,928	273,552
Octagon Investment Partners, Ltd.
3.318%, 3M LIBOR + 3.100%, 01/24/33 (144A) (d)	1,509,124	1,509,103
OZLM, Ltd.
1.791%, 3M LIBOR + 1.550%, 04/15/31 (144A) (d)	3,000,000	2,983,935
Sofi Consumer Loan Program LLC
4.550%, 09/25/28 (144A) (d)	299,140	301,839
Vibrant CLO XI, Ltd.
1.594%, 3M LIBOR + 1.370%, 07/20/32 (144A) (d)	1,300,000	1,300,276

Total Asset-Backed Securities (Cost $13,421,034)		13,462,323

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $18,426,054; collateralized by U.S. Treasury Note at 0.250%, maturing 06/15/23, with a market value of $18,794,653.	18,426,054	18,426,054

Total Short-Term Investments (Cost $18,426,054)		18,426,054

Securities Lending Reinvestments(g)—0.5%

Repurchase Agreements—0.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $2,716; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $2,770.	2,716	2,716
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $1,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $1,037.	1,017	1,017

		3,733

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (h)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class
0.010% (h)	750,000	750,000
Goldman Sachs Financial Square Government Fund, Institutional Shares
0.030% (h)	750,000	750,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares
0.030% (h)	750,000	750,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class
0.040% (h)	400,000	400,000
STIT-Government & Agency Portfolio, Institutional Class
0.030% (h)	750,000	750,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (h)	750,000	750,000

		5,150,000

Total Securities Lending Reinvestments (Cost $5,153,733)		5,153,733

Total Purchased Options— 0.0% (j) (Cost $470,434)		98,515
Total Investments— 99.0% (Cost $990,800,119)		987,915,125
Other assets and liabilities (net)—1.0%		10,450,873

Net Assets — 100.0%		$998,365,998

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $1,802,381, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $6,076,052 and the collateral received consisted of cash in the amount of $5,153,733 and non-cash collateral with a value of $1,119,073. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of March 31, 2021, the market value of securities pledged was $1,772,803.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(i)	Principal amount of security is adjusted for inflation.

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(j)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $236,188,869, which is 23.7% of net assets.

Forward Foreign Currency Exchange Contracts

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
PMT Credit Risk Transfer Trust, 2.465%, 02/27/23	02/11/20	$1,827,615	$1,827,615	$1,802,381

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,252,552	DBAG	06/04/21	USD	2,482,341	$(11,207)
CAD	14,842,843	GSI	04/22/21	USD	11,803,547	8,007
CAD	2,830,599	SSBT	04/22/21	USD	2,241,931	10,588
EUR	181,174	SSBT	05/27/21	USD	213,018	(329)
EUR	219,643	SSBT	05/27/21	USD	260,038	(2,189)
EUR	1,301,950	SSBT	05/27/21	USD	1,552,215	(23,793)
GBP	1,220,593	HSBCU	04/09/21	USD	1,677,672	5,053
GBP	4,138,129	MSC	04/09/21	USD	5,655,022	49,852
GBP	680,474	SSBT	04/09/21	USD	947,207	(9,098)
GBP	536,303	UBSA	04/09/21	USD	738,700	654
JPY	1,205,329,298	ANZ	05/20/21	USD	11,390,330	(499,672)
JPY	97,397,434	MSC	05/20/21	USD	919,308	(39,281)
JPY	234,556,125	MSC	05/20/21	USD	2,201,068	(81,754)
KRW	5,440,655,394	GSI	04/22/21	USD	4,809,461	(2,783)
TRY	3,188,501	JPMC	04/08/21	USD	394,298	(10,165)
TRY	5,043,361	JPMC	04/08/21	USD	598,974	8,622
ZAR	18,247,099	UBSA	04/08/21	USD	1,203,746	32,133

Contracts to Deliver
AUD	48,791,248	DBAG	06/04/21	USD	37,237,383	168,110
CAD	49,915,442	BNP	04/22/21	USD	39,327,962	(393,468)
CAD	4,593,961	BNP	04/22/21	USD	3,619,543	(36,213)
CNY	9,954,119	MSC	04/22/21	USD	1,532,015	15,884
COP	9,147,090,435	DBAG	05/20/21	USD	2,557,196	61,316
EUR	172,377,881	BNP	05/27/21	USD	205,976,054	3,613,328
EUR	18,881,484	BNP	05/27/21	USD	22,561,674	395,787
EUR	1,946,054	MSC	05/27/21	USD	2,297,326	12,759
EUR	1,359,252	MSC	05/27/21	USD	1,602,111	6,419
EUR	3,748,026	SSBT	05/27/21	USD	4,477,654	77,665
EUR	2,774,365	SSBT	05/27/21	USD	3,330,635	73,674
EUR	2,262,381	SSBT	05/27/21	USD	2,701,353	45,434
EUR	1,539,698	SSBT	05/27/21	USD	1,842,983	35,457
EUR	644,416	SSBT	05/27/21	USD	768,588	12,077
EUR	381,009	SSBT	05/27/21	USD	454,248	6,963
GBP	27,724,924	BNP	04/09/21	USD	37,776,318	(445,596)
GBP	2,798,089	BNP	04/09/21	USD	3,812,508	(44,971)
GBP	1,835,973	BNP	04/09/21	USD	2,522,264	(8,830)
GBP	1,052,473	SSBT	04/09/21	USD	1,456,610	5,658
GBP	1,018,087	SSBT	04/09/21	USD	1,415,358	11,811
GBP	635,849	SSBT	04/09/21	USD	880,759	4,171
HUF	1,653,683,996	SSBT	06/24/21	USD	5,372,959	24,945
IDR	49,486,181,576	HSBCU	04/15/21	USD	3,537,760	133,301
IDR	14,925,164,076	HSBCU	04/15/21	USD	1,065,855	39,061

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	1,211,629,679	JPMC	05/20/21	USD	11,359,515	$411,929
JPY	11,725,665,918	MSC	05/20/21	USD	110,675,350	4,729,011
JPY	296,226,889	MSC	05/20/21	USD	2,781,055	104,520
JPY	89,699,154	SSBT	05/20/21	USD	810,535	65
KRW	18,161,500,000	CBNA	04/22/21	USD	16,661,927	616,710
KRW	8,858,330	CBNA	04/22/21	USD	8,127	301
MXN	748,694	SSBT	04/16/21	USD	36,196	(393)
MXN	21,797,003	UBSA	04/16/21	USD	1,054,942	(10,300)
MXN	15,907,777	UBSA	04/16/21	USD	772,518	(4,912)
MYR	9,514,791	MSC	09/23/21	USD	2,300,203	18,773
PEN	3,492,735	DBAG	05/20/21	USD	945,592	12,699
RUB	332,257,776	GSI	05/25/21	USD	4,451,560	86,178
SGD	37,824	SSBT	05/21/21	USD	28,093	(18)
THB	94,869,947	SSBT	05/13/21	USD	3,078,694	43,349
TRY	27,632,587	JPMC	04/08/21	USD	3,283,929	(45,093)
ZAR	438,621	SSBT	04/08/21	USD	28,992	(716)

Net Unrealized Appreciation						$9,211,483

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/21	90	AUD	12,430,292	$22,723
Euro-Bund Futures	06/08/21	80	EUR	13,702,400	(10,168)
Japanese Government 10 Year Bond Futures	06/14/21	2	JPY	302,320,000	(5,063)
U.S. Treasury Long Bond Futures	06/21/21	128	USD	19,788,000	(769,309)
U.S. Treasury Note 5 Year Futures	06/30/21	467	USD	57,627,071	(517,501)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/21/21	(66)	CAD	(9,158,820)	34,178
Euro-Bobl Futures	06/08/21	(36)	EUR	(4,862,880)	(3,555)
U.S. Treasury Note 10 Year Futures	06/21/21	(43)	USD	(5,630,313)	149,503
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	(159)	USD	(22,846,313)	345,154
U.S. Treasury Ultra Long Bond Futures	06/21/21	(25)	USD	(4,530,469)	192,345

Net Unrealized Depreciation					$(561,693)

Purchased Options

Credit Default Swaptions	Strike Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put— OTC—5 Yr. CDS	$107.00	MSC	CDX.NA.HY.S35.V1	Buy	04/21/21	60,312,000	USD	60,312,000	$470,434	$98,515	$(371,919)

Written Options

Credit Default Swaptions	Strike Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call — OTC—5 Yr. CDS	$110.00	MSC	CDX.NA.HY.S35.V1	Buy	04/21/21	(60,312,000)	USD	(60,312,000)	$(180,936)	$(30,095)	$150,841
Put—OTC—5 Yr. CDS	105.00	MSC	CDX.NA.HY.S35.V1	Sell	04/21/21	(60,312,000)	USD	(60,312,000)	(289,497)	(41,057)	248,440

Totals									$(470,433)	$(71,152)	$399,281

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	4.590%	Maturity	01/02/23	BRL	19,785,000	$(54,295)	$—	$(54,295)
Pay	1 Day CDI	Maturity	4.910%	Maturity	01/02/23	BRL	28,009,000	(84,582)	—	(84,582)
Pay	1 Day CDI	Maturity	4.915%	Maturity	01/02/23	BRL	26,469,000	(80,534)	—	(80,534)
Pay	1 Day CDI	Maturity	4.935%	Maturity	01/02/23	BRL	55,900,000	(164,518)	—	(164,518)
Pay	12 MUSCPI	Maturity	2.348%	Maturity	02/22/51	USD	2,730,000	(78,033)	—	(78,033)
Pay	3M CDOR	Semi-Annually	1.980%	Semi-Annually	05/22/24	CAD	17,359,000	438,196	7	438,189
Pay	7 Day CNRR	Quarterly	2.855%	Quarterly	11/22/24	CNY	216,130,000	119,193	—	119,193
Pay	7 Day CNRR	Quarterly	1.780%	Quarterly	05/06/25	CNY	40,620,000	(229,595)	—	(229,595)
Pay	7 Day CNRR	Quarterly	2.180%	Quarterly	04/02/25	CNY	54,680,000	(174,819)	—	(174,819)
Pay	7 Day CNRR	Quarterly	2.360%	Quarterly	07/01/25	CNY	50,360,000	(119,546)	—	(119,546)
Pay	7 Day CNRR	Quarterly	2.568%	Quarterly	07/20/25	CNY	79,220,000	(89,591)	—	(89,591)
Pay	7 Day CNRR	Quarterly	2.585%	Quarterly	08/03/25	CNY	41,560,000	(43,147)	—	(43,147)
Pay	7 Day CNRR	Quarterly	2.595%	Quarterly	11/02/25	CNY	40,400,000	(44,705)	—	(44,705)
Pay	7 Day CNRR	Quarterly	2.598%	Quarterly	07/16/25	CNY	79,300,000	(73,878)	—	(73,878)
Pay	7 Day CNRR	Quarterly	2.600%	Quarterly	09/29/25	CNY	40,730,000	(41,640)	—	(41,640)
Pay	7 Day CNRR	Quarterly	2.605%	Quarterly	02/04/25	CNY	25,990,000	(17,377)	—	(17,377)
Pay	7 Day CNRR	Quarterly	2.800%	Quarterly	02/01/26	CNY	47,100,000	8,537	—	8,537
Pay	7 Day CNRR	Quarterly	2.983%	Quarterly	01/06/25	CNY	69,210,000	98,663	—	98,663
Receive	1 Day CDI	Maturity	4.590%	Maturity	01/02/23	BRL	19,785,000	56,187	53,138	3,049
Receive	3M LIBOR	Semi-Annually	1.854%	Quarterly	02/22/51	USD	4,310,000	331,374	—	331,374
Receive	6M EURIBOR	Annually	0.022%	Annually	11/10/50	EUR	3,820,000	592,012	29,398	562,614
Receive	6M EURIBOR	Annually	0.122%	Semi-Annually	09/30/50	EUR	3,800,000	460,097	—	460,097

Totals								$807,999	$82,543	$725,456

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Depreciation(1)
Pay	6M EURIBOR	Semi-Annually	(0.017)%	Semi-Annually	09/30/50	MSC	EUR	3,800,000	$(636,178)	$—	$(636,178)
Pay	6M EURIBOR	Semi-Annually	(0.043)%	Semi-Annually	11/10/50	MSC	EUR	3,820,000	(675,366)	—	(675,366)

Totals									$(1,311,544)	$—	$(1,311,544)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.34.V1	(1.000%)	Quarterly	12/20/25	2.102%	USD	8,540,000	$415,715	$403,871	$11,844
CDX.NA.HY.36.V1	(5.000%)	Quarterly	06/20/26	3.083%	USD	5,830,000	(518,662)	(492,119)	(26,543)

Totals							$(102,947)	$(88,248)	$(14,699)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Ukraine Government International Bond 7.750%, 09/01/23	1.000%	Quarterly	06/20/25	MSIP	4.197%	USD	473,000	$(57,473)	$(109,994)	$52,521

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Received	Unrealized Depreciation
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	51.090%	USD	5,000,000	$(2,290,457)	$(1,006,098)	$(1,284,359)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	51.090%	USD	1,725,000	(790,208)	(339,431)	(450,777)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	51.090%	USD	5,000,000	(2,290,457)	(1,001,676)	(1,288,781)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	25.953%	USD	947,000	(255,584)	(80,053)	(175,531)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	25.953%	USD	1,421,000	(383,511)	(119,518)	(263,993)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	25.953%	USD	10,939,000	(2,952,309)	(947,775)	(2,004,534)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	25.953%	USD	947,000	(255,584)	(79,671)	(175,913)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	25.953%	USD	474,000	(127,927)	(39,867)	(88,060)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	25.953%	USD	5,485,000	(1,480,338)	(566,268)	(914,070)

Totals								$(10,826,375)	$(4,180,357)	$(6,646,018)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(UKG)—	U.K. Gilts Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ICE)—	Intercontinental Exchange, Inc.
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$572,008,695	$—	$572,008,695
Total Corporate Bonds & Notes*	—	323,915,624	—	323,915,624
Total U.S. Treasury & Government Agencies*	—	30,543,413	—	30,543,413
Total Mortgage-Backed Securities*	—	24,306,768	—	24,306,768
Total Asset-Backed Securities*	—	13,462,323	—	13,462,323
Total Short-Term Investment*	—	18,426,054	—	18,426,054
Securities Lending Reinvestments
Repurchase Agreements	—	3,733	—	3,733
Mutual Funds	5,150,000	—	—	5,150,000
Total Securities Lending Reinvestments	5,150,000	3,733	—	5,153,733
Total Purchased Options at Value	$—	$98,515	$—	$98,515
Total Investments	$5,150,000	$982,765,125	$—	$987,915,125

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,882,264	$—	$10,882,264
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,670,781)	—	(1,670,781)
Total Forward Contracts	$—	$9,211,483	$—	$9,211,483
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$743,903	$—	$—	$743,903
Futures Contracts (Unrealized Depreciation)	(1,305,596)	—	—	(1,305,596)
Total Futures Contracts	$(561,693)	$—	$—	$(561,693)
Total Written Options at Value	$—	$(71,152)	$—	$(71,152)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,033,560	$—	$2,033,560
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,322,803)	—	(1,322,803)
Total Centrally Cleared Swap Contracts	$—	$710,757	$—	$710,757
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(12,195,392)	$—	$(12,195,392)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-42

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,768,342	$406,069,976
American Funds American Mutual Fund (Class R-6)	8,634,029	413,656,328
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	26,226,734	414,120,133
American Funds Bond Fund (Class 1) (a)	48,414,651	561,609,951
American Funds Fundamental Investors Fund (Class R-6)	5,588,680	409,929,664
American Funds Global Bond Fund (Class 1) (a)	14,864,390	183,426,570
American Funds Global Small Capitalization Fund (Class 1) (a)	4,344,674	147,327,904
American Funds Growth Fund (Class 1)	3,619,676	450,613,433
American Funds Growth-Income Fund (Class 1)	7,846,809	462,255,538
American Funds High-Income Trust Fund (Class R-6) (a)	19,170,932	196,885,473
American Funds International Fund (Class 1) (a)	12,436,672	290,520,664
American Funds International Growth and Income Fund (Class 1) (a)	20,588,927	402,925,296

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,052,266	97,184,164
American Funds U.S. Government Securities Fund (Class R-6)	36,875,485	515,150,530

Total Mutual Funds (Cost $3,921,019,865)		4,951,675,624

Total Investments—100.1% (Cost $3,921,019,865)		4,951,675,624
Other assets and liabilities (net)—(0.1)%		(2,785,138)

Net Assets—100.0%		$4,948,890,486

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,951,675,624	$—	$—	$4,951,675,624
Total Investments	$4,951,675,624	$—	$—	$4,951,675,624

BHFTI-43

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,929,045	$412,750,385
American Funds American Mutual Fund (Class R-6)	7,180,659	344,025,390
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	21,952,987	346,637,667
American Funds Bond Fund (Class 1)	8,281,244	96,062,431
American Funds Fundamental Investors Fund (Class R-6)	5,181,999	380,099,655
American Funds Global Bond Fund (Class 1) (a)	7,638,553	94,259,748
American Funds Global Small Capitalization Fund (Class 1) (a)	4,869,585	165,127,629
American Funds Growth Fund (Class 1)	2,993,932	372,714,609
American Funds Growth-Income Fund (Class 1)	5,880,432	346,416,238
American Funds High-Income Trust Fund (Class R-6)	9,651,149	99,117,300
American Funds International Fund (Class 1)	11,207,557	261,808,542
American Funds International Growth and Income Fund (Class 1) (a)	17,422,468	340,957,690

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,082,005	98,131,051
American Funds U.S. Government Securities Fund (Class R-6)	2,292,649	32,028,307

Total Mutual Funds (Cost $2,481,665,635)		3,390,136,642

Total Investments—100.1% (Cost $2,481,665,635)		3,390,136,642
Other assets and liabilities (net)—(0.1)%		(1,982,993)

Net Assets—100.0%		$3,388,153,649

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,390,136,642	$—	$—	$3,390,136,642
Total Investments	$3,390,136,642	$—	$—	$3,390,136,642

BHFTI-44

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,000,256,218)	13,872,090	$1,726,936,521

Total Investments—100.1% (Cost $1,000,256,218)		1,726,936,521
Other assets and liabilities (net)—(0.1)%		(1,039,066)

Net Assets—100.0%		$1,725,897,455

((a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,726,936,521	$—	$—	$1,726,936,521
Total Investments	$1,726,936,521	$—	$—	$1,726,936,521

BHFTI-45

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds — 100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,337,425	$138,736,746
American Funds American Mutual Fund (Class R-6)	5,338,908	255,787,104
American Funds Blue Chip Income and Growth Fund (Class 1)	14,478,090	228,609,045
American Funds Bond Fund (Class 1) (a)	39,148,003	454,116,830
American Funds Fundamental Investors Fund (Class R-6)	1,914,621	140,437,424
American Funds Global Bond Fund (Class 1) (a)	8,092,151	99,857,139
American Funds Global Small Capitalization Fund (Class 1)	790,645	26,810,776
American Funds Growth Fund (Class 1)	1,094,371	136,238,279
American Funds Growth-Income Fund (Class 1)	3,826,098	225,395,439
American Funds High-Income Trust Fund (Class R-6)	13,281,413	136,400,107
American Funds International Fund (Class 1)	5,643,518	131,832,581
American Funds International Growth and Income Fund (Class 1) (a)	8,417,708	164,734,551

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	833,047	26,524,227
American Funds U.S. Government Securities Fund (Class R-6)	36,139,887	504,874,222

Total Mutual Funds (Cost $2,262,606,849)		2,670,354,470

Total Investments—100.1% (Cost $2,262,606,849)		2,670,354,470
Other assets and liabilities (net)—(0.1)%		(1,628,349)

Net Assets—100.0%		$2,668,726,121

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,670,354,470	$—	$—	$2,670,354,470
Total Investments	$2,670,354,470	$—	$—	$2,670,354,470

BHFTI-46

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—22.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—22.3%
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/24 (a)	27,422,129	$29,660,889
0.125%, 04/15/25 (a)	11,138,160	12,057,058
0.125%, 07/15/26 (a)	40,562,758	44,328,017
0.125%, 01/15/30 (a)	90,271,416	97,670,616
0.125%, 07/15/30 (a)	39,886,301	43,289,620
0.250%, 07/15/29 (a)	69,836,067	76,839,679
0.375%, 07/15/25 (a)	33,638,451	37,056,608
0.375%, 01/15/27 (a)	49,372,944	54,456,171
0.375%, 07/15/27 (a)	51,503,364	57,117,432
0.500%, 01/15/28 (a)	58,731,679	65,407,054
0.750%, 07/15/28 (a)	54,556,502	62,207,910
0.875%, 01/15/29 (a)	51,107,359	58,601,774

Total U.S. Treasury & Government Agencies (Cost $600,469,602)		638,692,828

Foreign Government—12.4%

Sovereign—12.4%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	72,359,435	103,194,122
France Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (a)	1,995,140	2,566,179
0.100%, 03/01/28 (EUR) (a)	2,500,632	3,252,326
0.100%, 03/01/29 (EUR) (a)	16,119,040	21,554,483
0.700%, 07/25/30 (144A) (EUR) (a)	32,748,768	46,922,979
1.850%, 07/25/27 (EUR) (a)	32,236,950	46,963,792
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/26 (GBP) (a)	3,080,403	4,961,181
0.125%, 08/10/28 (GBP) (a)	14,523,727	24,842,750
0.125%, 03/22/29 (GBP) (a)	15,896,570	27,491,006
1.250%, 11/22/27 (GBP) (a)	14,454,497	26,003,188
1.250%, 11/22/32 (GBP) (a)	21,710,400	45,490,216

Total Foreign Government (Cost $328,669,884)		353,242,222

Short-Term Investments—66.0%

Mutual Funds—32.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (b)	219,297,416	219,297,416
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.020% (b)	213,838,549	213,838,549
State Street Institutional Liquid Reserves Fund, Premier Class 0.070% (b) (c)	54,703,431	54,719,843
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.030% (b) (c)	198,770,374	198,770,374
UBS Select Treasury Institutional Fund, Institutional Class 0.010% (b)	249,583,592	249,583,592

		936,209,774

Security Description	Principal Amount*	Value

U.S. Treasury—33.2%
U.S. Treasury Bills
Zero Coupon, 04/01/21 (d)	90,306,000	$90,306,000
0.002%, 04/08/21 (d)	96,052,000	96,051,907
0.004%, 04/15/21 (d)	40,433,000	40,432,803
0.006%, 04/22/21 (d)	56,552,000	56,551,670
0.010%, 05/06/21 (d)	78,891,000	78,890,041
0.011%, 05/13/21 (d)	89,246,000	89,243,918
0.012%, 05/20/21 (d)	43,203,000	43,202,118
0.012%, 05/27/21 (d)	9,781,000	9,780,810
0.013%, 06/03/21 (d) (e)	7,059,000	7,058,815
0.013%, 08/12/21 (d)	9,067,000	9,066,425
0.013%, 08/26/21 (d)	52,297,000	52,292,195
0.013%, 09/23/21 (d)	40,029,000	40,023,406
0.013%, 09/30/21 (d)	121,508,000	121,481,893
0.014%, 06/10/21 (d) (e)	3,570,000	3,569,878
0.015%, 06/17/21 (d)	8,637,000	8,636,723
0.017%, 06/24/21 (d) (e)	13,978,000	13,977,592
0.017%, 08/19/21 (d) (e)	38,484,000	38,480,732
0.019%, 07/08/21 (d) (e)	4,594,000	4,593,766
0.020%, 07/01/21 (d)	72,773,000	72,768,401
0.020%, 07/15/21 (d) (e)	47,456,001	47,453,924
0.021%, 07/29/21 (d)	1,212,000	1,211,920
0.022%, 07/22/21 (d)	23,045,000	23,043,745

		948,118,682

Total Short-Term Investments (Cost $1,884,248,488)		1,884,328,456

Total Investments— 100.7% (Cost $2,813,387,974)		2,876,263,506
Other assets and liabilities (net)—(0.7)%		(19,713,246)

Net Assets—100.0%		$2,856,550,260

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(c)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts and OTC swap contracts. As of March 31, 2021, the market value of securities pledged was $70,701,601.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $3,279,862.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $49,489,158, which is 1.7% of net assets.

BHFTI-47

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,634,000	CBNA	06/16/21	USD	4,335,168	$(67,195)
GBP	1,649,000	CBNA	06/16/21	USD	2,289,015	(15,216)

Contracts to Deliver
EUR	35,170,874	CBNA	06/16/21	USD	42,775,783	1,469,147
EUR	8,753,640	CBNA	06/16/21	USD	10,661,090	380,327
EUR	8,753,639	CBNA	06/16/21	USD	10,657,412	376,650
EUR	8,089,301	CBNA	06/16/21	USD	9,861,994	361,468
EUR	8,089,301	CBNA	06/16/21	USD	9,863,822	363,296
EUR	7,972,065	CBNA	06/16/21	USD	9,669,784	306,946
EUR	7,815,750	CBNA	06/16/21	USD	9,492,154	312,901
EUR	7,815,750	CBNA	06/16/21	USD	9,508,012	328,759
EUR	7,787,301	CBNA	06/16/21	USD	9,426,929	281,088
EUR	7,787,300	CBNA	06/16/21	USD	9,422,264	276,424
EUR	7,737,592	CBNA	06/16/21	USD	9,412,080	324,620
EUR	7,737,592	CBNA	06/16/21	USD	9,412,784	325,325
EUR	7,503,120	CBNA	06/16/21	USD	9,138,529	326,447
EUR	7,424,962	CBNA	06/16/21	USD	8,981,958	261,668
EUR	7,363,902	CBNA	06/16/21	USD	9,026,949	378,372
EUR	7,363,902	CBNA	06/16/21	USD	9,025,901	377,324
EUR	7,327,266	CBNA	06/16/21	USD	8,982,242	376,692
EUR	7,268,647	CBNA	06/16/21	USD	8,842,981	306,277
EUR	7,253,993	CBNA	06/16/21	USD	8,887,798	368,304
EUR	7,127,964	CBNA	06/16/21	USD	8,624,686	253,208
EUR	6,997,284	CBNA	06/16/21	USD	8,476,307	258,307
EUR	6,252,600	CBNA	06/16/21	USD	7,612,804	269,402
EUR	4,819,000	CBNA	06/16/21	USD	5,744,299	84,596
GBP	25,703,621	CBNA	06/16/21	USD	35,887,467	444,854
GBP	25,703,621	CBNA	06/16/21	USD	35,800,013	357,400
GBP	25,703,620	CBNA	06/16/21	USD	35,972,135	529,523
GBP	25,703,620	CBNA	06/16/21	USD	36,374,958	932,347
GBP	3,598,000	CBNA	06/16/21	USD	5,000,478	39,211

Net Unrealized Appreciation						$10,588,472

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	04/16/21	31	EUR	4,334,668	$131,859
Australian 10 Year Treasury Bond Futures	06/15/21	920	AUD	127,065,211	(457,992)
CAC 40 Index Futures	04/16/21	195	EUR	11,828,700	66,505
Canada Government Bond 10 Year Futures	06/21/21	1,074	CAD	149,038,980	(3,183,355)
Copper Futures	05/26/21	119	USD	11,886,613	78,657
Cotton No. 2 Futures	05/06/21	67	USD	2,709,480	(50,693)
DAX Index Futures	06/18/21	27	EUR	10,144,575	371,402
Euro STOXX 50 Index Futures	06/18/21	811	EUR	31,353,260	798,019
Euro-Bund Futures	06/08/21	3,075	EUR	526,686,000	(1,910,203)
FTSE 100 Index Futures	06/18/21	386	GBP	25,782,870	(246,381)
FTSE JSE Top 40 Index Futures	06/17/21	125	ZAR	76,475,000	(71,451)
FTSE MIB Index Futures	06/18/21	22	EUR	2,683,340	46,014
FTSE Taiwan Index Futures	04/28/21	108	USD	6,257,520	72,153
Hang Seng China Enterprises Index Futures	04/29/21	125	HKD	68,393,750	31,462
Hang Seng Index Futures	04/29/21	31	HKD	43,889,800	26,250
IBEX 35 Index Futures	04/16/21	30	EUR	2,576,010	(21,655)

BHFTI-48

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Japanese Government 10 Year Bond Futures	06/14/21	197	JPY	29,778,520,000	$533,114
KOSPI 200 Index Futures	06/10/21	58	KRW	6,012,425,000	100,001
LME Aluminum Futures	04/06/21	4	USD	218,750	12,739
LME Aluminum Futures	04/21/21	1	USD	54,856	4,916
LME Aluminum Futures	06/08/21	11	USD	606,771	9,164
LME Aluminum Futures	06/16/21	161	USD	8,890,219	136,155
LME Nickel Futures	04/06/21	2	USD	192,264	(22,050)
LME Nickel Futures	04/21/21	4	USD	384,720	(57,372)
LME Nickel Futures	06/08/21	4	USD	385,376	(4,058)
LME Nickel Futures	06/14/21	51	USD	4,914,666	(1,103,214)
LME Zinc Futures	04/06/21	2	USD	140,263	(2,242)
LME Zinc Futures	04/21/21	7	USD	491,269	11,748
LME Zinc Futures	06/08/21	8	USD	563,250	4,326
LME Zinc Futures	06/14/21	92	USD	6,478,525	(132,395)
Lean Hogs Futures	06/14/21	103	USD	4,338,360	350,122
Live Cattle Futures	06/30/21	139	USD	6,833,240	231,908
Russell 2000 Index E-Mini Futures	06/18/21	306	USD	34,004,250	(1,805,380)
S&P 500 Index E-Mini Futures	06/18/21	2,782	USD	551,865,340	5,232,650
S&P Midcap 400 Index E-Mini Futures	06/18/21	160	USD	41,684,800	(587,442)
S&P TSX 60 Index Futures	06/17/21	152	CAD	33,777,440	(50,971)
SGX CNX Nifty Index Futures	04/29/21	448	USD	13,212,416	(64,099)
SPI 200 Index Futures	06/17/21	138	AUD	23,342,700	(116,423)
Soybean Futures	05/14/21	161	USD	11,565,838	495,959
Soybean Meal Futures	05/14/21	154	USD	6,517,280	(122,377)
Soybean Oil Futures	05/14/21	217	USD	6,890,184	1,050,914
Sugar No. 11 Futures	04/30/21	296	USD	4,896,550	(325,951)
TOPIX Index Futures	06/10/21	351	JPY	6,858,540,000	2,047,648
U.S. Treasury Note 10 Year Futures	06/21/21	8,646	USD	1,132,085,625	(29,674,844)
United Kingdom Long Gilt Bond Futures	06/28/21	840	GBP	107,175,600	(1,517,643)
Wheat Futures	05/14/21	163	USD	5,036,700	(331,799)

Futures Contracts—Short
LME Aluminum Futures	04/06/21	(4)	USD	(218,750)	(12,500)
LME Aluminum Futures	04/21/21	(1)	USD	(54,856)	(4,924)
LME Aluminum Futures	06/08/21	(11)	USD	(606,771)	(10,306)
LME Aluminum Futures	06/16/21	(11)	USD	(607,406)	(9,561)
LME Nickel Futures	04/06/21	(2)	USD	(192,264)	21,990
LME Nickel Futures	04/21/21	(4)	USD	(384,720)	57,108
LME Nickel Futures	06/08/21	(4)	USD	(385,376)	3,587
LME Nickel Futures	06/14/21	(4)	USD	(385,464)	3,866
LME Zinc Futures	04/06/21	(2)	USD	(140,263)	2,732
LME Zinc Futures	04/21/21	(7)	USD	(491,269)	(14,364)
LME Zinc Futures	06/08/21	(8)	USD	(563,250)	(7,382)
LME Zinc Futures	06/14/21	(8)	USD	(563,350)	(4,454)

Net Unrealized Depreciation					$(29,990,513)

BHFTI-49

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
04/14/21	GSI	Bovespa Index Futures	BRL	22,080,270	$(85,384)	$—	$(85,384)
04/14/21	MLI	Bovespa Index Futures	BRL	13,142,615	(53,221)	—	(53,221)
04/29/21	MLI	Brent Crude Oil Futures	USD	13,763,810	(713,890)	—	(713,890)
04/09/21	CBNA	Coffee “C” Futures	USD	4,434,960	(81,585)	—	(81,585)
04/09/21	MLI	Coffee “C” Futures	USD	472,856	(9,731)	—	(9,731)
04/08/21	MLI	Commodity Excess-Return Index (a)	USD	545,995,300	(8,550,522)	—	(8,550,522)
04/23/21	CBNA	Corn No. 2 Futures	USD	9,707,174	308,264	—	308,264
04/23/21	MLI	Corn No. 2 Futures	USD	1,831,644	58,594	—	58,594
06/08/21	BOA	Euro-Bund Futures	EUR	156,519,059	(164,670)	—	(164,670)
05/28/21	MLI	Gold Futures	USD	23,612,840	(280,680)	—	(280,680)
04/29/21	GSI	Hang Seng China Enterprises Index Futures	HKD	325,853,958	313,354	—	313,354
04/29/21	MLI	Hang Seng China Enterprises Index Futures	HKD	15,769,050	12,645	—	12,645
04/29/21	GSI	Hang Seng Index Futures	HKD	12,663,901	10,072	—	10,072
04/29/21	MLI	Hang Seng Index Futures	HKD	7,047,100	4,103	—	4,103
06/14/21	BOA	Japanese Government 10 Year Bond Futures	JPY	10,561,529,000	177,656	—	177,656
04/23/21	MLI	KC Hard Red Winter Wheat Futures	USD	3,024,888	(261,288)	—	(261,288)
06/10/21	MLI	KOSPI 200 Index Futures	KRW	14,571,493,600	222,880	—	222,880
05/11/21	CBNA	Low Sulphur Gas Oil Futures	USD	3,666,276	(266,026)	—	(266,026)
05/11/21	MLI	Low Sulphur Gas Oil Futures	USD	1,532,275	(111,275)	—	(111,275)
04/29/21	CBNA	NY Harbor ULSD Futures	USD	3,228,768	(255,504)	—	(255,504)
04/29/21	MLI	NY Harbor ULSD Futures	USD	1,048,992	(82,681)	—	(82,681)
04/28/21	CBNA	Natural Gas Futures	USD	14,668,560	(559,280)	—	(559,280)
04/28/21	MLI	Natural Gas Futures	USD	868,820	(34,260)	—	(34,260)
04/29/21	CBNA	RBOB Gasoline Futures	USD	4,332,481	(217,111)	—	(217,111)
04/29/21	MLI	RBOB Gasoline Futures	USD	783,409	(42,643)	—	(42,643)
04/30/21	MLI	Silver Futures	USD	8,072,970	(836,030)	—	(836,030)
06/18/21	MLI	Swiss Market Index Futures	CHF	20,783,155	441,374	—	441,374
04/21/21	GSI	Taiwan Stock Index Futures	TWD	349,319,083	189,875	—	189,875
04/21/21	MLI	Taiwan Stock Index Futures	TWD	19,417,238	10,176	—	10,176
06/21/21	BOA	U.S. Treasury Note 10 Year Futures	USD	671,203,312	(16,646,750)	—	(16,646,750)
06/28/21	BOA	United Kingdom Long Gilt Bond Futures	GBP	24,227,259	(331,331)	—	(331,331)
04/19/21	MLI	WTI Crude Oil Futures	USD	16,730,190	(1,230,270)	—	(1,230,270)

Totals					$(29,065,139)	$—	$(29,065,139)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of March 31, 2021:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$68,560,865	12.6%
WTI Crude Oil	49,458,576	9.1%
Brent Crude Oil	41,013,771	7.5%
Natural Gas	40,847,776	7.5%
Corn No. 2 Yellow	33,318,777	6.1%
Soybeans	32,202,118	5.9%
Copper	30,445,596	5.6%
LME Primary Aluminum	23,781,784	4.3%
Live Cattle	21,468,233	3.9%
Silver	20,458,042	3.7%
Soybean Oil	20,164,571	3.7%
Soybean Meal	18,399,555	3.4%
Zinc	16,528,867	3.0%

BHFTI-50

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

OTC Total Return Swaps—(Continued)

Futures Contracts—Long	Notional Value	Component Weighting
Low Sulphur Gasoil	$15,818,655	2.9%
RBOB Gasoline	15,004,741	2.7%
Sugar No. 11	14,767,144	2.7%
Coffee “C”	14,572,370	2.7%
Wheat	14,495,192	2.7%
Lean Hogs	13,731,768	2.5%
LME Primary Nickel	12,563,803	2.3%
Heating Oil	12,499,068	2.3%
Cotton No. 2	8,000,952	1.5%
KC Hard Red Winter Wheat	7,893,076	1.4%

	$545,995,300	100.0%

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-51

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$638,692,828	$—	$638,692,828
Total Foreign Government*	—	353,242,222	—	353,242,222
Short-Term Investments
Mutual Funds	936,209,774	—	—	936,209,774
U.S. Treasury	—	948,118,682	—	948,118,682
Total Short-Term Investments	936,209,774	948,118,682	—	1,884,328,456
Total Investments	$936,209,774	$1,940,053,732	$—	$2,876,263,506

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,670,883	$—	$10,670,883
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(82,411)	—	(82,411)
Total Forward Contracts	$—	$10,588,472	$—	$10,588,472
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,932,968	$—	$—	$11,932,968
Futures Contracts (Unrealized Depreciation)	(41,923,481)	—	—	(41,923,481)
Total Futures Contracts	$(29,990,513)	$—	$—	$(29,990,513)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,748,993	$—	$1,748,993
OTC Swap Contracts at Value (Liabilities)	—	(30,814,132)	—	(30,814,132)
Total OTC Swap Contracts	$—	$(29,065,139)	$—	$(29,065,139)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—86.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—86.2%
Communication Services Select Sector SPDR Fund (a)	1,390,633	$101,961,212
Consumer Discretionary Select Sector SPDR Fund (a)	688,516	115,718,884
Consumer Staples Select Sector SPDR Fund (a)	847,540	57,895,457
Energy Select Sector SPDR Fund (a)	528,245	25,915,700
Financial Select Sector SPDR Fund (a)	3,115,235	106,073,752
Health Care Select Sector SPDR Fund (a)	1,043,613	121,831,382
Industrial Select Sector SPDR Fund (a)	834,063	82,113,502
iShares Core MSCI EAFE ETF (a) (b)	17,382,555	1,252,413,088
iShares Core S&P 500 ETF (a) (b)	1,582,100	629,391,022
iShares Core U.S. Aggregate Bond ETF (a) (b)	9,601,522	1,092,941,249
iShares U.S. Real Estate ETF (a) (b)	1,362,072	125,228,900
Materials Select Sector SPDR Fund (a)	320,645	25,266,826
Real Estate Select Sector SPDR Fund (a)	582,658	23,009,164
Technology Select Sector SPDR Fund (a)	1,876,607	249,232,176
Utilities Select Sector SPDR Fund (a)	386,484	24,750,435
Vanguard Total Bond Market ETF (a)	12,900,559	1,092,935,358

Total Mutual Funds (Cost $4,325,137,341)		5,126,678,107

Short-Term Investments—9.0%

Mutual Funds—5.0%
SSGA USD Liquidity Fund, D Shares, 0.000% (c)	299,060,463	299,060,463

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $240,004,132; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.625%, maturity dates ranging from 06/15/23 - 07/15/23, and an aggregate market value of $244,804,323.	240,004,132	240,004,132

Total Short-Term Investments (Cost $539,064,595)		539,064,595

Securities Lending Reinvestments (d)—20.5%

Certificates of Deposit—4.1%
China Construction Bank Corp.
0.100%, 04/01/21	15,000,000	14,999,970
0.100%, 04/07/21	20,000,000	20,000,280
Cooperatieve Rabobank UA
0.264%, 3M LIBOR + 0.040%, 01/11/22 (e)	6,000,000	6,001,140
Credit Industriel et Commercial
0.250%, 06/11/21	21,000,000	21,004,200
Industrial & Commercial Bank of China Ltd.
0.100%, 04/05/21	25,000,000	24,999,750
Mitsubishi UFJ Trust International Ltd.
Zero Coupon, 05/10/21	12,992,219	12,997,920
Mizuho Bank, Ltd.
0.200%, 09/14/21	25,000,000	24,998,850

Certificates of Deposit—(Continued)
MUFG Bank Ltd.
Zero Coupon, 04/22/21	12,493,753	12,498,750
Zero Coupon, 05/18/21	6,996,886	6,998,180
National Westminster Bank plc
Zero Coupon, 06/02/21	6,996,677	6,998,110
Norinchukin Bank 0.210%, 04/07/21	10,000,000	10,000,230
Royal Bank of Canada New York
0.278%, 3M LIBOR + 0.040%, 10/05/21 (e)	8,000,000	8,001,440
0.278%, 3M LIBOR + 0.090%, 12/02/21 (e)	4,000,000	4,002,212
Societe Generale 0.230%, 04/05/21	20,000,000	20,000,380
Sumitomo Mitsui Banking Corp.
0.220%, 3M LIBOR + 0.030%, 09/10/21 (e)	10,000,000	10,000,480
0.270%, 05/04/21	10,000,000	10,001,230
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 09/20/21	14,981,036	14,984,850
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (e)	13,500,000	13,498,809

		241,986,781

Commercial Paper—1.1%
Antalis S.A. 0.230%, 04/05/21	28,983,140	28,999,275
Sheffield Receivable 0.220%, 04/06/21	14,991,750	14,999,520
UBS AG 0.200%, 09/15/21	19,979,556	19,977,640

		63,976,435

Master Demand Notes—0.1%
Natixis Financial Products LLC
0.300%, OBFR + 0.230%, 04/01/21 (e)	4,000,000	4,000,000
0.320%, OBFR + 0.250%, 04/01/21 (e)	3,000,000	3,000,000

		7,000,000

Repurchase Agreements—13.3%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $108,004,620; collateralized by various Common Stock with an aggregate market value of $120,002,201.	108,000,000	108,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $63,021,438; collateralized by various Common Stock with an aggregate market value of $70,014,972.	63,000,000	63,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $150,369,216; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $153,376,558.	150,369,174	150,369,174

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $30,010,208; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $31,444,158.	30,000,000	$30,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $25,000,014; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $25,500,000.	25,000,000	25,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $20,008,167; collateralized by various Common Stock with an aggregate market value of $22,000,001.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $20,008,167; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $21,377,806.	20,000,000	20,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $35,518,226; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $36,228,543.	35,518,167	35,518,167
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $5,153,024; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $5,256,076.	5,153,000	5,153,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $26,000,137; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $28,757,052.	26,000,000	26,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $89,000,495; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $98,437,601.	89,000,000	89,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $52,733,226; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $58,322,416.	52,730,816	52,730,816

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $26,065,152; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $28,923,176.	26,063,885	26,063,885
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/21 at 0.520%, due on 06/04/21 with a maturity value of $20,018,778; collateralized by various Common Stock with an aggregate market value of $22,222,543.	20,000,000	20,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $42,372,713; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $47,029,967.	42,372,513	42,372,513
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $72,900,385; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $80,912,940.	72,900,000	72,900,000

		791,107,555

Time Deposits—1.9%
National Bank of Canada 0.140%, OBFR + 0.070%, 04/07/21 (e)	38,000,000	38,000,000
Nordea Bank New York 0.020%, 04/01/21	25,000,000	25,000,000
Royal Bank of Canada London
0.060%, 04/01/21	1,100,000	1,100,000
0.070%, 04/01/21	40,000,000	40,000,000
Societe Generale 0.050%, 04/01/21	7,000,000	7,000,000

		111,100,000

Total Securities Lending Reinvestments (Cost $1,215,161,777)		1,215,170,771

Total Investments—115.7% (Cost $6,079,363,713)		6,880,913,473
Other assets and liabilities (net)—(15.7)%		(934,183,991)

Net Assets—100.0%		$5,946,729,482

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $1,275,471,949 and the collateral received consisted of cash in the amount of $1,215,122,572 and non-cash collateral with a value of $93,611,088. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	76,925,427	UBSA	06/16/21	USD	60,051,604	$(1,604,831)
CAD	79,539,559	JPMC	06/16/21	USD	63,006,422	292,217
EUR	215,053,446	JPMC	06/16/21	USD	260,202,454	(7,631,694)
JPY	6,220,782,159	GSI	06/16/21	USD	58,225,271	(2,003,200)

Contracts to Deliver
EUR	62,428,761	JPMC	06/16/21	USD	75,532,140	2,212,321
EUR	13,526,639	JPMC	06/16/21	USD	16,162,590	276,151
JPY	2,985,091,238	DBAG	06/16/21	USD	27,938,680	960,077
JPY	1,363,915,105	JPMC	06/16/21	USD	12,545,925	219,159

Net Unrealized Depreciation						$(7,279,800)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/21	2,524	AUD	348,600,645	$(1,916,279)
Canada Government Bond 10 Year Futures	06/21/21	2,581	CAD	358,165,370	(7,685,658)
FTSE MIB Index Futures	06/18/21	600	EUR	73,182,000	2,093,459
IBEX 35 Index Futures	04/16/21	831	EUR	71,355,477	(805,856)
MSCI EAFE Index Mini Futures	06/18/21	2,088	USD	228,844,800	(692,996)
Russell 2000 Index E-Mini Futures	06/18/21	1,186	USD	131,794,250	(3,563,446)
S&P 500 Index E-Mini Futures	06/18/21	20	USD	3,967,400	61,887
TOPIX Index Futures	06/10/21	446	JPY	8,714,840,000	2,435,736

Futures Contracts—Short

FTSE 100 Index Futures	06/18/21	(442)	GBP	(29,523,390)	(6,055)
U.S. Treasury Note 10 Year Futures	06/21/21	(5,397)	USD	(706,669,688)	17,988,294

Net Unrealized Appreciation					$7,909,086

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	0.770%	Semi-Annually	10/20/30	USD	543,000,000	$(48,886,730)	$(63,731)	$(48,822,999)
Pay	3M LIBOR	Quarterly	0.848%	Semi-Annually	11/10/30	USD	50,000,000	(4,197,544)	784	(4,198,328)
Pay	3M LIBOR	Quarterly	0.900%	Semi-Annually	12/16/30	USD	296,000,000	(23,866,554)	4,689	(23,871,243)
Pay	3M LIBOR	Quarterly	0.941%	Semi-Annually	12/09/30	USD	40,000,000	(3,064,465)	632	(3,065,097)
Pay	3M LIBOR	Quarterly	0.989%	Semi-Annually	11/13/30	USD	50,000,000	(3,556,816)	785	(3,557,601)
Pay	3M LIBOR	Quarterly	1.140%	Semi-Annually	01/13/31	USD	280,000,000	(16,698,766)	(265,244)	(16,433,522)
Pay	3M LIBOR	Quarterly	1.250%	Semi-Annually	02/10/31	USD	310,000,000	(15,641,927)	(343,495)	(15,298,432)
Pay	3M LIBOR	Quarterly	1.640%	Semi-Annually	03/17/31	USD	300,000,000	(4,456,371)	(770,655)	(3,685,716)
Pay	3M LIBOR	Quarterly	1.759%	Semi-Annually	03/21/31	USD	40,000,000	(151,836)	644	(152,480)

Totals								$(120,521,009)	$(1,435,591)	$(119,085,418)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Depreciation(1)
Pay	3M UST	Quarterly	11/30/21	JPMC	S&P GSCI Commodity Index	USD	240,896,355	$(5,188,995)	$—	$(5,188,995)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-56

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$5,126,678,107	$—	$—	$5,126,678,107
Short-Term Investments
Mutual Funds	299,060,463	—	—	299,060,463
Repurchase Agreement	—	240,004,132	—	240,004,132
Total Short-Term Investments	299,060,463	240,004,132	—	539,064,595
Total Securities Lending Reinvestments*	—	1,215,170,771	—	1,215,170,771
Total Investments	$5,425,738,570	$1,455,174,903	$—	$6,880,913,473

Collateral for Securities Loaned (Liability)	$—	$(1,215,122,572)	$—	$(1,215,122,572)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,959,925	$—	$3,959,925
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,239,725)	—	(11,239,725)
Total Forward Contracts	$—	$(7,279,800)	$—	$(7,279,800)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$22,579,376	$—	$—	$22,579,376
Futures Contracts (Unrealized Depreciation)	(14,670,290)	—	—	(14,670,290)
Total Futures Contracts	$7,909,086	$—	$—	$7,909,086
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(119,085,418)	$—	$(119,085,418)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(5,188,995)	$—	$(5,188,995)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—86.1% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.6%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/28 (144A) (a)	346,000	$359,840
Clear Channel International B.V. 6.625%, 08/01/25 (144A)	809,000	845,494
Clear Channel Outdoor Holdings, Inc. 7.750%, 04/15/28 (144A) (a)	1,207,000	1,193,723
Lamar Media Corp. 4.000%, 02/15/30	132,000	131,633
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.250%, 01/15/29 (144A)	295,000	284,002
5.000%, 08/15/27 (144A)	426,000	430,260
Summer BC Holdco A Sarl 5.750%, 10/31/26 (EUR)	100,000	123,368
9.250%, 10/31/27 (EUR)	90,105	113,592
Terrier Media Buyer, Inc. 8.875%, 12/15/27 (144A)	1,640,000	1,764,722

		5,246,634

Aerospace/Defense—3.2%
Boeing Co. (The) 5.805%, 05/01/50	2,480,000	3,122,197
5.930%, 05/01/60	2,480,000	3,182,151
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A)	664,000	665,461
Howmet Aerospace, Inc. 5.125%, 10/01/24	31,000	34,097
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	976,000	1,025,405
Rolls-Royce plc 5.750%, 10/15/27 (144A)	1,739,000	1,850,383
Signature Aviation U.S. Holdings, Inc. 4.000%, 03/01/28 (144A) (a)	560,000	569,475
5.375%, 05/01/26 (144A)	334,000	340,680
Spirit AeroSystems, Inc. 5.500%, 01/15/25 (144A)	387,000	409,252
SSL Robotics LLC 9.750%, 12/31/23 (144A)	128,000	143,936
TransDigm, Inc. 4.625%, 01/15/29 (144A)	753,000	742,496
6.250%, 03/15/26 (144A)	10,377,000	11,001,695
6.375%, 06/15/26	467,000	482,761
8.000%, 12/15/25 (144A)	1,955,000	2,128,995
Triumph Group, Inc. 8.875%, 06/01/24 (144A)	2,628,000	2,957,026

		28,656,010

Agriculture—0.0%
Tereos Finance Groupe I S.A. 7.500%, 10/30/25 (EUR)	100,000	127,086

Airlines—1.7%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A)	1,316,000	1,369,548
5.750%, 04/20/29 (144A)	1,763,641	1,875,897
American Airlines, Inc. 11.750%, 07/15/25 (144A) (a)	1,416,000	1,751,578

Airlines—(Continued)
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.500%, 10/20/25 (144A)	256,000	$273,254
4.750%, 10/20/28 (144A)	1,337,000	1,453,848
7.000%, 05/01/25 (144A)	847,000	975,708
Deutsche Lufthansa AG 2.875%, 02/11/25 (EUR)	100,000	116,421
3.750%, 02/11/28 (EUR)	100,000	117,123
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A) (a)	939,000	997,781
International Consolidated Airlines Group S.A. 2.750%, 03/25/25 (EUR)	100,000	115,653
3.750%, 03/25/29 (EUR)	100,000	115,048
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A) (a)	2,630,000	2,883,138
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A) †	149,002	168,372
United Airlines Pass-Through Trust 4.875%, 01/15/26	125,000	129,688
5.875%, 10/15/27	2,102,903	2,331,474

		14,674,531

Apparel—0.1%
Crocs, Inc. 4.250%, 03/15/29 (144A)	397,000	387,083
Hanesbrands, Inc. 5.375%, 05/15/25 (144A)	66,000	69,836
Levi Strauss & Co. 3.500%, 03/01/31 (144A)	275,000	265,375
5.000%, 05/01/25	17,000	17,331
William Carter Co. (The) 5.500%, 05/15/25 (144A)	95,000	101,322
Wolverine World Wide, Inc. 6.375%, 05/15/25 (144A)	161,000	171,465

		1,012,412

Auto Manufacturers—1.5%
Allison Transmission, Inc. 3.750%, 01/30/31 (144A)	816,000	790,500
5.875%, 06/01/29 (144A)	508,000	555,409
FCE Bank plc 1.615%, 05/11/23 (EUR)	100,000	118,875
Ford Motor Co. 4.346%, 12/08/26	128,000	134,880
4.750%, 01/15/43	227,000	228,680
5.291%, 12/08/46	293,000	308,022
8.500%, 04/21/23	519,000	578,685
Ford Motor Credit Co. LLC 2.330%, 11/25/25 (EUR)	100,000	120,260
2.900%, 02/16/28	733,000	704,230
2.979%, 08/03/22	358,000	363,370
3.096%, 05/04/23	200,000	203,250
3.350%, 11/01/22	236,000	240,767
3.375%, 11/13/25	206,000	209,502
3.810%, 01/09/24	987,000	1,017,844
3.815%, 11/02/27	200,000	202,250

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
4.000%, 11/13/30	417,000	$413,660
4.125%, 08/17/27	200,000	206,500
4.134%, 08/04/25	916,000	958,067
4.140%, 02/15/23	350,000	361,690
4.271%, 01/09/27	210,000	217,875
4.375%, 08/06/23	200,000	209,180
4.389%, 01/08/26	200,000	210,214
4.687%, 06/09/25	200,000	212,265
5.125%, 06/16/25	1,055,000	1,139,400
5.875%, 08/02/21	857,000	868,527
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	291,600
Navistar International Corp. 6.625%, 11/01/25 (144A)	349,000	362,098
9.500%, 05/01/25 (144A)	156,000	171,405
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	100,000	116,836
Renault S.A. 2.375%, 05/25/26 (EUR)	100,000	118,609
Tesla, Inc. 5.300%, 08/15/25 (144A)	968,000	1,004,397
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	524,543

		13,163,390

Auto Parts & Equipment—1.4%
Adient U.S. LLC 9.000%, 04/15/25 (144A)	413,000	458,430
Clarios Global L.P. 6.750%, 05/15/25 (144A)	1,269,000	1,357,449
Clarios Global L.P. / Clarios U.S. Finance Co. 4.375%, 05/15/26 (EUR)	167,000	202,695
6.250%, 05/15/26 (144A)	2,658,000	2,822,902
8.500%, 05/15/27 (144A) (a)	4,500,000	4,843,125
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	755,000	796,525
Faurecia SE 3.750%, 06/15/28 (EUR)	100,000	124,441
Goodyear Tire & Rubber Co. (The) 5.625%, 04/30/33	823,000	823,000
9.500%, 05/31/25	444,000	498,079
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	121,979
Meritor, Inc. 4.500%, 12/15/28 (144A)	164,000	164,492
Schaeffler AG 3.375%, 10/12/28 (EUR)	100,000	128,118
Tenneco, Inc. 7.875%, 01/15/29 (144A) (a)	171,000	191,896
ZF Finance GmbH 3.000%, 09/21/25 (EUR)	100,000	123,651
3.750%, 09/21/28 (EUR)	100,000	127,821

		12,784,603

Banks—1.8%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	209,799
Banco de Sabadell S.A. 2.000%, 5Y EUR Swap + 2.200%, 01/17/30 (EUR) (b)	100,000	114,045
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR)(d)	400,000	65,671
4.750%, 01/15/18 (EUR)(d)	1,000,000	164,178
Bank of America Corp. 6.100%, 3M LIBOR + 3.898%, 03/17/25 (a) (b)	1,479,000	1,641,690
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	404,000	447,147
6.300%, 3M LIBOR + 4.553%, 03/10/26 (a) (b)	640,000	736,000
6.500%, 3M LIBOR + 4.174%, 10/23/24 (a) (b)	1,395,000	1,562,400
CIT Group, Inc. 5.800%, 3M LIBOR + 3.972%, 06/15/22 (b)	569,000	588,204
6.000%, 04/01/36	1,604,000	1,844,600
Citigroup, Inc. 4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	370,000	373,608
4.289%, 3M LIBOR + 4.095%, 05/15/21 (b)	521,000	521,156
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	121,990
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,576,122
Intesa Sanpaolo S.p.A. 5.148%, 06/10/30 (GBP)	100,000	153,777
JPMorgan Chase & Co. 3.558%, 3M LIBOR + 3.320%, 07/01/21 (b)	118,000	117,469
3.682%, 3M LIBOR + 3.470%, 04/30/21 (a) (b)	418,000	417,269
4.600%, SOFR + 3.125%, 02/01/25 (b)	539,000	545,064
5.000%, SOFR + 3.380%, 08/01/24 (b)	1,401,000	1,448,284
6.125%, 3M LIBOR + 3.330%, 04/30/24 (b)	243,000	260,419
Morgan Stanley 3.851%, 3M LIBOR + 3.610%, 07/15/21 (b)	1,300,000	1,301,943
National Westminster Bank plc 0.440%, 3M LIBOR + 0.250%, 05/28/21 (b)	40,000	38,680
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	100,000	120,474
Unione di Banche Italiane S.p.A. 5.875%, 5Y EUR Swap + 5.751%, 03/04/29 (EUR) (b)	100,000	132,043
Wells Fargo & Co. 3.900%, 5Y H15 + 3.453%, 03/15/26 (b)	890,000	898,811
5.875%, 3M LIBOR + 3.990%, 06/15/25 (b)	846,000	931,446

		16,332,289

Beverages—0.0%
Triton Water Holdings, Inc. 6.250%, 04/01/29 (144A)	297,000	302,940

Biotechnology—0.0%
Cidron Aida Finco S.a.r.l 5.000%, 04/01/28 (EUR)	100,000	118,736
6.250%, 04/01/28 (GBP)	100,000	139,238
Emergent BioSolutions, Inc. 3.875%, 08/15/28 (144A)	160,000	156,400

		414,374

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—1.0%
Boise Cascade Co. 4.875%, 07/01/30 (144A)	232,000	$243,020
Builders FirstSource, Inc. 6.750%, 06/01/27 (144A)	230,000	247,538
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	120,340
Cornerstone Building Brands, Inc. 6.125%, 01/15/29 (144A) (a)	1,274,000	1,356,810
CP Atlas Buyer, Inc. 7.000%, 12/01/28 (144A)	643,000	675,825
Forterra Finance LLC / FRTA Finance Corp. 6.500%, 07/15/25 (144A)	798,000	857,850
Griffon Corp. 5.750%, 03/01/28	186,000	197,858
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	127,678
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	128,000	129,600
4.875%, 12/15/27 (144A)	40,000	41,362
6.250%, 05/15/25 (144A)	326,000	346,375
Masonite International Corp. 5.375%, 02/01/28 (144A)	180,000	191,025
5.750%, 09/15/26 (144A)	64,000	66,560
Norbord, Inc. 6.250%, 04/15/23 (144A)	486,000	526,702
SRM Escrow Issuer LLC 6.000%, 11/01/28 (144A)	1,801,000	1,887,448
Standard Industries, Inc. 2.250%, 11/21/26 (EUR)	100,000	118,898
3.375%, 01/15/31 (144A)	634,000	600,715
4.375%, 07/15/30 (144A) (a)	620,000	625,580
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	382,000	398,712

		8,759,896

Chemicals—1.0%
Ashland Services B.V. 2.000%, 01/30/28 (EUR)	100,000	116,390
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A)	349,000	340,345
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A)	511,000	534,148
Blue Cube Spinco LLC 10.000%, 10/15/25	33,000	34,815
Chemours Co. (The) 4.000%, 05/15/26 (EUR)	200,000	237,216
5.750%, 11/15/28 (144A) (a)	257,000	270,599
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	2,698,000	2,662,251
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	471,145
HB Fuller Co. 4.250%, 10/15/28	229,000	232,678
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	627,000	705,563

Chemicals—(Continued)
INEOS Finance plc 3.375%, 03/31/26 (EUR)	100,000	120,495
Ingevity Corp. 3.875%, 11/01/28 (144A)	191,000	185,270
Kraton Polymers LLC / Kraton Polymers Capital Corp. 5.250%, 05/15/26 (EUR)	100,000	120,612
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	376,406
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	120,642
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A) (a)	161,000	168,245
OCI NV 3.625%, 10/15/25 (EUR)	100,000	122,254
5.250%, 11/01/24 (144A)	368,000	382,720
PQ Corp. 5.750%, 12/15/25 (144A)	1,236,000	1,266,900
Valvoline, Inc. 3.625%, 06/15/31 (144A)	3,000	2,903

		8,471,597

Commercial Services—3.7%
ADT Security Corp. (The) 4.875%, 07/15/32 (144A) (a)	753,000	765,236
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	4,615,000	4,894,115
9.750%, 07/15/27 (144A)	1,979,000	2,171,359
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A)	212,000	210,940
APX Group, Inc. 6.750%, 02/15/27 (144A)	590,000	632,905
7.875%, 12/01/22	230,000	230,863
8.500%, 11/01/24	226,000	234,475
ASGN, Inc. 4.625%, 05/15/28 (144A)	148,000	152,689
Atlantia S.p.A. 1.875%, 02/12/28 (EUR)	100,000	118,467
Autostrade per l’Italia S.p.A. 2.000%, 12/04/28 (EUR)	131,000	157,183
2.000%, 01/15/30 (EUR)	100,000	119,040
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.375%, 03/01/29 (144A) (a)	265,000	274,123
Brink’s Co. (The) 5.500%, 07/15/25 (144A)	100,000	105,625
Garda World Security Corp. 4.625%, 02/15/27 (144A) (a)	649,000	649,000
9.500%, 11/01/27 (144A)	527,000	583,320
Gartner, Inc. 3.750%, 10/01/30 (144A)	876,000	868,755
4.500%, 07/01/28 (144A)	603,000	621,844
Graham Holdings Co. 5.750%, 06/01/26 (144A)	80,000	83,608
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	735,000	782,187
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	161,070

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
IPD 3 B.V. 5.500%, 12/01/25 (EUR)	100,000	$121,023
Jaguar Holding Co. II / PPD Development L.P. 4.625%, 06/15/25 (144A)	934,000	974,442
5.000%, 06/15/28 (144A)	1,260,000	1,312,290
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	67,000	70,015
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A)	765,000	778,387
Loxam SAS 3.750%, 07/15/26 (EUR)	100,000	117,856
MPH Acquisition Holdings LLC 5.750%, 11/01/28 (144A) (a)	1,731,000	1,687,725
Nesco Holdings II, Inc. 5.500%, 04/15/29 (144A)	783,000	803,201
Nielsen Finance LLC / Nielsen Finance Co. 5.625%, 10/01/28 (144A)	1,402,000	1,473,852
5.875%, 10/01/30 (144A)	553,000	599,314
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 08/31/27 (144A)	429,000	416,130
5.250%, 04/15/24 (144A)	242,000	258,129
5.750%, 04/15/26 (144A)	233,000	252,118
6.250%, 01/15/28 (144A)	243,000	252,961
Rekeep S.p.A. 7.250%, 02/01/26 (EUR)	100,000	125,303
Sabre GLBL, Inc. 7.375%, 09/01/25 (144A)	535,000	583,845
9.250%, 04/15/25 (144A)	1,096,000	1,306,980
Service Corp. International 5.125%, 06/01/29	52,000	55,806
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A)	800,000	830,000
Sotheby’s 7.375%, 10/15/27 (144A) (a)	2,021,000	2,185,429
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	100,000	121,668
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	115,687
United Rentals North America, Inc. 4.875%, 01/15/28	23,000	24,228
Verisure Holding AB 3.250%, 02/15/27 (EUR)	148,000	174,861
3.500%, 05/15/23 (EUR)	119,000	140,906
3.875%, 07/15/26 (EUR)	100,000	120,888
Verisure Midholding AB 5.250%, 02/15/29 (EUR)	100,000	121,140
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,813,000	4,088,375

		32,929,363

Computers—1.2%
Austin BidCo, Inc. 7.125%, 12/15/28 (144A)	159,000	161,783

Computers—(Continued)
Banff Merger Sub, Inc. 8.375%, 09/01/26 (EUR)	100,000	123,280
9.750%, 09/01/26 (144A)	3,127,000	3,330,255
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	726,000	729,812
Centurion Bidco S.p.A. 5.875%, 09/30/26 (EUR)	100,000	122,109
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	382,000	373,481
Diebold Nixdorf, Inc. 9.375%, 07/15/25 (144A)	265,000	295,144
NCR Corp. 5.000%, 10/01/28 (144A)	569,000	574,690
5.125%, 04/15/29 (144A)	476,000	479,572
5.250%, 10/01/30 (144A)	239,000	242,017
5.750%, 09/01/27 (144A)	160,000	169,300
6.125%, 09/01/29 (144A) (a)	318,000	336,683
Presidio Holdings, Inc. 4.875%, 02/01/27 (144A)	569,000	583,236
Science Applications International Corp. 4.875%, 04/01/28 (144A)	559,000	577,866
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	534,000	564,038
6.750%, 06/01/25 (144A)	1,820,000	1,859,812
Unisys Corp. 6.875%, 11/01/27 (144A) (a)	249,000	272,655

		10,795,733

Cosmetics/Personal Care—0.1%
Coty, Inc. 4.000%, 04/15/23 (EUR)	200,000	229,195
Edgewell Personal Care Co. 5.500%, 06/01/28 (144A) †	213,000	224,928

		454,123

Distribution/Wholesale—0.4%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	44,000	44,000
Core & Main L.P. 6.125%, 08/15/25 (144A)	3,081,000	3,162,154
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A)	194,000	188,665
IAA, Inc. 5.500%, 06/15/27 (144A)	104,000	109,070
Wolverine Escrow LLC 8.500%, 11/15/24 (144A)	121,000	120,697
9.000%, 11/15/26 (144A)	258,000	257,755

		3,882,341

Diversified Financial Services—1.9%
Ally Financial, Inc. 8.000%, 11/01/31	1,464,000	2,038,875
Arrow Global Finance plc 5.125%, 09/15/24 (GBP)	100,000	139,026
Cabot Financial Luxembourg S.A. 7.500%, 10/01/23 (GBP)	42,451	59,708

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (b)	2,010,000	$1,975,830
Drawbridge Special Opportunities Fund L.P. 3.875%, 02/15/26 (144A)	286,000	293,366
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	123,550
Fairstone Financial, Inc. 7.875%, 07/15/24 (144A)	315,000	330,750
Garfunkelux Holdco 3 S.A. 7.750%, 11/01/25 (GBP)	200,000	284,893
Genworth Mortgage Holdings, Inc. 6.500%, 08/15/25 (144A)	1,252,000	1,352,943
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	735,562	705,404
Home Point Capital, Inc. 5.000%, 02/01/26 (144A)	708,000	700,920
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	118,061
Jerrold Finco plc 5.250%, 01/15/27 (GBP)	100,000	139,583
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	60,687
4.750%, 01/16/14 (EUR) (d)	2,140,000	28,860
5.375%, 10/17/12 (EUR) (d)	350,000	4,720
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (c)	200,000	238,058
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/30 (144A)	305,000	300,806
5.500%, 08/15/28 (144A)	882,000	885,572
6.000%, 01/15/27 (144A)	789,000	818,588
Navient Corp. 5.000%, 03/15/27 (a)	11,000	11,028
5.875%, 10/25/24	149,000	156,466
6.750%, 06/15/26	143,000	155,012
7.250%, 09/25/23	218,000	235,949
NFP Corp. 6.875%, 08/15/28 (144A)	2,712,000	2,813,700
7.000%, 05/15/25 (144A)	218,000	233,805
OneMain Finance Corp. 5.375%, 11/15/29	165,000	175,519
6.625%, 01/15/28	474,000	537,189
6.875%, 03/15/25	504,000	573,262
7.125%, 03/15/26	547,000	630,882
8.875%, 06/01/25	208,000	230,422
PennyMac Financial Services, Inc. 4.250%, 02/15/29 (144A)	126,000	120,488
United Wholesale Mortgage LLC 5.500%, 04/15/29	420,000	420,000

		16,893,922

Electric—1.5%
Calpine Corp. 3.750%, 03/01/31 (144A)	3,000	2,859
4.500%, 02/15/28 (144A)	391,000	394,284
4.625%, 02/01/29 (144A) (a)	271,000	264,033
5.000%, 02/01/31 (144A)	366,000	357,216
5.125%, 03/15/28 (144A) (a)	2,558,000	2,569,895

Electric—(Continued)
Calpine Corp.
5.250%, 06/01/26 (144A)	149,000	153,209
Clearway Energy Operating LLC 4.750%, 03/15/28 (144A)	445,000	462,974
Edison International 5.375%, 5Y H15 + 4.698%, 03/09/26 (a) (b)	1,100,000	1,115,180
Electricite de France S.A. 2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	243,942
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	246,235
FirstEnergy Corp. 2.250%, 09/01/30	51,000	47,302
2.650%, 03/01/30	62,000	58,959
3.400%, 03/01/50	367,000	321,125
4.400%, 07/15/27	329,000	353,675
5.350%, 07/15/47	1,244,000	1,397,226
FirstEnergy Transmission LLC 4.550%, 04/01/49 (144A)	403,000	424,985
5.450%, 07/15/44 (144A)	859,000	992,455
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	12,000	12,660
NRG Energy, Inc. 3.625%, 02/15/31 (144A)	769,000	749,775
Orano S.A. 2.750%, 03/08/28 (EUR)	100,000	121,326
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	1,052,000	1,069,095
PG&E Corp. 5.250%, 07/01/30	502,000	532,120
Pike Corp. 5.500%, 09/01/28 (144A)	788,000	801,790
Public Power Corp. 3.875%, 03/30/26 (EUR)	200,000	238,438

		12,930,758

Electrical Components & Equipment—0.4%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	120,202
Energizer Holdings, Inc. 4.375%, 03/31/29 (144A) (a)	40,000	40,140
4.750%, 06/15/28 (144A) (a)	255,000	262,969
WESCO Distribution, Inc. 7.125%, 06/15/25 (144A)	1,122,000	1,226,907
7.250%, 06/15/28 (144A)	1,618,000	1,806,327

		3,456,545

Electronics—0.3%
Brightstar Escrow Corp. 9.750%, 10/15/25 (144A)	201,000	218,085
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	56,348
Sensata Technologies B.V. 4.000%, 04/15/29 (144A)	1,165,000	1,186,005
5.625%, 11/01/24 (144A)	161,000	178,710
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A)	743,000	778,292

		2,417,440

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Energy-Alternate Sources—0.0%
TerraForm Power Operating LLC 4.250%, 01/31/23 (144A)	203,000	$209,598
4.750%, 01/15/30 (144A)	195,000	202,470

		412,068

Engineering & Construction—0.5%
Abertis Infraestructuras Finance B.V. 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	100,000	120,135
ARCOSA, Inc. 4.375%, 04/15/29	898,000	898,000
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A) (a)	889,000	895,934
Dycom Industries, Inc. 4.500%, 04/15/29 (144A)	261,000	261,652
Ferrovial Netherlands B.V. 2.124%, 5Y EUR Swap + 2.127%, 02/14/23 (EUR) (b)	100,000	115,651
Fraport AG Frankfurt Airport Services Worldwide 1.875%, 03/31/28 (EUR)	175,000	208,486
frontdoor, Inc. 6.750%, 08/15/26 (144A)	326,000	346,782
Heathrow Finance plc 4.625%, 09/01/29 (GBP)	100,000	139,459
KBR, Inc. 4.750%, 09/30/28 (144A)	397,000	403,253
MasTec, Inc. 4.500%, 08/15/28 (144A)	444,000	460,650
New Enterprise Stone & Lime Co., Inc. 6.250%, 03/15/26 (144A)	166,000	170,150
9.750%, 07/15/28 (144A)	181,000	202,720
SPIE S.A. 2.625%, 06/18/26 (EUR)	100,000	120,788

		4,343,660

Entertainment—3.2%
Affinity Gaming 6.875%, 12/15/27 (144A)	262,000	276,082
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	504,000	523,908
Caesars Entertainment, Inc. 6.250%, 07/01/25 (144A)	3,483,000	3,712,930
8.125%, 07/01/27 (144A) (a)	2,594,000	2,860,521
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750%, 07/01/25 (144A)	1,420,000	1,498,526
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	400,000	424,748
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.500%, 05/01/25 (144A)	1,840,000	1,936,674
6.500%, 10/01/28 (144A)	122,000	131,150
Churchill Downs, Inc. 4.750%, 01/15/28 (144A)	632,000	653,637
5.500%, 04/01/27 (144A) (a)	1,058,000	1,105,822
Cinemark USA, Inc. 5.875%, 03/15/26 (144A)	293,000	300,014
Cirsa Finance International Sarl 4.750%, 05/22/25 (EUR)	100,000	113,166
6.250%, 12/20/23 (EUR)	100,000	118,903
7.875%, 12/20/23 (144A) (a)	200,000	202,260

Entertainment—(Continued)
CPUK Finance, Ltd. 4.875%, 08/28/25 (GBP)	100,000	138,894
Gamma Bidco S.p.A. 6.250%, 07/15/25 (EUR)	100,000	122,184
International Game Technology plc 3.500%, 06/15/26 (EUR)	200,000	239,348
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A)	367,000	377,782
6.375%, 02/01/24 (144A)	54,000	55,722
Live Nation Entertainment, Inc. 3.750%, 01/15/28 (144A)	419,000	413,239
4.750%, 10/15/27 (144A)	216,000	217,620
4.875%, 11/01/24 (144A)	76,000	77,345
6.500%, 05/15/27 (144A)	2,471,000	2,742,810
Merlin Entertainments, Ltd. 5.750%, 06/15/26 (144A)	400,000	423,000
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc. 8.500%, 11/15/27 (144A)	392,000	421,400
Pinewood Finance Co., Ltd. 3.250%, 09/30/25 (GBP)	100,000	140,617
Powdr Corp. 6.000%, 08/01/25 (144A)	520,000	548,002
Scientific Games International, Inc. 3.375%, 02/15/26 (EUR)	200,000	234,305
5.000%, 10/15/25 (144A)	617,000	639,027
7.000%, 05/15/28 (144A)	296,000	316,309
7.250%, 11/15/29 (144A)	290,000	314,650
8.250%, 03/15/26 (144A)	873,000	936,292
8.625%, 07/01/25 (144A)	435,000	472,932
SeaWorld Parks & Entertainment, Inc. 9.500%, 08/01/25 (144A)	340,000	369,520
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	1,938,000	2,095,462
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	355,061
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/14 (144A) † (d) (e) (f)	283,116	0
WMG Acquisition Corp. 3.875%, 07/15/30 (144A)	260,000	262,508
5.500%, 04/15/26 (144A)	146,000	150,103
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	1,994,000	2,040,859
7.750%, 04/15/25 (144A)	452,000	490,006

		28,453,338

Environmental Control—0.8%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	516,000	547,801
Covanta Holding Corp. 5.000%, 09/01/30	312,000	315,120
GFL Environmental, Inc. 3.500%, 09/01/28 (144A)	442,000	428,740
3.750%, 08/01/25 (144A)	566,000	574,490
4.000%, 08/01/28 (144A)	1,120,000	1,083,600
4.250%, 06/01/25 (144A)	233,000	239,990
5.125%, 12/15/26 (144A)	1,125,000	1,185,469
8.500%, 05/01/27 (144A)	973,000	1,071,516

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—(Continued)
Stericycle, Inc. 3.875%, 01/15/29 (144A)	352,000	$347,600
Tervita Corp. 11.000%, 12/01/25 (144A)	279,000	316,665
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	1,075,000	1,100,531

		7,211,522

Food—2.4%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC 3.250%, 03/15/26 (144A)	769,000	766,055
4.625%, 01/15/27 (144A)	855,000	886,160
4.875%, 02/15/30 (144A)	278,000	285,784
5.875%, 02/15/28 (144A)	568,000	605,630
Bellis Acquisition Co. plc 3.250%, 02/16/26 (GBP)	100,000	138,384
Casino Guichard Perrachon S.A. 5.250%, 04/15/27 (EUR)	100,000	117,364
Chobani LLC / Chobani Finance Corp., Inc. 4.625%, 11/15/28 (144A)	578,000	589,560
7.500%, 04/15/25 (144A)	891,000	927,486
JBS USA LUX S.A. / JBS USA Finance, Inc. 6.500%, 04/15/29 (144A)	598,000	675,441
6.750%, 02/15/28 (144A)	226,000	247,470
Kraft Heinz Foods Co. 4.250%, 03/01/31	1,855,000	2,042,237
4.375%, 06/01/46	899,000	939,787
4.625%, 10/01/39	178,000	192,313
4.875%, 10/01/49	2,316,000	2,597,655
5.000%, 07/15/35	257,000	295,794
5.000%, 06/04/42	314,000	353,376
5.200%, 07/15/45	765,000	884,765
5.500%, 06/01/50	2,771,000	3,392,263
6.500%, 02/09/40	365,000	476,655
6.875%, 01/26/39	547,000	753,539
Lamb Weston Holdings, Inc. 4.875%, 05/15/28 (144A) (a)	311,000	335,818
Picard Groupe SAS 3.000%, 3M EURIBOR + 3.000%, 11/30/23 (EUR) (b)	100,000	117,105
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	571,000	564,719
4.625%, 04/15/30 (144A)	73,000	73,183
5.500%, 12/15/29 (144A)	513,000	549,320
5.750%, 03/01/27 (144A)	2,000	2,104
Simmons Foods, Inc. 4.625%, 03/01/29 (144A)	1,147,000	1,157,059
TreeHouse Foods, Inc. 4.000%, 09/01/28 (a)	257,000	258,817
U.S. Foods, Inc. 4.750%, 02/15/29 (144A)	1,001,000	1,001,000
6.250%, 04/15/25 (144A)	309,000	331,248
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	206,000	220,162

		21,778,253

Food Service—0.2%
Aramark Services, Inc. 4.750%, 06/01/26	130,000	133,640
5.000%, 04/01/25 (144A)	579,000	592,751
5.000%, 02/01/28 (144A) (a)	125,000	129,719
6.375%, 05/01/25 (144A)	536,000	568,160

		1,424,270

Healthcare-Products—0.8%
Avantor Funding, Inc. 4.625%, 07/15/28 (144A) (a)	2,436,000	2,544,061
Hologic, Inc. 3.250%, 02/15/29 (144A)	210,000	207,375
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 7.250%, 02/01/28 (144A)	2,216,000	2,427,983
7.375%, 06/01/25 (144A)	780,000	838,578
Teleflex, Inc. 4.250%, 06/01/28 (144A)	690,000	715,012

		6,733,009

Healthcare-Services—4.7%
Acadia Healthcare Co., Inc. 5.000%, 04/15/29 (144A)	382,000	396,409
5.500%, 07/01/28 (144A)	436,000	458,999
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A)	816,000	884,340
Akumin, Inc. 7.000%, 11/01/25 (144A)	264,000	280,830
CAB SELAS 3.375%, 02/01/28 (EUR)	100,000	116,824
Catalent Pharma Solutions, Inc. 2.375%, 03/01/28 (EUR)	186,000	217,077
3.125%, 02/15/29 (144A)	447,000	429,120
5.000%, 07/15/27 (144A)	82,000	85,895
Centene Corp. 2.500%, 03/01/31	2,041,000	1,949,196
3.000%, 10/15/30	1,566,000	1,563,400
4.250%, 12/15/27	801,000	842,553
4.625%, 12/15/29	3,081,000	3,334,582
Charles River Laboratories International, Inc. 4.000%, 03/15/31 (144A)	249,000	253,121
4.250%, 05/01/28 (144A)	88,000	90,640
CHS/Community Health Systems, Inc.
5.625%, 03/15/27 (144A)	1,440,000	1,508,400
6.000%, 01/15/29 (144A) (a)	1,236,000	1,307,070
6.625%, 02/15/25 (144A)	2,559,000	2,701,357
6.875%, 04/15/29 (144A)	532,000	556,935
8.000%, 03/15/26 (144A) (a)	2,654,000	2,869,770
8.125%, 06/30/24 (144A)	351,000	368,217
DaVita, Inc. 4.625%, 06/01/30 (144A)	388,000	395,318
Encompass Health Corp. 4.500%, 02/01/28	40,000	40,965
4.625%, 04/01/31	218,000	225,630
4.750%, 02/01/30	530,000	545,212

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc. 3.500%, 09/01/30	2,423,000	$2,443,522
5.375%, 02/01/25	76,000	84,779
5.625%, 09/01/28	1,252,000	1,439,800
5.875%, 02/15/26	65,000	74,506
5.875%, 02/01/29	153,000	178,245
IQVIA, Inc. 5.000%, 10/15/26 (144A)	299,000	310,586
Legacy LifePoint Health LLC 4.375%, 02/15/27 (144A)	161,000	157,780
6.750%, 04/15/25 (144A)	412,000	437,750
LifePoint Health, Inc. 5.375%, 01/15/29 (144A)	890,000	876,650
MEDNAX, Inc. 6.250%, 01/15/27 (144A) (a)	575,000	614,848
ModivCare, Inc. 5.875%, 11/15/25 (144A)	170,000	178,925
Molina Healthcare, Inc. 3.875%, 11/15/30 (144A)	739,000	760,246
4.375%, 06/15/28 (144A)	497,000	511,393
Prime Healthcare Services, Inc. 7.250%, 11/01/25 (144A)	996,000	1,063,230
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/01/26 (144A)	235,000	254,388
RP Escrow Issuer LLC 5.250%, 12/15/25 (144A)	343,000	355,434
Surgery Center Holdings, Inc. 6.750%, 07/01/25 (144A) (a)	1,440,000	1,471,968
10.000%, 04/15/27 (144A) (a)	877,000	966,892
Syneos Health, Inc. 3.625%, 01/15/29 (144A)	1,063,000	1,033,767
Synlab Bondco plc 4.750%, 3M EURIBOR + 4.750%, 07/01/25 (EUR) (b)	138,000	163,962
Tenet Healthcare Corp. 4.625%, 09/01/24 (144A)	336,000	345,660
4.625%, 06/15/28 (144A)	152,000	155,797
4.875%, 01/01/26 (144A)	2,432,000	2,528,696
5.125%, 11/01/27 (144A)	1,368,000	1,430,518
6.125%, 10/01/28 (144A)	1,431,000	1,493,606
6.250%, 02/01/27 (144A)	195,000	205,894
7.500%, 04/01/25 (144A)	554,000	598,137
U.S. Acute Care Solutions LLC 6.375%, 03/01/26 (144A)	87,000	90,263

		41,649,102

Home Builders—0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.625%, 01/15/28 (144A)	145,000	154,425
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 4.875%, 02/15/30 (144A)	816,000	816,506
Installed Building Products, Inc. 5.750%, 02/01/28 (144A) (a)	273,000	285,285
K Hovnanian Enterprises, Inc. 7.750%, 02/15/26 (144A) (a)	710,000	759,700

Home Builders—(Continued)
Mattamy Group Corp. 4.625%, 03/01/30 (144A)	445,000	442,010
5.250%, 12/15/27 (144A)	310,000	324,337
Meritage Homes Corp. 5.125%, 06/06/27	129,000	141,578
New Home Co., Inc. (The) 7.250%, 10/15/25 (144A)	160,000	165,634
Picasso Finance Sub, Inc. 6.125%, 06/15/25 (144A)	972,000	1,032,750
Taylor Morrison Communities, Inc. 5.125%, 08/01/30 (144A)	88,000	93,500
5.875%, 06/15/27 (144A)	26,000	28,730
Toll Brothers Finance Corp. 4.350%, 02/15/28	29,000	31,356
TRI Pointe Homes, Inc. 5.250%, 06/01/27	174,000	186,180
5.700%, 06/15/28 (a)	120,000	132,625
5.875%, 06/15/24	107,000	118,235
Williams Scotsman International, Inc. 4.625%, 08/15/28 (144A)	513,000	522,619
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	294,000	314,947

		5,550,417

Home Furnishings—0.1%
Tempur Sealy International, Inc. 4.000%, 04/15/29 (144A)	786,000	782,070
5.500%, 06/15/26	14,000	14,508

		796,578

Household Products/Wares—0.2%
Central Garden & Pet Co. 4.125%, 10/15/30	439,000	443,390
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5.000%, 12/31/26 (144A)	449,000	449,000
Spectrum Brands, Inc. 3.875%, 03/15/31 (144A)	245,000	239,794
5.000%, 10/01/29 (144A)	219,000	231,045
5.500%, 07/15/30 (144A)	113,000	120,910

		1,484,139

Housewares—0.2%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	822,000	881,595
Newell Brands, Inc. 4.875%, 06/01/25	166,000	183,222
Scotts Miracle-Gro Co. (The) 4.000%, 04/01/31 (144A)	666,000	656,676

		1,721,493

Insurance—1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250%, 10/15/27 (144A)	3,036,000	3,039,795
6.750%, 10/15/27 (144A)	4,285,000	4,560,825

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	243,000	$260,010
Ardonagh Midco 2 plc 11.500%, 12.750% PIK, 01/15/27 (144A) (c)	212,820	227,717
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	100,000	143,363
AssuredPartners, Inc. 5.625%, 01/15/29 (144A)	587,000	598,153
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	145,897
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	671,000	720,486
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co-Issuer, Inc. 7.625%, 8.375% PIK, 10/15/25 (144A) (c)	450,000	482,625
HUB International, Ltd. 7.000%, 05/01/26 (144A)	2,036,000	2,114,203
MGIC Investment Corp. 5.250%, 08/15/28	332,000	344,865
Societa Cattolica di Assicurazioni 4.250%, 3M EURIBOR + 4.455%, 12/14/47 (EUR) (b)	100,000	125,186
Unipol Gruppo S.p.A. 3.250%, 09/23/30 (EUR)	125,000	155,044

		12,918,169

Internet—1.5%
ANGI Group LLC 3.875%, 08/15/28 (144A)	820,000	820,000
Arches Buyer, Inc. 4.250%, 06/01/28 (144A)	241,000	240,566
6.125%, 12/01/28 (144A) (a)	105,000	108,150
Cablevision Lightpath LLC 3.875%, 09/15/27 (144A)	359,000	355,410
5.625%, 09/15/28 (144A)	532,000	539,820
Endure Digital Inc 6.000%, 02/15/29 (144A)	445,000	434,943
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	317,000	311,453
5.250%, 12/01/27 (144A)	172,000	181,890
Match Group Holdings II LLC 4.125%, 08/01/30 (144A)	103,000	103,290
4.625%, 06/01/28 (144A)	9,000	9,196
MercadoLibre, Inc. 2.375%, 01/14/26	3,000	2,978
Netflix, Inc.
3.625%, 06/15/30 (EUR)	118,000	161,765
4.875%, 06/15/30 (144A) (a)	510,000	587,285
5.375%, 11/15/29 (144A)	255,000	301,550
5.875%, 11/15/28	1,109,000	1,341,411
6.375%, 05/15/29	83,000	102,920
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 6.000%, 02/15/28 (144A)	611,000	609,473
10.750%, 06/01/28 (144A)	199,000	224,810
Twitter, Inc. 3.875%, 12/15/27 (144A)	533,000	558,845

Internet—(Continued)
Uber Technologies, Inc.
6.250%, 01/15/28 (144A)	1,197,000	1,303,772
7.500%, 05/15/25 (144A)	1,987,000	2,144,311
7.500%, 09/15/27 (144A)	1,489,000	1,644,721
8.000%, 11/01/26 (144A)	624,000	675,480
United Group B.V. 4.000%, 11/15/27 (EUR)	150,000	173,726
4.875%, 07/01/24 (EUR)	100,000	119,199

		13,056,964

Investment Companies—0.6%
Compass Group Diversified Holdings LLC 5.250%, 04/15/29 (144A)	645,000	676,237
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.375%, 02/01/29 (144A)	805,000	786,654
4.750%, 09/15/24	301,000	312,569
5.250%, 05/15/27	860,000	887,950
6.250%, 05/15/26	124,000	129,890
6.375%, 12/15/25	215,000	221,988
Owl Rock Capital Corp. 3.400%, 07/15/26	215,000	217,769
3.750%, 07/22/25	1,136,000	1,177,849
4.250%, 01/15/26	415,000	435,513
Owl Rock Technology Finance Corp. 3.750%, 06/17/26 (144A)	305,000	311,909

		5,158,328

Iron/Steel—0.6%
Allegheny Technologies, Inc. 7.875%, 08/15/23	158,000	171,383
Big River Steel LLC / BRS Finance Corp. 6.625%, 01/31/29 (144A)	3,666,000	3,993,001
thyssenKrupp AG 1.875%, 03/06/23 (EUR)	43,000	50,445
2.875%, 02/22/24 (EUR)	181,000	216,139
United States Steel Corp. 6.250%, 03/15/26	36,000	36,375
6.875%, 03/01/29	687,000	702,457

		5,169,800

Leisure Time—1.3%
Carnival Corp.
5.750%, 03/01/27 (144A) (a)	3,198,000	3,281,947
9.875%, 08/01/27 (144A)	432,000	508,632
10.125%, 02/01/26 (EUR)	134,000	181,920
10.500%, 02/01/26 (144A)	265,000	311,706
11.500%, 04/01/23 (144A)	1,289,000	1,477,516
Life Time, Inc. 5.750%, 01/15/26 (144A)	801,000	824,069
8.000%, 04/15/26 (144A) (a)	504,000	519,120
NCL Corp., Ltd. 5.875%, 03/15/26 (144A)	432,000	436,320
10.250%, 02/01/26 (144A)	263,000	308,578

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	780,000	$794,625
Royal Caribbean Cruises, Ltd. 5.500%, 04/01/28 (144A)	1,226,000	1,232,130
9.125%, 06/15/23 (144A)	362,000	398,899
10.875%, 06/01/23 (144A)	230,000	264,569
11.500%, 06/01/25 (144A)	480,000	559,800
Viking Cruises, Ltd. 7.000%, 02/15/29 (144A)	108,000	111,208
Viking Ocean Cruises Ship VII, Ltd. 5.625%, 02/15/29 (144A)	336,000	339,461

		11,550,500

Lodging—0.8%
Accor S.A. 4.375%, 5Y EUR Swap + 4.561%, 01/31/24 (EUR) (b)	100,000	120,946
Boyd Gaming Corp. 4.750%, 12/01/27 †	386,000	393,423
6.375%, 04/01/26 †	239,000	246,767
8.625%, 06/01/25 (144A) †	542,000	602,704
Full House Resorts, Inc. 8.250%, 02/15/28 (144A)	155,000	165,121
Genting New York LLC 3.300%, 02/15/26 (144A)	204,000	203,648
Hilton Domestic Operating Co., Inc. 4.000%, 05/01/31 (144A)	573,000	573,000
4.875%, 01/15/30	1,326,000	1,406,621
5.375%, 05/01/25 (144A)	386,000	406,844
5.750%, 05/01/28 (144A) (a)	436,000	469,254
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	376,794
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26 (a)	86,000	89,816
MGM Resorts International 5.750%, 06/15/25	61,000	66,490
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	420,420
Travel & Leisure Co. 6.625%, 07/31/26 (144A)	360,000	408,726
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	314,000	317,611
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	426,000	446,077

		6,714,262

Machinery-Construction & Mining—0.2%
BWX Technologies, Inc. 4.125%, 06/30/28 (144A) †	549,000	555,863
4.125%, 04/15/29	447,000	453,146
Terex Corp. 5.000%, 05/15/29 (144A)	762,000	788,822

		1,797,831

Machinery-Diversified—1.0%
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28 (144A)	237,000	234,926
Clark Equipment Co. 5.875%, 06/01/25 (144A)	561,000	593,258
Colfax Corp. 6.375%, 02/15/26 (144A)	344,000	365,930
GrafTech Finance, Inc. 4.625%, 12/15/28 (144A)	736,000	741,520
Husky III Holding, Ltd. 13.000%, PIK, 02/15/25 (144A) (a) (c)	661,000	718,838
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	100,000	118,233
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	271,000	276,501
Renk AG 5.750%, 07/15/25 (EUR)	100,000	122,424
Sofima Holding S.p.A. 3.750%, 01/15/28 (EUR)	100,000	118,003
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	391,463
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,420,000	1,474,954
Vertical Holdco GmbH 6.625%, 07/15/28 (EUR)	100,000	125,501
7.625%, 07/15/28 (144A) (a)	1,430,000	1,537,608
Vertical Midco GmbH 4.375%, 07/15/27 (EUR)	100,000	123,157
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	1,540,000	1,612,187

		8,554,503

Media—5.8%
Altice Financing S.A. 2.250%, 01/15/25 (EUR)	100,000	114,392
3.000%, 01/15/28 (EUR)	148,000	165,955
5.000%, 01/15/28 (144A)	1,213,000	1,197,759
7.500%, 05/15/26 (144A)	2,585,000	2,701,325
AMC Networks, Inc. 4.250%, 02/15/29	303,000	294,667
4.750%, 08/01/25 (a)	595,000	610,366
Block Communications, Inc. 4.875%, 03/01/28 (144A)	285,000	290,275
Cable One, Inc. 4.000%, 11/15/30 (144A)	422,000	417,442
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	1,458,000	1,461,237
4.500%, 08/15/30 (144A)	1,629,000	1,660,277
4.500%, 05/01/32 (144A)	2,003,000	2,028,037
4.750%, 03/01/30 (144A)	655,000	678,744
5.000%, 02/01/28 (144A)	950,000	1,004,767
5.375%, 06/01/29 (144A)	557,000	597,382
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A)	3,919,000	3,941,534
9.250%, 02/15/24 (a)	467,000	485,820

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
CSC Holdings LLC 4.125%, 12/01/30 (144A)	649,000	$644,639
4.625%, 12/01/30 (144A)	4,348,000	4,276,758
5.375%, 02/01/28 (144A)	223,000	234,429
5.750%, 01/15/30 (144A)	1,007,000	1,060,618
6.500%, 02/01/29 (144A)	741,000	818,805
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A) (a)	572,000	411,840
DISH DBS Corp. 5.000%, 03/15/23	1,800,000	1,877,850
5.875%, 07/15/22	2,201,000	2,298,944
5.875%, 11/15/24	408,000	426,695
6.750%, 06/01/21	640,000	645,120
7.750%, 07/01/26 (a)	1,639,000	1,809,022
Entercom Media Corp. 6.500%, 05/01/27 (144A) (a)	484,000	500,335
GCI LLC 4.750%, 10/15/28 (144A)	189,000	193,489
LCPR Senior Secured Financing DAC 5.125%, 07/15/29 (144A)	1,142,000	1,162,122
6.750%, 10/15/27 (144A)	1,526,000	1,626,945
Meredith Corp. 6.875%, 02/01/26	127,000	130,610
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	380,530
Radiate Holdco LLC / Radiate Finance, Inc. 4.500%, 09/15/26 (144A)	1,251,000	1,265,074
6.500%, 09/15/28 (144A) (a)	3,980,000	4,202,681
Scripps Escrow II, Inc. 3.875%, 01/15/29 (144A)	37,000	36,353
5.375%, 01/15/31 (144A)	375,000	372,187
Sinclair Television Group, Inc. 4.125%, 12/01/30 (144A) (a)	1,123,000	1,082,291
Sirius XM Radio, Inc. 4.125%, 07/01/30 (144A)	863,000	863,992
5.000%, 08/01/27 (144A)	779,000	817,210
Summer BidCo B.V. 9.000%, 9.75% PIK, 11/15/25 (EUR) (c)	104,875	126,062
TEGNA, Inc. 5.500%, 09/15/24 (144A) (a)	95,000	96,544
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	840,000
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	248,000	251,100
6.625%, 06/01/27 (144A)	709,000	757,159
UPC Holding B.V. 3.875%, 06/15/29 (EUR)	100,000	116,541
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	118,443
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A)	279,000	281,441
5.500%, 05/15/29 (144A)	303,000	321,559
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A) (a)	1,472,000	1,497,760

Media—(Continued)
Ziggo B.V. 4.250%, 01/15/27 (EUR)	80,000	97,560
4.875%, 01/15/30 (144A)	585,000	597,949
5.500%, 01/15/27 (144A)	627,000	652,864
Ziggo Bond Co. B.V. 5.125%, 02/28/30 (144A) (a)	503,000	514,317
6.000%, 01/15/27 (144A)	351,000	365,917

		51,423,734

Metal Fabricate/Hardware—0.1%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	561,000	587,687
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	730,000	746,023

		1,333,710

Mining—1.5%
Arconic Corp. 6.000%, 05/15/25 (144A)	294,000	316,869
6.125%, 02/15/28 (144A)	805,000	857,325
Constellium SE 3.750%, 04/15/29 (144A)	1,716,000	1,640,633
5.625%, 06/15/28 (144A)	513,000	541,343
5.875%, 02/15/26 (144A)	1,187,000	1,223,203
Freeport-McMoRan, Inc. 4.375%, 08/01/28	910,000	965,283
5.450%, 03/15/43	2,380,000	2,863,140
Joseph T Ryerson & Son, Inc. 8.500%, 08/01/28 (144A)	375,000	420,000
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	131,000	134,085
New Gold, Inc. 6.375%, 05/15/25 (144A)	177,000	182,310
7.500%, 07/15/27 (144A)	974,000	1,008,772
Novelis Corp. 4.750%, 01/30/30 (144A)	1,849,000	1,905,764
5.875%, 09/30/26 (144A) (a)	967,000	1,009,306
Novelis Sheet Ingot Gmbh Co. 3.375%, 04/15/29 (EUR)	100,000	120,809
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	300,000	286,650
13.875%, 01/21/24 (144A)	209,000	225,198

		13,700,690

Miscellaneous Manufacturing—0.7%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	359,764
Bombardier, Inc. 5.750%, 03/15/22 (144A)	136,000	141,780
6.125%, 01/15/23 (144A)	1,567,000	1,631,639
7.500%, 12/01/24 (144A)	1,040,000	1,038,700
7.500%, 03/15/25 (144A)	69,000	67,879
7.875%, 04/15/27 (144A)	691,000	677,657
8.750%, 12/01/21 (144A) (a)	1,236,000	1,296,774

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	$170,418
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	453,000	474,517

		5,859,128

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 3.250%, 02/15/29	621,000	613,238
Xerox Corp. 4.800%, 03/01/35	435,000	435,200

		1,048,438

Oil & Gas—6.7%
Aethon United BR L.P. / Aethon United Finance Corp. 8.250%, 02/15/26 (144A)	1,621,000	1,677,735
Antero Resources Corp. 7.625%, 02/01/29 (144A)	601,000	640,065
8.375%, 07/15/26 (144A)	199,000	219,398
Apache Corp. 4.250%, 01/15/44	170,000	152,998
4.375%, 10/15/28	50,000	49,850
4.750%, 04/15/43	1,328,000	1,231,720
4.875%, 11/15/27	446,000	457,150
5.100%, 09/01/40 (a)	273,000	266,857
5.250%, 02/01/42	134,000	131,990
5.350%, 07/01/49	164,000	156,620
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 9.000%, 11/01/27 (144A)	920,000	1,168,400
Baytex Energy Corp. 8.750%, 04/01/27 (144A)	625,000	567,187
BP Capital Markets plc 4.250%, 5Y UKG + 4.170%, 03/22/27 (GBP) (b)	100,000	146,132
Callon Petroleum Co. 9.000%, 04/01/25 (144A)	1,526,000	1,547,944
Centennial Resource Production LLC 6.875%, 04/01/27 (144A) (a)	1,429,000	1,271,810
Chesapeake Energy Corp. 5.500%, 02/01/26 (144A)	138,000	143,644
5.875%, 02/01/29 (144A)	435,000	461,100
CITGO Petroleum Corp. 6.375%, 06/15/26 (144A)	581,000	586,246
7.000%, 06/15/25 (144A)	600,000	617,250
CNX Resources Corp. 6.000%, 01/15/29 (144A)	725,000	753,405
7.250%, 03/14/27 (144A)	158,000	169,709
Colgate Energy Partners III LLC 7.750%, 02/15/26 (144A)	298,000	292,103
Comstock Resources, Inc. 6.750%, 03/01/29 (144A)	1,278,000	1,309,950
7.500%, 05/15/25 (144A)	352,000	365,200
9.750%, 08/15/26	237,000	257,738
Continental Resources, Inc. 4.500%, 04/15/23	51,000	52,821
4.900%, 06/01/44	544,000	544,011

Oil & Gas—(Continued)
Continental Resources, Inc.
5.000%, 09/15/22	348,000	348,278
5.750%, 01/15/31 (144A) (a)	645,000	728,760
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,908,000	2,966,800
Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. 7.750%, 12/15/25 (144A)	977,000	1,043,162
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A)	2,033,000	2,109,847
5.750%, 01/30/28 (144A)	694,000	733,086
6.625%, 07/15/25 (144A)	397,000	424,290
EQT Corp. 3.900%, 10/01/27	707,000	721,140
8.500%, 02/01/30	402,000	512,671
Great Western Petroleum LLC / Great Western Finance Corp. 12.000%, 09/01/25 (144A)	261,000	232,290
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.750%, 02/01/29 (144A)	302,000	304,642
6.000%, 02/01/31 (144A)	359,000	364,385
Indigo Natural Resources LLC 5.375%, 02/01/29 (144A)	1,589,000	1,565,499
Ithaca Energy North Sea plc 9.375%, 07/15/24 (144A)	200,000	200,000
Matador Resources Co. 5.875%, 09/15/26	1,105,000	1,075,994
MEG Energy Corp. 5.875%, 02/01/29 (144A)	328,000	328,820
6.500%, 01/15/25 (144A)	1,291,000	1,333,538
7.125%, 02/01/27 (144A)	351,000	367,672
Murphy Oil Corp. 5.750%, 08/15/25	271,000	270,946
6.375%, 07/15/28	256,000	256,186
6.375%, 12/01/42	64,000	58,240
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	400,000	401,500
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A)	1,195,000	1,188,129
Occidental Petroleum Corp.
2.700%, 08/15/22	807,000	807,303
2.700%, 02/15/23	418,000	417,047
2.900%, 08/15/24 (a)	1,085,000	1,073,108
3.000%, 02/15/27	12,000	11,291
3.200%, 08/15/26	42,000	40,299
3.400%, 04/15/26	166,000	161,186
4.100%, 02/15/47	171,000	137,017
4.200%, 03/15/48	694,000	563,944
4.300%, 08/15/39	1,100,000	932,811
4.400%, 04/15/46	999,000	855,584
4.400%, 08/15/49 (a)	257,000	214,921
4.500%, 07/15/44	441,000	375,900
4.625%, 06/15/45	1,154,000	1,009,865
5.500%, 12/01/25	284,000	300,330
6.125%, 01/01/31 (a)	528,000	583,018
6.200%, 03/15/40	2,242,000	2,303,655
6.600%, 03/15/46	51,000	54,320
6.950%, 07/01/24	153,000	167,885
8.875%, 07/15/30	93,000	117,273

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Ovintiv Exploration, Inc. 5.750%, 01/30/22	208,000	$214,816
5.375%, 01/01/26	82,000	90,366
Ovintiv, Inc. 7.375%, 01/11/31	186,000	236,590
6.500%, 08/15/34	653,000	790,566
Parkland Corp. 4.500%, 10/01/29	733,000	733,916
5.875%, 07/15/27 (144A)	473,000	504,336
Parsley Energy LLC / Parsley Finance Corp. 4.125%, 02/15/28 (144A)	525,000	555,844
5.625%, 10/15/27 (144A)	477,000	516,949
PBF Holding Co. LLC / PBF Finance Corp. 9.250%, 05/15/25 (144A)	2,045,000	2,087,843
PDC Energy, Inc. 5.750%, 05/15/26 (a)	1,162,000	1,205,284
6.125%, 09/15/24	384,000	394,032
6.250%, 12/01/25	246,000	247,230
Range Resources Corp. 4.875%, 05/15/25 (a)	210,000	207,900
5.000%, 08/15/22	579,000	589,248
5.000%, 03/15/23 (a)	239,000	242,884
5.875%, 07/01/22	176,000	176,880
8.250%, 01/15/29 (144A)	367,000	392,690
9.250%, 02/01/26	68,000	73,883
Repsol International Finance B.V. 3.750%, 5Y EUR Swap + 4.000%, 03/11/26 (EUR) (b)	100,000	125,785
SM Energy Co. 5.000%, 01/15/24	33,000	31,037
6.125%, 11/15/22	81,000	79,868
10.000%, 01/15/25 (144A) (a)	1,846,000	2,076,750
Southwestern Energy Co. 4.100%, 03/15/22	525,000	525,000
7.500%, 04/01/26 (a)	68,000	71,945
8.375%, 09/15/28	157,000	172,308
Sunoco L.P. / Sunoco Finance Corp. 4.500%, 05/15/29 (144A)	238,000	237,108
5.500%, 02/15/26	73,000	74,992
5.875%, 03/15/28	282,000	295,150
6.000%, 04/15/27 (a)	131,000	137,059
Teine Energy, Ltd. 6.875%, 04/15/29 (144A)	448,000	453,421
Trafigura Funding S.A. 3.875%, 02/02/26 (EUR)	100,000	117,035
Transocean, Inc. 11.500%, 01/30/27 (144A)	330,000	283,048
Vine Energy Holdings LLC 6.750%, 04/15/29	1,429,000	1,429,000
Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.750%, 04/15/23 (144A)	148,000	157,546
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A)	423,000	439,920

		58,869,894

Oil & Gas Services—0.6%
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.250%, 04/01/28 (144A)	779,000	791,308
6.875%, 04/01/27 (144A)	416,000	433,680
CGG S.A. 7.750%, 04/01/27 (EUR)	100,000	116,684
ChampionX Corp. 6.375%, 05/01/26	518,000	542,605
Pioneer Energy Services Corp. 11.000%, PIK, 05/15/25 (144A) (c)(e)(f)	712,282	711,427
TechnipFMC plc 6.500%, 02/01/26 (144A)	1,122,000	1,173,995
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp. 6.875%, 04/01/26	556,000	570,248
6.875%, 09/01/27	807,000	831,210

		5,171,157

Packaging & Containers—2.2%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	2,416,000	2,536,800
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/29 (144A)	2,714,000	2,709,576
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.125%, 08/15/26 (144A)	685,000	701,940
4.750%, 07/15/27 (144A) (GBP)	151,000	212,852
5.250%, 04/30/25 (144A)	497,000	522,340
5.250%, 08/15/27 (144A)	1,972,000	2,011,598
CANPACK S.A. / Eastern PA Land Investment Holding LLC 3.125%, 11/01/25 (144A) (a)	249,000	252,735
Crown Americas LLC / Crown Americas Capital Corp. 4.750%, 02/01/26	71,000	73,627
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	95,096
Graham Packaging Co., Inc. 7.125%, 08/15/28 (144A)	228,000	242,535
Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging, Ltd. Co-Issuer LLC 6.000%, 09/15/28 (144A) (a)	777,000	802,253
Intertape Polymer Group, Inc. 7.000%, 10/15/26 (144A) (a)	273,000	287,162
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	339,000	363,154
10.500%, 07/15/27 (144A)	423,000	471,053
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	1,054,000	1,068,493
OI European Group B.V. 2.875%, 02/15/25 (EUR)	100,000	118,501
3.125%, 11/15/24 (EUR)	100,000	121,222
Sealed Air Corp. 4.000%, 12/01/27 (144A)	179,000	183,251
Trivium Packaging Finance B.V. 3.750%, 08/15/26 (EUR)	128,000	153,783
5.500%, 08/15/26 (144A)	2,578,000	2,703,677
8.500%, 08/15/27 (144A)	3,311,000	3,593,097

		19,224,745

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—2.0%
AdaptHealth LLC 4.625%, 08/01/29 (144A)	675,000	$671,625
6.125%, 08/01/28 (144A)	308,000	326,480
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A) (a)	643,000	713,328
Bausch Health Cos., Inc. 5.000%, 01/30/28 (144A)	49,000	49,613
5.000%, 02/15/29 (144A)	1,156,000	1,148,052
5.250%, 01/30/30 (144A) (a)	1,249,000	1,255,495
5.250%, 02/15/31 (144A)	638,000	634,950
5.750%, 08/15/27 (144A)	172,000	185,115
6.250%, 02/15/29 (144A)	1,164,000	1,237,286
7.000%, 01/15/28 (144A)	282,000	306,125
7.250%, 05/30/29 (144A)	1,387,000	1,548,239
9.000%, 12/15/25 (144A)	483,000	524,765
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (EUR)	100,000	118,795
4.375%, 01/15/28 (EUR)	100,000	122,547
5.500%, 01/15/28 (144A)	588,000	610,797
Elanco Animal Health, Inc. 5.900%, 08/28/28	20,000	22,675
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.000%, 06/30/28 (144A) (a)	632,000	511,920
9.500%, 07/31/27 (144A) (a)	1,127,000	1,224,204
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 04/01/29 (144A)	1,228,000	1,238,745
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	100,000	117,856
P&L Development LLC / PLD Finance Corp. 7.750%, 11/15/25 (144A)	589,000	630,230
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	2,341,000	2,482,982
Prestige Brands, Inc. 3.750%, 04/01/31 (144A)	738,000	703,867
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	174,858
Teva Pharmaceutical Finance Netherlands B.V. 7.125%, 01/31/25	394,000	435,252
Teva Pharmaceutical Finance Netherlands II B.V. 6.000%, 01/31/25 (EUR)	200,000	257,994

		17,253,795

Pipelines—4.6%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.750%, 03/01/27 (144A)	196,000	196,043
7.875%, 05/15/26 (144A)	984,000	1,058,312
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.625%, 12/15/25 (144A)	370,000	398,756
Buckeye Partners L.P. 3.950%, 12/01/26	110,000	108,731
4.125%, 03/01/25 (144A)	300,000	306,088
4.500%, 03/01/28 (144A)	235,000	235,588
5.600%, 10/15/44	415,000	400,268
5.850%, 11/15/43	318,000	308,894

Pipelines—(Continued)
Cheniere Energy Partners L.P. 4.000%, 03/01/31 (144A)	1,558,000	1,585,265
4.500%, 10/01/29	1,031,000	1,069,168
5.625%, 10/01/26	406,000	424,554
Cheniere Energy, Inc. 4.625%, 10/15/28 (144A)	3,204,000	3,327,482
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	572,000	561,990
6.000%, 02/01/29 (144A)	463,000	456,055
DCP Midstream Operating L.P. 6.450%, 11/03/36 (144A) (a)	620,000	692,850
6.750%, 09/15/37 (144A)	949,000	1,059,321
Energy Transfer Operating L.P. 6.500%, 02/01/42	575,000	685,708
EnLink Midstream LLC
5.375%, 06/01/29	178,000	166,430
5.625%, 01/15/28 (144A)	385,000	372,287
EnLink Midstream Partners L.P. 4.150%, 06/01/25	39,000	38,131
4.400%, 04/01/24	429,000	432,432
4.850%, 07/15/26	55,000	53,132
5.050%, 04/01/45	67,000	51,827
5.600%, 04/01/44	424,000	351,920
EQM Midstream Partners L.P. 4.125%, 12/01/26	103,000	102,228
4.500%, 01/15/29 (144A)	522,000	508,668
4.750%, 01/15/31 (144A)	1,059,000	1,027,230
6.000%, 07/01/25 (144A)	554,000	596,242
6.500%, 07/01/27 (144A)	783,000	851,317
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24	316,000	308,890
6.500%, 10/01/25	111,000	108,808
7.750%, 02/01/28 (a)	246,000	246,074
8.000%, 01/15/27	467,000	472,847
Harvest Midstream I L.P. 7.500%, 09/01/28 (144A)	752,000	808,174
Hess Midstream Operations L.P. 5.125%, 06/15/28 (144A)	325,000	328,575
5.625%, 02/15/26 (144A)	298,000	306,940
Holly Energy Partners L.P. / Holly Energy Finance Corp. 5.000%, 02/01/28 (144A)	448,000	453,734
New Fortress Energy, Inc. 6.500%, 09/30/26 (144A)	2,661,000	2,680,957
6.750%, 09/15/25 (144A)	3,602,000	3,700,695
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.500%, 02/01/26 (144A)	891,000	915,502
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	916,530
NuStar Logistics L.P. 5.750%, 10/01/25	302,000	323,297
6.000%, 06/01/26	239,000	257,662
6.375%, 10/01/30	53,000	57,306
Plains All American Pipeline L.P. / PAA Finance Corp. 6.650%, 01/15/37	285,000	333,371

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Rattler Midstream L.P. 5.625%, 07/15/25 (144A)	501,000	$523,104
Rubis Terminal Infra SAS 5.625%, 05/15/25 (EUR)	102,000	125,901
Sunoco Logistics Partners Operations L.P. 5.300%, 04/01/44	460,000	484,603
5.400%, 10/01/47	922,000	995,568
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.500%, 09/15/24 (144A)	552,000	560,280
6.000%, 12/31/30 (144A)	338,000	334,113
7.500%, 10/01/25 (144A)	294,000	316,447
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.875%, 02/01/31 (144A)	120,000	121,590
5.000%, 01/15/28	1,021,000	1,063,116
5.375%, 02/01/27	22,000	22,815
5.500%, 03/01/30	735,000	771,750
6.500%, 07/15/27	298,000	323,831
6.875%, 01/15/29	718,000	791,021
Western Midstream Operating L.P. 3.950%, 06/01/25	395,000	405,669
4.750%, 08/15/28	84,000	87,780
5.300%, 03/01/48	994,000	997,519
5.450%, 04/01/44	826,000	847,063
5.500%, 08/15/48	199,000	195,840
6.500%, 02/01/50	1,650,000	1,784,062

		40,398,351

Real Estate—0.6%
ADLER Group S.A. 2.750%, 11/13/26 (EUR)	100,000	119,669
3.250%, 08/05/25 (EUR)	200,000	244,560
ADLER Real Estate AG 3.000%, 04/27/26 (EUR)	100,000	122,530
Aroundtown S.A. 3.375%, 5Y EUR Swap + 3.980%, 09/23/24 (EUR) (b)	100,000	122,047
Canary Wharf Group Investment Holding plc 1.750%, 04/07/26 (EUR)	100,000	118,192
3.375%, 04/23/28 (GBP)	100,000	136,819
Citycon Oyj 4.496%, 5Y EUR Swap + 4.711%, 11/24/24 (EUR) (b)	100,000	120,202
Consus Real Estate AG 9.625%, 05/15/24 (EUR)	100,000	123,620
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	726,000	784,987
Fastighets AB Balder 2.873%, 5Y EUR Swap + 3.188%, 06/02/81 (EUR) (b)	100,000	116,353
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	200,000	209,025
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	175,000	179,813
Heimstaden Bostad AB 2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	116,083
3.248%, 5Y EUR Swap + 3.667%, 11/19/24 (EUR) (b)	100,000	120,788
3.375%, 5Y EUR Swap + 3.914%, 01/15/26 (EUR) (b)	100,000	120,966

Real Estate—(Continued)
Howard Hughes Corp. (The) 4.125%, 02/01/29 (144A)	477,000	466,372
4.375%, 02/01/31 (144A)	522,000	511,234
5.375%, 08/01/28 (144A)	351,000	368,989
Peach Property Finance GmbH 3.500%, 02/15/23 (EUR)	100,000	119,010
Realogy Group LLC / Realogy Co-Issuer Corp. 5.750%, 01/15/29 (144A)	599,000	590,764
7.625%, 06/15/25 (144A)	279,000	304,612
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (e) (f)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	565,201

		5,681,836

Real Estate Investment Trusts—3.0%
Brookfield Property REIT, Inc. 5.750%, 05/15/26 (144A)	364,000	374,738
Diversified Healthcare Trust 9.750%, 06/15/25	474,000	536,568
Global Net Lease, Inc. / Global Net Lease Operating Partnership L.P. 3.750%, 12/15/27 (144A)	461,000	449,348
GLP Capital L.P. / GLP Financing II, Inc. 4.000%, 01/15/30	369,000	383,852
4.000%, 01/15/31	213,000	220,130
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	139,418
Iron Mountain, Inc. 5.250%, 07/15/30 (144A)	902,000	930,684
5.625%, 07/15/32 (144A)	1,176,000	1,228,920
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A)	720,000	709,200
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 3.875%, 02/15/29 (144A)	674,000	671,388
4.500%, 09/01/26	803,000	840,412
4.500%, 01/15/28	1,264,000	1,307,861
4.625%, 06/15/25 (144A)	768,000	810,010
5.625%, 05/01/24	170,000	182,473
5.750%, 02/01/27	405,000	446,486
MPT Operating Partnership L.P. / MPT Finance Corp. 2.500%, 03/24/26 (GBP)	100,000	138,465
3.375%, 04/24/30 (GBP)	100,000	138,038
3.500%, 03/15/31 (a)	1,998,000	1,960,677
4.625%, 08/01/29	950,000	999,429
5.000%, 10/15/27	99,000	104,149
RHP Hotel Properties L.P. / RHP Finance Corp. 4.500%, 02/15/29 (144A)	885,000	888,513
4.750%, 10/15/27 (a)	1,029,000	1,053,305
SBA Communications Corp. 3.875%, 02/15/27	1,741,000	1,779,650
Service Properties Trust 4.350%, 10/01/24	89,000	88,478
4.500%, 06/15/23	90,000	91,427
5.500%, 12/15/27	281,000	297,223
7.500%, 09/15/25	740,000	840,952

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Starwood Property Trust, Inc. 5.500%, 11/01/23 (144A)	68,000	$71,060
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.875%, 02/15/25 (144A)	346,000	373,938
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 04/15/23 (144A)	749,000	761,171
6.500%, 02/15/29 (144A) (a)	1,511,000	1,492,112
VICI Properties L.P. / VICI Note Co., Inc. 3.500%, 02/15/25 (144A) (a)	211,000	214,824
3.750%, 02/15/27 (144A)	920,000	920,000
4.125%, 08/15/30 (144A)	1,631,000	1,645,190
4.250%, 12/01/26 (144A)	1,839,000	1,881,453
4.625%, 12/01/29 (144A)	847,000	878,644

		25,850,186

Retail—3.3%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	67,000	67,720
4.375%, 01/15/28 (144A)	683,000	686,224
5.750%, 04/15/25 (144A) (a)	615,000	653,437
Asbury Automotive Group, Inc. 4.500%, 03/01/28	282,000	288,461
4.750%, 03/01/30	282,000	291,306
BCPE Ulysses Intermediate, Inc. 7.750%, 8.500% PIK, 04/01/27 (144A) (a) (c)	333,000	345,487
Carvana Co. 5.500%, 04/15/27 (144A)	743,000	746,901
eG Global Finance plc 6.250%, 10/30/25 (EUR)	180,000	214,864
6.750%, 02/07/25 (144A) †	758,000	775,055
8.500%, 10/30/25 (144A) †	525,000	558,978
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A)	517,000	510,537
Gap, Inc. (The) 8.875%, 05/15/27 (144A)	357,000	416,797
Golden Nugget, Inc. 6.750%, 10/15/24 (144A) (a)	2,381,000	2,407,596
Group 1 Automotive, Inc. 4.000%, 08/15/28 (144A)	90,000	89,438
IRB Holding Corp. 7.000%, 06/15/25 (144A)	315,000	339,082
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	285,714
L Brands, Inc. 6.625%, 10/01/30 (144A)	307,000	350,533
6.750%, 07/01/36	153,000	180,540
6.875%, 07/01/25 (144A)	920,000	1,022,304
6.875%, 11/01/35	922,000	1,098,830
LBM Acquisition LLC 6.250%, 01/15/29 (144A)	884,000	910,520
Macy’s, Inc. 8.375%, 06/15/25 (144A) †	1,221,000	1,350,145
Marks & Spencer plc 4.500%, 07/10/27 (GBP)	100,000	145,875
Murphy Oil USA, Inc. 4.750%, 09/15/29	302,000	317,100

Retail—(Continued)
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 04/01/26 (144A)	1,015,000	1,035,300
Nordstrom, Inc. 8.750%, 05/15/25 (144A)	1,121,000	1,268,708
Penske Automotive Group, Inc. 3.500%, 09/01/25	431,000	440,340
PetSmart, Inc. / PetSmart Finance Corp. 4.750%, 02/15/28 (144A)	1,262,000	1,290,660
7.750%, 02/15/29 (144A)	3,246,000	3,513,633
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 09/30/26 (144A)	1,196,000	1,234,870
SRS Distribution, Inc. 8.250%, 07/01/26 (144A) (a)	985,000	1,033,019
Staples, Inc. 7.500%, 04/15/26 (144A)	1,664,000	1,755,104
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	100,000	145,442
Superior Plus L.P. / Superior General Partner, Inc. 4.500%, 03/15/29 (144A)	338,000	341,448
Tendam Brands S.A.U. 5.250%, 3M EURIBOR + 5.250%, 09/15/24 (EUR) (b)	100,000	110,380
White Cap Buyer LLC 6.875%, 10/15/28 (144A)	2,182,000	2,316,608
White Cap Parent LLC 8.250%, PIK, 03/15/26 (144A) (a) (c)	517,000	538,972
Yum! Brands, Inc. 4.750%, 01/15/30 (144A)	45,000	47,579
5.350%, 11/01/43	14,000	14,770

		29,140,277

Semiconductors—0.3%
AMS AG 6.000%, 07/31/25 (EUR)	100,000	125,553
Entegris, Inc. 4.375%, 04/15/28 (144A)	325,000	335,124
Infineon Technologies AG 2.875%, 5Y EUR Swap + 3.388%, 01/02/25 (EUR) (b)	100,000	122,248
Microchip Technology, Inc. 4.250%, 09/01/25 (144A)	1,151,000	1,202,504
ON Semiconductor Corp. 3.875%, 09/01/28 (144A)	703,000	723,141
Synaptics, Inc. 4.000%, 06/15/29 (144A)	488,000	484,242

		2,992,812

Software—3.4%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	954,000	1,006,470
Ascend Learning LLC 6.875%, 08/01/25 (144A) (a)	1,449,000	1,485,225
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	815,000	800,827
Boxer Parent Co., Inc. 6.500%, 10/02/25 (EUR)	200,000	249,598
7.125%, 10/02/25 (144A)	766,000	821,535
9.125%, 03/01/26 (144A)	1,771,000	1,885,194

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
BY Crown Parent LLC 7.375%, 10/15/24 (144A)	1,281,000	$1,301,816
BY Crown Parent LLC / BY Bond Finance, Inc. 4.250%, 01/31/26 (144A)	1,251,000	1,299,076
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	425,000	439,416
Castle U.S. Holding Corp. 9.500%, 02/15/28 (144A)	686,000	699,720
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	2,151,000	2,192,622
Dun & Bradstreet Corp. (The) 6.875%, 08/15/26 (144A)	798,000	852,025
10.250%, 02/15/27 (144A)	557,000	621,751
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	187,000	191,778
MSCI, Inc. 3.625%, 09/01/30 (144A)	160,000	162,696
3.875%, 02/15/31 (144A)	10,000	10,213
4.000%, 11/15/29 (144A)	68,000	69,935
Nuance Communications, Inc. 5.625%, 12/15/26	234,000	245,408
Open Text Corp. 3.875%, 02/15/28 (144A)	175,000	176,169
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A)	344,000	348,709
Playtika Holding Corp. 4.250%, 03/15/29 (144A) (a)	756,000	744,811
PTC, Inc. 4.000%, 02/15/28 (144A)	228,000	231,420
Rackspace Technology Global, Inc. 5.375%, 12/01/28 (144A) (a)	1,715,000	1,743,855
Rocket Software, Inc. 6.500%, 02/15/29 (144A)	1,018,000	1,027,162
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	4,352,000	4,496,051
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	2,849,000	3,034,327
Twilio, Inc. 3.875%, 03/15/31	323,000	329,899
Veritas U.S. Inc. / Veritas Bermuda, Ltd. 7.500%, 09/01/25 (144A)	2,454,000	2,548,847
ZoomInfo Technologies LLC 3.875%, 02/01/29 (144A)	892,000	874,811

		29,891,366

Telecommunications—7.9%
Altice France Holding S.A. 6.000%, 02/15/28 (144A)	1,062,000	1,046,378
10.500%, 05/15/27 (144A)	4,307,000	4,844,169
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	114,350
4.125%, 01/15/29 (EUR)	100,000	117,289
5.125%, 01/15/29 (144A)	331,000	335,138
5.500%, 01/15/28 (144A)	764,000	782,901
5.875%, 02/01/27 (EUR)	200,000	249,785

Telecommunications—(Continued)
Altice France S.A.
7.375%, 05/01/26 (144A)	3,270,000	3,401,127
8.125%, 02/01/27 (144A)	2,130,000	2,334,693
Avaya, Inc. 6.125%, 09/15/28 (144A)	2,628,000	2,789,793
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	1,046,000	1,078,688
8.000%, 10/15/25 (144A)	104,000	110,621
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	1,002,000	992,611
6.000%, 06/15/25 (144A)	794,000	809,920
CommScope, Inc. 5.500%, 03/01/24 (144A)	236,000	243,375
6.000%, 03/01/26 (144A)	651,000	685,949
7.125%, 07/01/28 (144A)	476,000	505,550
8.250%, 03/01/27 (144A) (a)	91,000	97,370
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	5,706,000	6,075,406
Consolidated Communications, Inc. 6.500%, 10/01/28 (144A) (a)	1,915,000	2,068,449
Frontier Communications Corp. 5.000%, 05/01/28 (144A)	1,877,000	1,911,499
5.875%, 10/15/27 (144A) (a)	1,081,000	1,145,860
6.750%, 05/01/29 (144A)	1,090,000	1,149,623
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875%, 05/01/24 (144A)	450,000	473,625
Hughes Satellite Systems Corp. 5.250%, 08/01/26	61,000	67,130
Intelsat Jackson Holdings S.A. 8.000%, 02/15/24 (144A) † (d)	142,000	146,970
Koninklijke KPN NV 2.000%, 5Y EUR Swap + 2.344%, 11/08/24 (EUR) (b)	200,000	236,041
Level 3 Financing, Inc. 3.750%, 07/15/29 (144A)	999,000	977,671
4.250%, 07/01/28 (144A)	1,247,000	1,261,104
Ligado Networks LLC 15.500%, PIK, 11/01/23 (144A) (c)	1,322,000	1,331,320
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	200,000	240,382
Lumen Technologies, Inc. 4.500%, 01/15/29 (144A)	1,593,000	1,553,653
5.125%, 12/15/26 (144A) (a)	2,371,000	2,497,564
6.750%, 12/01/23	578,000	638,031
7.500%, 04/01/24	544,000	609,742
7.600%, 09/15/39	512,000	586,240
7.650%, 03/15/42	970,000	1,103,375
Matterhorn Telecom S.A. 4.000%, 11/15/27 (EUR)	100,000	119,135
Nokia Oyj 6.625%, 05/15/39	397,000	488,532
Oi S.A. 10.000%, PIK, 07/27/25 (c)	31,000	32,705
QualityTech L.P. / QTS Finance Corp. 3.875%, 10/01/28 (144A)	462,000	459,690
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A) (a)	300,000	316,125

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
SoftBank Group Corp. 4.500%, 04/20/25 (EUR)	200,000	$256,749
4.750%, 07/30/25 (EUR)	100,000	130,023
5.000%, 04/15/28 (EUR)	100,000	132,222
Sprint Capital Corp. 6.875%, 11/15/28	1,985,000	2,503,025
8.750%, 03/15/32	1,930,000	2,853,988
Sprint Corp. 7.125%, 06/15/24	120,000	138,150
7.625%, 03/01/26	1,206,000	1,476,988
7.875%, 09/15/23	235,000	268,605
Switch, Ltd. 3.750%, 09/15/28 (144A)	819,000	806,486
T-Mobile USA, Inc. 2.875%, 02/15/31	991,000	957,802
3.500%, 04/15/31	949,000	956,118
4.750%, 02/01/28	242,000	257,311
Telecom Italia Capital S.A. 6.000%, 09/30/34	1,052,000	1,193,126
6.375%, 11/15/33	539,000	634,435
7.200%, 07/18/36	214,000	270,075
7.721%, 06/04/38	204,000	272,085
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	72,249
Telecom Italia S.p.A. 1.625%, 01/18/29 (EUR)	155,000	177,586
4.000%, 04/11/24 (EUR)	100,000	126,490
5.303%, 05/30/24 (144A)	526,000	569,697
Telefonica Europe B.V. 4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (b)	200,000	254,848
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR) (b)	100,000	131,342
Telesat Canada / Telesat LLC 4.875%, 06/01/27 (144A)	521,000	521,000
ViaSat, Inc. 5.625%, 04/15/27 (144A)	631,000	661,865
6.500%, 07/15/28 (144A)	1,470,000	1,547,998
Vmed O2 UK Financing I plc 3.250%, 01/31/31 (EUR)	100,000	117,873
4.250%, 01/31/31 (144A)	213,000	207,057
Vodafone Group plc 3.000%, 5Y EUR Swap + 3.227%, 08/27/80 (EUR) (b)	100,000	120,969
3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	200,000	244,372
VTR Comunicaciones S.p.A. 5.125%, 01/15/28 (144A)	397,000	414,984
Zayo Group Holdings, Inc. 4.000%, 03/01/27 (144A)	3,038,000	2,984,835
6.125%, 03/01/28 (144A)	2,826,000	2,900,183

		70,190,115

Toys/Games/Hobbies—0.1%
Mattel, Inc. 3.750%, 04/01/29 (144A)	260,000	261,625
5.450%, 11/01/41	364,000	397,670
5.875%, 12/15/27 (144A)	213,000	233,836

Toys/Games/Hobbies—(Continued)
Mattel, Inc.
6.200%, 10/01/40	159,000	186,427
6.750%, 12/31/25 (144A)	206,000	216,599

		1,296,157

Transportation—0.1%
CMA CGM S.A. 7.500%, 01/15/26 (EUR)	100,000	127,971
Danaos Corp. 8.500%, 03/01/28 (144A)	363,000	387,956
Getlink SE 3.500%, 10/30/25 (EUR)	100,000	121,961

		637,888

Trucking & Leasing—0.0%
Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25 (144A)	165,000	172,425
9.750%, 08/01/27 (144A)	107,000	121,846

		294,271

Water—0.1%
Solaris Midstream Holding LLC 7.625%, 04/01/26 (144A)	272,000	278,120
Thames Water Kemble Finance plc 4.625%, 05/19/26 (GBP)	168,000	234,374

		512,494

Total Corporate Bonds & Notes (Cost $733,083,250)		760,955,237

Floating Rate Loans(g)—9.6%

Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.712%, 3M LIBOR + 3.500%, 08/21/26	1,684,232	1,622,428
Terrier Media Buyer, Inc.
Term Loan, 3.609%, 1M LIBOR + 3.500%, 12/17/26	345,440	342,822

		1,965,250

Aerospace/Defense—0.1%
Sequa Mezzanine Holdings LLC
Extended Term Loan, 7.750%, 3M LIBOR + 6.750%, 11/28/23	388,300	390,363
Spirit Aerosystems, Inc.
Term Loan B, 6.000%, 1M LIBOR + 5.250%, 01/15/25	434,910	438,715

		829,078

Airlines—0.3%
AAdvantage Loyalty, IP Ltd.
Term Loan, 04/20/28 (h)	1,526,213	1,563,687
JetBlue Airways Corp.
Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	121,875	125,023
Mileage Plus Holdings LLC
Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	402,000	427,935
SkyMiles IP, Ltd.
Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	696,000	731,975

		2,848,620

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans(g)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.1%
Clarios Global L.P.
USD Term Loan B, 3.359%, 1M LIBOR + 3.250%, 04/30/26	582,126	$579,822

Building Materials—0.1%
CP Atlas Buyer, Inc.
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 11/23/27	224,000	222,863
CPG International, Inc.
Term Loan, 3.250%, 3M LIBOR + 2.500%, 05/05/24	233,724	233,928
Forterra Finance, LLC
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/25/23	204,383	204,919

		661,710

Chemicals—0.4%
Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, 3M LIBOR + 4.750%, 08/27/26	894,408	907,731
Atotech B.V.
USD Term Loan B, 3.000%, 3M LIBOR + 2.500%, 03/05/28	1,171,000	1,168,987
Diamond (BC) B.V.
Term Loan, 3.109%, 1M LIBOR + 3.000%, 09/06/24	1,106,740	1,102,763
Illuminate Buyer LLC
Term Loan, 3.609%, 1M LIBOR + 3.500%, 06/30/27	629,423	627,259
Invictus U.S. LLC 2nd Lien Term Loan, 6.859%, 1M LIBOR + 6.750%, 03/30/26	103,713	103,324

		3,910,064

Commercial Services—0.7%
Amentum Government Services Holdings LLC
Term Loan B, 3.609%, 1M LIBOR + 3.500%, 01/29/27	142,920	141,848
AVSC Holding Corp. 2nd Lien Term Loan, 8.250%, 3M LIBOR + 7.250%, 09/01/25	658,678	496,478
Parexel International Corp.
Term Loan B, 2.859%, 1M LIBOR + 2.750%, 09/27/24	762,318	754,298
Sabre GLBL, Inc.
Term Loan B, 4.750%, 1M LIBOR + 4.000%, 12/17/27	210,473	213,016
Sotheby’s
Term Loan B, 5.500%, 3M LIBOR + 4.750%, 01/15/27	284,610	287,101
TruGreen L.P. 2nd Lien Term Loan, 9.250%, 3M LIBOR + 8.500%, 11/02/28	378,000	391,230
Verscend Holding Corp. 2nd Lien Term Loan, 02/01/29 (h)	1,564,000	1,595,280
Term Loan B, 08/27/25 (h)	214,626	214,626
Term Loan B, 4.607%, 1M LIBOR + 4.500%, 08/27/25	2,361,908	2,371,188

		6,465,065

Computers—0.4%
Flexential Intermediate Corp.
Term Loan, 7.434%, 3M LIBOR + 7.250%, 08/01/25	148,000	128,698
Peraton Holding Corp. 2nd Lien Term Loan B1, 02/26/29 (h)	730,000	744,600
Delayed Draw Term Loan B, 02/01/28 (h)	1,322,751	1,323,302
Term Loan B, 02/01/28 (h)	751,603	751,916
Tempo Acquisition LLC
Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	68,986	69,047
TierPoint, LLC 2021 Term Loan, 4.500%, 3M LIBOR + 3.750%, 05/05/26	316,967	315,531

		3,333,094

Distribution/Wholesale—0.0%
Dealer Tire, LLC
Term Loan B, 4.359%, 1M LIBOR + 4.250%, 12/12/25	165,900	166,384
KAR Auction Services, Inc.
Term Loan B6, 2.375%, 1M LIBOR + 2.250%, 09/19/26	120,098	118,046

		284,430

Diversified Financial Services—0.0%
Jefferies Finance LLC
Term Loan, 3.125%, 1M LIBOR + 3.000%, 06/03/26	246,186	244,185

Electric—0.0%
Calpine Corp.
Term Loan B10, 2.109%, 1M LIBOR + 2.000%, 08/12/26	35,960	35,625

Engineering & Construction—0.4%
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	3,870,554	3,816,428

Environmental Control—0.0%
GFL Environmental, Inc.
Term Loan, 3.500%, 3M LIBOR + 3.000%, 05/30/25	204,170	204,498

Food—0.1%
Celestial-Saturn Parent, Inc. 2nd Lien Term Loan, 03/22/29 (h)	669,000	662,310

Healthcare-Products—0.3%
Ortho-Clinical Diagnostics S.A.
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 06/30/25	176,323	176,254
Term Loan B, 3.500%, 3M EURIBOR + 3.500%, 06/30/25 (EUR)	992,500	1,164,451
Sotera Health Holdings LLC
Term Loan, 3.250%, 3M LIBOR + 2.750%, 12/11/26	849,000	847,939

		2,188,644

Healthcare-Services—0.3%
AHP Health Partners, Inc. 2021 Term Loan, 4.750%, 3M LIBOR + 3.750%, 06/30/25	315,098	315,821
Da Vinci Purchaser Corp.
Term Loan, 5.000%, 3M LIBOR + 4.000%, 01/08/27	399,978	400,727
Envision Healthcare Corp. 1st Lien Term Loan, 3.859%, 1M LIBOR + 3.750%, 10/10/25	1,414,808	1,222,827
Gentiva Health Services, Inc.
Term Loan, 2.875%, 1M LIBOR + 2.750%, 07/02/25	318,106	316,780
Quorum Health Corp.
Term Loan, 9.250%, 3M LIBOR + 8.250%, 04/29/25	359,266	367,798
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 11/16/25	251,646	251,410
Surgery Center Holdings, Inc.
Term Loan B, 9.000%, 1M LIBOR + 8.000%, 09/03/24	37,620	38,372

		2,913,735

Insurance—0.3%
Asurion LLC
Extended Term Loan, 3.359%, 1M LIBOR + 3.250%, 12/23/26	162,156	161,311

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans(g)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Ryan Specialty Group LLC
Term Loan, 4.000%, 1M LIBOR + 3.250%, 09/01/27	426,855	$427,567
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 12/31/25	768,095	758,194
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 09/03/26	506,970	504,974
Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	362,263	363,734

		2,215,780

Internet—0.3%
Barracuda Networks, Inc. 2nd LienTerm Loan, 7.500%, 3M LIBOR + 6.750%, 10/30/28	431,683	438,698
CNT Holdings I Corp. 2nd LienTerm Loan, 4.500%, 6M LIBOR + 3.750%, 11/08/27	538,000	537,327
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B, 4.500%, 3M LIBOR + 4.000%, 02/16/28	358,000	358,224
MH Sub I, LLC 2021 2nd Lien Term Loan, 6.359%, 1M LIBOR + 6.250%, 02/12/29	129,000	129,860
Northwest Fiber, LLC 2021 Term Loan, 3.927%, 3M LIBOR + 3.750%, 04/30/27	430,181	430,181
PUG LLC
Term Loan B, 3.609%, 1M LIBOR + 3.500%, 02/12/27	379,163	367,315

		2,261,605

Leisure Time—0.1%
Life Time Fitness, Inc. 2021 Term Loan B, 5.750%, 3M LIBOR + 4.750%, 12/16/24	605,296	605,128

Lodging—0.2%
Caesars Resort Collection LLC
Term Loan B1, 4.609%, 1M LIBOR + 4.500%, 07/21/25	334,541	335,607
Golden Nugget, Inc.
Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	871,355	859,592
Initial Term Loan, 13.000%, 3M LIBOR + 12.000%, 10/04/23	122,507	140,270

		1,335,469

Machinery-Diversified—0.2%
Titan Acquisition, Ltd.
Term Loan B, 3.267%, 6M LIBOR + 3.000%, 03/28/25	1,993,815	1,957,677

Media—0.1%
A-L Parent LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 12/01/23	160,876	148,446
Altice Financing S.A.
USD Term Loan B, 2.856%, 1M LIBOR + 2.750%, 07/15/25	80,699	79,219
MSG National Properties LLC
Term Loan, 7.000%, 3M LIBOR + 6.250%, 11/12/25	914,000	945,990
Radiate Holdco LLC
Term Loan, 4.250%, 1M LIBOR + 3.500%, 09/25/26	80,471	80,508

		1,254,163

Miscellaneous Manufacturing—0.0%
Momentive Performance Materials, Inc.
Term Loan B, 3.360%, 1M LIBOR + 3.250%, 05/15/24	174,605	171,841

Oil & Gas—0.5%
Ascent Resources Utica Holdings LLC
Fixed 2nd Lien Term Loan, 10.000%, 11/01/25	3,814,119	4,245,591

Oil & Gas Services—0.0%
Lealand Finance Company B.V.
Make Whole Term Loan, 3.109%, 1M LIBOR + 3.000%, 06/30/24	31,220	25,444

Packaging & Containers—0.1%
BWAY Holding Co.
Term Loan B, 3.443%, 3M LIBOR + 3.250%, 04/03/24	405,207	396,813
Charter NEX Films U.S., Inc. 2020 Term Loan, 5.000%, 1M LIBOR + 4.250%, 12/01/27	176,633	177,171
Klockner-Pentaplast of America, Inc. 2021 Term Loan B, 02/12/26 (h)	246,000	245,693

		819,677

Pharmaceuticals—0.4%
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan, 5.750%, 1M LIBOR + 5.000%, 03/21/28	1,093,988	1,085,784
Gainwell Acquisition Corp.
Term Loan B, 4.750%, 1M LIBOR + 5.000%, 10/01/27	2,604,413	2,597,901

		3,683,685

Retail—0.6%
Foundation Building Materials Holding Co. LLC
Delayed Draw Term Loan, 3.750%, 1M LIBOR + 3.250%, 02/03/28	93,185	92,457
Term Loan, 3.750%, 1M LIBOR + 3.250%, 02/03/28	161,132	159,873
IRB Holding Corp.
Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	880,793	879,928
LBM Acquisition LLC 2nd Lien Term Loan, 12/17/27 (h)	20,862	20,796
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/17/27	93,878	93,584
PetSmart, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	1,477,000	1,476,384
SRS Distribution, Inc. 1st Lien Term Loan, 3.109%, 1M LIBOR + 3.000%, 05/23/25	655,046	646,741
Incremental Term Loan B, 4.365%, 1M LIBOR + 4.250%, 05/23/25	336,598	336,107
White Cap Buyer LLC
Term Loan B, 4.500%, 6M LIBOR + 4.000%, 10/19/27	1,236,900	1,236,042

		4,941,912

Shipbuilding—0.1%
MHI Holdings LLC
Term Loan B, 5.109%, 1M LIBOR + 5.000%, 09/21/26	955,664	959,248

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans(g)—(Continued)

Security Description	Principal Amount*	Value

Software—2.0%
Ascend Learning LLC
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	198,523	$198,296
Athenahealth, Inc.
Term Loan B1, 4.453%, 3M LIBOR + 4.250%, 02/11/26	304,000	305,140
Banff Merger Sub, Inc
USD Term Loan, 3.859%, 1M LIBOR + 3.750%, 10/02/25	612,448	610,534
By Crown Parent LLC
Term Loan B1, 4.000%, 1M LIBOR + 3.000%, 02/02/26	113,867	114,081
Camelot U.S. Acquisition 1 Co.
Incremental Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/30/26	276,308	276,308
Castle U.S. Holding Corp.
Term Loan B, 3.953%, 3M LIBOR + 3.750%, 01/29/27	462,117	456,670
CCC Information Services, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 04/29/24	100,221	100,242
Dun & Bradstreet Corp. (The)
Term Loan, 3.359%, 1M LIBOR + 3.250%, 02/06/26	970,614	966,823
Emerald TopCo., Inc.
Term Loan, 3.712%, 3M LIBOR + 3.500%, 07/24/26	354,580	352,420
Epicor Software Corp. 2nd Lien Term Loan, 8.750%, 1M LIBOR + 7.750%, 07/31/28	210,000	217,700
Term Loan, 4.000%, 1M LIBOR + 3.250%, 07/30/27	580,803	580,017
Grab Holdings, Inc.
Term Loan B, 5.500%, 6M LIBOR + 4.500%, 01/29/26	397,000	404,940
Greeneden U.S., Holdings II LLC
USD Term Loan B, 4.750%, 1M LIBOR + 4.000%, 12/01/27	620,418	621,038
Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.934%, 3M LIBOR + 3.750%, 03/05/28	365,000	363,460
Informatica LLC 2nd Lien Term Loan, 7.125%, 02/25/25	956,000	979,501
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 02/25/27	444,510	441,593
Mitchell International, Inc. 1st Lien Term Loan, 3.359%, 1M LIBOR + 3.250%, 11/29/24	323,649	319,300
2nd Lien Term Loan, 7.359%, 1M LIBOR + 7.250%, 12/01/25	214,667	214,935
Omnitracs, Inc. 2nd Lien Term Loan, 8.109%, 1M LIBOR + 8.000%, 09/29/28	120,000	120,450
Planview Parent, Inc. 2nd Lien Term Loan, 8.000%, 1W LIBOR + 7.250%, 12/17/28	370,000	371,850
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B, 4.110%, 1M LIBOR + 4.000%, 04/26/24	449,873	449,099
RealPage, Inc.
Second Lien Term Loan, 03/31/26 (h)	1,295,154	1,334,008
Term Loan, 02/17/28 (h)	828,000	825,067
Renaissance Holding Corp. 1st Lien Term Loan, 3.359%, 1M LIBOR + 3.250%, 05/30/25	12,443	12,162
Severin Acquisition LLC
Term Loan B, 3.356%, 1M LIBOR + 3.250%, 08/01/25	203,840	202,184
Sophia L.P. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 10/07/27	1,432,410	1,433,305
2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.000%, 10/09/28	1,828,000	1,891,980
Tibco Software, Inc. 2nd Lien Term Loan, 7.360%, 1M LIBOR + 7.250%, 03/03/28	637,000	645,493
Ultimate Software Group, Inc. (The)
Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	418,898	419,192
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 05/04/26	233,822	233,805

Software—(Continued)
Veritas U.S., Inc.
USD Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	2,099,356	2,105,480

		17,567,073

Telecommunications—1.3%
Altice France S.A.
Term Loan B13, 4.198%, 3M LIBOR + 4.000%, 08/14/26	366,061	365,375
Connect Finco Sarl
Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/11/26	377,544	376,601
Delta TopCo, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	981,385	981,385
Digicel International Finance, Ltd.
Term Loan B, 3.510%, 6M LIBOR + 3.250%, 05/28/24	765,768	729,633
Frontier Communications Corp.
DIP Exit Term Loan, 5.750%, 1M LIBOR + 4.750%, 10/08/21	704,000	706,200
Intelsat Jackson Holdings S.A.
Term Loan, 6.500%, 3M LIBOR + 5.500%, 07/13/22	1,525,413	1,550,677
Term Loan B3, 8.000%, PRIME + 4.750%, 11/27/23	487,752	496,796
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	553,575	565,050
Term Loan B5, 8.625%, 01/02/24	3,399,612	3,471,500
Xplornet Communications, Inc.
Term Loan B, 4.859%, 1M LIBOR + 4.750%, 06/10/27	1,058,301	1,060,175
Zayo Group Holdings, Inc.
Term Loan, 3.109%, 1M LIBOR + 3.000%, 03/09/27	1,315,696	1,306,827

		11,610,219

Total Floating Rate Loans (Cost $83,496,074)		84,597,070

Common Stocks—2.0%

Auto Components—0.0%
Lear Corp.	525	95,156

Building Products—0.0%
Azek Co., Inc. (The) (i)	452	19,007

Chemicals—0.3%
Atotech, Ltd. (i)	30,173	611,003
Diversey Holdings, Ltd. (a) (i)	25,338	372,722
Element Solutions, Inc.	70,555	1,290,451

		2,274,176

Communications Equipment—0.1%
CommScope Holding Co., Inc. (i)	29,473	452,705

Consumer Finance—0.0%
Arrow Global Group plc (i)	8,581	36,094

Electrical Equipment—0.1%
Sensata Technologies Holding plc (i)	7,561	438,160

Energy Equipment & Services—0.0%
Pioneer Energy Services Corp. (e) (f) (i)	1,763	10,225

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Entertainment—0.1%
Live Nation Entertainment, Inc. (i)	7,585	$642,070

Equity Real Estate Investment Trusts—0.4%
Gaming and Leisure Properties, Inc.	34,594	1,467,824
VICI Properties, Inc. (a)	78,068	2,204,640

		3,672,464

Life Sciences Tools & Services—0.2%
Avantor, Inc. (i)	36,344	1,051,432
PPD, Inc. (i)	10,041	379,951

		1,431,383

Media—0.0%
Clear Channel Outdoor Holdings, Inc. (i)	202,217	363,991

Metals & Mining—0.1%
Constellium SE (i)	87,297	1,283,266

Oil, Gas & Consumable Fuels—0.6%
Cheniere Energy Partners L.P.	1,333	55,386
Energy Transfer L.P.	92,825	712,896
Enterprise Products Partners L.P.	37,419	823,966
Extraction Oil & Gas, Inc. (i)	18,889	678,871
Extraction Oil & Gas, Inc.† (f) (i)	10,317	352,253
Kinder Morgan, Inc.	55,132	917,948
Plains All American Pipeline L.P.	88,427	804,686
Targa Resources Corp.	8,107	257,397
Western Midstream Partners L.P.	5,518	102,580
Williams Cos., Inc. (The)	37,770	894,771

		5,600,754

Pharmaceuticals—0.1%
Bausch Health Cos., Inc. (i)	29,829	946,773

Road & Rail—0.0%
Uber Technologies, Inc. (i)	7,260	395,743

Total Common Stocks (Cost $15,223,473)		17,661,967

Convertible Bonds—1.0%

Commercial Services—0.0%
Nexi S.p.A. Zero Coupon, 02/24/28 (EUR)	100,000	111,501

Engineering & Construction—0.0%
Cellnex Telecom S.A. 0.750%, 11/20/31 (EUR)	300,000	338,680

Entertainment—0.1%
Live Nation Entertainment, Inc. 2.000%, 02/15/25	363,000	402,022
2.500%, 03/15/23	480,000	670,512

		1,072,534

Convertible Bonds—(Continued)
Security Description	Shares/ Principal Amount*	Value

Internet—0.1%
Uber Technologies, Inc. Zero Coupon, 12/15/25 (144A)	777,000	816,336

Lodging—0.0%
Accor S.A. 0.700%, 12/07/27 (EUR)	80,400	51,065

Media—0.6%
Cable One, Inc. 1.125%, 03/15/28	532,000	535,990
DISH Network Corp. 2.375%, 03/15/24	699,000	671,914
3.375%, 08/15/26	989,000	950,726
Liberty Broadband Corp. 1.250%, 09/30/50 (144A)	1,079,000	1,055,262
2.750%, 09/30/50 (144A)	1,934,000	1,954,134

		5,168,026

Oil & Gas—0.1%
Centennial Resource Production LLC 3.250%, 04/01/28	207,000	197,954
PDC Energy, Inc. 1.125%, 09/15/21	459,000	454,984

		652,938

Oil & Gas Services—0.1%
Pioneer Energy Services Corp. 5.000%, PIK, 11/15/25 (c) (e) (f)	504,365	504,365

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22 (EUR)	100,000	117,438

Total Convertible Bonds (Cost $8,431,366)		8,832,883

Warrants—0.1%

Oil & Gas—0.1%
Callon Petroleum Co. (i)	8,326	274,342
SM Energy Co. (i)	16,807	274,962

Total Warrants (Cost $72,102)		549,304

Escrow Shares—0.0%

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc.	489,000	4,988
Lehman Brothers Holdings, Inc.	1,740,000	17,748

Total Escrow Shares (Cost $0)		22,736

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—2.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $19,706,487; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $20,100,629.	19,706,487	$19,706,487

Total Short-Term Investments (Cost $19,706,487)		19,706,487

Securities Lending Reinvestments(j)—3.7%

Certificates of Deposit—0.2%
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (b)	1,000,000	1,000,180
Toronto-Dominion Bank 0.368%, 3M LIBOR + 0.130%, 07/02/21 (b)	1,000,000	1,000,364

		2,000,544

Repurchase Agreements—2.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $1,410,129; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $1,438,331.	1,410,129	1,410,129
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $1,000,007; collateralized by various Common Stock with an aggregate market value of $1,100,019.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,500,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,530,001.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $400,002; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $408,001.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,259.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,212,081.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $800,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $884,832.	800,000	800,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,437,853.	1,300,000	1,300,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $700,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $776,792.	700,000	700,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $6,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $4,300,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,772,642.	4,300,000	4,300,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $900,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $998,925.	900,000	900,000

		22,310,129

Time Deposits—0.3%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		3,000,000

Mutual Funds—0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (k)	3,000,000	3,000,000

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments(j)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (k)	3,000,000	$3,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $33,310,129)		33,310,673

Total Investments—104.7% (Cost $893,322,881)		925,636,357
Other assets and liabilities (net)—(4.7)%		(41,496,589)

Net Assets—100.0%		$884,139,768

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $5,375,458, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $54,397,247 and the collateral received consisted of cash in the amount of $33,310,129 and non-cash collateral with a value of $23,637,710. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.2% of net assets.
(g)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(h)	This loan will settle after March 31, 2021, at which time the interest rate will be determined.
(i)	Non-income producing security.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $571,653,487, which is 64.7% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
BWX Technologies, Inc., 4.125%, 06/30/28	06/09/20	549,000	$550,962	$555,863
Boyd Gaming Corp., 8.625%, 06/01/25	05/13/20-07/14/20	542,000	556,345	602,704
Boyd Gaming Corp., 4.750%, 12/01/27	08/05/20	386,000	375,284	393,423
Boyd Gaming Corp., 6.375%, 04/01/26	06/16/20-07/21/20	239,000	240,721	246,767
Edgewell Personal Care Co., 5.500%, 06/01/28	05/19/20	213,000	213,000	224,928
Extraction Oil & Gas, Inc.	01/15/21	10,317	198,498	352,253
Intelsat Jackson Holdings S.A., 8.000%, 02/15/24	05/18/20	142,000	144,130	146,970
Macy’s, Inc., 8.375%, 06/15/25	05/27/20	1,221,000	1,223,560	1,350,145
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd., 8.000%, 09/20/25	09/02/20	149,002	147,613	168,372
Waterford Gaming LLC / Waterford Gaming Financial Corp., 8.625%, 09/15/14	09/24/07	283,116	283,116	0
eG Global Finance plc, 6.750%, 02/07/25	05/02/19-10/11/19	758,000	763,500	775,055
eG Global Finance plc, 8.500%, 10/30/25	10/14/20-10/21/20	525,000	525,000	558,978

				$5,375,458

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	100,000	BNP	04/01/21	USD	137,786	$73

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	203,000	ANZ	06/16/21	USD	238,606	192
EUR	17,856,000	NWM	06/16/21	USD	21,318,368	347,285
GBP	197,000	BNP	06/16/21	USD	271,620	(23)
GBP	100,000	BNP	06/16/21	USD	137,819	(70)
GBP	2,115,000	WBC	06/16/21	USD	2,955,323	38,959

Net Unrealized Appreciation						$386,416

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	06/08/21	(2)	EUR	(270,160)	$960
U.S. Treasury Note 10 Year Futures	06/21/21	(41)	USD	(5,368,438)	135,145
U.S. Treasury Note 5 Year Futures	06/30/21	(50)	USD	(6,169,922)	76,516
U.S. Treasury Ultra Long Bond Futures	06/21/21	(33)	USD	(5,980,219)	284,710
United Kingdom Long Gilt Bond Futures	06/28/21	(1)	GBP	(127,590)	(42)

Net Unrealized Appreciation					$497,289

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.36.V1	5.000%	Quarterly	06/20/26	3.080%	USD	8,000,000	$713,504	$681,453	$32,051

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Nordstrom, Inc. 6.950%, due 03/15/28	(1.000%)	Quarterly	06/20/25	BBP	1.742%	USD	124,093	$3,732	$25,007	$(21,275)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	1.599%	USD	348,000	$(5,569)	$(14,548)	$8,979
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	2.296%	USD	225,000	(11,644)	(41,969)	30,325
International Game Technology plc 4.750%, due 2/15/23	5.000%	Quarterly	06/20/26	JPMC	3.090%	EUR	20,000	2,193	2,218	(25)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/25	CBNA	2.525%	EUR	10,755	(772)	(1,658)	886
Virgin Media Finance plc 3.750%, due 7/15/30	5.000%	Quarterly	12/20/25	JPMC	2.511%	EUR	30,000	3,971	3,780	191

Totals								$(11,821)	$(52,177)	$40,356

BHFTI-82

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(JPMC)—	JPMorgan Chase Bank N.A.
(NWM)—	NatWest Markets plc
(WBC)—	Westpac Banking Corp.

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(UKG)—	United Kingdom Gilts

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-83

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$5,246,634	$—	$5,246,634
Aerospace/Defense	—	28,656,010	—	28,656,010
Agriculture	—	127,086	—	127,086
Airlines	—	14,674,531	—	14,674,531
Apparel	—	1,012,412	—	1,012,412
Auto Manufacturers	—	13,163,390	—	13,163,390
Auto Parts & Equipment	—	12,784,603	—	12,784,603
Banks	—	16,332,289	—	16,332,289
Beverages	—	302,940	—	302,940
Biotechnology	—	414,374	—	414,374
Building Materials	—	8,759,896	—	8,759,896
Chemicals	—	8,471,597	—	8,471,597
Commercial Services	—	32,929,363	—	32,929,363
Computers	—	10,795,733	—	10,795,733
Cosmetics/Personal Care	—	454,123	—	454,123
Distribution/Wholesale	—	3,882,341	—	3,882,341
Diversified Financial Services	—	16,893,922	—	16,893,922
Electric	—	12,930,758	—	12,930,758
Electrical Components & Equipment	—	3,456,545	—	3,456,545
Electronics	—	2,417,440	—	2,417,440
Energy-Alternate Sources	—	412,068	—	412,068
Engineering & Construction	—	4,343,660	—	4,343,660
Entertainment	—	28,453,338	0	28,453,338
Environmental Control	—	7,211,522	—	7,211,522
Food	—	21,778,253	—	21,778,253
Food Service	—	1,424,270	—	1,424,270
Healthcare-Products	—	6,733,009	—	6,733,009
Healthcare-Services	—	41,649,102	—	41,649,102
Home Builders	—	5,550,417	—	5,550,417
Home Furnishings	—	796,578	—	796,578
Household Products/Wares	—	1,484,139	—	1,484,139
Housewares	—	1,721,493	—	1,721,493
Insurance	—	12,918,169	—	12,918,169
Internet	—	13,056,964	—	13,056,964
Investment Companies	—	5,158,328	—	5,158,328
Iron/Steel	—	5,169,800	—	5,169,800
Leisure Time	—	11,550,500	—	11,550,500
Lodging	—	6,714,262	—	6,714,262
Machinery-Construction & Mining	—	1,797,831	—	1,797,831
Machinery-Diversified	—	8,554,503	—	8,554,503
Media	—	51,423,734	—	51,423,734
Metal Fabricate/Hardware	—	1,333,710	—	1,333,710
Mining	—	13,700,690	—	13,700,690
Miscellaneous Manufacturing	—	5,859,128	—	5,859,128
Office/Business Equipment	—	1,048,438	—	1,048,438
Oil & Gas	—	58,869,894	—	58,869,894
Oil & Gas Services	—	4,459,730	711,427	5,171,157
Packaging & Containers	—	19,224,745	—	19,224,745
Pharmaceuticals	—	17,253,795	—	17,253,795
Pipelines	—	40,398,351	—	40,398,351
Real Estate	—	5,681,836	0	5,681,836
Real Estate Investment Trusts	—	25,850,186	—	25,850,186
Retail	—	29,140,277	—	29,140,277
Semiconductors	—	2,992,812	—	2,992,812
Software	—	29,891,366	—	29,891,366
Telecommunications	—	70,190,115	—	70,190,115
Toys/Games/Hobbies	—	1,296,157	—	1,296,157
Transportation	—	637,888	—	637,888
Trucking & Leasing	—	294,271	—	294,271

BHFTI-84

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Water	$—	$512,494	$—	$512,494
Total Corporate Bonds & Notes	—	760,243,810	711,427	760,955,237
Total Floating Rate Loans*	—	84,597,070	—	84,597,070
Common Stocks
Auto Components	95,156	—	—	95,156
Building Products	19,007	—	—	19,007
Chemicals	2,274,176	—	—	2,274,176
Communications Equipment	452,705	—	—	452,705
Consumer Finance	—	36,094	—	36,094
Electrical Equipment	438,160	—	—	438,160
Energy Equipment & Services	—	—	10,225	10,225
Entertainment	642,070	—	—	642,070
Equity Real Estate Investment Trusts	3,672,464	—	—	3,672,464
Life Sciences Tools & Services	1,431,383	—	—	1,431,383
Media	363,991	—	—	363,991
Metals & Mining	1,283,266	—	—	1,283,266
Oil, Gas & Consumable Fuels	5,248,501	352,253	—	5,600,754
Pharmaceuticals	946,773	—	—	946,773
Road & Rail	395,743	—	—	395,743
Total Common Stocks	17,263,395	388,347	10,225	17,661,967
Convertible Bonds
Commercial Services	—	111,501	—	111,501
Engineering & Construction	—	338,680	—	338,680
Entertainment	—	1,072,534	—	1,072,534
Internet	—	816,336	—	816,336
Lodging	—	51,065	—	51,065
Media	—	5,168,026	—	5,168,026
Oil & Gas	—	652,938	—	652,938
Oil & Gas Services	—	—	504,365	504,365
Telecommunications	—	117,438	—	117,438
Total Convertible Bonds	—	8,328,518	504,365	8,832,883
Warrants
Oil & Gas	274,342	274,962	—	549,304
Total Escrow Shares*	—	22,736	—	22,736
Total Short-Term Investment*	—	19,706,487	—	19,706,487
Securities Lending Reinvestments
Certificates of Deposit	—	2,000,544	—	2,000,544
Repurchase Agreements	—	22,310,129	—	22,310,129
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	27,310,673	—	33,310,673
Total Investments	$23,537,737	$900,872,603	$1,226,017	$925,636,357

Collateral for Securities Loaned (Liability)	$—	$(33,310,129)	$—	$(33,310,129)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$386,509	$—	$386,509
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(93)	—	(93)
Total Forward Contracts	$—	$386,416	$—	$386,416
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$497,331	$—	$—	$497,331
Futures Contracts (Unrealized Depreciation)	(42)	—	—	(42)
Total Futures Contracts	$497,289	$—	$—	$497,289

BHFTI-85

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$32,051	$—	$32,051
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$9,896	$—	$9,896
OTC Swap Contracts at Value (Liabilities)	—	(17,985)	—	(17,985)
Total OTC Swap Contracts	$—	$(8,089)	$—	$(8,089)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	4,968,466	$79,545,138
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,311,950	70,399,234
Brighthouse Small Cap Value Portfolio (Class A) (b)	3,496,089	61,810,857
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	2,527,769	36,197,653
Brighthouse/Artisan International Portfolio (Class A) (b)	5,595,242	73,241,721
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	75,346	20,514,422
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	7,491,747	98,666,304
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,980,874	106,715,295
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,099,303	73,869,444
Clarion Global Real Estate Portfolio (Class A) (b)	4,760,115	58,406,616
Frontier Mid Cap Growth Portfolio (Class A) (a)	420,137	18,834,720
Harris Oakmark International Portfolio (Class A) (b)	7,475,902	109,447,210
Invesco Comstock Portfolio (Class A) (b)	8,273,596	124,103,937
Invesco Global Equity Portfolio (Class A) (b)	1,590,679	47,274,991
Invesco Small Cap Growth Portfolio (Class A) (b)	1,667,064	32,991,206
Jennison Growth Portfolio (Class A) (a)	4,729,291	103,287,713
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,209,278	42,175,109
Loomis Sayles Growth Portfolio (Class A) (b)	7,907,216	117,738,444
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	3,036,969	50,899,592

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	4,042,880	57,287,610
MFS Value Portfolio (Class A) (a)	7,505,983	127,526,644
Morgan Stanley Discovery Portfolio (Class A) (b)	178,123	8,289,860
Neuberger Berman Genesis Portfolio (Class A) (a)	874,185	22,370,397
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (b)	3,084,802	37,480,343
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	3,694,741	109,142,652
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,760,025	122,012,813
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,502,319	19,334,844
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,192,324	33,611,615
VanEck Global Natural Resources Portfolio (Class A) (a)	3,364,923	38,225,526
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	466,330	10,329,208
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,478,922	20,290,806

Total Mutual Funds (Cost $1,562,834,094)		1,932,021,924

Total Investments—100.0% (Cost $1,562,834,094)		1,932,021,924
Other assets and liabilities (net)—0.0%		(621,423)

Net Assets—100.0%		$1,931,400,501

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,932,021,924	$—	$—	$1,932,021,924
Total Investments	$1,932,021,924	$—	$—	$1,932,021,924

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—71.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—71.0%
AB International Bond Portfolio (Class A) (a)	19,875,112	$204,912,406
Baillie Gifford International Stock Portfolio (Class A) (b)	19,604,133	313,862,162
BlackRock Bond Income Portfolio (Class A) (b)	7,127,098	789,753,702
BlackRock Capital Appreciation Portfolio (Class A) (b)	728,512	39,091,935
BlackRock High Yield Portfolio (Class A) (a)	15,048,831	121,293,575
Brighthouse Small Cap Value Portfolio (Class A) (a)	8,975,033	158,678,590
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	5,667,615	81,160,246
Brighthouse/Artisan International Portfolio (Class A) (a)	18,797,586	246,060,398
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	709,595	193,201,476
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	13,205,432	173,915,542
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,885,555	179,928,685
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	31,407,878	297,432,603
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	25,759,926	207,367,401
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,723,821	61,712,786
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	3,436,671	61,928,809
Clarion Global Real Estate Portfolio (Class A) (a)	9,252,546	113,528,736
Frontier Mid Cap Growth Portfolio (Class A) (b)	3,513,339	157,502,987
Harris Oakmark International Portfolio (Class A) (a)	31,436,332	460,227,906
Invesco Comstock Portfolio (Class A) (a)	1,821,091	27,316,365
Invesco Global Equity Portfolio (Class A) (a)	4,142,826	123,124,783
Invesco Small Cap Growth Portfolio (Class A) (a)	5,148,429	101,887,413
Jennison Growth Portfolio (Class A) (b)	2,245,173	49,034,576
JPMorgan Core Bond Portfolio (Class A) (a)	47,422,400	496,512,532
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,915,374	112,924,487
Loomis Sayles Growth Portfolio (Class A) (a)	2,897,345	43,141,468
MFS Research International Portfolio (Class A) (a)	21,656,592	306,873,906
MFS Value Portfolio (Class A) (b)	3,152,963	53,568,839
Morgan Stanley Discovery Portfolio (Class A) (a)	1,151,690	53,599,661
Neuberger Berman Genesis Portfolio (Class A) (b)	3,358,365	85,940,570
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	22,012,147	235,750,090
PIMCO Total Return Portfolio (Class A) (a)	52,521,946	637,616,427
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	6,880,457	83,597,557
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	1,383,730	44,902,051
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	9,534,927	122,714,511
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,294,558	149,253,585
TCW Core Fixed Income Portfolio (Class A) (a)	58,123,126	626,567,293
VanEck Global Natural Resources Portfolio (Class A) (b)	14,869,664	168,919,378
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	13,969,967	191,667,953
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	28,802,791	392,294,019
Western Asset Management U.S. Government Portfolio (Class A) (b)	34,518,529	411,806,051

Total Mutual Funds (Cost $7,495,873,674)		8,380,573,460

U.S. Treasury & Government Agencies—27.9%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—3.0%
Fannie Mae 30 Yr. Pool 4.000%, 08/01/47	52,102	56,378
4.000%, 06/01/48	234,733	252,342
4.000%, 11/01/48	14,268	15,258
4.000%, 03/01/49	2,520,762	2,695,530
4.000%, 08/01/49	313,064	336,020
4.000%, 03/01/50	61,250,246	65,629,300
4.000%, 07/01/50	10,670,809	11,410,628
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	3,003,213
3.180%, 07/01/35	2,635,768	2,745,371
Freddie Mac 30 Yr. Pool
4.000%, 05/01/48	12,504	13,432
4.000%, 03/01/50	223,005	239,285
4.000%, 05/01/50	226,978	244,302
Freddie Mac Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	6,182,704	6,734,414
Ginnie Mae II 30 Yr. Pool
4.000%, TBA (c)	110,000,000	117,513,359
Uniform Mortgage-Backed Securities 30 Yr. Pool
3.500%, TBA (c)	119,750,000	126,514,720
4.000%, TBA (c)	16,000,000	17,168,750

		354,572,302

Federal Agencies—0.3%
Resolution Funding Corp. Principal Strip
Zero Coupon, 04/15/30	19,500,000	16,335,091
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,861,264
4.250%, 09/15/65	10,000,000	12,895,161

		31,091,516

U.S. Treasury—24.6%
U.S. Treasury Bonds
1.375%, 11/15/40	48,000,000	40,830,000
1.375%, 08/15/50	367,400,000	286,686,812
1.625%, 11/15/50	154,500,000	128,741,953
1.875%, 02/15/41	32,200,000	29,981,219
1.875%, 02/15/51	100,200,000	88,927,500
2.750%, 11/15/42	196,000,000	210,041,562
2.875%, 05/15/43	126,000,000	137,837,109
2.875%, 08/15/45	27,300,000	29,808,188
2.875%, 11/15/46	114,100,000	124,663,163
3.000%, 11/15/44	96,000,000	107,025,000
3.000%, 02/15/47	59,700,000	66,817,359
3.000%, 02/15/49	143,700,000	161,437,969
3.125%, 02/15/43	89,700,000	102,058,278
3.375%, 05/15/44	99,895,000	118,258,510
U.S. Treasury Inflation Indexed Notes
0.250%, 07/15/29 (d)	38,854,620	42,751,212
U.S. Treasury Notes
0.250%, 09/30/25 (e)	40,000,000	39,014,062
0.375%, 12/31/25	50,000,000	48,830,078

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.375%, 01/31/26 (e)	14,400,000	$14,043,375
0.375%, 09/30/27	125,000,000	117,631,836
0.500%, 02/28/26	21,100,000	20,687,891
0.625%, 08/15/30	40,200,000	36,431,250
0.875%, 11/15/30	42,700,000	39,490,828
1.125%, 02/29/28	20,500,000	20,141,250
1.125%, 02/15/31	33,500,000	31,652,266
1.375%, 01/31/22 (e)	100,000,000	101,082,031
1.500%, 11/30/24 (e)	100,000,000	103,398,438
2.750%, 08/31/23	622,000,000	659,708,750

		2,907,977,889

Total U.S. Treasury & Government Agencies (Cost $3,242,999,883)		3,293,641,707

Corporate Bonds & Notes—1.5%

Banks—1.5%
Bank of America Corp.
3.419%, 3M LIBOR + 1.040%, 12/20/28 (f)	20,000,000	21,477,603
Bank of New York Mellon Corp. (The)
3.607%, 3M LIBOR + 3.420%, 06/20/21 (f)	6,800,000	6,798,527
Citigroup, Inc.
3.887%, 3M LIBOR + 1.563%, 01/10/28 (f)	20,000,000	21,983,662
Cooperative Rabobank UA
4.375%, 08/04/25	5,000,000	5,537,272
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (f)	10,000,000	10,941,628
3.750%, 02/25/26	19,500,000	21,421,965
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	22,388,254
5.250%, 03/14/44	3,000,000	3,660,656
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (f)	10,000,000	10,883,498
4.000%, SOFR + 2.745%, 04/01/25 (f)	8,000,000	7,922,000
6.125%, 3M LIBOR + 3.330%, 04/30/24 (f)	3,000,000	3,215,055
Mizuho Financial Group, Inc.
4.254%, 3M LIBOR + 1.270%, 09/11/29 (f)	5,000,000	5,617,731
Morgan Stanley
3.591%, 3M LIBOR + 1.340%, 07/22/28 (f)	20,000,000	21,803,714
Wells Fargo & Co.
5.900%, 3M LIBOR + 3.110%, 06/15/24 (f)	8,600,000	9,139,650

		172,791,215

Insurance—0.0%
MassMutual Global Funding II
2.500%, 10/17/22 (144A)	4,000,000	4,133,857

Telecommunications—0.0%
AT&T, Inc.
3.500%, 09/15/53 (144A)	2,045,000	1,889,858
3.800%, 12/01/57 (144A)	1,556,000	1,480,357

		3,370,215

Transportation—0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	2,526,000	2,727,016

Total Corporate Bonds & Notes (Cost $164,179,382)		183,022,303

Municipals—0.0%
Los Angeles Community College District, Build America Bond
6.750%, 08/01/49	400,000	656,012
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	2,273,823

Total Municipals (Cost $2,512,922)		2,929,835

Short-Term Investments—3.0%

Discount Note—0.1%
Federal Home Loan Bank
0.015%, 05/19/21 (g)	7,600,000	7,599,730

Repurchase Agreements—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,018,096; collateralized by U.S. Treasury Note at 2.500%, maturing 08/15/23, with a market value of $5,118,463.	5,018,096	5,018,096
JPMorgan Securities LLC
Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/05/21 with a maturity value of $141,300,157; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/44, with a market value of $141,773,565.	141,300,000	141,300,000
Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $167,300,093; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/40, with a market value of $170,029,136.	167,300,000	167,300,000

		313,618,096

U.S. Treasury—0.2%
U.S. Treasury Bill
0.040%, 09/23/21 (g)	25,900,000	25,896,380

Total Short-Term Investments (Cost $347,112,827)		347,114,206

Total Investments—103.4% (Cost $11,252,678,688)		12,207,281,511
Other assets and liabilities (net)—(3.4)%		(406,360,442)

Net Assets—100.0%		$11,800,921,069

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $189,444,043.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-
and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $7,504,072, which is 0.1% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	20,900,000	UBSA	04/07/21	USD	188,864	$(98)

Contracts to Deliver
JPY	13,883,032	BOA	04/07/21	USD	130,869	5,479
JPY	7,016,968	BOA	04/07/21	USD	66,283	2,907
JPY	20,900,000	UBSA	05/07/21	USD	188,917	98

Net Unrealized Appreciation						$8,386

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/18/21	16,679	USD	3,308,613,230	$28,956,168
U.S. Treasury Note 5 Year Futures	06/30/21	1,610	USD	198,671,485	(2,680,159)
U.S. Treasury Ultra Long Bond Futures	06/21/21	217	USD	39,324,469	(1,985,534)

Net Unrealized Appreciation					$24,290,475

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(UBSA)—	UBS AG

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,380,573,460	$—	$—	$8,380,573,460
Total U.S. Treasury & Government Agencies*	—	3,293,641,707	—	3,293,641,707
Total Corporate Bonds & Notes*	—	183,022,303	—	183,022,303
Total Municipals*	—	2,929,835	—	2,929,835
Total Short-Term Investments*	—	347,114,206	—	347,114,206
Total Investments	$8,380,573,460	$3,826,708,051	$—	$12,207,281,511

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,484	$—	$8,484
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(98)	—	(98)
Total Forward Contracts	$—	$8,386	$—	$8,386
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$28,956,168	$—	$—	$28,956,168
Futures Contracts (Unrealized Depreciation)	(4,665,693)	—	—	(4,665,693)
Total Futures Contracts	$24,290,475	$—	$—	$24,290,475

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
PAE, Inc. (a) (b)	172,800	$1,558,656
Parsons Corp. (a) (b)	159,193	6,437,765

		7,996,421

Airlines—0.2%
SkyWest, Inc. (b)	58,800	3,203,424

Auto Components—0.6%
Adient plc (a)	147,000	6,497,400
Standard Motor Products, Inc.	28,700	1,193,346

		7,690,746

Banks—16.1%
Associated Banc-Corp. (b)	354,229	7,559,247
Bank of NT Butterfield & Son, Ltd. (The)	111,000	4,242,420
CVB Financial Corp.	209,083	4,618,643
East West Bancorp, Inc.	283,100	20,892,780
First Citizens BancShares, Inc. - Class A (b)	24,099	20,141,221
First Financial Bancorp	253,100	6,074,400
First Hawaiian, Inc.	175,270	4,797,140
First Interstate BancSystem, Inc. - Class A	87,700	4,037,708
First Midwest Bancorp, Inc. (b)	66,500	1,457,015
FNB Corp.	755,400	9,593,580
Great Western Bancorp, Inc.	207,600	6,288,204
Hancock Whitney Corp.	400,911	16,842,271
NBT Bancorp, Inc.	55,400	2,210,460
Prosperity Bancshares, Inc.	68,600	5,137,454
Renasant Corp. (b)	159,742	6,610,124
S&T Bancorp, Inc.	86,000	2,881,000
Sandy Spring Bancorp, Inc.	77,700	3,374,511
South State Corp. (b)	78,571	6,168,609
Sterling Bancorp (b)	202,100	4,652,342
Synovus Financial Corp.	162,000	7,411,500
UMB Financial Corp.	178,732	16,502,326
Umpqua Holdings Corp.	488,550	8,574,053
Valley National Bancorp	626,700	8,610,858
Webster Financial Corp.	220,700	12,162,777
WesBanco, Inc. (b)	58,400	2,105,904
Western Alliance Bancorp	149,200	14,090,448

		207,036,995

Beverages—0.4%
Primo Water Corp.	325,282	5,289,085

Building Products—2.4%
CSW Industrials, Inc. (b)	95,319	12,868,065
Griffon Corp.	194,080	5,273,154
Quanex Building Products Corp. (b)	294,946	7,736,433
Simpson Manufacturing Co., Inc.	42,968	4,457,071

		30,334,723

Capital Markets—1.7%
Apollo Investment Corp. (b)	222,158	3,048,008
GlassBridge Enterprises, Inc. (a) (b)	572	40,040
New Mountain Finance Corp. (b)	314,514	3,899,974

Capital Markets—(Continued)
Stifel Financial Corp. (b)	223,050	14,288,583
Westwood Holdings Group, Inc.	79,627	1,151,406

		22,428,011

Chemicals—5.9%
Ashland Global Holdings, Inc.	41,000	3,639,570
Atotech, Ltd. (a)	104,719	2,120,560
Avient Corp.	400,154	18,915,279
Element Solutions, Inc.	162,106	2,964,919
Ferro Corp. (a) (b)	145,175	2,447,650
HB Fuller Co.	84,600	5,322,186
Huntsman Corp. (b)	178,000	5,131,740
Innospec, Inc.	191,259	19,640,387
Minerals Technologies, Inc. (b)	24,350	1,834,042
NewMarket Corp. (b)	18,585	7,065,274
PQ Group Holdings, Inc. (b)	167,799	2,802,243
Scotts Miracle-Gro Co. (The)	14,800	3,625,556

		75,509,406

Commercial Services & Supplies—2.9%
ACCO Brands Corp.	361,099	3,047,676
Deluxe Corp. (b)	98,283	4,123,955
Ennis, Inc.	158,770	3,389,739
Harsco Corp. (a) (b)	194,866	3,341,952
Healthcare Services Group, Inc. (b)	254,836	7,143,053
Knoll, Inc.	132,052	2,180,178
Matthews International Corp. - Class A	44,942	1,777,456
UniFirst Corp.	30,000	6,711,300
Viad Corp. (b)	139,280	5,814,940

		37,530,249

Communications Equipment—0.9%
NETGEAR, Inc. (a) (b)	71,102	2,922,292
NetScout Systems, Inc. (a)	116,790	3,288,807
Viavi Solutions, Inc. (a)	307,000	4,819,900

		11,030,999

Construction & Engineering—2.1%
API Group Corp. (a)	324,102	6,702,429
MasTec, Inc. (a)	168,275	15,767,368
Primoris Services Corp.	132,700	4,396,351

		26,866,148

Construction Materials—1.9%
Eagle Materials, Inc.	160,542	21,578,450
Summit Materials, Inc. - Class A (a) (b)	114,100	3,197,082

		24,775,532

Consumer Finance—0.3%
PROG Holdings, Inc.	77,600	3,359,304

Containers & Packaging—2.1%
Berry Global Group, Inc. (a)	174,003	10,683,784
Myers Industries, Inc. (b)	202,832	4,007,960

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—(Continued)
Silgan Holdings, Inc.	284,028	$11,937,697

		26,629,441

Distributors—0.3%
Core-Mark Holding Co., Inc.	91,299	3,532,358

Diversified Consumer Services—0.3%
Service Corp. International	72,450	3,698,573

Electric Utilities—1.5%
ALLETE, Inc. (b)	150,260	10,095,969
Hawaiian Electric Industries, Inc.	212,071	9,422,315

		19,518,284

Electrical Equipment—2.0%
Atkore, Inc. (a)	328,487	23,618,216
Babcock & Wilcox Enterprises, Inc. (a) (b)	219,290	2,076,676

		25,694,892

Electronic Equipment, Instruments & Components—2.0%
Belden, Inc. (b)	73,041	3,240,829
Coherent, Inc. (a)	11,142	2,817,700
Flex, Ltd. (a)	471,737	8,637,505
SYNNEX Corp.	28,100	3,227,004
TTM Technologies, Inc. (a) (b)	362,376	5,254,452
Vishay Intertechnology, Inc. (b)	85,300	2,054,024

		25,231,514

Energy Equipment & Services—0.9%
Dril-Quip, Inc. (a) (b)	62,800	2,086,844
Forum Energy Technologies, Inc. (a) (b)	23,876	442,661
Helix Energy Solutions Group, Inc. (a) (b)	370,700	1,872,035
Patterson-UTI Energy, Inc. (b)	840,671	5,993,984
TechnipFMC plc (a) (b)	117,077	903,835

		11,299,359

Equity Real Estate Investment Trusts—3.9%
Brandywine Realty Trust	410,800	5,303,428
Independence Realty Trust, Inc.	174,100	2,646,320
Kite Realty Group Trust (b)	172,163	3,321,024
Lexington Realty Trust (b)	461,700	5,129,487
Life Storage, Inc.	57,750	4,963,613
National Health Investors, Inc.	52,200	3,773,016
Outfront Media, Inc.	295,750	6,456,222
RPT Realty	264,000	3,012,240
Spirit Realty Capital, Inc.	134,000	5,695,000
STAG Industrial, Inc. (b)	80,724	2,713,134
Summit Hotel Properties, Inc. (a)	318,500	3,235,960
Washington Real Estate Investment Trust (b)	178,942	3,954,618

		50,204,062

Food & Staples Retailing—0.9%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	154,933	6,950,294
Performance Food Group Co. (a)	77,886	4,487,013

		11,437,307

Food Products—3.6%
Hostess Brands, Inc. (a) (b)	380,993	5,463,440
J & J Snack Foods Corp. (b)	141,868	22,277,532
Nomad Foods, Ltd. (a)	469,553	12,893,925
Tootsie Roll Industries, Inc. (b)	60,042	1,989,200
UTZ Brands, Inc. (b)	149,461	3,705,138

		46,329,235

Gas Utilities—0.7%
South Jersey Industries, Inc. (b)	158,900	3,587,962
Southwest Gas Holdings, Inc.	73,800	5,070,798

		8,658,760

Health Care Equipment & Supplies—1.8%
Avanos Medical, Inc. (a) (b)	95,700	4,185,918
Integer Holdings Corp. (a)	61,400	5,654,940
Integra LifeSciences Holdings Corp. (a)	82,000	5,665,380
Natus Medical, Inc. (a) (b)	117,599	3,011,710
Ortho Clinical Diagnostics Holdings plc (a) (b)	119,665	2,308,936
Varex Imaging Corp. (a) (b)	134,603	2,758,016

		23,584,900

Health Care Providers & Services—1.2%
Owens & Minor, Inc.	214,315	8,056,101
Patterson Cos., Inc. (b)	146,223	4,671,825
Premier, Inc. - Class A (b)	70,856	2,398,475

		15,126,401

Hotels, Restaurants & Leisure—3.5%
Choice Hotels International, Inc.	54,300	5,825,847
Cracker Barrel Old Country Store, Inc.	36,200	6,258,256
Denny’s Corp. (a) (b)	659,549	11,944,432
Dine Brands Global, Inc. (b)	100,719	9,067,732
Jack in the Box, Inc. (b)	74,815	8,213,191
Texas Roadhouse, Inc. (a)	44,600	4,278,924

		45,588,382

Household Durables—2.5%
Helen of Troy, Ltd. (a) (b)	54,357	11,450,846
KB Home (b)	127,500	5,932,575
Leggett & Platt, Inc. (b)	80,200	3,661,130
Meritage Homes Corp. (a)	58,600	5,386,512
Tupperware Brands Corp. (a) (b)	193,863	5,119,922

		31,550,985

Household Products—2.4%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	117,856	6,115,548
Central Garden and Pet Co. (Voting Shares) (a)	119,242	6,917,228
Spectrum Brands Holdings, Inc.	205,718	17,486,030

		30,518,806

Insurance—4.8%
American Equity Investment Life Holding Co.	227,100	7,160,463
CNO Financial Group, Inc. (b)	121,495	2,951,113
Enstar Group, Ltd. (a)	33,402	8,241,275

BHFTI-93

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Hanover Insurance Group, Inc. (The)	128,258	$16,604,281
Kemper Corp.	55,000	4,384,600
National Western Life Group, Inc. - Class A (b)	8,735	2,175,015
ProAssurance Corp. (b)	149,574	4,002,600
Selective Insurance Group, Inc.	113,390	8,225,311
Stewart Information Services Corp.	145,892	7,590,761

		61,335,419

IT Services—1.5%
Concentrix Corp. (a)	69,228	10,364,816
MAXIMUS, Inc.	63,867	5,686,718
Sykes Enterprises, Inc. (a)	61,607	2,715,636

		18,767,170

Leisure Products—0.3%
Acushnet Holdings Corp.	81,400	3,364,262

Machinery—7.1%
Alamo Group, Inc.	27,094	4,230,728
Altra Industrial Motion Corp.	155,600	8,607,792
Barnes Group, Inc.	89,400	4,428,876
Douglas Dynamics, Inc.	174,461	8,051,375
Franklin Electric Co., Inc.	197,997	15,629,883
ITT, Inc.	126,800	11,527,388
Kadant, Inc.	38,186	7,064,792
Mayville Engineering Co., Inc. (a)	91,693	1,318,545
Mueller Industries, Inc. (b)	395,170	16,340,280
NN, Inc. (a) (b)	172,569	1,220,063
Rexnord Corp.	141,200	6,649,108
TriMas Corp. (a) (b)	211,482	6,412,134

		91,480,964

Marine—0.3%
Kirby Corp. (a)	68,800	4,147,264

Media—0.7%
AH Belo Corp. - Class A (b)	269,293	562,822
Cable One, Inc.	2,000	3,656,720
TEGNA, Inc.	285,400	5,374,082

		9,593,624

Metals & Mining—0.6%
Arconic Corp. (a)	127,500	3,237,225
Compass Minerals International, Inc. (b)	69,975	4,388,832

		7,626,057

Mortgage Real Estate Investment Trusts—1.0%
Apollo Commercial Real Estate Finance, Inc. (b)	257,238	3,593,615
New York Mortgage Trust, Inc.	762,974	3,410,494
Two Harbors Investment Corp. (b)	877,165	6,429,619

		13,433,728

Multi-Utilities—0.4%
Black Hills Corp. (b)	81,200	5,421,724

Multiline Retail—0.3%
Franchise Group, Inc. (b)	97,179	3,509,134

Oil, Gas & Consumable Fuels—2.9%
Alto Ingredients, Inc. (a) (b)	276,771	1,502,867
Berry Corp.	221,074	1,218,118
CNX Resources Corp. (a)	430,000	6,321,000
Delek U.S. Holdings, Inc.	140,700	3,064,446
Denbury, Inc. (a) (b)	98,690	4,726,264
Devon Energy Corp.	285,099	6,229,413
Magnolia Oil & Gas Corp. - Class A (a) (b)	541,527	6,216,730
Nordic American Tankers, Ltd. (b)	367,470	1,194,277
Southwestern Energy Co. (a) (b)	690,409	3,210,402
Whiting Petroleum Corp. (a)	96,543	3,422,449

		37,105,966

Paper & Forest Products—2.2%
Louisiana-Pacific Corp.	220,700	12,240,022
Neenah, Inc.	173,581	8,918,592
Schweitzer-Mauduit International, Inc.	152,516	7,468,708

		28,627,322

Personal Products—0.2%
Edgewell Personal Care Co. (b)	60,612	2,400,235

Pharmaceuticals—0.3%
Prestige Consumer Healthcare, Inc. (a)	92,653	4,084,144

Professional Services—1.4%
CBIZ, Inc. (a) (b)	193,954	6,334,538
KBR, Inc.	115,260	4,424,831
Korn Ferry	123,829	7,723,215

		18,482,584

Road & Rail—1.2%
Saia, Inc. (a)	13,900	3,205,062
Werner Enterprises, Inc.	255,754	12,063,916

		15,268,978

Semiconductors & Semiconductor Equipment—2.8%
Brooks Automation, Inc. (b)	56,784	4,636,414
Cirrus Logic, Inc. (a)	65,400	5,545,266
Diodes, Inc. (a) (b)	45,500	3,632,720
DSP Group, Inc. (a)	101,544	1,447,002
ON Semiconductor Corp. (a)	189,800	7,897,578
Teradyne, Inc.	58,500	7,118,280
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	208,300	5,840,732

		36,117,992

Special Purpose Acquisition Companies—1.8%
Ajax I (a)	123,651	1,314,410
Capitol Investment Corp. V (a)	93,000	975,570
Empower, Ltd. - Class A (a)	587,989	5,868,130
Gores Metropoulos II, Inc. (a)	114,754	1,161,310
Juniper Industrial Holdings, Inc. - Class A (a) (b)	307,444	3,812,306
Landcadia Holdings III, Inc. - Class A (a)	61,952	620,140

BHFTI-94

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies—(Continued)
Mason Industrial Technology, Inc. (a)	164,000	$1,630,160
Pershing Square Tontine Holdings, Ltd. - Class A (a) (b)	240,596	5,776,710
Pine Island Acquisition Corp. (a)	143,671	1,479,811
SVF Investment Corp. 2 - Class A (a)	49,728	502,253

		23,140,800

Specialty Retail—1.0%
Aaron’s, Inc. (The)	33,050	848,724
American Eagle Outfitters, Inc. (b)	137,300	4,014,652
Asbury Automotive Group, Inc. (a) (b)	36,900	7,250,850
Container Store Group, Inc. (The) (a)	82,134	1,366,710

		13,480,936

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	53,984	2,048,693

Textiles, Apparel & Luxury Goods—1.2%
Delta Apparel, Inc. (a)	75,702	2,053,795
Steven Madden, Ltd.	214,172	7,980,049
Wolverine World Wide, Inc.	144,188	5,525,284

		15,559,128

Thrifts & Mortgage Finance—0.2%
Essent Group, Ltd.	42,600	2,023,074

Trading Companies & Distributors—1.1%
Air Lease Corp.	60,223	2,950,927
Custom Truck One Source, Inc. (a)	13,000	121,550
H&E Equipment Services, Inc.	82,100	3,119,800
WESCO International, Inc. (a) (b)	90,000	7,787,700

		13,979,977

Total Common Stocks (Cost $897,359,068)		1,272,653,477

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,700,148; collateralized by U.S. Treasury Notes at 0.125%, maturing 03/31/23, with a market value of $7,854,234.	7,700,148	7,700,148

Total Short-Term Investments (Cost $7,700,148)		7,700,148

Securities Lending Reinvestments (c)—14.6%

Certificates of Deposit—3.0%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (d)	4,000,000	4,000,088

Certificates of Deposit—(Continued)
Cooperative Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (d)	4,000,000	4,000,760
Credit Industrial et Commercial
0.250%, 06/11/21	5,000,000	5,001,000
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (d)	7,000,000	7,001,750
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/10/21	1,998,803	1,999,680
MUFG Bank, Ltd. Zero Coupon, 04/22/21	1,999,001	1,999,800
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,420
Norinchukin Bank
0.190%, 04/15/21	2,000,000	2,000,074
0.210%, 04/07/21	3,000,000	3,000,069
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	1,000,000	1,000,143
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (d)	5,000,000	5,000,240

		39,003,484

Commercial Paper—1.0%
Antalis S.A. 0.230%, 04/05/21	2,998,256	2,999,925
Sheffield Receivable 0.220%, 04/06/21	4,997,250	4,999,840
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		12,994,175

Repurchase Agreements—9.2%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $5,000,214; collateralized by various Common Stock with an aggregate market value of $5,555,657.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $19,521,108; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $19,911,525.	19,521,103	19,521,103
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $3,001,021; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $3,144,416.	3,000,000	3,000,000

BHFTI-95

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,451.	5,000,000	$5,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $4,400,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $4,488,002.	4,400,000	4,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,200,006; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,224,004.	1,200,000	1,200,000
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $3,003,961; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $3,297,540.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $9,000,050; collateralized by various Common Stock with an aggregate market value of $10,000,167.	9,000,000	9,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $8,700,046; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $9,622,552.	8,700,000	8,700,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $5,700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $6,304,431.	5,700,000	5,700,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,900,133; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,207,517.	2,900,000	2,900,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,886,495.	1,700,000	1,700,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $13,900,066; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $15,427,845.	13,900,000	13,900,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $19,200,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $21,310,404.	19,200,000	19,200,000

		118,221,103

Time Deposits—0.9%
ABN AMRO Bank NV 0.070%, 04/01/21 (d)	5,000,000	5,000,000
National Australia Bank, Ltd.
0.070%, 04/01/21 (d)	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21 (d)	5,000,000	5,000,000

		12,000,000

Mutual Funds—0.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $188,214,871)		188,218,762

Total Investments—114.3% (Cost $1,093,274,087)		1,468,572,387
Other assets and liabilities (net)—(14.3)%		(183,565,551)

Net Assets—100.0%		$1,285,006,836

BHFTI-96

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $182,879,851 and the collateral received consisted of cash in the amount of $188,208,352. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,272,653,477	$—	$—	$1,272,653,477
Total Short-Term Investment*	—	7,700,148	—	7,700,148
Securities Lending Reinvestments
Certificates of Deposit	—	39,003,484	—	39,003,484
Commercial Paper	—	12,994,175	—	12,994,175
Repurchase Agreements	—	118,221,103	—	118,221,103
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	182,218,762	—	188,218,762
Total Investments	$1,278,653,477	$189,918,910	$—	$1,468,572,387

Collateral for Securities Loaned (Liability)	$—	$(188,208,352)	$—	$(188,208,352)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—90.2% of Net Assets

Security Description	Shares	Value

Argentina—1.0%
MercadoLibre, Inc. (a)	7,050	$10,378,587

Brazil—4.8%
Banco Bradesco S.A. (ADR)	3,407,553	16,015,499
Vale S.A. (ADR)	1,419,700	24,674,386
WEG S.A.	578,126	7,658,155

		48,348,040

China—35.4%
Alibaba Group Holding, Ltd. (a)	1,766,500	49,988,503
Autohome, Inc. (ADR)	78,514	7,323,001
Budweiser Brewing Co. APAC, Ltd.	3,129,900	9,354,379
China Conch Venture Holdings, Ltd.	1,479,500	6,959,638
China Merchants Bank Co., Ltd. - Class H	2,187,000	16,734,735
China Resources Gas Group, Ltd.	2,150,000	11,952,844
China Resources Land, Ltd.	3,606,000	17,468,956
China Tourism Group Duty Free Corp., Ltd. - Class A	306,195	14,362,362
Hangzhou Tigermed Consulting Co., Ltd. - Class A	223,499	5,134,773
Hangzhou Tigermed Consulting Co., Ltd. - Class H (a)	103,100	2,047,087
Kweichow Moutai Co., Ltd. - Class A	35,867	11,024,185
Li Ning Co., Ltd.	1,258,000	8,218,540
LONGi Green Energy Technology Co., Ltd. - Class A	1,447,446	19,664,309
Meituan - Class B (a)	513,000	19,762,949
Midea Group Co., Ltd. - Class A	966,789	12,134,661
NARI Technology Co., Ltd. - Class A	2,494,000	11,883,388
New Oriental Education & Technology Group, Inc. (ADR) (a)	580,050	8,120,700
Ping An Insurance Group Co. of China, Ltd. - Class H	1,633,500	19,507,838
Prosus NV	72,566	8,090,409
Shanghai International Airport Co., Ltd. - Class A	837,822	7,410,040
Shenzhou International Group Holdings, Ltd.	632,200	13,141,070
Sungrow Power Supply Co., Ltd. - Class A	400,508	4,414,163
Tencent Holdings, Ltd.	562,600	44,353,682
Wuxi Biologics Cayman, Inc. (a)	1,260,500	15,899,964
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (b)	2,566,000	4,849,662
Yunnan Energy New Material Co., Ltd. - Class A	257,095	4,404,215

		354,206,053

Hong Kong—2.9%
AIA Group, Ltd.	1,254,400	15,260,405
Hong Kong Exchanges and Clearing, Ltd.	235,390	13,919,785

		29,180,190

India—11.3%
Hindustan Unilever, Ltd.	270,602	8,966,591
Housing Development Finance Corp., Ltd.	849,762	29,210,479
ITC, Ltd.	3,553,316	10,597,470
Kotak Mahindra Bank, Ltd. (a)	597,783	14,393,346
SBI Life Insurance Co., Ltd. (a)	1,051,177	12,636,945
Tata Consultancy Services, Ltd.	493,457	21,460,765
UltraTech Cement, Ltd.	173,077	15,938,785

		113,204,381

Indonesia—2.2%
Bank Central Asia Tbk PT	5,670,500	12,153,134
Bank Rakyat Indonesia Persero Tbk PT (a)	31,045,500	9,421,191

		21,574,325

Macau—1.5%
Sands China, Ltd. (a)	3,071,600	15,403,425

Mexico—4.2%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	156,977	11,825,077
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (a)	408,862	7,261,279
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	2,348,332	13,241,286
Grupo Mexico S.A.B. de C.V.	1,800,120	9,488,732

		41,816,374

Netherlands—1.6%
ASML Holding NV	25,728	15,692,505

Philippines—1.4%
Ayala Land, Inc.	13,292,440	9,406,686
Bank of the Philippine Islands	2,502,022	4,204,176

		13,610,862

Poland—0.5%
Allegro.eu S.A. (a)	356,012	5,006,616

Russia—4.5%
Lukoil PJSC (ADR)	152,223	12,298,096
Novatek PJSC	858,938	16,925,556
Sberbank of Russia PJSC	2,908,688	11,189,700
Yandex NV - Class A (a)	78,544	5,031,529

		45,444,881

South Africa—4.4%
Anglo American Platinum, Ltd.	71,170	10,429,396
Naspers, Ltd. - N Shares	138,154	33,131,180

		43,560,576

South Korea—3.4%
LG Chem, Ltd.	28,886	20,651,663
Samsung SDI Co., Ltd.	23,235	13,615,997

		34,267,660

Taiwan—9.9%
Hon Hai Precision Industry Co., Ltd.	1,552,000	6,807,323
Taiwan Semiconductor Manufacturing Co., Ltd.	4,461,000	92,759,424

		99,566,747

United Kingdom—1.2%
Mondi plc	460,500	11,835,832

Total Common Stocks (Cost $616,030,844)		903,097,054

Preferred Stock—9.1%

South Korea—9.1%
Samsung Electronics Co., Ltd. (Cost $39,291,636)	1,410,130	91,232,721

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—1.0%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $9,536,197; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/23, with a market value of $9,727,009.	9,536,197	$9,536,197

Total Short-Term Investments (Cost $9,536,197)		9,536,197

Securities Lending Reinvestments (c)—0.1%

Repurchase Agreements—0.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $13,689; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $13,963.	13,689	13,689
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $30,197; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $33,398.	30,196	30,196
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $36,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $40,077.	36,115	36,115

		80,000

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (d)	50,000	50,000
Fidelity Government Portfolio, Institutional Class 0.010% (d)	150,000	150,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (d)	50,000	50,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (d)	150,000	150,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	150,000	150,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (d)	150,000	150,000

		700,000

Total Securities Lending Reinvestments (Cost $780,000)		780,000

Total Investments—100.4% (Cost $665,638,677)		1,004,645,972
Other assets and liabilities (net)—(0.4)%		(3,548,147)

Net Assets—100.0%		$1,001,097,825

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $3,288,547 and the collateral received consisted of cash in the amount of $780,000 and non-cash collateral with a value of $2,661,429. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	12.8
Internet & Direct Marketing Retail	12.6
Banks	9.7
Technology Hardware, Storage & Peripherals	9.1
Interactive Media & Services	5.7
Insurance	4.7
Metals & Mining	4.5
Beverages	3.2
Oil, Gas & Consumable Fuels	2.9
Thrifts & Mortgage Finance	2.9

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$10,378,587	$—	$—	$10,378,587
Brazil	48,348,040	—	—	48,348,040
China	15,443,701	338,762,352	—	354,206,053
Hong Kong	—	29,180,190	—	29,180,190
India	—	113,204,381	—	113,204,381
Indonesia	—	21,574,325	—	21,574,325
Macau	—	15,403,425	—	15,403,425
Mexico	41,816,374	—	—	41,816,374
Netherlands	—	15,692,505	—	15,692,505
Philippines	—	13,610,862	—	13,610,862
Poland	—	5,006,616	—	5,006,616
Russia	17,329,625	28,115,256	—	45,444,881
South Africa	—	43,560,576	—	43,560,576
South Korea	—	34,267,660	—	34,267,660
Taiwan	—	99,566,747	—	99,566,747
United Kingdom	—	11,835,832	—	11,835,832
Total Common Stocks	133,316,327	769,780,727	—	903,097,054
Total Preferred Stock*	—	91,232,721	—	91,232,721
Total Short-Term Investment*	—	9,536,197	—	9,536,197
Securities Lending Reinvestments
Repurchase Agreements	—	80,000	—	80,000
Mutual Funds	700,000	—	—	700,000
Total Securities Lending Reinvestments	700,000	80,000	—	780,000
Total Investments	$134,016,327	$870,629,645	$—	$1,004,645,972

Collateral for Securities Loaned (Liability)	$—	$(780,000)	$—	$(780,000)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Argentina—0.3%
MercadoLibre, Inc. (a)	2,733	$4,023,359

Belgium—1.6%
UCB S.A.	200,924	19,112,485

Canada—2.1%
Canadian Pacific Railway, Ltd. (b)	54,600	20,854,619
Kinaxis, Inc. (a)	39,400	4,598,078

		25,452,697

China—4.9%
Alibaba Group Holding, Ltd. (ADR) (a)	66,970	15,184,108
China International Capital Corp., Ltd. - Class H (a)	3,999,600	9,741,414
Midea Group Co., Ltd. - Class A	1,044,769	13,113,428
Prosus NV (a)	8,862	988,028
RLX Technology, Inc. (ADR) (a)	94,525	979,279
Tencent Holdings, Ltd. (b)	211,000	16,634,602
Zai Lab, Ltd. (ADR) (a)	12,863	1,716,310

		58,357,169

Denmark—4.5%
Ascendis Pharma A/S (ADR) (a)	105,623	13,612,692
DSV Panalpina A/S	72,232	14,164,256
Genmab A/S (a)	78,992	25,961,883

		53,738,831

France—6.7%
Adevinta ASA (a)	140,451	2,068,893
Air Liquide S.A.	201,381	32,902,710
BNP Paribas S.A. (a)	539,659	32,789,733
Capgemini SE	75,505	12,851,782

		80,613,118

Germany—20.3%
Allianz SE	117,902	30,015,533
Auto1 Group SE (144A) (a)	57,701	3,271,649
Bayerische Motoren Werke AG	62,313	6,460,417
Brenntag AG	123,332	10,529,137
Delivery Hero SE (144A) (a)	82,754	10,724,892
Deutsche Boerse AG	271,429	45,115,471
Deutsche Post AG	181,363	9,936,654
Deutsche Telekom AG	1,695,436	34,140,807
MTU Aero Engines AG	63,389	14,919,366
Porsche Automobil Holding SE	80,434	8,530,449
Siemens AG	171,672	28,192,178
Siemens Energy AG (a)	302,761	10,868,666
Volkswagen AG	107,306	29,988,076

		242,693,295

Hong Kong—3.9%
AIA Group, Ltd.	3,817,172	46,437,813

India—1.2%
Reliance Industries, Ltd.	518,531	14,270,469

Ireland—1.8%
CRH plc	447,267	20,980,975

Israel—2.9%
Nice, Ltd. (ADR) (a)	160,744	35,037,370

Italy—1.0%
Intesa Sanpaolo S.p.A. (a)	4,435,163	12,056,529

Japan—3.1%
Hoya Corp.	131,175	15,449,902
Sony Corp.	208,200	21,919,598

		37,369,500

Netherlands—5.3%
Argenx SE (ADR) (a)	56,820	15,647,660
ING Groep NV	1,188,594	14,586,376
Koninklijke DSM NV	192,586	32,587,728

		62,821,764

Portugal—1.1%
EDP - Energias de Portugal S.A.	2,285,634	13,072,867

Russia—1.5%
MMC Norilsk Nickel PJSC (ADR)	570,855	17,807,197

South Korea—2.1%
Samsung Electronics Co., Ltd.	352,933	25,492,748

Sweden—1.4%
Sandvik AB (a)	623,188	17,029,940

Switzerland—10.0%
Adecco Group AG	147,830	9,956,101
Idorsia, Ltd. (144A) (a)	343,149	9,202,095
LafargeHolcim, Ltd. (a)	282,535	16,605,887
Lonza Group AG	20,132	11,251,140
Medacta Group S.A. (a)	66,919	7,195,830
Nestle S.A.	205,848	22,942,856
Roche Holding AG	123,881	40,043,240
Temenos AG	21,046	3,029,190

		120,226,339

Taiwan—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,139,000	23,683,700

United Kingdom—9.4%
AVEVA Group plc	366,170	17,276,869
Barclays plc	9,639,196	24,716,308
HSBC Holdings plc	2,312,400	13,500,903
International Consolidated Airlines Group S.A.	4,065,148	11,120,826
Linde plc (a)	164,747	46,141,164

		112,756,070

United States—8.2%
Accenture plc - Class A	38,301	10,580,651

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Alphabet, Inc. - Class A (a)	10,700	$22,068,964
Alphabet, Inc. - Class C (a)	4,849	10,030,787
Amazon.com, Inc. (a)	9,928	30,718,026
Aon plc - Class A	101,728	23,408,630
Coupang, Inc. (a) (b)	33,233	1,640,049

		98,447,107

Total Common Stocks (Cost $920,473,617)		1,141,481,342

Equity Linked Security—2.9%

United Kingdom—2.9%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/21 (a) (c) (Cost $28,214,502)	1,791,145	34,731,138

Preferred Stock—0.7%

Brazil—0.7%
Azul S.A. (a) (Cost $9,419,540)	1,306,900	8,788,282

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,422,935; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $5,531,444.	5,422,935	5,422,935

Total Short-Term Investments (Cost $5,422,935)		5,422,935

Securities Lending Reinvestments (d)—2.0%

Repurchase Agreements—1.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $2,778,743; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $2,834,317.	2,778,742	2,778,742
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $2,000,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,600,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,632,001.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $400,002; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $408,001.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $2,300,013; collateralized by various Common Stock with an aggregate market value of $2,555,598.	2,300,000	2,300,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $500,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $553,020.	500,000	500,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $4,000,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $4,424,162.	4,000,000	4,000,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $3,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $3,329,751.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $1,109,917.	1,000,000	1,000,000

		22,578,742

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds — 0.1%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (e)	1,500,000	$1,500,000

Total Securities Lending Reinvestments (Cost $24,078,742)		24,078,742

Total Investments—101.4% (Cost $987,609,336)		1,214,502,439
Other assets and liabilities (net)—(1.4)%		(16,344,741)

Net Assets—100.0%		$1,198,157,698

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $23,645,093 and the collateral received consisted of cash in the amount of $24,078,742. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $23,198,636, which is 1.9% of net assets.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Chemicals	9.3
Insurance	8.3
Beverages	7.9
Biotechnology	5.5
Internet & Direct Marketing Retail	5.3
Software	5.0
Banks	5.0
Pharmaceuticals	4.9
Capital Markets	4.6
Interactive Media & Services	4.2

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$4,023,359	$—	$—	$4,023,359
Belgium	—	19,112,485	—	19,112,485
Canada	25,452,697	—	—	25,452,697
China	17,879,697	40,477,472	—	58,357,169
Denmark	13,612,692	40,126,139	—	53,738,831
France	—	80,613,118	—	80,613,118
Germany	3,271,649	239,421,646	—	242,693,295
Hong Kong	—	46,437,813	—	46,437,813
India	—	14,270,469	—	14,270,469
Ireland	—	20,980,975	—	20,980,975
Israel	35,037,370	—	—	35,037,370
Italy	—	12,056,529	—	12,056,529
Japan	—	37,369,500	—	37,369,500
Netherlands	15,647,660	47,174,104	—	62,821,764
Portugal	—	13,072,867	—	13,072,867
Russia	—	17,807,197	—	17,807,197
South Korea	—	25,492,748	—	25,492,748
Sweden	—	17,029,940	—	17,029,940
Switzerland	—	120,226,339	—	120,226,339
Taiwan	—	23,683,700	—	23,683,700
United Kingdom	—	112,756,070	—	112,756,070
United States	98,447,107	—	—	98,447,107
Total Common Stocks	213,372,231	928,109,111	—	1,141,481,342
Total Equity Linked Security*	—	34,731,138	—	34,731,138
Total Preferred Stock*	8,788,282	—	—	8,788,282
Total Short-Term Investment*	—	5,422,935	—	5,422,935
Securities Lending Reinvestments
Repurchase Agreements	—	22,578,742	—	22,578,742
Mutual Funds	1,500,000	—	—	1,500,000
Total Securities Lending Reinvestments	1,500,000	22,578,742	—	24,078,742
Total Investments	$223,660,513	$990,841,926	$—	$1,214,502,439

Collateral for Securities Loaned (Liability)	$—	$(24,078,742)	$—	$(24,078,742)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—93.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.5%
Outfront Media Capital LLC Term Loan B, 1.861%, 1M LIBOR + 1.750%, 11/18/26	925,000	$914,016
Red Ventures, LLC Term Loan B2, 2.609%, 1M LIBOR + 2.500%, 11/08/24	264,926	258,331
Terrier Media Buyer, Inc. Term Loan, 3.609%, 1M LIBOR + 3.500%, 12/17/26	1,580,040	1,568,066
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 3.857%, 1M LIBOR + 3.750%, 12/19/23	1,171,169	1,166,777

		3,907,190

Aerospace/Defense—1.7%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 4.500%, 6M LIBOR + 3.500%, 01/17/27	618,750	619,233
Dynasty Acquisition Co., Inc.
Term Loan B1, 3.703%, 3M LIBOR + 3.500%, 04/06/26	2,256,856	2,191,030
Term Loan B2, 3.703%, 3M LIBOR + 3.500%, 04/06/26	1,213,459	1,178,066
Spirit Aerosystems, Inc. Term Loan B, 6.000%, 1M LIBOR + 5.250%, 01/15/25	399,000	402,491
TransDigm, Inc.
Term Loan F, 2.359%, 1M LIBOR + 2.250%, 12/09/25	4,866,244	4,771,133
Term Loan G, 2.359%, 1M LIBOR + 2.250%, 08/22/24	1,650,622	1,622,768
WP CPP Holdings LLC Term Loan, 4.750%, 3M LIBOR + 3.750%, 04/30/25	2,616,917	2,552,803

		13,337,524

Airlines—0.5%
AAdvantage Loyalty, IP Ltd. Term Loan, 04/20/28 (b)	1,000,000	1,024,554
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	409,672	420,255
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	725,000	771,773
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	1,900,000	1,998,207

		4,214,789

Auto Parts & Equipment—2.5%
Adient U.S. LLC Term Loan B, 4.443%, 3M LIBOR + 4.250%, 05/06/24	614,063	614,830
American Axle & Manufacturing, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	1,824,610	1,815,487
Autokiniton U.S. Holdings, Inc. Term Loan B, 6.484%, 1M LIBOR + 6.375%, 05/22/25	729,375	730,287
Clarios Global L.P. USD Term Loan B, 3.359%, 1M LIBOR + 3.250%, 04/30/26	4,038,138	4,022,155
CS Intermediate Holdco 2 LLC Term Loan B, 2.750%, 1M LIBOR + 2.000%, 11/02/23	1,254,516	1,223,676
Dayco Products LLC Term Loan B, 4.440%, 3M LIBOR + 4.250%, 05/19/23	962,500	880,687
Delachaux S.A. Term Loan B, 4.744%, 6M LIBOR + 4.500%, 04/16/26	396,000	394,267
DexKo Global, Inc. Term Loan, 4.500%, 3M LIBOR + 3.500%, 07/24/24	1,736,998	1,736,564

Auto Parts & Equipment—(Continued)
Garrett LX III S.a r.l. Term Loan B, 5.750%, PRIME + 2.500%, 09/27/25	245,625	246,009
Garrett Motion, Inc. DIP Delayed Draw Term Loan, 5.500%, 3M LIBOR + 4.500%, 03/31/21	25,763	25,779
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 2.120%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,375,542
Tenneco, Inc. Term Loan B, 3.109%, 1M LIBOR + 3.000%, 10/01/25	3,250,188	3,175,027
TI Group Automotive Systems LLC Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/16/24	1,494,338	1,493,715
Truck Hero, Inc. Term Loan B, 4.500%, 1M LIBOR + 3.750%, 01/31/28	1,100,000	1,100,000

		19,834,025

Beverages—0.4%
Arterra Wines Canada, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 11/24/27	922,688	924,994
City Brewing Co. LLC Term Loan B, 03/31/28 (b)	800,000	800,000
Triton Water Holdings, Inc. Term Loan, 03/18/28 (b)	1,300,000	1,297,099

		3,022,093

Building Materials—1.6%
ACProducts, Inc. Term Loan B, 7.500%, 3M LIBOR + 6.500%, 08/18/25	365,625	374,309
APi Group DE, Inc.
Incremental Term Loan B, 2.859%, 1M LIBOR + 2.750%, 10/01/26	274,313	273,284
Term Loan B, 2.609%, 1M LIBOR + 2.500%, 10/01/26	1,283,750	1,281,543
Cornerstone Building Brands, Inc. Term Loan, 3.856%, 1M LIBOR + 3.750%, 04/12/25	682,456	682,712
CP Atlas Buyer, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 11/23/27	1,075,000	1,069,541
CPG International, Inc. Term Loan, 3.250%, 3M LIBOR + 2.500%, 05/05/24	1,091,837	1,092,793
Ingersoll-Rand Services Co. Term Loan B, 1.857%, 1M LIBOR + 1.750%, 03/01/27	1,212,750	1,200,622
MI Windows and Doors, LLC Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/18/27	423,938	425,792
Quikrete Holdings, Inc. 1st Lien Term Loan, 2.609%, 1M LIBOR + 2.500%, 02/01/27	4,257,155	4,233,209
Summit Materials Cos. I LLC Term Loan B, 2.109%, 1M LIBOR + 2.000%, 11/21/24	1,548,000	1,545,419

		12,179,224

Chemicals—3.7%
Aruba Investments, Inc. USD Term Loan, 4.750%, 3M LIBOR + 4.000%, 11/24/27	675,000	677,531
Atotech B.V. USD Term Loan B, 3.000%, 3M LIBOR + 2.500%, 03/18/28	950,000	948,367
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B2, 2.004%, 3M LIBOR + 1.750%, 06/01/24	2,813,486	2,803,940

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Element Solutions, Inc. Term Loan B1, 2.109%, 1M LIBOR + 2.000%, 01/31/26	586,568	$584,185
Emerald Performance Materials LLC Term Loan B, 5.000%, 1M LIBOR + 4.000%, 08/12/25	341,429	342,282
Ferro Corp.
Term Loan B1, 2.453%, 3M LIBOR + 2.250%, 02/14/24	174,047	173,231
Term Loan B2, 2.453%, 3M LIBOR + 2.250%, 02/14/24	138,824	138,174
Term Loan B3, 2.453%, 3M LIBOR + 2.250%, 02/14/24	135,871	135,234
Flint Group GmbH Term Loan C, 5.250%, 3M LIBOR + 4.250%, 09/21/23	133,296	130,241
Flint Group U.S. LLC 1st Lien Term Loan B2, 5.250%, 3M LIBOR + 4.250%, 09/21/23	806,331	787,853
HB Fuller Co. Term Loan B, 2.111%, 1M LIBOR + 2.000%, 10/20/24	661,167	659,559
Hexion, Inc. Exit Term Loan, 3.740%, 3M LIBOR + 3.500%, 07/01/26	1,645,688	1,647,745
Illuminate Buyer LLC Term Loan, 3.609%, 1M LIBOR + 3.500%, 06/30/27	748,125	745,553
INEOS Enterprises Holdings U.S. Finco LLC
Term Loan B, 4.500%, 3M LIBOR + 3.500%, 08/28/26	182,132	182,633
USD Term Loan B, 3.250%, 3M LIBOR + 2.750%, 01/29/26	2,300,000	2,294,825
INEOS U.S. Finance LLC Term Loan B, 2.109%, 1M LIBOR + 2.000%, 04/01/24	3,023,438	2,995,951
LSF11 Skyscraper Holdco S.a r.l. USD Term Loan B, 09/29/27 (b)	725,000	725,000
Messer Industries GmbH Term Loan, 2.703%, 3M LIBOR + 2.500%, 03/01/26	1,844,442	1,832,255
Minerals Technologies, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/14/24	746,474	748,341
NIC Acquisition Corp. Term Loan, 4.500%, 6M LIBOR + 3.750%, 12/29/27	700,000	697,813
Orion Engineered Carbons GmbH Term Loan B, 2.193%, 3M LIBOR + 2.000%, 07/25/24	444,485	441,151
PQ Corp.
Term Loan B, 2.462%, 3M LIBOR + 2.250%, 02/07/27	1,470,120	1,461,851
USD Incremental Term Loan B, 4.000%, 3M LIBOR + 3.000%, 02/07/27	1,390,923	1,393,531
Starfruit Finco B.V. Term Loan B, 2.860%, 1M LIBOR + 2.750%, 10/01/25	2,984,491	2,943,081
Trinseo Materials Operating SCA Term Loan, 03/18/28 (b)	900,000	892,125
Tronox Finance LLC Term Loan B, 2.607%, 3M LIBOR + 2.500%, 03/10/28	1,950,000	1,941,063
Venator Materials Corp. Term Loan B, 3.109%, 1M LIBOR + 3.000%, 08/08/24	820,250	808,972

		29,132,487

Coal—0.1%
American Consolidated Natural Resources, Inc. Exit Term Loan, 14.000%, 3M LIBOR + 13.000%, 09/16/25	489,729	483,608
Oxbow Carbon LLC Term Loan B, 5.000%, 1M LIBOR + 4.250%, 10/13/25	316,875	318,657

		802,265

Commercial Services—6.4%
Adtalem Global Education, Inc. Term Loan B, 3.109%, 1M LIBOR + 3.000%, 04/11/25	364,688	362,408
AlixPartners LLP USD Term Loan B, 3.250%, 1M LIBOR + 2.750%, 02/04/28	1,425,000	1,421,240
Allied Universal Holdco LLC Term Loan B, 4.359%, 1M LIBOR + 4.250%, 07/10/26	2,839,063	2,834,980
Amentum Government Services Holdings LLC Term Loan B, 3.609%, 1M LIBOR + 3.500%, 01/29/27	868,438	861,924
American Residential Services LLC Term Loan B, 4.250%, 1M LIBOR + 3.500%, 10/15/27	548,625	548,625
Cambium Learning Group, Inc.
Term Loan B, 5.250%, 3M LIBOR + 4.500%, 12/18/25	1,232,059	1,234,112
CCRR Parent, Inc Term Loan B, 5.000%, 3M LIBOR + 4.250%, 03/06/28	450,000	451,406
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 4.000%, 6M LIBOR + 3.000%, 06/07/23	3,022,619	3,018,605
Electro Rent Corp. 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 01/31/24	1,519,168	1,519,801
Ensemble RCM, LLC Term Loan, 3.962%, 3M LIBOR + 3.750%, 08/03/26	2,263,630	2,263,159
Garda World Security Corp. Term Loan B, 4.370%, 3M LIBOR + 4.250%, 10/30/26	2,053,894	2,057,318
Hertz Corp. (The)
DIP Delayed Draw Term Loan, 8.250%, 1M LIBOR + 7.250%, 12/31/21 (c)	817,499	825,844
Term Loan B, 3.500%, 1M LIBOR + 2.750%, 06/30/23	960,938	964,841
IRI Holdings, Inc. 1st Lien Term Loan, 4.359%, 1M LIBOR + 4.250%, 12/01/25	4,472,485	4,475,281
KUEHG Corp. Incremental Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/21/25	1,400,415	1,372,407
LSC Communications, Inc. Term Loan B, 09/30/22 (d)	637,426	52,194
Monitronics International, Inc. Term Loan, 7.750%, 1M LIBOR + 6.500%, 03/29/24	1,288,488	1,257,350
MPH Acquisition Holdings LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 06/07/23	2,092,535	2,083,855
Nielsen Consumer, Inc. USD Term Loan B, 4.103%, 3M LIBOR + 4.000%, 03/06/28	675,000	673,481
Parexel International Corp. Term Loan B, 2.859%, 1M LIBOR + 2.750%, 09/27/24	1,633,491	1,616,307
Prime Security Services Borrower LLC Term Loan, 3.500%, 1M LIBOR + 2.750%, 09/23/26	2,307,393	2,299,153
PSC Industrial Holdings Corp. 1st Lien Term Loan, 4.750%, 1M LIBOR + 3.750%, 10/11/24	1,620,563	1,586,801
RDV Resources Properties, LLC Exit Term Loan, 15.500%, 1M LIBOR + 14.500%, 03/29/24 (e) (f)	365,431	253,938
Sabre GLBL, Inc.
Term Loan B, 2.109%, 1M LIBOR + 2.000%, 02/22/24	900,946	890,473
Term Loan B, 4.750%, 1M LIBOR + 4.000%, 12/17/27	374,063	378,582
Sotheby’s Term Loan B, 5.500%, 3M LIBOR + 4.750%, 01/15/27	542,636	547,384
Spin Holdco, Inc. Term Loan, 4.750%, 3M LIBOR + 4.000%, 03/01/28	4,050,000	4,021,650

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Syniverse Holdings, Inc. 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/09/23	921,500	$911,051
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 02/06/24	1,872,000	1,746,977
Teneo Holdings LLC Term Loan, 07/11/25 (b)	300,000	300,422
Trans Union LLC Term Loan B5, 1.859%, 1M LIBOR + 1.750%, 11/16/26	2,029,205	2,017,651
TruGreen Limited Partnership Term Loan, 4.750%, 1M LIBOR + 4.000%, 11/02/27	548,625	548,968
TTF Holdings, LLC Term Loan, 03/24/28 (b)	450,000	448,875
United Rentals, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 10/31/25	804,375	807,894
Verscend Holding Corp.
Term Loan B, 08/27/25 (b)	675,000	675,000
Term Loan B, 4.607%, 1M LIBOR + 4.500%, 08/27/25	1,389,368	1,394,827
Victory Capital Holdings, Inc.
Term Loan B, 2.439%, 1W LIBOR + 2.250%, 07/01/26	889,864	882,634
WEX, Inc. Term Loan, 03/18/28 (b)	450,000	449,156

		50,056,574

Computers—1.7%
Cardtronics USA, Inc. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 06/29/27	521,063	522,365
Imprivata, Inc. Term Loan, 4.250%, 1M LIBOR + 3.750%, 12/01/27	1,075,000	1,074,105
MTS Systems Corp. Term Loan B, 4.000%, 1M LIBOR + 3.250%, 07/05/23	471,376	471,966
NCR Corp. Term Loan, 2.720%, 3M LIBOR + 2.500%, 08/28/26	1,392,938	1,385,973
Panther Commercial Holdings L.P. Term Loan, 4.712%, 3M LIBOR + 4.500%, 01/07/28	550,000	548,854
Redstone Buyer LLC Term Loan, 6.000%, 2M LIBOR + 5.000%, 09/01/27	2,967,563	2,987,347
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	1,563,975	1,565,343
Valkyr Purchaser LLC Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/29/27	675,000	678,375
Verifone Systems, Inc. 1st Lien Term Loan, 4.182%, 3M LIBOR + 4.000%, 08/20/25	2,791,268	2,736,023
Western Digital Corp. Term Loan B4, 1.865%, 1M LIBOR + 1.750%, 04/29/23	1,247,091	1,248,426

		13,218,777

Cosmetics/Personal Care—0.3%
Journey Personal Care Corp. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 03/01/28	1,075,000	1,077,688
Sunshine Luxembourg ViII S.a.r.l Term Loan B3, 10/01/26 (b)	1,100,000	1,100,785

		2,178,473

Distribution/Wholesale—1.2%
American Builders & Contractors Supply Co., Inc. Term Loan, 2.109%, 1M LIBOR + 2.000%, 01/15/27	5,737,625	5,702,838
IAA, Inc. Term Loan B, 2.375%, 1M LIBOR + 2.250%, 06/28/26	505,313	504,049
KAR Auction Services, Inc. Term Loan B6, 2.375%, 1M LIBOR + 2.250%, 09/19/26	541,750	532,495
Protective Industrial Products, Inc. Term Loan, 4.750%, 1M LIBOR + 4.000%, 01/20/28	500,000	499,375
Univar, Inc. Term Loan B3, 2.359%, 1M LIBOR + 2.250%, 07/01/24	2,319,386	2,313,008

		9,551,765

Diversified Financial Services—4.9%
Advisor Group, Inc. Term Loan, 4.615%, 1M LIBOR + 4.500%, 07/31/26	1,482,487	1,483,282
Aretec Group, Inc. Term Loan, 4.359%, 1M LIBOR + 4.250%, 10/01/25	3,653,835	3,661,143
Astra Acquisition Corp. Term Loan B1, 5.500%, 1M LIBOR + 4.750%, 03/01/27	769,188	774,956
Avolon TLB Borrower 1 (U.S.) LLC
Term Loan B3, 2.500%, 1M LIBOR + 1.750%, 01/15/25	2,062,580	2,058,317
Term Loan B5, 3.250%, 1M LIBOR + 2.500%, 12/01/27	1,695,750	1,697,987
Citco Funding LLC Term Loan, 2.703%, 3M LIBOR + 2.500%, 09/28/23	2,948,356	2,948,356
Clipper Acquisitions Corp. Term Loan B, 1.853%, 1M LIBOR + 1.750%, 03/03/28	1,091,250	1,087,158
Deerfield Dakota Holding LLC Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	1,885,750	1,890,464
Delos Finance S.a.r.l. Term Loan B, 2.004%, 3M LIBOR + 1.750%, 10/06/23	1,872,500	1,871,184
Ditech Holding Corp. Term Loan, 06/30/22 (d)	1,824,660	346,685
Fiserv Investment Solutions, Inc. Term Loan B, 4.189%, 3M LIBOR + 4.000%, 02/18/27	496,250	496,663
Focus Financial Partners LLC Term Loan, 2.109%, 1M LIBOR + 2.000%, 07/03/24	3,483,904	3,447,821
Franklin Square Holdings L.P. Term Loan B, 2.375%, 1M LIBOR + 2.250%, 08/01/25	487,499	485,366
Greenhill & Co., Inc. Term Loan B, 3.359%, 1M LIBOR + 3.250%, 04/12/24	893,458	892,342
GreenSky Holdings LLC
Term Loan B, 3.375%, 1M LIBOR + 3.250%, 03/31/25	1,285,250	1,246,693
Term Loan B2, 5.500%, 1M LIBOR + 4.500%, 03/29/25	446,625	446,625
Guggenheim Partners LLC Term Loan, 3.500%, 1M LIBOR + 2.750%, 07/21/23	5,102,748	5,097,007
Harbourvest Partners LLC Term Loan B, 2.356%, 3M LIBOR + 2.250%, 03/03/25	851,626	848,433
Hudson River Trading LLC Term Loan, 3.140%, 3M LIBOR + 3.000%, 03/17/28	2,025,000	2,009,813
IG Investment Holdings LLC 1st Lien Term Loan, 5.000%, 3M LIBOR + 4.000%, 05/23/25	2,663,075	2,666,071
LPL Holdings, Inc. Term Loan B1, 1.859%, 1M LIBOR + 1.750%, 11/12/26	1,283,750	1,281,343
NFP Corp. Term Loan, 3.359%, 1M LIBOR + 3.250%, 02/15/27	720,373	710,393

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
PGX Holdings, Inc. 1st Lien Term Loan, 6.250%, PIK + 4.250%, 09/29/23	839,349	$802,627
Virtus Investment Partners, Inc. Term Loan, 3.000%, 3M LIBOR + 2.250%, 06/01/24	369,394	367,547

		38,618,276

Electric—0.8%
Calpine Construction Finance Co. L.P. Term Loan B, 2.109%, 1M LIBOR + 2.000%, 01/15/25	1,220,812	1,206,772
Calpine Corp.
Term Loan B5, 2.610%, 1M LIBOR + 2.500%, 12/16/27	2,638,735	2,626,963
Term Loan B9, 2.110%, 1M LIBOR + 2.000%, 04/05/26	786,000	778,631
Longview Power LLC Exit Term Loan, 11.500%, 3M LIBOR + 10.000%, 07/30/25 (e) (f)	155,184	124,147
Pike Corp. Incremental Term Loan B, 3.130%, 1M LIBOR + 3.000%, 01/21/28	450,000	449,638
Vistra Operations Company LLC 1st Lien Term Loan B3, 1.858%, 1M LIBOR + 1.750%, 12/31/25	1,186,031	1,179,076

		6,365,227

Electrical Components & Equipment—0.1%
Energizer Holdings, Inc. Term Loan, 2.750%, 1M LIBOR + 2.250%, 12/22/27	993,610	992,834

Electronics—0.3%
Celestica, Inc. Term Loan B, 2.609%, 1M LIBOR + 2.500%, 06/27/25	174,000	173,782
Mirion Technologies, Inc. Term Loan B, 4.203%, 3M LIBOR + 4.000%, 03/06/26	1,090,717	1,094,126
Tech Data Corp. ABL Term Loan, 3.609%, 1M LIBOR + 3.500%, 06/30/25	1,069,625	1,073,970
TTM Technologies, Inc. Term Loan, 2.615%, 1M LIBOR + 2.500%, 09/28/24	139,110	139,023

		2,480,901

Engineering & Construction—0.3%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	1,219,751	1,202,694
FrontDoor, Inc. Term Loan B, 2.625%, 1M LIBOR + 2.500%, 08/16/25	348,990	349,099
Rockwood Service Corp. Term Loan, 4.359%, 1M LIBOR + 4.250%, 01/23/27	420,750	422,678
USIC Holdings, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.000%, 12/08/23	169,857	169,397

		2,143,868

Entertainment—2.1%
Alchemy Copyrights LLC Term Loan B, 3.500%, 1M LIBOR + 3.000%, 03/10/28	472,628	474,991
AMC Entertainment Holdings, Inc. Term Loan B, 3.203%, 3M LIBOR + 3.000%, 04/22/26	1,592,500	1,382,774

Entertainment—(Continued)
Aristocrat Technologies, Inc. 1st Lien Term Loan, 1.973%, 3M LIBOR + 1.750%, 10/19/24	938,307	934,202
Crown Finance U.S. Inc.
Incremental Term Loan, 3.750%, 6M LIBOR + 2.750%, 09/30/26	1,283,718	1,091,248
Term Loan, 3.500%, 6M LIBOR + 2.500%, 02/28/25	1,572,890	1,346,607
Term Loan B1, 7.202%, 3M LIBOR + 7.000%, 05/23/24	385,402	489,846
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	2,593,230	2,571,079
GVC Holdings plc Term Loan B3, 3.000%, 6M LIBOR + 2.000%, 03/29/24	994,250	994,250
Live Nation Entertainment, Inc. Term Loan B4, 1.875%, 1M LIBOR + 1.750%, 10/17/26	1,433,820	1,398,871
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 3.750%, 1M LIBOR + 3.000%, 03/31/24	1,294,528	1,275,650
SMG U.S. Midco 2, Inc. Term Loan, 2.712%, 3M LIBOR + 2.500%, 01/23/25	218,299	208,658
Stars Group Holdings B.V. (The) Incremental Term Loan, 3.693%, 3M LIBOR + 3.500%, 07/10/25	2,355,470	2,362,831
UFC Holdings LLC Term Loan B, 3.750%, 6M LIBOR + 3.000%, 04/29/26	2,279,830	2,274,841

		16,805,848

Environmental Control—1.4%
EnergySolutions LLC Term Loan B, 4.750%, 3M LIBOR + 3.750%, 05/09/25	1,094,063	1,089,960
EWT Holdings III Corp.
Term Loan, 03/17/28 (b)	975,000	971,953
Term Loan, 2.609%, 1M LIBOR + 2.500%, 12/20/24	3,370,386	3,369,685
Filtration Group Corp.
1st Lien Term Loan, 3.115%, 1M LIBOR + 3.000%, 03/29/25	1,422,516	1,404,735
Incremental Term Loan, 4.500%, 1M LIBOR + 3.750%, 03/29/25	323,375	323,941
GFL Environmental, Inc. Term Loan, 3.500%, 3M LIBOR + 3.000%, 05/30/25	1,349,657	1,351,826
Harsco Corp. Term Loan, 03/05/28 (b)	400,000	397,667
Northstar Group Services, Inc. Term Loan B, 6.500%, 3M LIBOR + 5.500%, 11/09/26	1,167,656	1,171,062
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 02/28/25	1,070,665	1,007,763
U.S. Ecology Holdings, Inc. Term Loan B, 2.609%, 1M LIBOR + 2.500%, 11/01/26	222,188	222,141

		11,310,733

Food—1.8%
B&G Foods, Inc. Term Loan B4, 2.609%, 1M LIBOR + 2.500%, 10/10/26	381,458	381,577
CHG PPC Parent LLC Term Loan B, 2.857%, 1M LIBOR + 2.750%, 03/31/25	437,625	432,155
CM Acquisition Co. Term Loan, 11.000%, 3M LIBOR + 10.000%, 07/26/23	183,488	182,112
Froneri International, Ltd. Term Loan, 2.359%, 1M LIBOR + 2.250%, 01/29/27	1,860,938	1,837,531

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
H Food Holdings LLC
Incremental Term Loan, 4.109%, 1M LIBOR + 4.000%, 05/23/25	391,000	$389,595
Term Loan B, 3.796%, 1M LIBOR + 3.687%, 05/23/25	656,438	651,651
JBS USA Lux S.A. Term Loan B, 2.109%, 1M LIBOR + 2.000%, 05/01/26	5,816,349	5,782,178
Nomad Foods Europe Midco, Ltd. Term Loan B4, 2.356%, 1M LIBOR + 2.250%, 05/15/24	1,715,114	1,701,715
Shearer’s Foods, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 09/23/27	373,127	373,166
Simply Good Foods USA, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 07/07/24	297,140	298,300
U.S. Foods, Inc.
Term Loan B, 1.859%, 1M LIBOR + 1.750%, 06/27/23	751,336	742,522
Term Loan B, 2.109%, 1M LIBOR + 2.000%, 09/13/26	1,452,875	1,427,147
UTZ Quality Foods LLC Term Loan B, 3.109%, 1M LIBOR + 3.000%, 01/20/28	149,625	149,759

		14,349,408

Food Service—0.2%
Aramark Services, Inc.
Term Loan B3, 1.859%, 1M LIBOR + 1.750%, 03/11/25	816,080	808,793
Term Loan B4, 1.859%, 1M LIBOR + 1.750%, 01/15/27	990,000	977,006

		1,785,799

Forest Products & Paper—0.3%
Asplundh Tree Expert LLC Term Loan B, 1.859%, 1M LIBOR + 1.750%, 09/07/27	1,094,500	1,093,035
Clearwater Paper Corp. Term Loan B, 3.125%, 3M LIBOR + 3.000%, 07/26/26	129,250	129,573
Neenah, Inc. Term Loan B, 03/19/28 (b)	400,000	400,000

		1,622,608

Gas—0.1%
UGI Energy Services, LLC Term Loan B, 3.859%, 1M LIBOR + 3.750%, 08/13/26	908,813	910,801

Hand/Machine Tools—0.4%
Alliance Laundry Systems LLC Term Loan B, 4.250%, 3M LIBOR + 3.500%, 10/08/27	1,047,375	1,046,503
Apex Tool Group, LLC Term Loan B, 6.500%, 1M LIBOR + 5.250%, 08/01/24	2,162,918	2,164,462

		3,210,965

Healthcare-Products—1.3%
Albany Molecular Research, Inc.
1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 08/30/24	1,151,375	1,153,294
Incremental Term Loan, 4.500%, 3M LIBOR + 3.500%, 08/30/24	224,438	225,069
Avantor Funding, Inc.
Incremental Term Loan B4, 3.250%, 1M LIBOR + 2.250%, 11/08/27	1,371,563	1,373,791
Term Loan B3, 3.250%, 1M LIBOR + 2.250%, 11/21/24	468,519	469,397
CPI International, Inc. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/26/24	568,850	568,406

Healthcare-Products—(Continued)
CryoLife, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.250%, 12/01/24	459,563	461,286
DuPage Medical Group, Ltd. Term Loan, 4.000%, 3M LIBOR + 3.250%, 03/05/28	475,000	473,456
Greatbatch, Ltd. Term Loan B, 3.500%, 1M LIBOR + 2.500%, 10/27/22	2,195,119	2,201,292
Hanger, Inc. 1st Lien Term Loan, 3.609%, 1M LIBOR + 3.500%, 03/06/25	994,250	994,560
Ortho-Clinical Diagnostics S.A. Term Loan B, 3.359%, 1M LIBOR + 3.250%, 06/30/25	1,806,775	1,806,068
Sotera Health Holdings LLC Term Loan, 3.250%, 3M LIBOR + 2.750%, 12/11/26	575,000	574,281

		10,300,900

Healthcare-Services—5.1%
Accelerated Health Systems LLC Term Loan B, 3.611%, 1M LIBOR + 3.500%, 10/31/25	488,750	486,917
ADMI Corp. Term Loan B, 2.865%, 1M LIBOR + 2.750%, 04/30/25	1,556,221	1,537,602
Alliance Healthcare Services, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/24/23	682,357	639,710
BioClinica Holding I L.P. 1st Lien Term Loan, 5.250%, 1M LIBOR + 4.250%, 10/20/23	1,362,710	1,363,562
BW NHHC Holdco, Inc. 1st Lien Term Loan, 5.189%, 3M LIBOR + 5.000%, 05/15/25	899,563	845,214
Cambrex Corp. Term Loan, 4.250%, 1M LIBOR + 3.500%, 12/04/26	274,313	274,913
Cano Health LLC
Delayed Draw Term Loan, 11/19/27 (c)	313,931	314,226
Term Loan, 5.500%, 3M LIBOR + 4.750%, 11/19/27	858,916	859,722
Catalent Pharma Solutions, Inc. Term Loan B3, 2.500%, 1M LIBOR + 2.000%, 02/22/28	837,313	839,406
Envision Healthcare Corp. 1st Lien Term Loan, 3.859%, 1M LIBOR + 3.750%, 10/10/25	4,154,375	3,590,651
eResearchTechnology, Inc. 1st Lien Term Loan, 02/04/27 (b)	300,000	300,633
Gentiva Health Services, Inc. Term Loan, 2.875%, 1M LIBOR + 2.750%, 07/02/25	1,912,308	1,904,340
GHX Ultimate Parent Corp. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 06/28/24	1,060,676	1,056,699
IQVIA, Inc.
Term Loan B1, 1.859%, 1M LIBOR + 1.750%, 03/07/24	1,336,768	1,330,919
Term Loan B2, 1.859%, 1M LIBOR + 1.750%, 01/17/25	1,431,745	$1,425,481
Loire Finco Luxembourg S.a.r.l. Term Loan, 3.109%, 1M LIBOR + 3.000%, 04/21/27	297,756	294,902
Medical Solutions LLC Term Loan, 5.500%, 1M LIBOR + 4.500%, 06/14/24	863,109	864,728
National Mentor Holdings, Inc.
Delayed Draw Term Loan, 4.450%, 02/18/28 (c)	197,230	196,455
Term Loan, 4.500%, 3M LIBOR + 3.750%, 02/18/28	1,793,003	1,783,851
Term Loan C, 03/09/26 (b)	6,764	6,727
Term Loan C, 4.500%, 3M LIBOR + 3.750%, 02/18/28	59,767	59,680
One Call Corp. Term Loan B, 6.250%, 3M LIBOR + 5.250%, 11/27/22	986,218	982,828

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Phoenix Guarantor, Inc.
Term Loan B, 03/05/26 (b)	800,000	$796,250
Term Loan B, 3.361%, 1M LIBOR + 3.250%, 03/05/26	1,621,228	1,610,927
Term Loan B2, 4.250%, 1M LIBOR + 3.750%, 03/05/26	548,625	546,053
PPD, Inc. Initial Term Loan, 2.750%, 1M LIBOR + 2.250%, 01/13/28	5,400,000	5,383,546
Radiology Partners, Inc. 1st Lien Term Loan B, 5.295%, 1M LIBOR + 4.250%, 07/09/25	1,453,497	1,444,594
RadNet, Inc. Term Loan, 4.500%, 3M LIBOR + 3.750%, 06/30/23	1,929,700	1,933,518
Select Medical Corp. Term Loan B, 2.360%, 1M LIBOR + 2.250%, 03/06/25	2,457,947	2,448,729
Sound Inpatient Physicians 1st Lien Term Loan, 2.859%, 1M LIBOR + 2.750%, 06/27/25	413,313	411,891
Surgery Center Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 09/03/24	892,625	885,930
Syneos Health, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 08/01/24	447,049	445,745
U.S. Anesthesia Partners, Inc. Term Loan, 4.000%, 6M LIBOR + 3.000%, 06/23/24	2,129,309	2,104,973
U.S. Radiology Specialists, Inc. Term Loan, 6.250%, 3M LIBOR + 5.500%, 12/10/27	748,125	751,866

		39,723,188

Holding Companies-Diversified—0.1%
Belfor Holdings Inc. Term Loan B, 4.109%, 1M LIBOR + 4.000%, 04/06/26	542,125	543,480

Home Builders—0.1%
Thor Industries, Inc. USD Term Loan, 3.201%, 3M LIBOR + 3.000%, 02/01/26	927,840	930,449

Home Furnishings—0.2%
Coinamatic Canada, Inc. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/16/22	107,824	107,666
Mattress Firm, Inc. Term Loan B, 6.250%, 6M LIBOR + 5.250%, 11/26/27	755,625	766,960
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/16/22	664,536	663,567

		1,538,193

Household Products/Wares—0.1%
Kronos Acquisition Holdings, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.750%, 12/22/26	1,172,063	1,156,923

Housewares—0.1%
CFS Brands, LLC 1st Lien Term Loan, 4.000%, 6M LIBOR + 3.000%, 03/20/25	242,866	233,658
Libbey Glass, Inc. Exit Term Loan, 11.000%, 3M LIBOR + 10.000%, 11/12/25	284,082	278,578

		512,236

Insurance—3.6%
Alliant Holdings Intermediate, LLC
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 05/09/25	2,667,667	2,637,112
Term Loan B3, 4.250%, 1M LIBOR + 3.750%, 10/08/27	273,202	273,324
American Trailer World Corp. Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/17/28	550,000	546,906
AmWINS Group, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/17/28	3,940,125	3,919,369
AssuredPartners, Inc. Term Loan B, 3.609%, 1M LIBOR + 3.500%, 02/12/27	172,813	171,111
Asurion LLC
2nd Lien Term Loan B3, 5.359%, 1M LIBOR + 5.250%, 01/31/28	1,160,000	1,182,910
Extended Term Loan, 3.359%, 1M LIBOR + 3.250%, 12/23/26	5,386,500	5,358,447
Term Loan B6, 3.109%, 1M LIBOR + 3.000%, 11/03/23	1,783,752	1,780,547
HUB International, Ltd.
Term Loan B, 3.215%, 3M LIBOR + 3.000%, 04/25/25	4,449,187	4,391,784
Term Loan B, 4.000%, 3M LIBOR + 3.250%, 04/25/25	1,584,000	1,585,904
Ryan Specialty Group LLC Term Loan, 4.000%, 1M LIBOR + 3.250%, 09/01/27	1,666,625	1,669,403
Sedgwick Claims Management Services, Inc. Term Loan B, 3.359%, 1M LIBOR + 3.250%, 12/31/25	1,075,250	1,061,389
USI, Inc.
Incremental Term Loan B, 3.449%, 3M LIBOR + 3.250%, 12/02/26	1,209,692	1,199,324
Term Loan, 3.203%, 3M LIBOR + 3.000%, 05/16/24	2,605,500	2,578,747

		28,356,277

Internet—2.8%
Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 02/12/25	1,079,145	1,079,280
Buzz Merger Sub Ltd
Term Loan B, 2.859%, 1M LIBOR + 2.750%, 01/29/27	495,000	492,525
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 01/29/27	199,000	199,000
CNT Holdings I Corp. 2nd LienTerm Loan, 4.500%, 6M LIBOR + 3.750%, 11/08/27	650,000	649,188
Endure Digital, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 02/10/28	2,850,000	2,842,282
Getty Images, Inc. Term Loan B, 4.609%, 1W LIBOR + 4.500%, 02/19/26	2,651,244	2,631,360
Go Daddy Operating Co. LLC
Term Loan B1, 1.857%, 1M LIBOR + 1.750%, 02/15/24	2,901,587	2,883,122
Term Loan B4, 2.193%, 3M LIBOR + 2.000%, 08/10/27	1,066,938	1,062,103
Hoya Midco LLC 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 06/30/24	938,299	923,052
Imperva, Inc. 1st Lien Term Loan, 5.000%, 3M LIBOR + 4.000%, 01/12/26	547,215	547,643
Match Group, Inc. Term Loan B, 1.948%, 3M LIBOR + 1.750%, 02/13/27	675,000	670,641
ProQuest LLC Term Loan, 3.359%, 1M LIBOR + 3.250%, 10/23/26	1,794,644	1,785,446
Uber Technologies, Inc.
1st Lien Term Loan B, 3.609%, 1M LIBOR + 3.500%, 04/04/25	1,385,813	1,381,482
Term Loan B, 3.609%, 1M LIBOR + 3.500%, 02/16/27	4,277,224	4,264,623

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Vungle, Inc. Term Loan B, 5.609%, 1M LIBOR + 5.500%, 09/30/26	591,000	$593,401

		22,005,148

Investment Companies—0.2%
EIG Management Co. LLC Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/22/25	242,500	243,106
FinCo I LLC Term Loan B, 2.615%, 1M LIBOR + 2.500%, 06/27/25	1,475,363	1,469,462

		1,712,568

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 4.750%, 1M LIBOR + 3.750%, 03/01/25	1,310,716	1,301,704
TMS International Corp. 2020 Term Loan B3, 3.750%, 3M LIBOR + 2.750%, 08/14/24	224,438	223,596

		1,525,300

Leisure Time—1.2%
Bombardier Recreational Products, Inc. Term Loan, 2.109%, 1M LIBOR + 2.000%, 05/24/27	4,649,301	4,606,127
Carnival Corp. Term Loan B, 8.500%, 1M LIBOR + 7.500%, 06/30/25	1,240,625	1,284,047
ClubCorp Holdings, Inc. Term Loan B, 2.953%, 3M LIBOR + 2.750%, 09/18/24	1,640,500	1,546,171
Hayward Industries, Inc. 1st Lien Term Loan, 3.609%, 1M LIBOR + 3.500%, 08/05/24	347,953	348,258
SRAM LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 03/15/24	667,867	669,537
Travel Leaders Group LLC Term Loan B, 4.109%, 1M LIBOR + 4.000%, 01/25/24	1,249,912	1,176,740

		9,630,880

Lodging—1.3%
CityCenter Holdings LLC Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/18/24	2,289,392	2,263,795
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 2.109%, 1M LIBOR + 2.000%, 11/30/23	861,750	860,471
Golden Nugget, Inc. Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	3,988,187	3,934,347
Playa Resorts Holding B.V. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	2,000,673	1,927,928
Wyndham Hotels & Resorts, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 05/30/25	1,170,000	1,159,489

		10,146,030

Machinery-Construction & Mining—0.5%
Brookfield WEC Holdings, Inc. Term Loan, 3.250%, 1M LIBOR + 2.750%, 08/01/25	4,012,855	3,983,834

Machinery-Diversified—1.9%
AI Alpine AT Bidco GmbH Term Loan B, 3.234%, 6M LIBOR + 3.000%, 10/31/25	195,500	191,468
Altra Industrial Motion Corp.
Term Loan B, 2.109%, 1M LIBOR + 2.000%, 10/01/25	527,612	525,436
Clark Equipment Co. Term Loan B, 1.953%, 3M LIBOR + 1.750%, 05/18/24	1,011,468	1,004,672
CPM Holdings, Inc. 1st Lien Term Loan, 3.615%, 1M LIBOR + 3.500%, 11/17/25	1,789,422	1,748,788
DXP Enterprises, Inc. Term Loan, 5.750%, 1M LIBOR + 4.750%, 12/16/27	548,625	549,996
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 4.000%, 3M LIBOR + 3.000%, 07/19/24	1,136,813	1,134,174
Incremental Term Loan, 5.250%, 3M LIBOR + 4.250%, 07/19/24	268,813	268,980
Gardner Denver, Inc.
Term Loan B, 2.857%, 1M LIBOR + 2.750%, 03/01/27	1,240,625	1,239,721
Term Loan B2, 1.857%, 1M LIBOR + 1.750%, 03/01/27	1,097,845	1,086,866
GrafTech Finance, Inc. Term Loan B, 3.500%, 1M LIBOR + 3.000%, 02/12/25	987,374	988,920
Granite Holdings U.S. Acquisition Co. Term Loan B, 4.203%, 3M LIBOR + 4.000%, 09/30/26	997,665	996,418
Rexnord LLC Term Loan B, 1.859%, 1M LIBOR + 1.750%, 08/21/24	1,456,277	1,456,847
Thermon Industries, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 10/30/24	207,900	208,420
Titan Acquisition, Ltd. Term Loan B, 3.267%, 6M LIBOR + 3.000%, 03/28/25	2,691,743	2,642,955
Welbilt, Inc. Term Loan B, 2.607%, 1M LIBOR + 2.500%, 10/23/25	794,103	764,324

		14,807,985

Media—5.2%
Adevinta ASA Term Loan B, 11/05/27 (b)	275,000	275,559
Charter Communications Operating LLC Term Loan B2, 1.860%, 1M LIBOR + 1.750%, 02/01/27	1,859,305	1,851,983
CSC Holdings LLC
Incremental Term Loan, 2.356%, 1M LIBOR + 2.250%, 01/15/26	931,000	920,027
Term Loan B1, 2.356%, 1M LIBOR + 2.250%, 07/17/25	2,368,652	2,339,636
Term Loan B5, 2.606%, 1M LIBOR + 2.500%, 04/15/27	1,173,150	1,161,733
Cumulus Media New Holdings, Inc. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 03/31/26	423,518	419,151
Diamond Sports Group, LLC Term Loan, 3.360%, 1M LIBOR + 3.250%, 08/24/26	2,634,875	1,867,468
Entercom Media Corp. Term Loan, 2.609%, 1M LIBOR + 2.500%, 11/18/24	873,127	856,346
Entravision Communications Corp. Term Loan B, 2.859%, 1M LIBOR + 2.750%, 11/29/24	732,875	726,462
Global Eagle Entertainment, Inc.
2nd Lien Takeback Term Loan, 9.250%, 3M LIBOR + 8.250%, 03/23/26	304,988	286,688
Exit Term Loan, 11.250%, 3M LIBOR + 10.000%, 03/24/25	158,328	154,897
Gray Television, Inc.
Term Loan B, 2.365%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,463,009
Term Loan C, 2.615%, 1M LIBOR + 2.500%, 01/02/26	552,268	549,075

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Hubbard Radio LLC Term Loan B, 5.250%, 3M LIBOR + 4.250%, 03/28/25	514,141	$511,570
iHeartCommunications, Inc.
Incremental Term Loan, 4.750%, 1M LIBOR + 4.000%, 05/01/26	372,188	368,000
Term Loan, 3.109%, 1M LIBOR + 3.000%, 05/01/26	938,125	928,660
LCPR Loan Financing LLC Term Loan B, 3.843%, 3M LIBOR + 3.750%, 10/15/28	250,000	250,781
Nexstar Broadcasting, Inc.
Term Loan B3, 2.360%, 1M LIBOR + 2.250%, 01/17/24	1,086,220	1,080,983
Term Loan B4, 2.615%, 1M LIBOR + 2.750%, 09/18/26	388,236	385,879
Nielsen Finance LLC Term Loan B5, 4.750%, 1M LIBOR + 3.750%, 06/04/25	606,466	609,953
Recorded Books, Inc. Term Loan, 4.109%, 1M LIBOR + 4.000%, 08/29/25	235,231	234,569
Sinclair Television Group, Inc.
Term Loan B2, 2.360%, 1M LIBOR + 2.250%, 01/03/24	1,743,146	1,735,302
Term Loan B2B, 2.610%, 1M LIBOR + 2.500%, 09/30/26	541,750	535,655
Univision Communications, Inc.
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 03/15/26	1,475,329	1,476,160
Term Loan C5, 2.857%, 1M LIBOR + 2.750%, 03/15/24	1,923,934	1,912,962
UPC Broadband Holding B.V.
Term Loan B, 2.356%, 1M LIBOR + 2.250%, 04/30/28	775,000	768,811
Term Loan B1, 3.606%, 1M LIBOR + 3.500%, 01/31/29	1,787,500	1,785,107
Term Loan B2, 3.606%, 1M LIBOR + 3.500%, 01/31/29	1,787,500	1,785,107
Virgin Media Bristol LLC
Term Loan N, 2.511%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,401,257
Term Loan Q, 01/31/29 (b)	1,125,000	1,124,598
Ziggo Financing Partnership Term Loan I, 2.606%, 1M LIBOR + 2.500%, 04/30/28	6,475,000	6,417,897

		41,185,285

Metal Fabricate/Hardware—1.3%
Advanced Drainage Systems, Inc. Term Loan B, 2.375%, 1M LIBOR + 2.250%, 07/31/26	189,107	189,580
Ameriforge Group, Inc.
EXIT Term Loan, 9.000%, 3M LIBOR + 8.000%, 06/08/22	790,843	478,460
Term Loan, 8.227%, 12/31/23 (c) (e) (f)	50,462	30,530
Atkore International, Inc. 1st Lien Term Loan, 3.750%, 3M LIBOR + 2.750%, 12/22/23	1,153,958	1,157,564
Dynacast International LLC First Out Term Loan, 5.750%, 3M LIBOR + 4.750%, 07/19/25	873,086	867,629
Hillman Group, Inc. (The)
Delayed Draw Term Loan, 02/23/28 (b) (c)	71,730	71,483
Term Loan B1, 02/23/28 (b)	353,270	352,056
Neenah Foundry Co. Term Loan, 10.000%, 2M LIBOR + 9.000%, 12/13/22	582,407	509,606
Penn Engineering & Manufacturing Corp. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 06/27/24	167,106	167,106
Werner FinCo L.P. Term Loan, 5.000%, 3M LIBOR + 4.000%, 07/24/24	1,351,907	1,346,837
WireCo WorldGroup, Inc. 1st Lien Term Loan, 5.199%, 3M LIBOR + 5.000%, 09/30/23	1,043,974	1,021,137

Metal Fabricate/Hardware—(Continued)
Zekelman Industries, Inc. Term Loan, 2.110%, 1M LIBOR + 2.000%, 01/24/27	4,125,792	4,080,235

		10,272,223

Mining—0.0%
PMHC II, Inc. 1st Lien Term Loan, 4.500%, 12M LIBOR + 3.500%, 03/31/25	339,500	331,720

Miscellaneous Manufacturing—1.3%
CeramTec AcquiCo GmbH Term Loan B2, 2.940%, 3M LIBOR + 2.750%, 03/07/25	1,050,529	1,026,892
EXC Holdings III Corp. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 12/02/24	435,375	436,191
Gates Global LLC
Term Loan B3, 3.500%, 1M LIBOR + 2.750%, 03/31/27	3,679,857	3,675,448
Gemini HDPE LLC Term Loan B, 3.500%, 3M LIBOR + 3.000%, 12/31/27	700,000	699,125
LTI Holdings, Inc.
1st Lien Term Loan, 3.609%, 1M LIBOR + 3.500%, 09/06/25	1,220,705	1,204,493
Term Loan, 4.859%, 1M LIBOR + 4.750%, 07/24/26	172,375	171,082
Momentive Performance Materials, Inc. Term Loan B, 3.360%, 1M LIBOR + 3.250%, 05/15/24	2,358,000	2,320,666
Ravago Holdings America, Inc. Term Loan B, 2.610%, 3M LIBOR + 2.500%, 02/18/28	225,000	224,438
Rohm Holding GmbH Term Loan B, 5.228%, 6M LIBOR + 5.000%, 07/31/26	345,614	346,046

		10,104,381

Oil & Gas—1.0%
Apro LLC Term Loan B, 5.000%, 3M LIBOR + 4.000%, 11/14/26	782,145	782,634
CITGO Holding, Inc. Term Loan B, 8.000%, 3M LIBOR + 7.000%, 08/01/23	221,625	213,868
CITGO Petroleum Corp. Term Loan B, 7.250%, 3M LIBOR + 6.250%, 03/28/24	1,965,444	1,974,658
Delek U.S. Holdings, Inc.
Incremental Term Loan B, 6.500%, 1M LIBOR + 5.500%, 03/31/25	544,500	549,434
Term Loan B, 2.359%, 1M LIBOR + 2.250%, 03/31/25	3,588,625	3,494,743
Fieldwood Energy LLC
1st Lien Term Loan, 04/11/22 † (d)	1,276,437	501,002
DIP Delayed Draw Term Loan, 9.750%, 1M LIBOR + 8.750%, 08/04/21 † (c)	188,572	195,172
Sunrise Oil & Gas Properties LLC
First Out Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	81,331	73,605
Last Out Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	183,312	115,669

		7,900,785

Oil & Gas Services—0.1%
Apergy Corp.
1st Lien Term Loan, 2.625%, 1M LIBOR + 2.500%, 05/09/25	109,639	109,364
Term Loan, 6.000%, 3M LIBOR + 5.000%, 06/03/27	192,500	196,470

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
Lealand Finance Company B.V.
Make Whole Term Loan, 3.109%, 1M LIBOR + 3.000%, 06/30/24	22,144	$18,048
Take Back Term Loan, 1.109%, 1M LIBOR + 1.000%, 06/30/25	269,630	159,756

		483,638

Packaging & Containers—2.1%
Berry Global, Inc. Term Loan Z, 1.898%, 1M LIBOR + 1.750%, 07/01/26	835,157	828,567
BWAY Holding Co. Term Loan B, 3.443%, 3M LIBOR + 3.250%, 04/03/24	1,876,875	1,837,997
Charter NEX Films U.S., Inc. 2020 Term Loan, 5.000%, 1M LIBOR + 4.250%, 12/01/27	425,000	426,295
Flex Acquisition Co., Inc.
Incremental Term Loan, 3.238%, 3M LIBOR + 3.250%, 06/29/25	1,305,536	1,285,837
Term Loan, 4.000%, 1M LIBOR + 3.500%, 02/23/28	4,698,796	4,649,605
Pregis TopCo Corp. 1st Lien Term Loan, 3.859%, 1M LIBOR + 3.750%, 07/31/26	567,813	564,619
Proampac PG Borrower LLC Term Loan, 5.000%, 3M LIBOR + 4.000%, 11/03/25	700,000	700,350
Reynolds Group Holdings, Inc.
Term Loan, 2.859%, 1M LIBOR + 2.750%, 02/05/23	1,474,857	1,472,437
Term Loan B2, 3.359%, 1M LIBOR + 3.250%, 02/05/26	1,321,688	1,308,883
Ring Container Technologies Group LLC 1st Lien Term Loan, 2.859%, 1M LIBOR + 2.750%, 10/31/24	726,173	720,726
TricorBraun Holdings, Inc.
Delayed Draw Term Loan, 3.750%, 3M LIBOR + 3.250%, 03/03/28 (c)	105,585	104,785
Term Loan, 3.750%, 3M LIBOR + 3.250%, 03/03/28	469,415	465,857
Trident TPI Holdings, Inc. Term Loan B1, 4.000%, 3M LIBOR + 3.000%, 10/17/24	1,864,014	1,850,179

		16,216,137

Pharmaceuticals—4.5%
Akorn, Inc. Take Back Term Loan, 8.500%, 3M LIBOR + 7.500%, 10/01/25	660,360	676,456
Alkermes, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.500%, 03/09/26	346,407	346,407
Alphabet Holding Co., Inc. 1st Lien Term Loan, 3.609%, 1M LIBOR + 3.500%, 09/26/24	2,171,250	2,159,425
Amneal Pharmaceuticals LLC Term Loan B, 3.609%, 1M LIBOR + 3.500%, 05/04/25	2,971,283	2,922,628
Arbor Pharmaceuticals, Inc. Term Loan B, 6.000%, 3M LIBOR + 5.000%, 07/05/23	720,452	699,739
Bausch Health Companies, Inc. Term Loan B, 3.109%, 1M LIBOR + 3.000%, 06/02/25	4,906,205	4,895,352
Change Healthcare Holdings LLC Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	3,330,648	3,330,232
Elanco Animal Health, Inc. Term Loan B, 1.865%, 1M LIBOR + 1.750%, 08/01/27	1,771,891	1,750,850
Gainwell Acquisition Corp. Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	5,518,250	5,504,454

Pharmaceuticals—(Continued)
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.081%, 1W LIBOR + 2.000%, 11/15/27	3,894,453	3,855,953
HLF Financing S.a r.l. Term Loan B, 2.609%, 1M LIBOR + 2.500%, 08/18/25	950,625	948,586
Horizon Therapeutics USA, Inc.
Term Loan B, 2.125%, 1M LIBOR + 2.000%, 05/22/26	988,299	987,887
Term Loan B, 2.500%, 3M LIBOR + 2.000%, 02/26/28	2,000,000	1,996,666
Mallinckrodt International Finance S.A.
Term Loan B, 5.500%, 3M LIBOR + 4.750%, 09/24/24	4,007,346	3,962,264
Term Loan B, 5.750%, 3M LIBOR + 5.000%, 02/24/25	513,688	507,588
Packaging Coordinators Midco, Inc. Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/30/27	1,075,000	1,075,840
PetVet Care Centers LLC Term Loan B3, 4.250%, 1M LIBOR + 3.500%, 02/14/25	149,620	149,480

		35,769,807

Pipelines—0.8%
Blackstone CQP Holdco L.P. Term Loan B, 3.687%, 3M LIBOR + 3.500%, 09/30/24	2,386,379	2,383,396
Buckeye Partners L.P. Term Loan B, 2.359%, 3M LIBOR + 2.250%, 11/01/26	2,351,295	2,341,661
Centurion Pipeline Co., LLC
Incremental Term Loan, 4.109%, 1M LIBOR + 4.000%, 09/28/25	199,500	198,502
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 09/29/25	219,938	219,388
Prairie ECI Acquiror L.P. Term Loan B, 4.859%, 1M LIBOR + 4.750%, 03/11/26	1,136,315	1,105,145

		6,248,092

Real Estate—0.6%
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 2.859%, 1M LIBOR + 2.750%, 08/21/25	2,422,222	2,379,833
RE/MAX International, Inc. Term Loan B, 3.750%, 3M LIBOR + 2.750%, 12/15/23	1,837,947	1,837,947
Realogy Group LLC Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/08/25	650,504	643,998

		4,861,778

Real Estate Investment Trusts—0.7%
Brookfield Property REIT, Inc. 1st Lien Term Loan B, 2.609%, 1M LIBOR + 2.500%, 08/27/25	877,500	840,023
ESH Hospitality, Inc. Term Loan B, 2.109%, 1M LIBOR + 2.000%, 09/18/26	1,275,646	1,268,913
Iron Mountain, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 01/02/26	800,250	790,747
VICI Properties 1 LLC Term Loan B, 1.861%, 1M LIBOR + 1.750%, 12/20/24	2,352,273	2,328,261

		5,227,944

Retail—3.4%
1011778 B.C. Unlimited Liability Co. Term Loan B4, 1.859%, 1M LIBOR + 1.750%, 11/19/26	5,060,938	4,979,148

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Ascena Retail Group, Inc. Term Loan B, 08/21/22 (d)	1,420,590	$228,182
Beacon Roofing Supply, Inc. Term Loan B, 2.359%, 1M LIBOR + 2.250%, 01/02/25	293,144	291,999
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 2.106%, 1M LIBOR + 2.000%, 02/03/24	1,152,489	1,153,340
BW Gas & Convenience Holdings LLC Term Loan, 6.360%, 1M LIBOR + 6.250%, 11/18/24	427,485	431,893
David’s Bridal, Inc.
New Money Term Loan, 7.000%, 3M LIBOR + 6.000%, 06/30/23 (e) (f)	271,318	242,368
Priority Term Loan, 6.000%, PIK + 5.000%, 06/23/23 (e) (f)	230,378	226,553
Foundation Building Materials Holding Co. LLC Term Loan, 3.750%, 1M LIBOR + 3.250%, 02/03/28	1,150,000	1,141,016
Great Outdoors Group LLC Term Loan B, 5.000%, 6M LIBOR + 4.250%, 03/06/28	2,518,688	2,522,886
Harbor Freight Tools USA, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 10/19/27	1,346,625	1,347,383
IRB Holding Corp.
Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	498,750	498,260
Term Loan B, 2.953%, 6M LIBOR + 2.750%, 02/05/25	2,888,054	2,868,973
Les Schwab Tire Centers Term Loan B, 4.250%, 3M LIBOR + 3.500%, 11/02/27	2,418,938	2,427,000
Murphy USA, Inc. Term Loan B, 2.250%, 1M LIBOR + 1.750%, 01/31/28	325,000	326,625
Park River Holdings, Inc. Term Loan, 4.000%, 3M LIBOR + 3.250%, 12/28/27	625,000	622,601
PetSmart, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/12/28	1,325,000	1,324,448
Phillips Feed Service, Inc.
Term Loan, 8.000%, 3M LIBOR + 7.000%, 11/13/24 (e) (f)	11,578	9,263
Pier 1 Imports (U.S.), Inc. Term Loan B, 04/30/21 (d) (e) (f)	254,455	203,564
Serta Simmons Bedding LLC
Super Priority First Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	915,400	927,300
Super Priority Second Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	3,027,574	2,914,040
Steinway Musical Instruments, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 02/14/25	273,727	270,305
White Cap Buyer LLC Term Loan B, 4.500%, 6M LIBOR + 4.000%, 10/19/27	2,019,938	2,018,536

		26,975,683

Semiconductors—0.4%
Allegro Microsystems, Inc. Term Loan, 4.250%, 3M LIBOR + 3.750%, 09/30/27	42,308	42,255
Bright Bidco B.V. Term Loan B, 4.500%, 3M LIBOR + 3.500%, 06/30/24	1,853,981	1,424,586
Cohu, Inc. Term Loan B, 3.109%, 1M LIBOR + 3.000%, 10/01/25	458,304	456,585
MACOM Technology Solutions Holdings, Inc. Term Loan, 2.359%, 1M LIBOR + 2.250%, 05/17/24	286,288	285,214

Semiconductors—(Continued)
Ultra Clean Holdings, Inc. Term Loan B, 3.859%, 1M LIBOR + 3.750%, 08/27/25	1,213,976	1,218,528

		3,427,168

Software—15.1%
Applied Systems, Inc. 1st Lien Term Loan, 3.500%, 3M LIBOR + 3.000%, 09/19/24	6,490,211	6,477,029
AppLovin Corp. Term Loan B, 3.609%, 1M LIBOR + 3.500%, 08/15/25	4,610,717	4,611,953
Aptean, Inc. 2019 Term Loan, 4.359%, 1M LIBOR + 4.250%, 04/23/26	2,672,291	2,660,044
AQA Acquisition Holding, Inc. Term Loan, 4.750%, 3M LIBOR + 4.250%, 03/03/28	800,000	803,000
Ascend Learning LLC
Incremental Term Loan, 4.750%, 1M LIBOR + 3.750%, 07/12/24	348,250	348,975
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	1,351,000	1,349,452
Athenahealth, Inc. Term Loan B1, 4.453%, 3M LIBOR + 4.250%, 02/11/26	3,190,624	3,202,589
Banff Merger Sub, Inc USD Term Loan, 3.859%, 1M LIBOR + 3.750%, 10/02/25	4,614,101	4,599,682
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 4.488%, 3M LIBOR + 4.250%, 09/05/25	804,375	803,370
Camelot U.S. Acquisition 1 Co.
Incremental Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/30/26	1,047,375	1,047,375
Term Loan B, 3.109%, 1M LIBOR + 3.000%, 10/30/26	1,629,375	1,618,852
CCC Information Services, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 04/29/24	2,679,475	2,680,032
CentralSquare Technologies LLC 1st Lien Term Loan, 3.943%, 3M LIBOR + 3.750%, 08/29/25	782,000	750,329
Ceridian HCM Holding, Inc. Term Loan B, 2.581%, 1W LIBOR + 2.500%, 04/30/25	1,340,625	1,324,285
Cloudera, Inc. Term Loan B, 3.250%, 1M LIBOR + 2.500%, 12/22/27	550,000	549,656
Constant Contact, Inc.
Delayed Draw Term Loan, 02/10/28 (c)	381,176	379,271
Term Loan, 4.500%, 3M LIBOR + 3.750%, 02/10/28	1,418,824	1,411,729
Cornerstone OnDemand, Inc. Term Loan B, 4.361%, 1M LIBOR + 4.250%, 04/22/27	3,065,669	3,073,014
Cvent, Inc. 1st Lien Term Loan, 3.900%, 2M LIBOR + 3.750%, 11/29/24	997,429	974,738
E2open LLC Term Loan B, 4.000%, 3M LIBOR + 3.500%, 10/29/27	825,000	825,000
ECI Macola Max Holdings LLC Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/09/27	1,047,375	1,046,066
Epicor Software Corp. Term Loan, 4.000%, 1M LIBOR + 3.250%, 07/30/27	6,299,889	6,291,359
Finastra USA, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 06/13/24	3,351,984	3,290,005
First Advantage Holdings LLC Term Loan B, 3.109%, 1M LIBOR + 3.000%, 01/31/27	771,182	766,363
GlobalLogic Holdings, Inc.
1st Lien Term Loan, 2.859%, 1M LIBOR + 2.750%, 08/01/25	1,367,553	1,365,843

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
GlobalLogic Holdings, Inc.
Incremental Term Loan B2, 4.500%, 1M LIBOR + 3.750%, 09/14/27	721,375	$724,531
Grab Holdings, Inc. Term Loan B, 5.500%, 6M LIBOR + 4.500%, 01/29/26	2,125,000	2,167,500
Greeneden U.S., Holdings II LLC USD Term Loan B, 4.750%, 1M LIBOR + 4.000%, 12/01/27	800,000	800,800
Hyland Software, Inc. Term Loan 3, 4.250%, 1M LIBOR + 3.500%, 07/01/24	8,728,811	8,732,451
Informatica LLC Term Loan B, 3.359%, 1M LIBOR + 3.250%, 02/25/27	5,519,250	5,483,033
Inovalon Holdings, Inc. Term Loan B1, 2.875%, 1M LIBOR + 2.750%, 04/02/25	1,062,577	1,055,935
Ivanti Software, Inc.
Add On Term Loan B, 4.750%, 1W LIBOR + 4.000%, 12/01/27	675,000	673,312
Term Loan B, 5.750%, 3M LIBOR + 4.750%, 12/01/27	2,400,000	2,414,400
Liftoff Mobile, Inc. Term Loan, 4.250%, 1M LIBOR + 3.500%, 03/17/28	473,813	472,628
MA FinanceCo. LLC
Term Loan B, 5.250%, 3M LIBOR + 4.250%, 06/05/25	1,678,750	1,692,390
Term Loan B3, 2.859%, 1M LIBOR + 2.750%, 06/21/24	427,503	422,694
Marcel LUX IV Sarl
Term Loan B1, 3.359%, 1M LIBOR + 3.250%, 03/15/26	982,500	976,359
USD Term Loan B, 4.750%, 2M LIBOR + 4.000%, 12/31/27	425,000	425,531
MedAssets Software Intermediate Holdings, Inc. 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.750%, 01/28/28	425,000	423,194
Navicure, Inc. Term Loan B, 4.109%, 1M LIBOR + 4.000%, 10/22/26	2,358,619	2,364,516
Playtika Holding Corp. Term Loan, 2.859%, 1M LIBOR + 2.750%, 03/13/28	1,913,955	1,905,412
PointClickCare Technologies, Inc. Term Loan B, 3.750%, 3M LIBOR + 3.000%, 12/29/27	550,000	550,344
Project Ruby Ultimate Parent Corp. Term Loan, 4.000%, 3M LIBOR + 3.250%, 03/03/28	1,075,000	1,071,864
Rackspace Hosting, Inc. Term Loan, 3.500%, 3M LIBOR + 2.750%, 02/15/28	1,375,000	1,365,891
RealPage, Inc. Term Loan, 02/17/28 (b)	2,175,000	2,167,296
Renaissance Holding Corp. 1st Lien Term Loan, 3.359%, 1M LIBOR + 3.250%, 05/30/25	902,132	881,721
Seattle Spinco, Inc. Term Loan B3, 2.859%, 1M LIBOR + 2.750%, 06/21/24	2,887,036	2,854,556
SkillSoft Corp.
1st Lien Term Loan, 8.500%, 3M LIBOR + 7.500%, 12/27/24	345,813	355,611
2nd Lien Term Loan, 8.500%, 3M LIBOR + 7.500%, 04/27/25	1,142,560	1,141,846
SolarWinds Holdings, Inc. Term Loan B, 2.859%, 1M LIBOR + 2.750%, 02/05/24	3,548,447	3,488,123
Solera LLC
Term Loan B, 2.859%, 1M LIBOR + 2.750%, 03/03/23	1,731,276	1,724,062
Sophia L.P. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 10/07/27	399,000	399,249
SS&C Technologies, Inc.
Term Loan B3, 1.859%, 1M LIBOR + 1.750%, 04/16/25	863,660	856,103
Term Loan B4, 1.859%, 1M LIBOR + 1.750%, 04/16/25	644,854	639,252

Software—(Continued)
SurveyMonkey, Inc. Term Loan B, 3.840%, 1W LIBOR + 3.750%, 10/10/25	1,144,000	1,142,570
Symplr Software, Inc. Term Loan, 5.250%, 6M LIBOR + 4.500%, 12/22/27	725,000	728,262
Thoughtworks, Inc. Term Loan B, 3.750%, 3M LIBOR + 3.250%, 03/23/28	400,000	400,000
Tibco Software, Inc. Term Loan B3, 3.860%, 1M LIBOR + 3.750%, 06/30/26	3,553,806	3,522,710
Ultimate Software Group, Inc. (The)
Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	5,077,774	5,081,343
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 05/04/26	1,452,875	1,452,775
Veritas U.S., Inc. USD Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	2,388,015	2,394,981
Vero Parent, Inc. Term Loan B, 5.500%, 3M LIBOR + 4.750%, 08/16/24	1,351,428	1,355,088
VS Buyer, LLC Term Loan B, 3.109%, 1M LIBOR + 3.000%, 02/28/27	2,311,101	2,308,213

		118,866,557

Telecommunications—4.1%
Altice France S.A. Term Loan B13, 4.198%, 3M LIBOR + 4.000%, 08/14/26	1,244,937	1,242,602
Avaya, Inc. Term Loan B2, 4.106%, 1M LIBOR + 4.000%, 12/15/27	200,000	200,219
CenturyLink, Inc. Term Loan B, 2.359%, 1M LIBOR + 2.250%, 03/15/27	6,320,000	6,255,321
Colorado Buyer, Inc. Term Loan B, 4.000%, 3M LIBOR + 3.000%, 05/01/24	1,467,813	1,411,459
CommScope, Inc. Term Loan B, 3.359%, 1M LIBOR + 3.250%, 04/06/26	1,526,750	1,519,753
Delta TopCo, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	1,350,000	1,350,000
Digicel International Finance, Ltd. Term Loan B, 3.510%, 6M LIBOR + 3.250%, 05/28/24	1,471,637	1,402,193
Intelsat Jackson Holdings S.A.
Term Loan, 6.500%, 3M LIBOR + 5.500%, 07/13/22	474,019	481,870
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	1,600,000	1,633,166
IPC Corp. Term Loan B, 5.500%, 3M LIBOR + 4.500%, 08/06/21 (e)	880,630	725,143
Level 3 Financing, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 03/01/27	1,720,372	1,700,710
LogMeIn, Inc. Term Loan B, 4.854%, 1M LIBOR + 4.750%, 08/31/27	1,770,563	1,768,507
Numericable Group S.A. Term Loan B11, 2.859%, 1M LIBOR + 2.750%, 07/31/25	1,732,500	1,703,728
Onvoy LLC 1st Lien Term Loan B, 5.500%, 1M LIBOR + 4.500%, 02/10/24	840,481	840,744
Plantronics, Inc. Term Loan B, 2.615%, 1M LIBOR + 2.500%, 07/02/25	1,528,847	1,510,966
SBA Senior Finance II LLC Term Loan B, 1.860%, 1M LIBOR + 1.750%, 04/11/25	1,848,662	1,829,534
Telenet Financing USD LLC Term Loan AR, 2.106%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,460,898

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
West Corp.
Term Loan, 5.000%, 3M LIBOR + 4.000%, 10/10/24	1,599,292	$1,550,814
Term Loan B1, 4.500%, 3M LIBOR + 3.500%, 10/10/24	291,750	281,174
Zayo Group Holdings, Inc. Term Loan, 3.109%, 1M LIBOR + 3.000%, 03/09/27	1,126,546	1,118,952

		31,987,753

Transportation—0.4%
Kenan Advantage Group, Inc. Term Loan B, 03/23/26 (b)	2,325,000	2,318,462
XPO Logistics, Inc. Term Loan B, 1.859%, 1M LIBOR + 1.750%, 02/24/25	575,000	572,006

		2,890,468

Total Floating Rate Loans (Cost $740,376,818)		731,655,264

Corporate Bonds & Notes—3.8%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	3,180,600

Airlines—0.5%
American Airlines Inc/AAdvantage Loyalty IP, Ltd
5.500%, 04/20/26 (144A)	2,000,000	2,081,380
5.750%, 04/20/29 (144A)	1,500,000	1,595,475

		3,676,855

Auto Parts & Equipment—0.2%
Clarios Global L.P. 6.750%, 05/15/25 (144A)	250,000	267,425
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,350,000	1,433,754

		1,701,179

Commercial Services—0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	725,000	768,848
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	850,000
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	625,000	666,656
Sabre GLBL, Inc. 9.250%, 04/15/25 (144A)	300,000	357,750

		2,643,254

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	275,000

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	444,656

Electric—0.3%
Calpine Corp.
4.500%, 02/15/28 (144A)	300,000	302,520
5.250%, 06/01/26 (144A)	2,000,000	2,056,500

		2,359,020

Entertainment—0.1%
SeaWorld Parks and Entertainment., Inc. 8.750%, 05/01/25 (144A)	250,000	270,625
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	250,000	270,313

		540,938

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	643,750

Food—0.1%
Del Monte Foods, Inc. 11.875%, 05/15/25 (144A)	975,000	1,119,422

Machinery-Diversified—0.1%
Clark Equipment Co. 5.875%, 06/01/25 (144A)	125,000	132,188
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	523,437

		655,625

Media—0.4%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	396,000
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	250,000	251,875
5.250%, 08/15/27 (144A)	200,000	205,722
6.375%, 05/01/26	105,163	111,604
8.375%, 05/01/27	190,609	204,428
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A)	800,000	807,000
Ziggo B.V. 5.500%, 01/15/27 (144A)	1,597,000	1,662,877

		3,639,506

Oil & Gas—0.2%
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	1,275,000	1,311,656

Pharmaceuticals—0.2%
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 04/01/29 (144A)	1,750,000	1,765,312

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	405,469

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—0.1%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	$536,250

Telecommunications—0.6%
Altice France S.A.
5.500%, 01/15/28 (144A)	475,000	486,751
7.375%, 05/01/26 (144A)	500,000	520,050
CommScope, Inc. 6.000%, 03/01/26 (144A)	2,000,000	2,107,370
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	1,500,000	1,532,145

		4,646,316

Total Corporate Bonds & Notes (Cost $28,690,658)		29,544,808

Common Stocks—0.7%

Commercial Services—0.1%
IAP Worldwide Services LLC † (e) (f) (g) (h)	44	484,079

Diversified Consumer Services—0.0%
RDV Resources, Inc. - Class A (e) (f) (g) (h)	21,140	0

Electric Utilities—0.0%
Longview Intermediate Holdings Co. LLC (e) (f) (g) (h)	39,089	309,976

Energy Equipment & Services—0.0%
McDermott International, Inc. (g) (h)	117,431	93,945

Food Products—0.0%
CM Acquisition Co. (g) (h)	3,472	208,320

Health Care Equipment & Supplies—0.1%
Akorn Holding Co. LLC (g) (h)	56,220	864,382

Household Products—0.0%
LG Parent Holding Co. (g) (h)	9,472	11,840

Internet Software & Services—0.1%
Answers Corp. (e) (f) (g) (h)	29,070	10,174
Global Eagle Entertainment (e) (f) (g) (h)	17,940	358,262

		368,436

Leisure Products—0.0%
Cineworld Group plc (h)	121,458	104,567

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	78,709
Cumulus Media, Inc. - Class A (g) (h)	40,548	369,392
iHeartMedia, Inc. - Class A (g) (h)	18,596	337,517

		785,618

Metals & Mining—0.1%
ACNR Holdings, Inc. (g) (h)	3,147	40,911
AFG Holdings, Inc. (e) (f) (g) (h)	24,746	296,210

		337,121

Oil, Gas & Consumable Fuels—0.0%
Fieldwood Energy LLC (e) (f) (g) (h)	1,397	0
Fieldwood Energy LLC (Rights Offering Shares) (e) (f) (g) (h)	6,048	0
Paragon Offshore Finance Co. - Class A (e) (g) (h)	1,527	0
Paragon Offshore Finance Co. - Class B (g) (h)	764	9,550
Samson Resources II LLC - Class A (g) (h)	19,666	120,454
Sunrise Oil & Gas, Inc. - Class A (g) (h)	12,446	1,245

		131,249

Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h)	18,015	0
Philips Pet Holding Corp. (e) (f) (h)	62	25,061

		25,061

Software—0.2%
SkillSoft Corp. - Class A (g) (h)	10,701	1,765,665

Total Common Stocks (Cost $6,718,746)		5,490,259

Preferred Stocks—0.0%

Household Products—0.0%
LG Parent Holding Co. (g) (h)	1,428	67,807

Metals & Mining—0.0%
ACNR Holdings, Inc. (h)	1,486	124,081

Retail—0.0%
David’s Bridal, Inc.
Series A (e) (f) (g)	501	0
Series B (e) (f) (g)	2,042	0
DBI Investors, Inc. Series A (e) (f) (g)	852	0

		0

Total Preferred Stocks (Cost $240,265)		191,888

Warrants—0.0%

Healthcare-Services—0.0%
Alliance Healthcare Services, Inc. (1st Lien Post Capital), Expires 11/15/21 (e) (f)	1,162	0
Alliance Healthcare Services, Inc. (1st Lien Pre Capital), Expires 11/15/21 (e) (f)	21	10,591

		10,591

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Warrants—(Continued)

Security Description	Shares/ Principal Amount*	Value

Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h)	3,478	$0

Total Warrants (Cost $0)		10,591

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $26,152,100; collateralized by U.S. Treasury Note at 2.000%, maturing 08/15/25, with a market value of $26,675,193.	26,152,100	26,152,100

Total Short-Term Investments (Cost $26,152,100)		26,152,100

Total Investments—100.8% (Cost $802,178,587)		793,044,910
Unfunded Loan Commitments—(0.2)% (Cost $(1,630,834))		(1,630,834)
Net Investments—100.6% (Cost $800,547,753)		791,414,076
Other assets and liabilities (net)—(0.6)%		(4,702,247)

Net Assets—100.0%		$786,711,829

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $1,180,253, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after March 31, 2021, at which time the interest rate will be determined.
(c)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.4% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(h)	Non-income producing security.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $29,228,776, which is 3.7% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Fieldwood Energy LLC 04/11/22	04/11/18	1,276,437	$1,278,075	$501,002
Fieldwood Energy LLC, 9.750%, 08/04/21	08/20/20	188,572	188,572	195,172
IAP Worldwide Services LLC	07/18/14-07/24/14	44	52,138	484,079

				$1,180,253

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,907,190	$—	$3,907,190
Aerospace/Defense	—	13,337,524	—	13,337,524
Airlines	—	4,214,789	—	4,214,789
Auto Parts & Equipment	—	19,834,025	—	19,834,025
Beverages	—	3,022,093	—	3,022,093
Building Materials	—	12,179,224	—	12,179,224
Chemicals	—	29,132,487	—	29,132,487
Coal	—	802,265	—	802,265
Commercial Services (Less Unfunded Loan Commitments of $445,909)	—	49,356,727	253,938	49,610,665
Computers	—	13,218,777	—	13,218,777
Cosmetics/Personal Care	—	2,178,473	—	2,178,473
Distribution/Wholesale	—	9,551,765	—	9,551,765
Diversified Financial Services	—	38,618,276	—	38,618,276
Electric	—	6,241,080	124,147	6,365,227
Electrical Components & Equipment	—	992,834	—	992,834
Electronics	—	2,480,901	—	2,480,901
Engineering & Construction	—	2,143,868	—	2,143,868
Entertainment	—	16,805,848	—	16,805,848
Environmental Control	—	11,310,733	—	11,310,733
Food	—	14,349,408	—	14,349,408
Food Service	—	1,785,799	—	1,785,799
Forest Products & Paper	—	1,622,608	—	1,622,608
Gas	—	910,801	—	910,801
Hand/Machine Tools	—	3,210,965	—	3,210,965
Healthcare-Products	—	10,300,900	—	10,300,900
Healthcare-Services (Less Unfunded Loan Commitments of $511,161)	—	39,212,027	—	39,212,027
Holding Companies-Diversified	—	543,480	—	543,480
Home Builders	—	930,449	—	930,449
Home Furnishings	—	1,538,193	—	1,538,193
Household Products/Wares	—	1,156,923	—	1,156,923
Housewares	—	512,236	—	512,236
Insurance	—	28,356,277	—	28,356,277
Internet	—	22,005,148	—	22,005,148
Investment Companies	—	1,712,568	—	1,712,568
Iron/Steel	—	1,525,300	—	1,525,300
Leisure Time	—	9,630,880	—	9,630,880
Lodging	—	10,146,030	—	10,146,030
Machinery-Construction & Mining	—	3,983,834	—	3,983,834
Machinery-Diversified	—	14,807,985	—	14,807,985
Media	—	41,185,285	—	41,185,285
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $20,807)	—	10,241,693	9,723	10,251,416

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mining	$—	$331,720	$—	$331,720
Miscellaneous Manufacturing	—	10,104,381	—	10,104,381
Oil & Gas (Less Unfunded Loan Commitments of $169,715)	—	7,731,070	—	7,731,070
Oil & Gas Services	—	483,638	—	483,638
Packaging & Containers (Less Unfunded Loan Commitments of $102,066)	—	16,114,071	—	16,114,071
Pharmaceuticals	—	35,769,807	—	35,769,807
Pipelines	—	6,248,092	—	6,248,092
Real Estate	—	4,861,778	—	4,861,778
Real Estate Investment Trusts	—	5,227,944	—	5,227,944
Retail	—	26,293,935	681,748	26,975,683
Semiconductors	—	3,427,168	—	3,427,168
Software (Less Unfunded Loan Commitments of $381,176)	—	118,485,381	—	118,485,381
Telecommunications	—	31,987,753	—	31,987,753
Transportation	—	2,890,468	—	2,890,468
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,630,834)	—	728,954,874	1,069,556	730,024,430
Total Corporate Bonds & Notes*	—	29,544,808	—	29,544,808
Common Stocks
Commercial Services	—	—	484,079	484,079
Diversified Consumer Services	—	—	0	0
Electric Utilities	—	—	309,976	309,976
Energy Equipment & Services	93,945	—	—	93,945
Food Products	—	208,320	—	208,320
Health Care Equipment & Supplies	—	864,382	—	864,382
Household Products	—	11,840	—	11,840
Internet Software & Services	—	—	368,436	368,436
Leisure Products	—	104,567	—	104,567
Media	785,618	—	—	785,618
Metals & Mining	—	40,911	296,210	337,121
Oil, Gas & Consumable Fuels	—	131,249	0	131,249
Retail	—	—	25,061	25,061
Software	—	1,765,665	—	1,765,665
Total Common Stocks	879,563	3,126,934	1,483,762	5,490,259
Preferred Stocks
Household Products	67,807	—	—	67,807
Metals & Mining	124,081	—	—	124,081
Retail	—	—	0	0
Total Preferred Stocks	191,888	—	0	191,888
Total Warrants*	—	—	10,591	10,591
Total Short-Term Investment*	—	26,152,100	—	26,152,100
Total Net Investments	$1,071,451	$787,778,716	$2,563,909	$791,414,076

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

During the period ended March 31, 2021, a transfer from Level 2 to Level 3 in the amount of $658,211 was due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

During the period ended March 31, 2021, a transfer from Level 3 to 2 in the amount of $649,978 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—37.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—8.7%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	170,991	$180,174
4.500%, 03/01/25	440,828	467,213
Fannie Mae ARM Pool
1.378%, 6M LIBOR + 1.124%, 11/01/33 (a)	3,561	3,579
1.415%, 6M LIBOR + 1.165%, 03/01/28 (a)	3,730	3,744
1.428%, 6M LIBOR + 1.030%, 11/01/33 (a)	720	714
1.653%, 6M LIBOR + 1.402%, 03/01/35 (a)	14,557	15,041
1.665%, 6M LIBOR + 1.415%, 06/01/32 (a)	8,035	8,070
1.680%, 6M LIBOR + 1.430%, 02/01/36 (a)	26,028	26,959
1.684%, 6M LIBOR + 1.434%, 12/01/32 (a)	174,725	175,888
1.795%, 6M LIBOR + 1.545%, 12/01/34 (a)	25,685	26,678
1.795%, 12M LIBOR + 1.420%, 03/01/36 (a)	4,884	4,890
1.800%, 1Y H15 + 1.675%, 11/01/32 (a)	8,583	8,567
1.811%, 1Y H15 + 1.686%, 03/01/33 (a)	50	50
1.835%, 6M LIBOR + 1.585%, 03/01/36 (a)	79,312	82,633
1.870%, 6M LIBOR + 1.620%, 11/01/32 (a)	20,611	20,670
1.905%, 12M LIBOR + 1.530%, 02/01/33 (a)	30,535	30,537
1.912%, 6M LIBOR + 1.413%, 11/01/34 (a)	4,035	4,072
1.925%, 12M LIBOR + 1.550%, 02/01/44 (a)	27,463	27,422
1.940%, 6M LIBOR + 1.690%, 04/01/36 (a)	24,619	25,690
1.954%, 6M LIBOR + 1.657%, 03/01/37 (a)	3,752	3,908
1.960%, 12M LIBOR + 1.585%, 02/01/36 (a)	10,518	10,616
2.015%, 6M LIBOR + 1.570%, 11/01/35 (a)	35,888	37,133
2.063%, 6M LIBOR + 1.759%, 06/01/28 (a)	1,642	1,655
2.088%, 12M LIBOR + 1.713%, 02/01/32 (a)	61,289	61,531
2.119%, 12M LIBOR + 1.494%, 07/01/33 (a)	22,318	22,358
2.123%, 1Y H15 + 1.998%, 10/01/32 (a)	10,509	10,491
2.137%, 12M LIBOR + 1.714%, 11/01/36 (a)	497	515
2.153%, 12M LIBOR + 1.778%, 12/01/35 (a)	115,173	115,110
2.155%, 12M LIBOR + 1.655%, 08/01/34 (a)	979	980
2.190%, 12M LIBOR + 1.815%, 03/01/36 (a)	9,889	9,983
2.192%, 12M LIBOR + 1.612%, 01/01/36 (a)	29,893	31,466
2.198%, 12M LIBOR + 1.698%, 10/01/33 (a)	27,691	27,923
2.230%, 1Y H15 + 2.105%, 07/01/25 (a)	107	107
2.254%, 12M LIBOR + 1.879%, 03/01/36 (a)	23,550	23,809
2.263%, 12M LIBOR + 1.763%, 10/01/36 (a)	2,308	2,443
2.277%, 1Y H15 + 2.152%, 12/01/33 (a)	39,935	40,276
2.288%, 6M LIBOR + 1.538%, 09/01/35 (a)	7,064	7,145
2.301%, 1Y H15 + 1.883%, 08/01/29 (a)	1,694	1,694
2.303%, 1Y H15 + 2.095%, 07/01/33 (a)	19,533	19,621
2.315%, 1Y H15 + 2.065%, 12/01/25 (a)	6,544	6,547
2.323%, 12M LIBOR + 1.709%, 09/01/37 (a)	988	1,005
2.356%, 6M LIBOR + 2.106%, 09/01/33 (a)	21,949	21,997
2.360%, 1Y H15 + 2.155%, 04/01/27 (a)	1,334	1,344
2.395%, 1Y H15 + 2.270%, 01/01/32 (a)	7,229	7,219
2.395%, 12M LIBOR + 1.645%, 09/01/39 (a)	2,092	2,099
2.400%, 1Y H15 + 2.275%, 06/01/35 (a)	40,730	40,620
2.410%, 1Y H15 + 2.285%, 02/01/35 (a)	29,999	29,949
2.412%, 12M LIBOR + 1.503%, 07/01/33 (a)	28,810	28,941
2.419%, 1Y H15 + 2.119%, 09/01/37 (a)	9,828	9,876
2.439%, 12M LIBOR + 1.661%, 08/01/37 (a)	9,083	9,588
2.446%, 12M LIBOR + 1.676%, 11/01/36 (a)	930,617	980,953
2.454%, 12M LIBOR + 1.690%, 11/01/35 (a)	15,133	15,349
2.470%, 12M LIBOR + 1.720%, 08/01/35 (a)	25,467	25,697
2.497%, 1Y H15 + 2.010%, 06/01/25 (a)	24,057	24,157

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.524%, 1Y H15 + 2.149%, 08/01/33 (a)	41,998	41,877
2.525%, 6M LIBOR + 2.275%, 08/01/32 (a)	23,261	23,370
2.550%, 1Y H15 + 2.300%, 09/01/32 (a)	2,240	2,244
2.585%, 12M LIBOR + 1.713%, 09/01/35 (a)	1,309,144	1,381,188
2.595%, 12M LIBOR + 1.641%, 05/01/33 (a)	9,127	9,182
2.598%, 1Y H15 + 2.223%, 07/01/35 (a)	11,175	11,621
2.614%, 1Y H15 + 2.360%, 11/01/34 (a)	1,277,558	1,361,072
2.625%, 6M LIBOR + 2.250%, 10/01/33 (a)	18,802	18,951
2.650%, 1Y H15 + 2.229%, 09/01/33 (a)	3,489	3,508
2.655%, 1Y H15 + 2.280%, 07/01/32 (a)	2,209	2,217
2.655%, 1Y H15 + 2.290%, 08/01/32 (a)	7,596	7,588
2.675%, 1Y H15 + 2.175%, 06/01/30 (a)	7,120	7,130
2.708%, 12M LIBOR + 1.833%, 08/01/32 (a)	45,750	45,881
2.756%, 1Y H15 + 2.177%, 11/01/35 (a)	1,154,615	1,221,717
2.756%, 1Y H15 + 2.240%, 03/01/38 (a)	11,271	11,387
2.784%, 12M LIBOR + 1.905%, 11/01/35 (a)	365,379	387,235
2.807%, 1Y H15 + 2.294%, 01/01/32 (a)	2,067	2,125
2.870%, 1Y H15 + 2.239%, 09/01/36 (a)	362	363
2.878%, 1Y H15 + 2.496%, 07/01/28 (a)	2,101	2,095
2.889%, 1Y H15 + 2.408%, 04/01/36 (a)	2,556	2,596
2.917%, 1Y H15 + 1.875%, 02/01/25 (a)	27,562	27,569
2.946%, 12M LIBOR + 1.558%, 03/01/33 (a)	27,582	27,784
2.973%, 12M LIBOR + 1.810%, 04/01/40 (a)	2,103	2,106
3.020%, 1Y H15 + 2.270%, 09/01/30 (a)	19,873	19,865
3.025%, 1Y H15 + 2.525%, 05/01/32 (a)	1,577	1,565
3.261%, 1Y H15 + 2.200%, 03/01/30 (a)	618	619
3.406%, 1Y H15 + 2.270%, 08/01/30 (a)	11,004	10,984
3.424%, 1Y H15 + 2.270%, 01/01/29 (a)	8,261	8,246
3.500%, 12M LIBOR + 1.750%, 04/01/34 (a)	33,296	33,485
3.529%, 1Y H15 + 2.397%, 09/01/33 (a)	797	800
3.662%, 1Y H15 + 2.162%, 07/01/33 (a)	20,729	20,704
3.685%, 12M LIBOR + 1.810%, 04/01/35 (a)	192,637	199,964
Fannie Mae Connecticut Avenue Securities (CMO)
2.709%, 1M LIBOR + 2.600%, 05/25/24 (a)	2,875,832	2,827,472
3.009%, 1M LIBOR + 2.900%, 07/25/24 (a)	1,877,387	1,894,011
3.109%, 1M LIBOR + 3.000%, 07/25/24 (a)	3,112,535	3,068,536
4.109%, 1M LIBOR + 4.000%, 05/25/25 (a)	2,737,374	2,770,587
4.359%, 1M LIBOR + 4.250%, 01/25/29 (a)	1,234,823	1,284,700
4.359%, 1M LIBOR + 4.250%, 04/25/29 (a)	979,833	1,020,044
4.409%, 1M LIBOR + 4.300%, 02/25/25 (a)	2,443,260	2,472,335
4.459%, 1M LIBOR + 4.350%, 05/25/29 (a)	2,123,242	2,209,673
4.559%, 1M LIBOR + 4.450%, 01/25/29 (a)	1,484,007	1,544,036
4.659%, 1M LIBOR + 4.550%, 02/25/25 (a)	508,938	510,246
5.009%, 1M LIBOR + 4.900%, 11/25/24 (a)	2,701,558	2,782,575
5.109%, 1M LIBOR + 5.000%, 11/25/24 (a)	1,034,767	1,043,983
5.109%, 1M LIBOR + 5.000%, 07/25/25 (a)	2,861,098	2,922,789
5.359%, 1M LIBOR + 5.250%, 10/25/23 (a)	2,154,839	2,219,305
7.059%, 1M LIBOR + 6.950%, 08/25/28 (a)	1,615,708	1,722,609
Freddie Mac REMICS (CMO)
3.500%, 03/15/43	177,859	182,162
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
1.459%, 1M LIBOR + 1.350%, 03/25/29 (a)	13,965	13,987
2.459%, 1M LIBOR + 2.350%, 04/25/30 (a)	2,930,473	2,967,432
3.709%, 1M LIBOR + 3.600%, 04/25/24 (a)	1,014,307	1,009,374
3.859%, 1M LIBOR + 3.750%, 09/25/24 (a)	4,200,219	4,322,721

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
4.109%, 1M LIBOR + 4.000%, 08/25/24 (a)	154,470	$156,792
4.209%, 1M LIBOR + 4.100%, 08/25/24 (a)	1,196,647	1,210,445
4.259%, 1M LIBOR + 4.150%, 01/25/25 (a)	388,117	388,117
4.659%, 1M LIBOR + 4.550%, 10/25/24 (a)	2,479,524	2,524,710
4.759%, 1M LIBOR + 4.650%, 10/25/28 (a)	3,174,750	3,322,003
4.809%, 1M LIBOR + 4.700%, 03/25/28 (a)	1,627,630	1,692,652
4.859%, 1M LIBOR + 4.750%, 10/25/24 (a)	368,400	372,767
5.259%, 1M LIBOR + 5.150%, 11/25/28 (a)	2,418,276	2,518,827
5.659%, 1M LIBOR + 5.550%, 07/25/28 (a)	6,099,043	6,406,233
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (b)	21,631,000	22,199,301

		87,224,158

U.S. Treasury—29.1%
U.S. Treasury Notes 1.375%, 06/30/23	30,000,000	30,787,500
1.500%, 02/28/23	29,000,000	29,738,594
1.625%, 11/15/22	28,000,000	28,670,469
1.625%, 04/30/23	32,000,000	32,955,000
1.625%, 05/31/23	18,000,000	18,553,359
1.750%, 03/31/22	19,000,000	19,316,172
1.750%, 05/15/22	10,000,000	10,184,375
1.875%, 08/31/22	10,000,000	10,246,875
2.000%, 10/31/21	3,000,000	3,033,984
2.125%, 09/30/21	13,000,000	13,135,078
2.625%, 02/28/23	15,000,000	15,703,711
2.750%, 05/31/23	18,000,000	18,992,813
2.875%, 10/31/23	19,000,000	20,275,078
2.875%, 11/30/23 (c)	25,000,000	26,722,656
2.875%, 07/31/25	12,500,000	13,634,766

		291,950,430

Total U.S. Treasury & Government Agencies (Cost $386,205,918)		379,174,588

Corporate Bonds & Notes—24.0%

Aerospace/Defense—0.3%
Boeing Co. (The) 2.196%, 02/04/26	1,600,000	1,595,038
TransDigm, Inc. 6.250%, 03/15/26 (144A) (c)	900,000	954,180

		2,549,218

Agriculture—0.5%
Altria Group, Inc. 2.350%, 05/06/25	2,200,000	2,280,601
BAT International Finance plc 3.950%, 06/15/25 (144A) (c)	1,900,000	2,078,796
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	300,000	317,040

		4,676,437

Airlines—0.3%
American Airlines Inc/AAdvantage Loyalty IP, Ltd 5.500%, 04/20/26 (144A)	500,000	520,345
Delta Air Lines, Inc. 2.900%, 10/28/24 (c)	585,000	584,947
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.500%, 10/20/25 (144A)	1,200,000	1,280,878
United Airlines Holdings, Inc. 5.000%, 02/01/24 (c)	300,000	304,500
United Airlines Pass-Through Trust 4.875%, 01/15/26	200,000	207,500

		2,898,170

Auto Manufacturers—0.0%
Navistar International Corp. 9.500%, 05/01/25 (144A)	400,000	439,500

Auto Parts & Equipment—0.1%
Goodyear Tire & Rubber Co. (The) 5.125%, 11/15/23 (c)	1,200,000	1,204,140

Banks—4.7%
Akbank T.A.S. 5.125%, 03/31/25 (144A)	700,000	670,369
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,241,297
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,903,775
Bank of Montreal 1.850%, 05/01/25 (c)	1,900,000	1,947,546
Bank of New York Mellon Corp. (The) 1.600%, 04/24/25	2,000,000	2,038,224
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (a) (c)	700,000	717,792
BPCE S.A. 2.375%, 01/14/25 (144A)	3,000,000	3,099,384
Citigroup, Inc.
2.350%, 08/02/21	2,100,000	2,114,760
2.572%, SOFR + 2.107%, 06/03/31 (a) (c)	2,000,000	1,998,436
2.900%, 12/08/21	1,000,000	1,015,904
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,058,744
Fifth Third Bancorp 1.625%, 05/05/23	1,200,000	1,226,385
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	3,000,000	3,348,603
HSBC Holdings plc
1.645%, SOFR + 1.538%, 04/18/26 (a)	1,500,000	1,500,920
2.013%, SOFR + 1.732%, 09/22/28 (a)	2,300,000	2,260,111
2.848%, SOFR + 2.387%, 06/04/31 (a)	1,200,000	1,200,114
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (a) (c)	5,400,000	5,546,148
3.875%, 09/10/24	2,500,000	2,740,757
Lloyds Banking Group plc 3.870%, 1Y H15 + 3.500%, 07/09/25 (a) (c)	800,000	870,609

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 2.188%, SOFR + 1.990%, 04/28/26 (a)	400,000	$413,293
Regions Financial Corp. 2.250%, 05/18/25 (c)	1,000,000	1,037,651
SVB Financial Group 3.125%, 06/05/30	400,000	415,487
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	818,041
Wells Fargo & Co. 2.188%, SOFR + 2.000%, 04/30/26 (a) (c)	2,500,000	2,580,200
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,326,269

		47,090,819

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30 (c)	1,800,000	1,949,321

Biotechnology—0.1%
Royalty Pharma plc 1.750%, 09/02/27 (144A)	700,000	679,763

Chemicals—0.5%
Air Products and Chemicals, Inc. 1.500%, 10/15/25 (c)	600,000	608,718
Braskem Netherlands Finance B.V. 4.500%, 01/31/30 (144A) (c)	2,300,000	2,310,741
EI du Pont de Nemours and Co. 1.700%, 07/15/25	800,000	813,326
Methanex Corp. 4.250%, 12/01/24 (c)	900,000	936,000
Yara International ASA 3.148%, 06/04/30 (144A) (c)	200,000	205,933

		4,874,718

Commercial Services—0.0%
RELX Capital, Inc. 3.000%, 05/22/30	400,000	414,860

Cosmetics/Personal Care—0.4%
Avon Products, Inc. 6.500%, 03/15/23 (c)	1,900,000	2,023,500
Procter & Gamble Co. (The) 1.700%, 11/03/21 (c)	1,500,000	1,513,318

		3,536,818

Diversified Financial Services—0.7%
Capital One Financial Corp. 3.050%, 03/09/22	5,400,000	5,522,888
OneMain Finance Corp. 6.125%, 03/15/24	1,200,000	1,296,000

		6,818,888

Electric—2.0%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25 (c)	1,700,000	1,875,765
Duke Energy Corp. 2.450%, 06/01/30	800,000	789,409
EDP Finance B.V. 1.710%, 01/24/28 (144A)	1,900,000	1,831,470
Exelon Corp. 4.050%, 04/15/30	2,400,000	2,674,270
InterGen NV 7.000%, 06/30/23 (144A)	1,500,000	1,447,500
Korea East-West Power Co., Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,533,750
3.875%, 07/19/23 (144A)	1,300,000	1,397,990
PSEG Power LLC 3.000%, 06/15/21	3,300,000	3,308,010
Southern Co. (The) 3.700%, 04/30/30 (c)	3,600,000	3,889,830
Talen Energy Supply LLC 10.500%, 01/15/26 (144A)	900,000	805,500

		20,553,494

Electrical Components & Equipment—0.1%
WESCO Distribution, Inc. 7.125%, 06/15/25 (144A) (c)	1,100,000	1,202,850

Electronics—0.3%
Flex, Ltd. 3.750%, 02/01/26 (c)	1,400,000	1,502,195
FLIR Systems, Inc. 2.500%, 08/01/30	300,000	293,709
Honeywell International, Inc. 1.350%, 06/01/25	1,200,000	1,217,323

		3,013,227

Entertainment—0.3%
Banijay Entertainment SASU 5.375%, 03/01/25 (144A)	1,200,000	1,239,000
Caesars Resort Collection LLC / CRC Finco, Inc. 5.250%, 10/15/25 (144A)	1,000,000	1,003,685
International Game Technology plc 4.125%, 04/15/26 (144A)	900,000	924,822
Live Nation Entertainment, Inc. 3.750%, 01/15/28 (144A)	100,000	98,625

		3,266,132

Food—0.2%
B&G Foods, Inc. 5.250%, 04/01/25 (c)	1,200,000	1,233,000
Cencosud S.A. 4.375%, 07/17/27 (144A)	1,000,000	1,104,430

		2,337,430

Healthcare-Services—0.3%
Anthem, Inc. 2.375%, 01/15/25	700,000	731,586

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Centene Corp. 3.375%, 02/15/30	1,000,000	$1,009,370
ModivCare, Inc. 5.875%, 11/15/25 (144A)	1,000,000	1,052,500
Quest Diagnostics, Inc. 2.800%, 06/30/31 (c)	400,000	406,570

		3,200,026

Insurance—0.6%
Aflac, Inc. 3.625%, 11/15/24	2,500,000	2,752,100
Jackson National Life Global Funding 3.300%, 02/01/22 (144A)	2,000,000	2,049,963
Radian Group, Inc. 6.625%, 03/15/25	500,000	560,228
Willis North America, Inc. 2.950%, 09/15/29	400,000	413,043

		5,775,334

Internet—1.6%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24 (c)	4,000,000	4,342,670
Amazon.com, Inc. 2.400%, 02/22/23 (c)	1,700,000	1,762,739
Baidu, Inc. 4.375%, 05/14/24	2,300,000	2,523,459
Netflix, Inc.
3.625%, 06/15/25 (144A) (c)	800,000	852,660
4.375%, 11/15/26 (c)	700,000	782,075
5.750%, 03/01/24	1,200,000	1,345,728
Tencent Holdings, Ltd.
1.810%, 01/26/26 (144A) (c)	900,000	902,785
2.985%, 01/19/23 (144A)	3,300,000	3,423,401

		15,935,517

Leisure Time—0.1%
NCL Corp., Ltd. 5.875%, 03/15/26 (144A)	600,000	606,000

Lodging—0.0%
Genting New York LLC 3.300%, 02/15/26 (144A)	200,000	199,655
Wynn Macau, Ltd. 5.625%, 08/26/28 (144A)	200,000	209,060

		408,715

Machinery-Construction & Mining—0.1%
Manitowoc Co., Inc. (The) 9.000%, 04/01/26 (144A)	700,000	755,125

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,237,262

Media—0.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (c)	800,000	807,852
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 2.800%, 04/01/31	1,100,000	1,085,577
CSC Holdings LLC 5.250%, 06/01/24	1,200,000	1,294,500
DISH DBS Corp.
5.875%, 07/15/22	700,000	731,150
5.875%, 11/15/24 (c)	900,000	941,238
Fox Corp. 3.050%, 04/07/25	1,700,000	1,808,148
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	900,000	911,250
Walt Disney Co. (The) 1.750%, 01/13/26	1,300,000	1,329,663

		8,909,378

Mining—0.4%
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,714,919

Miscellaneous Manufacturing—0.0%
Anagram International, Inc. / Anagram Holdings LLC 10.000%, 08/15/26 PIK, (144A) (d)	108,752	106,577

Multi-National—0.1%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,435,850

Oil & Gas—2.5%
Aker BP ASA 4.750%, 06/15/24 (144A)	700,000	717,896
Apache Corp. 4.625%, 11/15/25 (c)	900,000	927,270
BP Capital Markets America, Inc. 3.796%, 09/21/25	3,200,000	3,525,796
Equinor ASA
1.750%, 01/22/26 (c)	1,300,000	1,330,464
2.875%, 04/06/25	4,700,000	5,018,530
Exxon Mobil Corp. 1.571%, 04/15/23 (c)	6,000,000	6,147,058
Harvest Operations Corp. 4.200%, 06/01/23 (144A) (c)	800,000	859,112
Mesquite Energy, Inc. 7.750%, 06/15/21 (g)	1,200,000	1,500
Occidental Petroleum Corp. 3.450%, 07/15/24	1,000,000	1,000,000
Petroleos Mexicanos 6.875%, 10/16/25 (144A) (c)	350,000	379,050
Total Capital International S.A. 2.750%, 06/19/21	2,000,000	2,010,466
Valero Energy Corp. 2.850%, 04/15/25 (c)	3,000,000	3,136,335

		25,053,477

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 2.773%, 12/15/22	2,500,000	$2,592,741
4.486%, 05/01/30 (c)	200,000	227,838
Weatherford International, Ltd. 11.000%, 12/01/24 (144A)	199,000	191,040

		3,011,619

Packaging & Containers—0.2%
OI European Group B.V. 4.000%, 03/15/23 (144A) (c)	1,000,000	1,025,000
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A)	300,000	316,125
5.875%, 08/15/23 (144A) (c)	700,000	749,875

		2,091,000

Pharmaceuticals—2.3%
AbbVie, Inc.
2.300%, 11/21/22	2,500,000	2,572,491
3.450%, 03/15/22	4,900,000	5,012,921
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	3,000,000	3,233,086
Bristol-Myers Squibb Co. 2.250%, 08/15/21	3,800,000	3,827,332
2.750%, 02/15/23 (c)	1,500,000	1,564,227
Cigna Corp. 4.125%, 11/15/25	4,000,000	4,460,016
CVS Health Corp. 2.125%, 06/01/21	1,600,000	1,602,128
3.700%, 03/09/23 (c)	368,000	390,546

		22,662,747

Pipelines—1.1%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	2,500,000	2,848,900
Energy Transfer Operating L.P. 4.200%, 09/15/23 (c)	1,000,000	1,070,878
EnLink Midstream Partners L.P. 4.400%, 04/01/24	1,400,000	1,411,200
MPLX L.P. 4.875%, 12/01/24	2,500,000	2,806,017
Sabine Pass Liquefaction LLC 5.750%, 05/15/24 (c)	1,000,000	1,128,347
Williams Cos., Inc. (The) 3.500%, 11/15/30 (c)	400,000	424,030
4.000%, 09/15/25	500,000	548,247
4.550%, 06/24/24	600,000	661,229

		10,898,848

Real Estate Investment Trusts—0.5%
Simon Property Group L.P. 3.375%, 10/01/24	3,000,000	3,225,745
VICI Properties L.P. / VICI Note Co., Inc. 3.500%, 02/15/25 (144A) (c)	2,200,000	2,239,875

		5,465,620

Retail—0.5%
Beacon Roofing Supply, Inc. 4.875%, 11/01/25 (144A) (c)	1,000,000	1,022,500
Dollar Tree, Inc. 3.700%, 05/15/23	3,200,000	3,397,115
KSouth Africa, Ltd. 3.000%, 12/31/22 PIK, (144A) † (d)	681,075	0
25.000%, 12/31/22 PIK, (144A) † (d)	220,336	1,102
Party City Holdings, Inc. 5.750%, 6M LIBOR + 5.000%, 07/15/25 (144A) (a) (c)	195,885	180,214

		4,600,931

Semiconductors—0.3%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	3,345,872

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27 (c)	1,000,000	1,022,210

Telecommunications—0.3%
AT&T, Inc. 2.300%, 06/01/27	400,000	408,804
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	900,000	918,045
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	225,000	226,687
T-Mobile USA, Inc. 2.250%, 02/15/26 (c)	1,000,000	1,007,190

		2,560,726

Transportation—0.9%
FedEx Corp. 3.400%, 01/14/22	800,000	818,635
3.800%, 05/15/25	3,600,000	3,956,804
United Parcel Service, Inc. 3.900%, 04/01/25 (c)	4,000,000	4,426,873

		9,202,312

Total Corporate Bonds & Notes (Cost $235,040,323)		240,505,850

Asset-Backed Securities—16.8%

Asset-Backed—Credit Card—0.8%
American Express Credit Account Master Trust 2.990%, 12/15/23	5,662,000	5,681,231
Capital One Multi-Asset Execution Trust 2.290%, 07/15/25	1,970,000	2,028,667

		7,709,898

Asset-Backed—Home Equity—0.0%
RAAC Trust 0.809%, 1M LIBOR + 0.700%, 03/25/34 (a)	112,248	113,302

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed—Other—16.0%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	$468,231
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,256,970	2,415,276
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.934%, 1M LIBOR + 0.825%, 06/25/34 (a)	1,556	1,647
Apidos CLO XXXV
1.249%, 3M LIBOR + 1.050%, 04/20/34 (144A) (a)	6,910,000	6,908,272
Ares Euro CLO B.V. 0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,768,109
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	582,710
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	586,373
Atrium XIII 2.018%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	998,969
Atrium XV 1.968%, 3M LIBOR + 1.750%, 01/23/31 (144A) (a)	1,000,000	1,006,279
Bain Capital Credit CLO 1.178%, 3M LIBOR + 0.960%, 04/23/31 (144A) (a)	1,500,000	1,497,607
1.368%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	995,007
BCC Middle Market CLO LLC 2.374%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,572,730
Blackrock European CLO IX DAC 0.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	3,053,475
1.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	939,110
BlueMountain CLO, Ltd.
1.304%, 3M LIBOR + 1.110%, 08/15/31 (144A) (a)	2,467,643	2,472,509
1.924%, 3M LIBOR + 1.700%, 10/20/31 (144A) (a)	3,000,000	3,027,825
2.418%, 3M LIBOR + 2.200%, 10/25/30 (144A) (a)	714,285	707,649
2.424%, 3M LIBOR + 2.200%, 10/20/30 (144A) (a)	700,000	691,449
3.082%, 3M LIBOR + 2.900%, 11/20/28 (144A) (a)	250,000	245,039
BlueMountain Fuji EUR CLO 1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,641,818
BlueMountain Fuji U.S. CLO, Ltd. 1.941%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,971,274
Carlyle Global Market Strategies CLO, Ltd. 2.823%, 3M LIBOR + 2.600%, 04/17/31 (144A) (a)	292,000	276,393
Carlyle GMS Finance MM CLO LLC 2.441%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	981,443
Carlyle U.S. CLO, Ltd. 1.331%, 3M LIBOR + 1.140%, 04/15/34 (144A) (a)	6,398,000	6,401,890
2.024%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	966,351
Cent CLO 21, Ltd. 3.413%, 3M LIBOR + 3.200%, 07/27/30 (144A) (a)	275,000	271,812
CF Hippolyta LLC 1.690%, 07/15/60 (144A)	1,212,061	1,221,122
Cook Park CLO Ltd. 1.343%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,490,040
Countrywide Asset-Backed Certificates 0.859%, 1M LIBOR + 0.750%, 03/25/34 (a)	66,553	66,392
Dryden 44 Euro CLO B.V. 0.880%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	7,166,000	8,404,661
Dryden 45 Senior Loan Fund 1.641%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	3,002,316

Asset-Backed—Other—(Continued)
Dryden 70 CLO, Ltd. 1.923%, 3M LIBOR + 1.700%, 01/16/32 (144A) (a)	280,290	281,883
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,426,844	1,413,261
GoldentTree Loan Management US CLO 1, Ltd. 1.195%, 3M LIBOR + 1.070%, 01/20/33 (144A) (a)	5,631,000	5,632,768
Halcyon Loan Advisors Funding, Ltd. 2.024%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,500,054
Holland Park CLO DAC 0.920%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	11,624,335
Invitation Homes Trust 0.958%, 1M LIBOR + 0.850%, 12/17/36 (144A) (a)	5,232,126	5,237,851
LCM, Ltd. 1.674%, 3M LIBOR + 1.450%, 10/20/28 (144A) (a)	2,400,000	2,401,214
2.024%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	987,546
Long Point Park CLO, Ltd. 1.923%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	993,507
Madison Park Euro Funding VIII DAC 0.950%, 3M EURIBOR + 0.950%, 04/15/32 (144A) (EUR) (a)	8,000,000	9,392,783
1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	1,057,448
Madison Park Funding, Ltd. 1.913%, 3M LIBOR + 1.700%, 07/27/30 (144A) (a)	1,600,000	1,610,486
1.922%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	1,006,158
1.973%, 3M LIBOR + 1.750%, 10/18/30 (144A) (a)	5,300,000	5,300,509
2.241%, 3M LIBOR + 2.000%, 01/15/33 (144A) (a)	250,000	249,263
Magnetite XXIX, Ltd. 1.094%, 3M LIBOR + 0.990%, 01/15/34 (144A) (a)	7,806,000	7,806,617
Mill City Mortgage Loan Trust 3.250%, 05/25/62 (144A) (a)	1,990,251	2,052,458
3.500%, 04/25/66 (144A) (a)	2,649,349	2,772,093
Neuberger Berman CLO XXII, Ltd. 1.873%, 3M LIBOR + 1.650%, 10/17/30 (144A) (a)	2,600,000	2,600,361
Neuberger Berman CLO, Ltd. 1.624%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,700,163
NZCG Funding, Ltd. 1.740%, 3M LIBOR + 1.550%, 02/26/31 (144A) (a)	490,000	486,080
Octagon Investment Partners 18-R, Ltd. 2.923%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	381,148
Octagon Investment Partners, Ltd. 1.324%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	601,217
1.668%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,973,018
OHA Credit Partners VII, Ltd.
1.238%, 3M LIBOR + 1.070%, 02/20/34 (144A) (a)	6,398,000	6,396,388
RR 14, Ltd.
1.215%, 3M LIBOR + 1.120%, 04/15/36 (144A) (a)	8,382,000	8,379,904
Sculptor CLO XXV, Ltd.
Zero Coupon, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	3,839,000	3,838,017
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	2,645,303	2,690,457
2.750%, 11/25/60 (144A) (a)	56,397	56,496
3.000%, 06/25/58 (144A) (a)	2,447,730	2,552,612
3.735%, 03/25/58 (144A) (a)	663,845	703,335
3.750%, 05/25/58 (144A) (a)	4,004,831	4,214,984
Voya CLO, Ltd. 1.188%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	800,000	799,798
1.623%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,456,444

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed—Other—(Continued)
Voya CLO, Ltd.
2.574%, 3M LIBOR + 2.350%, 07/20/30 (144A) (a)	221,301	$220,132
3.473%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	811,047

		160,815,613

Total Asset-Backed Securities (Cost $166,035,096)		168,638,813

Floating Rate Loans(e)—4.5%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.712%, 3M LIBOR + 3.500%, 08/21/26	297,733	286,807

Aerospace/Defense—0.1%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan B, 4.500%, 6M LIBOR + 3.500%, 01/17/27	299,244	299,478
Dynasty Acquisition Co., Inc.
Term Loan B1, 3.703%, 3M LIBOR + 3.500%, 04/06/26	614,519	596,596
Term Loan B2, 3.703%, 3M LIBOR + 3.500%, 04/06/26	330,387	320,750

		1,216,824

Airlines—0.2%
AAdvantage Loyalty, IP Ltd.
Term Loan, 5.500%, 04/20/28 (f)	168,286	172,418
Allegiant Travel Co.
Term Loan, 3.198%, 3M LIBOR + 3.000%, 02/05/24	627,268	623,740
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	80,872	82,962
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	1,098,900	1,067,535
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	157,270	165,399

		2,112,054

Apparel—0.0%
Champ Acquisition Corp. Term Loan, 5.703%, 3M LIBOR + 5.500%, 12/19/25	296,032	295,893

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 3.620%, 1M LIBOR + 3.500%, 11/06/24	821,503	822,838

Auto Parts & Equipment—0.2%
Adient U.S. LLC Term Loan B, 4.443%, 3M LIBOR + 4.250%, 05/06/24	945,669	946,851
Clarios Global L.P. Term Loan B, 3.609%, 1M LIBOR + 3.250%, 04/30/26	252,739	250,528
Trico Group LLC Term Loan B, 8.500%, 3M LIBOR + 7.500%, 02/02/24	367,796	375,428
Truck Hero, Inc. Term Loan B, 4.500%, 1M LIBOR + 3.750%, 01/31/28	78,519	78,519

		1,651,326

Beverages—0.0%
Triton Water Holdings, Inc. Term Loan, 4.000%, 03/31/28 (f)	193,563	$193,131

Chemicals—0.1%
Cyanco Intermediate Corp.
Term Loan B, 3.609%, 1M LIBOR + 3.500%, 03/16/25	589,818	587,680
Illuminate Buyer LLC
Term Loan, 3.609%, 1M LIBOR + 3.500%, 06/30/27	240,376	239,591
INEOS Enterprises Holdings U.S. Finco LLC
USD Term Loan B, 3.250%, 3M LIBOR + 2.750%, 01/29/26	124,247	123,968
NIC Acquisition Corp.
Term Loan, 4.500%, 6M LIBOR + 3.750%, 12/29/27	73,359	73,130

		1,024,369

Commercial Services—0.3%
Amentum Government Services Holdings LLC
Term Loan B, 5.500%, 3M LIBOR + 4.750%, 01/29/27	100,000	100,375
Avis Budget Car Rental, LLC
Term Loan B, 2.370%, 1M LIBOR + 2.250%, 08/06/27	758,759	742,083
KUEHG Corp.
Incremental Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/21/25	598,462	586,492
LegalZoom.com, Inc. 1st Lien Term Loan, 4.609%, 1M LIBOR + 4.500%, 11/21/24	825,492	827,040
Verscend Holding Corp.
Term Loan B, 4.607%, 1M LIBOR + 4.500%, 08/27/25	237,793	238,727
WEX, Inc.
Term Loan B3, 2.359%, 1M LIBOR + 2.250%, 05/15/26	796,828	794,835

		3,289,552

Computers—0.3%
Cardtronics USA, Inc.
Term Loan B, 5.000%, 1M LIBOR + 4.000%, 06/29/27	200,028	200,528
Peraton Holding Corp.
Delayed Draw Term Loan B, 02/01/28 (f)	1,477,733	1,478,349
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/01/28	120,584	120,634
Perforce Software, Inc.
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 07/01/26	324,816	322,126
Surf Holdings LLC
Term Loan, 3.676%, 3M LIBOR + 3.500%, 03/05/27	506,621	502,537

		2,624,174

Cosmetics/Personal Care—0.1%
Coty, Inc.
Term Loan B, 2.354%, 3M LIBOR + 2.250%, 04/07/25	900,621	867,411
Knowlton Development Corp., Inc.
Term Loan B, 3.859%, 1M LIBOR + 3.750%, 12/22/25	112,919	111,807

		979,218

Diversified Financial Services—0.1%
Citadel Securities L.P.
Term Loan B, 2.609%, 1M LIBOR + 2.500%, 02/29/28	390,000	386,405
Edelman Financial Center LLC
Term Loan B, 4.500%, 03/15/28 (f)	700,000	697,550

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans(e)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Jane Street Group LLC
Term Loan, 2.859%, 1M LIBOR + 2.750%, 01/26/28	189,601	$187,989
Jefferies Finance LLC
Incremental Term Loan B, 3.875%, 1M LIBOR + 3.750%, 09/30/27	95,696	95,158

		1,367,102

Electric—0.0%
Astoria Energy LLC
Term Loan B, 4.500%, 3M LIBOR + 3.500%, 12/10/27	23,869	23,914

Engineering & Construction—0.0%
Ventia Deco LLC
Term Loan B, 5.000%, 3M LIBOR + 4.000%, 05/21/26	363,473	364,381

Entertainment—0.1%
NASCAR Holdings, Inc.
Term Loan B, 2.859%, 1M LIBOR + 2.750%, 10/19/26	711,012	707,679
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 2.857%, 1M LIBOR + 2.750%, 05/18/25	539,546	511,296

		1,218,975

Food—0.1%
JBS USA Lux S.A.
Term Loan B, 2.109%, 1M LIBOR + 2.000%, 05/01/26	664,221	660,318

Healthcare-Services—0.2%
ADMI Corp.
Term Loan B2, 3.750%, 1M LIBOR + 3.250%, 12/23/27	81,917	81,292
Catalent Pharma Solutions, Inc.
Term Loan B3, 2.500%, 1M LIBOR + 2.000%, 02/22/28	651,646	653,275
eResearchTechnology, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 4.500%, 02/04/27	277,415	278,000
National Mentor Holdings, Inc.
Term Loan B, 4.453%, 1M LIBOR + 4.250%, 03/09/26	275,460	273,996
Term Loan C, 4.453%, 3M LIBOR + 4.250%, 03/09/26	1,755	1,745
Phoenix Guarantor, Inc.
Term Loan B, 3.361%, 1M LIBOR + 3.250%, 03/05/26	350,980	348,750
Term Loan B2, 4.250%, 1M LIBOR + 3.750%, 03/05/26	199,500	198,565
Pluto Acquisition I, Inc.
Incremental Term Loan B, 5.500%, 1M LIBOR + 5.000%, 06/22/26	52,946	53,012

		1,888,635

Home Builders—0.2%
Thor Industries, Inc.
USD Term Loan, 3.201%, 3M LIBOR + 3.000%, 02/01/26	1,680,323	1,685,048

Insurance—0.2%
Alliant Holdings Intermediate, LLC
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 05/09/25	485,073	479,447
Term Loan B3, 4.250%, 1M LIBOR + 3.750%, 10/08/27	12,738	12,744

Insurance—(Continued)
AssuredPartners, Inc.
Term Loan B, 3.609%, 1M LIBOR + 3.500%, 02/12/27	702,668	695,751
Asurion LLC 2nd Lien Term Loan B3, 5.359%, 1M LIBOR + 5.250%, 01/31/28	9,569	9,758
Extended Term Loan, 3.359%, 1M LIBOR + 3.250%, 12/23/26	164,661	163,803
Term Loan B6, 3.109%, 1M LIBOR + 3.000%, 11/03/23	275,902	275,407
Term Loan B9, 3.359%, 1M LIBOR + 3.250%, 07/31/27	211,582	210,282
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 12/31/25	229,413	226,456

		2,073,648

Internet—0.0%
Arches Buyer, Inc.
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 12/06/27	103,525	103,029
Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 02/12/25	103,975	103,988
CNT Holdings I Corp. 2nd LienTerm Loan, 4.500%, 6M LIBOR + 3.750%, 11/08/27	32,353	32,312
MH Sub I LLC
Incremental Term Loan, 4.750%, 1M LIBOR + 3.750%, 09/13/24	48,317	48,004

		287,333

Leisure Time—0.1%
Varsity Brands, Inc.
Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/15/24	882,548	855,152

Lodging—0.1%
Caesars Resort Collection LLC 1st Lien Term Loan B, 2.859%, 1M LIBOR + 2.750%, 12/23/24	473,776	466,966
Term Loan B1, 4.609%, 1M LIBOR + 4.500%, 07/21/25	582,935	584,793

		1,051,759

Machinery-Diversified—0.0%
Vertical Midco GmbH
Term Loan B, 4.478%, 6M LIBOR + 4.250%, 07/30/27	385,829	387,114

Media—0.3%
Banijay Entertainment S.A.S
USD Term Loan, 3.854%, 1M LIBOR + 3.750%, 03/01/25	542,795	538,837
Cengage Learning Acquisitions, Inc.
Term Loan B, 5.250%, 3M LIBOR + 4.250%, 06/07/23	899,524	891,734
Diamond Sports Group, LLC
Term Loan, 3.360%, 1M LIBOR + 3.250%, 08/24/26	709,847	503,104
Gray Television, Inc.
Term Loan C, 2.615%, 1M LIBOR + 2.500%, 01/02/26	321,812	319,951
Radiate Holdco LLC
Term Loan, 4.250%, 1M LIBOR + 3.500%, 09/25/26	64,014	64,043
Univision Communications, Inc.
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 03/15/26	430,602	430,845

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans(e)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Virgin Media Bristol LLC
Term Loan Q, 01/31/29 (f)	30,422	$30,411
WideOpenWest Finance LLC
Term Loan B, 4.250%, 1M LIBOR + 3.250%, 08/18/23	212,811	212,621

		2,991,546

Mining—0.0%
U.S. Silica Co.
Term Loan B, 5.000%, 1M LIBOR + 4.000%, 05/01/25	250,000	241,473

Office/Business Equipment—0.1%
Pitney Bowes Inc.
Term Loan B, 03/12/28 (f)	450,932	450,744

Oil & Gas—0.1%
Fieldwood Energy LLC 1st Lien Term Loan, 7.500%, 04/11/22	1,596,270	626,536
2nd Lien Term Loan, 03/31/26 (f) (h) (i)	170,848	167,431
DIP Delayed Draw Term Loan, 9.750%, 1M LIBOR + 8.750%, 08/04/21	190,311	196,972

		990,939

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd.
Term Loan, 6.100%, 3M LIBOR + 4.450%, 10/26/23 (h) (i)	882,507	602,752
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/26/22 (h) (i)	645,477	607,303

		1,210,055

Packaging & Containers—0.1%
BWAY Holding Co.
Term Loan B, 3.443%, 3M LIBOR + 3.250%, 04/03/24	554,369	542,886
Klockner-Pentaplast of America, Inc.
Term Loan B, 02/04/26 (f)	186,312	186,079

		728,965

Pharmaceuticals—0.2%
Bausch Health Companies, Inc.
Term Loan B, 3.109%, 1M LIBOR + 3.000%, 06/02/25	156,139	155,793
Gainwell Acquisition Corp.
Term Loan B, 4.750%, 3M LIBOR + 4.000%, 10/01/27	251,003	250,375
Horizon Therapeutics USA, Inc.
Term Loan B, 2.125%, 1M LIBOR + 2.000%, 05/22/26	406,960	406,790
Pathway Vet Alliance LLC
Term Loan, 3.859%, 1M LIBOR + 3.750%, 03/31/27	681,924	679,915

		1,492,873

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower, LLC
Term Loan B, 2.859%, 1M LIBOR + 2.750%, 08/21/25	308,500	303,101

Retail—0.2%
General Nutrition Centers, Inc. 2nd Lien Term Loan, 6.203%, 1M LIBOR + 6.000%, 10/30/26	229,554	185,365
Great Outdoors Group LLC
Term Loan B, 5.000%, 6M LIBOR + 4.250%, 03/06/28	422,340	423,044

Retail—(Continued)
Harbor Freight Tools USA, Inc.
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 10/19/27	404,579	404,807
Highline Aftermarket Acquisition LLC
Term Loan B, 5.250%, 3M LIBOR + 4.500%, 11/09/27	62,300	62,533
IRB Holding Corp.
Incremental Term Loan, 4.250%, 3M LIBOR + 3.250%, 12/15/27	59,597	59,539
PetSmart, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/12/28	95,691	95,651
Rent-A-Center, Inc.
Term Loan B, 4.750%, 1M LIBOR + 4.000%, 02/17/28	88,083	88,596
Staples, Inc.
Term Loan, 5.205%, 3M LIBOR + 5.000%, 04/16/26	567,010	554,784
WOOF Holdings, Inc.
1st Lien Term Loan, 4.500%, 3M LIBOR + 3.750%, 12/21/27	54,453	54,316

		1,928,635

Software—0.6%
Alloy Finco, Ltd.
Holdco PIK Term Loan, 0.500%, 3M LIBOR + 0.500%, 03/06/25	498,933	309,338
Athenahealth, Inc.
Term Loan B1, 4.453%, 3M LIBOR + 4.250%, 02/11/26	546,296	548,345
Blackboard, Inc.
Term Loan B5, 7.000%, 3M LIBOR + 6.000%, 06/30/24	847,480	845,997
DCert Buyer, Inc.
Term Loan B, 4.109%, 1M LIBOR + 4.000%, 10/16/26	426,347	425,974
Dun & Bradstreet Corp. (The)
Term Loan, 3.359%, 1M LIBOR + 3.250%, 02/06/26	10,619	10,578
Greeneden U.S., Holdings II LLC
USD Term Loan B, 4.750%, 1M LIBOR + 4.000%, 12/01/27	116,138	116,254
Hyland Software, Inc.
Term Loan 3, 4.250%, 1M LIBOR + 3.500%, 07/01/24	96,510	96,550
Idera, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 02/04/28	64,925	64,609
IGT Holding IV AB
USD Term Loan, 03/23/28 (f)	192,308	191,947
Ivanti Software, Inc.
Term Loan B, 5.750%, 3M LIBOR + 4.750%, 12/01/27	160,000	160,960
Mitchell International, Inc.
Add-On Term Loan, 4.750%, 1M LIBOR + 4.250%, 11/29/24	248,750	249,735
Navicure, Inc.
Term Loan B, 4.109%, 1M LIBOR + 4.000%, 10/22/26	257,400	258,044
Playtika Holding Corp.
Term Loan, 03/13/28 (f)	55,494	55,246
Term Loan B, 7.000%, 3M LIBOR + 6.000%, 12/10/24	82,253	81,893
Quest Software US Holdings, Inc. 1st Lien Term Loan, 4.462%, 3M LIBOR + 4.250%, 05/16/25	577,048	577,650
Syncsort, Inc. 1st Lien Term Loan, 03/04/28 (f)	437,500	436,680
Tibco Software, Inc.
Term Loan B3, 3.860%, 1M LIBOR + 3.750%, 06/30/26	585,575	580,451

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Floating Rate Loans(e)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Ultimate Software Group, Inc. (The)
Incremental Term Loan, 4.000%, 3M LIBOR + 3.250%, 05/04/26	139,392	$139,490
Veritas U.S., Inc.
Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	322,963	323,720

		5,473,461

Telecommunications—0.3%
Altice France S.A.
Term Loan B13, 4.198%, 3M LIBOR + 4.000%, 08/14/26	78,948	78,800
CCI Buyer, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.000%, 12/17/27	35,240	35,335
CommScope, Inc.
Term Loan B, 3.359%, 1M LIBOR + 3.250%, 04/06/26	543,108	540,619
Global Tel*Link Corp. 1st Lien Term Loan, 4.359%, 1M LIBOR + 4.250%, 11/29/25	844,910	798,000
LogMeIn, Inc.
Term Loan B, 4.854%, 1M LIBOR + 4.750%, 08/31/27	397,197	396,735
Zayo Group Holdings, Inc.
Term Loan, 3.109%, 1M LIBOR + 3.000%, 03/09/27	630,101	625,853

		2,475,342

Transportation—0.0%
Kenan Advantage Group, Inc.
Term Loan B, 03/23/26 (f)	200,000	199,438

Total Floating Rate Loans (Cost $45,944,356)		44,846,137

Foreign Government—3.7%

Banks—0.4%
Banque Centrale de Tunisie International Bond 5.750%, 01/30/25 (144A) (c)	1,800,000	1,566,490
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,849,823

		4,416,313

Sovereign—3.3%
Brazilian Government International Bond 8.750%, 02/04/25 (c)	980,000	1,212,025
Colombia Government International Bond 8.125%, 05/21/24 (c)	1,910,000	2,277,083
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	82,600,000	1,497,334
Egypt Government International Bond 5.750%, 05/29/24 (144A)	1,400,000	1,467,732
Gabon Government International Bond 6.950%, 06/16/25 (144A)	450,000	467,325
Hungary Government International Bond 5.375%, 02/21/23	1,220,000	1,330,166
Indonesia Government International Bond 3.700%, 01/08/22 (144A)	2,280,000	2,332,098
Iraq International Bond 5.800%, 01/15/28 (144A)	1,968,750	1,859,563

Sovereign—(Continued)
Kazakhstan Government International Bond 3.875%, 10/14/24 (144A)	2,100,000	2,302,419
Mexico Government International Bond 4.150%, 03/28/27	2,200,000	2,439,382
Mongolia Government International Bond 8.750%, 03/09/24 (144A)	490,000	563,461
Pakistan Government International Bond 8.250%, 09/30/25 (144A)	520,000	575,460
Peruvian Government International Bonds 2.783%, 01/23/31	600,000	600,126
7.350%, 07/21/25	900,000	1,112,706
Philippine Government International Bond 4.200%, 01/21/24	600,000	656,250
Republic of Belarus International Bond 7.625%, 06/29/27 (144A)	1,400,000	1,433,813
Republic of Poland Government International Bond 5.000%, 03/23/22	1,550,000	1,617,812
Republic of South Africa Government International Bond 5.875%, 09/16/25 (c)	2,030,000	2,238,562
Russian Foreign Bond—Eurobond 4.875%, 09/16/23 (144A)	1,500,000	1,634,247
Turkey Government International Bond 6.375%, 10/14/25	2,150,000	2,127,210
Ukraine Government International Bond 7.375%, 09/25/32 (144A)	1,700,000	1,708,602
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (j)	60,056,542	1,515,350

		32,968,726

Total Foreign Government (Cost $38,365,688)		37,385,039

Municipals—3.3%

City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	743,983
Curators of the University of Missouri (The) 2.012%, 11/01/27	2,000,000	2,055,452
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	796,602
Metropolitan Transportation Authority 4.000%, 11/15/45	680,000	758,036
5.000%, 09/01/22	3,510,000	3,719,609
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	6,148,629
San Jose Redevelopment Agency Successor Agency 2.480%, 08/01/21	650,000	654,746
2.630%, 08/01/22	2,165,000	2,230,696
State of California 2.375%, 10/01/26	5,230,000	5,535,975
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	865,000	973,872
State of New Jersey 3.000%, 06/01/32	500,000	556,630
State of New York 2.120%, 02/15/25	5,230,000	5,501,668

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
State of Oregon Department of Transportation 2.180%, 11/15/25	1,045,000	$1,101,960
State of Texas 5.000%, 04/01/21	1,185,000	1,185,000
Texas State University System 2.351%, 03/15/26	1,385,000	1,459,525

Total Municipals (Cost $32,266,641)		33,422,383

Mortgage-Backed Securities—3.0%

Collateralized Mortgage Obligations—0.6%
Adjustable Rate Mortgage Trust 2.730%, 02/25/35 (a)	1,083,194	1,126,064
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (a)	2,221,946	2,315,819
CHL Mortgage Pass-Through Trust 2.629%, 07/25/34 (a)	303,328	306,300
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	52,391	43,552
MASTR Alternative Loan Trust 5.000%, 02/25/18	9,844	9,994
Merrill Lynch Mortgage Investors Trust 0.849%, 1M LIBOR + 0.740%, 03/25/28 (a)	163,715	161,642
New York Mortgage Trust 0.784%, 1M LIBOR + 0.675%, 02/25/36 (a)	131,767	126,473
OBX Trust 0.759%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	674,153	675,501
Sequoia Mortgage Trust 0.751%, 1M LIBOR + 0.640%, 11/20/34 (a)	194,400	192,153
WaMu Mortgage Pass-Through Certificates Trust 0.569%, 1M LIBOR + 0.230%, 04/25/45 (a)	811,172	799,449
Wells Fargo Mortgage Backed Securities Trust 3.500%, 07/25/47 (144A) (a)	334,452	335,520

		6,092,467

Commercial Mortgage-Backed Securities—2.4%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	2,012,199
BX Commercial Mortgage Trust 0.856%, 1M LIBOR + 0.750%, 11/15/35 (144A) (a)	846,193	846,193
0.906%, 1M LIBOR + 0.800%, 12/15/36 (144A) (a)	3,363,183	3,364,418
1.026%, 1M LIBOR + 0.920%, 10/15/36 (144A) (a)	8,944,262	8,949,873
1.106%, 1M LIBOR + 1.000%, 11/15/32 (144A) (a)	4,830,000	4,837,751
Commercial Mortgage Trust 3.611%, 08/10/49 (144A) (a)	1,220,000	1,305,896
Greenwich Capital Commercial Mortgage Trust 5.610%, 07/10/38 (a)	357,974	320,387
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,701,426

		24,338,143

Total Mortgage-Backed Securities (Cost $30,123,593)		30,430,610

Mutual Funds—1.4%
Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—1.4%
Invesco Senior Loan ETF (c) (Cost $13,741,681)	610,000	13,499,300

Common Stocks—0.1%

Energy Equipment & Services—0.0%
Weatherford International plc (k)	6,622	84,364

Oil, Gas & Consumable Fuels—0.0%
Riviera Resources, Inc. (h) (i) (k)	2,835	732

Paper & Forest Products—0.1%
Appvion,Inc. (h) (i)	38,739	671,439
Verso Corp.—Class A	1,665	24,292

		695,731

Retail—0.0%
KSouth Africa, Ltd. (h) (i)	817,800	0
KSouth Africa, Ltd. (h) (i)	8,217,950	0

		0

Specialty Retail—0.0%
Party City Holdco, Inc. (c) (k)	19,933	115,612

Total Common Stocks (Cost $1,479,263)		896,439

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp., Series A, Expires 10/08/22 (h) (i) (k)	728	129
Battalion Oil Corp., Series B, Expires 10/08/2 (c) (h) (i) (k)	911	92
Battalion Oil Corp., Series C, Expires 10/08/22 (h) (i) (k)	1,171	54

		275

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (k)	175	368

Total Warrants (Cost $0)		643

Short-Term Investment—7.4%

Repurchase Agreement—7.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $74,040,225; collateralized by U.S. Treasury Notes with rates ranging from 1.375% - 2.000%, maturity dates ranging from 01/31/25 -02/15/26, and an aggregate market value of $75,521,180.	74,040,225	74,040,225

Total Short-Term Investments (Cost $74,040,225)		74,040,225

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (l)—5.5%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.3%
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	$999,998
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (a)	2,000,000	2,000,096

		3,000,094

Repurchase Agreements—4.3%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $7,087,258; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $7,229,001.	7,087,256	7,087,256
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $6,000,042; collateralized by various Common Stock with an aggregate market value of $6,600,117.	6,000,000	6,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $4,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,700,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% -3.125%, maturity dates ranging from 10/24/22 -02/15/51, and an aggregate market value of $1,734,001.	1,700,000	1,700,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.000% -2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $510,002.	500,000	500,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,900,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% -3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,207,517.	2,900,000	2,900,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,300,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% -3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,649,934.	3,300,000	3,300,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% -3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $774,228.	700,000	700,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $500,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $554,852.	500,000	500,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $4,000,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,439,668.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $4,300,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,772,643.	4,300,000	4,300,000

		42,987,256

Time Deposits—0.4%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		4,000,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (m)	1,000,000	1,000,000

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (m)	4,000,000	$4,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $54,987,256)		54,987,350

Total Investments—107.5% (Cost $1,078,230,040)		1,077,827,377
Other assets and liabilities (net)—(7.5)%		(75,106,040)

Net Assets—100.0%		$1,002,721,337

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $1,102, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $66,677,565 and the collateral received consisted of cash in the amount of $54,987,256 and non-cash collateral with a value of $13,931,100. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(f)	This loan will settle after March 31, 2021, at which time the interest rate will be determined.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.2% of net assets.
(j)	Principal amount of security is adjusted for inflation.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(m)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $265,481,720, which is 26.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$220,336	$220,336	$1,102
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	681,075	1,341,137	0

				$1,102

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,680,000	JPMC	06/17/21	USD	2,860,979	$(64,961)
AUD	1,320,000	JPMC	07/06/21	USD	1,026,333	(23,344)
AUD	1,260,000	JPMC	07/28/21	USD	970,421	(12,977)
CAD	3,940,000	JPMC	07/08/21	USD	3,087,629	47,961
CNH	5,500,000	JPMC	09/17/21	USD	834,889	(7,365)
EUR	4,640,000	JPMC	06/22/21	USD	5,705,664	(255,460)
EUR	253,765	BBP	08/31/21	USD	299,732	(1,195)
EUR	322,067	CBNA	08/31/21	USD	380,689	(1,801)
EUR	400,000	JPMC	08/31/21	USD	472,848	(2,277)
JPY	505,000,000	JPMC	07/07/21	USD	4,874,682	(309,587)
KRW	1,080,000,000	JPMC	07/28/21	USD	976,757	(22,436)
SGD	1,300,000	JPMC	07/28/21	USD	978,916	(12,958)

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	3,235,000	JPMC	04/06/21	USD	392,740	$(2,424)
TRY	1,910,000	JPMC	09/28/21	USD	201,265	3,994
TRY	3,235,000	JPMC	09/28/21	USD	340,885	6,764

Contracts to Deliver
AUD	3,680,000	JPMC	06/17/21	USD	2,777,646	(18,373)
AUD	1,320,000	JPMC	07/06/21	USD	1,023,092	20,104
CAD	1,010,000	JPMC	06/24/21	USD	801,025	(2,758)
CAD	3,940,000	JPMC	07/08/21	USD	3,084,608	(50,982)
EUR	2,500,000	JPMC	06/22/21	USD	2,983,112	46,580
EUR	1,500,000	JPMC	06/22/21	USD	1,770,000	8,080
EUR	253,765	BBP	08/31/21	USD	303,734	5,198
EUR	322,067	CBNA	08/31/21	USD	385,230	6,341
EUR	400,000	JPMC	08/31/21	USD	478,722	8,151
TRY	3,235,000	JPMC	04/06/21	USD	386,499	(3,818)

Net Unrealized Depreciation						$(639,543)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/21	716	USD	158,040,218	$(136,792)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/21/21	(348)	USD	(45,566,250)	1,108,773
U.S. Treasury Note 5 Year Futures	06/30/21	(163)	USD	(20,113,945)	208,783
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	(55)	USD	(7,902,813)	270,008

Net Unrealized Appreciation					$1,450,772

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	67,050,000	$885,898	$124,349	$761,549
Receive	12M CPURNSA	Maturity	1.893%	Maturity	01/15/27	USD	21,850,000	762,964	—	762,964

Totals								$1,648,862	$124,349	$1,524,513

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	2.326%	USD	676,400	$63,632	$27,110	$36,522
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	2.326%	USD	623,000	58,608	(12,171)	70,779
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	2.326%	USD	5,785,000	544,220	(66,447)	610,667
ITRX.EUR.35.V1	1.000%	Quarterly	06/20/26	0.523%	EUR	4,000,000	117,241	112,111	5,130

Totals							$783,701	$60,603	$723,098

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	1.670%	USD	950,000	$(61,823)	$(54,524)	$(7,299)
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	1.670%	USD	950,000	(61,823)	(54,463)	(7,360)
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	5.716%	USD	875,000	29,448	8,015	21,433
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	5.716%	USD	575,000	19,352	7,950	11,402
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	5.716%	USD	425,000	14,303	3,768	10,535

Totals								$(60,543)	$(89,254)	$28,711

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Air-France KLM S.A. 3.875%, due 06/18/21	5.000%	Quarterly	12/20/25	JPMC	5.191%	EUR	480,000	$(4,269)	$(3,003)	$(1,266)
American Airlines Group, Inc. 5.000%, due 06/01/22	5.000%	Quarterly	12/20/21	CBNA	5.165%	USD	585,000	(689)	(28,567)	27,878
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	12/20/25	CBNA	3.837%	USD	585,000	(68,720)	(86,470)	17,750
Macy’s Retail Holdings LLC 3.625%, due 06/01/24	1.000%	Quarterly	12/20/25	JPMC	4.040%	USD	585,000	(75,868)	(102,996)	27,128
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	9.827%	USD	425,000	(90,767)	(31,961)	(58,806)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	9.827%	USD	575,000	(122,803)	(53,713)	(69,090)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	9.827%	USD	875,000	(186,873)	(67,294)	(119,579)
Royal Caribbean Cruises, Ltd. 5.250%, due 11/15/22	5.000%	Quarterly	12/20/25	BBP	4.278%	USD	585,000	17,469	(16,470)	33,939
United Airlines Holdings, Inc. 5.000%, due 02/01/24	5.000%	Quarterly	12/20/25	CSI	4.062%	USD	140,000	5,536	(985)	6,521
United Airlines Holdings, Inc. 5.000%, due 02/01/24	5.000%	Quarterly	12/20/25	CSI	4.062%	USD	85,000	3,361	400	2,961
United Airlines Holdings, Inc. 5.000%, due 02/01/24	5.000%	Quarterly	12/20/25	CSI	4.062%	USD	57,000	2,254	—	2,254

Totals								$(521,369)	$(391,059)	$(130,310)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid	Unrealized Appreciation(1)
Bespoke Palma 5-7% CDX Tranche	2.300%	Quarterly	06/20/21	CBNA	0.983%	USD	1,380,000	$4,083	$—	$4,083
Bespoke Phoenix 5-7% CDX Tranche	2.900%	Quarterly	12/20/21	CBNA	1.446%	USD	900,000	10,274	—	10,274

Totals								$14,357	$—	$14,357

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (e)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3M USD-LIBOR plus 0.938% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 0.880% based on the notional amount of currency delivered	06/29/22	CBNA	USD	8,527,540	EUR	7,166,000	$120,970	$(9,673)	$130,643
Floating rate equal to 3M USD-LIBOR plus 1.174% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	12/10/21	CBNA	USD	9,879,000	EUR	8,900,000	(558,478)	—	(558,478)
Floating rate equal to 3M USD-LIBOR plus 1.175% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/22/21	CBNA	USD	8,840,000	EUR	8,000,000	(537,698)	—	(537,698)
Floating rate equal to 3M USD-LIBOR plus 1.250% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.100% based on the notional amount of currency delivered	10/30/21	CBNA	USD	4,551,000	EUR	4,100,000	(256,002)	—	(256,002)
Floating rate equal to 3M USD-LIBOR plus 1.318% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.200% based on the notional amount of currency delivered	12/12/21	CBNA	USD	5,439,000	EUR	4,900,000	(307,979)	—	(307,979)
Floating rate equal to 3M USD-LIBOR plus 1.334% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.120% based on the notional amount of currency delivered	07/10/21	CBNA	USD	1,120,000	EUR	1,000,000	(52,934)	(1,000)	(51,934)
Floating rate equal to 3M USD-LIBOR plus 1.810% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.600% based the notional amount of currency delivered	08/12/21	CBNA	USD	1,120,000	EUR	1,000,000	(51,589)	1,250	(52,839)
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency received	Fixed rate equal to 2.500% based the notional amount of currency delivered	05/04/21	CBNA	USD	697,200	EUR	600,000	(6,481)	—	(6,481)

Totals								$(1,650,191)	$(9,423)	$(1,640,768)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International

(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(DOP)—	Dominican Peso
(EUR)—	Euro
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$379,174,588	$—	$379,174,588
Total Corporate Bonds & Notes*	—	240,505,850	—	240,505,850
Total Asset-Backed Securities*	—	168,638,813	—	168,638,813
Floating Rate Loans
Advertising	—	286,807	—	286,807
Aerospace/Defense	—	1,216,824	—	1,216,824
Airlines	—	2,112,054	—	2,112,054
Apparel	—	295,893	—	295,893
Auto Manufacturers	—	822,838	—	822,838
Auto Parts & Equipment	—	1,651,326	—	1,651,326
Beverages	—	193,131	—	193,131
Chemicals	—	1,024,369	—	1,024,369
Commercial Services	—	3,289,552	—	3,289,552
Computers	—	2,624,174	—	2,624,174
Cosmetics/Personal Care	—	979,218	—	979,218
Diversified Financial Services	—	1,367,102	—	1,367,102
Electric	—	23,914	—	23,914
Engineering & Construction	—	364,381	—	364,381
Entertainment	—	1,218,975	—	1,218,975
Food	—	660,318	—	660,318
Healthcare-Services	—	1,888,635	—	1,888,635
Home Builders	—	1,685,048	—	1,685,048
Insurance	—	2,073,648	—	2,073,648
Internet	—	287,333	—	287,333
Leisure Time	—	855,152	—	855,152
Lodging	—	1,051,759	—	1,051,759
Machinery-Diversified	—	387,114	—	387,114
Media	—	2,991,546	—	2,991,546
Mining	—	241,473	—	241,473
Office/Business Equipment	—	450,744	—	450,744
Oil & Gas	—	823,508	167,431	990,939
Oil & Gas Services	—	—	1,210,055	1,210,055
Packaging & Containers	—	728,965	—	728,965
Pharmaceuticals	—	1,492,873	—	1,492,873
Real Estate	—	303,101	—	303,101
Retail	—	1,928,635	—	1,928,635
Software	—	5,473,461	—	5,473,461
Telecommunications	—	2,475,342	—	2,475,342
Transportation	—	199,438	—	199,438
Total Floating Rate Loans	—	43,468,651	1,377,486	44,846,137
Total Foreign Government*	—	37,385,039	—	37,385,039
Total Municipals*	—	33,422,383	—	33,422,383
Total Mortgage-Backed Securities*	—	30,430,610	—	30,430,610
Total Mutual Funds*	13,499,300	—	—	13,499,300

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Energy Equipment & Services	$84,364	$—	$—	$84,364
Oil, Gas & Consumable Fuels	—	—	732	732
Paper & Forest Products	24,292	—	671,439	695,731
Retail	—	—	0	0
Specialty Retail	115,612	—	—	115,612
Total Common Stocks	224,268	—	672,171	896,439
Warrants
Oil, Gas & Consumable Fuels	—	—	275	275
Paper & Forest Products	368	—	—	368
Total Warrants	368	—	275	643
Total Short-Term Investment*	—	74,040,225	—	74,040,225
Securities Lending Reinvestments
Certificates of Deposit	—	3,000,094	—	3,000,094
Repurchase Agreements	—	42,987,256	—	42,987,256
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	49,987,350	—	54,987,350
Total Investments	$18,723,936	$1,057,053,509	$2,049,932	$1,077,827,377

Collateral for Securities Loaned (Liability)	$—	$(54,987,256)	$—	$(54,987,256)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$153,173	$—	$153,173
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(792,716)	—	(792,716)
Total Forward Contracts	$—	$(639,543)	$—	$(639,543)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,587,564	$—	$—	$1,587,564
Futures Contracts (Unrealized Depreciation)	(136,792)	—	—	(136,792)
Total Futures Contracts	$1,450,772	$—	$—	$1,450,772
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,247,611	$—	$2,247,611
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$227,050	$—	$227,050
OTC Swap Contracts at Value (Liabilities)	—	(2,444,796)	—	(2,444,796)
Total OTC Swap Contracts	$—	$(2,217,746)	$—	$(2,217,746)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—61.0% of Net Assets

Security Description	Principal Amount*	Value

Argentina—1.9%
Argentina Bonar Bond 36.119%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	$115,000
Argentina Treasury Bonds
1.000%, 08/05/21 (ARS) (b)	63,397,400	643,422
1.100%, 04/17/21 (ARS) (b)	118,953,630	1,125,687
1.200%, 03/18/22 (ARS) (b)	654,142,847	6,313,534
1.300%, 09/20/22 (ARS) (b)	5,948,000	53,938
1.400%, 03/25/23 (ARS) (b)	356,003,918	3,189,358
1.500%, 03/25/24 (ARS) (b)	356,003,920	2,942,738
Argentine Bonos del Tesoro
15.500%, 10/17/26 (ARS)	693,671,000	1,721,327
16.000%, 10/17/23 (ARS)	370,242,000	1,362,638
18.200%, 10/03/21 (ARS)	329,017,000	1,721,021
Letras de la Nacion Argentina con Ajuste por CER
Zero Coupon, 05/21/21 (ARS) (b) (c)	80,457,245	653,148
Zero Coupon, 09/13/21 (ARS) (b) (c)	44,695,929	359,593
Zero Coupon, 02/28/22 (ARS) (b) (c)	28,000,170	194,104

		20,395,508

Colombia—2.1%
Colombian TES
7.000%, 05/04/22 (COP)	653,000,000	186,939
7.000%, 06/30/32 (COP)	7,946,000,000	2,112,296
7.750%, 09/18/30 (COP)	40,473,100,000	11,621,537
10.000%, 07/24/24 (COP)	26,419,000,000	8,435,343

		22,356,115

Ghana—1.1%
Ghana Government Bonds
16.250%, 05/17/21 (GHS)	9,750,000	1,685,538
16.500%, 02/06/23 (GHS)	13,400,000	2,306,134
17.600%, 11/28/22 (GHS)	11,600,000	2,032,085
17.600%, 02/20/23 (GHS)	2,267,000	396,675
18.250%, 07/25/22 (GHS)	5,170,000	912,653
18.300%, 03/02/26 (GHS)	810,000	138,680
18.750%, 01/24/22 (GHS)	680,000	119,774
19.000%, 09/18/23 (GHS)	680,000	121,507
19.500%, 10/18/21 (GHS)	4,530,000	796,871
19.750%, 03/15/32 (GHS)	18,788,000	3,247,010
24.750%, 07/19/21 (GHS)	1,490,000	263,448

		12,020,375

India—4.5%
India Government Bonds
5.220%, 06/15/25 (INR)	137,000,000	1,848,457
6.790%, 05/15/27 (INR)	1,478,610,000	20,860,873
6.840%, 12/19/22 (INR)	365,000,000	5,200,397
7.270%, 04/08/26 (INR)	94,000,000	1,356,380
7.590%, 01/11/26 (INR)	1,012,000,000	14,789,705
7.680%, 12/15/23 (INR)	311,000,000	4,542,472

		48,598,284

Indonesia—9.8%
Indonesia Treasury Bonds
5.500%, 04/15/26 (IDR)	413,500,000,000	27,941,497
5.625%, 05/15/23 (IDR)	112,587,000,000	7,850,860
7.000%, 05/15/22 (IDR)	450,607,000,000	32,107,106
8.375%, 03/15/24 (IDR)	17,893,000,000	1,325,610
10.000%, 09/15/24 (IDR)	122,770,000,000	9,557,887
12.900%, 06/15/22 (IDR)	341,823,000,000	26,070,502

		104,853,462

Japan—11.6%
Japan Treasury Bills
Zero Coupon, 04/12/21 (JPY) (c)	1,800,900,000	16,265,119
Zero Coupon, 06/10/21 (JPY) (c)	682,200,000	6,162,463
Zero Coupon, 06/16/21 (JPY) (c)	799,000,000	7,217,654
Zero Coupon, 08/10/21 (JPY) (c)	4,871,000,000	44,009,088
Zero Coupon, 08/25/21 (JPY) (c)	5,601,900,000	50,615,384

		124,269,708

Mexico—10.8%
Mexican Bonos
6.500%, 06/10/21 (MXN)	603,940,000	29,641,060
6.500%, 06/09/22 (MXN)	285,840,000	14,260,744
6.750%, 03/09/23 (MXN)	259,469,000	13,116,580
7.250%, 12/09/21 (MXN)	265,450,000	13,216,980
8.000%, 12/07/23 (MXN)	256,957,000	13,400,309
10.000%, 12/05/24 (MXN)	134,690,000	7,528,393
Mexico Cetes
49.869%, 01/13/22 (MXN) (c)	4,337,937,000	20,477,300
57.188%, 10/21/21 (MXN) (c)	24,729,000	118,048
73.376%, 06/17/21 (MXN) (c)	770,818,000	3,737,549

		115,496,963

Norway—4.2%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	20,165,000	2,405,612
1.750%, 03/13/25 (144A) (NOK)	33,998,000	4,102,027
2.000%, 05/24/23 (144A) (NOK)	119,955,000	14,456,544
3.000%, 03/14/24 (144A) (NOK)	100,903,000	12,570,361
3.750%, 05/25/21 (144A) (NOK)	100,823,000	11,841,691

		45,376,235

South Korea—15.0%
Korea Treasury Bonds
1.250%, 12/10/22 (KRW)	64,900,000,000	57,678,063
1.375%, 09/10/21 (KRW)	26,881,400,000	23,836,169
1.375%, 12/10/29 (KRW)	66,194,500,000	55,736,449
1.875%, 03/10/22 (KRW)	18,459,000,000	16,485,514
4.250%, 06/10/21 (KRW)	7,650,400,000	6,808,332

		160,544,527

Total Foreign Government (Cost $770,216,432)		653,911,177

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—19.1%

Security Description	Principal Amount*	Value

U.S. Treasury—19.1%
U.S. Treasury Notes
1.125%, 09/30/21	9,632,000	$9,683,170
1.500%, 09/30/21	23,832,000	24,005,154
1.500%, 10/31/21	6,766,100	6,822,925
1.500%, 09/30/24 (d)	33,000,000	34,136,953
1.500%, 10/31/24 (d)	15,650,000	16,185,523
1.750%, 12/31/24	80,891,000	84,385,744
2.125%, 12/31/21 (d)	10,000,000	10,154,297
2.875%, 05/31/25 (d)	17,750,000	19,338,486

Total U.S. Treasury & Government Agencies (Cost $194,906,172)		204,712,252

Short-Term Investments—19.1%

Repurchase Agreement—18.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $196,707,823; collateralized by U.S. Treasury Notes with rates ranging from 2.000% - 2.750%, maturity dates ranging from 11/15/23 - 08/15/25, and an aggregate market value of $200,642,052.	196,707,823	196,707,823

U.S. Treasury—0.8%
U.S. Treasury Bill 0.002%, 04/08/21 (c) (d)	8,000,000	7,999,992

Total Short-Term Investments (Cost $204,707,698)		204,707,815

Securities Lending Reinvestments (e)—6.0%

Repurchase Agreements—4.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $7,163,446; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $7,306,713.	7,163,444	7,163,444
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $2,000,014; collateralized by various Common Stock with an aggregate market value of $2,200,039.	2,000,000	2,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $5,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,800,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,876,001.	3,800,000	3,800,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,020,003.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,259.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $1,200,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,327,249.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $3,000,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,318,121.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $600,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $663,624.	600,000	600,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $2,600,126; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $2,885,228.	2,600,000	2,600,000
Nomura Securities
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $4,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $7,140,001.	7,000,000	7,000,000

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $3,000,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $3,329,751.	3,000,000	$3,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $7,100,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $7,880,410.	7,100,000	7,100,000

		49,463,444

Time Deposits—1.0%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Nordea Bank New York 0.020%, 04/01/21	3,000,000	3,000,000
Svenska NY 0.020%, 04/01/21	2,000,000	2,000,000

		11,000,000

Mutual Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (f)	1,000,000	1,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	3,500,000	3,500,000

		4,500,000

Total Securities Lending Reinvestments (Cost $64,963,444)		64,963,444

Total Investments—105.2% (Cost $1,234,793,746)		1,128,294,688
Other assets and liabilities (net)—(5.2)%		(55,338,666)

Net Assets—100.0%		$1,072,956,022

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $63,396,592 and the collateral received consisted of cash in the amount of $64,963,444. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $45,376,235, which is 4.2% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	6,295,493	CBNA	04/05/21	USD	1,127,942	$(9,469)
BRL	8,181,892	CBNA	04/05/21	USD	1,456,008	(2,393)
BRL	9,954,230	HSBC	04/05/21	USD	1,771,751	(3,258)
BRL	36,867,379	HSBC	04/05/21	USD	6,853,208	(303,257)
BRL	39,923,100	JPMC	04/05/21	USD	7,127,852	(35,015)
CNH	60,400,810	HSBC	04/14/21	USD	9,296,151	(100,695)
CNH	41,966,000	JPMC	05/20/21	USD	6,490,410	(118,751)
CNH	88,060,080	BOA	06/11/21	USD	13,398,988	(50,815)
CNH	52,781,030	CBNA	06/11/21	USD	8,039,393	(38,829)
CNH	52,239,590	JPMC	06/11/21	USD	7,958,999	(40,506)
CNH	105,579,210	BOA	06/15/21	USD	16,078,786	(79,940)
CNH	83,341,700	CBNA	06/15/21	USD	12,696,205	(67,099)
CNH	84,053,150	JPMC	06/15/21	USD	12,813,781	(76,866)

BHFTI-142

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	30,309,880	HSBC	06/16/21	USD	4,647,828	$(55,199)
CNH	30,486,350	HSBC	06/16/21	USD	4,619,424	(56)
CNH	55,783,810	CBNA	07/14/21	USD	8,548,195	(113,684)
CNH	19,700,000	BNP	08/03/21	USD	3,010,621	(36,488)
EUR	3,888,354	BOA	04/16/21	USD	4,726,294	(165,477)
EUR	3,821,000	HSBC	04/16/21	USD	4,643,604	(161,789)
EUR	3,566,100	DBAG	04/27/21	USD	4,339,088	(155,301)
EUR	10,168,225	DBAG	04/29/21	USD	12,373,002	(443,034)
EUR	1,320,800	GSBU	04/30/21	USD	1,605,512	(55,838)
EUR	2,183,327	GSBU	05/20/21	USD	2,655,122	(92,386)
EUR	913,000	MSCS	05/27/21	USD	1,110,427	(38,612)
INR	87,293,700	JPMC	05/04/21	USD	1,181,001	8,433
INR	63,624,900	CBNA	05/10/21	USD	859,273	6,994
INR	102,619,900	HSBC	05/10/21	USD	1,388,350	8,843
INR	64,525,900	CBNA	06/08/21	USD	858,114	17,096
INR	37,997,400	CBNA	06/09/21	USD	505,016	10,300
INR	102,907,080	HSBC	06/11/21	USD	1,389,472	5,766
INR	87,540,800	JPMC	09/07/21	USD	1,163,812	8,803
INR	85,052,900	CBNA	09/08/21	USD	1,131,098	8,035
INR	113,234,200	JPMC	09/08/21	USD	1,515,204	1,367
JPY	1,742,903,900	JPMC	04/01/21	USD	16,428,200	(687,366)
JPY	775,993,590	JPMC	04/30/21	USD	7,458,967	(448,778)
JPY	386,000,000	MSCS	05/06/21	USD	3,705,037	(217,789)
JPY	494,496,203	CBNA	05/17/21	USD	4,708,703	(240,838)
JPY	521,836,390	HSBC	06/08/21	USD	5,026,890	(311,045)
JPY	2,632,506,185	CBNA	06/15/21	USD	25,383,340	(1,591,575)
JPY	895,771,769	HSBC	06/15/21	USD	8,628,123	(532,419)
JPY	5,042,185,566	JPMC	06/15/21	USD	48,597,037	(3,027,346)
JPY	962,664,925	BNP	06/22/21	USD	9,342,860	(641,952)
KRW	11,175,000,000	HSBC	04/20/21	USD	10,186,502	(313,591)
KRW	63,806,244,600	DBAG	05/03/21	USD	58,989,733	(2,621,303)
KRW	6,091,000,000	CBNA	05/17/21	USD	5,550,594	(169,393)
NOK	50,224,500	JPMC	09/20/21	USD	5,776,915	94,410

Contracts to Deliver
BRL	14,477,384	CBNA	04/05/21	USD	2,616,552	44,464
BRL	46,821,609	HSBC	04/05/21	USD	8,779,271	460,827
BRL	39,923,100	JPMC	04/05/21	USD	7,386,874	294,037
EUR	3,888,354	BOA	04/16/21	USD	4,594,129	33,311
EUR	3,821,000	HSBC	04/16/21	USD	4,508,264	26,449
EUR	3,566,100	DBAG	04/27/21	USD	4,244,800	61,013
EUR	10,168,225	DBAG	04/29/21	USD	12,078,326	148,359
EUR	1,320,800	GSBU	04/30/21	USD	1,557,778	8,105
EUR	1,367,827	GSBU	05/20/21	USD	1,630,039	24,518
EUR	815,500	GSBU	05/20/21	USD	971,962	14,748
EUR	9,262,000	MSCS	05/27/21	USD	11,040,860	167,750
EUR	12,500,000	DBAG	08/03/21	USD	15,161,875	465,583
EUR	4,839,649	DBAG	10/15/21	USD	5,923,730	224,266
JPY	1,068,000,000	JPMC	04/01/21	USD	10,001,583	356,064
JPY	674,903,900	JPMC	04/01/21	USD	6,210,955	115,638
JPY	775,993,590	JPMC	04/30/21	USD	7,143,278	133,090
JPY	386,000,000	MSCS	05/06/21	USD	3,546,138	58,890
JPY	494,496,203	CBNA	05/17/21	USD	4,542,288	74,423
JPY	521,836,390	HSBC	06/08/21	USD	4,795,078	79,234
JPY	2,982,000,000	JPMC	06/15/21	USD	27,428,092	477,712
JPY	577,000,000	JPMC	06/15/21	USD	5,314,033	99,288

BHFTI-143

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	11,175,000,000	HSBC	04/20/21	USD	9,755,565	$(117,346)
KRW	63,806,244,600	DBAG	05/03/21	USD	56,192,201	(176,229)
KRW	6,091,000,000	CBNA	05/17/21	USD	5,460,577	79,375
MXN	328,699,000	CBNA	04/13/21	USD	16,348,548	279,490
MXN	219,300,000	HSBC	06/24/21	USD	10,493,677	(143,250)
MXN	3,506,243	HSBC	06/29/21	USD	168,435	(1,539)
MXN	153,745,000	CBNA	07/08/21	USD	7,140,668	(305,035)
MXN	124,164,000	CBNA	07/08/21	USD	5,804,443	(208,684)
MXN	604,740,000	HSBC	08/05/21	USD	29,347,051	155,627
MXN	370,448,600	HSBC	08/05/21	USD	17,977,706	95,770
MXN	281,980,000	CBNA	08/23/21	USD	13,542,537	(40,462)
MXN	152,232,000	CBNA	08/23/21	USD	7,034,946	(298,082)

Cross Currency Contracts to Buy
CAD	6,254,227	HSBC	05/03/21	EUR	4,031,448	246,696
CAD	5,434,300	GSBU	05/20/21	EUR	3,496,616	220,316
CAD	1,289,781	MSCS	05/27/21	EUR	828,951	53,250
CAD	21,347,000	DBAG	08/03/21	EUR	13,737,692	837,122
CAD	6,254,227	HSBC	08/03/21	EUR	4,023,537	246,812
CAD	3,260,000	CBNA	08/03/21	EUR	2,089,795	137,426
CAD	9,729,000	BOA	11/02/21	EUR	6,229,271	403,517
CAD	5,929,400	HSBC	11/02/21	EUR	3,798,974	242,974
CHF	2,084,108	UBSA	04/13/21	EUR	1,935,402	(64,499)
CHF	3,272,629	GSBU	04/13/21	EUR	3,042,933	(105,756)
CHF	3,334,621	UBSA	06/09/21	EUR	3,094,632	(99,690)
EUR	3,019,908	GSBU	04/13/21	CHF	3,272,629	78,750
EUR	1,927,374	UBSA	04/13/21	CHF	2,084,108	55,084
EUR	3,082,275	UBSA	06/09/21	CHF	3,334,621	85,179
JPY	330,671,996	JPMC	04/13/21	AUD	4,340,758	(310,431)
JPY	656,192,939	HSBC	04/13/21	AUD	8,667,476	(656,725)
JPY	1,003,130,517	JPMC	04/13/21	AUD	13,245,445	(1,000,422)
JPY	1,201,731,481	CBNA	04/30/21	EUR	9,791,589	(632,084)
JPY	635,997,540	CBNA	06/10/21	AUD	7,650,500	(64,965)
JPY	725,914,322	HSBC	06/11/21	AUD	8,667,524	(25,025)
JPY	1,203,649,821	HSBC	06/16/21	AUD	14,223,000	71,905
JPY	1,226,816,998	BNP	06/16/21	EUR	9,413,000	32,552
JPY	490,836,600	HSBC	06/16/21	AUD	5,800,000	29,322
JPY	1,132,331,321	HSBC	06/25/21	EUR	8,706,022	7,846
JPY	993,766,833	CBNA	06/30/21	EUR	7,679,420	(39,179)
JPY	993,716,916	CBNA	06/30/21	EUR	7,679,420	(39,630)
JPY	946,872,822	CBNA	06/30/21	EUR	7,679,423	(463,063)
JPY	330,271,190	JPMC	07/13/21	AUD	4,340,762	(312,560)
JPY	873,892,309	HSBC	08/18/21	EUR	6,801,740	(96,128)
JPY	1,118,503,795	HSBC	08/18/21	EUR	8,705,516	(122,916)
JPY	1,256,461,356	CBNA	08/24/21	EUR	9,791,549	(153,318)
JPY	1,098,296,170	HSBC	10/25/21	EUR	8,705,927	(313,788)
NOK	77,945,750	JPMC	04/19/21	EUR	7,536,197	273,127
NOK	38,374,300	DBAG	06/15/21	EUR	3,572,195	291,107
NOK	58,667,300	DBAG	06/16/21	EUR	5,515,295	381,410
NOK	55,781,000	DBAG	06/18/21	EUR	5,252,621	352,187
NOK	28,100,000	JPMC	06/22/21	EUR	2,775,120	25,512
NOK	71,630,000	DBAG	08/03/21	EUR	6,856,645	312,690
NOK	38,458,900	DBAG	09/15/21	EUR	3,572,189	292,121
NOK	77,945,750	JPMC	09/16/21	EUR	7,690,219	61,850
NOK	79,604,000	JPMC	09/20/21	EUR	7,466,632	518,018
NOK	111,182,775	JPMC	09/30/21	EUR	11,009,068	37,389

BHFTI-144

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SEK	35,194,000	DBAG	04/15/21	EUR	3,399,697	$42,577
SEK	26,395,500	DBAG	04/16/21	EUR	2,544,047	38,615
SEK	26,395,500	DBAG	04/19/21	EUR	2,608,019	(36,528)
SEK	70,387,997	DBAG	05/17/21	EUR	6,976,984	(126,279)
SEK	70,388,003	DBAG	06/11/21	EUR	6,841,904	29,803
SEK	30,676,200	DBAG	06/15/21	EUR	2,984,356	9,832
SEK	2,199,624	DBAG	06/16/21	EUR	216,667	(2,440)
SEK	78,143,800	DBAG	06/16/21	EUR	7,648,260	(29,066)
SEK	41,792,868	DBAG	06/16/21	EUR	4,116,672	(46,351)
SEK	14,250,000	JPMC	06/18/21	EUR	1,397,241	(8,315)
SEK	47,800,000	DBAG	08/03/21	EUR	4,692,669	(37,887)
SEK	197,100,000	DBAG	08/05/21	EUR	19,423,312	(243,137)
SEK	30,712,100	DBAG	09/15/21	EUR	2,984,365	9,833
SEK	2,199,625	DBAG	09/16/21	EUR	216,430	(2,462)
SEK	41,792,883	DBAG	09/16/21	EUR	4,112,178	(46,780)

Net Unrealized Depreciation						$(9,845,303)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index

BHFTI-145

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$653,911,177	$—	$653,911,177
Total U.S. Treasury & Government Agencies*	—	204,712,252	—	204,712,252
Total Short-Term Investments*	—	204,707,815	—	204,707,815
Securities Lending Reinvestments
Repurchase Agreements	—	49,463,444	—	49,463,444
Time Deposits	—	11,000,000	—	11,000,000
Mutual Funds	4,500,000	—	—	4,500,000
Total Securities Lending Reinvestments	4,500,000	60,463,444	—	64,963,444
Total Investments	$4,500,000	$1,123,794,688	$—	$1,128,294,688

Collateral for Securities Loaned (Liability)	$—	$(64,963,444)	$—	$(64,963,444)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,572,900	$—	$9,572,900
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(19,418,203)	—	(19,418,203)
Total Forward Contracts	$—	$(9,845,303)	$—	$(9,845,303)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-146

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Boeing Co. (The) (a)	65,786	$16,757,010
Lockheed Martin Corp.	54,403	20,101,909
Raytheon Technologies Corp.	295,564	22,838,230

		59,697,149

Air Freight & Logistics—0.5%
FedEx Corp.	49,235	13,984,709

Airlines—0.3%
JetBlue Airways Corp. (b)	367,499	7,474,930

Automobiles—0.8%
Tesla, Inc. (a) (b)	29,837	19,929,027

Banks—2.8%
Bank of America Corp. (a)	723,858	28,006,066
JPMorgan Chase & Co.	293,529	44,683,920

		72,689,986

Beverages—2.2%
Boston Beer Co., Inc. (The) - Class A (a) (b)	9,425	11,369,189
Constellation Brands, Inc. - Class A	102,111	23,281,308
Molson Coors Beverage Co. - Class B (a)	79,591	4,071,080
Monster Beverage Corp. (b)	198,235	18,057,226

		56,778,803

Biotechnology—2.0%
Alnylam Pharmaceuticals, Inc. (a) (b)	7,409	1,046,077
Amicus Therapeutics, Inc. (a) (b)	42,266	417,588
Apellis Pharmaceuticals, Inc. (a) (b)	29,897	1,282,880
Arena Pharmaceuticals, Inc. (a) (b)	12,789	887,429
Ascendis Pharma A/S (ADR) (b)	6,645	856,408
BioAtla, Inc. (a) (b)	14,176	720,708
Biogen, Inc. (b)	13,987	3,912,863
Black Diamond Therapeutics, Inc. (a) (b)	24,470	593,642
Celldex Therapeutics, Inc. (a) (b)	16,350	336,810
Cullinan Oncology, Inc. (a) (b)	12,900	537,543
Design Therapeutics, Inc. (b)	27,521	822,878
Exact Sciences Corp. (a) (b)	39,666	5,227,185
Forma Therapeutics Holdings, Inc. (b)	14,975	419,600
Global Blood Therapeutics, Inc. (a) (b)	15,009	611,617
Immunocore Holdings plc (ADR) (a) (b)	13,095	557,454
Incyte Corp. (a) (b)	26,542	2,157,068
Kodiak Sciences, Inc. (a) (b)	9,477	1,074,597
Mersana Therapeutics, Inc. (a) (b)	39,250	635,065
Mirati Therapeutics, Inc. (b)	6,406	1,097,348
Myovant Sciences, Ltd. (a) (b)	514,772	10,594,008
Olema Pharmaceuticals, Inc. (a) (b)	20,703	686,926
PTC Therapeutics, Inc. (b)	11,315	535,765
Regeneron Pharmaceuticals, Inc. (a) (b)	6,066	2,870,067
REVOLUTION Medicines, Inc. (a) (b)	20,040	919,435
Rocket Pharmaceuticals, Inc. (a) (b)	21,739	964,559
Sage Therapeutics, Inc. (a) (b)	8,111	607,108
Seagen, Inc. (b)	11,432	1,587,448
Sigilon Therapeutics, Inc. (b)	24,625	550,369

Biotechnology—(Continued)
TCR2 Therapeutics, Inc. (a) (b)	37,931	837,516
TG Therapeutics, Inc. (a) (b)	10,560	508,992
Turning Point Therapeutics, Inc. (b)	11,276	1,066,597
Vertex Pharmaceuticals, Inc. (b)	32,995	7,090,296

		52,013,846

Building Products—0.9%
Johnson Controls International plc	240,268	14,336,791
Trane Technologies plc	55,289	9,153,647

		23,490,438

Capital Markets—4.7%
Ares Management Corp. - Class A (a)	303,208	16,988,744
Blackstone Group, Inc. (The) - Class A	62,058	4,625,183
Charles Schwab Corp. (The)	624,083	40,677,730
CME Group, Inc.	90,621	18,507,527
Hamilton Lane, Inc. - Class A (a)	79,771	7,064,520
LPL Financial Holdings, Inc.	103,007	14,643,475
S&P Global, Inc. (a)	45,443	16,035,471
StepStone Group, Inc. - Class A	159,960	5,641,789

		124,184,439

Chemicals—2.6%
Cabot Corp.	143,758	7,538,669
Celanese Corp.	75,474	11,306,760
FMC Corp.	90,488	10,008,878
Ingevity Corp. (a) (b)	53,539	4,043,801
Linde plc	67,761	18,982,567
Livent Corp. (a) (b)	80,592	1,395,853
PPG Industries, Inc. (a)	95,843	14,401,369

		67,677,897

Commercial Services & Supplies—0.4%
Waste Management, Inc.	79,747	10,288,958

Construction & Engineering—0.1%
Dycom Industries, Inc. (a) (b)	17,091	1,586,899

Consumer Finance—0.5%
American Express Co. (a)	69,000	9,759,360
OneMain Holdings, Inc. (a)	79,513	4,271,438

		14,030,798

Containers & Packaging—0.2%
Ball Corp.	53,796	4,558,673

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a) (b)	336,882	2,567,041

Diversified Financial Services—0.7%
Equitable Holdings, Inc. (a)	362,167	11,813,888
Voya Financial, Inc.	118,149	7,519,002

		19,332,890

BHFTI-147

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—2.8%
Duke Energy Corp.	233,547	$22,544,292
Edison International	239,013	14,006,162
Exelon Corp.	373,655	16,343,670
FirstEnergy Corp.	543,452	18,852,350
Southern Co. (The)	36,698	2,281,147

		74,027,621

Energy Equipment & Services—0.2%
Schlumberger NV	223,400	6,074,246

Entertainment—1.7%
Electronic Arts, Inc.	108,261	14,655,292
Netflix, Inc. (b)	57,418	29,952,674

		44,607,966

Equity Real Estate Investment Trusts—2.0%
Alexandria Real Estate Equities, Inc.	53,704	8,823,567
American Tower Corp.	47,303	11,308,255
Douglas Emmett, Inc. (a)	328,603	10,318,134
Rexford Industrial Realty, Inc. (a)	218,156	10,995,063
Ryman Hospitality Properties, Inc. (a)	161,336	12,505,153

		53,950,172

Food & Staples Retailing—2.2%
Performance Food Group Co. (b)	552,876	31,851,186
Sysco Corp.	231,234	18,207,365
U.S. Foods Holding Corp. (a) (b)	236,623	9,020,069

		59,078,620

Food Products—1.0%
Bunge, Ltd.	152,187	12,063,864
Lamb Weston Holdings, Inc. (a)	141,776	10,984,804
UTZ Brands, Inc. (a)	110,722	2,744,798

		25,793,466

Health Care Equipment & Supplies—3.6%
Baxter International, Inc.	220,001	18,554,884
Boston Scientific Corp. (b)	510,073	19,714,321
Danaher Corp.	93,519	21,049,257
Edwards Lifesciences Corp. (b)	156,040	13,051,186
Insulet Corp. (a) (b)	25,686	6,701,991
Intuitive Surgical, Inc. (b)	21,178	15,649,271

		94,720,910

Health Care Providers & Services—2.9%
Anthem, Inc.	44,977	16,144,494
Centene Corp. (b)	82,380	5,264,906
HCA Healthcare, Inc.	40,134	7,558,837
Humana, Inc.	12,781	5,358,434
Laboratory Corp. of America Holdings (b)	25,090	6,398,703
McKesson Corp.	21,547	4,202,527
Quest Diagnostics, Inc.	36,044	4,625,887
UnitedHealth Group, Inc.	75,115	27,948,038

		77,501,826

Hotels, Restaurants & Leisure—2.5%
Booking Holdings, Inc. (b)	8,282	19,295,735
Caesars Entertainment, Inc. (b)	26,841	2,347,245
Carnival Corp.	169,169	4,489,745
Chipotle Mexican Grill, Inc. (a) (b)	3,949	5,610,818
Darden Restaurants, Inc.	68,248	9,691,216
Hyatt Hotels Corp. - Class A (a)	205,014	16,954,658
Las Vegas Sands Corp.	139,406	8,470,309

		66,859,726

Household Durables—0.3%
Lennar Corp. - Class A (a)	88,438	8,952,579

Household Products—0.9%
Procter & Gamble Co. (The)	170,000	23,023,100

Industrial Conglomerates—0.7%
3M Co. (a)	6,590	1,269,761
General Electric Co.	398,515	5,232,502
Honeywell International, Inc.	52,697	11,438,938

		17,941,201

Insurance—3.5%
American Financial Group, Inc. (a)	56,324	6,426,569
American International Group, Inc.	301,492	13,931,945
Assurant, Inc. (a)	107,035	15,174,352
Assured Guaranty, Ltd.	195,462	8,264,133
Athene Holding, Ltd. - Class A (b)	108,336	5,460,135
Chubb, Ltd.	100,245	15,835,703
Hartford Financial Services Group, Inc. (The)	128,872	8,607,361
Marsh & McLennan Cos., Inc. (a)	64,699	7,880,338
Oscar Health, Inc. - Class A (a) (b)	196,658	5,286,167
Trupanion, Inc. (a) (b)	87,544	6,671,728

		93,538,431

Interactive Media & Services—8.2%
Alphabet, Inc. - Class A (b)	61,340	126,514,977
Facebook, Inc. - Class A (b)	219,059	64,519,447
Snap, Inc. - Class A (a) (b)	188,097	9,835,592
Twitter, Inc. (b)	241,350	15,357,101

		216,227,117

Internet & Direct Marketing Retail—4.4%
Amazon.com, Inc. (b)	37,618	116,393,102

IT Services—5.2%
Cognizant Technology Solutions Corp. - Class A	62,607	4,890,859
FleetCor Technologies, Inc. (b)	47,528	12,767,447
Genpact, Ltd.	191,188	8,186,670
Global Payments, Inc.	182,692	36,827,053
GoDaddy, Inc. - Class A (a) (b)	167,342	12,989,086
PayPal Holdings, Inc. (a) (b)	94,037	22,835,945
Shopify, Inc. - Class A (b)	10,348	11,450,062
Snowflake, Inc. - Class A (a) (b)	4,624	1,060,191
Visa, Inc. - A Shares (a)	87,035	18,427,921
WEX, Inc. (a) (b)	32,487	6,796,930

		136,232,164

BHFTI-148

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc.	114,149	$14,512,904
Illumina, Inc. (b)	28,636	10,997,942
PPD, Inc. (a) (b)	157,132	5,945,875
Syneos Health, Inc. (a) (b)	95,219	7,222,361

		38,679,082

Machinery—2.4%
Fortive Corp. (a)	245,505	17,342,473
Ingersoll Rand, Inc. (b)	291,539	14,346,634
Kennametal, Inc. (a)	141,968	5,674,461
Meritor, Inc. (a) (b)	57,839	1,701,624
Parker-Hannifin Corp.	7,623	2,404,523
Rexnord Corp.	153,266	7,217,296
Westinghouse Air Brake Technologies Corp. (a)	167,694	13,274,657

		61,961,668

Media—2.7%
Charter Communications, Inc. - Class A (a) (b)	58,927	36,359,138
DISH Network Corp.	130,311	4,717,258
New York Times Co. (The) - Class A (a)	70,471	3,567,242
Omnicom Group, Inc. (a)	374,115	27,740,627

		72,384,265

Oil, Gas & Consumable Fuels—2.7%
BP plc (ADR) (a)	107,872	2,626,683
Chevron Corp.	81,065	8,494,801
ConocoPhillips	256,871	13,606,457
EOG Resources, Inc.	80,748	5,856,652
Exxon Mobil Corp. (a)	166,188	9,278,276
Marathon Petroleum Corp.	165,642	8,860,191
Pioneer Natural Resources Co. (a)	28,475	4,522,400
Royal Dutch Shell plc - Class A (ADR) (a)	312,543	12,254,811
Royal Dutch Shell plc - Class B (ADR)	167,165	6,156,687

		71,656,958

Personal Products—0.9%
Estee Lauder Cos., Inc. (The) - Class A (a)	80,132	23,306,392

Pharmaceuticals—4.2%
AstraZeneca plc (ADR) (a)	371,830	18,487,388
Bristol-Myers Squibb Co.	251,180	15,856,993
Elanco Animal Health, Inc. (a) (b)	220,158	6,483,653
Eli Lilly and Co.	145,599	27,200,805
Novartis AG (ADR)	126,784	10,837,496
Pfizer, Inc.	767,374	27,801,960
Reata Pharmaceuticals, Inc. - Class A (a) (b)	6,627	660,712
Royalty Pharma plc - Class A	22,906	999,160
Theravance Biopharma, Inc. (b)	180,037	3,674,555

		112,002,722

Professional Services—1.2%
Equifax, Inc. (a)	8,856	1,604,087
IHS Markit, Ltd.	145,233	14,055,650
Science Applications International Corp.	55,025	4,599,540
TransUnion (a)	16,681	1,501,290

Professional Services—(Continued)
TriNet Group, Inc. (a) (b)	117,485	9,159,130

		30,919,697

Road & Rail—0.6%
CSX Corp.	32,500	3,133,650
J.B. Hunt Transport Services, Inc. (a)	24,931	4,190,153
Knight-Swift Transportation Holdings, Inc. (a)	69,456	3,340,139
Uber Technologies, Inc. (a) (b)	114,012	6,214,794

		16,878,736

Semiconductors & Semiconductor Equipment—5.4%
Advanced Micro Devices, Inc. (b)	254,033	19,941,590
KLA Corp.	35,658	11,781,403
Lattice Semiconductor Corp. (b)	315,196	14,190,124
Marvell Technology Group, Ltd.	349,297	17,108,567
Micron Technology, Inc. (b)	298,054	26,291,343
Skyworks Solutions, Inc.	44,293	8,126,880
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	105,855	12,520,529
Teradyne, Inc. (a)	88,489	10,767,342
Texas Instruments, Inc.	112,440	21,250,036

		141,977,814

Software—7.6%
Adobe, Inc. (b)	22,231	10,567,951
Avalara, Inc. (a) (b)	19,127	2,552,116
Guidewire Software, Inc. (a) (b)	38,945	3,957,980
Microsoft Corp.	571,904	134,837,806
Olo, Inc. - Class A (a) (b)	16,700	440,713
Q2 Holdings, Inc. (a) (b)	42,357	4,244,171
Rapid7, Inc. (a) (b)	23,694	1,767,809
Salesforce.com, Inc. (b)	107,661	22,810,136
ServiceNow, Inc. (a) (b)	17,779	8,891,456
Varonis Systems, Inc. (a) (b)	42,136	2,163,262
Workday, Inc. - Class A (b)	36,935	9,175,762

		201,409,162

Specialty Retail—2.0%
Lowe’s Cos., Inc.	85,799	16,317,254
Ross Stores, Inc.	97,480	11,688,827
TJX Cos., Inc. (The)	286,851	18,975,193
Urban Outfitters, Inc. (a) (b)	123,678	4,599,585

		51,580,859

Technology Hardware, Storage & Peripherals—3.9%
Apple, Inc. (a)	834,800	101,970,820

Textiles, Apparel & Luxury Goods—0.9%
PVH Corp.	113,831	12,031,937
Tapestry, Inc. (b)	302,177	12,452,714

		24,484,651

Trading Companies & Distributors—0.1%
Triton International, Ltd.	50,807	2,793,877

BHFTI-149

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc. (a) (b)	91,417	$11,453,636

Total Common Stocks (Cost $1,952,183,979)		2,628,669,069

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $4,545,458; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $4,636,464.	4,545,458	4,545,458

Total Short-Term Investments (Cost $4,545,458)		4,545,458

Securities Lending Reinvestments (c)—10.4%

Certificates of Deposit—2.6%
China Construction Bank Corp. 0.100%, 04/01/21	2,000,000	1,999,996
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (d)	5,000,000	5,000,950
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (d)	4,000,000	4,001,000
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	5,000,000	4,999,950
Mizuho Bank, Ltd. 0.200%, 09/14/21	5,000,000	4,999,770
MUFG Bank Ltd. Zero Coupon, 04/22/21	7,996,002	7,999,200
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (d)	5,000,000	5,001,050
Norinchukin Bank
0.190%, 04/15/21	2,000,000	2,000,074
0.210%, 04/07/21	8,000,000	8,000,184
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	4,000,000	4,000,572
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (d)	7,000,000	7,000,336
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	6,989,458	6,998,810
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (d)	4,000,000	4,000,128

		68,001,480

Commercial Paper—0.8%
Antalis S.A. 0.230%, 04/05/21	4,997,093	4,999,875
Sheffield Receivable 0.220%, 04/06/21	6,996,150	6,999,776

Commercial Paper—(Continued)
Societe Generale 0.280%, 06/07/21	2,995,637	2,999,109
UBS AG 0.200%, 09/15/21	6,992,844	6,992,174

		21,990,934

Master Demand Notes—0.2%
Natixis Financial Products LLC 0.320%, OBFR + 0.250%, 04/01/21 (d)	5,000,000	5,000,000

Repurchase Agreements—6.4%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $7,000,299; collateralized by various Common Stock with an aggregate market value of $7,777,920.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by various Common Stock with an aggregate market value of $2,222,698.	2,000,000	2,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $27,618,614; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $28,170,978.	27,618,606	27,618,606
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $4,001,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $4,192,554.	4,000,000	4,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $20,000,011; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $20,400,000.	20,000,000	20,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,451.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

BHFTI-150

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $6,300,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $6,426,002.	6,300,000	$6,300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,700,008; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,734,005.	1,700,000	1,700,000
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $6,007,922; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $6,595,079.	6,000,000	6,000,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $9,000,050; collateralized by various Common Stock with an aggregate market value of $10,000,167.	9,000,000	9,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $20,000,106; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $22,120,809.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $21,000,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $23,226,850.	21,000,000	21,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $32,283; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $35,705.	32,282	32,282
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $2,000,097; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $2,219,406.	2,000,000	2,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,333,366.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $24,000,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $26,638,005.	24,000,000	24,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $8,000,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $8,879,335.	8,000,000	8,000,000

		168,650,888

Time Deposits—0.4%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	5,000,000	5,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $275,638,456)		275,643,302

Total Investments—110.3% (Cost $2,232,367,893)		2,908,857,829
Other assets and liabilities (net)—(10.3)%		(271,671,446)

Net Assets—100.0%		$2,637,186,383

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $272,221,650 and the collateral received consisted of cash in the amount of $275,617,122 and non-cash collateral with a value of $1,282,565. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-151

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,628,669,069	$—	$—	$2,628,669,069
Total Short-Term Investment*	—	4,545,458	—	4,545,458
Total Securities Lending Reinvestments*	—	275,643,302	—	275,643,302
Total Investments	$2,628,669,069	$280,188,760	$—	$2,908,857,829

Collateral for Securities Loaned (Liability)	$—	$(275,617,122)	$—	$(275,617,122)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-152

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—4.2%
Dexus (REIT)	2,175,000	$16,140,131
Goodman Group (REIT)	797,476	10,986,082
Ingenia Communities Group (REIT)	1,713,018	6,596,789
Lifestyle Communities, Ltd.	827,295	8,639,039
Vicinity Centres (REIT)	9,552,674	12,035,361

		54,397,402

Belgium—1.2%
Montea CVA (REIT)	42,471	4,435,415
Shurgard Self Storage S.A.	148,336	6,756,929
Warehouses De Pauw CVA (REIT)	147,369	4,870,188

		16,062,532

Canada—1.8%
Boardwalk Real Estate Investment Trust (REIT) (a)	176,682	5,104,897
Canadian Apartment Properties (REIT) (a)	206,934	8,868,835
H&R Real Estate Investment Trust (REIT) (a)	860,190	9,760,730

		23,734,462

Finland—0.8%
Kojamo Oyj	508,531	9,950,791

France—1.2%
Covivio (REIT)	91,072	7,792,613
Mercialys S.A. (REIT) (a)	759,170	8,357,527

		16,150,140

Germany—7.1%
ADO Properties S.A. (b)	256,587	7,028,262
Aroundtown S.A.	1,800,604	12,816,641
Deutsche Euroshop AG (b)	308,884	6,432,672
Grand City Properties S.A.	295,862	7,411,469
LEG Immobilien AG	88,017	11,576,566
TAG Immobilien AG	327,750	9,356,672
Vonovia SE	572,724	37,409,272

		92,031,554

Hong Kong—7.1%
CK Asset Holdings, Ltd.	2,533,319	15,398,957
Hongkong Land Holdings, Ltd.	1,687,700	8,296,301
Kerry Properties, Ltd.	1,923,622	6,205,372
Link REIT (The) (REIT)	2,684,564	24,474,141
Sun Hung Kai Properties, Ltd.	1,645,398	24,959,195
Swire Properties, Ltd.	4,022,000	12,449,624

		91,783,590

Ireland—0.2%
Hibernia REIT plc (REIT)	2,396,683	3,097,287

Japan—10.7%
AEON REIT Investment Corp. (REIT)	5,203	7,007,519
Hulic Reit, Inc. (REIT)	4,181	6,550,265
Kenedix Office Investment Corp. (REIT)	1,941	13,816,311
Kenedix Residential Next Investment Corp. (REIT)	3,248	6,339,716

Japan—(Continued)
Kenedix Retail REIT Corp. (REIT)	2,505	6,076,498
LaSalle Logiport (REIT)	12,269	18,595,970
Mitsui Fudosan Co., Ltd.	1,003,268	22,900,899
Nomura Real Estate Holdings, Inc. (a)	536,600	12,972,446
Orix JREIT, Inc. (REIT)	12,230	21,310,098
Sankei Real Estate, Inc. (REIT) (a)	7,621	8,130,609
SOSiLA Logistics REIT, Inc. (REIT)	3,554	4,622,942
Tokyu Fudosan Holdings Corp. (a)	1,732,100	10,305,262

		138,628,535

Singapore—3.4%
CapitaLand Mall Trust (REIT)	8,037,757	12,992,617
CapitaLand, Ltd.	5,412,629	15,167,348
City Developments, Ltd.	709,200	4,215,999
Keppel REIT (REIT)	13,480,551	12,226,405

		44,602,369

Sweden—1.3%
Castellum AB (a)	572,793	12,633,577
Catena AB	99,525	4,386,021

		17,019,598

United Kingdom—3.6%
Big Yellow Group plc (REIT)	369,070	5,666,267
Derwent London plc (REIT)	204,991	9,122,515
Grainger plc	1,715,600	6,311,319
Land Securities Group plc (REIT)	1,335,161	12,706,885
Safestore Holdings plc (REIT)	632,681	6,942,468
Segro plc (REIT)	497,421	6,430,643

		47,180,097

United States—56.6%
Acadia Realty Trust (REIT) (a)	325,979	6,183,822
Alexandria Real Estate Equities, Inc. (REIT)	166,932	27,426,928
American Tower Corp. (REIT)	112,609	26,920,308
Apartment Income REIT Corp. (REIT)	601,680	25,727,837
Brandywine Realty Trust (REIT) (a)	546,774	7,058,852
Brixmor Property Group, Inc. (REIT)	717,882	14,522,753
Camden Property Trust (REIT) (a)	300,660	33,045,541
Columbia Property Trust, Inc. (REIT)	477,853	8,171,286
Cousins Properties, Inc. (REIT) (a)	401,709	14,200,413
Crown Castle International Corp. (REIT) (a)	76,454	13,160,027
CubeSmart (REIT) (a)	710,808	26,889,867
Duke Realty Corp. (REIT)	959,565	40,234,560
Extra Space Storage, Inc. (REIT)	309,963	41,085,596
Healthcare Trust of America, Inc. (REIT) - Class A (a)	709,386	19,564,866
Hilton Worldwide Holdings, Inc. (b)	167,799	20,290,255
Hudson Pacific Properties, Inc. (REIT)	478,442	12,980,131
Invitation Homes, Inc. (REIT)	687,660	21,998,243
Kilroy Realty Corp. (REIT)	144,258	9,467,653
Life Storage, Inc. (REIT)	275,887	23,712,488
MGM Growth Properties LLC (REIT) - Class A	349,251	11,392,568
Mid-America Apartment Communities, Inc. (REIT)	303,851	43,863,930
Pebblebrook Hotel Trust (REIT) (a)	442,457	10,747,280
Piedmont Office Realty Trust, Inc. (REIT) - Class A	422,674	7,341,847

BHFTI-153

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
ProLogis, Inc. (REIT) (a)	686,412	$72,759,672
Retail Properties of America, Inc. (REIT) - Class A (a)	749,330	7,852,978
Simon Property Group, Inc. (REIT) (a)	679,506	77,307,398
SITE Centers Corp. (REIT)	671,835	9,110,083
Spirit Realty Capital, Inc. (REIT) (a)	337,132	14,328,110
STORE Capital Corp. (REIT) (a)	722,372	24,199,462
Ventas, Inc. (REIT)	304,698	16,252,591
VEREIT, Inc. (REIT)	807,910	31,201,484
VICI Properties, Inc. (REIT) (a)	616,793	17,418,234

		736,417,063

Total Common Stocks (Cost $1,133,594,885)		1,291,055,420

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $3,258,880; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $3,324,136.	3,258,880	3,258,880

Total Short-Term Investments (Cost $3,258,880)		3,258,880

Securities Lending Reinvestments (c)—4.7%

Certificates of Deposit — 1.2%
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
Credit Industriel et Commercial 0.250%, 06/11/21	2,000,000	2,000,400
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/05/21	2,998,443	2,999,580
Mizuho Bank, Ltd. 0.200%, 09/14/21	2,000,000	1,999,908
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Sumitomo Mitsui Banking Corp. 0.270%, 05/04/21	2,000,000	2,000,246
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	1,996,988	1,999,660
Toronto-Dominion Bank 0.368%, 3M LIBOR + 0.130%, 07/02/21 (d)	2,000,000	2,000,728

		15,999,980

Commercial Paper—0.6%
Antalis S.A. 0.230%, 04/05/21	1,998,837	1,999,950
Sheffield Receivable 0.220%, 04/06/21	3,997,800	3,999,872
UBS AG 0.200%, 09/15/21	1,997,956	1,997,764

		7,997,586

Repurchase Agreements—2.4%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $5,000,214; collateralized by various Common Stock with an aggregate market value of $5,555,657.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,046.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $3,527,283; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $3,597,827.	3,527,282	3,527,282
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $2,096,277.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $2,137,781.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,000,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $200,001; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $204,001.	200,000	200,000
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $3,003,961; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $3,297,540.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $7,000,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $7,742,283.	7,000,000	7,000,000

BHFTI-154

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,400,110; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,654,497.	2,400,000	$2,400,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,900,092; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $2,108,436.	1,900,000	1,900,000

		31,027,282

Time Deposits—0.3%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG
0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		4,000,000

Mutual Funds—0.2%
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $61,023,305)		61,024,848

Total Investments—104.1% (Cost $1,197,877,070)		1,355,339,148
Other assets and liabilities (net)—(4.1)%		(54,002,604)

Net Assets—100.0%		$1,301,336,544

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $81,996,642 and the collateral received consisted of cash in the amount of $61,016,356 and non-cash collateral with a value of $24,528,674. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Retail REIT’s	15.4
Office REIT’s	12.6
Industrial REIT’s	12.5
Specialized REIT’s	12.4
Real Estate Operating Companies	11.7
Residential REIT’s	11.6
Diversified REIT’s	7.5
Diversified Real Estate Activities	7.4
Health Care REITs	2.8
Real Estate Development	1.8

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-155

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$54,397,402	$—	$54,397,402
Belgium	—	16,062,532	—	16,062,532
Canada	23,734,462	—	—	23,734,462
Finland	—	9,950,791	—	9,950,791
France	—	16,150,140	—	16,150,140
Germany	—	92,031,554	—	92,031,554
Hong Kong	—	91,783,590	—	91,783,590
Ireland	—	3,097,287	—	3,097,287
Japan	—	138,628,535	—	138,628,535
Singapore	—	44,602,369	—	44,602,369
Sweden	—	17,019,598	—	17,019,598
United Kingdom	—	47,180,097	—	47,180,097
United States	736,417,063	—	—	736,417,063
Total Common Stocks	760,151,525	530,903,895	—	1,291,055,420
Total Short-Term Investment*	—	3,258,880	—	3,258,880
Securities Lending Reinvestments
Certificates of Deposit	—	15,999,980	—	15,999,980
Commercial Paper	—	7,997,586	—	7,997,586
Repurchase Agreements	—	31,027,282	—	31,027,282
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	59,024,848	—	61,024,848
Total Investments	$762,151,525	$593,187,623	$—	$1,355,339,148

Collateral for Securities Loaned (Liability)	$—	$(61,016,356)	$—	$(61,016,356)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-156

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Australia—3.0%
AMP, Ltd.	27,240,822	$26,200,511
Brambles, Ltd.	3,276,500	26,385,452
Orica, Ltd.	3,994,926	42,350,502

		94,936,465

Belgium—1.3%
Anheuser-Busch InBev S.A.	636,400	40,122,186

Canada—3.7%
Cenovus Energy, Inc.	6,639,265	49,872,413
Open Text Corp.	900,700	42,945,766
Restaurant Brands International, Inc.	339,520	22,068,800

		114,886,979

China—1.3%
Alibaba Group Holding, Ltd. (a)	742,100	20,999,982
Alibaba Group Holding, Ltd. (ADR) (a)	93,200	21,131,236

		42,131,218

Finland—0.9%
UPM-Kymmene Oyj	757,600	27,210,446

France—10.3%
Accor S.A. (a)	1,752,726	66,123,980
BNP Paribas S.A. (a)	1,955,875	118,839,155
Bureau Veritas S.A. (a)	175,095	4,984,565
Capgemini SE	167,000	28,425,239
Danone S.A.	90,900	6,237,043
EssilorLuxottica S.A.	102,200	16,644,859
Publicis Groupe S.A.	784,838	47,910,105
Valeo S.A.	944,903	32,112,570

		321,277,516

Germany—24.4%
Allianz SE	439,500	111,888,066
Bayer AG	1,945,460	123,109,876
Bayer AG (London Traded Shares)	6,400	403,532
Bayerische Motoren Werke AG	1,222,507	126,745,702
Continental AG	618,519	81,690,982
Daimler AG	1,421,593	126,661,817
Fresenius Medical Care AG & Co. KGaA	858,800	63,129,727
Fresenius Medical Care AG & Co. KGaA (London Traded Shares)	6,400	470,724
Henkel AG & Co. KGaA	174,509	17,267,828
SAP SE	348,100	42,633,209
ThyssenKrupp AG (a)	5,049,100	67,373,717

		761,375,180

Indonesia—0.3%
Bank Mandiri Persero Tbk PT	24,840,400	10,537,900

Ireland—1.4%
Ryanair Holdings plc (a)	138,700	2,689,458
Ryanair Holdings plc (ADR) (a)	366,068	42,097,820

		44,787,278

Italy—4.2%
Intesa Sanpaolo S.p.A. (a)	47,978,700	130,425,108

Japan—2.2%
Komatsu, Ltd.	874,100	27,005,029
Toyota Motor Corp.	554,300	43,305,831

		70,310,860

Mexico—1.0%
Grupo Televisa S.A.B. (ADR) (a) (b)	3,356,608	29,739,547

Netherlands—1.9%
EXOR NV	702,852	59,510,260

South Africa—2.4%
Naspers, Ltd. - N Shares	307,408	73,720,557

South Korea—1.0%
NAVER Corp.	89,900	30,069,290
Samsung Electronics Co., Ltd.	13,450	971,509

		31,040,799

Spain—1.4%
Amadeus IT Group S.A.	624,500	44,206,185

Sweden—3.9%
H & M Hennes & Mauritz AB - B Shares (a)	2,083,000	46,843,019
SKF AB - B Shares (b)	1,290,990	36,700,219
Volvo AB - B Shares (a) (b)	1,526,491	38,623,550

		122,166,788

Switzerland—13.1%
Cie Financiere Richemont S.A. - Class A	279,847	26,872,531
Credit Suisse Group AG	9,601,654	101,371,899
Glencore plc (a)	31,624,965	123,905,901
LafargeHolcim, Ltd. (a)	702,948	41,315,500
Novartis AG	580,500	49,587,941
Roche Holding AG	114,400	36,978,605
Swatch Group AG (The) - Bearer Shares	101,310	29,154,398

		409,186,775

United Kingdom—19.4%
Ashtead Group plc	356,141	21,250,254
Bunzl plc	371,320	11,890,055
CNH Industrial NV (a)	6,432,900	99,913,940
Compass Group plc	1,519,800	30,633,585
Liberty Global plc - Class A (a)	1,797,200	46,116,152
Liberty Global plc - Class C (a)	755,756	19,302,008
Lloyds Banking Group plc (a)	250,948,600	146,932,316
Natwest Group plc	20,079,401	54,338,235
Prudential plc	2,330,600	49,407,596
Rolls-Royce Holdings plc (a)	12,708,665	18,459,884
Schroders plc	854,084	41,223,487
Schroders plc (non-voting shares)	10,427	357,966
Smiths Group plc	941,607	19,965,152
WPP plc	3,783,355	48,032,044

		607,822,674

Total Common Stocks (Cost $2,500,724,819)		3,035,394,721

BHFTI-157

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Preferred Stock—0.3%

Security Description	Shares/ Principal Amount*	Value

Germany—0.3%
Henkel AG & Co. KGaA (Cost $8,871,572)	85,300	$9,590,315

Short-Term Investment—2.1%

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $64,946,042; collateralized by U.S. Treasury Note at 2.625%, maturing 06/30/23, with a market value of $66,244,992.	64,946,042	64,946,042

Total Short-Term Investments (Cost $64,946,042)		64,946,042

Securities Lending Reinvestments (c)—1.8%

Repurchase Agreements—1.6%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $3,763,284; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $3,838,548.	3,763,283	3,763,283
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $8,000,056; collateralized by various Common Stock with an aggregate market value of $8,800,156.	8,000,000	8,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,900,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,978,001.	3,900,000	3,900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,100,005; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,122,003.	1,100,000	1,100,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $7,000,039; collateralized by various Common Stock with an aggregate market value of $7,777,907.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $5,000,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $5,530,202.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $2,500,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,765,101.	2,500,000	2,500,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $8,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $8,160,001.	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $6,000,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $6,659,501.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $4,000,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,439,667.	4,000,000	4,000,000

		52,263,283

Time Deposits—0.2%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	2,000,000	2,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $58,263,283)		58,263,283

Total Investments—101.3% (Cost $2,632,805,716)		3,168,194,361
Other assets and liabilities (net)—(1.3)%		(41,423,750)

Net Assets—100.0%		$3,126,770,611

BHFTI-158

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $55,362,246 and the collateral received consisted of cash in the amount of $58,263,283. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Banks	14.7
Automobiles	9.5
Pharmaceuticals	6.7
Machinery	6.5
Metals & Mining	6.1
Insurance	5.2
Capital Markets	4.6
Media	4.0
Hotels, Restaurants & Leisure	3.8
Internet & Direct Marketing Retail	3.7

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
CHF	36,428,000	SSBT	06/16/21	USD	41,286,982	$2,670,380

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust Co.

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-159

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$94,936,465	$—	$94,936,465
Belgium	—	40,122,186	—	40,122,186
Canada	114,886,979	—	—	114,886,979
China	21,131,236	20,999,982	—	42,131,218
Finland	—	27,210,446	—	27,210,446
France	—	321,277,516	—	321,277,516
Germany	116,742	761,258,438	—	761,375,180
Indonesia	—	10,537,900	—	10,537,900
Ireland	42,097,820	2,689,458	—	44,787,278
Italy	—	130,425,108	—	130,425,108
Japan	—	70,310,860	—	70,310,860
Mexico	29,739,547	—	—	29,739,547
Netherlands	—	59,510,260	—	59,510,260
South Africa	—	73,720,557	—	73,720,557
South Korea	—	31,040,799	—	31,040,799
Spain	—	44,206,185	—	44,206,185
Sweden	—	122,166,788	—	122,166,788
Switzerland	—	409,186,775	—	409,186,775
United Kingdom	65,418,160	542,404,514	—	607,822,674
Total Common Stocks	273,390,484	2,762,004,237	—	3,035,394,721
Total Preferred Stock*	—	9,590,315	—	9,590,315
Total Short-Term Investment*	—	64,946,042	—	64,946,042
Total Securities Lending Reinvestments*	—	58,263,283	—	58,263,283
Total Investments	$273,390,484	$2,894,803,877	$—	$3,168,194,361

Collateral for Securities Loaned (Liability)	$—	$(58,263,283)	$—	$(58,263,283)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,670,380	$—	$2,670,380

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-160

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—4.3% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.3%
U.S. Treasury Floating Rate Notes
0.070%, 3M USTBMM + 0.055%, 07/31/22 (a)	31,000,000	$31,012,700
0.129%, 3M USTBMM + 0.114%, 04/30/22 (a)	28,000,000	28,029,958

Total U.S. Treasury & Government Agencies (Cost $59,000,000)		59,042,658

Commodity-Linked Securities—3.5%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 10/22/21 (144A) (a)	6,930,000	11,179,993
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 04/21/21 (144A) (a)	12,000,000	23,073,815
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 10/28/21 (144A) (a)	9,500,000	14,934,137

Total Commodity-Linked Securities (Cost $28,430,000)		49,187,945

Municipals—1.8%
Maumelle Arkansas Industrial Development, Revenue Bond 0.090%, 08/01/45 (144A) (a)	20,000,000	20,000,000
Metropolitan Washington Airports Authority 0.070%, 10/01/40 (a)	5,000,000	5,000,000

Total Municipals (Cost $25,000,000)		25,000,000

Short-Term Investments—84.2%

Certificate of Deposit—2.7%
Bank of Montreal (Chicago) 0.170%, SOFR + 0.160%, 03/16/22 (a)	8,500,000	8,498,744
0.335%, 3M LIBOR + 0.140%, 05/10/21 (a)	20,000,000	20,003,303
Svenska Handelsbanken 0.314%, 3M LIBOR + 0.090%, 07/20/21 (a)	9,000,000	9,002,624

		37,504,671

Commercial Paper—59.4%
Anglesea Funding plc 0.210%, OBFR+ 0.140%, 08/27/21 (144A) (a) (b)	25,000,000	25,000,000
Apple, Inc
Zero Coupon, 07/01/21 (144A) (c)	19,000,000	18,996,067
0.057%, 04/15/21 (144A) (c)	16,000,000	15,999,533
Bank of Nova Scotia 0.241%, 3M LIBOR + 0.050%, 11/09/21 (a)	23,000,000	23,004,135
Barclays Bank plc 0.243%, 04/09/21 (144A) (c)	23,000,000	22,999,224
Bennington Stark Capital Co. LLC 0.160%, 06/08/21 (144A) (c)	10,500,000	10,496,639

Commercial Paper—(Continued)
BPCE S.A. 0.270%, 06/04/21 (144A) (c)	11,000,000	10,997,378
Caisse des Depots et Consignations 0.215%, 04/27/21 (c)	15,000,000	14,998,987
CDP Financial, Inc. 0.093%, 04/06/21 (144A) (c)	21,000,000	20,999,836
Chevron Corp.
Zero Coupon, 04/01/21 (144A) (c)	15,000,000	14,999,983
0.069%, 05/14/21 (144A) (c)	20,000,000	19,998,167
Colgate-Palmolive Co. 0.058%, 04/23/21 (144A) (c)	11,000,000	10,999,564
Collateralized Commercial Paper Co. LLC 0.232%, 10/21/21 (c)	25,000,000	24,974,783
Concord Minutemen Capital Co. LLC 0.186%, 04/12/21 (144A) (c)	30,000,000	29,998,970
Crown Point Capital Co. LLC 0.240%, 07/08/21 (144A)	30,000,000	30,005,187
DG Bank New York 0.140%, 06/16/21	20,000,000	19,999,743
Exxon Mobil Corp. 0.098%, 05/03/21 (c)	10,000,000	9,999,368
0.109%, 05/12/21 (c)	15,000,000	14,998,845
0.113%, 05/05/21 (c)	10,000,000	9,999,339
FMS Wertmanagement
Zero Coupon, 05/19/21 (c)	25,000,000	24,996,665
ING U.S. Funding LLC 0.182%, 09/27/21 (c)	10,000,000	9,992,000
Kimberly-Clark Corp. 0.062%, 04/08/21 (144A) (c)	10,000,000	9,999,842
Lexington Parker Capital Co. LLC 0.208%, 04/15/21 (144A) (c)	10,000,000	9,999,542
LVMH Moet Hennessy Louis Vuitton SE 0.140%, 06/23/21 (144A)	40,000,000	39,988,987
Natixis S.A. 0.231%, 3M LIBOR + 0.030%, 11/15/21 (a)	15,000,000	15,000,915
Nestle Finance International, Ltd.
Zero Coupon, 04/12/21 (144A) (c)	38,000,000	37,999,506
Novartis Securities Investment, Ltd. 0.080%, 06/22/21 (144A) (c)	24,000,000	23,995,684
Old Line Funding LLC 0.192%, 09/10/21 (144A) (c)	35,000,000	34,974,645
Oversea-Chinese Banking Corp., Ltd. 0.170%, 05/21/21	30,000,000	30,000,848
PACCAR Financial Corp. 0.067%, 04/20/21 (c)	10,000,000	9,999,517
Pacific Life Insurance Co. 0.136%, 04/23/21 (144A) (c)	29,000,000	28,998,147
0.161%, 08/26/21 (144A) (c)	1,500,000	1,499,075
Ridgefield Funding Co. LLC 0.257%, 05/07/21 (144A) (c)	25,000,000	24,996,685
Shell International Finance B.V. 0.199%, 05/25/21 (144A) (c)	22,000,000	21,996,034
Toronto-Dominion Bank (The) 0.304%, 3M LIBOR + 0.070%, 10/08/21 (a)	12,000,000	12,001,859
0.345%, 3M LIBOR + 0.150%, 05/05/21 (144A) (a)	15,000,000	15,002,123

BHFTI-161

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investments—(continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Total Capital Canada, Ltd. 0.129%, 05/17/21 (144A) (c)	21,500,000	$21,496,604
0.137%, 04/27/21 (144A) (c)	16,500,000	16,499,059
Toyota Motor Credit Corp. 0.131%, 07/23/21 (c)	35,000,000	34,981,602
UBS AG 0.308%, 3M LIBOR + 0.070%, 10/04/21 (144A) (a)	10,000,000	10,000,239
0.404%, 3M LIBOR + 0.170%, 07/14/21 (144A) (a)	8,300,000	8,303,193
Unilever Capital Corp. 0.070%, 06/02/21 (144A) (c)	15,500,000	15,497,532
Victory Receivables Corp.
Zero Coupon, 04/01/21 (144A) (c)	16,000,000	15,999,969

		823,686,020

Mutual Funds—13.3%
STIC (Global Series) plc—U.S. Dollar Liquidity Portfolio, Institutional Class 0.070% (d) (e)	118,762,238	118,762,238
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d) (e)	40,186,064	40,186,064
STIT-Treasury Portfolio, Institutional Class 0.010% (d) (e)	26,020,901	26,020,901

		184,969,203

U.S. Treasury—8.8%
U.S. Treasury Bills 0.037%, 07/15/21 (c)	60,800,000	60,797,340
0.089%, 06/10/21 (c)	32,800,000	32,798,884
0.092%, 07/08/21 (c)	28,200,000	28,198,561

		121,794,785

Total Short-Term Investments (Cost $1,167,894,921)		1,167,954,679

Total Investments— 93.8% (Cost $1,280,324,921)		1,301,185,282
Other assets and liabilities (net)—6.2%		85,826,452

Net Assets—100.0%		$1,387,011,734

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 1.8% of net assets.
(c)	The rate shown represents current yield to maturity.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(e)	Affiliated Issuer.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $637,925,359, which is 46.0% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/21	2,360	AUD	325,949,890	$(262,301)
Brent Crude Oil Futures	05/28/21	459	USD	28,600,290	5,271,229
Canada Government Bond 10 Year Futures	06/21/21	2,293	CAD	318,199,610	(6,684,802)
Euro STOXX 50 Index Futures	06/18/21	2,015	EUR	77,899,900	1,927,800
FTSE 100 Index Futures	06/18/21	1,208	GBP	80,688,360	(745,297)
Hang Seng Index Futures	04/29/21	538	HKD	761,700,400	219,944
Japanese Government 10 Year Bond Futures	06/14/21	40	JPY	6,046,400,000	68,487
New York Harbor ULSD Futures	04/30/21	131	USD	9,737,440	(229,489)
RBOB Gasoline Futures	04/30/21	361	USD	29,712,971	39,179
Russell 2000 Index E-Mini Futures	06/18/21	620	USD	68,897,500	(3,216,447)
S&P 500 Index E-Mini Futures	06/18/21	374	USD	74,190,380	1,502,814
Silver Futures	05/26/21	344	USD	42,195,040	(5,440,717)
TOPIX Index Futures	06/10/21	726	JPY	14,186,040,000	4,194,047
U.S. Treasury Long Bond Futures	06/21/21	671	USD	103,732,406	(4,457,901)
United Kingdom Long Gilt Bond Futures	06/28/21	698	GBP	89,057,820	(1,102,807)
WTI Light Sweet Crude Oil Futures	07/20/21	291	USD	17,078,790	22,744

Net Unrealized Depreciation					$(8,893,517)

BHFTI-162

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.260%	Monthly	11/23/21	BBP	Barclays Copper Excess Return Index	USD 22,916,743	$(839,761)	$—	$(839,761)
Pay	0.300%	Monthly	02/08/22	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD 27,778,227	(769,899)	—	(769,899)
Pay	0.470%	Monthly	02/16/22	CG	Cargill Commodity Index (a)	USD 36,190,812	(562,728)	—	(562,728)
Pay	0.120%	Monthly	12/09/21	CG	Cargill Gold Excess Return Index	USD 26,226,421	542,972	—	542,972
Pay	0.400%	Monthly	12/22/21	GSI	Goldman Sachs Commodity i-Select Strategy 1121 (b)	USD 35,579,200	(515,251)	—	(515,251)
Pay	0.250%	Monthly	03/09/22	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD 10,989,802	(121,699)	—	(121,699)
Pay	0.300%	Monthly	02/10/22	MBL	Macquarie Aluminum Dynamic Roll Index	USD 18,141,310	(232,638)	—	(232,638)
Pay	0.140%	Monthly	02/04/22	MLI	Merrill Lynch Gold Excess Return Index	USD 24,345,625	—	—	—
Pay	0.250%	Monthly	02/04/22	MLI	Merrill Lynch Natural Gas Excess Return Index	USD 8,752,901	—	—	—
Pay	0.300%	Monthly	07/19/21	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD 19,972,973	110,243	—	110,243
Pay	0.090%	Monthly	03/09/22	JPMC	S&P GSCI Gold Excess Return Index	USD 19,730,895	(281,168)	—	(281,168)

Totals							$(2,669,929)	$—	$(2,669,929)

Cash in the amount of $270,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of March 31, 2021:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$8,374,554	23.1%
Cotton No. 2	8,262,363	22.8%
Soybean	7,972,836	22.0%
Wheat	2,598,500	7.2%
Corn No. 2 Yellow	2,200,401	6.1%
Soybean Oil	2,200,401	6.1%
Sugar No. 11	2,164,211	6.0%
Coffee “C”	2,019,447	5.6%
Lean Hogs	217,145	0.6%
Live Cattle	180,954	0.5%

	$36,190,812	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of March 31, 2021:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$8,233,027	23.1%
Cotton No. 2	8,122,731	22.8%
Soybean	7,838,098	22.0%
Wheat	2,554,587	7.2%
Corn No. 2 Yellow	2,163,215	6.1%
Soybean Oil	2,163,215	6.1%
Sugar No. 11	2,127,636	6.0%
Coffee “C”	1,985,320	5.6%
Lean Hogs	213,475	0.6%
Live Cattle	177,896	0.5%

	$35,579,200	100.0%

BHFTI-163

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MBL)—	Macquarie Bank, Ltd.
(MLI)—	Merrill Lynch International
(MSCS)—	Morgan Stanely Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

BHFTI-164

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$59,042,658	$—	$59,042,658
Total Commodity-Linked Securities*	—	49,187,945	—	49,187,945
Total Municipals*	—	25,000,000	—	25,000,000
Short-Term Investments
Certificate of Deposit	—	37,504,671	—	37,504,671
Commercial Paper	—	823,686,020	—	823,686,020
Mutual Funds	184,969,203	—	—	184,969,203
U.S. Treasury	—	121,794,785	—	121,794,785
Total Short-Term Investments	184,969,203	982,985,476	—	1,167,954,679
Total Investments	$184,969,203	$1,116,216,079	$—	$1,301,185,282

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$13,246,244	$—	$—	$13,246,244
Futures Contracts (Unrealized Depreciation)	(22,139,761)	—	—	(22,139,761)
Total Futures Contracts	$(8,893,517)	$—	$—	$(8,893,517)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$653,215	$—	$653,215
OTC Swap Contracts at Value (Liabilities)	—	(3,323,144)	—	(3,323,144)
Total OTC Swap Contracts	$—	$(2,669,929)	$—	$(2,669,929)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-165

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Textron, Inc.	734,591	$41,195,863

Air Freight & Logistics—1.6%
FedEx Corp. (a)	141,759	40,265,226

Automobiles—2.2%
General Motors Co.	990,197	56,896,720

Banks—13.8%
Bank of America Corp.	2,390,865	92,502,567
Citigroup, Inc.	1,382,911	100,606,775
Citizens Financial Group, Inc.	844,399	37,280,216
Fifth Third Bancorp (a)	915,870	34,299,331
JPMorgan Chase & Co.	228,798	34,829,920
Wells Fargo & Co.	1,328,329	51,897,814

		351,416,623

Beverages—1.2%
Coca-Cola Co. (The)	597,062	31,471,138

Building Products—2.7%
Johnson Controls International plc	797,920	47,611,887
Trane Technologies plc	119,193	19,733,593

		67,345,480

Capital Markets—6.1%
Bank of New York Mellon Corp. (The)	890,645	42,118,602
Goldman Sachs Group, Inc. (The)	127,505	41,694,135
Morgan Stanley (a)	656,529	50,986,042
State Street Corp. (a)	248,826	20,903,873

		155,702,652

Chemicals—3.4%
CF Industries Holdings, Inc.	734,016	33,309,646
Corteva, Inc.	674,078	31,425,517
DuPont de Nemours, Inc.	278,972	21,558,956

		86,294,119

Communications Equipment—2.2%
Cisco Systems, Inc.	1,080,436	55,869,346

Consumer Finance—0.4%
Capital One Financial Corp.	80,564	10,250,158

Containers & Packaging—1.6%
International Paper Co.	763,035	41,257,302

Diversified Telecommunication Services—1.1%
AT&T, Inc.	947,227	28,672,561

Electric Utilities—1.5%
Exelon Corp.	871,480	38,118,535

Electrical Equipment—4.0%
Eaton Corp. plc	373,983	51,714,369
Emerson Electric Co.	545,241	49,191,643

		100,906,012

Equity Real Estate Investment Trusts—0.9%
Host Hotels & Resorts, Inc.	1,337,905	22,543,699

Food Products—2.0%
Archer-Daniels-Midland Co.	231,099	13,172,643
Kraft Heinz Co. (The) (a)	506,306	20,252,240
Tyson Foods, Inc. - Class A	249,834	18,562,666

		51,987,549

Health Care Equipment & Supplies—1.1%
Baxter International, Inc. (a)	75,110	6,334,777
Dentsply Sirona, Inc.	325,040	20,740,803

		27,075,580

Health Care Providers & Services—9.4%
Anthem, Inc.	172,386	61,877,955
CVS Health Corp.	416,552	31,337,207
HCA Healthcare, Inc.	310,573	58,493,319
Henry Schein, Inc. (a) (b)	367,337	25,434,414
McKesson Corp.	178,859	34,884,659
Universal Health Services, Inc. - Class B (a)	190,511	25,412,262

		237,439,816

Hotels, Restaurants & Leisure—2.1%
Booking Holdings, Inc. (b)	11,104	25,870,544
Las Vegas Sands Corp.	449,607	27,318,121

		53,188,665

Industrial Conglomerates—1.5%
General Electric Co.	2,900,564	38,084,405

Insurance—3.7%
Allstate Corp. (The)	257,628	29,601,457
American International Group, Inc.	1,383,996	63,954,455

		93,555,912

Internet & Direct Marketing Retail—0.6%
eBay, Inc. (a)	264,836	16,218,557

IT Services—1.8%
Cognizant Technology Solutions Corp. - Class A	580,718	45,365,690

Machinery—2.4%
Caterpillar, Inc.	258,278	59,886,920

Media—1.6%
Comcast Corp. - Class A	769,161	41,619,302

BHFTI-166

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—11.0%
Canadian Natural Resources, Ltd. (a)	894,662	$27,657,849
Chevron Corp.	491,280	51,481,231
ConocoPhillips	361,057	19,125,189
Devon Energy Corp. (a)	1,428,658	31,216,177
Hess Corp. (a)	541,297	38,302,176
Marathon Oil Corp.	3,393,545	36,243,061
Pioneer Natural Resources Co. (a)	267,085	42,418,440
Suncor Energy, Inc.	1,537,815	32,140,333

		278,584,456

Pharmaceuticals—4.8%
Bristol-Myers Squibb Co.	536,473	33,867,540
Johnson & Johnson	282,215	46,382,035
Sanofi (ADR) (a)	816,136	40,366,087

		120,615,662

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc. (b)	73,856	13,223,178

Semiconductors & Semiconductor Equipment—5.1%
Intel Corp.	705,230	45,134,720
NXP Semiconductors NV	237,477	47,813,619
QUALCOMM, Inc.	268,509	35,601,609

		128,549,948

Software—2.6%
CDK Global, Inc.	508,295	27,478,428
Microsoft Corp.	164,537	38,792,888

		66,271,316

Tobacco—4.6%
Altria Group, Inc.	827,363	42,327,891
Philip Morris International, Inc.	837,350	74,306,439

		116,634,330

Total Common Stocks (Cost $1,760,521,566)		2,516,506,720

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $24,295,406; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $24,781,329.	24,295,406	24,295,406

Total Short-Term Investments (Cost $24,295,406)		24,295,406

Securities Lending Reinvestments (c)—3.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—0.4%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (d)	1,000,000	1,000,022
Bank of Nova Scotia 0.243%, 3M LIBOR + 0.050%, 11/08/21 (d)	2,000,000	1,999,446
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	2,000,000	1,999,980
MUFG Bank Ltd. Zero Coupon, 04/22/21	1,999,001	1,999,800
Norinchukin Bank 0.210%, 04/07/21	1,000,000	1,000,023
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,180
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (d)	1,000,000	999,912

		9,999,363

Commercial Paper—0.1%
Antalis S.A. 0.230%, 04/05/21	999,419	999,975
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (d)	2,000,000	2,000,638

		3,000,613

Repurchase Agreements—2.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $8,179,888; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $8,343,483.	8,179,885	8,179,885
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $13,005,308; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $13,895,573.	13,000,000	13,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $400,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $102,000.	100,000	100,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $17,000,094; collateralized by various Common Stock with an aggregate market value of $18,889,204.	17,000,000	17,000,000

BHFTI-167

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $15,000,079; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $16,590,607.	15,000,000	$15,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,300,059; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,437,853.	1,300,000	1,300,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $15,000,071; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $16,648,753.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000

		71,979,885

Time Deposits—0.2%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000

Time Deposits—(Continued)
Nordea Bank New York 0.020%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		5,000,000

Mutual Funds—0.1%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (e)	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $91,979,626)		91,979,861

Total Investments—103.7% (Cost $1,876,796,598)		2,632,781,987
Other assets and liabilities (net)—(3.7)%		(94,642,591)

Net Assets—100.0%		$2,538,139,396

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $93,535,359 and the collateral received consisted of cash in the amount of $91,978,305 and non-cash collateral with a value of $5,012,822. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	925,349	CBNA	04/01/21	USD	732,940	$3,392
CAD	1,764,157	DBAG	04/01/21	USD	1,412,181	(8,379)
CAD	1,813,210	DBAG	04/01/21	USD	1,442,042	793
CAD	1,410,530	GSI	04/01/21	USD	1,136,608	(14,200)
CAD	37,408,897	RBC	04/01/21	USD	29,629,448	138,115
EUR	17,194,393	RBC	04/01/21	USD	20,167,303	(3,439)

BHFTI-168

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	36,009,770	CIBC	04/01/21	USD	28,420,021	$(234,208)
CAD	894,238	GSI	04/01/21	USD	716,667	5,091
CAD	1,637,404	RBC	04/01/21	USD	1,293,295	(9,645)
CAD	1,483,180	RBC	04/01/21	USD	1,175,727	(4,491)
CAD	1,176,582	RBC	04/01/21	USD	928,537	(7,710)
CAD	1,174,026	RBC	04/01/21	USD	937,158	2,945
CAD	946,943	SSBT	04/01/21	USD	748,620	(4,896)
CAD	37,651,451	RBC	04/30/21	USD	29,822,861	(139,504)
EUR	440,220	BBP	04/01/21	USD	517,937	1,691
EUR	15,983,828	GSI	04/01/21	USD	19,280,268	536,033
EUR	355,039	GSI	04/01/21	USD	423,896	7,542
EUR	493,922	RBC	04/01/21	USD	588,329	9,106
EUR	377,757	RBC	04/01/21	USD	447,817	4,822
EUR	17,228,033	RBC	04/30/21	USD	20,219,268	5,894

Net Unrealized Appreciation						$288,952

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust Co.

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-169

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,516,506,720	$—	$—	$2,516,506,720
Total Short-Term Investment*	—	24,295,406	—	24,295,406
Securities Lending Reinvestments
Certificates of Deposit	—	9,999,363	—	9,999,363
Commercial Paper	—	3,000,613	—	3,000,613
Repurchase Agreements	—	71,979,885	—	71,979,885
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	89,979,861	—	91,979,861
Total Investments	$2,518,506,720	$114,275,267	$—	$2,632,781,987

Collateral for Securities Loaned (Liability)	$—	$(91,978,305)	$—	$(91,978,305)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$715,424	$—	$715,424
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(426,472)	—	(426,472)
Total Forward Contracts	$—	$288,952	$—	$288,952

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-170

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Brazil—0.8%
StoneCo, Ltd. - Class A (a)	196,574	$12,034,260

China—4.1%
JD.com, Inc. (ADR) (a)	707,024	59,623,334

Denmark—0.3%
Ambu A/S - Class B (b)	78,396	3,682,343
Ascendis Pharma A/S (ADR) (a)	5,956	767,609

		4,449,952

France—11.1%
Airbus SE (a)	359,060	40,669,089
Dassault Systemes SE	20,463	4,378,079
Kering S.A.	52,624	36,334,859
LVMH Moet Hennessy Louis Vuitton SE	119,354	79,536,482

		160,918,509

Germany—2.3%
SAP SE	275,958	33,797,688

India—3.7%
DLF, Ltd.	8,073,226	31,757,458
ICICI Bank, Ltd. (ADR) (a) (b)	1,366,035	21,897,541

		53,654,999

Italy—0.3%
Brunello Cucinelli S.p.A. (a) (b)	88,714	3,819,129

Japan—14.8%
Capcom Co., Ltd.	507,600	16,549,376
FANUC Corp.	68,700	16,349,581
Keyence Corp.	75,200	34,324,785
Murata Manufacturing Co., Ltd.	496,900	40,062,873
Nidec Corp.	438,300	53,540,669
Omron Corp.	257,800	20,203,899
Takeda Pharmaceutical Co., Ltd.	212,081	7,663,142
TDK Corp.	182,100	25,394,962

		214,089,287

Netherlands—0.9%
ASML Holding NV	14,583	8,894,737
uniQure NV (a)	118,410	3,989,233

		12,883,970

Spain—1.3%
Industria de Diseno Textil S.A	553,406	18,241,951

Sweden—3.4%
Assa Abloy AB - Class B	734,577	21,094,845
Atlas Copco AB - A Shares	458,874	27,939,241

		49,034,086

Switzerland—0.5%
Zur Rose Group AG (a)	19,832	7,450,044

United Kingdom—2.8%
Farfetch, Ltd. - Class A (a)	422,765	22,415,000
Prudential plc	886,598	18,795,450

		41,210,450

United States—53.2%
Adobe, Inc. (a)	119,373	56,746,343
Agilent Technologies, Inc.	213,052	27,087,431
Alphabet, Inc. - Class A (a)	70,573	145,558,224
Amazon.com, Inc. (a)	4,224	13,069,394
Analog Devices, Inc.	19,788	3,068,723
Avantor, Inc. (a)	674,070	19,500,845
Blueprint Medicines Corp. (a) (b)	76,425	7,430,803
Boston Scientific Corp. (a)	192,261	7,430,888
Castle Biosciences, Inc. (a) (b)	46,682	3,195,850
Charles River Laboratories International, Inc. (a)	21,628	6,268,443
Dun & Bradstreet Holdings, Inc. (a) (b)	80,592	1,918,896
Electronic Arts, Inc.	90,587	12,262,762
Equifax, Inc.	120,242	21,779,433
Facebook, Inc. - Class A (a)	235,274	69,295,251
Fate Therapeutics, Inc. (a)	34,044	2,806,928
Fidelity National Information Services, Inc.	134,821	18,957,181
Illumina, Inc. (a)	25,665	9,856,900
Intuit, Inc.	158,919	60,875,512
Ionis Pharmaceuticals, Inc. (a)	142,337	6,399,472
IQVIA Holdings, Inc. (a)	40,899	7,899,233
Marriott International, Inc. - Class A (a)	14,409	2,134,117
Maxim Integrated Products, Inc.	446,627	40,808,309
Microsoft Corp.	62,743	14,792,917
Nuance Communications, Inc. (a) (b)	214,730	9,370,817
PayPal Holdings, Inc. (a)	160,146	38,889,855
Pegasystems, Inc.	67,794	7,751,566
Phathom Pharmaceuticals, Inc. (a) (b)	128,911	4,841,897
Qualtrics International, Inc. - Class A (a)	28,684	943,990
S&P Global, Inc.	174,377	61,532,412
Sage Therapeutics, Inc. (a) (b)	51,728	3,871,841
Twist Bioscience Corp. (a)	6,674	826,642
United Parcel Service, Inc. - Class B	159,367	27,090,796
Veracyte, Inc. (a)	190,194	10,222,928
Visa, Inc. - A Shares	70,591	14,946,232
Walt Disney Co. (The) (a)	166,095	30,647,849

		770,080,680

Total Common Stocks (Cost $674,002,641)		1,441,288,339

BHFTI-171

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—0.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,032,160; collateralized by U.S. Treasury Note at 0.750%, maturing 03/31/26, with a market value of $7,172,897.	7,032,160	$7,032,160

Total Short-Term Investments (Cost $7,032,160)		7,032,160

Securities Lending Reinvestments (c)—2.7%

Certificates of Deposit—0.2%
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,180
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	1,996,988	1,999,660

		2,999,840

Commercial Paper—0.1%
UBS AG 0.200%, 09/15/21	1,997,956	1,997,764

Repurchase Agreements—2.0%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $3,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $3,001,225; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,800,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,836,001.	1,800,000	1,800,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $500,002; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $510,002.	500,000	500,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $4,228,937; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $4,313,516.	4,228,937	4,228,937

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $4,000,022; collateralized by various Common Stock with an aggregate market value of $4,444,519.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,800,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,990,873.	1,800,000	1,800,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $100,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $110,970.	100,000	100,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $8,400,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $9,323,302.	8,400,000	8,400,000

		28,828,937

Time Deposits—0.2%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		3,000,000

Mutual Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030 (e)	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $38,826,382)		38,826,541

Total Investments—102.7% (Cost $719,861,183)		1,487,147,040
Other assets and liabilities (net)—(2.7)%		(38,735,118)

Net Assets—100.0%		$1,448,411,922

BHFTI-172

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $38,107,844 and the collateral received consisted of cash in the amount of $38,823,881. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Interactive Media & Services	14.8
Software	13.0
Electronic Equipment, Instruments & Components	8.3
Textiles, Apparel & Luxury Goods	8.3
Internet & Direct Marketing Retail	6.6
IT Services	5.9
Life Sciences Tools & Services	4.9
Capital Markets	4.2
Entertainment	4.1
Electrical Equipment	3.7

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-173

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$12,034,260	$—	$—	$12,034,260
China	59,623,334	—	—	59,623,334
Denmark	767,609	3,682,343	—	4,449,952
France	—	160,918,509	—	160,918,509
Germany	—	33,797,688	—	33,797,688
India	21,897,541	31,757,458	—	53,654,999
Italy	—	3,819,129	—	3,819,129
Japan	—	214,089,287	—	214,089,287
Netherlands	3,989,233	8,894,737	—	12,883,970
Spain	—	18,241,951	—	18,241,951
Sweden	—	49,034,086	—	49,034,086
Switzerland	—	7,450,044	—	7,450,044
United Kingdom	22,415,000	18,795,450	—	41,210,450
United States	770,080,680	—	—	770,080,680
Total Common Stocks	890,807,657	550,480,682	—	1,441,288,339
Total Short-Term Investment*	—	7,032,160	—	7,032,160
Securities Lending Reinvestments
Certificates of Deposit	—	2,999,840	—	2,999,840
Commercial Paper	—	1,997,764	—	1,997,764
Repurchase Agreements	—	28,828,937	—	28,828,937
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	36,826,541	—	38,826,541
Total Investments	$892,807,657	$594,339,383	$—	$1,487,147,040

Collateral for Securities Loaned (Liability)	$—	$(38,823,881)	$—	$(38,823,881)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-174

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Mercury Systems, Inc. (a)	68,209	$4,818,966

Auto Components—1.6%
Fox Factory Holding Corp. (a)	84,040	10,678,122
Visteon Corp. (a) (b)	72,723	8,868,570

		19,546,692

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (a)	10,629	12,821,550

Biotechnology—9.8%
Abcam plc (a)	360,388	6,914,673
CareDx, Inc. (a)	261,163	17,782,589
ChemoCentryx, Inc. (a)	92,589	4,744,260
Halozyme Therapeutics, Inc. (a)	324,944	13,546,915
Heron Therapeutics, Inc. (a) (b)	231,468	3,752,096
Immunovant, Inc. (a)	122,054	1,957,746
Intellia Therapeutics, Inc. (a) (b)	145,720	11,694,759
Iovance Biotherapeutics, Inc. (a)	133,139	4,215,181
Kodiak Sciences, Inc. (a) (b)	53,137	6,025,204
Mirati Therapeutics, Inc. (a)	30,166	5,167,436
Natera, Inc. (a)	171,036	17,366,996
Sage Therapeutics, Inc. (a) (b)	84,222	6,304,017
Translate Bio, Inc. (a) (b)	264,313	4,358,521
Twist Bioscience Corp. (a)	150,356	18,623,094

		122,453,487

Building Products—2.7%
Builders FirstSource, Inc. (a)	363,943	16,876,037
Simpson Manufacturing Co., Inc.	67,846	7,037,666
Trex Co., Inc. (a) (b)	101,376	9,279,959

		33,193,662

Capital Markets—2.0%
LPL Financial Holdings, Inc.	108,322	15,399,055
Morningstar, Inc.	41,072	9,242,843

		24,641,898

Chemicals—1.5%
Axalta Coating Systems, Ltd. (a)	262,744	7,771,967
Element Solutions, Inc.	579,593	10,600,756

		18,372,723

Commercial Services & Supplies—1.3%
Clean Harbors, Inc. (a)	113,013	9,499,873
IAA, Inc. (a)	130,456	7,193,344

		16,693,217

Construction & Engineering—1.8%
AECOM (a)	168,217	10,784,392
Valmont Industries, Inc.	47,240	11,227,531

		22,011,923

Consumer Finance—0.4%
LendingTree, Inc. (a) (b)	24,101	5,133,513

Distributors—0.6%
Pool Corp.	23,020	7,947,425

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (a) (b)	56,402	9,670,123

Diversified Telecommunication Services—0.9%
Iridium Communications, Inc. (a)	264,823	10,923,949

Electrical Equipment—2.9%
Array Technologies, Inc. (a)	234,143	6,982,144
Generac Holdings, Inc. (a) (b)	37,871	12,400,859
Shoals Technologies Group, Inc. - Class A (a) (b)	267,833	9,315,232
Vicor Corp. (a)	83,438	7,094,733

		35,792,968

Electronic Equipment, Instruments & Components—3.8%
Fabrinet (a)	93,846	8,482,740
II-VI, Inc. (a) (b)	138,325	9,457,280
IPG Photonics Corp. (a)	39,171	8,262,731
Littelfuse, Inc.	39,333	10,401,219
Trimble, Inc. (a)	142,160	11,058,626

		47,662,596

Equity Real Estate Investment Trusts—1.3%
EastGroup Properties, Inc.	49,871	7,145,517
Ryman Hospitality Properties, Inc.	122,672	9,508,307

		16,653,824

Food & Staples Retailing—0.9%
Performance Food Group Co. (a)	184,993	10,657,447

Health Care Equipment & Supplies—7.5%
AtriCure, Inc. (a)	168,059	11,011,226
CONMED Corp. (b)	77,376	10,104,532
CryoPort, Inc. (a) (b)	192,165	9,994,502
Inari Medical, Inc. (a)	124,331	13,303,417
Insulet Corp. (a)	35,752	9,328,412
iRhythm Technologies, Inc. (a)	59,501	8,262,309
Masimo Corp. (a)	40,141	9,218,782
Mesa Laboratories, Inc. (b)	25,647	6,245,044
Nevro Corp. (a) (b)	58,677	8,185,441
Tandem Diabetes Care, Inc. (a)	91,293	8,056,607

		93,710,272

Health Care Providers & Services—1.2%
Chemed Corp.	13,646	6,274,704
LHC Group, Inc. (a)	46,792	8,947,098

		15,221,802

Health Care Technology—0.8%
Schrodinger, Inc. (a) (b)	132,277	10,091,412

BHFTI-175

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—6.1%
Caesars Entertainment, Inc. (a)	204,068	$17,845,747
Marriott Vacations Worldwide Corp.	69,529	12,110,561
Penn National Gaming, Inc. (a) (b)	154,939	16,243,805
Planet Fitness, Inc. - Class A (a)	125,893	9,731,529
Texas Roadhouse, Inc.	124,277	11,923,135
Wingstop, Inc.	65,942	8,385,844

		76,240,621

Household Durables—0.8%
Installed Building Products, Inc. (b)	85,931	9,528,029

Insurance—0.3%
Goosehead Insurance, Inc. - Class A (b)	29,919	3,206,718

Internet & Direct Marketing Retail—0.9%
Overstock.com, Inc. (a)	174,671	11,573,700

IT Services—0.8%
BigCommerce Holdings, Inc. (a) (b)	84,164	4,864,679
Black Knight, Inc. (a)	69,114	5,113,745

		9,978,424

Life Sciences Tools & Services—9.1%
Adaptive Biotechnologies Corp. (a) (b)	133,013	5,355,103
Avantor, Inc. (a)	443,489	12,830,137
Bio-Techne Corp.	49,135	18,766,131
Bruker Corp.	127,894	8,221,026
Maravai LifeSciences Holdings, Inc. - Class A (a)	327,656	11,677,660
NeoGenomics, Inc. (a) (b)	229,691	11,077,997
PRA Health Sciences, Inc. (a)	67,395	10,333,675
Repligen Corp. (a)	114,877	22,333,238
Syneos Health, Inc. (a) (b)	165,819	12,577,371

		113,172,338

Machinery—4.7%
Evoqua Water Technologies Corp. (a)	326,373	8,583,610
Kennametal, Inc. (b)	135,168	5,402,665
Kornit Digital, Ltd. (a)	122,115	12,104,039
Nordson Corp.	37,584	7,467,189
Timken Co. (The)	118,321	9,604,116
Welbilt, Inc. (a)	921,062	14,967,257

		58,128,876

Metals & Mining—0.9%
Cleveland-Cliffs, Inc. (b)	572,455	11,512,070

Multiline Retail—0.5%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	76,944	6,694,128

Pharmaceuticals—0.8%
Catalent, Inc. (a)	96,102	10,120,502

Professional Services—1.3%
ASGN, Inc. (a)	95,598	9,123,873
Clarivate plc (a)	252,749	6,670,046

		15,793,919

Road & Rail—2.5%
Knight-Swift Transportation Holdings, Inc. (b)	97,270	4,677,714
Lyft, Inc. - Class A (a)	212,270	13,411,219
Saia, Inc. (a)	54,305	12,521,647

		30,610,580

Semiconductors & Semiconductor Equipment—8.5%
Allegro MicroSystems, Inc. (a) (b)	237,201	6,013,046
Ambarella, Inc. (a) (b)	84,184	8,451,232
Cree, Inc. (a) (b)	105,655	11,424,475
Enphase Energy, Inc. (a)	49,301	7,994,650
Lattice Semiconductor Corp. (a)	355,531	16,006,006
MACOM Technology Solutions Holdings, Inc. (a)	166,511	9,660,968
MKS Instruments, Inc.	57,812	10,719,501
Power Integrations, Inc.	129,171	10,524,853
Semtech Corp. (a)	164,729	11,366,301
Silicon Laboratories, Inc. (a)	94,390	13,315,597

		105,476,629

Software—12.9%
Anaplan, Inc. (a)	132,449	7,132,379
Avalara, Inc. (a)	43,947	5,863,848
Bill.com Holdings, Inc. (a)	86,878	12,640,749
Blackline, Inc. (a)	124,391	13,483,985
Everbridge, Inc. (a) (b)	53,373	6,467,740
Fair Isaac Corp. (a)	16,041	7,796,728
Five9, Inc. (a)	65,907	10,303,241
Guidewire Software, Inc. (a)	60,005	6,098,308
HubSpot, Inc. (a)	38,134	17,320,844
LivePerson, Inc. (a) (b)	171,541	9,047,072
Nuance Communications, Inc. (a) (b)	284,849	12,430,810
Pegasystems, Inc.	88,279	10,093,821
Q2 Holdings, Inc. (a)	149,463	14,976,193
Qualys, Inc. (a) (b)	69,478	7,279,905
Smartsheet, Inc. - Class A (a)	131,453	8,402,476
Zendesk, Inc. (a)	83,555	11,081,064

		160,419,163

Special Purpose Acquisition Companies—0.5%
VPC Impact Acquisition Holdings - Class A (a) (b)	525,483	6,826,024

Specialty Retail—3.4%
Five Below, Inc. (a)	58,480	11,157,399
Floor & Decor Holdings, Inc. - Class A (a)	131,260	12,532,705
RH (a) (b)	24,030	14,336,298
Vroom, Inc. (a) (b)	123,961	4,833,239

		42,859,641

Trading Companies & Distributors—0.9%
SiteOne Landscape Supply, Inc. (a) (b)	63,815	10,895,773

Total Common Stocks (Cost $701,772,396)		1,221,056,584

BHFTI-176

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investment—2.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $25,140,510; collateralized by U.S. Treasury Note at 0.250%, maturing 06/15/23, with a market value of $25,643,403.	25,140,510	$25,140,510

Total Short-Term Investments (Cost $25,140,510)		25,140,510

Securities Lending Reinvestments (c)—12.6%

Certificates of Deposit—3.9%
Bank of Montreal (Chicago)
0.175%, 3M LIBOR -0.010%, 06/09/21 (d)	3,000,000	3,000,066
0.255%, 3M LIBOR + 0.060%, 08/10/21 (d)	2,000,000	2,000,608
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (d)	5,000,000	5,000,950
Credit Industriel et Commercial 0.250%, 06/11/21	3,000,000	3,000,600
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (d)	7,000,000	7,001,750
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	5,000,000	4,999,950
MUFG Bank Ltd. Zero Coupon, 04/22/21	1,499,250	1,499,850
National Westminster Bank plc Zero Coupon, 06/02/21	2,998,576	2,999,190
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (d)	3,000,000	3,000,630
Norinchukin Bank
0.190%, 04/15/21	2,000,000	2,000,074
0.210%, 04/07/21	2,000,000	2,000,046
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	1,000,000	1,000,143
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (d)	4,000,000	4,000,192
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (d)	6,000,000	6,000,192

		48,504,239

Commercial Paper—1.0%
Antalis S.A. 0.230%, 04/05/21	2,998,256	2,999,925
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904
UBS AG 0.200%, 09/15/21	6,992,844	6,992,174

		12,992,003

Repurchase Agreements—6.7%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $8,000,342; collateralized by various Common Stock with an aggregate market value of $8,889,052.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,046.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $7,627,725; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $7,780,277.	7,627,723	7,627,723
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $8,002,722; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $8,385,109.	8,000,000	8,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,451.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,500,000	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,400,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $400,002; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $408,001.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $11,000,061; collateralized by various Common Stock with an aggregate market value of $12,222,426.	11,000,000	11,000,000

BHFTI-177

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,212,081.	2,000,000	$2,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $5,700,032; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $6,304,431.	5,700,000	5,700,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,200,055; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,327,249.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $3,500,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $3,883,961.	3,500,000	3,500,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $4,000,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,439,667.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $17,000,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $18,868,587.	17,000,000	17,000,000

		82,827,723

Time Deposits—0.5%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		6,000,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010%, 04/01/21 (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030%, 04/01/21 (e)	5,000,000	5,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $156,319,904)		156,323,965

Total Investments—112.7% (Cost $883,232,810)		1,402,521,059
Other assets and liabilities (net)—(12.7)%		(158,047,050)

Net Assets—100.0%		$1,244,474,009

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $162,140,713 and the collateral received consisted of cash in the amount of $156,314,999 and non-cash collateral with a value of $3,368,534. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

BHFTI-178

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,818,966	$—	$—	$4,818,966
Auto Components	19,546,692	—	—	19,546,692
Beverages	12,821,550	—	—	12,821,550
Biotechnology	115,538,814	6,914,673	—	122,453,487
Building Products	33,193,662	—	—	33,193,662
Capital Markets	24,641,898	—	—	24,641,898
Chemicals	18,372,723	—	—	18,372,723
Commercial Services & Supplies	16,693,217	—	—	16,693,217
Construction & Engineering	22,011,923	—	—	22,011,923
Consumer Finance	5,133,513	—	—	5,133,513
Distributors	7,947,425	—	—	7,947,425
Diversified Consumer Services	9,670,123	—	—	9,670,123
Diversified Telecommunication Services	10,923,949	—	—	10,923,949
Electrical Equipment	35,792,968	—	—	35,792,968
Electronic Equipment, Instruments & Components	47,662,596	—	—	47,662,596
Equity Real Estate Investment Trusts	16,653,824	—	—	16,653,824
Food & Staples Retailing	10,657,447	—	—	10,657,447
Health Care Equipment & Supplies	93,710,272	—	—	93,710,272
Health Care Providers & Services	15,221,802	—	—	15,221,802
Health Care Technology	10,091,412	—	—	10,091,412
Hotels, Restaurants & Leisure	76,240,621	—	—	76,240,621
Household Durables	9,528,029	—	—	9,528,029
Insurance	3,206,718	—	—	3,206,718
Internet & Direct Marketing Retail	11,573,700	—	—	11,573,700
IT Services	9,978,424	—	—	9,978,424
Life Sciences Tools & Services	113,172,338	—	—	113,172,338
Machinery	58,128,876	—	—	58,128,876
Metals & Mining	11,512,070	—	—	11,512,070
Multiline Retail	6,694,128	—	—	6,694,128
Pharmaceuticals	10,120,502	—	—	10,120,502
Professional Services	15,793,919	—	—	15,793,919
Road & Rail	30,610,580	—	—	30,610,580
Semiconductors & Semiconductor Equipment	105,476,629	—	—	105,476,629
Software	160,419,163	—	—	160,419,163
Special Purpose Acquisition Companies	6,826,024	—	—	6,826,024
Specialty Retail	42,859,641	—	—	42,859,641
Trading Companies & Distributors	10,895,773	—	—	10,895,773
Total Common Stocks	1,214,141,911	6,914,673	—	1,221,056,584
Total Short-Term Investment*	—	25,140,510	—	25,140,510

BHFTI-179

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$48,504,239	$—	$48,504,239
Commercial Paper	—	12,992,003	—	12,992,003
Repurchase Agreements	—	82,827,723	—	82,827,723
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	150,323,965	—	156,323,965
Total Investments	$1,220,141,911	$182,379,148	$—	$1,402,521,059

Collateral for Securities Loaned (Liability)	$—	$(156,314,999)	$—	$(156,314,999)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—48.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—26.8%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	7,739	$8,117
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	736,630	797,026
6.000%, 07/01/28	153,748	172,712
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	820,696	891,613
3.500%, 08/01/42	516,498	548,183
3.500%, 07/01/50	3,652,520	3,921,515
4.000%, 06/01/47	1,480,669	1,626,504
4.500%, 02/01/40	276,941	312,271
5.000%, 09/01/35	646,620	738,586
6.000%, 12/01/39	214,995	256,084
Fannie Mae ARM Pool 0.599%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,487,582	3,481,235
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	534,780	621,839
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,927,804	4,206,025
Fannie Mae Pool
2.450%, 11/01/22	2,921,407	2,986,374
2.480%, 10/01/28	8,817,532	9,288,975
2.640%, 04/01/23	1,736,880	1,793,727
2.640%, 05/01/23	2,070,808	2,141,776
2.690%, 10/01/23	2,000,000	2,101,521
2.700%, 05/01/23	5,000,000	5,180,168
2.720%, 03/01/23	2,823,910	2,914,906
2.730%, 07/01/28	2,964,871	3,172,820
2.810%, 09/01/31	1,472,609	1,562,866
2.890%, 05/01/27	1,831,305	1,976,504
2.920%, 12/01/24	978,599	1,047,330
2.970%, 06/01/30	2,750,000	2,956,386
2.980%, 09/01/36	1,389,408	1,462,482
3.000%, 01/01/43	2,554,979	2,723,855
3.092%, 07/01/22 (a)	612,095	623,537
3.110%, 12/01/24	1,468,196	1,581,173
3.235%, 10/01/26	1,324,530	1,447,105
3.260%, 12/01/26	925,892	1,010,186
3.290%, 08/01/26	1,980,006	2,158,088
3.340%, 02/01/27	1,500,000	1,649,398
3.380%, 12/01/23	1,892,468	2,031,328
3.450%, 01/01/24	933,405	1,000,820
3.490%, 09/01/23	3,658,494	3,901,159
3.500%, 08/01/26	121,715	128,318
3.500%, 02/01/33	2,421,455	2,606,682
3.500%, 05/01/33	2,499,272	2,691,224
3.500%, 07/01/43	1,865,687	2,036,145
3.500%, 03/01/60	3,360,031	3,683,819
3.550%, 02/01/30	1,500,000	1,651,269
3.560%, 03/01/24	6,698,503	7,222,887
3.570%, 07/01/26	3,966,780	4,385,992
3.586%, 05/01/22 (a)	615,032	619,384
3.670%, 07/01/23	2,500,000	2,643,109
3.760%, 11/01/23	1,046,716	1,116,551
3.970%, 07/01/21	4,245,610	4,244,613
3.970%, 08/01/33	5,061,714	5,255,117

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.990%, 02/01/28	1,649,385	1,869,870
4.000%, 10/01/32	766,041	832,551
4.000%, 12/01/40	156,337	170,915
4.000%, 07/01/42	1,149,988	1,258,949
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (b)	1,101,828	999,196
Zero Coupon, 10/25/43 (b)	581,837	495,370
Zero Coupon, 12/25/43 (b)	1,189,561	1,033,339
0.609%, 1M LIBOR + 0.500%, 05/25/35 (a)	627,385	628,184
0.609%, 1M LIBOR + 0.500%, 10/25/42 (a)	458,470	463,259
0.709%, 1M LIBOR + 0.600%, 10/25/43 (a)	1,359,489	1,382,871
0.709%, 1M LIBOR + 0.600%, 12/25/43 (a)	1,418,832	1,432,413
1.009%, 1M LIBOR + 0.900%, 03/25/38 (a)	157,104	160,907
1.109%, 1M LIBOR + 1.000%, 08/25/32 (a)	419,490	429,236
1.249%, 03/25/27 (a)	50,847	51,139
3.500%, 02/25/43	2,851,472	3,002,272
3.500%, 11/25/57	4,412,875	4,699,027
5.000%, 03/25/40	3,478,519	3,937,112
5.500%, 12/25/35	878,807	985,856
6.000%, 01/25/36	1,024,810	1,133,185
6.421%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (c)	2,794,650	650,031
6.500%, 07/18/28	76,594	86,674
Fannie Mae-ACES
0.670%, 10/25/30	2,915,253	2,838,988
1.000%, 11/25/33	1,870,634	1,832,369
1.200%, 10/25/30	995,000	968,051
1.924%, 10/25/30 (a) (c)	16,870,525	1,935,679
2.010%, 11/25/33 (a) (c)	8,280,640	1,153,030
2.207%, 01/25/22	2,991,842	3,008,856
2.478%, 12/25/26 (a)	907,214	955,962
2.488%, 05/25/26	1,600,000	1,686,626
2.723%, 10/25/24	1,826,202	1,924,056
3.046%, 03/25/28 (a)	2,098,000	2,298,558
3.061%, 05/25/27 (a)	3,090,000	3,367,800
3.085%, 06/25/27 (a)	3,136,856	3,421,821
3.094%, 02/25/30 (a)	1,504,000	1,654,122
3.103%, 07/25/24 (a)	1,255,456	1,340,448
3.161%, 04/25/29 (a)	2,736,000	3,016,649
3.346%, 03/25/24 (a)	2,219,920	2,370,337
3.370%, 07/25/28 (a)	3,757,000	4,208,138
3.501%, 01/25/24 (a)	1,498,507	1,600,309
3.555%, 09/25/28 (a)	3,075,000	3,464,425
3.639%, 08/25/30 (a)	4,500,000	5,145,192
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	640,544	685,495
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	2,637,387	2,920,666
4.000%, 05/01/43	137,073	147,109
4.000%, 06/01/43	384,156	414,779
4.000%, 08/01/43	3,839,836	4,242,166
5.000%, 08/01/39	593,722	691,173
Freddie Mac ARM Non-Gold Pool 2.547%, 12M LIBOR + 1.849%, 07/01/40 (a)	573,651	605,639
Freddie Mac Gold Pool
3.500%, 12/01/32	1,999,135	2,149,852

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Gold Pool
3.500%, 01/01/33	2,970,899	$3,198,065
3.500%, 03/01/33	3,149,877	3,389,764
3.500%, 04/01/33	4,427,559	4,762,312
3.500%, 05/01/33	1,604,970	1,729,099
3.500%, 06/01/43	1,745,700	1,899,949
4.000%, 09/01/32	414,993	447,581
4.000%, 11/01/32	2,024,295	2,204,497
4.000%, 12/01/32	1,163,175	1,266,999
4.000%, 01/01/33	74,488	80,233
4.000%, 02/01/33	323,519	350,267
4.000%, 01/01/46	1,942,031	2,141,165
5.000%, 02/01/34	224,484	244,262
Freddie Mac Multifamily Structured Pass-Through Certificates
2.522%, 01/25/23	1,701,310	1,743,635
2.838%, 09/25/22	673,372	690,134
2.970%, 04/25/28 (a)	1,790,000	1,911,791
3.117%, 06/25/27	2,487,000	2,724,187
3.243%, 04/25/27	1,996,000	2,200,763
3.303%, 11/25/27 (a)	1,755,000	1,945,494
3.326%, 05/25/27	1,072,000	1,184,418
3.490%, 01/25/24	4,000,000	4,300,646
3.690%, 01/25/29	397,000	451,411
3.850%, 05/25/28 (a)	7,385,000	8,438,919
3.900%, 08/25/28 (a)	3,170,000	3,648,904
Freddie Mac REMICS (CMO)
0.556%, 1M LIBOR + 0.450%, 08/15/42 (a)	2,939,643	2,968,931
0.786%, 1M LIBOR + 0.680%, 11/15/37 (a)	492,288	502,181
0.806%, 1M LIBOR + 0.700%, 03/15/24 (a)	134,642	134,510
1.456%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	646,033
3.000%, 02/15/26	660,936	690,273
3.500%, 08/15/39	521,301	529,612
3.500%, 06/15/48	1,375,507	1,393,759
4.000%, 05/15/48	2,949,258	3,172,866
5.000%, 08/15/35	1,020,817	1,162,637
6.000%, 07/15/35	2,847,773	3,292,944
6.000%, 03/15/36	2,222,743	2,647,296
6.264%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (c)	2,470,433	555,901
6.294%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (c)	1,314,380	119,704
6.500%, 05/15/28	181,035	204,483
6.500%, 03/15/37	471,711	564,631
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (b)	603,339	512,582
3.000%, 01/15/43	2,472,315	2,532,664
FREMF Mortgage Trust
3.576%, 11/25/49 (144A) (a)	1,700,000	1,818,728
3.678%, 11/25/49 (144A) (a)	2,000,000	2,135,911
3.847%, 07/25/49 (144A) (a)	1,635,000	1,723,771
4.072%, 11/25/47 (144A) (a)	1,577,000	1,678,938
Ginnie Mae II 30 Yr. Pool
2.500%, 12/20/50	5,545,970	5,727,248
2.500%, 01/20/51	13,191,844	13,623,767
3.000%, 02/20/51	1,860,446	2,002,891
3.500%, 01/20/51	3,640,305	4,018,550
4.500%, 11/20/49	3,111,139	3,443,942

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool 2.875%, 1Y H15 + 1.500%, 04/20/41 (a)	205,193	215,089
Ginnie Mae II Pool 4.050%, 04/20/63 (a)	335,425	336,961
Government National Mortgage Association (CMO)
0.420%, 1M LIBOR + 0.300%, 08/20/60 (a)	1,064	1,064
0.420%, 1M LIBOR + 0.300%, 11/20/62 (a)	8,132	8,130
0.460%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,331,810	1,332,802
0.520%, 1M LIBOR + 0.400%, 02/20/62 (a)	172,338	172,477
0.530%, 1M LIBOR + 0.410%, 03/20/63 (a)	439,063	440,007
0.540%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,002,088	1,005,654
0.590%, 1M LIBOR + 0.470%, 03/20/63 (a)	2,057,616	2,063,791
0.590%, 1M LIBOR + 0.470%, 07/20/64 (a)	2,468,135	2,476,263
0.590%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,308,954	1,315,362
0.600%, 1M LIBOR + 0.480%, 04/20/63 (a)	4,842,842	4,857,650
0.611%, 1M LIBOR + 0.500%, 09/20/37 (a)	144,865	143,078
0.620%, 1M LIBOR + 0.500%, 01/20/63 (a)	28,066	28,182
0.620%, 1M LIBOR + 0.500%, 04/20/63 (a)	4,009,150	4,031,908
0.620%, 1M LIBOR + 0.500%, 06/20/64 (a)	3,837,982	3,863,444
0.620%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,680,882	1,688,018
0.670%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,610	1,615
0.720%, 1M LIBOR + 0.600%, 04/20/64 (a)	9,286,735	9,364,106
0.770%, 1M LIBOR + 0.650%, 07/20/63 (a)	3,647,533	3,663,564
0.770%, 1M LIBOR + 0.650%, 01/20/64 (a)	983,698	990,743
0.770%, 1M LIBOR + 0.650%, 02/20/64 (a)	3,344,722	3,369,022
0.770%, 1M LIBOR + 0.650%, 03/20/64 (a)	920,087	926,779
0.810%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,422,700	1,440,905
0.820%, 1M LIBOR + 0.700%, 09/20/63 (a)	2,781,661	2,801,154
0.870%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,017,210	3,038,374
1.120%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,258,940	1,289,289
1.650%, 02/20/63	671,614	672,936
1.650%, 04/20/63	459,370	461,467
4.481%, 04/20/43 (a)	1,249,803	1,377,676
4.500%, 01/16/25	1,068,733	1,129,546
4.849%, 11/20/42 (a)	4,805,864	5,451,333
5.000%, 12/20/33	746,266	829,632
5.000%, 06/16/39	205,790	213,734
5.000%, 07/20/39	1,429,356	1,632,320
5.000%, 10/20/39	1,466,001	1,662,574
5.142%, 06/20/40 (a)	1,922,594	2,192,266
5.500%, 07/16/33 (c)	609,394	66,636
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (d)	3,035,000	3,110,912
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.000%, TBA (d)	49,820,000	49,533,925

		426,289,591

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	2,308,182
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	795,084
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	949,222

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority Principal Strip
Zero Coupon, 06/15/35	750,000	$532,139

		4,584,627

U.S. Treasury—20.9%
U.S. Treasury Bonds
1.125%, 05/15/40	1,210,000	987,284
1.375%, 08/15/50	380,000	296,519
1.625%, 11/15/50	6,800,000	5,666,312
1.875%, 02/15/51 (e)	7,750,000	6,878,125
2.000%, 02/15/50 (e)	4,827,000	4,414,254
2.250%, 08/15/46	3,987,000	3,869,103
2.250%, 08/15/49	170,000	164,389
2.375%, 11/15/49	975,000	968,640
2.500%, 02/15/45	6,750,000	6,890,801
2.750%, 11/15/42	9,475,000	10,153,795
2.750%, 08/15/47	8,000,000	8,550,625
2.875%, 05/15/43	10,415,000	11,393,440
2.875%, 08/15/45	7,700,000	8,407,437
2.875%, 05/15/49 (e)	27,000	29,649
3.000%, 11/15/44	238,000	265,333
3.000%, 02/15/48	470,000	526,859
3.125%, 05/15/48	1,942,000	2,227,080
3.500%, 02/15/39	450,000	539,596
3.625%, 08/15/43	4,950,000	6,075,545
3.625%, 02/15/44	4,325,000	5,317,047
3.750%, 11/15/43	3,581,000	4,479,048
4.250%, 05/15/39	200,000	262,758
4.375%, 02/15/38 (e)	720,000	952,312
4.375%, 05/15/41	1,200,000	1,616,344
5.250%, 02/15/29 (e)	500,000	639,668
6.000%, 02/15/26	2,525,000	3,141,948
U.S. Treasury Coupon Strips
Zero Coupon, 05/15/22 (e)	4,560,000	4,555,110
Zero Coupon, 08/15/22 (e)	1,800,000	1,797,326
Zero Coupon, 11/15/22 (e)	1,250,000	1,247,674
Zero Coupon, 02/15/23 (e)	3,035,000	3,025,845
Zero Coupon, 05/15/23 (e)	47,445,000	47,274,340
Zero Coupon, 08/15/23 (e)	2,220,000	2,208,827
Zero Coupon, 11/15/23	796,000	790,371
Zero Coupon, 02/15/24	6,404,000	6,342,489
Zero Coupon, 08/15/24 (e)	2,500,000	2,458,427
Zero Coupon, 11/15/24 (e)	1,500,000	1,469,736
Zero Coupon, 02/15/25	2,000,000	1,949,151
Zero Coupon, 05/15/25	5,500,000	5,334,604
Zero Coupon, 11/15/26	1,014,129	947,192
Zero Coupon, 08/15/27	400,000	365,957
Zero Coupon, 11/15/27	570,000	517,676
Zero Coupon, 05/15/28	15,030,000	13,468,152
Zero Coupon, 08/15/28	250,000	222,374
Zero Coupon, 02/15/30	6,300,000	5,368,976
Zero Coupon, 05/15/30	700,000	592,058
Zero Coupon, 08/15/30	3,925,000	3,296,369
Zero Coupon, 11/15/30 (e)	5,425,000	4,521,092
Zero Coupon, 02/15/31	1,775,000	1,467,501

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/31	3,000,000	2,428,565
Zero Coupon, 02/15/32 (e)	12,900,000	10,370,301
Zero Coupon, 05/15/32	800,000	639,166
Zero Coupon, 08/15/33	400,000	308,009
Zero Coupon, 11/15/33	1,000,000	764,423
Zero Coupon, 02/15/34	2,000,000	1,517,045
Zero Coupon, 08/15/34	2,600,000	1,943,383
Zero Coupon, 05/15/35	4,000,000	2,922,609
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	624,225	750,679
U.S. Treasury Inflation Indexed Note 0.125%, 01/15/22 (f)	1,733,355	1,772,457
U.S. Treasury Notes
0.375%, 12/31/25 (e)	20,000,000	19,532,031
0.375%, 09/30/27 (e)	3,560,000	3,350,155
0.500%, 02/28/26 (e)	12,195,000	11,956,816
0.625%, 08/15/30	835,000	756,719
0.875%, 11/15/30 (e)	5,770,000	5,336,348
1.125%, 09/30/21	4,640,000	4,664,650
1.500%, 02/15/30	530,000	523,479
1.625%, 02/15/26	782,300	809,008
1.625%, 08/15/29	1,080,000	1,083,839
1.750%, 02/28/22	9,300,000	9,440,953
1.750%, 12/31/24	14,695,900	15,330,809
1.750%, 12/31/26	2,164,500	2,240,088
1.750%, 11/15/29 (e)	1,540,000	1,558,227
2.000%, 06/30/24	2,308,000	2,424,933
2.000%, 11/15/26	910,000	954,789
2.125%, 02/29/24	663,000	697,341
2.250%, 04/15/22	9,000,000	9,202,500
2.750%, 05/31/23	663,000	699,569
2.750%, 02/15/24	2,300,000	2,459,742
2.875%, 04/30/25	450,000	490,008
2.875%, 05/31/25	4,920,000	5,360,302
2.875%, 05/15/28	6,936,100	7,624,562

		333,848,663

Total U.S. Treasury & Government Agencies (Cost $741,295,889)		764,722,881

Corporate Bonds & Notes—33.2%

Aerospace/Defense—1.0%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	35,000	36,427
BAE Systems plc
1.900%, 02/15/31 (144A)	720,000	675,612
3.000%, 09/15/50 (144A)	332,000	302,164
4.750%, 10/11/21 (144A)	1,000,000	1,021,728
Boeing Co. (The)
1.167%, 02/04/23 (e)	725,000	734,721
1.433%, 02/04/24	1,480,000	1,498,791
1.950%, 02/01/24 (e)	870,000	891,385
2.196%, 02/04/26	905,000	902,193

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co. (The)
2.750%, 02/01/26	840,000	$864,669
3.100%, 05/01/26	360,000	381,334
3.250%, 03/01/28	659,000	674,276
4.508%, 05/01/23	1,803,000	1,929,902
4.875%, 05/01/25	435,000	484,350
5.150%, 05/01/30	675,000	777,428
5.705%, 05/01/40	550,000	673,049
L3Harris Technologies, Inc.
1.800%, 01/15/31	640,000	599,430
3.832%, 04/27/25	600,000	657,100
Lockheed Martin Corp. 4.500%, 05/15/36	450,000	543,025
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	195,848
Raytheon Technologies Corp.
3.200%, 03/15/24	251,000	268,249
3.750%, 11/01/46	550,000	586,212
4.350%, 04/15/47	133,000	151,459
4.500%, 06/01/42	550,000	655,872

		15,505,224

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32	1,250,000	1,194,225
BAT Capital Corp.
2.259%, 03/25/28	465,000	457,816
3.734%, 09/25/40 (e)	310,000	295,143
3.984%, 09/25/50	485,000	454,527
4.540%, 08/15/47	55,000	55,379
BAT International Finance plc
1.668%, 03/25/26	345,000	341,473
Cargill, Inc. 2.125%, 04/23/30 (144A)	1,049,000	1,031,093
Reynolds American, Inc. 7.000%, 08/04/41	570,000	737,447

		4,567,103

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	446,464	434,917
3.550%, 01/15/30 (144A)	633,072	597,811
4.125%, 05/15/25 (144A)	791,374	783,530
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	551,756	549,629
3.800%, 09/20/31 (144A)	561,964	585,590
4.125%, 09/20/31 (144A)	751,983	753,121
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	130,715	134,984
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	256,760	254,553
United Airlines Pass-Through Trust
3.100%, 10/07/28	811,965	788,402
3.500%, 03/01/30	1,146,733	1,173,435
3.700%, 03/01/30	1,082,240	1,088,332

Airlines—(Continued)
United Airlines Pass-Through Trust
4.000%, 04/11/26	417,286	431,685
4.150%, 08/25/31	1,179,614	1,258,148
4.300%, 08/15/25	565,354	587,205
4.600%, 03/01/26	263,771	266,787

		9,688,129

Auto Manufacturers—0.7%
General Motors Co. 6.125%, 10/01/25	385,000	452,725
General Motors Financial Co., Inc.
1.250%, 01/08/26	1,708,000	1,675,876
2.350%, 01/08/31 (e)	919,000	877,617
Hyundai Capital America
1.150%, 11/10/22 (144A)	1,183,000	1,189,424
1.300%, 01/08/26 (144A)	325,000	317,638
1.800%, 10/15/25 (144A)	380,000	379,614
1.800%, 01/10/28 (144A)	635,000	607,202
2.375%, 10/15/27 (144A)	400,000	401,218
3.000%, 02/10/27 (144A)	240,000	249,696
Nissan Motor Acceptance Corp. 2.000%, 03/09/26 (144A)	545,000	542,762
Nissan Motor Co., Ltd.
4.345%, 09/17/27 (144A)	2,054,000	2,233,771
4.810%, 09/17/30 (144A)	868,000	952,010
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A)	560,000	544,898

		10,424,451

Banks—8.5%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	500,000	559,426
AIB Group plc
4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (a)	425,000	461,935
4.750%, 10/12/23 (144A)	1,340,000	1,464,509
ANZ New Zealand International, Ltd. 2.550%, 02/13/30 (144A)	606,000	616,280
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	685,000	735,214
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	224,128
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	950,000	881,600
Banco Santander S.A.
1.849%, 03/25/26	600,000	598,851
2.746%, 05/28/25	600,000	626,898
2.749%, 12/03/30	400,000	381,010
Bank of America Corp.
1.319%, SOFR + 1.150%, 06/19/26 (a)	2,045,000	2,038,762
1.898%, SOFR + 1.530%, 07/23/31 (a) (e)	445,000	418,006
2.496%, 3M LIBOR + 0.990%, 02/13/31 (a)	1,675,000	1,659,578
2.676%, SOFR + 1.930%, 06/19/41 (a)	3,062,000	2,866,589
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	645,951
3.419%, 3M LIBOR + 1.040%, 12/20/28 (a)	2,351,000	2,524,692
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,703,100

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	$2,734,488
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,542,612
4.000%, 01/22/25	1,071,000	1,172,863
4.250%, 10/22/26	520,000	583,121
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	475,634
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	364,000	394,537
Banque Federative du Credit Mutuel S.A. 3.750%, 07/20/23 (144A)	1,070,000	1,146,205
Barclays plc
1.007%, 1Y H15 + 0.800%, 12/10/24 (a)	1,102,000	1,101,093
3.650%, 03/16/25	254,000	272,992
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	535,391
5.200%, 05/12/26	250,000	282,552
BBVA USA 2.500%, 08/27/24	580,000	609,679
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	720,000	738,301
2.824%, 01/26/41 (144A) †	950,000	854,281
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a)	815,000	835,445
BNZ International Funding, Ltd.
2.650%, 11/03/22 (144A)	842,000	871,049
2.900%, 02/21/22 (144A)	300,000	306,862
BPCE S.A.
1.000%, 01/20/26 (144A)	570,000	556,207
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	532,752
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	401,247
3.375%, 12/02/26	700,000	761,743
4.625%, 07/11/24 (144A)	400,000	441,228
Citigroup, Inc.
1.122%, SOFR + 0.765%, 01/28/27 (a)	1,044,000	1,021,210
3.106%, SOFR + 2.842%, 04/08/26 (a)	1,400,000	1,494,448
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	907,000	991,916
3.875%, 03/26/25	1,300,000	1,416,639
3.875%, 5Y H15 + 3.417%, 02/18/26 (a)	245,000	243,856
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	162,012
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a)	1,700,000	1,881,992
4.075%, 3M LIBOR + 1.192%, 04/23/29 (a)	667,000	742,038
4.300%, 11/20/26	750,000	836,605
4.400%, 06/10/25	566,000	628,952
4.450%, 09/29/27	117,000	132,045
Citizens Financial Group, Inc
2.375%, 07/28/21	110,000	110,528
2.638%, 09/30/32 (144A)	193,000	184,798
Cooperative Rabobank UA
3.750%, 07/21/26	513,000	559,481
4.375%, 08/04/25	424,000	469,561
4.625%, 12/01/23	872,000	955,637
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	1,183,000	1,157,032
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	750,000	760,400
2.811%, 01/11/41 (144A) †	410,000	371,596
4.375%, 03/17/25 (144A)	295,000	323,764

Banks—(Continued)
Credit Suisse AG 2.950%, 04/09/25	510,000	540,622
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	760,000	735,861
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	365,853
4.282%, 01/09/28 (144A)	783,000	860,837
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	1,045,171
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	1,432,000	1,439,829
2.000%, 09/08/21 (144A)	366,000	368,620
2.700%, 03/02/22 (144A)	372,000	379,652
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	615,000	616,547
2.222%, SOFR + 2.159%, 09/18/24 (a)	1,145,000	1,175,306
4.250%, 10/14/21	900,000	916,739
Discover Bank 4.250%, 03/13/26	1,229,000	1,373,698
Fifth Third Bancorp 8.250%, 03/01/38	200,000	322,874
Goldman Sachs Group, Inc. (The)
1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,982,092
1.992%, SOFR + 1.090%, 01/27/32 (a)	1,800,000	1,708,281
3.500%, 11/16/26	1,300,000	1,409,008
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	2,614,000	2,860,142
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	820,000	919,889
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	518,657
HSBC Holdings plc
2.357%, SOFR + 1.947%, 08/18/31 (a) (e)	890,000	856,515
3.900%, 05/25/26	200,000	220,528
4.041%, 3M LIBOR + 1.546%, 03/13/28 (a)	432,000	472,933
4.250%, 03/14/24	500,000	544,177
4.250%, 08/18/25	300,000	329,867
4.375%, 11/23/26	1,006,000	1,120,475
6.100%, 01/14/42	370,000	510,720
6.500%, 09/15/37	930,000	1,237,475
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21	750,000	755,955
ING Groep NV
1.726%, SOFR + 0.920%, 04/01/27 (a)	285,000	285,165
4.100%, 10/02/23	1,270,000	1,374,921
KeyCorp 4.150%, 10/29/25	275,000	308,088
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	714,766
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	310,830
4.375%, 03/22/28	633,000	710,471
4.450%, 05/08/25	540,000	603,539
4.500%, 11/04/24	685,000	761,412
4.582%, 12/10/25	400,000	446,613
Macquarie Bank, Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	790,010
4.000%, 07/29/25 (144A)	250,000	277,002
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	553,000	601,487
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a) (e)	1,820,000	2,104,183

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30	1,020,000	$981,737
2.527%, 09/13/23	250,000	261,370
3.407%, 03/07/24	1,510,000	1,621,332
3.751%, 07/18/39	615,000	659,858
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	751,537
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	817,416
2.869%, 3M LIBOR + 1.310%, 09/13/30 (a)	539,000	549,774
Morgan Stanley
0.529%, SOFR + 0.455%, 01/25/24 (a)	1,015,000	1,013,150
2.188%, SOFR + 1.990%, 04/28/26 (a)	250,000	258,308
2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	264,785
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,163,228
3.700%, 10/23/24	749,000	819,974
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	304,060
3.875%, 04/29/24	700,000	764,678
4.300%, 01/27/45	400,000	468,632
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	1,157,000	1,324,777
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	994,369
5.000%, 11/24/25	1,269,000	1,458,439
5.500%, 07/28/21	807,000	820,263
National Australia Bank, Ltd.
2.332%, 08/21/30 (144A)	470,000	443,981
2.648%, 01/14/41 (144A) †	355,000	315,324
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	847,336
Natwest Group plc
3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	570,000	593,106
3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	743,981
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	523,618
4.800%, 04/05/26	1,037,000	1,176,087
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	330,380
Regions Financial Corp. 3.800%, 08/14/23	132,000	141,583
Royal Bank of Canada 4.650%, 01/27/26	495,000	564,831
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	700,000	775,788
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,525,025
2.625%, 10/16/24 (144A)	300,000	313,014
3.000%, 01/22/30 (144A)	549,000	554,220
3.875%, 03/28/24 (144A)	700,000	754,984
4.250%, 04/14/25 (144A)	785,000	850,018
Standard Chartered plc
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	365,000	356,282
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	769,381
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,233,588
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a)	300,000	323,437
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	2,111,000	2,111,927
3.010%, 10/19/26	212,000	226,386
3.040%, 07/16/29	1,020,000	1,060,595
3.102%, 01/17/23	482,000	504,403
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,256,560

Banks—(Continued)
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (a)	1,070,000	1,012,130
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	284,538
3.491%, 05/23/23 (144A)	762,000	786,324
4.125%, 09/24/25 (144A)	850,000	943,461
UniCredit S.p.A.
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	712,837
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (a)	455,000	503,701
6.572%, 01/14/22 (144A)	850,000	886,090
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a)	230,000	270,954
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	280,000	286,970
3.068%, SOFR + 2.530%, 04/30/41 (a)	750,000	735,455
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	3,555,000	3,810,333
3.900%, 5Y H15 + 3.453%, 03/15/26 (a)	715,000	722,078
4.100%, 06/03/26	1,291,000	1,434,928
4.650%, 11/04/44	595,000	685,252
5.375%, 11/02/43	1,005,000	1,257,133
Westpac Banking Corp.
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,159,809
4.421%, 07/24/39	450,000	505,655

		135,469,301

Beverages—0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,685,000	1,973,924
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	211,002
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40	5,000	5,653
4.375%, 04/15/38	1,300,000	1,477,629
4.439%, 10/06/48	950,000	1,067,004
4.500%, 06/01/50	890,000	1,009,809
4.600%, 06/01/60	315,000	355,019
4.750%, 04/15/58	775,000	893,293
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	777,694
Coca-Cola Femsa S.A.B. de C.V.
1.850%, 09/01/32	515,000	471,086
2.750%, 01/22/30	610,000	612,538
Constellation Brands, Inc.
4.400%, 11/15/25	300,000	338,130
5.250%, 11/15/48	180,000	228,236
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	790,000	786,903
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	175,000	191,820
4.417%, 05/25/25	268,000	300,695
4.985%, 05/25/38	387,000	475,213

		11,175,648

Biotechnology—0.4%
Amgen, Inc.
2.200%, 02/21/27	430,000	441,112

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Baxalta, Inc. 5.250%, 06/23/45	27,000	$34,812
Biogen, Inc.
2.250%, 05/01/30	849,000	823,622
3.150%, 05/01/50	230,000	211,223
Gilead Sciences, Inc.
2.600%, 10/01/40	945,000	868,380
3.250%, 09/01/22	365,000	377,587
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	924,823
Royalty Pharma plc
0.750%, 09/02/23 (144A)	725,000	724,280
1.200%, 09/02/25 (144A)	720,000	705,107
1.750%, 09/02/27 (144A)	720,000	699,185
3.300%, 09/02/40 (144A) (e)	595,000	573,580
3.550%, 09/02/50 (144A)	610,000	581,299

		6,965,010

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	231,721
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,621,965
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	544,075
Masco Corp.
2.000%, 10/01/30	260,000	247,239
6.500%, 08/15/32	720,000	932,379

		3,577,379

Chemicals—0.3%
Albemarle Corp. 5.450%, 12/01/44	350,000	403,752
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	717,636
Dow Chemical Co. (The) 8.850%, 09/15/21 (e)	640,000	658,445
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	1,187,026
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	404,000	497,988
Nutrien, Ltd.
3.000%, 04/01/25	200,000	212,161
3.375%, 03/15/25	87,000	93,530
4.125%, 03/15/35	620,000	683,884
Nutrition & Biosciences, Inc. 1.832%, 10/15/27 (144A)	330,000	322,665
PPG Industries, Inc. 1.200%, 03/15/26	425,000	416,523
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	263,113

		5,456,723

Commercial Services—0.4%
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	1,015,000
7.000%, 10/15/37 (144A)	500,000	720,919
Ford Foundation (The) 2.815%, 06/01/70	275,000	247,549
Global Payments, Inc.
3.200%, 08/15/29	695,000	731,982
4.150%, 08/15/49	615,000	671,071
IHS Markit, Ltd. 4.250%, 05/01/29	1,056,000	1,189,510
Pepperdine University 3.301%, 12/01/59	450,000	428,058
Quanta Services, Inc. 2.900%, 10/01/30	1,110,000	1,126,413
University of Southern California 3.226%, 10/01/2120	440,000	393,938

		6,524,440

Computers—0.4%
Apple, Inc.
3.000%, 06/20/27	675,000	732,368
3.750%, 09/12/47	1,200,000	1,327,296
3.750%, 11/13/47	200,000	219,414
3.850%, 08/04/46	362,000	405,827
Dell International LLC / EMC Corp.
5.450%, 06/15/23 (144A)	370,000	404,357
6.020%, 06/15/26 (144A)	1,217,000	1,440,742
DXC Technology Co. 4.250%, 04/15/24	310,000	335,888
HP, Inc. 3.000%, 06/17/27	490,000	517,836
Leidos, Inc. 2.300%, 02/15/31 (144A)	365,000	344,688

		5,728,416

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	1,470,000	1,514,636
Unilever Capital Corp. 3.375%, 03/22/25	310,000	337,179

		1,851,815

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	228,909

Diversified Financial Services—2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26 (e)	393,000	381,707
2.875%, 08/14/24	770,000	794,132
3.150%, 02/15/24	855,000	890,862
3.300%, 01/23/23	468,000	485,237
4.125%, 07/03/23	375,000	397,825
4.450%, 12/16/21	450,000	460,364

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 04/03/26	478,000	$517,509
4.500%, 09/15/23	1,830,000	1,968,366
6.500%, 07/15/25 (e)	795,000	926,794
Air Lease Corp.
2.875%, 01/15/26	600,000	622,571
3.250%, 03/01/25	484,000	509,965
3.250%, 10/01/29	1,065,000	1,068,368
3.375%, 07/01/25	1,266,000	1,337,254
American Express Co. 3.400%, 02/27/23	600,000	631,509
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	780,462
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	445,000	425,648
3.625%, 05/01/22 (144A)	455,000	463,964
4.250%, 04/15/26 (144A)	885,000	926,964
4.375%, 05/01/26 (144A)	540,000	564,513
5.250%, 05/15/24 (144A)	805,000	869,503
5.500%, 01/15/23 (144A)	1,325,000	1,406,066
5.500%, 01/15/26 (144A)	1,000,000	1,106,397
Blackstone Secured Lending Fund 3.650%, 07/14/23 (144A)	610,000	636,029
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	489,461
3.500%, 10/10/24 (144A) (e)	385,000	412,649
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	393,360
4.700%, 09/20/47	409,000	466,410
4.850%, 03/29/29	485,000	560,460
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	630,234
Capital One Financial Corp.
3.750%, 07/28/26	860,000	934,361
4.200%, 10/29/25	200,000	221,366
Charles Schwab Corp. (The)
4.000%, 5Y H15 + 3.168%, 06/01/26 (a)	1,020,000	1,035,096
4.000%, 10Y H15 + 3.079%, 12/01/30 (a)	770,000	756,910
CME Group, Inc. 3.000%, 03/15/25	440,000	470,441
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A) (e)	439,000	450,037
GE Capital Funding LLC 4.400%, 05/15/30 (144A)	375,000	424,557
GE Capital International Funding Co. 4.418%, 11/15/35	2,726,000	3,120,616
Jefferies Group LLC 5.125%, 01/20/23	300,000	323,527
LSEGA Financing plc 2.000%, 04/06/28 (144A)	1,445,000	1,429,048
Nomura Holdings, Inc.
2.648%, 01/16/25	845,000	874,013
2.679%, 07/16/30	540,000	530,236
ORIX Corp. 2.900%, 07/18/22	362,000	372,985

Diversified Financial Services—(Continued)
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	320,000	334,201
5.250%, 08/15/22 (144A)	3,335,000	3,501,145
5.500%, 02/15/24 (144A)	680,000	739,183
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,028,181
3.550%, 01/15/24	7,383,000	8,019,143

		45,689,629

Electric—2.8%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	219,746
Alabama Power Co. 3.550%, 12/01/23	461,000	497,753
Alexander Funding Trust 1.841%, 11/15/23 (144A)	800,000	810,638
Baltimore Gas & Electric Co. 5.200%, 06/15/33 (e)	1,510,000	1,738,818
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	438,165
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	1,040,669
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	277,562
Consumers Energy Co. 4.350%, 08/31/64	191,000	222,815
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	553,568
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	194,237
DTE Electric Co. 5.700%, 10/01/37	300,000	384,503
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	365,878
Duke Energy Progress LLC
4.100%, 03/15/43	200,000	223,446
4.375%, 03/30/44	247,000	286,069
5.700%, 04/01/35	360,000	456,618
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	431,310
3.616%, 08/01/27 (144A)	1,050,000	1,135,573
Edison International
3.550%, 11/15/24	1,180,000	1,267,897
5.750%, 06/15/27	400,000	466,621
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	557,371
Enel Finance International NV
3.500%, 04/06/28 (144A) (e)	465,000	497,323
3.625%, 05/25/27 (144A)	480,000	519,229
4.625%, 09/14/25 (144A)	265,000	300,077
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	250,435
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	802,017

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Corp. 2.950%, 09/01/26 (e)	194,000	$206,815
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	430,368
2.900%, 03/15/51	390,000	357,934
3.050%, 06/01/31	195,000	206,416
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	391,041
Exelon Corp. 3.497%, 06/01/22	600,000	618,857
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	659,153
6.250%, 10/01/39	160,000	185,716
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,650,121
Fortis, Inc. 3.055%, 10/04/26	929,000	988,895
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	345,134
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	336,378
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	245,496
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	421,758
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	368,395
Nevada Power Co.
5.375%, 09/15/40	223,000	279,397
6.650%, 04/01/36	360,000	505,117
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	293,856
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	469,139
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	433,871
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	669,013
3.508%, 10/01/24 (144A)	305,000	328,885
Northern States Power Co. 6.500%, 03/01/28	628,000	793,784
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	560,000	559,906
2.450%, 12/02/27 (144A)	625,000	621,230
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	650,446
Pacific Gas and Electric Co.
1.367%, 03/10/23	1,245,000	1,245,361
1.573%, 3M LIBOR + 1.375%, 11/15/21 (a)	2,390,000	2,394,569
1.750%, 06/16/22	3,360,000	3,365,100
2.950%, 03/01/26	380,000	391,541
3.450%, 07/01/25	600,000	634,964
3.750%, 08/15/42	245,000	224,500
4.300%, 03/15/45	420,000	408,815
PacifiCorp 3.600%, 04/01/24	315,000	339,158

Electric—(Continued)
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	116,079
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	307,137
Progress Energy, Inc. 7.000%, 10/30/31	200,000	267,081
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	412,227
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	822,878
Sempra Energy 4.050%, 12/01/23	1,054,000	1,134,290
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	589,421
Southern California Edison Co.
3.650%, 03/01/28	500,000	544,879
5.550%, 01/15/36	500,000	603,309
Southern Power Co.
5.150%, 09/15/41	400,000	457,578
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	288,979
Tampa Electric Co. 4.450%, 06/15/49	500,000	580,845
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	509,057
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	215,757
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	147,871
6.000%, 05/15/37	685,000	918,785

		43,875,640

Electronics—0.1%
Arrow Electronics, Inc.
3.250%, 09/08/24	439,000	469,113
3.875%, 01/12/28	376,000	408,027

		877,140

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	198,500

Environmental Control—0.0%
Republic Services, Inc. 1.450%, 02/15/31	710,000	649,092

Food—0.4%
Campbell Soup Co. 3.125%, 04/24/50	287,000	267,198
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	252,902
5.400%, 11/01/48	325,000	415,796
General Mills, Inc. 3.000%, 02/01/51 (144A)	130,000	121,543

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kellogg Co. 2.100%, 06/01/30	103,000	$100,077
Kroger Co. (The) 8.000%, 09/15/29	610,000	833,906
McCormick and Co., Inc. 2.500%, 04/15/30 (e)	1,239,000	1,239,142
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	1,160,000	1,153,609
5.200%, 04/01/29 (144A)	1,100,000	1,262,114
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	122,826

		5,769,113

Forest Products & Paper—0.0%
International Paper Co. 8.700%, 06/15/38	250,000	391,910

Gas—0.5%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	700,000	762,234
4.250%, 07/15/27 (144A)	687,000	760,434
Atmos Energy Corp.
0.625%, 03/09/23	310,000	310,117
4.150%, 01/15/43	460,000	504,366
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	558,633
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	362,353
NiSource, Inc.
1.700%, 02/15/31	570,000	527,945
2.950%, 09/01/29	465,000	478,635
Southern California Gas Co. 2.550%, 02/01/30	829,000	832,310
Southern Co. Gas Capital Corp.
3.500%, 09/15/21	1,000,000	1,006,030
3.950%, 10/01/46	212,000	219,393
4.400%, 06/01/43	375,000	406,144
6.000%, 10/01/34	1,000,000	1,290,315
Southwest Gas Corp. 3.800%, 09/29/46	332,000	341,140

		8,360,049

Healthcare-Products—0.1%
Abbott Laboratories 1.150%, 01/30/28	500,000	480,497
Boston Scientific Corp.
4.000%, 03/01/29	606,000	674,082
4.700%, 03/01/49	575,000	694,996
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	286,000	306,208

		2,155,783

Healthcare-Services—1.0%
Aetna, Inc. 6.625%, 06/15/36	297,000	414,523
Anthem, Inc.
3.500%, 08/15/24	1,035,000	1,118,942
4.101%, 03/01/28 (e)	460,000	517,352
4.650%, 08/15/44	324,000	386,637
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50	625,000	610,363
Children S Hospital Corp. 2.585%, 02/01/50	430,000	387,176
Children’s Hospital 2.928%, 07/15/50	540,000	494,296
CommonSpirit Health
1.547%, 10/01/25	435,000	437,545
2.782%, 10/01/30	430,000	435,078
3.910%, 10/01/50	425,000	432,949
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	510,014
Hackensack Meridian Health, Inc. 2.875%, 09/01/50	700,000	652,755
Hartford HealthCare Corp. 3.447%, 07/01/54	1,100,000	1,086,085
HCA, Inc.
5.125%, 06/15/39	565,000	678,574
5.250%, 06/15/26	1,540,000	1,770,012
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	457,361
Memorial Health Services 3.447%, 11/01/49	995,000	1,032,773
MidMichigan Health 3.409%, 06/01/50	245,000	246,123
MultiCare Health System 2.803%, 08/15/50	365,000	335,314
NYU Langone Hospitals 3.380%, 07/01/55	410,000	397,398
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	223,324
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	152,246
Rush Obligated Group 3.922%, 11/15/29	449,000	500,859
Texas Health Resources
2.328%, 11/15/50	340,000	278,269
4.330%, 11/15/55	250,000	302,054
UnitedHealth Group, Inc. 4.625%, 07/15/35	320,000	390,687
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	510,000	492,413
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	507,750

		15,248,872

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,133,760

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	280,000	$304,576

Insurance—1.0%
AIA Group, Ltd.
3.600%, 04/09/29 (144A)	495,000	531,768
3.900%, 04/06/28 (144A)	415,000	452,529
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	693,889
American Financial Group, Inc. 3.500%, 08/15/26	750,000	812,866
Aon plc 3.500%, 06/14/24	485,000	521,084
Assurant, Inc. 4.200%, 09/27/23	605,000	654,886
Athene Global Funding
0.950%, 01/08/24 (144A)	550,000	549,592
1.450%, 01/08/26 (144A)	420,000	413,337
2.750%, 06/25/24 (144A)	890,000	939,326
2.950%, 11/12/26 (144A)	1,825,000	1,916,593
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	979,953
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	814,255
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	181,235
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30	380,000	371,576
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	449,809
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	791,615
Jackson National Life Global Funding
3.050%, 04/29/26 (144A)	300,000	321,402
3.250%, 01/30/24 (144A)	460,000	490,926
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	970,370
Lincoln National Corp. 4.200%, 03/15/22	350,000	362,421
Manulife Financial Corp. 4.061%, 5Y USD ICE Swap + 1.647%, 02/24/32 (a)	500,000	550,182
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	550,000	617,680
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	517,049
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	737,576
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	215,890
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	263,628
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a)	430,000	447,329

		16,568,766

Iron/Steel—0.2%
Nucor Corp. 2.979%, 12/15/55 (144A)	250,000	226,027
Reliance Steel & Aluminum Co. 1.300%, 08/15/25	1,810,000	1,787,494
Steel Dynamics, Inc.
1.650%, 10/15/27	630,000	616,819
3.450%, 04/15/30	237,000	253,005
Vale Overseas, Ltd. 3.750%, 07/08/30	405,000	422,776

		3,306,121

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	575,447
John Deere Capital Corp. 2.250%, 09/14/26	325,000	340,376
Nvent Finance Sarl 4.550%, 04/15/28	562,000	594,944
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	1,117,987
Xylem, Inc. 3.250%, 11/01/26	118,000	128,190

		2,756,944

Media—1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 04/01/51	840,000	785,656
4.800%, 03/01/50	935,000	1,002,989
6.834%, 10/23/55	400,000	547,170
Comcast Corp.
1.500%, 02/15/31	950,000	881,371
2.650%, 08/15/62	705,000	598,159
3.250%, 11/01/39	545,000	561,428
3.900%, 03/01/38	591,000	663,816
4.200%, 08/15/34	556,000	636,648
4.250%, 01/15/33	1,880,000	2,170,678
4.600%, 10/15/38	880,000	1,062,238
4.950%, 10/15/58	540,000	706,515
COX Communications, Inc.
1.800%, 10/01/30 (144A)	1,880,000	1,739,372
2.950%, 10/01/50 (144A)	630,000	557,548
Discovery Communications LLC 5.200%, 09/20/47	485,000	575,000
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	253,241
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,055,605
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	1,183,560
ViacomCBS, Inc.
3.700%, 08/15/24	474,000	513,932
4.850%, 07/01/42	255,000	291,530
5.850%, 09/01/43	215,000	274,600
5.900%, 10/15/40	125,000	158,026

		16,219,082

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.4%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	566,000	$553,916
4.000%, 09/11/27 (144A) (e)	300,000	330,639
Barrick Gold Corp. 6.450%, 10/15/35	300,000	394,952
Glencore Funding LLC
1.625%, 09/01/25 (144A)	2,140,000	2,139,254
2.500%, 09/01/30 (144A)	2,270,000	2,182,910
4.125%, 05/30/23 (144A)	346,000	370,002

		5,971,673

Miscellaneous Manufacturing—0.1%
General Electric Co.
3.625%, 05/01/30 (e)	580,000	624,465
5.550%, 01/05/26	393,000	465,809
Parker-Hannifin Corp.
4.100%, 03/01/47	250,000	277,556
4.450%, 11/21/44	333,000	381,393
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	534,818

		2,284,041

Oil & Gas—1.3%
BP Capital Markets America, Inc.
1.749%, 08/10/30 (e)	545,000	514,793
2.939%, 06/04/51	1,260,000	1,123,775
3.017%, 01/16/27	655,000	700,068
BP Capital Markets plc 3.279%, 09/19/27	534,000	576,739
Chevron USA, Inc.
5.050%, 11/15/44	450,000	570,817
6.000%, 03/01/41	360,000	499,260
Cimarex Energy Co. 3.900%, 05/15/27	710,000	772,930
ConocoPhillips 2.400%, 02/15/31 (144A)	390,000	384,815
Diamondback Energy, Inc.
3.250%, 12/01/26	440,000	463,728
4.750%, 05/31/25	900,000	1,005,732
Ecopetrol S.A. 4.125%, 01/16/25	433,000	462,184
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	413,718
EQT Corp. 3.900%, 10/01/27	200,000	204,000
Exxon Mobil Corp.
2.992%, 03/19/25	1,060,000	1,135,878
2.995%, 08/16/39	690,000	671,643
3.095%, 08/16/49	860,000	815,444
Hess Corp. 6.000%, 01/15/40	245,000	292,907
HollyFrontier Corp.
2.625%, 10/01/23	775,000	798,555
5.875%, 04/01/26	409,000	463,599
Marathon Petroleum Corp.
3.625%, 09/15/24	371,000	400,988

Oil & Gas—(Continued)
Marathon Petroleum Corp.
4.500%, 05/01/23	232,000	248,828
4.700%, 05/01/25	138,000	155,100
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	742,451
Saudi Arabian Oil Co.
1.250%, 11/24/23 (144A) (e)	200,000	201,377
1.625%, 11/24/25 (144A)	220,000	221,567
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	835,718
5.950%, 05/15/35	210,000	262,490
7.875%, 06/15/26 (e)	544,000	693,967
9.250%, 10/15/21	243,000	254,296
Total Capital International S.A.
2.986%, 06/29/41	900,000	863,025
3.127%, 05/29/50	870,000	819,038
3.461%, 07/12/49	660,000	661,837
Valero Energy Corp.
1.200%, 03/15/24	710,000	712,139
2.150%, 09/15/27	640,000	627,092
2.700%, 04/15/23	550,000	570,956
7.500%, 04/15/32	126,000	169,801

		20,311,255

Oil & Gas Services—0.1%
Baker Hughes Holdings LLC 5.125%, 09/15/40	360,000	438,686
Halliburton Co.
4.750%, 08/01/43	215,000	228,604
4.850%, 11/15/35	270,000	303,428
6.750%, 02/01/27	200,000	245,941
Schlumberger Investment S.A. 2.650%, 06/26/30	650,000	654,445

		1,871,104

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	894,000	887,796
WRKCo, Inc. 3.750%, 03/15/25	300,000	327,370

		1,215,166

Pharmaceuticals—1.4%
AbbVie, Inc.
2.800%, 03/15/23	172,000	178,344
3.200%, 11/21/29	1,583,000	1,683,951
3.450%, 03/15/22	500,000	511,523
3.850%, 06/15/24	1,038,000	1,130,002
4.050%, 11/21/39	982,000	1,099,453
4.400%, 11/06/42	600,000	697,376
4.450%, 05/14/46	220,000	253,477
AstraZeneca plc
2.125%, 08/06/50 (e)	390,000	312,422
6.450%, 09/15/37	350,000	498,375
Becton Dickinson & Co. 3.734%, 12/15/24	85,000	92,848
Bristol-Myers Squibb Co.
1.125%, 11/13/27	595,000	575,271
1.450%, 11/13/30	345,000	322,324

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.
3.200%, 06/15/26	784,000	$852,795
4.125%, 06/15/39	527,000	612,969
4.550%, 02/20/48	550,000	670,587
5.000%, 08/15/45	152,000	195,441
Cigna Corp. 4.800%, 07/15/46	156,000	186,968
CVS Health Corp.
1.875%, 02/28/31	933,000	876,349
2.700%, 08/21/40	370,000	340,741
3.250%, 08/15/29	690,000	729,326
4.300%, 03/25/28	459,000	521,232
5.050%, 03/25/48	2,065,000	2,535,076
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	701,012	767,407
5.773%, 01/10/33 (144A)	676,537	787,059
6.204%, 10/10/25 (144A) †	391,192	430,014
8.353%, 07/10/31 (144A)	135,679	175,889
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	99,805
Mylan, Inc.
4.550%, 04/15/28	350,000	395,253
5.400%, 11/29/43	400,000	469,760
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	445,000	467,588
3.200%, 09/23/26	2,100,000	2,262,451
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	460,000	444,896
3.175%, 07/09/50	440,000	420,242
3.375%, 07/09/60	310,000	297,584
Viatris, Inc. 3.850%, 06/22/40 (144A)	412,000	421,625
Zoetis, Inc. 2.000%, 05/15/30	590,000	568,503

		22,884,926

Pipelines—1.1%
ANR Pipeline Co.
7.375%, 02/15/24	226,000	265,226
Boardwalk Pipelines L.P. 3.400%, 02/15/31	630,000	629,499
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	558,535
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	815,980
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	400,000	421,583
5.125%, 06/30/27	530,000	606,118
Enable Midstream Partners L.P.
4.150%, 09/15/29	443,000	460,665
4.950%, 05/15/28	290,000	319,686
Energy Transfer Operating L.P. 6.050%, 06/01/41	270,000	308,538
EnLink Midstream Partners L.P.
4.150%, 06/01/25	200,000	195,542
5.600%, 04/01/44	201,000	166,830

Pipelines—(Continued)
Enterprise Products Operating LLC
3.900%, 02/15/24	470,000	509,283
4.950%, 10/15/54	179,000	205,971
5.100%, 02/15/45	200,000	236,940
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/40 (144A)	800,000	771,298
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	415,000	422,423
2.600%, 10/15/25 (144A)	505,000	512,462
Kinder Morgan, Inc.
2.000%, 02/15/31	410,000	381,577
3.250%, 08/01/50	500,000	437,181
5.050%, 02/15/46	250,000	282,602
Magellan Midstream Partners L.P. 4.200%, 12/01/42	269,000	269,633
MPLX L.P.
2.650%, 08/15/30	630,000	617,372
4.125%, 03/01/27	373,000	414,076
4.500%, 04/15/38	814,000	889,251
5.500%, 02/15/49	165,000	193,846
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	1,191,490
ONEOK, Inc. 3.400%, 09/01/29	245,000	252,086
Phillips 66 Partners L.P.
3.150%, 12/15/29	330,000	334,739
3.550%, 10/01/26	100,000	106,890
4.900%, 10/01/46	200,000	219,605
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	532,816
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	278,585
Sunoco Logistics Partners Operations L.P.
3.900%, 07/15/26	117,000	125,951
4.950%, 01/15/43	394,000	401,019
5.300%, 04/01/44	200,000	210,697
6.100%, 02/15/42	500,000	563,059
TC PipeLines L.P. 3.900%, 05/25/27	100,000	108,476
Tennessee Gas Pipeline Co. LLC 2.900%, 03/01/30 (144A)	425,000	423,176
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	400,000	426,588
4.750%, 05/15/38	300,000	344,589
Williams Cos., Inc. (The)
3.900%, 01/15/25	100,000	108,290
4.850%, 03/01/48	300,000	333,065

		16,853,238

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	679,457
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	661,265

		1,340,722

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—1.5%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	$372,773
2.000%, 05/18/32	710,000	659,571
3.800%, 04/15/26	175,000	193,110
4.000%, 02/01/50	566,000	603,853
American Tower Corp.
1.500%, 01/31/28	965,000	920,323
1.875%, 10/15/30	845,000	790,511
2.100%, 06/15/30	470,000	447,249
2.250%, 01/15/22	500,000	506,982
2.900%, 01/15/30	30,000	30,496
2.950%, 01/15/51 (e)	255,000	225,437
3.100%, 06/15/50	390,000	358,515
3.375%, 10/15/26	287,000	310,375
3.700%, 10/15/49	665,000	672,166
Boston Properties L.P.
3.200%, 01/15/25	380,000	406,320
3.850%, 02/01/23	800,000	840,587
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	600,000	588,729
3.850%, 02/01/25	500,000	540,974
Corporate Office Properties L.P. 2.750%, 04/15/31	1,153,000	1,114,926
Crown Castle International Corp. 2.250%, 01/15/31	915,000	879,450
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	297,647
Equinix, Inc. 2.900%, 11/18/26	875,000	922,834
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	555,917
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	411,050
Healthcare Trust of America Holdings L.P. 2.000%, 03/15/31	470,000	437,614
Healthpeak Properties, Inc. 3.500%, 07/15/29 (e)	600,000	643,164
LifeStorage L.P. 3.500%, 07/01/26	1,000,000	1,085,904
Mid-America Apartments L.P. 1.700%, 02/15/31	470,000	431,781
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	491,016
Office Properties Income Trust
4.000%, 07/15/22	627,000	643,005
Prologis L.P. 3.250%, 10/01/26	199,000	217,815
Realty Income Corp.
3.000%, 01/15/27	200,000	212,333
3.250%, 01/15/31	345,000	364,174
3.875%, 04/15/25	505,000	554,948
Regency Centers L.P. 2.950%, 09/15/29	560,000	569,613
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	764,227
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a) (e)	635,000	667,544

Real Estate Investment Trusts—(Continued)
SITE Centers Corp. 4.700%, 06/01/27	226,000	246,850
UDR, Inc.
2.100%, 08/01/32	470,000	436,689
2.950%, 09/01/26	233,000	247,770
3.000%, 08/15/31	95,000	96,584
3.200%, 01/15/30	625,000	657,875
Ventas Realty L.P.
3.500%, 02/01/25	197,000	212,717
3.850%, 04/01/27	369,000	407,745
Welltower, Inc.
3.100%, 01/15/30	445,000	457,368
6.500%, 03/15/41	225,000	300,237
WP Carey, Inc.
2.250%, 04/01/33	845,000	784,587
4.250%, 10/01/26	285,000	320,017

		23,901,372

Retail—0.5%
7-Eleven, Inc. 1.300%, 02/10/28 (144A)	405,000	388,015
2.500%, 02/10/41 (144A)	409,000	370,028
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	360,000	367,553
3.800%, 01/25/50 (144A)	625,000	632,713
AutoZone, Inc. 1.650%, 01/15/31	530,000	485,183
Dollar General Corp. 4.125%, 05/01/28	485,000	543,235
Kohl’s Corp. 9.500%, 05/15/25	365,000	473,267
Lowe’s Cos., Inc.
1.300%, 04/15/28	1,085,000	1,030,939
2.625%, 04/01/31	700,000	701,993
3.120%, 04/15/22	300,000	306,582
3.125%, 09/15/24	276,000	296,251
3.650%, 04/05/29	198,000	216,730
McDonald’s Corp.
4.450%, 03/01/47	180,000	209,199
4.700%, 12/09/35	84,000	99,322
6.300%, 10/15/37	152,000	210,225
Nordstrom, Inc.
4.250%, 08/01/31 (144A)	908,000	907,290
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	540,005

		7,778,530

Savings & Loans—0.0%
Nationwide Building Society 1.000%, 08/28/25 (144A)	380,000	373,665

Semiconductors—0.4%
Analog Devices, Inc.
3.125%, 12/05/23	293,000	311,889
4.500%, 12/05/36	336,000	370,752

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	600,000	$651,543
Broadcom, Inc.
1.950%, 02/15/28 (144A) (e)	1,800,000	1,759,538
4.110%, 09/15/28	1,268,000	1,386,242
4.250%, 04/15/26	800,000	887,943
4.750%, 04/15/29	680,000	764,578
Microchip Technology, Inc. 0.972%, 02/15/24 (144A)	970,000	968,197

		7,100,682

Software—0.5%
Citrix Systems, Inc. 1.250%, 03/01/26	275,000	270,346
Fiserv, Inc.
3.200%, 07/01/26	305,000	329,198
4.400%, 07/01/49	295,000	340,412
Microsoft Corp.
2.400%, 08/08/26	400,000	422,902
2.921%, 03/17/52	582,000	573,301
3.041%, 03/17/62	149,000	146,080
3.500%, 02/12/35	296,000	330,946
Oracle Corp.
2.300%, 03/25/28 (e)	2,500,000	2,531,049
3.800%, 11/15/37	900,000	934,738
3.850%, 07/15/36	124,000	131,877
3.900%, 05/15/35	106,000	114,567
4.300%, 07/08/34	103,000	115,883
Roper Technologies, Inc. 1.400%, 09/15/27	1,050,000	1,014,466

		7,255,765

Telecommunications—1.3%
AT&T, Inc.
1.650%, 02/01/28	305,000	295,475
2.250%, 02/01/32	510,000	485,080
2.300%, 06/01/27	1,740,000	1,778,296
3.100%, 02/01/43	770,000	718,457
3.500%, 06/01/41	479,000	472,505
3.500%, 09/15/53 (144A)	2,795,000	2,582,960
4.500%, 05/15/35	1,000,000	1,127,865
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	276,000	280,147
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	545,710
T-Mobile USA, Inc.
1.500%, 02/15/26 (144A)	1,570,000	1,554,677
2.050%, 02/15/28 (144A)	1,760,000	1,725,715
3.000%, 02/15/41 (144A)	975,000	904,946
3.750%, 04/15/27 (144A)	1,705,000	1,863,838
Verizon Communications, Inc.
2.100%, 03/22/28	385,000	386,613
2.650%, 11/20/40	779,000	711,890
2.987%, 10/30/56 (144A)	654,000	577,314
4.125%, 03/16/27	400,000	453,172

Telecommunications—(Continued)
Verizon Communications, Inc.
4.272%, 01/15/36	280,000	316,479
4.400%, 11/01/34	600,000	685,854
4.672%, 03/15/55	1,490,000	1,773,846
4.862%, 08/21/46	780,000	935,724
Vodafone Group plc
5.250%, 05/30/48	540,000	674,157
6.150%, 02/27/37	500,000	666,359

		21,517,079

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	243,926
7.950%, 08/15/30	1,185,000	1,687,548
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	872,951
CSX Corp.
4.750%, 11/15/48	404,000	485,600
6.000%, 10/01/36	300,000	406,126
Kansas City Southern 4.700%, 05/01/48	597,000	702,174
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	732,121
3.942%, 11/01/47	219,000	237,256
Union Pacific Corp. 4.100%, 09/15/67	200,000	214,225

		5,581,927

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 03/14/23 (144A)	948,000	983,197
4.125%, 08/01/23 (144A)	598,000	641,490

		1,624,687

Water—0.0%
American Water Capital Corp. 2.800%, 05/01/30	750,000	771,330

Total Corporate Bonds & Notes (Cost $509,925,167)		529,304,687

Asset-Backed Securities—9.1%

Asset-Backed - Automobile—2.3%
AmeriCredit Automobile Receivables Trust
2.690%, 06/19/23	390,613	394,301
2.710%, 08/18/22	147,448	147,908
3.130%, 01/18/23	945,000	956,560
Carvana Auto Receivables Trust
3.040%, 04/15/25 (144A)	3,815,000	3,956,257
CPS Auto Receivables Trust 3.790%, 06/15/23 (144A)	340,271	344,550
Credit Acceptance Auto Loan Trust 0.960%, 02/15/30 (144A)	2,700,000	2,696,879

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Drive Auto Receivables Trust
3.180%, 10/15/26	1,160,000	$1,211,466
3.530%, 12/15/23 (144A)	1,831,344	1,855,640
3.660%, 11/15/24	832,347	836,204
3.720%, 09/16/24	145,346	145,547
3.840%, 03/15/23	609,512	614,947
4.090%, 06/15/26	1,225,000	1,277,409
4.160%, 05/15/24 (144A)	533,875	537,315
4.180%, 03/15/24 (144A)	812,633	816,023
DT Auto Owner Trust
3.580%, 05/15/23 (144A)	104,375	104,588
3.810%, 12/15/23 (144A)	790,440	798,170
Exeter Automobile Receivables Trust 3.950%, 12/15/22 (144A)	62,991	63,179
Flagship Credit Auto Trust
2.180%, 02/16/27 (144A)	650,000	660,302
3.790%, 12/16/24 (144A)	3,855,000	3,981,583
GLS Auto Receivables Issuer Trust
1.200%, 01/15/27 (144A)	625,000	624,433
1.210%, 03/08/28 (144A)	950,000	949,675
1.680%, 01/15/27 (144A)	1,200,000	1,197,770
2.240%, 03/27/51 (144A) (g)	1,836,560	1,835,451
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	90,657	91,049
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,704,750	1,709,556
Sonoran Auto Receivables Trust
4.750%, 07/15/24	2,456,465	2,481,029
4.750%, 06/15/25	2,689,185	2,719,438
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	2,483,631	2,486,956
U.S. Auto Funding LLC 5.500%, 07/15/23 (144A)	536,779	546,980

		36,041,165

Asset-Backed - Credit Card—0.4%
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,500,000	1,511,426
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	1,695,000	1,695,256
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,699,630

		5,906,312

Asset-Backed - Other—6.4%
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (g)	2,986,476	2,976,657
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,114,223	1,192,376
3.678%, 12/17/36 (144A)	88,629	95,142
4.201%, 12/17/36 (144A)	400,000	426,301
4.290%, 10/17/36 (144A)	300,000	320,228
4.596%, 12/17/36 (144A)	250,000	267,619
5.036%, 10/17/52 (144A)	1,900,000	2,058,933
5.639%, 04/17/52 (144A)	500,000	537,751
6.231%, 10/17/36 (144A)	650,000	708,657

Asset-Backed - Other—(Continued)
American Homes 4 Rent Trust
6.418%, 12/17/36 (144A)	300,000	329,732
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	930,818
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	1,720,000	1,715,112
2.918%, 04/15/36 (144A)	3,123,000	3,117,403
2.981%, 11/15/35 (144A)	1,866,876	1,889,801
4.212%, 07/15/34 (144A)	2,749,119	2,799,123
Camillo 5.000%, 12/05/23 (h) (i)	3,384,490	3,473,333
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	599,250	608,610
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	407,755	408,005
Commercial Mortgage Securities Association 3.500%, 07/25/23 (h) (i)	2,213,849	2,211,635
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) † (a) (h) (i)	1,078,519	17,041
COOF Securitization Trust, Ltd. 3.313%, 06/25/40 (144A) (a) (c)	595,171	49,447
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	1,579,221	1,645,155
3.880%, 03/15/52 (144A)	2,470,000	2,564,388
Crossroads Asset Trust 1.440%, 01/20/26 (144A)	1,650,000	1,643,678
DataBank Issuer 2.060%, 02/27/51 (144A)	1,950,000	1,938,692
Diamond Resorts Owner Trust
3.270%, 10/22/29 (144A)	541,345	552,050
3.700%, 01/21/31 (144A)	1,104,515	1,153,316
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	3,700,000	3,742,330
Fort Credit LLC 2.938%, 1M LIBOR + 2.830%, 11/16/35 (144A) † (a)	5,900,000	5,767,586
Foundation Finance Trust 3.860%, 11/15/34 (144A)	1,034,662	1,070,724
Freedom Financial Network LLC 2.620%, 11/18/26 (144A)	297,347	298,548
FTF Funding II LLC 3.100%, 08/15/24	954,310	718,118
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	111,284	112,623
Goodgreen Trust
2.760%, 10/15/54 (144A)	1,582,248	1,605,182
3.260%, 10/15/53 (144A)	1,767,298	1,843,553
3.740%, 10/15/52 (144A) †	363,181	376,289
5.000%, 10/20/51	2,527,896	2,521,576
HERO Funding Trust
3.080%, 09/20/42 (144A)	385,174	395,584
3.950%, 09/20/48 (144A)	1,374,373	1,457,838
4.460%, 09/20/47 (144A)	1,101,855	1,160,137
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	392,017	402,099
KGS-Alpha SBA COOF Trust
0.678%, 05/25/39 (144A) (a) (c)	2,610,056	37,919
0.777%, 08/25/38 (144A) (a) (c)	1,952,980	40,419

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
KGS-Alpha SBA COOF Trust
1.786%, 03/25/39 (144A) (a) (c)	2,078,045	$83,122
3.513%, 04/25/40 (144A) (a) (c)	519,979	43,204
LL ABS Trust
2.330%, 01/17/28 (144A)	1,676,131	1,688,288
LV Tower 52 Issuer LLC
5.750%, 07/15/49 (144A) † (h) (i)	1,001,023	1,009,622
7.750%, 02/15/23 (144A) † (h) (i)	416,171	419,746
Nationstar HECM Loan Trust 1.269%, 09/25/30 (144A) (a)	2,670,267	2,674,886
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	2,819,243	2,848,194
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,467,386
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	6,506,000	6,590,400
Pagaya AI Debt Selection Trust 1.180%, 11/15/27 (144A)	5,215,000	5,220,825
Pretium Mortgage Credit Partners I LLC 3.105%, 06/27/60 (144A) (g)	1,939,222	1,958,148
Progress Residential Trust 4.656%, 08/17/35 (144A)	2,568,000	2,588,454
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	2,309,000	2,279,303
Renew Financial 3.670%, 09/20/52 (144A)	467,088	495,906
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	1,725,538	1,739,164
SOL S.p.A. 4.160%, 02/09/30	1,228,908	1,279,884
Upstart Securitization Trust
0.870%, 03/20/31 (144A)	2,319,017	2,320,838
1.890%, 03/20/31 (144A)	914,000	913,221
VM DEBT LLC 7.500%, 06/15/24 (j)	2,400,000	2,400,000
VOLT LLC
0.010%, 07/27/23 (h) (i)	1,370,003	1,343,288
2.981%, 02/25/50 (144A) (g)	1,426,464	1,431,312
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	801,404	845,023

		101,821,742

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 0.909%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	685,961	683,907

Total Asset-Backed Securities (Cost $144,397,613)		144,453,126

Mortgage-Backed Securities—6.7%

Collateralized Mortgage Obligations—4.4%
ACRE TL 6.400%, 12/15/21 (h) (i)	2,072,727	2,052,000
Banc of America Funding Trust 3.859%, 05/20/34 (a)	181,600	188,167

Collateralized Mortgage Obligations—(Continued)
BVRT Financing Trust
0.010%, 11/10/32 (h) (i)	2,081,677	2,081,677
3.152%, 11/10/22 (144A) (h) (i)	2,882,767	2,882,767
FMC GMSR Issuer Trust
3.690%, 02/25/24	5,000,000	4,989,220
4.450%, 01/25/26 (144A) (a)	3,100,000	3,076,345
Global Mortgage Securitization, Ltd. 0.429%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	211,304	202,960
HarborView Mortgage Loan Trust
2.723%, 05/19/34 (a)	457,983	462,502
Headlands Residential LLC
3.875%, 08/25/24 (144A) (g)	4,450,000	4,484,485
3.875%, 11/25/24 (144A) (g)	3,600,000	3,628,603
3.967%, 06/25/24 (144A) (g)	3,100,000	3,112,067
Impac CMB Trust 0.849%, 1M LIBOR + 0.740%, 11/25/34 (a)	1,440,569	1,454,903
JPMorgan Mortgage Trust 3.053%, 08/25/34 (a)	68,759	72,162
LHOME Mortgage Trust 2.090%, 09/25/26 (144A) (a)	1,525,000	1,524,018
MASTR Asset Securitization Trust 5.500%, 12/25/33	166,550	165,094
Merrill Lynch Mortgage Investors Trust
0.339%, 1M LIBOR + 0.460%, 04/25/29 (a)	218,444	217,534
0.609%, 1M LIBOR + 0.500%, 05/25/29 (a)	631,780	630,610
0.729%, 1M LIBOR + 0.620%, 10/25/28 (a)	258,699	261,847
0.749%, 1M LIBOR + 0.640%, 10/25/28 (a)	402,906	405,094
0.934%, 6M LIBOR + 0.680%, 01/25/29 (a)	362,550	362,589
MRA Issuance Trust 2.000%, 04/01/22	4,450,000	4,450,000
Preston Ridge Partners Mortgage LLC 2.115%, 01/25/26 (144A) (a)	3,030,525	3,030,182
RCO V Mortgage LLC 3.105%, 09/25/25 (144A) (g)	2,851,518	2,874,251
Seasoned Credit Risk Transfer Trust
3.500%, 07/25/58	4,147,004	4,496,103
3.500%, 10/25/58	1,339,687	1,481,125
Sequoia Mortgage Trust
0.711%, 1M LIBOR + 0.600%, 12/20/34 (a)	730,640	748,224
0.751%, 1M LIBOR + 0.640%, 01/20/34 (a)	386,091	392,380
0.771%, 1M LIBOR + 0.660%, 07/20/33 (a)	437,238	433,928
0.791%, 1M LIBOR + 0.680%, 10/20/34 (a)	696,166	693,070
0.871%, 1M LIBOR + 0.760%, 04/20/33 (a)	324,447	328,749
Structured Asset Mortgage Investments Trust 1.010%, 1M LIBOR + 0.900%, 05/19/33 (a)	612,719	625,360
Structured Asset Mortgage Investments Trust II
0.810%, 1M LIBOR + 0.700%, 01/19/34 (a)	686,494	685,239
0.810%, 1M LIBOR + 0.700%, 03/19/34 (a)	655,089	653,984
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.747%, 11/25/33 (a)	275,402	279,028
Thornburg Mortgage Securities Trust
0.749%, 1M LIBOR + 0.640%, 09/25/43 (a)	325,807	331,707
2.170%, 12/25/44 (a)	393,070	395,486
2.318%, 04/25/45 (a)	755,268	769,170
Toorak Mortgage Corp. 3.721%, 09/25/22 (g)	2,107,000	2,136,937

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
VOLT LLC 2.240%, 04/25/51 (144A) (g)	3,200,000	$3,198,743
VOLT XCII LLC 1.893%, 02/27/51 (144A) (g)	1,363,172	1,362,975
VOLT XCIII LLC 1.893%, 02/27/51 (144A) (g)	4,577,267	4,553,144
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (g)	3,552,239	3,549,494

		69,723,923

Commercial Mortgage-Backed Securities—2.3%
BAMLL Commercial Mortgage Securities Trust
4.214%, 08/15/46 (144A) (a)	1,200,000	1,212,634
BB-UBS Trust 2.892%, 06/05/30 (144A)	240,000	238,747
3.430%, 11/05/36 (144A)	2,950,000	3,087,952
BXMT, Ltd. 2.058%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	2,192,300
2.808%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a)	1,860,000	1,860,004
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	4,453,185
Commercial Mortgage Trust 0.216%, 07/10/45 (144A) (a) (c)	119,969,349	616,750
2.896%, 02/10/37 (144A)	3,050,000	3,099,222
3.815%, 04/10/33 (144A) (a)	1,450,000	1,554,707
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	950,270
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	3,108,243
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	848,813
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	2,000,100
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	544,573
RR Trust Zero Coupon, 04/26/48 (144A) † (b)	8,830,000	8,064,594
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,438,989
Wells Fargo Commercial Mortgage Trust 1.256%, 1M LIBOR + 1.150%, 02/15/40 (144A) (a)	1,700,000	1,704,200
WF-RBS Commercial Mortgage Trust 4.256%, 03/15/45 (144A) (a)	300,000	292,241

		37,267,524

Total Mortgage-Backed Securities (Cost $104,279,786)		106,991,447

Foreign Government—0.7%

Sovereign—0.7%
Chile Government International Bond 2.550%, 01/27/32 (e)	394,000	397,034
Colombia Government International Bonds 4.000%, 02/26/24	923,000	981,112

Sovereign—(Continued)
Colombia Government International Bonds
5.000%, 06/15/45	749,000	797,992
5.625%, 02/26/44	200,000	226,982
7.375%, 09/18/37	200,000	264,100
Israel Government AID Bond Zero Coupon, 08/15/25	2,500,000	2,363,841
Mexico Government International Bonds 2.659%, 05/24/31 (e)	848,000	799,732
3.600%, 01/30/25	537,000	585,013
3.771%, 05/24/61 (e)	625,000	552,656
4.125%, 01/21/26	189,000	209,954
4.350%, 01/15/47	228,000	226,174
4.600%, 01/23/46	959,000	980,117
4.600%, 02/10/48	200,000	204,732
5.750%, 10/12/10	500,000	554,720
Panama Government International Bond 4.500%, 04/16/50	350,000	385,886
Republic of South Africa Government Bond
5.875%, 09/16/25	384,000	423,452
Saudi Government International Bond 2.250%, 02/02/33 (144A) (e)	490,000	461,315

Total Foreign Government (Cost $10,218,338)		10,414,812

Short-Term Investment—5.6%

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $88,705,708; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/23, with a market value of $90,479,849.	88,705,708	88,705,708

Total Short-Term Investments (Cost $88,705,708)		88,705,708

Securities Lending Reinvestments (k)—4.4%

Certificates of Deposit—0.3%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (a)	1,000,000	1,000,022
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (a)	1,000,000	1,000,380
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (a)	1,000,000	1,000,180
Toronto-Dominion Bank 0.368%, 3M LIBOR + 0.130%, 07/02/21 (a)	1,000,000	1,000,364

		5,000,944

Commercial Paper—0.1%
UBS AG 0.200%, 09/15/21	1,997,956	1,997,764

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—3.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $5,043,977; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $5,144,855.	5,043,976	$5,043,976
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $1,200,008; collateralized by various Common Stock with an aggregate market value of $1,320,023.	1,200,000	1,200,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $7,000,004; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $7,140,000.	7,000,000	7,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $2,400,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $2,448,001.	2,400,000	2,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $600,003; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $612,002.	600,000	600,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,700,021; collateralized by various Common Stock with an aggregate market value of $4,111,180.	3,700,000	3,700,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $5,000,026; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $5,530,202.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $6,600,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $7,299,867.	6,600,000	6,600,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,700,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,880,269.	1,700,000	1,700,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $200,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $221,941.	200,000	200,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $4,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $4,080,001.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $8,000,038; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $8,879,335.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,400,013; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,663,800.	2,400,000	2,400,000

		47,843,976

Time Deposits—0.4%
ABN AMRO Bank NV 0.070%, 04/01/21	3,000,000	3,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		7,000,000

Mutual Funds—0.6%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (l)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (l)	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $71,842,120)		71,842,684

Total Investments—107.7% (Cost $1,670,664,621)		1,716,435,345
Other assets and liabilities (net)—(7.7)%		(122,922,098)

Net Assets—100.0%		$1,593,513,247

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $17,626,093, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal only security.
(c)	Interest only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $76,570,246 and the collateral received consisted of cash in the amount of $71,841,931 and non-cash collateral with a value of $6,319,528. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(f)	Principal amount of security is adjusted for inflation.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 1.0% of net assets.
(j)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(l)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $333,495,536, which is 20.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BNP Paribas S.A., 2.824%, 01/26/41	01/19/21	$950,000	$950,000	$854,281
CVS Pass-Through Trust, 6.204%, 10/10/25	12/11/13	391,192	435,968	430,014
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	17,041
Credit Agricole S.A., 2.811%, 01/11/41	01/05/21	410,000	410,000	371,596
Fort Credit LLC, 2.938%, 11/16/35	11/28/18	5,900,000	5,900,000	5,767,586
Goodgreen Trust, 3.740%, 10/15/52	04/21/17	363,181	363,012	376,289
LV Tower 52 Issuer LLC, 5.750%, 07/15/49	08/03/15-02/10/17	1,001,023	999,898	1,009,622
LV Tower 52 Issuer LLC, 7.750%, 02/15/23	08/03/15-02/10/17	416,171	415,893	419,746
National Australia Bank, Ltd., 2.648%, 01/14/41	01/05/21	355,000	355,000	315,324
RR Trust, Zero Coupon, 04/26/48	05/24/18-05/29/18	8,830,000	5,926,793	8,064,594

				$17,626,093

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$764,722,881	$—	$764,722,881
Total Corporate Bonds & Notes*	—	529,304,687	—	529,304,687
Asset-Backed Securities
Asset-Backed - Automobile	—	36,041,165	—	36,041,165
Asset-Backed - Credit Card	—	5,906,312	—	5,906,312
Asset-Backed - Other	—	93,347,077	8,474,665	101,821,742
Asset-Backed - Student Loan	—	683,907	—	683,907
Total Asset-Backed Securities	—	135,978,461	8,474,665	144,453,126
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	62,707,479	7,016,444	69,723,923
Commercial Mortgage-Backed Securities	—	37,267,524	—	37,267,524
Total Mortgage-Backed Securities	—	99,975,003	7,016,444	106,991,447
Total Foreign Government*	—	10,414,812	—	10,414,812
Total Short-Term Investment*	—	88,705,708	—	88,705,708
Securities Lending Reinvestments
Certificates of Deposit	—	5,000,944	—	5,000,944
Commercial Paper	—	1,997,764	—	1,997,764
Repurchase Agreements	—	47,843,976	—	47,843,976
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	61,842,684	—	71,842,684
Total Investments	$10,000,000	$1,690,944,236	$15,491,109	$1,716,435,345

Collateral for Securities Loaned (Liability)	$—	$(71,841,931)	$—	$(71,841,931)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales	Amortization Premium/ Discount	Balance as of March 31, 2021	Change in Unrealized Appreciation from Investments Held at March 31, 2021
Asset-Backed Securities
Asset-Backed - Other	$10,005,808	$22,650	$96,852	$—	$(1,654,184)	$3,539	$8,474,665	$96,852
Mortgage-Backed Securities
Collateralized Mortgage Obligations	7,642,000	(540)	17,812	2,150,000	(2,792,828)	—	7,016,444	17,812

Total	$17,647,808	$22,110	$114,664	$2,150,000	$(4,447,012)	$3,539	$15,491,109	$114,664

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Asset-Backed Securities
Asset-Backed - Other	$4,902,701	Market Transaction Method	Last Broker Indicated Price	$100.86	$102.63	$102.11	Increase
	3,554,923	Market Transaction Method	Precedent Transaction	$98.05	$99.90	$99.20	Increase
	17,041	Liquidation Value	Residual Litigation Payments Due	$1.58	$1.58	$1.58	Increase
Mortgage-Backed Securities
Collateralized Mortgage Obligations	2,052,000	Comparative Security Analysis	Issuance Price	$91.90	$100.00	$99.00	Increase
	4,964,444	Market Transaction Method	Precedent Transaction	$100.00	$100.00	$100.00	Increase

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—39.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE (a)	4,823	$546,279
Austal, Ltd.	114,914	195,741
General Dynamics Corp.	5,537	1,005,298
Northrop Grumman Corp.	3,656	1,183,228
Raytheon Technologies Corp.	23,691	1,830,603
Safran S.A. (a)	13,429	1,828,104
Thales S.A.	3,715	369,196

		6,958,449

Air Freight & Logistics—0.3%
bpost S.A. (a)	29,701	284,423
Deutsche Post AG	56,666	3,104,660
FedEx Corp.	2,385	677,435
InPost S.A. (a)	13,612	222,934
Kintetsu World Express, Inc.	9,100	236,644
PostNL NV (a)	198,814	966,717
United Parcel Service, Inc. - Class B	1,501	255,155
Yamato Holdings Co., Ltd.	5,100	140,004

		5,887,972

Airlines—0.1%
Delta Air Lines, Inc. (a)	13,249	639,662
Japan Airlines Co., Ltd. (a) (b)	20,300	455,438
Qantas Airways, Ltd. (a)	131,822	511,467
Ryanair Holdings plc (ADR) (a)	3,623	416,645
Southwest Airlines Co.	4,280	261,337

		2,284,549

Auto Components—0.2%
Bridgestone Corp.	16,300	662,101
Denso Corp. (b)	13,300	887,800
Faurecia SE (a)	2,267	120,819
Faurecia SE (a)	438	23,273
Magna International, Inc.	3,135	276,005
Sumitomo Electric Industries, Ltd.	48,800	734,576
TS Tech Co., Ltd.	27,000	404,096

		3,108,670

Automobiles—0.8%
Daimler AG	30,338	2,703,071
General Motors Co.	6,067	348,610
Honda Motor Co., Ltd.	6,900	207,697
Isuzu Motors, Ltd.	32,200	347,573
Stellantis NV	133,170	2,354,775
Stellantis NV (Milan-Traded Shares)	25,735	456,776
Suzuki Motor Corp.	12,200	555,537
Tesla, Inc. (a)	4,987	3,330,967
Thor Industries, Inc.	2,760	371,882
Toyota Motor Corp.	80,800	6,312,667

		16,989,555

Banks—3.6%
Australia & New Zealand Banking Group, Ltd.	43,006	923,587
Banco Bilbao Vizcaya Argentaria S.A.	126,555	659,210
Banco Santander S.A. (a)	201,985	686,541

Banks—(Continued)
Bank Central Asia Tbk PT	490,200	1,050,607
Bank of America Corp.	132,553	5,128,475
Bank Rakyat Indonesia Persero Tbk PT (a)	4,606,800	1,397,998
BAWAG Group AG (a)	6,545	338,149
BNP Paribas S.A. (a)	73,725	4,479,538
BOC Hong Kong Holdings, Ltd.	575,000	2,005,245
Capitec Bank Holdings, Ltd. (a)	11,070	1,065,023
Citigroup, Inc.	27,034	1,966,723
Citizens Financial Group, Inc.	32,049	1,414,963
Commonwealth Bank of Australia	11,616	762,597
Credicorp, Ltd.	5,035	687,630
DBS Group Holdings, Ltd.	176,800	3,813,918
DNB ASA (a)	77,456	1,649,059
Erste Group Bank AG (a)	31,533	1,069,839
FinecoBank Banca Fineco S.p.A. (a)	69,957	1,147,908
First Republic Bank	2,892	482,241
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	141,699	798,983
HDFC Bank, Ltd. (ADR) (a) (b)	67,614	5,252,932
HSBC Holdings plc	157,798	920,427
ING Groep NV	225,482	2,767,106
Intesa Sanpaolo S.p.A. (a)	184,313	501,036
Itau Unibanco Holding S.A. (ADR)	181,259	899,045
KBC Group NV (a)	14,694	1,067,009
KeyCorp	20,054	400,679
Kotak Mahindra Bank, Ltd. (a)	74,371	1,790,696
Lloyds Banking Group plc (a)	2,229,962	1,305,660
M&T Bank Corp.	9,087	1,377,680
Mitsubishi UFJ Financial Group, Inc.	334,400	1,784,374
National Australia Bank, Ltd.	21,328	422,666
Natwest Group plc	467,827	1,266,018
Norwegian Finans Holding ASA (a)	61,519	690,422
Oversea-Chinese Banking Corp., Ltd.	70,200	614,649
PNC Financial Services Group, Inc. (The)	8,174	1,433,801
Regions Financial Corp.	18,780	387,995
Sberbank of Russia PJSC (ADR)	70,477	1,086,051
Shinsei Bank, Ltd. (b)	28,600	460,885
Signature Bank	1,197	270,642
Skandinaviska Enskilda Banken AB - Class A (a)	89,955	1,096,603
Standard Chartered plc	120,189	826,963
Sumitomo Mitsui Financial Group, Inc.	72,600	2,639,951
Sumitomo Mitsui Trust Holdings, Inc. (b)	32,000	1,113,890
Svenska Handelsbanken AB - A Shares	122,012	1,324,593
Truist Financial Corp.	33,124	1,931,792
U.S. Bancorp	29,460	1,629,433
United Overseas Bank, Ltd.	89,700	1,732,720
Wells Fargo & Co.	73,404	2,867,894
Westpac Banking Corp.	134,458	2,496,870

		73,888,716

Beverages—0.7%
Ambev S.A. (ADR) (b)	232,163	636,127
Anheuser-Busch InBev S.A.	3,591	226,397
Asahi Group Holdings, Ltd.	27,400	1,160,204
Budweiser Brewing Co. APAC, Ltd. (b)	452,200	1,351,497
Carlsberg A/S - Class B	17,339	2,666,944
Coca-Cola Co. (The)	17,207	906,981

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Constellation Brands, Inc. - Class A	4,848	$1,105,344
Diageo plc	51,824	2,131,308
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	8,710	656,124
Heineken NV	3,348	344,059
Keurig Dr Pepper, Inc. (b)	17,326	595,495
Kweichow Moutai Co., Ltd. - Class A	6,656	2,045,807
Pernod-Ricard S.A.	1,424	267,315

		14,093,602

Biotechnology—0.5%
AbbVie, Inc.	29,947	3,240,864
Agios Pharmaceuticals, Inc. (a)	1,051	54,274
Alexion Pharmaceuticals, Inc. (a)	3,172	485,031
Alnylam Pharmaceuticals, Inc. (a)	1,807	255,130
Amgen, Inc.	5,097	1,268,185
Biogen, Inc. (a)	2,654	742,456
CSL, Ltd.	12,330	2,484,668
Exact Sciences Corp. (a)	3,417	450,292
Exelixis, Inc. (a)	14,273	322,427
Regeneron Pharmaceuticals, Inc. (a)	2,659	1,258,079
Vertex Pharmaceuticals, Inc. (a)	1,966	422,474

		10,983,880

Building Products—0.4%
Cie de Saint-Gobain (a)	24,044	1,419,216
Daikin Industries, Ltd.	10,000	2,024,777
Fortune Brands Home & Security, Inc.	7,923	759,182
Kingspan Group plc	6,873	582,683
Masco Corp.	6,651	398,395
Trane Technologies plc	11,305	1,871,656
Uponor Oyj	12,906	286,684
Xinyi Glass Holdings, Ltd.	342,000	1,124,070

		8,466,663

Capital Markets—1.3%
3i Group plc	162,279	2,581,329
Ameriprise Financial, Inc.	404	93,910
B3 S.A. - Brasil Bolsa Balcao	86,086	835,372
BlackRock, Inc.	653	492,336
Blackstone Group, Inc. (The) - Class A	6,503	484,669
Brookfield Asset Management, Inc. - Class A	6,693	297,838
Charles Schwab Corp. (The)	29,277	1,908,275
CMC Markets plc	33,231	221,265
Credit Suisse Group AG (a)	57,241	604,336
Deutsche Boerse AG	1,079	179,346
DWS Group GmbH & Co. KGaA	15,423	666,825
Euronext NV	7,882	794,120
Goldman Sachs Group, Inc. (The)	2,584	844,968
Hong Kong Exchanges and Clearing, Ltd.	46,300	2,737,950
Intercontinental Exchange, Inc.	5,153	575,487
Invesco, Ltd.	13,230	333,661
Julius Baer Group, Ltd.	19,209	1,227,367
London Stock Exchange Group plc	5,817	556,717
Macquarie Group, Ltd.	1,577	182,846
MarketAxess Holdings, Inc.	263	130,953

Capital Markets—(Continued)
Morgan Stanley	29,073	2,257,809
Northern Trust Corp.	8,358	878,509
S&P Global, Inc.	3,903	1,377,252
State Street Corp.	6,193	520,274
Swissquote Group Holding S.A.	6,024	777,526
T. Rowe Price Group, Inc.	5,572	956,155
UBS Group AG (a)	205,285	3,178,481

		25,695,576

Chemicals—0.6%
Air Liquide S.A.	10,549	1,723,552
Air Products & Chemicals, Inc.	753	211,849
Akzo Nobel NV	13,697	1,530,685
Asahi Kasei Corp.	63,900	735,704
BASF SE	5,393	447,924
Celanese Corp.	1,215	182,019
DuPont de Nemours, Inc.	2,542	196,446
Eastman Chemical Co.	5,142	566,237
Givaudan S.A.	166	639,637
Koninklijke DSM NV	3,597	608,653
Linde plc	1,315	368,384
LyondellBasell Industries NV - Class A	907	94,373
PPG Industries, Inc.	3,918	588,719
Shin-Etsu Chemical Co., Ltd.	14,300	2,416,207
Teijin, Ltd. (b)	20,800	358,366
Tokuyama Corp. (b)	27,100	683,211
Toray Industries, Inc.	34,400	221,410

		11,573,376

Commercial Services & Supplies—0.1%
Cintas Corp.	366	124,919
Copart, Inc. (a)	3,524	382,742
SPIE S.A. (a)	40,914	980,078

		1,487,739

Communications Equipment—0.1%
Cisco Systems, Inc.	19,903	1,029,184
CommScope Holding Co., Inc. (a)	43,123	662,369
Motorola Solutions, Inc.	338	63,561
Nokia Oyj (a)	29,252	116,928
VTech Holdings, Ltd.	94,200	849,602

		2,721,644

Construction & Engineering—0.2%
Kinden Corp.	26,200	446,191
Kyudenko Corp. (b)	9,800	374,651
Nippo Corp. (b)	10,900	298,201
Obayashi Corp.	87,500	805,996
Vinci S.A.	10,682	1,094,683

		3,019,722

Construction Materials—0.3%
CRH plc	20,446	959,107
CSR, Ltd.	204,589	901,153
LafargeHolcim, Ltd. (a)	28,494	1,674,724

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—(Continued)
Martin Marietta Materials, Inc.	3,714	$1,247,236
Wienerberger AG	29,942	1,095,811

		5,878,031

Consumer Finance—0.2%
American Express Co.	7,577	1,071,691
Capital One Financial Corp.	20,117	2,559,486

		3,631,177

Containers & Packaging—0.3%
Avery Dennison Corp.	301	55,279
Ball Corp.	4,891	414,463
Crown Holdings, Inc.	1,374	133,333
Graphic Packaging Holding Co.	45,961	834,652
Packaging Corp. of America	7,172	964,491
SIG Combibloc Group AG (a)	62,036	1,435,206
Smurfit Kappa Group plc	6,236	293,756
WestRock Co.	20,811	1,083,212

		5,214,392

Distributors—0.1%
D’ieteren S.A.	9,935	973,010

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. (ADR) (a)	50,856	711,984

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	17,956	4,587,219
M&G plc	106,509	304,596
Mitsubishi HC Capital, Inc. (b)	119,300	723,303
ORIX Corp.	121,400	2,055,697
Voya Financial, Inc.	1,280	81,459

		7,752,274

Diversified Telecommunication Services—0.5%
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	475,250	508,826
Deutsche Telekom AG	88,127	1,774,604
Internet Initiative Japan, Inc.	22,400	528,310
Koninklijke KPN NV	282,438	960,261
Nippon Telegraph & Telephone Corp.	99,700	2,565,982
Spark New Zealand, Ltd.	166,028	518,952
Telenor ASA	30,659	539,838
Verizon Communications, Inc.	46,428	2,699,788

		10,096,561

Electric Utilities—0.7%
American Electric Power Co., Inc.	13,543	1,147,092
CLP Holdings, Ltd.	24,000	233,171
Duke Energy Corp.	2,854	275,497
Edison International	8,322	487,669
Enel S.p.A.	238,549	2,383,463
Entergy Corp.	4,821	479,545
Iberdrola S.A.	313,467	4,041,383
NextEra Energy, Inc.	26,848	2,029,977
Okinawa Electric Power Co., Inc. (The) (b)	5,785	81,217

Electric Utilities—(Continued)
Orsted A/S	8,985	1,453,638
Xcel Energy, Inc.	23,712	1,577,085

		14,189,737

Electrical Equipment—0.6%
AMETEK, Inc.	3,572	456,252
Array Technologies, Inc. (a)	9,186	273,926
Eaton Corp. plc	5,834	806,725
Generac Holdings, Inc. (a)	2,421	792,756
Mitsubishi Electric Corp.	27,800	425,824
Nidec Corp.	6,000	732,932
Prysmian S.p.A.	14,043	457,244
Schneider Electric SE	35,966	5,495,091
Siemens Energy AG (a)	8,249	296,127
Signify NV (a)	39,608	2,042,513
WEG S.A.	60,187	797,268

		12,576,658

Electronic Equipment, Instruments & Components—0.6%
Arrow Electronics, Inc. (a)	4,949	548,448
Delta Electronics, Inc.	178,867	1,822,362
Hitachi, Ltd.	72,600	3,297,965
Keyence Corp.	5,000	2,282,233
Keysight Technologies, Inc. (a)	4,003	574,030
Largan Precision Co., Ltd.	6,000	677,646
Murata Manufacturing Co., Ltd.	14,500	1,169,072
Shimadzu Corp.	18,800	683,920
Softwareone Holding AG	26,689	689,339
SYNNEX Corp.	3,135	360,023
Zebra Technologies Corp. - Class A (a)	1,238	600,653

		12,705,691

Entertainment—0.7%
Capcom Co., Ltd.	32,000	1,043,302
Konami Holdings Corp.	13,200	789,303
NetEase, Inc.	10,400	214,942
NetEase, Inc. (ADR)	10,076	1,040,448
Netflix, Inc. (a)	2,363	1,232,683
Nexon Co., Ltd.	26,600	864,917
Nintendo Co., Ltd.	5,900	3,302,508
Roku, Inc. (a)	1,166	379,848
Sea, Ltd. (ADR) (a)	16,849	3,761,202
Square Enix Holdings Co., Ltd. (b)	2,300	127,981
Walt Disney Co. (The) (a)	5,344	986,075

		13,743,209

Equity Real Estate Investment Trusts—0.6%
American Homes 4 Rent - Class A	23,068	769,087
AvalonBay Communities, Inc.	1,197	220,858
Brixmor Property Group, Inc.	37,774	764,168
Camden Property Trust	2,468	271,258
Dexus	78,693	583,961
EastGroup Properties, Inc.	4,023	576,415
Equinix, Inc.	692	470,276
Equity LifeStyle Properties, Inc.	1,433	91,196

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Federal Realty Investment Trust	5,930	$601,599
Goodman Group	78,010	1,074,671
GPT Group (The)	89,165	312,384
Kimco Realty Corp.	43,007	806,381
Lamar Advertising Co. - Class A	1,924	180,702
Link REIT	24,000	218,799
Mid-America Apartment Communities, Inc.	8,162	1,178,266
Prologis, Inc.	5,193	550,458
Public Storage	4,981	1,229,112
Rayonier, Inc.	26,100	841,725
Realty Income Corp.	735	46,673
Sun Communities, Inc.	705	105,778
UDR, Inc.	1,021	44,781
Ventas, Inc.	2,708	144,445
Welltower, Inc.	3,858	276,349
Weyerhaeuser Co.	18,545	660,202

		12,019,544

Food & Staples Retailing—0.6%
Bid Corp., Ltd.	53,674	1,040,200
Coles Group, Ltd.	68,489	834,422
Costco Wholesale Corp.	1,083	381,736
Kesko Oyj - B Shares	13,638	417,173
Koninklijke Ahold Delhaize NV	63,024	1,755,474
Kroger Co. (The)	4,204	151,302
President Chain Store Corp.	117,000	1,116,057
Raia Drogasil S.A.	115,374	513,671
Seven & i Holdings Co., Ltd.	8,200	331,380
Sugi Holdings Co., Ltd.	9,800	777,825
Sundrug Co., Ltd. (b)	23,000	843,096
Sysco Corp.	8,471	667,007
Tesco plc	287,280	906,628
Valor Holdings Co., Ltd. (b)	10,200	229,764
Wal-Mart de Mexico S.A.B. de C.V.	326,039	1,029,664
Woolworths Group, Ltd.	10,365	322,603

		11,318,002

Food Products—0.8%
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	36,445	890,636
Kraft Heinz Co. (The) (b)	16,762	670,480
Mondelez International, Inc. - Class A	11,862	694,283
Nestle S.A.	95,563	10,651,005
Post Holdings, Inc. (a)	9,730	1,028,656
Tate & Lyle plc	58,637	620,258
WH Group, Ltd.	852,000	691,823

		15,247,141

Gas Utilities—0.1%
Osaka Gas Co., Ltd.	9,000	175,965
Snam S.p.A.	97,077	539,016
Tokyo Gas Co., Ltd.	10,100	224,482

		939,463

Health Care Equipment & Supplies—0.5%
Abbott Laboratories	6,348	760,744

Health Care Equipment & Supplies—(Continued)
ABIOMED, Inc. (a)	155	49,403
Ansell, Ltd.	56,752	1,695,910
Baxter International, Inc.	1,214	102,389
Becton Dickinson & Co.	997	242,421
Boston Scientific Corp. (a)	12,222	472,380
Cooper Cos., Inc. (The)	1,130	434,022
DexCom, Inc. (a)	1,599	574,665
Edwards Lifesciences Corp. (a)	1,271	106,307
GVS S.p.A. (a)	14,741	231,850
Hoya Corp.	12,300	1,448,704
Insulet Corp. (a)	907	236,655
Intuitive Surgical, Inc. (a)	994	734,506
Koninklijke Philips NV (a)	6,290	359,118
Medtronic plc	17,326	2,046,720
Zimmer Biomet Holdings, Inc.	3,815	610,705

		10,106,499

Health Care Providers & Services—0.4%
AmerisourceBergen Corp.	6,385	753,877
Anthem, Inc.	894	320,901
Centene Corp. (a)	1,123	71,771
Cigna Corp.	4,836	1,169,055
CVS Health Corp.	10,791	811,807
HCA Healthcare, Inc.	2,765	520,760
McKesson Corp.	5,020	979,101
Ship Healthcare Holdings, Inc. (b)	14,600	411,345
UnitedHealth Group, Inc.	10,566	3,931,292

		8,969,909

Hotels, Restaurants & Leisure—0.5%
Accor S.A. (a)	13,329	502,855
Airbnb, Inc. - Class A (a) (b)	1,147	215,567
Betsson AB (a)	75,817	702,872
Booking Holdings, Inc. (a)	804	1,873,191
DraftKings, Inc. - Class A (a) (b)	7,661	469,849
Evolution Gaming Group AB	5,099	751,063
Hilton Worldwide Holdings, Inc. (a)	2,635	318,624
Huazhu Group, Ltd. (ADR) (a)	11,900	653,310
InterContinental Hotels Group plc (a)	14,605	1,004,698
Las Vegas Sands Corp.	20,773	1,262,167
Royal Caribbean Cruises, Ltd.	4,850	415,208
Sands China, Ltd.	195,200	978,887
Yum China Holdings, Inc.	20,227	1,197,641
Yum! Brands, Inc.	3,560	385,121

		10,731,053

Household Durables—0.7%
Berkeley Group Holdings plc	25,004	1,530,670
DR Horton, Inc.	485	43,223
Garmin, Ltd.	4,429	583,964
Iida Group Holdings Co., Ltd. (b)	39,800	966,282
Lennar Corp. - Class A	5,719	578,934
Midea Group Co., Ltd. - Class A	113,400	1,423,341
Mohawk Industries, Inc. (a)	4,856	933,857
Newell Brands, Inc.	31,289	837,919

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Persimmon plc	19,061	$772,858
Sekisui House, Ltd.	54,400	1,170,102
Sony Corp.	47,600	5,011,397
Taylor Wimpey plc (a)	305,738	760,926

		14,613,473

Household Products—0.3%
Energizer Holdings, Inc. (b)	17,489	830,028
Kimberly-Clark Corp.	3,594	499,746
Procter & Gamble Co. (The)	20,224	2,738,936
Reckitt Benckiser Group plc	19,345	1,733,135
Unilever Indonesia Tbk PT	571,300	258,846

		6,060,691

Independent Power and Renewable Electricity Producers—0.1%
Encavis AG	32,947	624,952
Scatec ASA	34,318	1,038,239

		1,663,191

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The)	32,302	372,707
Carlisle Cos., Inc.	4,164	685,311
CK Hutchison Holdings, Ltd.	34,000	271,288
DCC plc	5,406	468,909
Honeywell International, Inc.	8,899	1,931,706
Jardine Matheson Holdings, Ltd.	11,600	759,176
Siemens AG	26,422	4,339,052

		8,828,149

Insurance—2.2%
Ageas SA	35,856	2,165,985
AIA Group, Ltd.	709,800	8,635,073
Alleghany Corp. (a)	996	623,785
Allianz SE	22,168	5,643,537
Allstate Corp. (The)	2,885	331,486
American International Group, Inc.	12,303	568,522
AXA S.A.	22,621	606,486
Chubb, Ltd.	8,414	1,329,160
CNA Financial Corp.	7,058	314,999
Fairfax Financial Holdings, Ltd.	1,696	738,337
Hartford Financial Services Group, Inc. (The)	20,806	1,389,633
HDFC Life Insurance Co., Ltd. (a)	131,099	1,248,279
Legal & General Group plc	473,007	1,817,234
Loews Corp.	35,528	1,821,876
Marsh & McLennan Cos., Inc.	6,563	799,373
MS&AD Insurance Group Holdings, Inc.	26,700	786,830
Muenchener Rueckversicherungs-Gesellschaft AG	8,891	2,738,477
NN Group NV	22,533	1,100,486
Ping An Insurance Group Co. of China, Ltd. - Class H	314,000	3,749,900
Progressive Corp. (The)	16,950	1,620,589
Prudential Financial, Inc.	2,031	185,024
Prudential plc	49,066	1,040,175
Swiss Re AG	5,361	527,247
T&D Holdings, Inc.	41,600	540,118
Tokio Marine Holdings, Inc.	26,000	1,244,887

Insurance—(Continued)
Travelers Cos., Inc. (The)	12,123	1,823,299
Zurich Insurance Group AG	5,031	2,145,347

		45,536,144

Interactive Media & Services—1.2%
Alphabet, Inc. - Class A (a)	1,311	2,703,964
Alphabet, Inc. - Class C (a)	2,769	5,728,037
Facebook, Inc. - Class A (a)	11,560	3,404,767
Match Group, Inc. (a)	3,259	447,721
NAVER Corp.	5,893	1,971,060
Pinterest, Inc. - Class A (a)	3,301	244,373
Snap, Inc. - Class A (a)	6,677	349,140
Tencent Holdings, Ltd.	102,800	8,104,441
Zillow Group, Inc. - Class C (a) (b)	2,408	312,173

		23,265,676

Internet & Direct Marketing Retail—1.1%
Alibaba Group Holding, Ltd. (a)	104,000	2,942,997
Alibaba Group Holding, Ltd. (ADR) (a)	8,100	1,836,513
Allegro.eu S.A. (a)	33,631	472,955
Amazon.com, Inc. (a)	2,768	8,564,414
JD.com, Inc. (ADR) (a)	28,577	2,409,898
MercadoLibre, Inc. (a)	3,009	4,429,669
Prosus NV (a)	10,098	1,125,830
Rakuten, Inc. (a)	28,400	338,452

		22,120,728

IT Services—1.4%
Accenture plc - Class A	4,877	1,347,271
Adyen NV (a)	483	1,082,837
Affirm Holdings, Inc. (a) (b)	1,798	127,155
Capgemini SE	16,035	2,729,334
Computacenter plc	21,538	703,872
EPAM Systems, Inc. (a)	3,872	1,535,984
FleetCor Technologies, Inc. (a)	300	80,589
Fujitsu, Ltd.	9,000	1,306,291
Global Payments, Inc.	3,901	786,364
Infosys, Ltd. (ADR)	195,908	3,667,398
International Business Machines Corp.	3,564	474,939
Leidos Holdings, Inc.	5,780	556,498
MasterCard, Inc. - Class A	8,648	3,079,120
MongoDB, Inc. (a) (b)	1,164	311,288
NEC Corp.	11,900	702,172
Nihon Unisys, Ltd.	20,500	635,081
Nomura Research Institute, Ltd.	20,800	646,522
Otsuka Corp.	18,300	856,802
PayPal Holdings, Inc. (a)	8,955	2,174,632
Snowflake, Inc. - Class A (a) (b)	843	193,283
Sopra Steria Group (a)	4,780	798,956
Tata Consultancy Services, Ltd.	85,746	3,729,149
Twilio, Inc. - Class A (a)	787	268,178
Visa, Inc. - A Shares	7,001	1,482,322

		29,276,037

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.3%
Illumina, Inc. (a)	738	$283,436
Lonza Group AG	2,701	1,509,504
Mettler-Toledo International, Inc. (a)	380	439,162
Thermo Fisher Scientific, Inc.	4,065	1,855,185
Waters Corp. (a)	240	68,201
Wuxi Biologics Cayman, Inc. (a)	138,500	1,747,041

		5,902,529

Machinery—1.1%
Alstom S.A. (a)	17,311	863,425
Amada Co., Ltd.	44,400	497,848
Andritz AG	16,706	752,444
Atlas Copco AB—A Shares	21,249	1,293,778
Bucher Industries AG	1,038	529,034
Deere & Co.	4,681	1,751,349
Dover Corp.	10,517	1,442,196
Illinois Tool Works, Inc.	1,027	227,501
Ingersoll Rand, Inc. (a)	13,675	672,947
ITT, Inc.	8,819	801,735
Kone Oyj - Class B	5,476	447,248
Kubota Corp.	77,200	1,762,886
Middleby Corp. (The) (a) (b)	3,259	540,179
Nabtesco Corp.	13,000	597,590
Otis Worldwide Corp.	7,126	487,775
Parker-Hannifin Corp.	1,772	558,942
SKF AB—B Shares (b)	109,804	3,121,504
SMC Corp.	400	233,381
Snap-on, Inc.	901	207,897
Stanley Black & Decker, Inc.	10,000	1,996,700
Techtronic Industries Co., Ltd.	123,500	2,122,987
Valmet Oyj	20,545	748,805
Volvo AB - B Shares (a) (b)	48,009	1,214,733

		22,872,884

Marine—0.2%
AP Moller - Maersk A/S - Class B	872	2,028,882
Kuehne & Nagel International AG	7,097	2,025,057
SITC International Holdings Co., Ltd.	231,000	786,328

		4,840,267

Media—0.4%
Altice USA, Inc. - Class A (a)	3,635	118,247
Charter Communications, Inc. - Class A (a)	2,836	1,749,869
Comcast Corp. - Class A	21,012	1,136,959
Dentsu Group, Inc.	38,400	1,237,816
Discovery, Inc. - Class C (a)	9,664	356,505
DISH Network Corp. - Class A (a)	21,666	784,309
Fox Corp. - Class A	814	29,394
Interpublic Group of Cos., Inc. (The)	1,182	34,514
Liberty Media Corp. - Class C (a)	15,664	690,939
Nexstar Media Group, Inc. - Class A	5,118	718,721
Publicis Groupe S.A.	12,290	750,238

		7,607,511

Metals & Mining—0.9%
Anglo American plc	64,092	2,511,201
ArcelorMittal S.A. (a)	9,524	276,376
BHP Group, Ltd.	169,873	5,876,113
Fortescue Metals Group, Ltd.	68,890	1,051,674
Freeport-McMoRan, Inc.	19,542	643,518
Newcrest Mining, Ltd.	9,974	186,687
Nippon Steel Corp.	42,000	715,233
Polymetal International plc	34,990	684,853
Rio Tinto plc	51,892	3,969,834
Rio Tinto, Ltd.	23,272	1,968,194
Sumitomo Metal Mining Co., Ltd.	22,100	960,160

		18,843,843

Multi-Utilities—0.3%
AGL Energy, Ltd.	42,569	312,869
Ameren Corp.	4,441	361,320
CMS Energy Corp.	6,695	409,868
Public Service Enterprise Group, Inc.	4,569	275,099
RWE AG	68,199	2,671,855
Sempra Energy	3,124	414,180
Veolia Environnement S.A.	64,368	1,651,429

		6,096,620

Multiline Retail—0.3%
Dollar General Corp.	2,866	580,709
Dollar Tree, Inc. (a)	2,431	278,252
Kohl’s Corp.	7,358	438,610
Lojas Renner S.A.	106,892	808,814
Marui Group Co., Ltd. (b)	7,900	149,033
Next plc (a)	13,270	1,438,899
Ryohin Keikaku Co., Ltd.	27,800	658,882
Target Corp.	1,719	340,482
Wesfarmers, Ltd.	37,741	1,513,707

		6,207,388

Oil, Gas & Consumable Fuels—1.1%
BP plc	632,631	2,566,685
Cabot Oil & Gas Corp.	20,581	386,511
Cheniere Energy, Inc. (a)	2,097	151,005
Chevron Corp.	17,294	1,812,238
ConocoPhillips	35,236	1,866,451
Diamondback Energy, Inc.	7,755	569,915
ENEOS Holdings, Inc.	30,400	137,683
EOG Resources, Inc.	5,061	367,074
Equitrans Midstream Corp.	29,542	241,063
Iwatani Corp. (b)	14,000	867,047
Kinder Morgan, Inc.	67,627	1,125,990
Lundin Energy AB	26,283	825,946
Marathon Petroleum Corp.	16,330	873,492
Neste Oyj	11,457	607,689
Phillips 66	13,797	1,125,007
Pioneer Natural Resources Co.	3,590	570,164
Royal Dutch Shell plc - A Shares	52,786	1,027,630
Royal Dutch Shell plc - B Shares	131,186	2,412,904
TOTAL SE	95,044	4,426,561

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Williams Cos., Inc. (The)	49,769	$1,179,028

		23,140,083

Personal Products—0.5%
Coty, Inc. - Class A (b)	54,113	487,558
Estee Lauder Cos., Inc. (The) - Class A	3,635	1,057,240
Kao Corp.	16,800	1,112,929
L’Oreal S.A.	7,470	2,863,229
LG Household & Health Care, Ltd.	770	1,070,362
Unilever plc	37,704	2,104,126
Unilever plc (Amsterdam Traded Shares)	38,883	2,169,481

		10,864,925

Pharmaceuticals—2.1%
AstraZeneca plc	23,223	2,315,792
Bayer AG	10,418	659,257
Bristol-Myers Squibb Co.	43,425	2,741,420
Catalent, Inc. (a)	5,197	547,296
Daiichi Sankyo Co., Ltd.	8,100	236,762
Eli Lilly and Co.	5,002	934,474
GlaxoSmithKline plc	131,416	2,332,653
Horizon Therapeutics plc (a)	4,688	431,483
Jazz Pharmaceuticals plc (a)	2,273	373,613
Johnson & Johnson	16,423	2,699,120
Kyowa Kirin Co., Ltd.	22,200	665,446
Merck & Co., Inc.	18,500	1,426,165
Merck KGaA	3,364	575,189
Novartis AG	58,711	5,015,258
Novo Nordisk A/S - Class B	80,077	5,407,753
Ono Pharmaceutical Co., Ltd.	58,200	1,524,428
Otsuka Holdings Co., Ltd.	4,600	195,196
Pfizer, Inc.	22,985	832,746
Roche Holding AG	27,037	8,739,428
Royalty Pharma plc - Class A (b)	8,774	382,722
Sanofi	27,954	2,762,915
Shionogi & Co., Ltd. (b)	9,100	490,857
Takeda Pharmaceutical Co., Ltd.	18,700	675,689
Viatris, Inc. (a)	27,443	383,379

		42,349,041

Professional Services—0.5%
Adecco Group AG	27,841	1,875,044
Booz Allen Hamilton Holding Corp.	7,894	635,704
DKSH Holding AG	7,299	560,349
IHS Markit, Ltd.	4,159	402,508
Intertek Group plc	4,052	313,011
Meitec Corp.	5,800	321,048
Randstad NV (a)	29,389	2,067,653
Recruit Holdings Co., Ltd.	27,300	1,339,681
RELX plc	55,584	1,394,428
SGS S.A.	284	805,691
Verisk Analytics, Inc.	565	99,830
Wolters Kluwer NV	4,226	367,359

		10,182,306

Real Estate Management & Development—0.4%
CBRE Group, Inc. - Class A (a)	14,015	1,108,727
CK Asset Holdings, Ltd.	43,500	264,418
Daiwa House Industry Co., Ltd.	17,100	502,470
Deutsche Wohnen SE	5,173	241,314
Mitsui Fudosan Co., Ltd.	28,800	657,397
Nomura Real Estate Holdings, Inc.	45,100	1,090,304
Open House Co., Ltd. (b)	19,200	821,208
Sun Hung Kai Properties, Ltd.	17,000	257,875
Tokyo Tatemono Co., Ltd.	60,200	919,998
Tokyu Fudosan Holdings Corp.	151,100	898,981
Vonovia SE	10,628	694,201

		7,456,893

Road & Rail—0.3%
Aurizon Holdings, Ltd.	72,536	215,542
Central Japan Railway Co.	5,600	838,884
East Japan Railway Co. (b)	16,000	1,135,606
Lyft, Inc. - Class A (a)	2,934	185,370
Nippon Express Co., Ltd. (b)	9,200	687,716
Norfolk Southern Corp.	3,623	972,848
Old Dominion Freight Line, Inc.	2,044	491,398
Uber Technologies, Inc. (a)	7,144	389,420
Union Pacific Corp.	2,331	513,776
West Japan Railway Co.	2,600	144,494

		5,575,054

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (a)	17,885	1,403,973
Advantest Corp. (b)	1,900	168,359
Analog Devices, Inc.	12,265	1,902,056
Applied Materials, Inc.	8,175	1,092,180
ASM International NV	6,586	1,927,168
ASML Holding NV	15,036	9,171,039
BE Semiconductor Industries NV	8,763	738,131
Cree, Inc. (a) (b)	3,100	335,203
Entegris, Inc.	5,510	616,018
Infineon Technologies AG	47,191	2,001,386
Intel Corp.	7,218	461,952
Lam Research Corp.	3,170	1,886,911
Microchip Technology, Inc.	4,969	771,288
Micron Technology, Inc. (a)	1,551	136,814
NVIDIA Corp.	4,419	2,359,437
NXP Semiconductors NV	3,139	632,006
QUALCOMM, Inc.	8,761	1,161,621
Renesas Electronics Corp. (a)	14,100	154,888
Rohm Co., Ltd.	5,900	583,861
SolarEdge Technologies, Inc. (a)	2,320	666,861
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	99,084	11,719,656
Teradyne, Inc.	2,665	324,277
Texas Instruments, Inc.	13,213	2,497,125
Tokyo Electron, Ltd.	7,600	3,253,928

		45,966,138

Software—1.0%
Avast plc	117,969	741,734

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Cadence Design Systems, Inc. (a)	2,733	$374,394
Crowdstrike Holdings, Inc. - Class A (a)	2,091	381,628
Five9, Inc. (a)	1,843	288,116
Fortinet, Inc. (a)	495	91,288
HubSpot, Inc. (a)	885	401,976
Intuit, Inc.	2,215	848,478
Microsoft Corp.	49,398	11,646,567
Oracle Corp.	6,379	447,614
Salesforce.com, Inc. (a)	3,158	669,085
SAP SE	21,401	2,621,067
ServiceNow, Inc. (a)	974	487,107
Synopsys, Inc. (a)	1,867	462,605
Trade Desk, Inc. (The) - Class A (a)	585	381,221
Workday, Inc. - Class A (a)	1,056	262,342
Zscaler, Inc. (a)	1,854	318,276

		20,423,498

Specialty Retail—0.9%
AutoZone, Inc. (a)	1,634	2,294,626
Best Buy Co., Inc.	12,645	1,451,772
CarMax, Inc. (a)	3,729	494,689
Chow Tai Fook Jewellery Group, Ltd.	615,000	942,359
Dunelm Group plc	38,142	681,617
Fast Retailing Co., Ltd.	1,200	960,198
Gap, Inc. (The)	18,528	551,764
Home Depot, Inc. (The)	8,856	2,703,294
Industria de Diseno Textil S.A	36,008	1,186,934
JB Hi-Fi, Ltd.	21,152	833,942
K’s Holdings Corp. (b)	22,900	315,393
Lowe’s Cos., Inc.	6,489	1,234,078
Murphy USA, Inc.	6,131	886,297
National Vision Holdings, Inc. (a)	5,553	243,388
Nitori Holdings Co., Ltd.	4,800	931,540
O’Reilly Automotive, Inc. (a)	425	215,581
Pets at Home Group plc	50,425	287,145
Premier Investments, Ltd.	13,681	271,202
Shimamura Co., Ltd.	4,600	530,980
Super Retail Group, Ltd.	71,340	639,951
TJX Cos., Inc. (The)	7,410	490,172
Tractor Supply Co.	3,374	597,468

		18,744,390

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	87,126	10,642,441
Logitech International S.A.	9,161	960,216
Samsung Electronics Co., Ltd. (GDR)	3,080	5,617,920
Seagate Technology plc	6,804	522,207
Wacom Co., Ltd.	107,100	721,232

		18,464,016

Textiles, Apparel & Luxury Goods—0.6%
Adidas AG (a)	5,186	1,618,848
Carter’s, Inc.	2,596	230,862

Textiles, Apparel & Luxury Goods—(Continued)
Cie Financiere Richemont S.A. - Class A	3,378	324,375
Columbia Sportswear Co.	6,019	635,787
Dr. Martens plc (a)	48,602	303,656
Kering S.A.	1,435	990,813
LVMH Moet Hennessy Louis Vuitton SE	8,872	5,912,225
NIKE, Inc. - Class B	12,965	1,722,919
Ralph Lauren Corp.	5,791	713,220

		12,452,705

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	119,926	4,122,444

Tobacco—0.3%
Altria Group, Inc.	13,878	709,999
British American Tobacco plc	30,892	1,181,591
ITC, Ltd.	316,178	942,975
Philip Morris International, Inc.	16,715	1,483,289
Scandinavian Tobacco Group A/S - Class A	21,962	421,025
Swedish Match AB	22,777	1,778,424

		6,517,303

Trading Companies & Distributors—0.5%
Ashtead Group plc	40,148	2,395,554
Brenntag SE	5,060	431,984
Ferguson plc	25,144	3,005,209
ITOCHU Corp. (b)	80,300	2,610,618
Mitsubishi Corp.	53,600	1,521,471
Toyota Tsusho Corp.	19,700	832,526

		10,797,362

Wireless Telecommunication Services—0.2%
KDDI Corp.	33,600	1,032,433
SoftBank Group Corp.	22,700	1,924,663
T-Mobile U.S., Inc. (a)	13,950	1,747,795

		4,704,891

Total Common Stocks (Cost $615,795,544)		809,460,628

Convertible Bonds—19.2%

Aerospace/Defense—1.5%
Airbus SE Zero Coupon, 06/14/21 (EUR)	7,800,000	9,141,481
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	5,700,000	10,798,632
Safran S.A. Zero Coupon, 06/21/23 (EUR)	5,703,500	9,991,206

		29,931,319

Airlines—1.1%
Southwest Airlines Co. 1.250%, 05/01/25 (b)	13,180,000	22,628,413

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Apparel—1.6%
adidas AG 0.050%, 09/12/23 (EUR)	11,800,000	$16,882,189
Kering S.A. Zero Coupon, 09/30/22 (EUR)	11,800,000	14,906,143

		31,788,332

Banks—1.3%
Barclays Bank plc
Zero Coupon, 02/04/25	8,440,000	11,007,617
Zero Coupon, 02/18/25 (b)	9,000,000	10,016,100
BofA Finance LLC 0.250%, 05/01/23	4,566,000	5,011,185

		26,034,902

Beverages—0.5%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	10,715,279

Biotechnology—0.5%
Illumina, Inc.
Zero Coupon, 08/15/23 (b)	4,797,000	5,690,441
0.500%, 06/15/21	2,761,000	4,151,854

		9,842,295

Building Materials—1.1%
Sika AG
0.150%, 06/05/25 (CHF)	11,540,000	17,860,597
3.750%, 01/30/22 (CHF)	1,800,000	3,866,624

		21,727,221

Chemicals—0.4%
Symrise AG 0.238%, 06/20/24 (EUR)	5,200,000	7,416,802

Commercial Services—1.7%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	11,100,000	18,095,256
Edenred Zero Coupon, 09/06/24 (EUR)	8,900,000	6,594,324
Euronet Worldwide, Inc. 0.750%, 03/15/49 (b)	8,391,000	9,560,496

		34,250,076

Computers—0.7%
Atos SE Zero Coupon, 11/06/24 (EUR)	10,000,000	14,318,902

Diversified Financial Services—0.2%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	540,000,000	5,254,911

Electric—0.3%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,600,000	5,573,515

Electronics—0.4%
Fortive Corp. 0.875%, 02/15/22	7,965,000	8,074,301

Engineering & Construction—1.3%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	8,200,000	15,629,497
Vinci S.A. 0.375%, 02/16/22	10,000,000	11,324,400

		26,953,897

Healthcare-Services—0.3%
Anthem, Inc. 2.750%, 10/15/42	1,232,000	6,173,922

Home Furnishings—1.0%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	932,000,000	19,578,523

Internet—2.0%
Booking Holdings, Inc.
0.750%, 05/01/25	12,520,000	18,404,400
0.900%, 09/15/21	7,306,000	8,562,632
Palo Alto Networks, Inc. 0.750%, 07/01/23	10,820,000	14,304,040

		41,271,072

Investment Companies—0.3%
Ares Capital Corp. 3.750%, 02/01/22	5,280,000	5,432,064

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	5,979,962

Oil & Gas—0.3%
Pioneer Natural Resources Co. 0.250%, 05/15/25	4,380,000	6,859,080

Real Estate—0.8%
Deutsche Wohnen SE 0.325%, 07/26/24 (EUR)	5,000,000	6,238,999
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	4,600,000	6,342,381
TAG Immobilien AG 0.625%, 09/01/22 (EUR)	2,100,000	3,410,896

		15,992,276

Retail—0.3%
Zalando SE 0.050%, 08/06/25 (EUR)	4,600,000	6,424,538

Semiconductors—1.1%
STMicroelectronics NV 0.250%, 07/03/24	12,200,000	22,656,010

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Software—0.2%
Akamai Technologies, Inc. 0.375%, 09/01/27	4,250,000	$4,608,594

Total Convertible Bonds (Cost $332,426,012)		389,486,206

Corporate Bonds & Notes—12.3%

Aerospace/Defense—0.4%
BAE Systems plc
1.900%, 02/15/31 (144A)	200,000	187,670
3.400%, 04/15/30 (144A)	595,000	631,569
Boeing Co. (The)
1.167%, 02/04/23	80,000	81,073
1.433%, 02/04/24	155,000	156,968
1.950%, 02/01/24	145,000	148,564
2.196%, 02/04/26	655,000	652,969
2.750%, 02/01/26	345,000	355,132
3.100%, 05/01/26	350,000	370,742
3.250%, 03/01/28	100,000	102,318
3.250%, 02/01/35	468,000	453,547
3.600%, 05/01/34	175,000	175,009
3.625%, 02/01/31	240,000	251,089
4.508%, 05/01/23	405,000	433,505
4.875%, 05/01/25	289,000	321,786
5.040%, 05/01/27	217,000	247,395
5.150%, 05/01/30	150,000	172,762
5.705%, 05/01/40	150,000	183,559
General Dynamics Corp. 3.750%, 05/15/28	255,000	284,154
L3Harris Technologies, Inc.
1.800%, 01/15/31	100,000	93,661
4.400%, 06/15/28	128,000	145,247
4.854%, 04/27/35	50,000	60,617
Lockheed Martin Corp.
2.800%, 06/15/50	90,000	84,883
3.800%, 03/01/45	40,000	44,011
4.070%, 12/15/42	105,000	121,442
Northrop Grumman Corp. 3.250%, 01/15/28	525,000	563,189
Raytheon Technologies Corp.
3.750%, 11/01/46	131,000	139,625
4.125%, 11/16/28	855,000	962,844
4.150%, 05/15/45	113,000	124,823
4.350%, 04/15/47	140,000	159,431

		7,709,584

Agriculture—0.3%
Altria Group, Inc.
2.450%, 02/04/32	170,000	162,415
3.400%, 02/04/41 (b)	430,000	398,968
3.875%, 09/16/46	327,000	317,274
4.800%, 02/14/29	353,000	405,600
BAT Capital Corp.
2.259%, 03/25/28	95,000	93,532

Agriculture—(Continued)
BAT Capital Corp.
3.215%, 09/06/26	45,000	47,528
3.222%, 08/15/24	200,000	213,073
3.557%, 08/15/27	295,000	314,033
3.734%, 09/25/40	65,000	61,885
3.984%, 09/25/50	95,000	89,031
4.390%, 08/15/37	834,000	874,385
4.700%, 04/02/27	430,000	484,028
4.906%, 04/02/30	145,000	165,559
BAT International Finance plc 1.668%, 03/25/26	70,000	69,284
Bunge, Ltd. Finance Corp. 1.630%, 08/17/25	470,000	470,205
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	1,021,000	1,078,992
3.500%, 07/26/26 (144A)	355,000	379,331
Philip Morris International, Inc. 3.875%, 08/21/42	334,000	353,844

		5,978,967

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	280,784	273,522
3.550%, 01/15/30 (144A)	610,400	576,401
3.750%, 12/15/27 (144A)	469,802	479,092
American Airlines Pass-Through Trust
3.200%, 06/15/28	323,800	322,467
3.375%, 05/01/27	101,772	98,851
3.600%, 09/22/27	152,634	153,675
3.700%, 10/01/26	406,231	403,225
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	322,265	321,022
4.125%, 09/20/31 (144A)	511,553	512,328
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	548,224	566,127
4.150%, 04/11/24	365,899	382,195
Delta Air Lines Pass-Through Trust
3.204%, 10/25/25	367,000	380,170
3.625%, 07/30/27	98,935	105,633
6.821%, 08/10/22	106,143	110,913
United Airlines Pass-Through Trust
2.700%, 05/01/32	206,899	200,945
3.450%, 12/01/27	391,206	408,956
3.700%, 03/01/30	61,842	62,190
4.150%, 08/25/31	189,581	202,202

		5,559,914

Auto Manufacturers—0.2%
Daimler Finance North America LLC 1.450%, 03/02/26 (144A)	475,000	470,858
General Motors Co.
4.875%, 10/02/23	165,000	180,634
5.000%, 04/01/35	194,000	223,458

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Co.
5.150%, 04/01/38	150,000	$171,762
6.125%, 10/01/25	85,000	99,952
General Motors Financial Co., Inc.
1.250%, 01/08/26	260,000	255,110
2.350%, 01/08/31 (b)	140,000	133,696
2.750%, 06/20/25	58,000	60,546
3.950%, 04/13/24	46,000	49,507
5.250%, 03/01/26	40,000	45,823
Hyundai Capital America
1.150%, 11/10/22 (144A)	401,000	403,177
1.250%, 09/18/23 (144A)	420,000	423,038
1.300%, 01/08/26 (144A)	50,000	48,867
1.800%, 10/15/25 (144A)	220,000	219,777
1.800%, 01/10/28 (144A)	100,000	95,622
2.375%, 02/10/23 (144A)	350,000	359,275
2.375%, 10/15/27 (144A)	295,000	295,898
2.850%, 11/01/22 (144A)	400,000	412,514
Nissan Motor Acceptance Corp. 2.000%, 03/09/26 (144A)	245,000	243,994
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	220,000	233,053
4.345%, 09/17/27 (144A)	200,000	217,505
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (144A)	265,000	287,999

		4,932,065

Banks—3.0%
AIB Group plc 4.750%, 10/12/23 (144A)	625,000	683,073
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	295,000	330,588
Banco Bilbao Vizcaya Argentaria S.A. 1.125%, 09/18/25	400,000	392,813
Banco Santander S.A.
2.706%, 06/27/24	600,000	633,093
2.746%, 05/28/25	200,000	208,966
3.306%, 06/27/29	200,000	211,979
3.490%, 05/28/30	200,000	208,219
Bank of America Corp.
1.197%, SOFR + 1.010%, 10/24/26 (c)	310,000	305,982
1.898%, SOFR + 1.530%, 07/23/31 (c)	330,000	309,982
1.922%, SOFR + 1.370%, 10/24/31 (c)	420,000	395,248
2.496%, 3M LIBOR + 0.990%, 02/13/31 (c)	260,000	257,606
2.651%, SOFR + 1.220%, 03/11/32 (c)	640,000	641,634
2.676%, SOFR + 1.930%, 06/19/41 (c)	755,000	706,817
2.884%, 3M LIBOR + 1.190%, 10/22/30 (c)	270,000	277,569
3.093%, 3M LIBOR + 1.090%, 10/01/25 (c)	200,000	213,447
3.248%, 10/21/27	365,000	392,405
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	1,892,000	2,069,460
3.824%, 3M LIBOR + 1.575%, 01/20/28 (c)	300,000	329,584
3.974%, 3M LIBOR + 1.210%, 02/07/30 (c)	44,000	48,835
4.183%, 11/25/27	560,000	622,759
4.244%, 3M LIBOR + 1.814%, 04/24/38 (c)	270,000	307,145
4.450%, 03/03/26	167,000	187,711
5.200%, 3M LIBOR + 3.135%, 06/01/23 (b) (c)	236,000	246,620

Banks—(Continued)
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (c)	100,000	109,846
Bank of New York Mellon Corp. (The) 3.700%, 5Y H15 + 3.352%, 03/20/26 (c)	190,000	195,472
Bank of Nova Scotia (The) 4.500%, 12/16/25	30,000	34,067
Barclays plc
1.007%, 1Y H15 + 0.800%, 12/10/24 (c)	200,000	199,835
3.932%, 3M LIBOR + 1.610%, 05/07/25 (c)	670,000	723,172
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	340,000	348,642
2.824%, 01/26/41 (144A) †	200,000	179,849
3.052%, SOFR + 1.507%, 01/13/31 (144A) (c)	270,000	276,773
BPCE S.A.
2.375%, 01/14/25 (144A)	400,000	413,251
2.700%, 10/01/29 (144A)	685,000	694,627
Citigroup, Inc.
1.122%, SOFR + 0.765%, 01/28/27 (c)	144,000	140,857
2.572%, SOFR + 2.107%, 06/03/31 (c)	560,000	559,562
3.106%, SOFR + 2.842%, 04/08/26 (c)	310,000	330,914
3.520%, 3M LIBOR + 1.151%, 10/27/28 (c)	322,000	348,304
3.668%, 3M LIBOR + 1.390%, 07/24/28 (c)	200,000	218,725
3.875%, 5Y H15 + 3.417%, 02/18/26 (c)	700,000	696,731
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	1,470,000	1,615,799
3.980%, 3M LIBOR + 1.338%, 03/20/30 (c)	100,000	110,705
4.000%, 5Y H15 + 3.597%, 12/10/25 (c)	287,000	289,798
4.300%, 11/20/26	308,000	343,566
4.400%, 06/10/25	120,000	133,347
5.300%, 05/06/44	100,000	126,561
6.250%, 3M LIBOR + 4.517%, 08/15/26 (c)	330,000	377,025
6.300%, 3M LIBOR + 3.423%, 05/15/24 (c)	66,000	70,112
Comerica, Inc. 4.000%, 02/01/29	90,000	100,459
Cooperative Rabobank UA 3.750%, 07/21/26	955,000	1,041,529
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (c)	535,000	523,256
1.907%, SOFR + 1.676%, 06/16/26 (144A) (c)	325,000	329,506
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (c)	330,000	397,650
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (c)	250,000	242,060
4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	345,000	375,299
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (c)	1,985,000	2,119,984
4.282%, 01/09/28 (144A)	730,000	802,568
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (c)	275,000	276,504
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (c)	245,000	242,351
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (c)	210,000	223,597
5.000%, 1Y H15 + 1.730%, 01/12/23 (144A) (c)	925,000	954,401
Deutsche Bank AG
1.686%, 03/19/26	390,000	389,134
2.129%, SOFR + 1.870%, 11/24/26 (c)	150,000	150,377
2.222%, SOFR + 2.159%, 09/18/24 (c)	365,000	374,661
Goldman Sachs Group, Inc. (The)
1.431%, SOFR + 0.798%, 03/09/27 (c)	820,000	812,658
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	350,000	375,574

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
3.500%, 11/16/26	1,489,000	$1,613,856
3.814%, 3M LIBOR + 1.158%, 04/23/29 (c)	350,000	383,468
3.850%, 01/26/27	1,114,000	1,222,014
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	545,000	604,356
4.223%, 3M LIBOR + 1.301%, 05/01/29 (c)	260,000	291,672
4.411%, 3M LIBOR + 1.430%, 04/23/39 (c)	140,000	163,173
HSBC Holdings plc
1.645%, SOFR + 1.538%, 04/18/26 (c)	1,130,000	1,130,693
2.013%, SOFR + 1.732%, 09/22/28 (c)	975,000	958,091
2.357%, SOFR + 1.947%, 08/18/31 (b) (c)	440,000	423,446
2.633%, 3M LIBOR + 1.140%, 11/07/25 (c)	945,000	987,626
4.292%, 3M LIBOR + 1.348%, 09/12/26 (c)	250,000	276,711
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (b) (c)	200,000	220,400
6.500%, 09/15/37	100,000	133,062
KeyBank N.A. 3.400%, 05/20/26	255,000	274,888
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (c)	440,000	436,801
4.375%, 03/22/28 (b)	283,000	317,635
Macquarie Group, Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (c)	60,000	58,873
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (c)	669,000	727,658
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25	1,180,000	1,217,169
3.751%, 07/18/39	250,000	268,235
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (c)	670,000	652,241
2.869%, 3M LIBOR + 1.310%, 09/13/30 (c)	200,000	203,998
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	750,000	700,019
2.720%, SOFR + 1.152%, 07/22/25 (c)	1,200,000	1,265,903
2.802%, SOFR + 1.430%, 01/25/52 (c)	235,000	216,310
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	709,000	772,942
3.622%, SOFR + 3.120%, 04/01/31 (c)	280,000	304,008
3.875%, 01/27/26	150,000	166,791
3.971%, 3M LIBOR + 1.455%, 07/22/38 (c)	382,000	424,245
4.300%, 01/27/45	70,000	82,010
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (c)	390,000	413,076
Natwest Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (c)	200,000	212,566
4.269%, 3M LIBOR + 1.762%, 03/22/25 (c)	1,666,000	1,817,389
4.892%, 3M LIBOR + 1.754%, 05/18/29 (c)	200,000	227,848
Nordea Bank Abp 6.625%, 5Y H15 + 4.110%, 03/26/26 (144A) (c)	250,000	285,625
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	100,000	107,275
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (c)	700,000	700,567
2.896%, SOFR + 1.475%, 03/15/32 (c)	260,000	258,461
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (c)	465,000	456,918
2.625%, 10/16/24 (144A)	665,000	693,848
3.000%, 01/22/30 (144A)	279,000	281,653

Banks—(Continued)
Societe Generale S.A.
3.653%, 5Y H15 + 3.000%, 07/08/35 (144A) (c)	205,000	204,680
3.875%, 03/28/24 (144A)	375,000	404,456
4.250%, 04/14/25 (144A)	350,000	378,989
Standard Chartered plc
1.319%, 1Y H15 + 1.170%, 10/14/23 (144A) (c)	240,000	241,524
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (c)	200,000	195,223
2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (c)	310,000	312,743
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (c)	250,000	256,997
4.644%, 1Y H15 + 3.850%, 04/01/31 (144A) (c)	365,000	414,271
Sumitomo Mitsui Financial Group, Inc.
2.348%, 01/15/25 (b)	310,000	321,767
3.446%, 01/11/27	200,000	217,228
UBS Group AG
1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (c)	310,000	305,488
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	295,000	309,157
4.125%, 09/24/25 (144A)	200,000	221,991
UniCredit S.p.A. 5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (c)	530,000	586,729
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (c)	150,000	153,734
2.406%, 3M LIBOR + 0.825%, 10/30/25 (c)	830,000	866,962
2.572%, 3M LIBOR + 1.000%, 02/11/31 (c)	1,156,000	1,162,260
3.068%, SOFR + 2.530%, 04/30/41 (c)	335,000	328,503
3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	1,100,000	1,179,006
3.584%, 3M LIBOR + 1.310%, 05/22/28 (c)	535,000	583,292
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	745,000	752,375
4.400%, 06/14/46	345,000	384,348
4.750%, 12/07/46	125,000	147,536
Westpac Banking Corp.
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	100,000	110,458
4.421%, 07/24/39	90,000	101,131

		60,345,011

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,130,000	1,323,759
4.900%, 02/01/46	200,000	238,909
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36 (b)	423,000	490,923
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40	150,000	169,589
4.375%, 04/15/38	967,000	1,099,128
4.439%, 10/06/48	120,000	134,780
4.500%, 06/01/50	415,000	470,866
4.600%, 04/15/48	90,000	103,030
4.600%, 06/01/60	70,000	78,893
Coca-Cola Co. (The) 2.600%, 06/01/50	225,000	203,725
Constellation Brands, Inc.
3.150%, 08/01/29	270,000	282,805
5.250%, 11/15/48	25,000	31,699
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	236,000	235,075

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	75,000	$82,209
3.800%, 05/01/50	318,000	337,988
4.597%, 05/25/28	260,000	300,329
Molson Coors Beverage Co. 4.200%, 07/15/46	100,000	104,157
PepsiCo, Inc. 3.600%, 08/13/42	110,000	118,682
Pernod Ricard International Finance LLC 1.625%, 04/01/31 (144A)	360,000	329,773

		6,136,319

Biotechnology—0.2%
Amgen, Inc.
2.200%, 02/21/27	100,000	102,584
3.150%, 02/21/40	345,000	342,322
Biogen, Inc.
2.250%, 05/01/30	519,000	503,486
3.150%, 05/01/50	55,000	50,510
Gilead Sciences, Inc.
2.600%, 10/01/40	460,000	422,703
2.800%, 10/01/50	360,000	319,962
4.000%, 09/01/36	240,000	263,127
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	450,000	416,170
2.800%, 09/15/50	275,000	238,331
Royalty Pharma plc
1.200%, 09/02/25 (144A)	410,000	401,520
1.750%, 09/02/27 (144A)	130,000	126,242
3.550%, 09/02/50 (144A) (b)	110,000	104,824

		3,291,781

Building Materials—0.0%
Carrier Global Corp. 2.493%, 02/15/27	155,000	160,068
Lennox International, Inc. 1.700%, 08/01/27	160,000	157,393
Martin Marietta Materials, Inc. 3.450%, 06/01/27	100,000	109,033
Masco Corp.
2.000%, 10/01/30	50,000	47,546
6.500%, 08/15/32	150,000	194,246

		668,286

Chemicals—0.1%
Air Products and Chemicals, Inc. 2.800%, 05/15/50	110,000	101,778
Celanese U.S. Holdings LLC 3.500%, 05/08/24	139,000	149,042
Dow Chemical Co. (The) 2.100%, 11/15/30 (b)	305,000	293,991
DuPont de Nemours, Inc. 5.319%, 11/15/38	60,000	75,367
Eastman Chemical Co. 4.500%, 12/01/28	150,000	171,809

Chemicals—(Continued)
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	40,805
Nutrien, Ltd.
4.200%, 04/01/29	50,000	56,267
5.000%, 04/01/49	75,000	93,741
Nutrition & Biosciences, Inc. 3.468%, 12/01/50 (144A)	55,000	53,909

		1,036,709

Commercial Services—0.1%
Ford Foundation (The) 2.815%, 06/01/70	55,000	49,510
Global Payments, Inc.
2.650%, 02/15/25	440,000	462,299
2.900%, 05/15/30	110,000	112,292
3.200%, 08/15/29	265,000	279,101
4.150%, 08/15/49	125,000	136,396
IHS Markit, Ltd.
4.250%, 05/01/29	354,000	398,756
4.750%, 08/01/28	235,000	271,434
Moody’s Corp. 2.550%, 08/18/60	130,000	105,030
Pepperdine University 3.301%, 12/01/59	180,000	171,223
Quanta Services, Inc. 2.900%, 10/01/30	180,000	182,662
S&P Global, Inc. 2.300%, 08/15/60	190,000	154,376
Trustees of Boston University 3.173%, 10/01/50	210,000	204,237
University of Chicago (The) 2.761%, 04/01/45	100,000	96,214
University of Southern California 3.226%, 10/01/2120	100,000	89,531

		2,713,061

Computers—0.2%
Apple, Inc.
2.375%, 02/08/41	175,000	162,584
2.650%, 05/11/50	410,000	372,777
2.650%, 02/08/51	40,000	36,551
2.800%, 02/08/61	35,000	31,434
3.450%, 02/09/45	716,000	761,008
Dell International LLC / EMC Corp.
5.300%, 10/01/29 (144A) (b)	518,000	605,937
5.450%, 06/15/23 (144A)	65,000	71,036
6.020%, 06/15/26 (144A)	339,000	401,324
6.100%, 07/15/27 (144A)	91,000	109,396
Leidos, Inc.
2.300%, 02/15/31 (144A)	210,000	198,313
2.950%, 05/15/23 (144A)	150,000	156,815
4.375%, 05/15/30 (144A)	135,000	150,071

		3,057,246

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Containers & Packaging—0.0%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	115,000	$114,202

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26 (b)	151,000	146,661
4.450%, 04/03/26	150,000	162,398
4.500%, 09/15/23	245,000	263,524
4.875%, 01/16/24	150,000	163,222
Air Lease Corp.
2.875%, 01/15/26	240,000	249,029
3.000%, 09/15/23	60,000	62,661
3.250%, 03/01/25	614,000	646,939
3.250%, 10/01/29	150,000	150,474
3.375%, 07/01/25	401,000	423,570
3.625%, 12/01/27	119,000	125,070
Aviation Capital Group LLC
1.950%, 01/30/26 (144A)	130,000	126,659
3.875%, 05/01/23 (144A)	100,000	104,378
4.125%, 08/01/25 (144A)	80,000	85,264
5.500%, 12/15/24 (144A)	110,000	122,995
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	70,000	66,956
2.875%, 02/15/25 (144A)	125,000	124,539
3.625%, 05/01/22 (144A)	95,000	96,872
4.250%, 04/15/26 (144A)	245,000	256,617
4.375%, 05/01/26 (144A)	495,000	517,470
5.250%, 05/15/24 (144A)	100,000	108,013
5.500%, 01/15/23 (144A)	5,000	5,306
5.500%, 01/15/26 (144A)	185,000	204,683
BOC Aviation, Ltd.
2.375%, 09/15/21 (144A)	200,000	200,770
2.750%, 09/18/22 (144A)	220,000	224,336
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	158,316
Charles Schwab Corp. (The)
4.000%, 5Y H15 + 3.168%, 06/01/26 (c)	375,000	380,550
4.000%, 10Y H15 + 3.079%, 12/01/30 (c)	600,000	589,800
GE Capital Funding LLC 4.400%, 05/15/30 (144A)	720,000	815,150
GE Capital International Funding Co.
3.373%, 11/15/25	805,000	872,858
4.418%, 11/15/35	1,305,000	1,493,912
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	345,573
Mitsubishi HC Capital, Inc.
3.406%, 02/28/22 (144A)	935,000	955,843
3.559%, 02/28/24 (144A)	200,000	213,660
Nomura Holdings, Inc. 2.648%, 01/16/25	375,000	387,876
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	112,363
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	190,000	198,432
5.250%, 08/15/22 (144A)	405,000	425,177
5.500%, 02/15/24 (144A)	377,000	409,812

Diversified Financial Services—(Continued)
Visa, Inc. 2.700%, 04/15/40	105,000	102,830

		12,100,558

Electric—1.2%
AEP Texas, Inc. 3.950%, 06/01/28	311,000	344,097
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	29,300
AES Corp. (The)
1.375%, 01/15/26 (144A)	200,000	194,929
2.450%, 01/15/31 (144A)	321,000	306,902
3.300%, 07/15/25 (144A)	400,000	424,480
Alexander Funding Trust 1.841%, 11/15/23 (144A)	1,030,000	1,043,697
Alliant Energy Finance LLC 1.400%, 03/15/26 (144A)	70,000	68,667
Ameren Corp.
1.750%, 03/15/28	100,000	96,657
3.500%, 01/15/31	268,000	284,415
Ameren Illinois Co. 4.500%, 03/15/49	225,000	270,843
Appalachian Power Co.
2.700%, 04/01/31	174,000	173,536
4.500%, 03/01/49	35,000	39,824
Arizona Public Service Co. 4.700%, 01/15/44	50,000	57,622
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	157,455
Baltimore Gas & Electric Co. 3.200%, 09/15/49	210,000	203,913
Berkshire Hathaway Energy Co. 2.850%, 05/15/51	105,000	94,083
CenterPoint Energy, Inc. 2.950%, 03/01/30	45,000	46,176
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	157,000	174,309
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (c)	235,000	253,800
Commonwealth Edison Co. 3.700%, 03/01/45	128,000	136,119
Consolidated Edison Co. of New York, Inc. 4.650%, 12/01/48	150,000	177,890
Dominion Energy, Inc.
3.375%, 04/01/30	209,000	222,526
4.050%, 09/15/42	120,000	129,595
Duke Energy Carolinas LLC
2.550%, 04/15/31	190,000	191,243
3.200%, 08/15/49	85,000	83,356
4.000%, 09/30/42	145,000	160,009
Duke Energy Corp. 2.750%, 04/01/50	120,000	107,613
Duke Energy Indiana LLC 3.750%, 05/15/46	585,000	611,538

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Ohio, Inc. 4.300%, 02/01/49	21,000	$23,933
Duke Energy Progress LLC
2.500%, 08/15/50	40,000	34,087
3.700%, 10/15/46	120,000	126,293
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	754,000	815,450
Edison International
3.550%, 11/15/24	317,000	340,613
4.125%, 03/15/28	55,000	59,017
5.750%, 06/15/27	100,000	116,655
EDP Finance B.V. 1.710%, 01/24/28 (144A)	515,000	496,425
Emera U.S. Finance L.P. 4.750%, 06/15/46	322,000	358,947
Enel Finance International NV
3.500%, 04/06/28 (144A)	260,000	278,073
3.625%, 05/25/27 (144A)	220,000	237,980
Entergy Arkansas LLC 4.000%, 06/01/28	160,000	178,220
4.950%, 12/15/44	59,000	64,996
Entergy Corp.
1.900%, 06/15/28	170,000	166,032
2.400%, 06/15/31	220,000	212,557
Entergy Louisiana LLC
2.350%, 06/15/32	220,000	216,722
2.900%, 03/15/51	60,000	55,067
Entergy Mississippi LLC
3.500%, 06/01/51	40,000	40,530
3.850%, 06/01/49	120,000	125,951
Entergy Texas, Inc.
3.550%, 09/30/49	265,000	263,262
4.000%, 03/30/29	303,000	336,056
Evergy Kansas Central, Inc. 3.250%, 09/01/49	205,000	200,621
Evergy Metro, Inc. 2.250%, 06/01/30	160,000	158,008
Evergy, Inc. 2.900%, 09/15/29	198,000	201,789
Fortis, Inc. 3.055%, 10/04/26	272,000	289,537
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	955,000	973,457
Jersey Central Power & Light Co. 6.150%, 06/01/37	100,000	122,748
Louisville Gas & Electric Co. 4.650%, 11/15/43	197,000	227,928
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	20,000	21,151
Narragansett Electric Co. (The) 3.395%, 04/09/30 (144A)	200,000	212,727
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30 (b)	140,000	136,977
2.305%, 3M LIBOR + 2.068%, 10/01/66 (c)	36,000	33,300

Electric—(Continued)
NextEra Energy Capital Holdings, Inc.
2.309%, 3M LIBOR + 2.125%, 06/15/67 (c)	183,000	168,580
3.500%, 04/01/29	134,000	143,862
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	90,000	89,985
2.450%, 12/02/27 (144A)	100,000	99,397
3.750%, 06/15/24 (144A)	387,000	414,434
4.450%, 06/15/29 (144A)	100,000	108,989
Pacific Gas and Electric Co.
1.367%, 03/10/23	110,000	110,032
1.573%, 3M LIBOR + 1.375%, 11/15/21 (c)	355,000	355,679
1.750%, 06/16/22	655,000	655,994
2.950%, 03/01/26	55,000	56,670
3.300%, 03/15/27	156,000	162,629
3.450%, 07/01/25	310,000	328,065
3.750%, 08/15/42	37,000	33,904
4.000%, 12/01/46	305,000	283,013
4.250%, 08/01/23	565,000	602,726
4.300%, 03/15/45	60,000	58,402
4.550%, 07/01/30	30,000	32,538
4.600%, 06/15/43	125,000	126,121
4.650%, 08/01/28 (b)	999,000	1,099,614
PacifiCorp.
2.700%, 09/15/30	95,000	97,341
3.300%, 03/15/51	97,000	95,618
4.125%, 01/15/49	285,000	317,381
PECO Energy Co. 4.800%, 10/15/43	105,000	127,516
Pennsylvania Electric Co. 3.600%, 06/01/29 (144A)	500,000	524,384
PPL Capital Funding, Inc. 2.864%, 3M LIBOR + 2.665%, 03/30/67 (c)	485,000	454,542
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	137,146
Public Service Electric and Gas Co.
2.700%, 05/01/50	190,000	174,965
San Diego Gas & Electric Co. 4.300%, 04/01/42	160,000	180,595
Southern California Edison Co.
3.600%, 02/01/45	111,000	109,032
3.650%, 03/01/28	324,000	353,082
3.700%, 08/01/25	410,000	447,780
3.900%, 03/15/43	23,000	23,549
4.050%, 03/15/42	150,000	155,686
4.125%, 03/01/48	195,000	204,327
4.500%, 09/01/40	130,000	145,350
Southern Power Co.
0.900%, 01/15/26	72,000	69,967
5.150%, 09/15/41	125,000	142,993
Southwestern Electric Power Co.
1.650%, 03/15/26	340,000	340,952
3.900%, 04/01/45	272,000	283,341
Tucson Electric Power Co.
4.000%, 06/15/50	171,000	185,134
4.850%, 12/01/48	150,000	178,917

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Union Electric Co. 2.950%, 06/15/27	161,000	$172,764
Vistra Operations Co. LLC
3.700%, 01/30/27 (144A)	195,000	203,109
4.300%, 07/15/29 (144A)	220,000	232,503

		23,498,311

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	123,000	133,477
Honeywell International, Inc. 2.800%, 06/01/50	60,000	56,848

		190,325

Food—0.1%
Campbell Soup Co. 3.125%, 04/24/50	218,000	202,959
Conagra Brands, Inc. 5.400%, 11/01/48	65,000	83,159
Grupo Bimbo S.A.B. de C.V. 4.000%, 09/06/49 (144A)	210,000	208,325
Kroger Co. (The)
3.875%, 10/15/46	378,000	394,836
3.950%, 01/15/50	120,000	129,667
4.450%, 02/01/47	70,000	78,920
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	200,000	198,898
5.200%, 04/01/29 (144A)	150,000	172,106
Sysco Corp. 3.300%, 02/15/50	574,000	536,143
Tyson Foods, Inc. 4.550%, 06/02/47	160,000	188,201

		2,193,214

Gas—0.1%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	108,891
4.250%, 07/15/27 (144A)	70,000	77,482
Atmos Energy Corp.
0.625%, 03/09/23	210,000	210,079
4.125%, 03/15/49	145,000	160,953
Boston Gas Co. 3.001%, 08/01/29 (144A)	120,000	123,969
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	185,165
NiSource, Inc.
0.950%, 08/15/25	360,000	353,152
1.700%, 02/15/31	100,000	92,622
2.950%, 09/01/29	180,000	185,278
ONE Gas, Inc.
0.850%, 03/11/23	420,000	420,303
4.500%, 11/01/48	142,000	158,910
Southern California Gas Co. 4.450%, 03/15/44	50,000	57,130

Gas—(Continued)
Southern Co. Gas Capital Corp. 1.750%, 01/15/31	186,000	171,114

		2,305,048

Healthcare-Products—0.0%
Boston Scientific Corp. 4.000%, 03/01/29	255,000	283,649
Zimmer Biomet Holdings, Inc. 4.450%, 08/15/45	55,000	60,883

		344,532

Healthcare-Services—0.3%
Aetna, Inc.
3.875%, 08/15/47	236,000	247,045
4.125%, 11/15/42	195,000	211,969
Anthem, Inc.
2.875%, 09/15/29	400,000	415,830
3.600%, 03/15/51	110,000	113,862
4.101%, 03/01/28	140,000	157,455
Children’s Hospital 2.928%, 07/15/50	100,000	91,536
CommonSpirit Health
1.547%, 10/01/25	65,000	65,380
2.782%, 10/01/30	70,000	70,827
3.910%, 10/01/50	65,000	66,216
Cottage Health Obligated Group 3.304%, 11/01/49	230,000	234,606
Hartford HealthCare Corp. 3.447%, 07/01/54	240,000	236,964
HCA, Inc.
4.500%, 02/15/27	908,000	1,018,437
5.125%, 06/15/39	110,000	132,112
5.250%, 04/15/25	350,000	399,668
5.250%, 06/15/26	260,000	298,833
5.250%, 06/15/49	40,000	48,947
5.500%, 06/15/47	100,000	124,379
Memorial Health Services 3.447%, 11/01/49	210,000	217,972
MidMichigan Health 3.409%, 06/01/50	40,000	40,183
New York and Presbyterian Hospital (The)
2.256%, 08/01/40	230,000	205,829
NYU Langone Hospitals 3.380%, 07/01/55	90,000	87,234
Quest Diagnostics, Inc. 2.800%, 06/30/31	80,000	81,314
Rush Obligated Group 3.922%, 11/15/29	98,000	109,319
UnitedHealth Group, Inc.
2.750%, 05/15/40	663,000	651,885
3.500%, 08/15/39	238,000	256,194
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	575,000	555,171

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	110,000	$96,297

		6,235,464

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd.
3.250%, 04/11/24 (144A) (b)	475,000	508,340
3.625%, 04/11/29 (144A)	205,000	221,346
Hutchison Whampoa International 14, Ltd. 3.625%, 10/31/24 (144A) (b)	200,000	219,103

		948,789

Home Builders—0.1%
Lennar Corp.
4.500%, 04/30/24	45,000	48,949
4.750%, 11/29/27	325,000	373,139
5.000%, 06/15/27	255,000	293,250
MDC Holdings, Inc. 3.850%, 01/15/30	362,000	377,385
PulteGroup, Inc.
5.000%, 01/15/27	133,000	152,950
5.500%, 03/01/26	72,000	84,008

		1,329,681

Household Products/Wares—0.0%
Clorox Co. (The) 1.800%, 05/15/30 (b)	140,000	133,195
Reckitt Benckiser Treasury Services plc 3.000%, 06/26/27 (144A)	230,000	246,151

		379,346

Insurance—0.2%
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	228,991
American Financial Group, Inc. 3.500%, 08/15/26	70,000	75,867
American International Group, Inc.
3.875%, 01/15/35	223,000	242,487
4.800%, 07/10/45	170,000	200,913
Athene Global Funding
0.950%, 01/08/24 (144A)	75,000	74,944
1.450%, 01/08/26 (144A)	65,000	63,969
2.950%, 11/12/26 (144A)	370,000	388,570
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	260,000	239,640
4.200%, 08/15/48	171,000	197,309
4.400%, 05/15/42	200,000	237,650
Equitable Financial Life Global Funding 1.400%, 07/07/25 (144A)	270,000	269,857
Guardian Life Insurance Co. of America (The)
3.700%, 01/22/70 (144A)	85,000	81,310
4.875%, 06/19/64 (144A)	150,000	179,570
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	70,000	68,448

Insurance—(Continued)
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	28,113
6.100%, 10/01/41	25,000	34,153
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	158,323
Massachusetts Mutual Life Insurance Co. 5.077%, 02/15/69	195,000	226,753
Nationwide Mutual Insurance Co. 4.350%, 04/30/50 (144A)	105,000	110,216
New York Life Global Funding 3.000%, 01/10/28 (144A)	125,000	133,260
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	90,000	95,241
4.450%, 05/15/69 (144A)	140,000	165,217
Northwestern Mutual Life Insurance Co. (The) 3.850%, 09/30/47 (144A)	220,000	234,438
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (c)	97,000	104,707
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	90,000	93,627
Prudential Financial, Inc. 3.905%, 12/07/47	65,000	70,326
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	317,247
Swiss Re Finance Luxembourg S.A. 5.000%, 5Y H15 + 3.582%, 04/02/49 (144A) (c)	400,000	453,000
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	112,402

		4,886,548

Internet—0.0%
Alphabet, Inc. 1.900%, 08/15/40	250,000	215,987
Amazon.com, Inc.
2.700%, 06/03/60	260,000	230,612
3.875%, 08/22/37	280,000	320,819

		767,418

Iron/Steel—0.0%
Steel Dynamics, Inc. 3.450%, 04/15/30	154,000	164,400
Vale Overseas, Ltd. 3.750%, 07/08/30	689,000	719,240

		883,640

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	235,000	236,691

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.300%, 02/01/32	445,000	413,592
2.800%, 04/01/31	300,000	296,066

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 06/01/41	190,000	$180,193
3.700%, 04/01/51	60,000	56,118
3.750%, 02/15/28	490,000	530,610
4.800%, 03/01/50	240,000	257,452
6.384%, 10/23/35	330,000	427,348
Comcast Corp.
1.950%, 01/15/31	90,000	86,679
2.350%, 01/15/27	547,000	570,983
2.450%, 08/15/52	635,000	542,957
3.200%, 07/15/36	552,000	575,660
3.250%, 11/01/39	570,000	587,182
3.400%, 07/15/46	220,000	227,491
3.450%, 02/01/50	222,000	229,340
3.750%, 04/01/40	25,000	27,430
4.600%, 10/15/38	50,000	60,354
4.950%, 10/15/58	55,000	71,960
COX Communications, Inc.
3.350%, 09/15/26 (144A)	350,000	377,635
4.600%, 08/15/47 (144A)	70,000	80,220
Discovery Communications LLC
4.950%, 05/15/42	250,000	287,984
5.200%, 09/20/47	305,000	361,598
Time Warner Cable LLC
4.500%, 09/15/42	667,000	712,896
6.550%, 05/01/37	50,000	65,750
6.750%, 06/15/39	265,000	355,043
ViacomCBS, Inc.
4.375%, 03/15/43	213,000	229,841
4.600%, 01/15/45	100,000	111,994
5.850%, 09/01/43	50,000	63,860
6.250%, 3M LIBOR + 3.899%, 02/28/57 (c)	135,000	150,000
Walt Disney Co. (The)
2.000%, 09/01/29	184,000	181,721
2.750%, 09/01/49	165,000	151,065
3.500%, 05/13/40	255,000	269,635

		8,540,657

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	69,562

Mining—0.1%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	200,000	195,730
2.875%, 03/17/31 (144A)	200,000	197,836
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	130,000	158,185
Glencore Funding LLC
1.625%, 09/01/25 (144A)	380,000	379,867
2.500%, 09/01/30 (144A)	384,000	369,268
4.000%, 03/27/27 (144A)	205,000	225,924
4.125%, 05/30/23 (144A)	61,000	65,232

Mining—(Continued)
Teck Resources, Ltd. 5.400%, 02/01/43	219,000	246,665

		1,838,707

Miscellaneous Manufacturing — 0.0%
Eaton Corp. 5.800%, 03/15/37	100,000	128,010
General Electric Co. 3.450%, 05/01/27 (b)	85,000	92,306
Siemens Financieringsmaatschappij NV 4.400%, 05/27/45 (144A)	250,000	297,960

		518,276

Oil & Gas—0.5%
BP Capital Markets America, Inc.
1.749%, 08/10/30 (b)	60,000	56,675
2.772%, 11/10/50	100,000	87,203
2.939%, 06/04/51	385,000	343,376
3.000%, 02/24/50	115,000	105,407
3.017%, 01/16/27	596,000	637,008
BP Capital Markets plc
4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	56,000	59,237
4.875%, 5Y H15 + 4.398%, 03/22/30 (c)	296,000	317,090
Chevron Corp. 2.978%, 05/11/40	110,000	108,920
Chevron USA, Inc.
3.250%, 10/15/29	203,000	218,794
3.850%, 01/15/28	1,070,000	1,192,282
6.000%, 03/01/41	160,000	221,893
Cimarex Energy Co. 3.900%, 05/15/27	130,000	141,522
ConocoPhillips
2.400%, 02/15/31 (144A)	65,000	64,136
3.750%, 10/01/27 (144A)	260,000	287,289
4.300%, 08/15/28 (144A)	255,000	289,060
Diamondback Energy, Inc.
3.250%, 12/01/26	80,000	84,314
3.500%, 12/01/29 (b)	37,000	38,400
4.750%, 05/31/25	386,000	431,347
Eni S.p.A.
4.250%, 05/09/29 (144A)	235,000	262,354
4.750%, 09/12/28 (144A)	305,000	350,012
Eni USA, Inc. 7.300%, 11/15/27	100,000	129,752
Equinor ASA 2.375%, 05/22/30	90,000	89,780
Exxon Mobil Corp.
2.610%, 10/15/30	405,000	412,714
2.995%, 08/16/39	355,000	345,555
3.095%, 08/16/49	370,000	350,831
Hess Corp. 5.600%, 02/15/41	130,000	149,968
HollyFrontier Corp.
2.625%, 10/01/23	120,000	123,647
5.875%, 04/01/26	56,000	63,476

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Marathon Petroleum Corp.
4.500%, 05/01/23	210,000	$225,232
4.700%, 05/01/25	23,000	25,850
4.750%, 09/15/44	79,000	87,622
MEG Energy Corp. 6.500%, 01/15/25 (144A)	100,000	103,295
Phillips 66 2.150%, 12/15/30	300,000	283,808
Pioneer Natural Resources Co. 1.900%, 08/15/30	370,000	343,383
Shell International Finance B.V.
3.250%, 04/06/50	260,000	254,729
3.750%, 09/12/46	201,000	214,434
Suncor Energy, Inc.
3.100%, 05/15/25	410,000	437,853
3.750%, 03/04/51	140,000	136,228
5.350%, 07/15/33	150,000	176,163
Total Capital International S.A.
2.986%, 06/29/41	430,000	412,334
3.127%, 05/29/50	305,000	287,134
3.461%, 07/12/49	294,000	294,818
Valero Energy Corp.
1.200%, 03/15/24	259,000	259,780
2.150%, 09/15/27	310,000	303,748

		10,808,453

Oil & Gas Services—0.0%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29	170,000	177,874
3.337%, 12/15/27	252,000	269,828
Baker Hughes Holdings LLC 5.125%, 09/15/40	25,000	30,464
Halliburton Co. 3.800%, 11/15/25	6,000	6,599
Schlumberger Holdings Corp. 3.900%, 05/17/28 (144A)	109,000	118,644

		603,409

Packaging & Containers—0.0%
Packaging Corp. of America 4.050%, 12/15/49	135,000	150,166

Pharmaceuticals—0.8%
AbbVie, Inc.
3.200%, 05/14/26	135,000	145,843
3.200%, 11/21/29	1,145,000	1,218,019
3.600%, 05/14/25	165,000	179,755
4.050%, 11/21/39	400,000	447,842
4.400%, 11/06/42	315,000	366,122
4.450%, 05/14/46	430,000	495,432
4.550%, 03/15/35	60,000	69,677
4.625%, 10/01/42	220,000	258,180
4.750%, 03/15/45	60,000	71,594
AmerisourceBergen Corp. 2.700%, 03/15/31	246,000	245,445

Pharmaceuticals—(Continued)
AstraZeneca plc
1.375%, 08/06/30	210,000	192,617
2.125%, 08/06/50 (b)	280,000	224,303
4.000%, 09/18/42	253,000	281,534
6.450%, 09/15/37	50,000	71,196
Bayer U.S. Finance LLC
4.375%, 12/15/28 (144A)	245,000	276,626
Becton Dickinson & Co.
1.957%, 02/11/31	160,000	151,787
3.363%, 06/06/24	1,234,000	1,325,591
3.794%, 05/20/50	45,000	47,810
Bristol-Myers Squibb Co.
2.350%, 11/13/40	240,000	218,301
2.550%, 11/13/50	440,000	391,033
3.400%, 07/26/29	535,000	584,656
3.450%, 11/15/27	150,000	164,945
4.125%, 06/15/39	105,000	122,129
5.000%, 08/15/45	152,000	195,441
Cigna Corp.
2.375%, 03/15/31	170,000	167,210
3.400%, 03/15/51	120,000	117,982
4.375%, 10/15/28	1,157,000	1,323,686
CVS Health Corp.
1.750%, 08/21/30	570,000	532,038
1.875%, 02/28/31	143,000	134,317
2.700%, 08/21/40	910,000	838,039
3.250%, 08/15/29	140,000	147,979
4.300%, 03/25/28	360,000	408,809
5.050%, 03/25/48	175,000	214,837
5.300%, 12/05/43	200,000	248,233
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	272,616	298,436
5.880%, 01/10/28	321,126	369,954
8.353%, 07/10/31 (144A)	135,679	175,889
Eli Lilly and Co. 2.250%, 05/15/50	450,000	380,337
Johnson & Johnson
2.250%, 09/01/50 (b)	80,000	71,173
3.400%, 01/15/38	223,000	244,565
Merck & Co., Inc. 2.350%, 06/24/40	65,000	60,167
Novartis Capital Corp. 2.750%, 08/14/50	115,000	109,152
Pfizer, Inc.
2.550%, 05/28/40	460,000	438,466
2.700%, 05/28/50	230,000	215,354
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	398,000	428,788
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	630,000	609,314
3.175%, 07/09/50	200,000	191,019
3.375%, 07/09/60	200,000	191,990
5.000%, 11/26/28	200,000	236,694
Viatris, Inc. 4.000%, 06/22/50 (144A)	105,000	107,000

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.
2.000%, 05/15/30	140,000	$134,899
3.900%, 08/20/28 (b)	210,000	233,515

		16,375,720

Pipelines—0.5%
Boardwalk Pipelines L.P.
4.450%, 07/15/27	34,000	37,619
4.800%, 05/03/29	65,000	71,854
Cameron LNG LLC 3.701%, 01/15/39 (144A)	163,000	172,958
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	80,000	84,317
5.125%, 06/30/27	530,000	606,118
Enable Midstream Partners L.P.
4.150%, 09/15/29	90,000	93,589
4.400%, 03/15/27	70,000	75,663
4.950%, 05/15/28	80,000	88,189
Enbridge, Inc. 4.500%, 06/10/44	275,000	297,543
Energy Transfer Operating L.P.
3.750%, 05/15/30 (b)	120,000	123,716
4.200%, 04/15/27	17,000	18,526
4.750%, 01/15/26	150,000	166,552
5.150%, 02/01/43	566,000	578,172
5.250%, 04/15/29	5,000	5,691
6.050%, 06/01/41	55,000	62,850
6.250%, 04/15/49	70,000	82,166
Enterprise Products Operating LLC
3.200%, 02/15/52	190,000	173,316
4.250%, 02/15/48	285,000	302,721
4.950%, 10/15/54	33,000	37,972
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	110,000	111,968
2.600%, 10/15/25 (144A)	120,000	121,773
3.450%, 10/15/27 (144A)	220,000	227,059
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	300,000	337,473
Kinder Morgan, Inc.
3.250%, 08/01/50	90,000	78,693
5.050%, 02/15/46	80,000	90,433
5.300%, 12/01/34	305,000	360,203
MPLX L.P.
2.650%, 08/15/30	120,000	117,595
4.125%, 03/01/27	80,000	88,810
4.500%, 04/15/38	541,000	591,013
4.700%, 04/15/48	119,000	128,746
5.200%, 03/01/47	81,000	92,651
5.500%, 02/15/49	5,000	5,874
ONEOK Partners L.P.
5.000%, 09/15/23	70,000	75,971
6.650%, 10/01/36	140,000	175,588
ONEOK, Inc. 3.400%, 09/01/29	137,000	140,963

Pipelines—(Continued)
Phillips 66 Partners L.P.
3.150%, 12/15/29	40,000	40,574
4.900%, 10/01/46	146,000	160,312
Plains All American Pipeline L.P. / PAA Finance Corp.
3.850%, 10/15/23	113,000	119,542
4.500%, 12/15/26	160,000	175,664
4.650%, 10/15/25	225,000	246,537
4.700%, 06/15/44	120,000	114,175
5.150%, 06/01/42	95,000	96,356
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	790,000	866,692
4.500%, 05/15/30	200,000	224,438
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	116,458
8.000%, 03/01/32	70,000	95,683
Sunoco Logistics Partners Operations L.P. 4.950%, 01/15/43	150,000	152,672
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	45,000	47,597
4.150%, 01/15/48 (144A)	120,000	121,388
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	360,000	406,312
Transcanada Trust 5.500%, 3M LIBOR + 4.154%, 09/15/79 (c)	298,000	318,487
Williams Cos., Inc. (The)
3.750%, 06/15/27	224,000	244,177
4.900%, 01/15/45	127,000	140,673
5.400%, 03/04/44	105,000	121,862

		9,633,944

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	266,480

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	23,000	25,380
4.000%, 02/01/50	111,000	118,423
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	150,000	163,867
American Tower Corp.
1.500%, 01/31/28	150,000	143,055
1.875%, 10/15/30	130,000	121,617
2.950%, 01/15/51 (b)	39,000	34,479
3.100%, 06/15/50	61,000	56,076
3.125%, 01/15/27	501,000	532,807
3.700%, 10/15/49	210,000	212,263
3.950%, 03/15/29	636,000	700,149
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	173,275
Boston Properties L.P.
2.550%, 04/01/32	250,000	239,669
4.500%, 12/01/28	100,000	113,256
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	80,000	78,497
3.850%, 02/01/25	60,000	64,917

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Corporate Office Properties L.P. 2.750%, 04/15/31	187,000	$180,825
Crown Castle International Corp.
2.900%, 04/01/41	270,000	248,400
3.800%, 02/15/28	745,000	811,590
4.450%, 02/15/26	100,000	112,618
Digital Realty Trust L.P. 3.700%, 08/15/27	232,000	255,756
Equinix, Inc. 2.900%, 11/18/26	135,000	142,380
ERP Operating L.P. 4.150%, 12/01/28	120,000	134,871
Essex Portfolio L.P.
2.650%, 03/15/32	120,000	118,071
2.650%, 09/01/50	160,000	133,168
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	680,000	722,258
Healthcare Trust of America Holdings L.P.
2.000%, 03/15/31	290,000	270,017
3.100%, 02/15/30	200,000	206,392
Healthpeak Properties, Inc.
2.875%, 01/15/31	200,000	201,625
3.000%, 01/15/30	445,000	459,032
3.500%, 07/15/29	118,000	126,489
Life Storage L.P. 4.000%, 06/15/29	137,000	148,410
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	109,814
Office Properties Income Trust
4.000%, 07/15/22	140,000	143,574
4.150%, 02/01/22	280,000	286,204
Prologis L.P. 2.125%, 10/15/50	150,000	120,119
Realty Income Corp. 3.875%, 04/15/25	60,000	65,934
Regency Centers L.P.
2.950%, 09/15/29	480,000	488,239
3.700%, 06/15/30	160,000	171,066
Scentre Group Trust 1 / Scentre Group Trust 2 3.250%, 10/28/25 (144A)	586,000	622,853
Simon Property Group L.P. 3.500%, 09/01/25	190,000	205,708
SITE Centers Corp. 4.700%, 06/01/27	60,000	65,535
UDR, Inc.
3.000%, 08/15/31	120,000	122,001
3.500%, 07/01/27	100,000	108,836
Ventas Realty L.P.
4.875%, 04/15/49	88,000	98,935
5.700%, 09/30/43	220,000	271,998
WEA Finance LLC 2.875%, 01/15/27 (144A)	575,000	571,613
Welltower, Inc.
2.700%, 02/15/27	57,000	59,436
3.100%, 01/15/30	320,000	328,894

Real Estate Investment Trusts—(Continued)
WP Carey, Inc. 2.250%, 04/01/33	135,000	125,348

		11,015,739

Retail—0.2%
7-Eleven, Inc. 1.300%, 02/10/28 (144A)	56,000	53,652
2.500%, 02/10/41 (144A)	146,000	132,088
2.800%, 02/10/51 (144A)	170,000	152,256
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	80,000	81,678
3.800%, 01/25/50 (144A)	135,000	136,666
AutoZone, Inc. 1.650%, 01/15/31	100,000	91,544
Home Depot, Inc. (The)
2.375%, 03/15/51	235,000	201,672
3.300%, 04/15/40	180,000	189,251
Kohl’s Corp.
3.375%, 05/01/31	162,000	162,127
9.500%, 05/15/25	50,000	64,831
Lowe’s Cos., Inc.
3.000%, 10/15/50 (b)	315,000	293,806
3.700%, 04/15/46	173,000	180,629
McDonald’s Corp.
3.625%, 05/01/43	257,000	267,160
3.625%, 09/01/49	145,000	151,361
3.700%, 02/15/42	120,000	125,266
6.300%, 10/15/37	90,000	124,475
Nordstrom, Inc. 4.250%, 08/01/31 (144A)	121,000	120,905
O’Reilly Automotive, Inc.
1.750%, 03/15/31	45,000	41,576
3.550%, 03/15/26	60,000	65,515
Starbucks Corp.
2.550%, 11/15/30	130,000	130,258
3.500%, 11/15/50	170,000	170,189
3.750%, 12/01/47	76,000	77,752
Walmart, Inc.
3.625%, 12/15/47	205,000	225,403
3.950%, 06/28/38	120,000	138,716

		3,378,776

Savings & Loans—0.1%
Nationwide Building Society
4.302%, 3M LIBOR + 1.452%, 03/08/29 (144A) (c)	265,000	293,236
4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (c)	780,000	842,038

		1,135,274

Semiconductors—0.2%
Analog Devices, Inc. 4.500%, 12/05/36	113,000	124,688
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	692,000	751,446

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
1.950%, 02/15/28 (144A) (b)	265,000	$259,043
2.450%, 02/15/31 (144A)	612,000	577,610
4.150%, 11/15/30	223,000	240,697
4.250%, 04/15/26	150,000	166,489
4.750%, 04/15/29	400,000	449,752
Microchip Technology, Inc.
0.972%, 02/15/24 (144A)	435,000	434,191
2.670%, 09/01/23 (144A)	200,000	208,287
NVIDIA Corp. 3.500%, 04/01/50	127,000	134,138

		3,346,341

Software—0.3%
Activision Blizzard, Inc. 2.500%, 09/15/50	293,000	245,880
Citrix Systems, Inc. 1.250%, 03/01/26	40,000	39,323
Electronic Arts, Inc. 1.850%, 02/15/31	150,000	141,442
Fidelity National Information Services, Inc. 3.100%, 03/01/41	70,000	68,760
Fiserv, Inc.
3.500%, 07/01/29	277,000	298,772
4.400%, 07/01/49	60,000	69,236
Microsoft Corp.
2.675%, 06/01/60	190,000	174,412
3.500%, 02/12/35	735,000	821,776
Oracle Corp.
2.300%, 03/25/28 (b)	70,000	70,869
2.800%, 04/01/27	335,000	352,803
2.875%, 03/25/31	625,000	636,208
3.600%, 04/01/40	420,000	421,814
3.600%, 04/01/50	350,000	339,004
3.800%, 11/15/37	366,000	380,127
3.850%, 07/15/36	408,000	433,919
3.900%, 05/15/35	222,000	239,941
3.950%, 03/25/51	160,000	164,938
Roper Technologies, Inc.
1.400%, 09/15/27	360,000	347,817
2.000%, 06/30/30	180,000	171,981
VMware, Inc.
3.900%, 08/21/27	76,000	82,978
4.650%, 05/15/27	31,000	35,139
4.700%, 05/15/30	142,000	163,681

		5,700,820

Telecommunications—0.7%
AT&T, Inc.
1.650%, 02/01/28	185,000	179,223
2.250%, 02/01/32	775,000	737,132
2.300%, 06/01/27	210,000	214,622
2.550%, 12/01/33 (144A) (b)	85,000	80,698
2.750%, 06/01/31	75,000	74,699
3.100%, 02/01/43	285,000	265,922

Telecommunications—(Continued)
AT&T, Inc.
3.500%, 06/01/41	365,000	360,051
3.500%, 09/15/53 (144A)	624,000	576,661
3.550%, 09/15/55 (144A)	345,000	315,712
3.650%, 09/15/59 (144A)	295,000	269,650
4.300%, 12/15/42	492,000	536,343
Corning, Inc. 3.900%, 11/15/49	252,000	272,917
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	239,867
Intelsat Jackson Holdings S.A.
8.000%, 02/15/24 (144A) (d)	240,000	248,400
9.750%, 07/15/25 (144A) (d)	245,000	151,288
NTT Finance Corp. 1.162%, 04/03/26 (144A) (b)	380,000	374,982
Rogers Communications, Inc.
3.700%, 11/15/49	60,000	59,576
4.350%, 05/01/49	90,000	98,146
T-Mobile USA, Inc.
2.050%, 02/15/28 (144A)	850,000	833,442
2.250%, 11/15/31 (144A)	47,000	44,623
2.550%, 02/15/31 (144A)	260,000	254,719
3.000%, 02/15/41 (144A)	165,000	153,145
3.750%, 04/15/27 (144A)	815,000	890,925
3.875%, 04/15/30 (144A)	158,000	171,487
4.375%, 04/15/40 (144A)	265,000	294,431
Telefonica Emisiones S.A.U.
4.665%, 03/06/38 (b)	720,000	813,191
4.895%, 03/06/48	150,000	170,185
Verizon Communications, Inc.
1.450%, 03/20/26	170,000	170,014
1.680%, 10/30/30 (144A)	220,000	204,102
1.750%, 01/20/31	135,000	125,717
2.100%, 03/22/28	410,000	411,718
2.550%, 03/21/31	90,000	89,918
2.625%, 08/15/26	50,000	52,861
2.650%, 11/20/40	479,000	437,734
2.875%, 11/20/50 (b)	205,000	182,200
3.400%, 03/22/41	285,000	289,328
3.550%, 03/22/51	160,000	159,775
4.125%, 03/16/27	200,000	226,586
4.272%, 01/15/36	1,383,000	1,563,183
4.329%, 09/21/28	454,000	519,770
4.400%, 11/01/34	98,000	112,023
4.862%, 08/21/46	42,000	50,385
Vodafone Group plc
4.250%, 09/17/50 (b)	360,000	396,603
6.250%, 11/30/32	160,000	211,623

		13,885,577

Toys/Games/Hobbies—0.0%
Hasbro, Inc. 3.900%, 11/19/29	149,000	160,244

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.2%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	69,000	$72,236
3.900%, 08/01/46	349,000	380,758
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	154,104
CSX Corp.
2.500%, 05/15/51 (b)	195,000	165,042
3.250%, 06/01/27	738,000	802,502
3.800%, 11/01/46	219,000	231,720
4.750%, 11/15/48	95,000	114,188
6.150%, 05/01/37	60,000	81,880
JB Hunt Transport Services, Inc. 3.875%, 03/01/26	80,000	88,354
Kansas City Southern 4.700%, 05/01/48	80,000	94,094
Norfolk Southern Corp.
3.050%, 05/15/50	415,000	393,539
3.950%, 10/01/42	230,000	252,407
Union Pacific Corp.
3.550%, 08/15/39	250,000	265,650
3.600%, 09/15/37	286,000	305,312
4.100%, 09/15/67	70,000	74,979
4.375%, 09/10/38	50,000	58,127

		3,534,892

Total Corporate Bonds & Notes (Cost $242,305,213)		248,805,747

U.S. Treasury & Government Agencies—4.6%

Agency Sponsored Mortgage - Backed—2.7%
Fannie Mae 30 Yr. Pool
4.000%, 06/01/46	744,068	818,859
4.000%, 07/01/47	896,025	968,416
4.000%, 11/01/47	376,340	405,735
4.000%, 12/01/47	357,216	385,674
4.000%, 01/01/48	624,728	685,834
4.000%, 09/01/48	395,045	425,066
4.500%, 04/01/39	145,050	161,840
4.500%, 12/01/40	202,776	228,511
4.500%, 05/01/48	300,233	326,912
4.500%, 06/01/48	236,329	260,175
4.500%, 07/01/48	93,570	101,689
4.500%, 11/01/48	817,608	897,750
4.500%, 01/01/49	593,989	657,248
4.500%, 06/01/49	427,748	470,632
5.000%, 07/01/44	505,226	581,912
5.000%, 06/01/48	151,105	167,357
5.000%, 07/01/48	406,367	457,127
5.000%, 08/01/48	365,816	409,729
5.000%, 10/01/48	686,542	760,511
5.000%, 01/01/49	487,971	553,296
Fannie Mae Pool
1.500%, 01/01/31	500,000	481,787
2.130%, 11/01/28	1,250,000	1,283,713

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
2.600%, 10/01/31	350,000	364,193
3.150%, 06/01/36	459,086	493,107
3.230%, 01/01/30	475,299	514,849
3.240%, 01/01/22	499,170	503,677
3.330%, 04/01/35	492,414	540,871
3.570%, 07/01/26	991,695	1,096,498
3.600%, 01/01/27	477,842	530,292
3.660%, 03/01/27	727,902	810,891
3.740%, 02/01/29	800,000	906,141
3.990%, 02/01/28	522,952	592,859
4.000%, 06/01/49	768,956	832,962
4.500%, 11/01/48	1,043,279	1,141,969
Fannie Mae REMICS (CMO)
3.500%, 06/25/46	437,734	453,531
3.500%, 05/25/49	956,228	1,012,992
4.000%, 04/25/42	286,494	310,694
4.000%, 05/25/43	415,063	432,197
5.000%, 04/25/37	44,375	50,425
5.000%, 07/25/39	250,000	295,193
5.000%, 05/25/40	65,000	77,501
6.000%, 01/25/34	148,596	170,018
Fannie Mae Whole Loan Trust (CMO) 5.620%, 11/25/33	314,524	357,856
Fannie Mae-ACES
0.670%, 10/25/30	245,071	238,660
0.750%, 09/25/28	483,911	466,006
1.000%, 11/25/33	2,257,662	2,211,479
1.200%, 10/25/30	80,000	77,833
1.924%, 10/25/30 (c) (e)	1,415,281	162,385
2.010%, 11/25/33 (c) (e)	9,987,680	1,390,725
2.018%, 07/25/30 (c) (e)	2,208,300	293,870
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	329,526	354,452
4.500%, 06/01/47	712,968	786,390
5.000%, 12/01/48	270,494	300,506
Freddie Mac 30 Yr. Pool
3.500%, 10/01/49	331,324	349,666
4.500%, 06/01/48	356,093	393,091
Freddie Mac Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	1,120,029
3.850%, 05/25/28 (c)	585,000	668,486
Freddie Mac REMICS (CMO)
2.500%, 01/15/42	61,045	58,795
3.000%, 07/25/49	612,435	641,235
3.500%, 03/15/35	600,000	662,911
4.000%, 07/15/38	250,000	270,992
5.000%, 02/15/40	117,000	141,298
5.000%, 02/15/41	426,517	490,938
5.500%, 03/15/37	251,641	293,703
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	359,291	407,822
Ginnie Mae II 30 Yr. Pool
2.500%, 01/20/51	546,761	564,663
4.000%, 10/20/49	681,321	739,830
4.250%, 07/20/47	800,812	907,971

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.250%, 10/20/48	1,568,360	$1,778,124
4.500%, 02/20/48	2,928,937	3,243,926
4.500%, 05/20/48	159,143	172,693
4.500%, 06/20/48	818,407	925,194
4.500%, 12/20/48	449,691	494,911
4.500%, 07/20/49	792,335	866,517
4.500%, 09/20/49	1,676,338	1,855,156
5.000%, 07/20/48	238,932	262,945
5.000%, 12/20/48	888,646	988,739
5.000%, 03/20/49	1,219,671	1,385,466
5.000%, 05/20/49	1,254,356	1,409,042
Government National Mortgage Association (CMO)
0.721%, 1M LIBOR + 0.610%, 03/20/70 (c)	739,828	752,743
2.500%, 05/20/43	105,187	104,475
3.500%, 04/20/49	677,244	719,443
5.500%, 02/20/37	119,260	134,465
5.500%, 04/16/37	127,905	143,614
5.500%, 11/16/39	200,000	246,496
6.000%, 04/17/34	70,395	79,889
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (f)	140,000	143,502
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.000%, TBA (f)	2,995,000	2,977,802

		55,657,367

U.S. Treasury—1.9%
U.S. Treasury Bonds
1.125%, 05/15/40	245,000	199,905
1.250%, 05/15/50	820,000	618,812
1.375%, 08/15/50	165,000	128,752
1.625%, 11/15/50 (b)	1,500,000	1,249,922
1.875%, 02/15/51 (b)	1,050,000	931,875
2.000%, 02/15/50	307,000	280,749
2.250%, 08/15/46	236,000	229,021
2.250%, 08/15/49	115,000	111,204
2.375%, 11/15/49	70,000	69,543
2.500%, 02/15/45	2,810,000	2,868,615
2.750%, 08/15/42	1,050,000	1,126,289
2.750%, 11/15/42	2,080,000	2,229,012
2.875%, 05/15/43	1,000,000	1,093,945
3.000%, 11/15/44	79,000	88,073
3.750%, 11/15/43	952,000	1,190,744
3.875%, 08/15/40	65,000	81,956
4.375%, 02/15/38 (b)	165,000	218,238
4.375%, 11/15/39	320,000	427,700
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/22 (b)	7,475,000	7,470,800
Zero Coupon, 11/15/22 (b)	2,525,000	2,520,301
U.S. Treasury Notes
0.375%, 09/30/27 (b)	300,000	282,316
0.500%, 02/28/26 (b)	1,625,000	1,593,262
0.625%, 08/15/30	250,000	226,562
0.875%, 11/15/30 (b)	3,500,000	3,236,953
1.750%, 02/28/22	1,175,000	1,192,809
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.750%, 05/15/23	7,802,000	8,058,613
2.250%, 11/15/25	210,000	223,625

		37,949,596

Total U.S. Treasury & Government Agencies (Cost $90,778,278)		93,606,963

Mutual Funds—3.2%

Investment Company Securities—3.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) (Cost $68,676,053)	601,916	65,536,614

Asset-Backed Securities—1.3%

Asset-Backed - Automobile—0.4%
American Credit Acceptance Receivables Trust 3.700%, 07/10/24 (144A)	19,983	19,999
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	542,032
Carmax Auto Owner Trust 3.360%, 09/15/23	127,880	130,310
Credit Acceptance Auto Loan Trust 2.390%, 04/16/29 (144A)	535,000	550,858
Drive Auto Receivables Trust
3.660%, 11/15/24	53,119	53,365
3.720%, 09/16/24	10,369	10,383
3.780%, 04/15/25	484,588	490,902
3.810%, 05/15/24	140,563	142,744
3.990%, 01/15/25	209,575	213,781
4.090%, 01/15/26	250,000	258,607
4.090%, 06/15/26	125,000	130,348
DT Auto Owner Trust
2.730%, 07/15/25 (144A)	533,000	544,020
3.610%, 11/15/24 (144A)	730,000	738,939
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	530,000	549,114
3.950%, 12/15/22 (144A)	23,893	23,964
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	203,000	209,666
4.080%, 02/18/25 (144A)	625,000	658,056
4.110%, 10/15/24 (144A)	500,000	519,041
Ford Credit Auto Owner Trust 3.240%, 04/15/23	154,569	156,410
GLS Auto Receivables Trust 3.370%, 01/17/23 (144A)	1,730	1,732
Hertz Vehicle Financing II L.P.
2.960%, 10/25/21 (144A)	47,299	47,504
3.710%, 03/25/23 (144A)	90,286	90,649
Sonoran Auto Receivables Trust
4.750%, 06/15/25	413,721	418,375
Tesla Auto Lease Trust 3.710%, 08/20/21 (144A)	97,667	97,880

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	425,765	$426,335
U.S. Auto Funding LLC
3.990%, 12/15/22 (144A)	430,777	434,930
5.500%, 07/15/23 (144A)	37,276	37,985

		7,497,929

Asset-Backed - Credit Card—0.0%
Synchrony Card Issuance Trust 3.380%, 09/15/24	150,000	152,117
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	384,197

		536,314

Asset-Backed - Other—0.9%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	182,278	194,776
4.691%, 10/17/52 (144A)	100,000	108,011
4.705%, 10/17/36 (144A)	100,000	107,260
AMSR Trust 3.218%, 04/17/37 (144A)	700,000	711,659
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	230,000	229,346
2.981%, 11/15/35 (144A)	250,972	254,054
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	454,874	469,790
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	129,838	131,866
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	516,367	537,925
3.163%, 10/15/52 (144A)	650,000	672,815
3.880%, 03/15/52 (144A)	320,000	332,228
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	548,628	562,480
4.190%, 01/21/31 (144A)	119,352	124,746
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	650,000	657,436
Fort Credit LLC 3.538%, 1M LIBOR + 3.430%, 11/16/35 (144A) † (c)	790,000	756,568
Foundation Finance Trust 3.860%, 11/15/34 (144A)	141,090	146,008
Legacy Mortgage Asset Trust 3.200%, 05/25/59 (144A) (g)	771,563	778,644
Lendmark Funding Trust
3.900%, 12/20/27 (144A)	600,000	621,664
4.230%, 04/20/27 (144A)	709,000	722,802
4.480%, 04/20/27 (144A)	500,000	510,171
LL ABS Trust 2.870%, 03/15/27 (144A)	60,528	60,694
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	454,717	459,386
Octane Receivables Trust 3.160%, 09/20/23 (144A)	294,728	298,007

Asset-Backed - Other—(Continued)
Oportun Funding IX LLC
3.910%, 07/08/24 (144A)	340,000	340,182
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	601,000	608,797
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	563,806	581,958
Progress Residential Trust
2.768%, 08/17/34 (144A)	218,583	219,934
3.712%, 08/17/35 (144A)	500,000	502,693
4.040%, 08/17/35 (144A)	389,000	391,311
4.427%, 10/17/35 (144A)	349,000	352,902
4.466%, 08/17/35 (144A)	850,000	871,604
4.656%, 08/17/35 (144A)	258,000	260,055
PRPM 2020-1 LLC 2.981%, 02/25/25 (144A) (g)	521,583	522,760
Regional Management Issuance Trust 3.430%, 11/15/28 (144A)	760,000	774,716
Republic Finance Issuance Trust 3.430%, 11/22/27 (144A)	880,000	892,586
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	496,498	508,288
3.120%, 05/20/36 (144A)	267,474	270,518
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	427,874
Tricon American Homes Trust
2.716%, 09/17/34 (144A)	201,859	203,186
3.198%, 03/17/38 (144A)	525,000	543,194
Verizon Owner Trust 3.230%, 04/20/23	92,138	93,043
VM DEBT LLC 7.500%, 06/15/24	500,000	500,000
VOLT LLC 2.981%, 02/25/50 (144A) (g)	299,557	300,576

		18,614,513

Total Asset-Backed Securities (Cost $26,111,053)		26,648,756

Convertible Preferred Stocks—0.9%

Banks—0.4%
Bank of America Corp. 7.250%	5,757	8,048,286

Diversified Financial Services—0.2%
AMG Capital Trust II 5.150%, 10/15/37	75,767	4,356,603

Health Care Equipment & Supplies—0.1%
Danaher Corp. 5.000%, 04/15/23 (b)	1,700	2,201,840

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Machinery—0.2%
Stanley Black & Decker, Inc. 5.000% (c)	3,600	$4,904,114

Total Convertible Preferred Stocks (Cost $18,335,103)		19,510,843

Mortgage-Backed Securities—0.8%

Collateralized Mortgage Obligations—0.5%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	49,655	49,743
BVRT Financing Trust 3.152%, 11/10/22 (144A) (h) (i)	594,385	594,385
FMC GMSR Issuer Trust
3.690%, 02/25/24	1,065,000	1,062,704
4.450%, 01/25/26 (144A) (c)	500,000	496,185
Headlands Residential LLC 3.967%, 06/25/24 (144A) (g)	610,000	612,374
LHOME Mortgage Trust
3.228%, 10/25/24 (144A)	500,000	503,182
3.844%, 03/25/24 (144A)	345,000	347,341
3.868%, 07/25/24 (144A)	650,000	656,411
Pretium Mortgage Credit Partners LLC 2.240%, 09/27/60 (144A) (g)	550,000	550,288
Seasoned Credit Risk Transfer Trust
3.500%, 03/25/58	998,540	1,073,168
3.500%, 07/25/58	556,774	603,643
Seasoned Loans Structured Transaction 3.500%, 11/25/28	1,385,111	1,458,907
Toorak Mortgage Corp. 3.721%, 09/25/22 (g)	430,000	436,109
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	820,000	825,668
VOLT LLC 2.240%, 04/25/51 (144A) (g)	400,000	399,843

		9,669,951

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	660,490
3.402%, 02/10/37 (144A)	420,000	412,904
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	220,337
FREMF Mortgage Trust 3.531%, 12/25/51 (144A) (c)	500,000	527,762
GS Mortgage Securities Trust 3.805%, 10/10/35 (144A) (c)	440,000	459,242
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,461,166
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (c)	1,200,000	1,332,950

Commercial Mortgage-Backed Securities—(Continued)
SBALR Commercial Mortgage Trust 2.825%, 02/13/53 (144A)	810,000	826,122

		5,900,973

Total Mortgage-Backed Securities (Cost $15,235,671)		15,570,924

Preferred Stocks—0.1%

Auto Components—0.0%
Schaeffler AG	102,092	906,578

Automobiles—0.1%
Volkswagen AG	6,447	1,801,699

Health Care Equipment & Supplies—0.0%
Sartorius AG	1,119	557,977

Total Preferred Stocks (Cost $2,902,206)		3,266,254

Rights—0.0%

Gas Utilities—0.0%
Snam S.p.A., Expires 04/07/21 (a) (Cost $0)	97,077	102

Short-Term Investments—16.5%

Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund 0.010% (n)	25,201	25,201

Repurchase Agreement—14.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $294,350,225; collateralized by U.S. Treasury Notes with rates ranging from 0.250% - 2.750%, maturity dates ranging from 05/31/23 - 03/31/26, and an aggregate market value of $300,237,332	294,350,225	294,350,225

U.S. Treasury—2.0%
U.S. Treasury Bills
0.004%, 04/15/21 (b) (j) (k)	40,000,000	39,999,806
0.010%, 08/19/21 (j) (l)	349,000	348,970

		40,348,776

Total Short-Term Investments (Cost $334,722,625)		334,724,202

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (m)—4.7%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.9%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (c)	2,000,000	$2,000,044
China Construction Bank Corp. 0.100%, 04/01/21	2,000,000	1,999,996
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (c)	3,000,000	3,000,750
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/10/21	1,998,803	1,999,680
Mizuho Bank, Ltd. 0.200%, 09/14/21	3,000,000	2,999,862
National Westminster Bank plc Zero Coupon, 06/02/21	999,525	999,730
Norinchukin Bank 0.210%, 04/07/21	1,000,000	1,000,023
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (c)	2,000,000	2,000,760
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (c)	1,000,000	1,000,180
Toronto-Dominion Bank
0.304%, 3M LIBOR + 0.070%, 10/08/21 (c)	1,000,000	999,912
0.368%, 3M LIBOR + 0.130%, 07/02/21 (c)	1,000,000	1,000,364

		19,001,301

Commercial Paper—0.4%
Antalis S.A. 0.230%, 04/05/21	1,998,837	1,999,950
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (c)	1,000,000	1,000,319
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		7,994,679

Repurchase Agreements—2.5%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $2,000,086; collateralized by various Common Stock with an aggregate market value of $2,222,263.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $1,000,340; collateralized by various Common Stock with an aggregate market value of $1,111,349.	1,000,000	1,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $21,036,657; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $21,457,384.	21,036,651	21,036,651
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $2,096,277.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $2,137,781.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $500,204; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,300,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,366,001.	3,300,000	3,300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $900,004; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $918,003.	900,000	900,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $3,046,508; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $3,107,438.	3,046,508	3,046,508
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $5,000,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $5,530,202.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $900,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $995,436.	900,000	900,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,109,703.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,027,492; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $1,140,425.	1,027,487	1,027,487

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $7,000,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $7,769,418.	7,000,000	$7,000,000

		50,710,646

Time Deposits—0.6%
ABN AMRO Bank NV 0.070%, 04/01/21	3,000,000	3,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Nordea Bank New York 0.020%, 04/01/21	4,000,000	4,000,000
Svenska NY 0.020%, 04/01/21	3,000,000	3,000,000

		12,000,000

Mutual Funds—0.3%
Fidelity Government Portfolio, Institutional Class 0.010% (n)	918,441	918,441
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (n)	200,000	200,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.040% (n)	3,048,575	3,048,575
Wells Fargo Government Money Market Fund, Select Class 0.030% (n)	1,751,425	1,751,425

		5,918,441

Total Securities Lending Reinvestments (Cost $95,623,594)		95,625,067

Total Investments—103.5% (Cost $1,842,911,352)		2,102,242,306
Other assets and liabilities (net)—(3.5)%		(71,684,517)

Net Assets—100.0%		$2,030,557,789

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $936,417, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $106,199,157 and the collateral received consisted of cash in the amount of $95,621,141 and non-cash collateral with a value of $13,207,078. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and agency securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Interest only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent less than 0.05% of net assets.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2021, the market value of securities pledged was $28,355,635.
(l)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $348,970.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $96,578,628, which is 4.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BNP Paribas S.A., 2.824%, 01/26/41	01/01/20	$200,000	$200,000	$179,849
Fort Credit LLC, 3.538%, 11/16/35	11/28/18	790,000	790,000	756,568

				$936,417

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,149,389	ANZ	04/29/21	USD	2,553,352	$(31,561)
EUR	2,461,716	RBC	04/29/21	USD	2,982,549	(94,317)
EUR	2,047,538	TDB	04/29/21	USD	2,440,974	(38,680)

Contracts to Deliver
CHF	19,266,606	SSBT	04/29/21	USD	21,731,707	1,334,258
EUR	135,810,281	CBNA	04/29/21	USD	165,121,494	5,780,789
EUR	1,920,401	RBC	04/29/21	USD	2,295,121	41,993
EUR	7,337,372	SSBT	04/29/21	USD	8,608,248	(393)
EUR	1,931,944	SSBT	04/29/21	USD	2,325,444	58,773
JPY	236,772,600	CBNA	04/30/21	USD	2,147,577	8,615
JPY	2,231,652,259	SSBT	04/30/21	USD	21,525,468	1,365,117
JPY	282,969,561	SSBT	04/30/21	USD	2,684,074	127,777

Net Unrealized Appreciation						$8,552,371

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/18/21	334	EUR	12,912,440	$329,030
FTSE 100 Index Futures	06/18/21	21	GBP	1,402,695	(14,799)
MSCI EAFE Index Mini Futures	06/18/21	140	USD	15,344,000	(58,715)
Russell 2000 Index E-Mini Futures	06/18/21	292	USD	32,448,500	(1,603,230)
S&P 500 Index E-Mini Futures	06/18/21	1,209	USD	239,829,330	2,414,133
SPI 200 Index Futures	06/17/21	51	AUD	8,626,650	(35,900)
TOPIX Index Futures	06/10/21	71	JPY	1,387,340,000	52,804
U.S. Treasury Note 2 Year Futures	06/30/21	57	USD	12,581,414	(11,158)
U.S. Treasury Ultra Long Bond Futures	06/21/21	44	USD	7,973,625	(356,759)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/21/21	(17)	USD	(2,628,094)	96,495
U.S. Treasury Note 10 Year Futures	06/21/21	(1,105)	USD	(144,685,938)	1,184,201
U.S. Treasury Note 5 Year Futures	06/30/21	(42)	USD	(5,182,734)	25,406
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	(78)	USD	(11,207,625)	278,664
United Kingdom Long Gilt Bond Futures	06/28/21	(277)	GBP	(35,342,430)	291,222

Net Unrealized Appreciation					$2,591,394

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	0.656%	Semi-Annually	01/06/31	USD	100,750,000	$(10,400,322)	$—	$(10,400,322)
Pay	3M LIBOR	Quarterly	0.830%	Semi-Annually	04/08/31	USD	103,020,000	(9,387,770)	(139,507)	(9,248,263)
Pay	3M LIBOR	Quarterly	0.870%	Semi-Annually	11/27/30	USD	157,350,000	(12,842,293)	(10,147)	(12,832,146)
Pay	3M LIBOR	Quarterly	0.877%	Semi-Annually	11/27/30	USD	59,070,000	(4,659,276)	—	(4,659,276)
Pay	3M LIBOR	Quarterly	0.930%	Semi-Annually	12/24/30	USD	141,940,000	(10,965,802)	(75,884)	(10,889,918)
Pay	3M LIBOR	Quarterly	1.159%	Semi-Annually	06/25/31	USD	67,360,000	(4,235,449)	—	(4,235,449)

Totals								$(52,490,912)	$(225,538)	$(52,265,374)

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust Co.
(TDB)—	Toronto Dominion Bank

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,019,129	$2,939,320	$—	$6,958,449
Air Freight & Logistics	932,590	4,955,382	—	5,887,972
Airlines	1,317,644	966,905	—	2,284,549
Auto Components	299,278	2,809,392	—	3,108,670
Automobiles	4,051,459	12,938,096	—	16,989,555
Banks	28,016,959	45,871,757	—	73,888,716
Beverages	3,900,071	10,193,531	—	14,093,602
Biotechnology	8,499,212	2,484,668	—	10,983,880
Building Products	3,029,233	5,437,430	—	8,466,663
Capital Markets	11,987,468	13,708,108	—	25,695,576
Chemicals	2,208,027	9,365,349	—	11,573,376
Commercial Services & Supplies	507,661	980,078	—	1,487,739
Communications Equipment	1,755,114	966,530	—	2,721,644
Construction & Engineering	—	3,019,722	—	3,019,722
Construction Materials	1,247,236	4,630,795	—	5,878,031
Consumer Finance	3,631,177	—	—	3,631,177
Containers & Packaging	3,485,430	1,728,962	—	5,214,392
Distributors	—	973,010	—	973,010
Diversified Consumer Services	711,984	—	—	711,984
Diversified Financial Services	4,668,678	3,083,596	—	7,752,274
Diversified Telecommunication Services	2,699,788	7,396,773	—	10,096,561

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electric Utilities	$5,996,865	$8,192,872	$—	$14,189,737
Electrical Equipment	3,126,927	9,449,731	—	12,576,658
Electronic Equipment, Instruments & Components	2,083,154	10,622,537	—	12,705,691
Entertainment	7,400,256	6,342,953	—	13,743,209
Equity Real Estate Investment Trusts	9,829,729	2,189,815	—	12,019,544
Food & Staples Retailing	2,743,380	8,574,622	—	11,318,002
Food Products	2,393,419	12,853,722	—	15,247,141
Gas Utilities	—	939,463	—	939,463
Health Care Equipment & Supplies	6,370,917	3,735,582	—	10,106,499
Health Care Providers & Services	8,558,564	411,345	—	8,969,909
Hotels, Restaurants & Leisure	6,790,678	3,940,375	—	10,731,053
Household Durables	2,977,897	11,635,576	—	14,613,473
Household Products	4,068,710	1,991,981	—	6,060,691
Independent Power and Renewable Electricity Producers	—	1,663,191	—	1,663,191
Industrial Conglomerates	2,617,017	6,211,132	—	8,828,149
Insurance	11,546,083	33,990,061	—	45,536,144
Interactive Media & Services	13,190,175	10,075,501	—	23,265,676
Internet & Direct Marketing Retail	17,240,494	4,880,234	—	22,120,728
IT Services	16,085,021	13,191,016	—	29,276,037
Life Sciences Tools & Services	2,645,984	3,256,545	—	5,902,529
Machinery	8,687,221	14,185,663	—	22,872,884
Marine	—	4,840,267	—	4,840,267
Media	5,619,457	1,988,054	—	7,607,511
Metals & Mining	643,518	18,200,325	—	18,843,843
Multi-Utilities	1,460,467	4,636,153	—	6,096,620
Multiline Retail	2,446,867	3,760,521	—	6,207,388
Oil, Gas & Consumable Fuels	10,267,938	12,872,145	—	23,140,083
Personal Products	1,544,798	9,320,127	—	10,864,925
Pharmaceuticals	10,752,418	31,596,623	—	42,349,041
Professional Services	1,138,042	9,044,264	—	10,182,306
Real Estate Management & Development	1,108,727	6,348,166	—	7,456,893
Road & Rail	2,552,812	3,022,242	—	5,575,054
Semiconductors & Semiconductor Equipment	27,967,378	17,998,760	—	45,966,138
Software	17,060,697	3,362,801	—	20,423,498
Specialty Retail	11,163,129	7,581,261	—	18,744,390
Technology Hardware, Storage & Peripherals	16,782,568	1,681,448	—	18,464,016
Textiles, Apparel & Luxury Goods	3,606,444	8,846,261	—	12,452,705
Thrifts & Mortgage Finance	—	4,122,444	—	4,122,444
Tobacco	2,193,288	4,324,015	—	6,517,303
Trading Companies & Distributors	—	10,797,362	—	10,797,362
Wireless Telecommunication Services	1,747,795	2,957,096	—	4,704,891
Total Common Stocks	339,376,972	470,083,656	—	809,460,628
Total Convertible Bonds*	—	389,486,206	—	389,486,206
Total Corporate Bonds & Notes*	—	248,805,747	—	248,805,747
Total U.S. Treasury & Government Agencies*	—	93,606,963	—	93,606,963
Total Mutual Funds*	65,536,614	—	—	65,536,614
Total Asset-Backed Securities*	—	26,648,756	—	26,648,756
Total Convertible Preferred Stocks*	19,510,843	—	—	19,510,843
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	9,075,566	594,385	9,669,951
Commercial Mortgage-Backed Securities	—	5,900,973	—	5,900,973
Total Mortgage-Backed Securities	—	14,976,539	594,385	15,570,924
Total Preferred Stocks*	—	3,266,254	—	3,266,254
Total Rights*	—	102	—	102

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$25,201	$—	$—	$25,201
Repurchase Agreement	—	294,350,225	—	294,350,225
U.S. Treasury	—	40,348,776	—	40,348,776
Total Short-Term Investments	25,201	334,699,001	—	334,724,202
Securities Lending Reinvestments
Certificates of Deposit	—	19,001,301	—	19,001,301
Commercial Paper	—	7,994,679	—	7,994,679
Repurchase Agreements	—	50,710,646	—	50,710,646
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	5,918,441	—	—	5,918,441
Total Securities Lending Reinvestments	5,918,441	89,706,626	—	95,625,067
Total Investments	$430,368,071	$1,671,279,850	$594,385	$2,102,242,306

Collateral for Securities Loaned (Liability)	$—	$(95,621,141)	$—	$(95,621,141)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,717,322	$—	$8,717,322
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(164,951)	—	(164,951)
Total Forward Contracts	$—	$8,552,371	$—	$8,552,371
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,671,955	$—	$—	$4,671,955
Futures Contracts (Unrealized Depreciation)	(2,080,561)	—	—	(2,080,561)
Total Futures Contracts	$2,591,394	$—	$—	$2,591,394
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(52,265,374)	$—	$(52,265,374)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTI-234

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
AAR Corp.	42,100	$1,753,465
Astronics Corp. (a)	81,400	1,468,456
Maxar Technologies, Inc.	42,500	1,607,350
Moog, Inc. - Class A	12,800	1,064,320
Triumph Group, Inc.	17,700	325,326

		6,218,917

Air Freight & Logistics—0.5%
Echo Global Logistics, Inc. (a)	87,200	2,738,952
Hub Group, Inc. - Class A (a)	2,400	161,472

		2,900,424

Airlines—1.1%
Allegiant Travel Co. (a)	7,600	1,854,856
Hawaiian Holdings, Inc.	42,500	1,133,475
SkyWest, Inc.	61,100	3,328,728

		6,317,059

Auto Components—1.6%
Adient plc (a)	47,800	2,112,760
American Axle & Manufacturing Holdings, Inc. (a)	18,700	180,642
Cooper Tire & Rubber Co.	18,600	1,041,228
Dana, Inc.	88,400	2,150,772
Gentherm, Inc. (a)	26,800	1,986,148
Goodyear Tire & Rubber Co. (The)	95,900	1,684,963

		9,156,513

Banks—16.0%
1st Source Corp. (b)	22,891	1,089,154
American National Bankshares, Inc. (b)	1,300	42,991
Atlantic Capital Bancshares, Inc. (a)	16,200	390,420
Atlantic Union Bankshares Corp.	1,800	69,048
BancFirst Corp. (b)	26,700	1,887,423
BancorpSouth Bank	16,500	535,920
Banner Corp.	8,900	474,637
Brookline Bancorp, Inc.	68,700	1,030,500
Bryn Mawr Bank Corp.	6,500	295,815
Cadence Bancorp	151,300	3,136,449
Cathay General Bancorp	123,600	5,040,408
Central Pacific Financial Corp.	95,001	2,534,627
Central Valley Community Bancorp	5,100	93,891
Century Bancorp, Inc. - Class A	800	74,648
CIT Group, Inc.	125,900	6,485,109
Citizens & Northern Corp.	2,900	68,962
City Holding Co.	13,609	1,112,944
Columbia Banking System, Inc.	47,800	2,059,702
Community Bank System, Inc.	26,800	2,056,096
Community Trust Bancorp, Inc.	25,916	1,141,081
Customers Bancorp, Inc. (a)	23,800	757,316
East West Bancorp, Inc.	2,528	186,566
Enterprise Financial Services Corp.	44,900	2,219,856
Equity Bancshares, Inc. - Class A (a)	20,600	564,440
Farmers National Banc Corp.	23,400	390,780
Financial Institutions, Inc.	14,699	445,233
First Bancorp	6,500	282,750

Banks—(Continued)
First BanCorp. (Puerto Rico)	256,900	2,892,694
First Citizens BancShares, Inc. - Class A (b)	1,400	1,170,078
First Commonwealth Financial Corp.	204,400	2,937,228
First Community Bancshares, Inc.	12,800	383,872
First Financial Corp.	4,400	198,044
First Hawaiian, Inc.	20,100	550,137
First Interstate BancSystem, Inc. - Class A	14,322	659,385
First Merchants Corp.	40,800	1,897,200
First Midwest Bancorp, Inc.	38,700	847,917
First Northwest Bancorp	4,700	78,114
Flushing Financial Corp.	31,100	660,253
Fulton Financial Corp.	79,500	1,353,885
Glacier Bancorp, Inc.	12,500	713,500
Great Southern Bancorp, Inc.	7,800	442,026
Great Western Bancorp, Inc.	114,300	3,462,147
Hancock Whitney Corp.	36,400	1,529,164
Home BancShares, Inc.	81,600	2,207,280
HomeTrust Bancshares, Inc.	33,700	820,595
Hope Bancorp, Inc.	337,929	5,089,211
Independent Bank Corp.	11,600	274,224
Investors Bancorp, Inc.	206,400	3,032,016
Mercantile Bank Corp.	4,000	129,880
OFG Bancorp	22,045	498,658
Old National Bancorp	103,700	2,005,558
Pacific Premier Bancorp, Inc. (b)	21,500	933,960
Pinnacle Financial Partners, Inc.	10,500	930,930
Preferred Bank	3,700	235,616
RBB Bancorp (b)	8,100	164,187
Renasant Corp. (b)	3,100	128,278
S&T Bancorp, Inc.	4,800	160,800
Sandy Spring Bancorp, Inc.	33,200	1,441,876
Select Bancorp, Inc. (a)	45,700	505,899
Simmons First National Corp. - Class A	81,800	2,427,006
Tompkins Financial Corp.	4,759	393,569
TriState Capital Holdings, Inc. (a)	5,400	124,524
Trustmark Corp.	109,700	3,692,502
UMB Financial Corp.	47,300	4,367,209
Valley National Bancorp	9,720	133,553
Washington Trust Bancorp, Inc.	8,000	413,040
Webster Financial Corp.	23,600	1,300,596
West Bancorp, Inc.	2,770	66,729
Westamerica Bancorp	34,900	2,191,022
Western Alliance Bancorp	7,100	670,524

		88,581,652

Biotechnology—2.6%
89bio, Inc. (a) (b)	28,500	674,880
Arcus Biosciences, Inc. (a) (b)	57,478	1,613,983
Enanta Pharmaceuticals, Inc. (a)	6,100	300,852
Epizyme, Inc. (a) (b)	40,900	356,239
Fate Therapeutics, Inc. (a)	30,100	2,481,745
Five Prime Therapeutics, Inc. (a)	28,000	1,054,760
Iovance Biotherapeutics, Inc. (a)	41,400	1,310,724
Myriad Genetics, Inc. (a)	20,100	612,045
NexImmune, Inc. (a)	33,653	642,099
Novavax, Inc. (a) (b)	16,900	3,064,139

BHFTI-235

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Protagonist Therapeutics, Inc. (a)	99,000	$2,564,100

		14,675,566

Building Products—1.4%
Builders FirstSource, Inc. (a)	120,418	5,583,783
Cornerstone Building Brands, Inc. (a) (b)	29,600	415,288
Gibraltar Industries, Inc. (a)	6,700	613,117
Quanex Building Products Corp. (b)	28,700	752,801
Resideo Technologies, Inc. (a)	6,800	192,100

		7,557,089

Capital Markets—1.8%
Artisan Partners Asset Management, Inc. - Class A (b)	6,600	344,322
Blucora, Inc. (a) (b)	28,600	475,904
Cowen, Inc. - Class A (b)	44,000	1,546,600
Donnelley Financial Solutions, Inc. (a)	38,300	1,065,889
Federated Hermes, Inc.	33,100	1,036,030
Piper Sandler Cos.	8,000	877,200
Stifel Financial Corp.	55,950	3,584,157
Virtus Investment Partners, Inc.	5,600	1,318,800

		10,248,902

Chemicals—1.8%
AdvanSix, Inc. (a)	6,200	166,284
Avient Corp.	42,200	1,994,794
FutureFuel Corp. (b)	46,900	681,457
HB Fuller Co.	2,100	132,111
Koppers Holdings, Inc. (a)	43,600	1,515,536
Kraton Corp. (a)	11,400	417,126
Minerals Technologies, Inc.	12,600	949,032
PQ Group Holdings, Inc.	24,500	409,150
Trinseo S.A.	22,000	1,400,740
Tronox Holding plc - Class A	139,800	2,558,340

		10,224,570

Commercial Services & Supplies—2.7%
ABM Industries, Inc.	69,600	3,550,296
ACCO Brands Corp.	238,850	2,015,894
Cimpress plc (a)	2,200	220,286
Deluxe Corp.	17,700	742,692
Heritage-Crystal Clean, Inc. (a)	15,900	431,367
Herman Miller, Inc.	61,900	2,547,185
HNI Corp.	13,900	549,884
IBEX Holdings, Ltd. (a)	61,300	1,348,600
Pitney Bowes, Inc. (b)	46,800	385,632
Quad/Graphics, Inc.	141,807	500,579
SP Plus Corp. (a)	21,900	718,101
Steelcase, Inc. - Class A	122,600	1,764,214
Team, Inc. (a)	31,500	363,195

		15,137,925

Communications Equipment—0.5%
ADTRAN, Inc.	70,000	1,167,600
Comtech Telecommunications Corp.	7,500	186,300
Infinera Corp. (a) (b)	155,200	1,494,576

		2,848,476

Construction & Engineering—4.6%
Aegion Corp. (a)	30,900	888,375
API Group Corp. (a)	47,300	978,164
Arcosa, Inc.	37,100	2,414,839
Argan, Inc.	44,800	2,390,080
EMCOR Group, Inc.	52,703	5,911,169
MasTec, Inc. (a)	45,200	4,235,240
Matrix Service Co. (a)	149,400	1,958,634
MYR Group, Inc. (a)	10,000	716,700
Primoris Services Corp.	93,900	3,110,907
Tutor Perini Corp. (a)	148,500	2,814,075

		25,418,183

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	31,000	868,620

Consumer Finance—0.9%
Enova International, Inc. (a)	27,100	961,508
EZCORP, Inc. - Class A (a)	56,300	279,811
Navient Corp.	128,900	1,844,559
Nelnet, Inc. - Class A	19,200	1,396,608
PROG Holdings, Inc.	9,800	424,242
Regional Management Corp.	7,000	242,620

		5,149,348

Containers & Packaging—0.4%
Greif, Inc. - Class A	4,400	250,800
Myers Industries, Inc.	7,700	152,152
O-I Glass, Inc.	84,400	1,244,056
Pactiv Evergreen, Inc. (b)	26,300	361,362

		2,008,370

Distributors—0.3%
Core-Mark Holding Co., Inc.	45,900	1,775,871

Diversified Consumer Services—0.4%
Houghton Mifflin Harcourt Co. (a) (b)	260,300	1,983,486

Diversified Financial Services—0.0%
Marlin Business Services Corp. (b)	6,774	92,397

Diversified Telecommunication Services—0.5%
Consolidated Communications Holdings, Inc. (a) (b)	165,000	1,188,000
Liberty Latin America, Ltd. - Class A (a)	40,900	524,747
Liberty Latin America, Ltd. - Class C (a)	79,223	1,028,315

		2,741,062

Electric Utilities—0.6%
ALLETE, Inc.	6,600	443,454
IDACORP, Inc.	3,300	329,901
Portland General Electric Co.	54,800	2,601,356
Spark Energy, Inc. - Class A (b)	19,900	212,532

		3,587,243

Electrical Equipment—0.5%
AZZ, Inc.	14,100	709,935

BHFTI-236

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Bloom Energy Corp. - Class A (a) (b)	12,500	$338,125
LSI Industries, Inc.	12,500	106,625
Powell Industries, Inc.	41,900	1,419,153
Thermon Group Holdings, Inc. (a)	11,200	218,288

		2,792,126

Electronic Equipment, Instruments & Components—1.5%
Benchmark Electronics, Inc.	93,900	2,903,388
Sanmina Corp. (a)	19,400	802,772
ScanSource, Inc. (a)	75,700	2,267,215
Vishay Intertechnology, Inc.	96,000	2,311,680

		8,285,055

Energy Equipment & Services—1.1%
Bristow Group, Inc. (a)	5,899	152,666
ChampionX Corp. (a)	46,000	999,580
Helix Energy Solutions Group, Inc. (a)	50,100	253,005
NexTier Oilfield Solutions, Inc. (a)	115,246	428,715
Oceaneering International, Inc. (a)	81,100	926,162
Oil States International, Inc. (a)	67,800	408,834
Patterson-UTI Energy, Inc.	110,000	784,300
ProPetro Holding Corp. (a)	131,100	1,397,526
Select Energy Services, Inc. - Class A (a)	49,000	244,020
Solaris Oilfield Infrastructure, Inc. - Class A (b)	31,900	391,413

		5,986,221

Entertainment—0.1%
AMC Entertainment Holdings, Inc. - Class A (b)	28,100	286,901
Cinemark Holdings, Inc. (b)	22,100	451,061

		737,962

Equity Real Estate Investment Trusts—7.0%
Acadia Realty Trust	30,300	574,791
Agree Realty Corp.	11,700	787,527
Alexander & Baldwin, Inc. (a)	69,889	1,173,436
American Assets Trust, Inc.	27,100	879,124
American Finance Trust, Inc.	66,200	650,084
Broadstone Net Lease, Inc. (b)	52,300	957,090
CareTrust REIT, Inc.	21,100	491,314
CatchMark Timber Trust, Inc. - Class A	15,900	161,862
Centerspace	5,100	346,800
Chatham Lodging Trust (a)	17,800	234,248
City Office REIT, Inc.	67,000	711,540
Colony Capital, Inc. (b)	136,300	883,224
Columbia Property Trust, Inc.	11,600	198,360
CorePoint Lodging, Inc.	11,800	106,554
DiamondRock Hospitality Co. (a)	204,700	2,108,410
Easterly Government Properties, Inc.	11,400	236,322
Essential Properties Realty Trust, Inc.	26,700	609,561
First Industrial Realty Trust, Inc.	18,500	847,115
Getty Realty Corp.	62,529	1,770,821
Gladstone Commercial Corp.	48,600	950,616
Global Medical REIT, Inc.	11,200	146,832
Global Net Lease, Inc.	35,100	633,906
Healthcare Realty Trust, Inc.	24,600	745,872

Equity Real Estate Investment Trusts—(Continued)
Highwoods Properties, Inc.	6,300	270,522
Innovative Industrial Properties, Inc. (b)	4,700	846,752
Kite Realty Group Trust	41,200	794,748
Lexington Realty Trust (b)	62,000	688,820
Mack-Cali Realty Corp.	31,700	490,716
National Health Investors, Inc.	1,200	86,736
New Senior Investment Group, Inc. (b)	222,800	1,388,044
NexPoint Residential Trust, Inc. (b)	2,347	108,173
Physicians Realty Trust (b)	48,000	848,160
Piedmont Office Realty Trust, Inc. - Class A	62,800	1,090,836
PotlatchDeltic Corp.	35,725	1,890,567
QTS Realty Trust, Inc. - Class A	6,600	409,464
Retail Opportunity Investments Corp. (b)	43,100	683,997
Retail Properties of America, Inc. - Class A	77,500	812,200
RLJ Lodging Trust	28,457	440,514
Ryman Hospitality Properties, Inc. (a)	2,600	201,526
Sabra Health Care REIT, Inc.	111,000	1,926,960
Service Properties Trust	65,300	774,458
SITE Centers Corp.	74,600	1,011,576
STAG Industrial, Inc. (b)	53,700	1,804,857
Summit Hotel Properties, Inc. (a) (b)	15,200	154,432
Sunstone Hotel Investors, Inc.	258,673	3,223,066
UMH Properties, Inc. (b)	20,900	400,653
Urban Edge Properties	38,000	627,760
Urstadt Biddle Properties, Inc. - Class A	16,500	274,725
Xenia Hotels & Resorts, Inc. (a)	82,500	1,608,750

		39,064,421

Food & Staples Retailing—0.3%
Andersons, Inc. (The)	6,700	183,446
Rite Aid Corp. (a)	19,192	392,668
SpartanNash Co.	10,600	208,078
United Natural Foods, Inc. (a)	23,700	780,678

		1,564,870

Food Products—1.3%
Darling Ingredients, Inc. (a)	85,400	6,283,732
Fresh Del Monte Produce, Inc.	24,500	701,435
Seneca Foods Corp. - Class A (a)	7,200	339,048

		7,324,215

Gas Utilities—1.0%
New Jersey Resources Corp. (b)	16,500	657,855
Northwest Natural Holding Co.	6,600	356,070
ONE Gas, Inc. (b)	21,100	1,622,801
Southwest Gas Holdings, Inc. (a)	31,800	2,184,978
Spire, Inc. (b)	10,739	793,505

		5,615,209

Health Care Equipment & Supplies—0.5%
Avanos Medical, Inc. (a)	17,500	765,450
Invacare Corp. (b)	54,900	440,298
LivaNova plc (a)	5,900	435,007
Natus Medical, Inc. (a)	1,100	28,171
Utah Medical Products, Inc.	2,104	182,206

BHFTI-237

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Varex Imaging Corp. (a) (b)	23,800	$487,662
ViewRay, Inc. (a) (b)	109,867	477,922

		2,816,716

Health Care Providers & Services—1.2%
Cross Country Healthcare, Inc. (a)	80,200	1,001,698
Owens & Minor, Inc.	56,700	2,131,353
Patterson Cos., Inc.	6,700	214,065
Tenet Healthcare Corp. (a)	55,900	2,906,800
Tivity Health, Inc. (a)	8,300	185,256

		6,439,172

Health Care Technology—0.7%
Allscripts Healthcare Solutions, Inc. (a)	193,000	2,897,895
Computer Programs & Systems, Inc. (b)	6,500	198,900
Evolent Health, Inc. - Class A (a)	49,900	1,007,980

		4,104,775

Hotels, Restaurants & Leisure—2.1%
BJ’s Restaurants, Inc. (a) (b)	30,100	1,748,208
Boyd Gaming Corp. (a)	28,700	1,692,152
Brinker International, Inc.	32,600	2,316,556
Marriott Vacations Worldwide Corp.	22,200	3,866,796
Penn National Gaming, Inc. (a) (b)	18,100	1,897,604

		11,521,316

Household Durables—1.3%
Hooker Furniture Corp. (b)	17,100	623,466
Lifetime Brands, Inc. (b)	17,300	254,137
Meritage Homes Corp. (a)	13,200	1,213,344
Purple Innovation, Inc. (a)	39,100	1,237,515
TRI Pointe Group, Inc. (a)	175,200	3,567,072
Tupperware Brands Corp. (a)	15,100	398,791

		7,294,325

Household Products—0.5%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	38,300	1,987,387
Spectrum Brands Holdings, Inc.	8,900	756,500

		2,743,887

Independent Power and Renewable Electricity Producers—0.5%
Clearway Energy, Inc. - Class A	54,600	1,447,446
Clearway Energy, Inc. - Class C	54,400	1,530,816

		2,978,262

Insurance—1.5%
Ambac Financial Group, Inc. (a)	18,200	304,668
American Equity Investment Life Holding Co.	44,300	1,396,779
Argo Group International Holdings, Ltd.	17,519	881,556
CNO Financial Group, Inc.	119,700	2,907,513
FedNat Holding Co.	4,800	22,224
Heritage Insurance Holdings, Inc. (b)	31,900	353,452
Horace Mann Educators Corp.	10,111	436,896
MBIA, Inc. (a) (b)	20,000	192,400

Insurance—(Continued)
ProAssurance Corp.	31,300	837,588
Stewart Information Services Corp.	18,400	957,352
United Insurance Holdings Corp.	24,100	173,761

		8,464,189

Interactive Media & Services—0.6%
Cars.com, Inc. (a)	135,200	1,752,192
Yelp, Inc. (a) (b)	40,200	1,567,800

		3,319,992

Internet & Direct Marketing Retail—0.2%
Groupon, Inc. (a)	21,000	1,061,445

IT Services—0.8%
BM Technologies, Inc. (a)	4,693	54,673
LiveRamp Holdings, Inc. (a)	15,700	814,516
Perspecta, Inc.	49,700	1,443,785
Sykes Enterprises, Inc. (a)	39,700	1,749,976
thredUP, Inc. - Class A (a)	23,159	540,300

		4,603,250

Machinery—3.2%
AGCO Corp.	20,200	2,901,730
Albany International Corp. - Class A	1,900	158,593
Altra Industrial Motion Corp.	53,500	2,959,620
Astec Industries, Inc.	28,400	2,141,928
Barnes Group, Inc.	12,400	614,296
CIRCOR International, Inc. (a)	6,300	219,366
Douglas Dynamics, Inc.	8,842	408,058
EnPro Industries, Inc.	10,000	852,700
Graham Corp.	5,400	76,896
L B Foster Co. - Class A (a)	7,100	127,090
Manitowoc Co., Inc. (The) (a)	30,900	637,158
Meritor, Inc. (a)	25,000	735,500
Navistar International Corp. (a)	5,100	224,553
Rexnord Corp.	23,300	1,097,197
Terex Corp.	42,400	1,953,368
TriMas Corp. (a)	7,400	224,368
Wabash National Corp. (b)	117,500	2,209,000

		17,541,421

Marine—0.1%
Costamare, Inc.	47,500	456,950

Media—1.2%
AMC Networks, Inc. - Class A (a)	33,500	1,780,860
comScore, Inc. (a)	248,400	909,144
Gannett Co., Inc.	91,500	492,270
Hemisphere Media Group, Inc. (a)	63,600	740,940
National CineMedia, Inc.	36,300	167,706
Sinclair Broadcast Group, Inc. - Class A (b)	39,800	1,164,548
WideOpenWest, Inc. (a)	85,000	1,155,150

		6,410,618

BHFTI-238

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—3.4%
Alcoa Corp. (a)	67,800	$2,202,822
Allegheny Technologies, Inc. (a) (b)	82,700	1,741,662
Arconic Corp. (a)	69,700	1,769,683
Carpenter Technology Corp. (b)	17,300	711,895
Century Aluminum Co. (a)	18,400	324,944
Cleveland-Cliffs, Inc. (b)	203,100	4,084,341
Coeur Mining, Inc. (a)	43,000	388,290
Commercial Metals Co.	74,000	2,282,160
Hecla Mining Co. (b)	123,400	702,146
Kaiser Aluminum Corp.	12,500	1,381,250
SunCoke Energy, Inc.	186,700	1,308,767
Warrior Met Coal, Inc.	76,000	1,301,880
Worthington Industries, Inc.	6,200	415,958

		18,615,798

Mortgage Real Estate Investment Trusts—2.5%
Apollo Commercial Real Estate Finance, Inc. (b)	34,400	480,568
Ares Commercial Real Estate Corp.	45,400	622,888
Blackstone Mortgage Trust, Inc. - Class A (b)	70,300	2,179,300
Cherry Hill Mortgage Investment Corp. (b)	6,082	56,806
Ellington Financial, Inc.	49,400	790,894
Granite Point Mortgage Trust, Inc.	42,900	513,513
Great Ajax Corp. (b)	7,100	77,390
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	34,000	1,907,400
KKR Real Estate Finance Trust, Inc. (b)	56,300	1,035,357
Ladder Capital Corp. (b)	112,900	1,332,220
New York Mortgage Trust, Inc.	69,400	310,218
PennyMac Mortgage Investment Trust (b)	59,500	1,166,200
Redwood Trust, Inc.	200,000	2,082,000
TPG RE Finance Trust, Inc. (b)	72,300	809,760
Two Harbors Investment Corp. (b)	64,745	474,581

		13,839,095

Multi-Utilities—0.8%
Avista Corp.	28,400	1,356,100
Black Hills Corp.	34,100	2,276,857
Unitil Corp.	13,300	607,677

		4,240,634

Multiline Retail—1.0%
Dillard’s, Inc. - Class A (b)	26,600	2,568,762
Macy’s, Inc. (a)	168,700	2,731,253

		5,300,015

Oil, Gas & Consumable Fuels—3.5%
Antero Resources Corp. (a)	67,600	689,520
Arch Resources, Inc.	27,700	1,152,320
Berry Corp.	172,200	948,822
CNX Resources Corp. (a)	39,800	585,060
CVR Energy, Inc. (b)	46,500	891,870
Delek U.S. Holdings, Inc.	49,500	1,078,110
DHT Holdings, Inc.	44,300	262,699
Dorian LPG, Ltd. (a)	49,000	643,370
Falcon Minerals Corp.	107,100	480,879
Green Plains, Inc. (a) (b)	62,400	1,689,168

Oil, Gas & Consumable Fuels—(Continued)
International Seaways, Inc.	17,000	329,460
Kosmos Energy, Ltd. (a) (b)	71,900	220,733
Magnolia Oil & Gas Corp. - Class A (a) (b)	107,500	1,234,100
Ovintiv, Inc.	127,400	3,034,668
PDC Energy, Inc. (a)	60,800	2,091,520
Range Resources Corp. (a)	133,400	1,378,022
Renewable Energy Group, Inc. (a)	19,400	1,281,176
REX American Resources Corp. (a)	7,600	639,692
Talos Energy, Inc. (a)	19,600	235,984
W&T Offshore, Inc. (a) (b)	116,600	418,594

		19,285,767

Paper & Forest Products—1.2%
Domtar Corp.	53,200	1,965,740
Glatfelter Corp. (b)	50,300	862,645
Louisiana-Pacific Corp.	11,000	610,060
Neenah, Inc.	10,500	539,490
Schweitzer-Mauduit International, Inc.	36,500	1,787,405
Verso Corp. - Class A	55,400	808,286

		6,573,626

Personal Products—0.7%
BellRing Brands, Inc. - Class A (a)	122,900	2,901,669
Edgewell Personal Care Co.	18,500	732,600

		3,634,269

Pharmaceuticals—0.8%
Endo International plc (a)	284,200	2,105,922
Intra-Cellular Therapies, Inc. (a)	23,000	780,390
Lannett Co., Inc. (a) (b)	256,955	1,356,722

		4,243,034

Professional Services—2.3%
Barrett Business Services, Inc.	20,560	1,415,762
GP Strategies Corp. (a) (b)	54,800	956,260
Heidrick & Struggles International, Inc.	29,400	1,050,168
Huron Consulting Group, Inc. (a)	26,500	1,335,070
Insperity, Inc.	2,200	184,228
KBR, Inc.	44,100	1,692,999
Kelly Services, Inc. - Class A	51,900	1,155,813
Korn Ferry	39,200	2,444,904
TrueBlue, Inc. (a)	126,800	2,792,136

		13,027,340

Real Estate Management & Development—0.2%
Realogy Holdings Corp. (a)	85,600	1,295,128

Road & Rail—0.8%
ArcBest Corp.	57,900	4,074,423
Covenant Logistics Group, Inc. (a) (b)	9,100	187,369

		4,261,792

Semiconductors & Semiconductor Equipment—1.9%
Amkor Technology, Inc.	87,900	2,084,109

BHFTI-239

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cohu, Inc.	37,400	$1,564,816
Maxeon Solar Technologies, Ltd. (a) (b)	15,799	498,616
NeoPhotonics Corp. (a)	114,100	1,363,495
SMART Global Holdings, Inc. (a) (b)	67,400	3,101,748
SunPower Corp. (a) (b)	9,600	321,120
Veeco Instruments, Inc. (a) (b)	75,500	1,565,870

		10,499,774

Software—1.1%
ACI Worldwide, Inc. (a)	23,800	905,590
Asure Software, Inc. (a)	67,100	512,644
MicroStrategy, Inc. - Class A (a)	4,800	3,258,240
SecureWorks Corp. - Class A (a) (b)	17,851	238,846
Synchronoss Technologies, Inc. (a)	261,800	934,626

		5,849,946

Specialty Retail—4.2%
Aaron’s, Inc. (The)	4,900	125,832
Abercrombie & Fitch Co. - Class A	132,000	4,528,920
Bed Bath & Beyond, Inc. (b)	58,500	1,705,275
Caleres, Inc.	65,500	1,427,900
Children’s Place, Inc. (The) (a)	9,500	662,150
Genesco, Inc. (a)	34,100	1,619,750
Group 1 Automotive, Inc.	11,700	1,846,143
Haverty Furniture Cos., Inc. (b)	28,300	1,052,477
Lithia Motors, Inc. - Class A	4,900	1,911,441
Murphy USA, Inc.	3,700	534,872
ODP Corp. (The)	47,280	2,046,751
Signet Jewelers, Ltd. (a)	31,900	1,849,562
Sleep Number Corp. (a) (b)	10,500	1,506,645
Sonic Automotive, Inc. - Class A (b)	27,800	1,378,046
Zumiez, Inc. (a)	29,200	1,252,680

		23,448,444

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	21,500	589,960
Diebold Nixdorf, Inc. (a)	58,800	830,844

		1,420,804

Textiles, Apparel & Luxury Goods—0.9%
G-III Apparel Group, Ltd. (a) (b)	71,600	2,158,024
Lakeland Industries, Inc. (a) (b)	37,900	1,055,894
Movado Group, Inc.	5,700	162,165
Wolverine World Wide, Inc.	36,200	1,387,184

		4,763,267

Thrifts & Mortgage Finance—4.2%
Axos Financial, Inc. (a)	48,100	2,261,181
ESSA Bancorp, Inc. (b)	4,200	67,200
Essent Group, Ltd.	73,900	3,509,511
HomeStreet, Inc.	30,600	1,348,542
Kearny Financial Corp.	63,500	767,080
Luther Burbank Corp.	20,800	246,064

Thrifts & Mortgage Finance—(Continued)
Meridian Bancorp, Inc.	65,700	1,210,194
MGIC Investment Corp.	107,400	1,487,490
Mr Cooper Group, Inc. (a)	34,700	1,206,172
NMI Holdings, Inc. - Class A (a)	28,400	671,376
Northfield Bancorp, Inc.	131,900	2,099,848
PennyMac Financial Services, Inc. (b)	22,500	1,504,575
Premier Financial Corp.	17,780	591,363
Radian Group, Inc.	124,100	2,885,325
Washington Federal, Inc.	73,400	2,260,720
Western New England Bancorp, Inc.	13,800	116,334
WSFS Financial Corp.	17,862	889,349

		23,122,324

Trading Companies & Distributors—2.9%
Applied Industrial Technologies, Inc.	7,600	692,892
Boise Cascade Co.	20,800	1,244,464
DXP Enterprises, Inc. (a)	24,400	736,148
GMS, Inc. (a)	53,500	2,233,625
H&E Equipment Services, Inc.	7,400	281,200
Herc Holdings, Inc. (a) (b)	61,621	6,244,056
MRC Global, Inc. (a)	119,400	1,078,182
NOW, Inc. (a)	277,600	2,800,984
Veritiv Corp. (a)	20,600	876,324
WESCO International, Inc. (a)	1,514	131,006

		16,318,881

Wireless Telecommunication Services—0.1%
Gogo, Inc. (a) (b)	32,100	310,086

Total Common Stocks (Cost $386,824,040)		548,668,094

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,807,355; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $5,923,568.	5,807,355	5,807,355

Total Short-Term Investments (Cost $5,807,355)		5,807,355

Securities Lending Reinvestments (c)—6.7%

Certificates of Deposit—0.5%
Credit Industriel et Commercial 0.250%, 06/11/21	1,000,000	1,000,200
Toronto-Dominion Bank 0.368%, 3M LIBOR + 0.130%, 07/02/21 (d)	2,000,000	2,000,728

		3,000,928

BHFTI-240

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—5.7%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $4,001,361; collateralized by various Common Stock with an aggregate market value of $4,445,395.	4,000,000	$4,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $2,014,182; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $2,054,465.	2,014,181	2,014,181
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $2,000,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $500,204; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,400,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $400,002; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $408,001.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $3,225,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,566,980.	3,225,000	3,225,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $1,400,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,548,457.	1,400,000	1,400,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,000,046; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,106,040.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,100,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 05/05/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,220,673.	1,100,000	1,100,000
Nomura Securities
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $4,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $3,175,015; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $3,523,986.	3,175,000	3,175,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,100,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,330,825.	2,100,000	2,100,000

		31,314,181

Time Deposits—0.5%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG
0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		3,000,000

Total Securities Lending Reinvestments (Cost $37,314,181)		37,315,109

Total Investments—106.8% (Cost $429,945,576)		591,790,558
Other assets and liabilities (net)—(6.8)%		(37,742,468)

Net Assets—100.0%		$554,048,090

BHFTI-241

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $39,762,787 and the collateral received consisted of cash in the amount of $37,314,181 and non-cash collateral with a value of $2,719,939. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index E-Mini Futures	06/18/21	52	USD	5,778,500	$(283,481)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$548,668,094	$—	$—	$548,668,094
Total Short-Term Investment*	—	5,807,355	—	5,807,355
Total Securities Lending Reinvestments*	—	37,315,109	—	37,315,109
Total Investments	$548,668,094	$43,122,464	$—	$591,790,558

Collateral for Securities Loaned (Liability)	$—	$(37,314,181)	$—	$(37,314,181)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(283,481)	$—	$—	$(283,481)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-242

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—69.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Northrop Grumman Corp.	23,284	$7,535,634

Banks—2.7%
HDFC Bank, Ltd. (a)	277,621	5,652,686
M&T Bank Corp.	48,366	7,332,769

		12,985,455

Capital Markets—3.5%
Goldman Sachs Group, Inc. (The)	10,418	3,406,686
London Stock Exchange Group plc	32,423	3,103,047
S&P Global, Inc.	30,494	10,760,418

		17,270,151

Chemicals—4.3%
Linde plc	44,207	12,384,149
Sherwin-Williams Co. (The)	11,725	8,653,167

		21,037,316

Commercial Services & Supplies—0.8%
Copart, Inc. (a)	36,592	3,974,257

Electronic Equipment, Instruments & Components—0.7%
Halma plc	105,515	3,454,069

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	24,734	8,718,240

Health Care Equipment & Supplies—3.3%
Becton Dickinson & Co.	14,712	3,577,223
Danaher Corp.	55,616	12,518,049

		16,095,272

Health Care Providers & Services—2.2%
UnitedHealth Group, Inc.	28,627	10,651,248

Hotels, Restaurants & Leisure—2.3%
Airbnb, Inc. - Class A (a) (b)	43,101	8,100,402
Vail Resorts, Inc.	10,882	3,173,844

		11,274,246

Industrial Conglomerates—2.1%
Roper Technologies, Inc.	24,920	10,051,233

Insurance—0.9%
AIA Group, Ltd.	365,600	4,447,707

Interactive Media & Services—4.8%
Alphabet, Inc. - Class A (a)	5,346	11,026,232
Alphabet, Inc. - Class C (a)	724	1,497,688
Facebook, Inc. - Class A (a)	36,587	10,775,969

		23,299,889

Internet & Direct Marketing Retail—6.0%
Alibaba Group Holding, Ltd. (ADR) (a)	38,538	8,737,721

Internet & Direct Marketing Retail—(Continued)
Amazon.com, Inc. (a)	4,902	15,167,180
Farfetch, Ltd. - Class A (a)	95,786	5,078,574

		28,983,475

IT Services—8.2%
Accenture plc - Class A	35,601	9,834,776
CGI, Inc. (a)	51,300	4,273,163
MasterCard, Inc. - Class A	34,660	12,340,693
Nomura Research Institute, Ltd.	215,500	6,698,342
VeriSign, Inc. (a)	33,137	6,586,310

		39,733,284

Leisure Products—1.8%
Peloton Interactive, Inc. - Class A (a)	78,889	8,870,279

Life Sciences Tools & Services—3.6%
IQVIA Holdings, Inc. (a)	58,770	11,350,838
Mettler-Toledo International, Inc. (a)	5,381	6,218,768

		17,569,606

Machinery—3.3%
Atlas Copco AB - A Shares	105,481	6,422,371
Cummins, Inc.	22,461	5,819,870
Parker-Hannifin Corp.	12,053	3,801,878

		16,044,119

Personal Products—2.1%
Estee Lauder Cos., Inc. (The) - Class A	34,452	10,020,364

Semiconductors & Semiconductor Equipment—7.4%
ASML Holding NV	26,242	16,006,013
Taiwan Semiconductor Manufacturing Co., Ltd.	613,000	12,746,363
Texas Instruments, Inc.	39,054	7,380,816

		36,133,192

Software—3.9%
Dassault Systemes SE	21,836	4,671,833
Descartes Systems Group, Inc. (The) (a)	38,309	2,337,193
Dropbox, Inc. - Class A (a)	299,100	7,974,006
Open Text Corp. (b)	82,500	3,933,636

		18,916,668

Specialty Retail—1.9%
Home Depot, Inc. (The)	30,134	9,198,404

Textiles, Apparel & Luxury Goods—0.7%
Canada Goose Holdings, Inc. (a) (b)	91,832	3,604,737

Total Common Stocks (Cost $222,795,328)		339,868,845

BHFTI-243

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—13.8%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.3%
Boeing Co. (The)
2.196%, 02/04/26	245,000	$244,240
3.100%, 05/01/26	20,000	21,185
3.250%, 02/01/35	5,000	4,846
3.550%, 03/01/38	20,000	19,341
3.625%, 03/01/48	5,000	4,616
3.750%, 02/01/50	15,000	14,368
3.850%, 11/01/48	85,000	82,022
3.950%, 08/01/59	85,000	81,711
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	383,927
TransDigm, Inc.
5.500%, 11/15/27	85,000	87,986
6.500%, 05/15/25	75,000	76,406
7.500%, 03/15/27	5,000	5,325
8.000%, 12/15/25 (144A)	340,000	370,260

		1,396,233

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	200,560	195,373
4.125%, 12/15/27 (144A)	137,025	133,205
American Airlines Group, Inc.
3.750%, 03/01/25 (144A)	10,000	8,531
5.000%, 06/01/22 (144A) (b)	315,000	309,487
American Airlines Pass-Through Trust
3.700%, 10/15/25	89,668	82,361
3.750%, 10/15/25	183,712	172,929
4.950%, 02/15/25	110,713	103,070
5.750%, 04/20/29 (144A)	30,000	31,909
American Airlines, Inc.
5.500%, 04/20/26 (144A)	25,000	26,017
11.750%, 07/15/25 (144A) (b)	655,000	810,228
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	375,196	391,553
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A) (b)	285,000	312,431
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	41,480	43,016
United Airlines Pass-Through Trust
3.650%, 10/07/25	74,306	72,448
5.875%, 10/15/27	253,715	281,292

		2,973,850

Apparel—0.0%
Hanesbrands, Inc. 5.375%, 05/15/25 (144A)	95,000	100,522

Auto Manufacturers—0.7%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	111,594
BMW U.S. Capital LLC
3.150%, 04/18/24 (144A)	195,000	208,267
4.150%, 04/09/30 (144A)	200,000	227,943

Auto Manufacturers—(Continued)
Ford Motor Co. 6.625%, 10/01/28	430,000	492,948
General Motors Co.
5.200%, 04/01/45	200,000	229,642
6.250%, 10/02/43	55,000	70,438
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	92,065
Hyundai Capital America
2.650%, 02/10/25 (144A)	110,000	113,630
2.750%, 09/27/26 (144A)	500,000	518,121
6.375%, 04/08/30 (144A)	175,000	219,690
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	274,236
Kia Motors Corp. 3.000%, 04/25/23 (144A) (b)	380,000	396,458
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	233,018
Toyota Motor Corp. 2.362%, 03/25/31	305,000	306,401

		3,494,451

Auto Parts & Equipment—0.3%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	127,052
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 (b)	440,000	452,650
5.000%, 05/31/26	15,000	15,407
7.000%, 03/15/28	933,000	1,030,965

		1,626,074

Banks—2.2%
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	475,714
Banco Bradesco S.A. 2.850%, 01/27/23 (144A)	200,000	204,200
Banco Santander S.A. 3.125%, 02/23/23	200,000	209,244
Bank of Montreal
0.949%, SOFR + 0.603%, 01/22/27 (c)	500,000	486,965
1.750%, 06/15/21 (144A)	255,000	255,774
Bank of New Zealand 1.000%, 03/03/26 (144A)	250,000	244,956
Bank of Nova Scotia (The)
1.050%, 03/02/26	295,000	290,309
1.900%, 12/02/21 (CAD)	1,000,000	804,257
Barclays plc 3.650%, 03/16/25	225,000	241,823
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	397,816
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	387,609
Credit Agricole S.A.
3.250%, 10/04/24 (144A)	665,000	713,778
4.375%, 03/17/25 (144A)	200,000	219,501

BHFTI-244

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group AG 4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	250,000	$271,956
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	258,228
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	203,942
Itau Unibanco Holding S.A. 2.900%, 01/24/23 (144A) (b)	200,000	204,000
Kreditanstalt fuer Wiederaufbau 1.250%, 08/28/23 (NOK)	4,220,000	498,119
Lloyds Banking Group plc
3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	217,652
4.500%, 11/04/24	200,000	222,310
Nordea Bank Abp 0.750%, 08/28/25 (144A)	410,000	400,610
Royal Bank of Canada
0.875%, 01/20/26 (b)	305,000	299,416
2.250%, 11/01/24	350,000	366,873
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	107,165
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	288,715
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	323,226
TC Ziraat Bankasi AS 5.375%, 03/02/26 (144A)	250,000	231,193
Toronto-Dominion Bank (The) 3.500%, 07/19/23	335,000	358,660
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	382,870
United Overseas Bank, Ltd. 3.200%, 04/23/21 (144A)	735,000	736,040
Westpac Banking Corp. 2.650%, 01/16/30 (b)	400,000	416,107
Woori Bank 5.875%, 04/13/21 (144A)	200,000	200,220

		10,919,248

Beverages—0.1%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	451,699
Diageo Capital plc 2.125%, 04/29/32	200,000	193,124

		644,823

Building Materials—0.3%
Cemex S.A.B. de C.V. 5.700%, 01/11/25	140,000	142,828
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	975,000	987,187
Masco Corp.
6.500%, 08/15/32	8,000	10,360
7.750%, 08/01/29	94,000	124,823

		1,265,198

Chemicals—0.2%
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	200,000	205,484
4.500%, 01/31/30	200,000	200,934
Ecolab, Inc. 4.800%, 03/24/30	20,000	23,925
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	216,515
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	125,000	128,906
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10/04/27	200,000	218,000

		993,764

Commercial Services—0.2%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/31 (144A)	200,000	189,620
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.750%, 07/15/27 (144A) (b)	10,000	10,362
Edenred 1.875%, 03/06/26 (EUR)	200,000	254,581
Holding d’Infrastructures de Transport SAS
0.625%, 03/27/23 (EUR)	100,000	118,415
1.625%, 11/27/27 (EUR)	100,000	124,393
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	85,000	83,147

		780,518

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.450%, 03/15/43	40,000	48,900

Diversified Financial Services—0.6%
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	267,437
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	214,139
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	203,272
Nationstar Mortgage Holdings, Inc. 5.500%, 08/15/28 (144A)	130,000	130,527
Navient Corp. 5.625%, 08/01/33	1,150,000	1,074,503
OneMain Finance Corp.
5.625%, 03/15/23	135,000	142,931
8.250%, 10/01/23	65,000	73,125
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	204,496
Quicken Loans LLC
3.875%, 03/01/31 (144A)	130,000	125,125
5.250%, 01/15/28 (144A)	70,000	73,500
Unifin Financiera S.A.B. de C.V. 7.250%, 09/27/23	245,000	246,470

		2,755,525

BHFTI-245

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.4%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	$21,382
Edison International 4.950%, 04/15/25	20,000	22,324
EDP Finance B.V. 1.710%, 01/24/28 (144A)	205,000	197,606
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	202,500
Enel Chile S.A. 4.875%, 06/12/28	110,000	127,380
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	242,083
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	202,700
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	253,286
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	501,400

		1,770,661

Engineering & Construction—0.1%
Cellnex Telecom S.A. 1.750%, 10/23/30 (EUR)	400,000	464,033
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	42,572

		506,605

Entertainment—0.0%
Scientific Games International, Inc. 7.000%, 05/15/28 (144A)	110,000	117,547

Food—0.3%
BRF S.A. 4.875%, 01/24/30	365,000	372,300
Fonterra Co-operative Group, Ltd. 5.500%, 02/26/24 (AUD)	500,000	431,049
Kraft Heinz Foods Co. 4.375%, 06/01/46	240,000	250,888
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	216,400

		1,270,637

Forest Products & Paper—0.1%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	216,752
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	422,000
Suzano Austria GmbH 3.750%, 01/15/31	60,000	61,726

		700,478

Healthcare-Products—0.1%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	164,599

Healthcare-Products—(Continued)
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	129,662

		294,261

Healthcare-Services—1.1%
Catalent Pharma Solutions, Inc. 3.125%, 02/15/29 (144A)	30,000	28,800
Centene Corp.
2.500%, 03/01/31	160,000	152,803
3.000%, 10/15/30	55,000	54,909
Charles River Laboratories International, Inc.
3.750%, 03/15/29 (144A)	20,000	20,032
4.000%, 03/15/31 (144A)	20,000	20,331
CHS/Community Health Systems, Inc.
5.625%, 03/15/27 (144A)	355,000	371,862
6.000%, 01/15/29 (144A) (b)	190,000	200,925
HCA, Inc.
5.250%, 06/15/49	140,000	171,314
7.500%, 11/06/33	755,000	1,006,324
7.750%, 07/15/36 (b)	1,185,000	1,558,275
Tenet Healthcare Corp.
5.125%, 05/01/25	395,000	400,550
6.125%, 10/01/28 (144A)	585,000	610,594
6.875%, 11/15/31	995,000	1,106,072

		5,702,791

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	242,941

Home Builders—0.1%
Beazer Homes USA, Inc. 7.250%, 10/15/29	465,000	506,850

Insurance—0.6%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	212,822
3.600%, 04/09/29	200,000	214,856
3.900%, 04/06/28 (144A)	260,000	283,512
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	821,818
MGIC Investment Corp. 5.250%, 08/15/28	355,000	368,756
Nationwide Mutual Insurance Co. 4.350%, 04/30/50 (144A)	320,000	335,897
Prudential Financial, Inc. 3.700%, 03/13/51	150,000	158,793
Radian Group, Inc.
4.500%, 10/01/24	70,000	72,821
4.875%, 03/15/27	40,000	42,100
6.625%, 03/15/25	435,000	487,398

		2,998,773

BHFTI-246

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—0.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	$257,476
Baidu, Inc. 3.875%, 09/29/23	200,000	213,848
Expedia Group, Inc.
2.950%, 03/15/31 (144A)	325,000	320,547
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	95,000	93,337
Netflix, Inc.
4.875%, 06/15/30 (144A)	70,000	80,608
5.375%, 11/15/29 (144A)	25,000	29,564
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	200,000	207,479
3.280%, 04/11/24 (144A)	200,000	213,106
Uber Technologies, Inc.
6.250%, 01/15/28 (144A)	90,000	98,028
Weibo Corp. 3.500%, 07/05/24	200,000	210,733

		1,724,726

Investment Companies—0.5%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.375%, 02/01/29 (144A)	1,125,000	1,099,361
Owl Rock Capital Corp. 4.250%, 01/15/26	480,000	503,726
Owl Rock Technology Finance Corp. 4.750%, 12/15/25 (144A)	605,000	647,054

		2,250,141

Leisure Time—0.3%
Carnival Corp. 5.750%, 03/01/27 (144A) (b)	385,000	395,106
NCL Corp., Ltd. 5.875%, 03/15/26 (144A)	365,000	368,650
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	85,000	86,594
Royal Caribbean Cruises, Ltd. 5.500%, 04/01/28 (144A)	450,000	452,250

		1,302,600

Lodging—0.0%
Travel & Leisure Co.
4.625%, 03/01/30 (144A)	30,000	31,097
6.625%, 07/31/26 (144A)	10,000	11,353
6.000%, 04/01/27	10,000	11,075

		53,525

Media—0.6%
AMC Networks, Inc. 4.250%, 02/15/29	45,000	43,763
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	212,394
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A)	620,000	621,376

Media—(Continued)
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	210,250
DISH DBS Corp. 5.875%, 11/15/24	475,000	496,765
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	211,884
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	120,000	120,900
8.375%, 05/01/27	290,000	311,025
Time Warner Cable LLC
4.500%, 09/15/42	45,000	48,096
5.500%, 09/01/41	30,000	35,507
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	243,081

		2,555,041

Mining—0.5%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	200,000	195,730
5.625%, 04/01/30 (144A)	200,000	238,805
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	292,778
FMG Resources Pty, Ltd. 4.375%, 04/01/31 (144A)	85,000	86,541
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	344,744
5.000%, 09/01/27	360,000	382,536
5.400%, 11/14/34	205,000	244,055
5.450%, 03/15/43	270,000	324,810
Glencore Funding LLC 1.625%, 09/01/25 (144A)	410,000	409,857

		2,519,856

Multi-National—0.2%
International Bank for Reconstruction & Development 2.200%, 01/18/22 (CAD)	640,000	517,169
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	582,287

		1,099,456

Oil & Gas—0.7%
BP Capital Markets America, Inc. 3.216%, 11/28/23	175,000	186,580
Continental Resources, Inc. 3.800%, 06/01/24	30,000	30,750
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	200,000
Ecopetrol S.A. 5.875%, 05/28/45	325,000	346,775
Equinor ASA 3.625%, 04/06/40	355,000	377,742
Occidental Petroleum Corp.
6.625%, 09/01/30	280,000	314,664
8.875%, 07/15/30	220,000	277,420

BHFTI-247

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petrobras Global Finance B.V. 5.999%, 01/27/28	315,000	$346,103
Petroleos Mexicanos 5.950%, 01/28/31	450,000	432,000
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	222,140
Range Resources Corp.
4.875%, 05/15/25 (b)	130,000	128,700
5.000%, 03/15/23 (b)	86,000	87,397
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	364,109

		3,314,380

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	554,950

Packaging & Containers—0.1%
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A)	475,000	500,531
6.625%, 05/13/27 (144A)	75,000	81,534
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	118,091

		700,156

Pharmaceuticals—0.2%
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	250,000	269,425
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/01/26	140,000	133,875
4.100%, 10/01/46	630,000	553,171

		956,471

Pipelines—0.2%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	424,462
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	127,331
Enbridge, Inc. 2.900%, 07/15/22	125,000	128,542
EnLink Midstream Partners L.P. 4.150%, 06/01/25	50,000	48,886
MPLX L.P.
4.500%, 07/15/23	10,000	10,772
4.875%, 06/01/25	40,000	45,054
New Fortress Energy, Inc. 6.750%, 09/15/25 (144A)	145,000	148,973

		934,020

Real Estate—0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	231,144

Real Estate Investment Trusts—0.4%
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	565,000	572,034
iStar, Inc.
4.250%, 08/01/25	155,000	156,069
4.750%, 10/01/24	35,000	36,414
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	374,270
0.375%, 02/06/28 (EUR)	110,000	129,582
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	196,030
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	168,546
Service Properties Trust
3.950%, 01/15/28	5,000	4,612
4.350%, 10/01/24 (b)	55,000	54,678
4.500%, 06/15/23	15,000	15,238
4.650%, 03/15/24	10,000	10,000
4.750%, 10/01/26	5,000	4,875
4.950%, 02/15/27	25,000	24,719

		1,747,067

Retail—0.2%
Michaels Stores, Inc. 8.000%, 07/15/27 (144A)	665,000	734,825
Walmart, Inc. 3.700%, 06/26/28	235,000	264,302
Yum! Brands, Inc. 4.625%, 01/31/32	175,000	178,501

		1,177,628

Semiconductors—0.1%
Broadcom, Inc. 5.000%, 04/15/30	85,000	96,876
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	283,679

		380,555

Telecommunications—1.0%
America Movil S.A.B. de C.V.
2.125%, 03/10/28 (EUR)	235,000	307,166
2.875%, 05/07/30	200,000	204,050
AT&T, Inc.
3.650%, 09/15/59 (144A)	147,000	134,368
3.800%, 12/01/57 (144A)	90,000	85,625
British Telecommunications plc 3.250%, 11/08/29 (144A)	200,000	209,171
Cincinnati Bell, Inc. 8.000%, 10/15/25 (144A)	15,000	15,955
KT Corp. 2.500%, 07/18/26 (144A)	210,000	219,990
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A)	180,000	200,156
6.625%, 10/15/26	180,000	191,736

BHFTI-248

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24	200,000	$209,000
4.755%, 11/11/24 (144A)	400,000	418,000
Ooredoo International Finance, Ltd. 2.625%, 04/08/31	250,000	247,305
T-Mobile USA, Inc.
3.375%, 04/15/29	760,000	765,700
3.500%, 04/15/31	375,000	377,812
3.875%, 04/15/30 (144A)	355,000	385,303
Telefonica Emisiones S.A. 1.495%, 09/11/25 (EUR)	200,000	248,999
Turk Telekomunikasyon 6.875%, 02/28/25	360,000	382,159
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	216,901

		4,819,396

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	155,105

Total Corporate Bonds & Notes (Cost $61,983,333)		67,586,867

Foreign Government—9.7%

Banks—0.1%
Corp. Financiera de Desarrollo S.A. 2.400%, 09/28/27 (144A)	365,000	359,711

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	267,623

Regional Government—0.3%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	1,096,233
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	252,850

		1,349,083

Sovereign—9.1%
Australia Government Bond 5.500%, 04/21/23 (AUD)	950,000	801,309
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	2,451,000	454,673
Brazilian Government International Bonds
4.500%, 05/30/29	340,000	349,574
4.625%, 01/13/28	290,000	306,417
Canadian Government Bonds
0.500%, 03/01/22 (CAD)	535,000	427,131
0.750%, 09/01/21 (CAD)	3,205,000	2,557,140
1.750%, 05/01/21 (CAD)	3,480,000	2,773,089
Chile Government International Bond 2.550%, 01/27/32	350,000	352,695

Sovereign—(Continued)
China Government Bonds
2.200%, 07/27/25 (CNY)	11,000,000	1,640,351
3.390%, 05/21/25 (CNY)	1,000,000	156,381
3.900%, 07/04/36 (CNY)	3,000,000	496,142
4.000%, 11/30/35 (CNY)	7,500,000	1,258,158
Colombia Government International Bond 3.875%, 04/25/27	200,000	214,066
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	370,209
7.500%, 08/26/26 (COP)	4,868,600,000	1,436,785
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	237,350
4.875%, 09/23/32 (144A) (b)	150,000	153,000
6.000%, 07/19/28 (144A)	200,000	225,300
8.625%, 04/20/27 (144A)	200,000	243,000
Egypt Government International Bonds
5.250%, 10/06/25	200,000	206,632
7.625%, 05/29/32	200,000	204,540
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	203,270
Export-Import Bank of India 2.250%, 01/13/31 (144A) (b)	310,000	282,272
Export-Import Bank of Korea
3.000%, 11/01/22	200,000	207,820
6.750%, 08/09/22 (INR)	17,900,000	248,089
6.900%, 02/07/23 (INR)	70,500,000	982,957
French Republic Government Bond OAT 4.250%, 10/25/23 (EUR)	390,000	515,314
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	203,605
2.875%, 07/08/21 (144A) (EUR)	220,000	259,413
4.125%, 01/15/25 (144A)	200,000	219,051
4.200%, 10/15/50 (b)	200,000	218,950
4.750%, 01/08/26 (144A)	200,000	226,358
4.750%, 01/08/26	200,000	226,360
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	382,970
7.500%, 05/15/38 (IDR)	6,358,000,000	439,562
Ireland Government Bond
Zero Coupon, 10/18/31 (EUR)	405,000	472,185
3.400%, 03/18/24 (EUR)	65,000	85,222
Israel Government Bond - Fixed 1.000%, 03/31/30 (ILS)	2,675,000	793,514
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30 (EUR)	895,000	1,123,517
2.000%, 02/01/28 (EUR)	325,000	425,265
2.500%, 11/15/25 (EUR)	605,000	792,635
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	335,000,000	2,915,022
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (d)	84,000,165	764,555
Korea Treasury Bonds
0.875%, 12/10/23 (KRW)	500,000,000	438,923
1.125%, 09/10/25 (KRW)	500,000,000	433,422
1.500%, 12/10/30 (KRW)	1,120,530,000	941,746
2.000%, 09/10/22 (KRW)	380,000,000	341,258

BHFTI-249

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Malaysia Government Bond 3.480%, 03/15/23 (MYR)	3,295,000	$814,989
Mexican Bonos
5.750%, 03/05/26 (MXN)	24,011,500	1,164,786
7.500%, 06/03/27 (MXN)	8,252,400	430,007
8.000%, 12/07/23 (MXN)	1,835,000	95,695
8.500%, 05/31/29 (MXN)	14,420,800	791,717
Mexico Government International Bonds
3.250%, 04/16/30	335,000	337,811
4.000%, 03/15/15 (EUR)	100,000	125,913
New Zealand Government Bond
1.500%, 05/15/31 (NZD)	690,000	467,608
3.000%, 04/20/29 (NZD)	455,000	353,232
Norway Government Bond 2.000%, 05/24/23 (144A) (NOK)	1,477,000	178,003
Panama Government International Bond 2.252%, 09/29/32	395,000	375,451
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	226,002
Peruvian Government International Bond 2.392%, 01/23/26	125,000	128,652
Poland Government Bond 3.250%, 07/25/25 (PLN)	1,445,000	405,385
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	292,169
Republic of Poland Government Bond 1.250%, 10/25/30 (PLN)	3,000,000	737,810
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	887,945
Romania Government Bond 4.150%, 10/24/30 (RON)	3,345,000	858,790
Singapore Government Bonds
0.500%, 11/01/25 (SGD)	1,200,000	874,496
2.750%, 07/01/23 (SGD)	515,000	401,028
South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	644,894
8.875%, 02/28/35 (ZAR)	5,960,000	342,641
Spain Government Bonds
0.750%, 07/30/21 (EUR)	185,000	217,841
1.600%, 04/30/25 (144A) (EUR)	180,000	228,133
1.950%, 07/30/30 (144A) (EUR)	310,000	421,189
2.700%, 10/31/48 (144A) (EUR)	265,000	420,251
4.400%, 10/31/23 (144A) (EUR)	525,000	693,783
Turkey Government International Bonds
5.250%, 03/13/30	950,000	842,175
7.625%, 04/26/29 (b)	200,000	205,440
United Kingdom Gilt
1.500%, 07/22/26 (GBP)	640,000	932,836
2.750%, 09/07/24 (GBP)	215,000	322,356
4.250%, 06/07/32 (GBP)	125,000	232,151
Uruguay Government International Bond 4.375%, 01/23/31	170,000	197,173

		44,655,549

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	363,637

Total Foreign Government (Cost $46,642,801)		46,995,603

U.S. Treasury & Government Agencies—4.3%

U.S. Treasury—4.3%
U.S. Treasury Bond 1.250%, 05/15/50	2,900,000	2,188,481
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (d)	247,356	254,380
0.375%, 07/15/27 (d)	1,090,584	1,209,462
0.625%, 04/15/23 (d)	2,474,456	2,632,589
U.S. Treasury Notes
0.125%, 12/31/22	1,510,000	1,509,351
0.125%, 01/31/23	3,500,000	3,498,359
0.125%, 10/15/23	1,615,000	1,609,701
0.125%, 12/15/23	4,625,000	4,604,585
0.750%, 03/31/26	1,905,000	1,888,480
1.625%, 08/15/29	1,310,000	1,314,657

Total U.S. Treasury & Government Agencies (Cost $20,955,873)		20,710,045

Convertible Bonds—1.0%

Airlines—0.1%
JetBlue Airways Corp. 0.500%, 04/01/26	35,000	38,458
Southwest Airlines Co. 1.250%, 05/01/25	155,000	266,116

		304,574

Biotechnology—0.0%
Halozyme Therapeutics, Inc. 0.250%, 03/01/27 (144A)	45,000	40,978
Livongo Health, Inc. 0.875%, 06/01/25 (144A)	55,000	93,258

		134,236

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24	160,000	163,420

Energy-Alternate Sources—0.0%
Sunrun, Inc. Zero Coupon, 02/01/26 (144A) (b)	25,000	22,454

Entertainment—0.1%
Marriott Vacations Worldwide Corp. Zero Coupon, 01/15/26 (144A)	255,000	302,016

BHFTI-250

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 06/01/27 (144A)	775,000	$861,257

Internet—0.2%
Expedia Group, Inc. Zero Coupon, 02/15/26 (144A) (b)	265,000	289,247
Palo Alto Networks, Inc. 0.375%, 06/01/25 (144A)	45,000	55,575
Twitter, Inc. Zero Coupon, 03/15/26	75,000	70,875
Uber Technologies, Inc. Zero Coupon, 12/15/25 (144A)	355,000	372,972

		788,669

Leisure Time—0.0%
Peloton Interactive, Inc. Zero Coupon, 02/15/26 (144A)	25,000	23,641

Media—0.4%
DISH Network Corp. Zero Coupon, 12/15/25 (144A)	315,000	333,270
3.375%, 08/15/26	1,900,000	1,826,470

		2,159,740

Total Convertible Bonds (Cost $4,856,886)		4,760,007

Municipals—0.1%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $659,815)	660,000	692,650

Convertible Preferred Stock—0.1%

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28 (b) (Cost $264,976)	5,754	288,448

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	188,656	154,081

Total Mortgage-Backed Securities (Cost $176,052)		154,081

Short-Term Investment—1.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $6,599,551; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/23, with a market value of $6,731,617.	6,599,551	6,599,551

Total Short-Term Investments (Cost $6,599,551)		6,599,551

Securities Lending Reinvestments (e) — 2.2%

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $1,241,617; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $1,266,449.	1,241,617	1,241,617
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $500,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $102,000.	100,000	100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $700,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $774,228.	700,000	700,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $500,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $553,020.	500,000	500,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,200,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $2,244,000.	2,200,000	2,200,000

BHFTI-251

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,700,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $1,886,859.	1,700,000	$1,700,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $500,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $554,958.	500,000	500,000

		7,441,617

Mutual Funds—0.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (f)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.010% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (f)	1,000,000	1,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	1,000,000	1,000,000

		3,500,000

Total Securities Lending Reinvestments (Cost $10,941,617)		10,941,617

Total Investments—102.4% (Cost $375,876,232)		498,597,714
Other assets and liabilities (net)—(2.4)%		(11,733,044)

Net Assets—100.0%		$486,864,670

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $15,468,304 and the collateral received consisted of cash in the amount of $10,941,617 and non-cash collateral with a value of $4,876,942. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $36,116,597, which is 7.4% of net assets.

Country Diversification as of March 31, 2021 (Unaudited)	% of Net Assets
United States	61.1
United Kingdom	5.6
Canada	5.0
Netherlands	3.4
China	2.8
Taiwan	2.6
Japan	2.1
France	1.6
Sweden	1.3
India	1.3

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	14,207,000	MSC	06/16/21	USD	17,133,433	$(447,940)
GBP	796,000	UBSA	06/16/21	USD	1,105,369	(7,768)
JPY	1,176,000,000	CSI	06/16/21	USD	10,811,696	(183,264)
KRW	813,000,000	BOA	06/16/21	USD	715,216	3,107

Contracts to Deliver
BRL	3,300,000	BOA	06/02/21	USD	583,348	(751)
CAD	7,552,000	UBSA	06/16/21	USD	5,993,270	(16,712)
COP	7,721,975,000	CSI	06/16/21	USD	2,159,117	54,197
IDR	4,981,000,000	UBSA	06/16/21	USD	345,263	4,173
MXN	18,936,000	BOA	06/16/21	USD	890,653	(28,625)
NZD	660,000	MSC	06/16/21	USD	472,580	11,713
ZAR	15,585,000	CBNA	06/17/21	USD	1,001,253	(44,611)

BHFTI-252

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	368,612	MSC	06/16/21	NOK	3,786,000	$(9,709)

Net Unrealized Depreciation						$(666,190)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RON)—	New Romanian Leu
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,535,634	$—	$—	$7,535,634
Banks	7,332,769	5,652,686	—	12,985,455
Capital Markets	14,167,104	3,103,047	—	17,270,151
Chemicals	21,037,316	—	—	21,037,316
Commercial Services & Supplies	3,974,257	—	—	3,974,257
Electronic Equipment, Instruments & Components	—	3,454,069	—	3,454,069
Food & Staples Retailing	8,718,240	—	—	8,718,240
Health Care Equipment & Supplies	16,095,272	—	—	16,095,272
Health Care Providers & Services	10,651,248	—	—	10,651,248

BHFTI-253

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$11,274,246	$—	$—	$11,274,246
Industrial Conglomerates	10,051,233	—	—	10,051,233
Insurance	—	4,447,707	—	4,447,707
Interactive Media & Services	23,299,889	—	—	23,299,889
Internet & Direct Marketing Retail	28,983,475	—	—	28,983,475
IT Services	33,034,942	6,698,342	—	39,733,284
Leisure Products	8,870,279	—	—	8,870,279
Life Sciences Tools & Services	17,569,606	—	—	17,569,606
Machinery	9,621,748	6,422,371	—	16,044,119
Personal Products	10,020,364	—	—	10,020,364
Semiconductors & Semiconductor Equipment	7,380,816	28,752,376	—	36,133,192
Software	14,244,835	4,671,833	—	18,916,668
Specialty Retail	9,198,404	—	—	9,198,404
Textiles, Apparel & Luxury Goods	3,604,737	—	—	3,604,737
Total Common Stocks	276,666,414	63,202,431	—	339,868,845
Total Corporate Bonds & Notes*	—	67,586,867	—	67,586,867
Total Foreign Government*	—	46,995,603	—	46,995,603
Total U.S. Treasury & Government Agencies*	—	20,710,045	—	20,710,045
Total Convertible Bonds*	—	4,760,007	—	4,760,007
Total Municipals*	—	692,650	—	692,650
Total Convertible Preferred Stock*	288,448	—	—	288,448
Total Mortgage-Backed Securities*	—	154,081	—	154,081
Total Short-Term Investment*	—	6,599,551	—	6,599,551
Securities Lending Reinvestments
Repurchase Agreements	—	7,441,617	—	7,441,617
Mutual Funds	3,500,000	—	—	3,500,000
Total Securities Lending Reinvestments	3,500,000	7,441,617	—	10,941,617
Total Investments	$280,454,862	$218,142,852	$—	$498,597,714

Collateral for Securities Loaned (Liability)	$—	$(10,941,617)	$—	$(10,941,617)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$73,190	$—	$73,190
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(739,380)	—	(739,380)
Total Forward Contracts	$—	$(666,190)	$—	$(666,190)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-254

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.2%
Boeing Co. (The) (a)	588,251	$149,839,295

Air Freight & Logistics—2.4%
Expeditors International of Washington, Inc.	658,930	70,960,172

Beverages—3.3%
Monster Beverage Corp. (a)	1,045,037	95,192,420

Biotechnology—2.3%
Regeneron Pharmaceuticals, Inc. (a)	142,627	67,482,539

Capital Markets—2.7%
FactSet Research Systems, Inc.	122,094	37,676,987
SEI Investments Co.	689,714	42,024,274

		79,701,261

Communications Equipment—1.8%
Cisco Systems, Inc.	1,014,356	52,452,349

Energy Equipment & Services—1.4%
Schlumberger NV	1,513,622	41,155,382

Entertainment—3.8%
Walt Disney Co. (The) (a)	593,925	109,591,041

Health Care Equipment & Supplies—1.2%
Intuitive Surgical, Inc. (a)	48,317	35,703,364

Health Care Technology—1.4%
Cerner Corp.	555,879	39,956,583

Hotels, Restaurants & Leisure—4.6%
Starbucks Corp.	676,235	73,892,199
Yum China Holdings, Inc.	434,595	25,732,370
Yum! Brands, Inc.	321,346	34,763,210

		134,387,779

Household Products—1.3%
Colgate-Palmolive Co.	478,346	37,708,015

Interactive Media & Services—12.3%
Alphabet, Inc. - Class A (a)	44,583	91,953,329
Alphabet, Inc. - Class C (a)	44,707	92,482,242
Facebook, Inc. - Class A (a)	588,842	173,431,634

		357,867,205

Internet & Direct Marketing Retail—11.1%
Alibaba Group Holding, Ltd. (ADR) (a)	571,954	129,679,130
Amazon.com, Inc. (a)	62,982	194,871,347

		324,550,477

IT Services—6.1%
Automatic Data Processing, Inc.	109,676	20,670,636
Security Description	Shares/ Principal Amount*	Value

IT Services—(Continued)
Visa, Inc. - A Shares (b)	744,327	157,596,355

		178,266,991

Life Sciences Tools & Services—2.3%
Illumina, Inc. (a)	177,310	68,097,679

Machinery—5.3%
Deere & Co.	412,103	154,184,216

Pharmaceuticals—6.2%
Novartis AG (ADR)	1,012,790	86,573,289
Novo Nordisk A/S (ADR) (b)	348,116	23,469,981
Roche Holding AG (ADR)	1,710,779	69,389,196

		179,432,466

Semiconductors & Semiconductor Equipment—6.9%
NVIDIA Corp.	252,216	134,665,689
QUALCOMM, Inc.	505,490	67,022,919

		201,688,608

Software—17.8%
Autodesk, Inc. (a)	489,445	135,649,682
Microsoft Corp.	501,504	118,239,598
Oracle Corp.	1,617,495	113,499,624
Salesforce.com, Inc. (a)	493,948	104,652,763
Workday, Inc. - Class A (a)	183,777	45,655,720

		517,697,387

Total Common Stocks (Cost $2,018,359,293)		2,895,915,229

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $18,667,501; collateralized by U.S. Treasury Note at 2.500%, maturing 08/15/23, with a market value of $19,040,899.	18,667,501	18,667,501

Total Short-Term Investments (Cost $18,667,501)		18,667,501

Securities Lending Reinvestments (c)—3.7%

Certificates of Deposit—0.6%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,044
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (d)	2,000,000	2,000,380
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	5,000,000	4,999,950

BHFTI-255

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/05/21	999,481	$999,860
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (d)	3,000,000	3,000,540
Sumitomo Mitsui Banking Corp.
0.270%, 05/04/21	2,000,000	2,000,246
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (d)	3,000,000	2,999,735

		18,000,755

Commercial Paper—0.1%
Antalis S.A. 0.230%, 04/05/21	1,998,837	1,999,950

Repurchase Agreements—2.7%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $10,000,428; collateralized by various Common Stock with an aggregate market value of $11,111,315.	10,000,000	10,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $3,288,608; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $3,354,380.	3,288,608	3,288,608
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $4,001,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $4,192,554.	4,000,000	4,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,400,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $400,002; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $408,001.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $9,000,050; collateralized by various Common Stock with an aggregate market value of $10,000,167.	9,000,000	9,000,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $10,000,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $11,060,405.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $6,000,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $6,636,242.	6,000,000	6,000,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $7,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $7,140,001.	7,000,000	7,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $4,001,361; collateralized by various Common Stock with an aggregate market value of $4,444,488.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $4,000,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,439,667.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $14,000,074; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $15,538,836.	14,000,000	14,000,000

		78,088,608

Mutual Funds—0.3%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $108,088,358)		108,089,313

Total Investments—103.7% (Cost $2,145,115,152)		3,022,672,043
Other assets and liabilities (net)—(3.7)%		(107,850,492)

Net Assets—100.0%		$2,914,821,551

BHFTI-256

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $105,825,854 and the collateral received consisted of cash in the amount of $108,086,926. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,895,915,229	$—	$—	$2,895,915,229
Total Short-Term Investment*	—	18,667,501	—	18,667,501
Securities Lending Reinvestments
Certificates of Deposit	—	18,000,755	—	18,000,755
Commercial Paper	—	1,999,950	—	1,999,950
Repurchase Agreements	—	78,088,608	—	78,088,608
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	98,089,313	—	108,089,313
Total Investments	$2,905,915,229	$116,756,814	$—	$3,022,672,043

Collateral for Securities Loaned (Liability)	$—	$(108,086,926)	$—	$(108,086,926)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-257

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—75.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.5%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	63,584,402	$708,966,087
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,452,865	95,959,243
MetLife MSCI EAFE Index Portfolio (Class A) (a)	12,908,012	198,396,142
MetLife Russell 2000 Index Portfolio (Class A) (a)	1,737,025	43,790,395
MetLife Stock Index Portfolio (Class A) (a)	5,134,254	330,235,195

Total Mutual Funds (Cost $1,203,167,382)		1,377,347,062

Short-Term Investments—24.5%

Discount Note—3.0%
Federal Home Loan Bank 0.059%, 04/30/21 (b)	55,200,000	55,200,000

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $645,650; collateralized by U.S. Treasury Note at 0.250%, maturing 06/15/23, with a market value of $658,628.	645,650	645,650

U.S. Treasury—21.5%
U.S. Treasury Bills
0.035%, 09/09/21 (b)	72,000,000	71,992,352

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.037%, 06/03/21 (b)	23,000,000	22,999,396
0.063%, 05/27/21 (b) (c) (d)	154,600,000	154,596,995
0.072%, 04/13/21 (b)	142,000,000	141,999,763

		391,588,506

Total Short-Term Investments (Cost $447,411,407)		447,434,156

Total Investments—100.0% (Cost $1,650,578,789)		1,824,781,218
Other assets and liabilities (net)—0.0%		(345,315)

Net Assets—100.0%		$1,824,435,903

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $25,499,504.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2021, the market value of securities pledged was $25,999,495.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/18/21	1,029	USD	112,778,400	$(456,700)
Russell 2000 Index E-Mini Futures	06/18/21	385	USD	42,783,125	(2,437,628)
S&P 500 Index E-Mini Futures	06/18/21	859	USD	170,399,830	1,478,537
S&P Midcap 400 Index E-Mini Futures	06/18/21	203	USD	52,887,590	(712,715)

Net Unrealized Depreciation					$(2,128,506)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	0.770%	Semi-Annually	01/15/31	USD	83,000,000	$(7,723,001)	$(112,408)	$(7,610,593)
Pay	3M LIBOR	Quarterly	0.950%	Semi-Annually	03/10/31	USD	83,000,000	(6,516,396)	(46,004)	(6,470,392)
Pay	3M LIBOR	Quarterly	1.010%	Semi-Annually	02/12/31	USD	83,000,000	(5,969,435)	(11,929)	(5,957,506)
Pay	3M LIBOR	Quarterly	1.140%	Semi-Annually	04/22/31	USD	83,000,000	(5,168,709)	(79,145)	(5,089,564)
Pay	3M LIBOR	Quarterly	1.270%	Semi-Annually	05/14/31	USD	83,000,000	(4,309,999)	(98,459)	(4,211,540)
Pay	3M LIBOR	Quarterly	1.600%	Semi-Annually	06/11/31	USD	85,000,000	(1,687,301)	125,466	(1,812,767)

Totals								$(31,374,841)	$(222,479)	$(31,152,362)

BHFTI-258

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$1,377,347,062	$—	$—	$1,377,347,062
Total Short-Term Investments*	—	447,434,156	—	447,434,156
Total Investments	$1,377,347,062	$447,434,156	$—	$1,824,781,218

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,478,537	$—	$—	$1,478,537
Futures Contracts (Unrealized Depreciation)	(3,607,043)	—	—	(3,607,043)
Total Futures Contracts	$(2,128,506)	$—	$—	$(2,128,506)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(31,152,362)	$—	$(31,152,362)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-259

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—2.8%
APA Group	904,575	$6,894,609
Brambles, Ltd.	1,740,303	14,014,553
carsales.com, Ltd.	247,051	3,355,478
Macquarie Group, Ltd.	123,231	14,288,067
Oil Search, Ltd.	2,756,158	8,557,894
Seek, Ltd. (a)	194,969	4,234,173

		51,344,774

Belgium—0.9%
KBC Group NV (a)	220,775	16,031,639

Canada—2.0%
Constellation Software, Inc.	8,518	11,895,783
Ritchie Bros Auctioneers, Inc. (b)	266,032	15,576,219
TC Energy Corp.	211,084	9,676,573
Topicus.com, Inc. (a)	16,049	1,054,098

		38,202,673

China—4.2%
51job, Inc. (ADR) (a)	89,999	5,633,938
China Resources Gas Group, Ltd.	1,734,424	9,642,465
ESR Cayman, Ltd. (a) (b)	2,747,200	9,030,896
NetEase, Inc. (ADR)	221,702	22,892,949
Tencent Holdings, Ltd.	247,100	19,480,616
Yum China Holdings, Inc.	196,458	11,632,278

		78,313,142

Denmark—2.7%
Novo Nordisk A/S - Class B	600,895	40,579,587
Orsted A/S	64,000	10,354,240

		50,933,827

France—9.4%
BNP Paribas S.A. (a)	544,932	33,110,121
Danone S.A.	267,104	18,327,164
EssilorLuxottica S.A.	90,250	14,698,615
Legrand S.A.	224,541	20,891,327
LVMH Moet Hennessy Louis Vuitton SE	59,288	39,509,015
Schneider Electric SE	316,999	48,432,922

		174,969,164

Germany—8.2%
Adidas AG (a)	70,362	21,964,022
Bayer AG	200,209	12,669,346
Continental AG	90,373	11,936,027
E.ON SE	849,443	9,884,425
GEA Group AG	388,186	15,910,378
Grand City Properties S.A. (b)	887,908	22,242,473
LEG Immobilien SE	160,884	21,160,506
MTU Aero Engines AG	38,349	9,025,900
Scout24 AG	124,862	9,474,195
Symrise AG	158,851	19,259,860

		153,527,132

Greece—0.5%
Hellenic Telecommunications Organization S.A.	568,952	9,130,235

Hong Kong—4.6%
AIA Group, Ltd.	2,890,228	35,161,074
CLP Holdings, Ltd.	1,019,000	9,900,048
Hong Kong Exchanges and Clearing, Ltd.	262,400	15,517,021
Techtronic Industries Co., Ltd.	1,493,500	25,673,525

		86,251,668

India—1.1%
HDFC Bank, Ltd. (a)	1,018,760	20,743,138

Ireland—2.8%
AIB Group plc (a)	5,280,259	13,729,108
Bank of Ireland Group plc (a)	2,818,076	13,984,770
Flutter Entertainment plc (a)	79,577	17,014,354
Ryanair Holdings plc (ADR) (a)	59,132	6,800,180

		51,528,412

Italy—0.5%
Eni S.p.A.	814,599	10,047,336

Japan—20.9%
Daikin Industries, Ltd.	147,500	29,865,465
Fujitsu, Ltd.	116,200	16,865,668
Hitachi, Ltd. (b)	581,900	26,433,688
Idemitsu Kosan Co., Ltd. (b)	408,000	10,515,244
Japan Tobacco, Inc.	563,631	10,838,547
Kansai Paint Co., Ltd.	391,400	10,484,449
Kao Corp.	234,200	15,514,760
KDDI Corp.	622,200	19,118,442
Koito Manufacturing Co., Ltd.	256,500	17,293,154
Kubota Corp.	1,113,400	25,424,829
Kyocera Corp. (b)	193,400	12,313,976
Kyowa Kirin Co., Ltd.	767,900	23,017,836
Mitsubishi UFJ Financial Group, Inc.	3,439,900	18,355,466
Nintendo Co., Ltd.	10,900	6,101,244
Nitto Denko Corp.	205,200	17,616,995
Nomura Research Institute, Ltd.	448,700	13,946,848
Persol Holdings Co., Ltd. (b)	285,700	5,617,562
Santen Pharmaceutical Co., Ltd.	1,302,500	17,956,956
SMC Corp.	36,100	21,062,665
SoftBank Group Corp.	227,500	19,289,026
Sugi Holdings Co., Ltd.	93,700	7,436,960
Terumo Corp.	337,300	12,226,720
TOTO, Ltd. (b)	59,800	3,691,509
Toyota Industries Corp. (b)	157,200	14,056,457
USS Co., Ltd. (b)	350,000	6,858,757
Yamaha Corp. (b)	133,500	7,267,854

		389,171,077

Netherlands—7.1%
Akzo Nobel NV	230,667	25,777,797
Euronext NV	164,916	16,615,476
ING Groep NV	1,328,916	16,308,402

BHFTI-260

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Koninklijke Philips NV (a)	531,798	$30,362,210
NXP Semiconductors NV	89,963	18,113,151
Wolters Kluwer NV	288,231	25,055,444

		132,232,480

Portugal—0.7%
Galp Energia SGPS S.A.	1,192,198	13,856,284

South Africa—0.6%
Naspers, Ltd. - N Shares	45,703	10,960,192

South Korea—1.6%
NAVER Corp.	43,149	14,432,256
Samsung Electronics Co., Ltd.	201,098	14,525,535

		28,957,791

Spain—2.3%
Amadeus IT Group S.A. (a)	216,122	15,298,525
Cellnex Telecom S.A.	141,194	8,130,727
Iberdrola S.A.	1,529,017	19,712,898

		43,142,150

Sweden—0.2%
Tele2 AB - B Shares	250,870	3,384,142

Switzerland—11.8%
Cie Financiere Richemont S.A. - Class A	132,202	12,694,803
Credit Suisse Group AG	976,046	10,304,853
Julius Baer Group, Ltd.	252,615	16,140,937
Nestle S.A.	476,897	53,152,710
Roche Holding AG	165,356	53,449,600
Schindler Holding AG (Participation Certificate)	64,519	18,952,907
Sika AG	73,058	20,868,461
UBS Group AG	985,252	15,254,914
Zurich Insurance Group AG	45,891	19,569,096

		220,388,281

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	779,468	16,207,802

Thailand—0.4%
Advanced Info Service PCL (NVDR)	1,419,400	7,880,509

United Kingdom—9.5%
Beazley plc (a)	502,941	2,439,980
British American Tobacco plc	584,006	22,337,709
Burberry Group plc (a)	233,804	6,121,296
Cairn Energy plc	2,767,388	6,494,195
Croda International plc	239,364	20,951,220
Diageo plc	737,003	30,309,905
Hiscox, Ltd. (a)	548,994	6,513,079
Linde plc	163,644	45,832,244
Natwest Group plc	4,837,256	13,090,428

United Kingdom—(Continued)
Ocado Group plc (a)	130,284	3,655,651
Reckitt Benckiser Group plc	205,037	18,369,443

		176,115,150

United States—3.5%
Aon plc - Class A	123,081	28,322,169
Cadence Design Systems, Inc. (a)	78,466	10,749,057
EPAM Systems, Inc. (a)	39,937	15,842,609
QIAGEN NV (a)	196,310	9,503,416

		64,417,251

Total Common Stocks (Cost $1,376,112,102)		1,847,736,249

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. (a) (Cost $0)	298,538	113,711

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $9,850,489; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/23, with a market value of $10,047,591.	9,850,489	9,850,489

Total Short-Term Investments (Cost $9,850,489)		9,850,489

Securities Lending Reinvestments (c)—1.2%

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $179,907; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $183,505.	179,907	179,907
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $1,100,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $300,001; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $306,001.	300,000	300,000

BHFTI-261

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $500,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $553,020.	500,000	$500,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,500,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,659,061.	1,500,000	1,500,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,109,703.	1,000,000	1,000,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $100,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $110,992.	100,000	100,000

		8,679,907

Time Deposits—0.1%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		3,000,000

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (d)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (d)	2,500,000	2,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (d)	4,000,000	4,000,000

		10,500,000

Total Securities Lending Reinvestments (Cost $22,179,907)		22,179,907

Total Investments—100.9% (Cost $1,408,142,498)		1,879,880,356
Other assets and liabilities (net)—(0.9)%		(17,576,860)

Net Assets—100.0%		$1,862,303,496

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $31,661,810 and the collateral received consisted of cash in the amount of $22,179,907 and non-cash collateral with a value of $11,235,786. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Chemicals	8.6
Pharmaceuticals	7.9
Banks	7.8
Machinery	5.8
Textiles, Apparel & Luxury Goods	5.1
Insurance	4.9
Capital Markets	4.7
Food Products	3.8
Electrical Equipment	3.7
IT Services	3.3

Glossary of Abbreviations

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt

BHFTI-262

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$51,344,774	$—	$51,344,774
Belgium	—	16,031,639	—	16,031,639
Canada	38,202,673	—	—	38,202,673
China	40,159,165	38,153,977	—	78,313,142
Denmark	—	50,933,827	—	50,933,827
France	—	174,969,164	—	174,969,164
Germany	—	153,527,132	—	153,527,132
Greece	—	9,130,235	—	9,130,235
Hong Kong	—	86,251,668	—	86,251,668
India	—	20,743,138	—	20,743,138
Ireland	6,800,180	44,728,232	—	51,528,412
Italy	—	10,047,336	—	10,047,336
Japan	—	389,171,077	—	389,171,077
Netherlands	18,113,151	114,119,329	—	132,232,480
Portugal	—	13,856,284	—	13,856,284
South Africa	—	10,960,192	—	10,960,192
South Korea	—	28,957,791	—	28,957,791
Spain	—	43,142,150	—	43,142,150
Sweden	—	3,384,142	—	3,384,142
Switzerland	—	220,388,281	—	220,388,281
Taiwan	—	16,207,802	—	16,207,802
Thailand	7,880,509	—	—	7,880,509
United Kingdom	—	176,115,150	—	176,115,150
United States	54,913,835	9,503,416	—	64,417,251
Total Common Stocks	166,069,513	1,681,666,736	—	1,847,736,249
Total Warrants*	113,711	—	—	113,711
Total Short-Term Investment*	—	9,850,489	—	9,850,489
Securities Lending Reinvestments
Repurchase Agreements	—	8,679,907	—	8,679,907
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	10,500,000	—	—	10,500,000
Total Securities Lending Reinvestments	10,500,000	11,679,907	—	22,179,907
Total Investments	$176,683,224	$1,703,197,132	$—	$1,879,880,356

Collateral for Securities Loaned (Liability)	$—	$(22,179,907)	$—	$(22,179,907)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-263

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—93.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Axon Enterprise, Inc. (a)	440,198	$62,692,999

Biotechnology—2.9%
Alnylam Pharmaceuticals, Inc. (a) (b)	88,258	12,461,147
Exact Sciences Corp. (a)	196,936	25,952,226
Moderna, Inc. (a)	249,773	32,707,774

		71,121,147

Entertainment—4.9%
ROBLOX Corp.—Class A (a) (b)	201,707	13,076,665
Roku, Inc. (a) (b)	104,314	33,982,372
Skillz, Inc. (a) (b)	3,797,159	72,297,907

		119,356,944

Health Care Equipment & Supplies—2.6%
DexCom, Inc. (a) (b)	105,391	37,876,472
Penumbra, Inc. (a) (b)	89,607	24,245,862

		62,122,334

Health Care Providers & Services—4.9%
Agilon Health, Inc. † (a) (c) (d)	12,946	14,078,904
Covetrus, Inc. (a) (b)	2,101,679	62,987,320
Guardant Health, Inc. (a) (b)	175,155	26,737,411
Oak Street Health, Inc. (a) (b)	272,587	14,793,296

		118,596,931

Health Care Technology—5.7%
GoodRx Holdings, Inc.—Class A (a) (b)	615,653	24,022,780
Teladoc Health, Inc. (a) (b)	129,079	23,460,108
Veeva Systems, Inc.—Class A (a)	343,664	89,778,784

		137,261,672

Hotels, Restaurants & Leisure—2.8%
Airbnb, Inc.—Class B † (a) (d)	376,272	67,180,732

Interactive Media & Services—13.6%
Pinterest, Inc.—Class A (a)	1,825,719	135,157,978
Twitter, Inc. (a)	2,013,121	128,094,889
Zillow Group, Inc.—Class C (a) (b)	275,074	35,660,593
ZoomInfo Technologies, Inc.—Class A (a) (b)	654,937	32,026,419

		330,939,879

Internet & Direct Marketing Retail—11.9%
Chewy, Inc.—Class A (a) (b)	256,030	21,688,301
DoorDash, Inc.—Class A (a) (b)	635,798	83,372,192
Farfetch, Ltd.—Class A (a) (b)	1,071,523	56,812,149
Overstock.com, Inc. (a) (b)	432,811	28,678,057
Stitch Fix, Inc.—Class A (a) (b)	550,027	27,248,338
Wayfair, Inc.—Class A (a) (b)	226,492	71,288,357

		289,087,394

IT Services—17.0%
Affirm Holdings, Inc. (a) (b)	152,938	10,815,775
Fastly, Inc.—Class A (a) (b)	1,380,252	92,863,355

IT Services—(Continued)
MongoDB, Inc. (a) (b)	217,502	58,166,560
Okta, Inc. (a) (b)	302,233	66,621,220
Snowflake, Inc.—Class A (a)	265,841	60,952,025
Twilio, Inc.—Class A (a) (b)	356,832	121,594,072

		411,013,007

Leisure Products—1.1%
Peloton Interactive, Inc.—Class A (a)	242,503	27,267,037

Life Sciences Tools & Services—2.1%
10X Genomics, Inc.—Class A (a) (b)	140,505	25,431,405
NanoString Technologies, Inc. (a) (b)	377,842	24,827,998

		50,259,403

Metals & Mining—0.8%
MP Materials Corp. (a) (b)	343,034	12,332,072
Royal Gold, Inc. (b)	71,699	7,716,247

		20,048,319

Oil, Gas & Consumable Fuels—0.7%
Texas Pacific Land Corp. (b)	10,166	16,158,145

Pharmaceuticals—3.4%
Royalty Pharma plc—Class A (b)	1,869,056	81,528,223

Real Estate Management & Development—1.5%
Opendoor Technologies, Inc. (a) (b)	499,816	10,591,101
Redfin Corp. (a) (b)	402,845	26,825,449

		37,416,550

Software—9.1%
Appian Corp. (a) (b)	63,379	8,426,238
Cloudflare, Inc.—Class A (a) (b)	515,626	36,227,883
ContextLogic, Inc.—Class A (a) (b)	1,872,732	29,589,166
Coupa Software, Inc. (a) (b)	183,689	46,745,177
MicroStrategy, Inc.—Class A (a) (b)	20,019	13,588,897
Nuance Communications, Inc. (a) (b)	566,648	24,728,519
Qualtrics International, Inc.—Class A (a)	378,175	12,445,739
Trade Desk, Inc. (The)—Class A (a) (b)	55,775	36,346,336
Unity Software, Inc. (a) (b)	134,092	13,450,768

		221,548,723

Special Purpose Acquisition Companies—2.1%
BowX Acquisition Corp. - Class A (a)	272,520	3,183,034
Good Works Acquisition Corp. † (a) (d)	1,260,988	12,290,850
Soaring Eagle Acquisition Corp. (a)	1,443,294	14,606,135
Thoma Bravo Advantage † (a) (d)	2,365,584	22,248,317

		52,328,336

Specialty Retail—3.6%
Carvana Co. (a) (b)	334,075	87,661,280

Total Common Stocks (Cost $1,815,886,864)		2,263,589,055

BHFTI-264

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Preferred Stock—0.2%

Security Description	Shares/ Principal Amount*	Value

Internet & Direct Marketing Retail—0.2%
Overstock.com, Inc.—Series A-1 (Cost $682,628)	62,341	$4,351,402

Escrow Shares—0.0%

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	24,933

Short-Term Investment—8.1%

Repurchase Agreement—8.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $195,544,101; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.500%, maturity dates ranging from 07/15/23 -08/15/23, and an aggregate market value of $199,455,004.	195,544,101	195,544,101

Total Short-Term Investments (Cost $195,544,101)		195,544,101

Securities Lending Reinvestments (e)—25.0%

Certificates of Deposit—7.1%
Bank of Montreal (Chicago) 0.175%, 3M LIBOR—0.010%, 06/09/21 (f)	8,000,000	8,000,176
0.255%, 3M LIBOR + 0.060%, 08/10/21 (f)	5,000,000	5,001,520
China Construction Bank Corp. 0.100%, 04/01/21	5,000,000	4,999,990
0.100%, 04/07/21	8,000,000	8,000,112
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (f)	10,000,000	10,001,900
Credit Industriel et Commercial 0.250%, 06/11/21	10,000,000	10,002,000
Credit Suisse AG 0.290%, 05/17/21	2,001,860	2,000,390
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (f)	5,000,000	5,001,250
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	10,000,000	9,999,900
Mizuho Bank, Ltd. 0.200%, 09/14/21	15,000,000	14,999,310
National Westminster Bank plc Zero Coupon, 06/02/21	3,998,101	3,998,920
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (f)	4,000,000	4,000,840
Norinchukin Bank 0.190%, 04/15/21	2,000,000	2,000,074
0.210%, 04/07/21	5,000,000	5,000,115
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (f)	5,500,000	5,502,090

Certificates of Deposit—(Continued)
Royal Bank of Canada New York
0.278%, 3M LIBOR + 0.040%, 10/05/21 (f)	5,000,000	5,000,900
0.278%, 3M LIBOR + 0.090%, 12/02/21 (f)	5,000,000	5,002,765
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	4,000,000	4,000,572
Standard Chartered Bank 0.247%, 3M LIBOR + 0.060%, 06/21/21 (f)	8,000,000	8,000,040
Sumitomo Mitsui Banking Corp. 0.270%, 05/04/21	10,000,000	10,001,230
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	11,981,927	11,997,960
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/18/21	4,992,470	4,999,050
Zero Coupon, 09/20/21	9,987,358	9,989,900
Svenska Handelsbanken AB 0.251%, 3M LIBOR + 0.070%, 11/19/21 (f)	1,000,000	1,000,306
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (f)	15,000,000	14,998,677

		173,499,987

Commercial Paper—1.6%
Antalis S.A.
0.230%, 04/05/21	7,995,349	7,999,800
Bedford Row Funding Corp.
0.304%, 3M LIBOR + 0.080%, 10/21/21 (f)	6,000,000	6,001,914
Sheffield Receivable
0.220%, 04/06/21	9,994,500	9,999,680
UBS AG
0.200%, 09/15/21	14,984,667	14,983,230

		38,984,624

Repurchase Agreements—14.2%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $25,001,069; collateralized by various Common Stock with an aggregate market value of $27,778,287.	25,000,000	25,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $2,595,296; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $2,647,201.	2,595,296	2,595,296
BMO Capital Markets
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $7,000,049; collateralized by various Common Stock with an aggregate market value of $7,700,136.	7,000,000	7,000,000
BofA Securities, Inc.
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $10,003,403; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $10,481,386.	10,000,000	10,000,000

BHFTI-265

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $5,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $5,100,000.	5,000,000	$5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $17,006,942; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $18,171,135.	17,000,000	17,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $19,007,758; collateralized by various Common Stock with an aggregate market value of $20,900,001.	19,000,000	19,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $11,500,019; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $11,730,004.	11,500,000	11,500,000
Deutsche Bank AG, London
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $3,200,015; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 -08/01/34, and an aggregate market value of $3,264,010.	3,200,000	3,200,000
Goldman Sachs & Co.
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $55,380,280; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $56,487,886.	55,380,280	55,380,280
National Bank of Canada
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $40,000,222; collateralized by various Common Stock with an aggregate market value of $44,445,185.	40,000,000	40,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $14,000,074; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 -11/15/50, and various Common Stock with an aggregate market value of $15,484,566.	14,000,000	14,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $45,800,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $50,656,653.	45,800,000	45,800,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $6,700,306; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $7,410,471.	6,700,000	6,700,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $3,000,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $3,329,110.	3,000,000	3,000,000
Nomura Securities
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $5,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $10,003,403; collateralized by various Common Stock with an aggregate market value of $11,111,219.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $1,109,917.	1,000,000	$1,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $64,500,340; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $71,589,638.	64,500,000	64,500,000

		345,675,576

Time Deposits—1.9%
National Australia Bank, Ltd.
0.070%, 04/01/21	5,000,000	5,000,000
Nordea Bank New York
0.020%, 04/01/21	20,000,000	20,000,000
Royal Bank of Canada London
0.060%, 04/01/21	10,000,000	10,000,000
Svenska NY
0.020%, 04/01/21	10,000,000	10,000,000

		45,000,000

Mutual Funds—0.2%
Fidelity Government Portfolio, Institutional Class
0.010% (g)	1,750,000	1,750,000

BHFTI-266

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds —(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	1,000,000	$1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (g)	2,000,000	2,000,000
Wells Fargo Government Money Market Fund, Select Class 0.030% (g)	1,000,000	1,000,000

		5,750,000

Total Securities Lending Reinvestments (Cost $608,892,077)		608,910,187

Total Purchased Options— 0.2% (h) (Cost $12,620,078)		3,827,108
Total Investments—126.8% (Cost $2,633,625,748)		3,076,246,786
Other assets and liabilities (net) — (26.8)%		(651,085,433)

Net Assets — 100.0%		$2,425,161,353

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $115,823,736, which is 4.8% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $711,598,860 and the collateral received consisted of cash in the amount of $608,861,808 and non-cash collateral with a value of $106,471,210. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 4.8% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health, Inc.	11/07/18	12,946	$4,895,660	$14,078,904
Airbnb, Inc. - Class B	04/16/14	376,272	7,659,587	67,180,732
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933
Good Works Acquisition Corp.	03/04/21	1,260,988	12,609,880	12,290,850
Thoma Bravo Advantage	03/19/21	2,365,584	23,655,840	22,248,317

				$115,823,736

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	CNH	8.485	NWM	05/28/21	252,530,435	USD	252,530,435	$1,576,548	$253	$(1,576,295)
USD Call/CNH Put	CNH	8.060	NWM	07/23/21	377,505,548	USD	377,505,548	2,002,289	7,550	(1,994,739)
USD Call/CNH Put	CNH	7.995	BNP	09/10/21	328,682,301	USD	328,682,301	1,990,363	54,561	(1,935,802)
USD Call/CNH Put	CNH	7.641	BNP	11/11/21	392,236,912	USD	392,236,912	2,130,103	495,787	(1,634,316)
USD Call/CNH Put	CNH	7.449	BNP	01/06/22	483,344,853	USD	483,344,853	2,580,085	1,447,135	(1,132,950)
USD Call/CNH Put	CNH	7.570	GSC	03/30/22	471,242,125	USD	471,242,125	2,340,690	1,821,822	(518,868)

Totals								$12,620,078	$3,827,108	$(8,792,970)

BHFTI-267

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(GSC)—	Goldman Sachs & Co.
(NWM)—	Natwest Markets plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$62,692,999	$—	$—	$62,692,999
Biotechnology	71,121,147	—	—	71,121,147
Entertainment	119,356,944	—	—	119,356,944
Health Care Equipment & Supplies	62,122,334	—	—	62,122,334
Health Care Providers & Services	104,518,027	—	14,078,904	118,596,931
Health Care Technology	137,261,672	—	—	137,261,672
Hotels, Restaurants & Leisure	—	67,180,732	—	67,180,732
Interactive Media & Services	330,939,879	—	—	330,939,879
Internet & Direct Marketing Retail	289,087,394	—	—	289,087,394
IT Services	411,013,007	—	—	411,013,007
Leisure Products	27,267,037	—	—	27,267,037
Life Sciences Tools & Services	50,259,403	—	—	50,259,403
Metals & Mining	20,048,319	—	—	20,048,319
Oil, Gas & Consumable Fuels	16,158,145	—	—	16,158,145
Pharmaceuticals	81,528,223	—	—	81,528,223
Real Estate Management & Development	37,416,550	—	—	37,416,550
Software	221,548,723	—	—	221,548,723
Special Purpose Acquisition Companies	17,789,169	34,539,167	—	52,328,336
Specialty Retail	87,661,280	—	—	87,661,280
Total Common Stocks	2,147,790,252	101,719,899	14,078,904	2,263,589,055
Total Preferred Stock*	4,351,402	—	—	4,351,402
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	195,544,101	—	195,544,101
Securities Lending Reinvestments
Certificates of Deposit	—	173,499,987	—	173,499,987
Commercial Paper	—	38,984,624	—	38,984,624
Repurchase Agreements	—	345,675,576	—	345,675,576
Time Deposits	—	45,000,000	—	45,000,000

BHFTI-268

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,750,000	$—	$—	$5,750,000
Total Securities Lending Reinvestments	5,750,000	603,160,187	—	608,910,187
Total Purchased Options at Value	$—	$3,827,108	$—	$3,827,108
Total Investments	$2,157,891,654	$904,251,295	$14,103,837	$3,076,246,786

Collateral for Securities Loaned (Liability)	$—	$(608,861,808)	$—	$(608,861,808)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTI-269

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—18.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—18.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	6,821,972	$9,729,033
French Republic Government Bond OAT 3.400%, 07/25/29 (EUR) (a)	6,526,600	10,940,721
Italy Buoni Poliennali Del Tesoro
1.250%, 09/15/32 (144A) (EUR) (a)	2,823,093	3,981,861
2.600%, 09/15/23 (144A) (EUR) (a)	2,151,036	2,791,925
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	8,164,320	18,805,734

Total Foreign Government (Cost $44,112,915)		46,249,274

Common Stocks—11.1%

Aerospace & Defense—0.1%
Elbit Systems, Ltd.	165	23,349
General Dynamics Corp.	86	15,614
Howmet Aerospace, Inc.	462	14,844
Huntington Ingalls Industries, Inc.	66	13,586
L3Harris Technologies, Inc.	58	11,755
Lockheed Martin Corp.	59	21,801
MTU Aero Engines AG	22	5,178
Northrop Grumman Corp.	68	22,008
Raytheon Technologies Corp.	372	28,744
Safran S.A. (b)	66	8,985
Textron, Inc.	178	9,982
TransDigm Group, Inc. (b)	21	12,346

		188,192

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	20,136
DSV Panalpina A/S	67	13,138
Expeditors International of Washington, Inc.	329	35,430
SG Holdings Co., Ltd.	200	4,601
United Parcel Service, Inc. - Class B	78	13,259
Yamato Holdings Co., Ltd.	600	16,471

		103,035

Airlines—0.0%
Air Canada (b)	392	8,157
Alaska Air Group, Inc.	228	15,780
American Airlines Group, Inc.	353	8,437
ANA Holdings, Inc. (b)	1,300	30,263
Delta Air Lines, Inc. (b)	247	11,925
Southwest Airlines Co.	310	18,928

		93,490

Auto Components—0.1%
Aisin Seiki Co., Ltd.	500	19,074
BorgWarner, Inc.	411	19,054
Denso Corp.	300	20,025
Faurecia SE (b)	6	319

Auto Components—(Continued)
Magna International, Inc.	373	32,851
NGK Spark Plug Co., Ltd.	900	15,620
Stanley Electric Co., Ltd.	500	14,947
Sumitomo Electric Industries, Ltd.	1,600	24,084
Toyoda Gosei Co., Ltd.	500	13,201

		159,175

Automobiles—0.0%
Ferrari NV	35	7,328
Ford Motor Co. (b)	1,063	13,022
Honda Motor Co., Ltd.	900	27,091
Isuzu Motors, Ltd.	700	7,556
Renault S.A. (b)	162	6,997
Stellantis NV	393	6,975
Subaru Corp.	500	10,010

		78,979

Banks—0.3%
ABN AMRO Bank NV (b)	1,431	17,361
Banco Santander S.A. (b)	2,376	8,076
Bank Leumi Le-Israel B.M. (b)	5,327	35,118
Bank of America Corp.	695	26,890
Bank of East Asia, Ltd. (The)	2,800	5,970
Bank of Montreal	294	26,207
Bank of Nova Scotia (The)	409	25,587
BOC Hong Kong Holdings, Ltd.	6,000	20,924
Canadian Imperial Bank of Commerce	295	28,885
Chiba Bank, Ltd. (The)	1,300	8,492
Citizens Financial Group, Inc.	100	4,415
Comerica, Inc.	216	15,496
Concordia Financial Group, Ltd.	4,100	16,586
Danske Bank A/S	1,002	18,777
Fifth Third Bancorp	693	25,953
Fukuoka Financial Group, Inc.	1,000	19,049
Huntington Bancshares, Inc.	1,176	18,487
Israel Discount Bank, Ltd. - Class A (b)	1,713	7,130
Japan Post Bank Co., Ltd.	2,200	21,116
KeyCorp	1,042	20,819
Mitsubishi UFJ Financial Group, Inc.	3,700	19,743
Mizrahi Tefahot Bank, Ltd. (b)	747	19,507
Mizuho Financial Group, Inc.	1,950	28,122
People’s United Financial, Inc.	2,608	46,683
Regions Financial Corp.	748	15,454
Resona Holdings, Inc.	7,900	33,110
Royal Bank of Canada	373	34,391
Shinsei Bank, Ltd.	1,300	20,949
Shizuoka Bank, Ltd. (The)	1,700	13,346
Skandinaviska Enskilda Banken AB - Class A (b)	1,128	13,751
Sumitomo Mitsui Financial Group, Inc.	500	18,181
SVB Financial Group (b)	28	13,822
Toronto-Dominion Bank (The)	524	34,174
Truist Financial Corp.	478	27,877
U.S. Bancorp	317	17,533
Wells Fargo & Co.	75	2,930

BHFTI-270

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Zions Bancorp N.A.	255	$14,015

		744,926

Beverages—0.3%
Anheuser-Busch InBev S.A.	304	19,166
Asahi Group Holdings, Ltd.	500	21,172
Brown-Forman Corp. - Class B	381	26,278
Budweiser Brewing Co. APAC, Ltd.	7,200	21,519
Carlsberg A/S - Class B	223	34,300
Coca-Cola Amatil, Ltd.	2,832	28,901
Coca-Cola Bottlers Japan Holdings, Inc.	1,400	24,440
Coca-Cola Co. (The)	625	32,944
Coca-Cola European Partners plc	298	15,544
Coca-Cola HBC AG (b)	445	14,166
Constellation Brands, Inc. - Class A	184	41,952
Davide Campari-Milano NV	2,465	27,648
Diageo plc	846	34,793
Heineken Holding NV	193	17,180
Heineken NV	157	16,134
Ito En, Ltd.	500	30,724
Kirin Holdings Co., Ltd.	900	17,256
Molson Coors Beverage Co. - Class B	858	43,887
Monster Beverage Corp. (b)	604	55,018
PepsiCo, Inc.	264	37,343
Pernod-Ricard S.A.	165	30,974
Remy Cointreau S.A.	156	28,817
Suntory Beverage & Food, Ltd.	900	33,512
Treasury Wine Estates, Ltd.	1,886	14,860

		668,528

Biotechnology—0.1%
AbbVie, Inc.	277	29,977
Alexion Pharmaceuticals, Inc. (b)	119	18,196
Amgen, Inc.	95	23,637
Argenx SE (b)	62	17,034
Biogen, Inc. (b)	70	19,583
CSL, Ltd.	131	26,398
Galapagos NV (b)	186	14,425
Genmab A/S (b)	38	12,489
Gilead Sciences, Inc.	390	25,206
Grifols S.A.	1,405	36,781
Incyte Corp. (b)	154	12,516
PeptiDream, Inc. (b)	300	13,754
Regeneron Pharmaceuticals, Inc. (b)	37	17,506
Vertex Pharmaceuticals, Inc. (b)	100	21,489

		288,991

Building Products—0.1%
A.O. Smith Corp.	243	16,429
AGC, Inc.	400	16,808
Assa Abloy AB - Class B	828	23,778
Carrier Global Corp.	217	9,162
Fortune Brands Home & Security, Inc.	211	20,218
Johnson Controls International plc	346	20,646
Kingspan Group plc	231	19,584
Lixil Corp.	700	19,506

Building Products—(Continued)
Masco Corp.	184	11,022
Trane Technologies plc	162	26,821
Xinyi Glass Holdings, Ltd.	10,000	32,867

		216,841

Capital Markets—0.1%
Ameriprise Financial, Inc.	105	24,407
Amundi S.A. (b)	76	6,079
Bank of New York Mellon Corp. (The)	286	13,525
Cboe Global Markets, Inc.	116	11,448
CME Group, Inc.	61	12,458
Credit Suisse Group AG	573	6,050
Daiwa Securities Group, Inc.	3,000	15,572
Deutsche Boerse AG	142	23,603
EQT AB	362	11,905
Franklin Resources, Inc.	558	16,517
Intercontinental Exchange, Inc.	152	16,975
MarketAxess Holdings, Inc.	15	7,469
Moody’s Corp.	68	20,306
Morgan Stanley	307	23,842
Natixis S.A. (b)	4,060	19,440
Nomura Holdings, Inc.	1,300	6,872
Northern Trust Corp.	175	18,394
Raymond James Financial, Inc.	184	22,551
S&P Global, Inc.	75	26,465
SBI Holdings, Inc.	400	10,885
Singapore Exchange, Ltd.	1,200	8,914
State Street Corp.	189	15,878
T. Rowe Price Group, Inc.	106	18,190
UBS Group AG	1,081	16,737

		374,482

Chemicals—0.5%
Air Liquide S.A.	205	33,494
Air Products & Chemicals, Inc.	114	32,073
Air Water, Inc.	1,400	24,514
Akzo Nobel NV	224	25,033
Albemarle Corp.	222	32,436
Arkema S.A.	111	13,452
Celanese Corp.	185	27,715
CF Industries Holdings, Inc.	777	35,260
Chr Hansen Holding A/S (b)	260	23,623
Clariant AG	402	8,106
Corteva, Inc.	1,073	50,023
Croda International plc	383	33,524
Dow, Inc.	495	31,650
DuPont de Nemours, Inc.	151	11,669
Eastman Chemical Co.	280	30,834
Ecolab, Inc.	148	31,682
EMS-Chemie Holding AG	17	15,180
FMC Corp.	321	35,506
Givaudan S.A.	8	30,826
International Flavors & Fragrances, Inc.	389	54,308
Johnson Matthey plc	683	28,377
JSR Corp.	600	18,179
Kansai Paint Co., Ltd.	500	13,394

BHFTI-271

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Kuraray Co., Ltd.	1,200	$13,701
Linde plc	132	36,979
LyondellBasell Industries NV - Class A	277	28,822
Mitsubishi Chemical Holdings Corp.	5,300	39,704
Mitsubishi Gas Chemical Co., Inc.	800	19,711
Mitsui Chemicals, Inc.	500	15,870
Mosaic Co. (The)	1,020	32,242
Nippon Paint Holdings Co., Ltd.	675	9,761
Nippon Sanso Holdings Corp.	800	15,199
Nissan Chemical Corp.	300	16,037
Novozymes A/S - B Shares	354	22,677
Nutrien, Ltd.	331	17,831
PPG Industries, Inc.	292	43,876
Sherwin-Williams Co. (The)	44	32,472
Sika AG	62	17,710
Solvay S.A.	129	16,064
Sumitomo Chemical Co., Ltd.	5,100	26,416
Symrise AG	201	24,370
Teijin, Ltd.	1,000	17,229
Toray Industries, Inc.	4,200	27,033
Tosoh Corp.	1,500	28,714
Yara International ASA	278	14,461

		1,157,737

Commercial Services & Supplies—0.1%
Brambles, Ltd.	1,541	12,410
Cintas Corp.	40	13,652
Rentokil Initial plc (b)	1,860	12,424
Republic Services, Inc.	273	27,122
Rollins, Inc.	744	25,608
Sohgo Security Services Co., Ltd.	400	18,936
Waste Management, Inc.	145	18,708

		128,860

Communications Equipment—0.1%
Arista Networks, Inc. (b)	54	16,302
Cisco Systems, Inc.	486	25,131
F5 Networks, Inc. (b)	138	28,790
Juniper Networks, Inc.	721	18,263
Motorola Solutions, Inc.	69	12,975
Nokia Oyj (b)	5,627	22,492
Telefonaktiebolaget LM Ericsson - B Shares	2,475	32,739

		156,692

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	414	13,725
Ferrovial S.A.	334	8,709
Jacobs Engineering Group, Inc.	116	14,995
Quanta Services, Inc.	222	19,531
Vinci S.A.	59	6,046
WSP Global, Inc.	217	20,645

		83,651

Construction Materials—0.1%
HeidelbergCement AG	232	21,071

Construction Materials—(Continued)
LafargeHolcim, Ltd. (b)	321	18,867
Martin Marietta Materials, Inc.	132	44,328
Taiheiyo Cement Corp.	500	13,191
Vulcan Materials Co.	224	37,800

		135,257

Consumer Finance—0.0%
Isracard, Ltd. (b)	1	2
Synchrony Financial	391	15,898

		15,900

Containers & Packaging—0.1%
AMCOR plc	2,640	30,835
Avery Dennison Corp.	275	50,504
Ball Corp.	379	32,116
International Paper Co.	780	42,175
Packaging Corp. of America	269	36,175
Sealed Air Corp.	695	31,845
WestRock Co.	847	44,086

		267,736

Distributors—0.0%
Genuine Parts Co.	133	15,374
LKQ Corp. (b)	668	28,276
Pool Corp.	21	7,250

		50,900

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (b)	69	17,628
Industrivarden AB - C Shares (b)	1,131	39,650
Investor AB - B Shares	346	27,595
Wendel S.A.	163	20,231

		105,104

Diversified Telecommunication Services—0.5%
AT&T, Inc.	2,197	66,503
BCE, Inc.	1,434	64,734
BT Group plc	10,412	22,225
Cellnex Telecom S.A.	562	32,363
Deutsche Telekom AG	1,851	37,273
Elisa Oyj	1,285	77,097
HKT Trust & HKT, Ltd.	57,000	81,355
Iliad S.A.	126	23,951
Infrastrutture Wireless Italiane S.p.A.	3,118	34,793
Koninklijke KPN NV	10,656	36,229
Lumen Technologies, Inc.	5,869	78,351
Nippon Telegraph & Telephone Corp.	2,100	54,048
Orange S.A.	4,738	58,322
PCCW, Ltd.	87,000	49,043
Proximus SADP	2,395	52,139
Singapore Telecommunications, Ltd.	11,500	20,901
Spark New Zealand, Ltd.	9,951	31,104
Swisscom AG	185	99,244
Telecom Italia S.p.A.	45,365	24,629
Telefonica Deutschland Holding AG	10,508	30,804

BHFTI-272

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Telenor ASA	2,176	$38,315
Telia Co. AB	5,718	24,771
Telstra Corp., Ltd.	10,581	27,385
TELUS Corp.	2,156	42,942
United Internet AG	488	19,578
Verizon Communications, Inc.	1,847	107,403

		1,235,502

Electric Utilities—1.0%
Alliant Energy Corp.	1,779	96,351
American Electric Power Co., Inc.	872	73,858
AusNet Services	30,001	41,917
Chubu Electric Power Co., Inc.	6,900	89,066
Chugoku Electric Power Co., Inc. (The)	19,100	234,968
CK Infrastructure Holdings, Ltd.	3,665	21,793
CLP Holdings, Ltd.	6,000	58,293
Duke Energy Corp.	686	66,220
Edison International	1,127	66,042
EDP - Energias de Portugal S.A.	6,048	34,592
Electricite de France S.A. (b)	1,467	19,685
Elia Group S.A.	232	25,559
Emera, Inc.	1,236	55,009
Endesa S.A.	1,050	27,808
Enel S.p.A.	2,139	21,372
Entergy Corp.	571	56,797
Evergy, Inc.	1,157	68,876
Eversource Energy	814	70,484
Exelon Corp.	1,499	65,566
FirstEnergy Corp.	1,310	45,444
Fortis, Inc.	2,288	99,280
Fortum Oyj	931	24,881
HK Electric Investments & HK Electric Investments, Ltd.	63,000	62,580
Hydro One, Ltd.	2,971	69,198
Iberdrola S.A.	3,314	42,726
Kansai Electric Power Co., Inc. (The)	13,800	149,785
Kyushu Electric Power Co., Inc.	8,000	78,827
NextEra Energy, Inc.	672	50,810
NRG Energy, Inc.	1,373	51,803
Orsted A/S	302	48,859
Pinnacle West Capital Corp.	832	67,683
Power Assets Holdings, Ltd.	9,500	56,118
PPL Corp.	2,238	64,544
Red Electrica Corp. S.A.	3,005	53,236
Southern Co. (The)	1,166	72,479
SSE plc	1,792	35,955
Terna Rete Elettrica Nazionale S.p.A.	6,076	45,956
Tohoku Electric Power Co., Inc.	8,600	81,429
Tokyo Electric Power Co. Holdings, Inc. (b)	22,300	74,561
Verbund AG	388	28,218
Xcel Energy, Inc.	1,125	74,824

		2,573,452

Electrical Equipment—0.1%
ABB, Ltd.	1,343	40,847
Eaton Corp. plc	241	33,325
Emerson Electric Co.	316	28,510

Electrical Equipment—(Continued)
Rockwell Automation, Inc.	79	20,970
Siemens Gamesa Renewable Energy S.A.	300	11,614

		135,266

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	478	31,534
Corning, Inc.	617	26,846
FLIR Systems, Inc.	296	16,715
Halma plc	1,348	44,127
Hamamatsu Photonics KK	500	29,637
Hirose Electric Co., Ltd.	210	32,402
Ibiden Co., Ltd.	300	13,896
IPG Photonics Corp. (b)	79	16,664
Keyence Corp.	52	23,735
Keysight Technologies, Inc. (b)	104	14,914
Murata Manufacturing Co., Ltd.	200	16,125
TDK Corp.	73	10,180
TE Connectivity, Ltd.	227	29,308
Venture Corp., Ltd.	2,000	29,903
Vontier Corp. (b)	208	6,296
Yokogawa Electric Corp.	500	9,254
Zebra Technologies Corp. - Class A (b)	14	6,793

		358,329

Energy Equipment & Services—0.0%
Baker Hughes Co.	1,387	29,973
Halliburton Co.	895	19,207
NOV, Inc.	1,801	24,710
Schlumberger NV	993	26,999
Tenaris S.A.	2,159	24,450

		125,339

Entertainment—0.2%
Activision Blizzard, Inc.	566	52,638
Capcom Co., Ltd.	1,400	45,644
Electronic Arts, Inc.	347	46,973
Koei Tecmo Holdings Co., Ltd.	780	35,148
Konami Holdings Corp.	700	41,857
Live Nation Entertainment, Inc. (b)	441	37,331
Netflix, Inc. (b)	75	39,124
Nexon Co., Ltd.	1,300	42,270
Nintendo Co., Ltd.	41	22,950
Square Enix Holdings Co., Ltd.	400	22,258
Take-Two Interactive Software, Inc. (b)	318	56,191
Toho Co., Ltd.	800	32,556
UBISOFT Entertainment S.A. (b)	256	19,481
Vivendi SE	338	11,101
Walt Disney Co. (The) (b)	261	48,160

		553,682

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	98	16,101
Ascendas Real Estate Investment Trust	4,100	9,310
AvalonBay Communities, Inc.	54	9,963
Canadian Apartment Properties	312	13,372

BHFTI-273

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
CapitaLand Integrated Commercial Trust	6,300	$10,184
Covivio	175	14,974
Crown Castle International Corp.	131	22,549
Daiwa House REIT Investment Corp.	9	24,200
Digital Realty Trust, Inc.	90	12,676
Duke Realty Corp.	426	17,862
Equinix, Inc.	18	12,233
Equity Residential	429	30,729
Essex Property Trust, Inc.	49	13,320
Extra Space Storage, Inc.	129	17,099
Federal Realty Investment Trust	179	18,159
Gecina S.A.	44	6,059
GLP J-REIT	8	13,149
Healthpeak Properties, Inc.	366	11,617
Host Hotels & Resorts, Inc.	799	13,463
Iron Mountain, Inc.	293	10,844
Japan Metropolitan Fund Invest	18	18,402
Japan Real Estate Investment Corp.	11	64,994
Kimco Realty Corp.	1,166	21,862
Link REIT	1,600	14,587
Mid-America Apartment Communities, Inc.	124	17,901
Mirvac Group	7,066	13,465
Nippon Building Fund, Inc.	10	58,928
Nippon Prologis REIT, Inc.	11	35,367
Nomura Real Estate Master Fund, Inc.	7	10,527
Orix JREIT, Inc.	6	10,455
Prologis, Inc.	203	21,518
Public Storage	55	13,572
Realty Income Corp.	177	11,239
Regency Centers Corp.	217	12,306
Simon Property Group, Inc.	99	11,263
SL Green Realty Corp.	296	20,717
UDR, Inc.	253	11,097
United Urban Investment Corp.	5	6,728
Vicinity Centres	3,449	4,345
Vornado Realty Trust	240	10,894
Welltower, Inc.	160	11,461
Weyerhaeuser Co.	560	19,936

		719,427

Food & Staples Retailing—0.4%
Aeon Co., Ltd.	900	26,886
Alimentation Couche-Tard, Inc. - Class B	376	12,123
Carrefour S.A.	714	12,935
Coles Group, Ltd.	1,551	18,896
Cosmos Pharmaceutical Corp.	139	21,710
Costco Wholesale Corp.	133	46,880
Empire Co., Ltd.	1,142	35,604
George Weston, Ltd.	693	61,365
ICA Gruppen AB	607	29,677
J Sainsbury plc	8,471	28,325
Jeronimo Martins SGPS S.A.	990	16,667
Kobe Bussan Co., Ltd.	800	21,458
Koninklijke Ahold Delhaize NV	1,052	29,303
Kroger Co. (The)	1,229	44,232
Lawson, Inc.	1,800	88,411

Food & Staples Retailing—(Continued)
Loblaw Cos., Ltd.	1,549	86,528
Metro, Inc.	2,319	105,792
Seven & i Holdings Co., Ltd.	1,000	40,412
Sundrug Co., Ltd.	600	21,994
Sysco Corp.	442	34,803
Tesco plc	2,643	8,341
Tsuruha Holdings, Inc.	159	20,489
Walgreens Boots Alliance, Inc.	789	43,316
Walmart, Inc.	333	45,231
Welcia Holdings Co., Ltd.	800	27,435
WM Morrison Supermarkets plc	7,958	20,029
Woolworths Group, Ltd.	687	21,382

		970,224

Food Products—0.6%
a2 Milk Co., Ltd. (b)	1,860	11,219
Ajinomoto Co., Inc.	6,700	137,425
Archer-Daniels-Midland Co.	946	53,922
Associated British Foods plc (b)	716	23,846
Barry Callebaut AG	20	45,202
Calbee, Inc.	1,400	35,725
Campbell Soup Co.	1,427	71,735
Conagra Brands, Inc.	1,175	44,180
Danone S.A.	252	17,291
General Mills, Inc.	1,006	61,688
Hershey Co. (The)	328	51,876
Hormel Foods Corp.	1,839	87,867
J.M. Smucker Co. (The)	645	81,612
Kellogg Co.	1,113	70,453
Kerry Group plc - Class A	192	24,027
Kikkoman Corp.	300	17,914
Kraft Heinz Co. (The)	1,180	47,200
Lamb Weston Holdings, Inc.	446	34,556
McCormick & Co., Inc.	442	39,409
MEIJI Holdings Co., Ltd.	500	32,175
Mondelez International, Inc. - Class A	740	43,312
Mowi ASA	808	20,045
Nestle S.A.	477	53,164
NH Foods, Ltd.	500	21,487
Nisshin Seifun Group, Inc.	1,400	23,464
Nissin Foods Holdings Co., Ltd.	500	37,106
Orkla ASA	1,360	13,334
Saputo, Inc.	1,060	31,875
Toyo Suisan Kaisha, Ltd.	800	33,575
Tyson Foods, Inc. - Class A	594	44,134
WH Group, Ltd.	25,500	20,706
Wilmar International, Ltd.	10,700	43,260
Yakult Honsha Co., Ltd.	600	30,428
Yamazaki Baking Co., Ltd.	5,891	95,117

		1,500,329

Gas Utilities—0.2%
AltaGas, Ltd.	803	13,380
APA Group	4,843	36,913
Atmos Energy Corp.	460	45,471
Enagas S.A.	1,099	23,871

BHFTI-274

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
Hong Kong & China Gas Co., Ltd.	39,639	$62,758
Naturgy Energy Group S.A.	1,074	26,329
Osaka Gas Co., Ltd.	5,300	103,624
Snam S.p.A.	6,452	35,824
Toho Gas Co., Ltd.	1,400	86,661
Tokyo Gas Co., Ltd.	6,300	140,024

		574,855

Health Care Equipment & Supplies—0.4%
ABIOMED, Inc. (b)	67	21,355
Alcon, Inc. (b)	285	19,954
Align Technology, Inc. (b)	29	15,704
Ambu A/S - Class B	851	39,972
Asahi Intecc Co., Ltd.	500	13,808
Baxter International, Inc.	216	18,217
Becton Dickinson & Co.	118	28,692
BioMerieux	304	38,753
Boston Scientific Corp. (b)	655	25,316
Carl Zeiss Meditec AG	248	37,380
Cochlear, Ltd.	203	32,627
Coloplast A/S - Class B	272	40,950
Cooper Cos., Inc. (The)	67	25,734
Danaher Corp.	31	6,977
Demant A/S (b)	481	20,406
Dentsply Sirona, Inc.	281	17,931
DexCom, Inc. (b)	34	12,219
DiaSorin S.p.A.	178	28,545
Edwards Lifesciences Corp. (b)	172	14,386
Fisher & Paykel Healthcare Corp., Ltd.	1,821	40,889
Hologic, Inc. (b)	278	20,678
Hoya Corp.	100	11,778
IDEXX Laboratories, Inc. (b)	28	13,701
Intuitive Surgical, Inc. (b)	36	26,602
Koninklijke Philips NV (b)	529	30,202
Medtronic plc	184	21,736
Olympus Corp.	1,400	29,042
ResMed, Inc.	67	12,999
Siemens Healthineers AG	447	24,200
Smith & Nephew plc	1,755	33,139
Sonova Holding AG (b)	94	24,902
STERIS plc	47	8,953
Straumann Holding AG	16	19,951
Stryker Corp.	116	28,255
Sysmex Corp.	262	28,308
Teleflex, Inc.	25	10,386
Terumo Corp.	1,000	36,249
Varian Medical Systems, Inc. (b)	180	31,775
West Pharmaceutical Services, Inc.	31	8,735
Zimmer Biomet Holdings, Inc.	155	24,812

		946,218

Health Care Providers & Services—0.2%
Alfresa Holdings Corp.	1,400	27,021
AmerisourceBergen Corp.	202	23,850
Amplifon S.p.A. (b)	332	12,377
Anthem, Inc.	56	20,101

Health Care Providers & Services—(Continued)
Cardinal Health, Inc.	267	16,220
Centene Corp. (b)	249	15,914
Cigna Corp.	38	9,186
CVS Health Corp.	222	16,701
DaVita, Inc. (b)	149	16,058
Fresenius Medical Care AG & Co. KGaA	240	17,642
HCA Healthcare, Inc.	110	20,717
Henry Schein, Inc. (b)	254	17,587
Humana, Inc.	54	22,639
Laboratory Corp. of America Holdings (b)	131	33,409
McKesson Corp.	78	15,213
Medipal Holdings Corp.	1,400	26,925
NMC Health plc (b) (c) (d)	1,427	0
Orpea S.A. (b)	130	15,058
Quest Diagnostics, Inc.	205	26,310
Ramsay Health Care, Ltd.	253	12,929
Ryman Healthcare, Ltd.	2,139	22,853
Sonic Healthcare, Ltd.	887	23,721
Suzuken Co., Ltd.	1,300	50,874
UnitedHealth Group, Inc.	80	29,766
Universal Health Services, Inc. - Class B	172	22,943

		516,014

Health Care Technology—0.0%
Cerner Corp.	294	21,133
M3, Inc.	241	16,566

		37,699

Hotels, Restaurants & Leisure—0.2%
Aristocrat Leisure, Ltd.	633	16,575
Booking Holdings, Inc. (b)	8	18,639
Carnival Corp. (b)	275	7,299
Chipotle Mexican Grill, Inc. (b)	9	12,787
Compass Group plc	868	17,496
Darden Restaurants, Inc.	118	16,756
Domino’s Pizza, Inc.	42	15,447
Entain plc (b)	969	20,286
Evolution Gaming Group AB	130	19,148
Expedia Group, Inc.	147	25,302
Flutter Entertainment plc (b)	74	15,760
Genting Singapore, Ltd.	23,400	16,036
Hilton Worldwide Holdings, Inc. (b)	113	13,664
La Francaise des Jeux SAEM	356	16,167
Las Vegas Sands Corp.	151	9,175
Marriott International, Inc. - Class A (b)	73	10,812
McDonald’s Corp.	115	25,776
Melco Resorts & Entertainment, Ltd. (ADR)	686	13,658
MGM Resorts International	130	4,939
Norwegian Cruise Line Holdings, Ltd. (b)	127	3,504
Oriental Land Co., Ltd.	100	15,067
Restaurant Brands International, Inc.	240	15,609
Sodexo S.A.	204	19,572
Starbucks Corp.	162	17,702
Tabcorp Holdings, Ltd.	5,066	18,091
Whitbread plc (b)	303	14,316
Wynn Macau, Ltd. (b)	6,800	13,253

BHFTI-275

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Wynn Resorts, Ltd.	103	$12,913
Yum! Brands, Inc.	224	24,232

		449,981

Household Durables—0.1%
Barratt Developments plc (b)	787	8,105
Berkeley Group Holdings plc	212	12,978
Casio Computer Co., Ltd.	500	9,469
Garmin, Ltd.	151	19,909
Leggett & Platt, Inc.	448	20,451
Lennar Corp. - Class A	214	21,663
Mohawk Industries, Inc. (b)	95	18,270
Newell Brands, Inc.	1,144	30,636
PulteGroup, Inc.	400	20,976
Rinnai Corp.	200	22,448
Sekisui Chemical Co., Ltd.	1,100	21,203
Sekisui House, Ltd.	500	10,755
Sharp Corp.	900	15,596
Sony Corp.	100	10,528
Taylor Wimpey plc (b)	3,189	7,937
Whirlpool Corp.	110	24,239

		275,163

Household Products—0.2%
Church & Dwight Co., Inc.	453	39,570
Clorox Co. (The)	217	41,855
Colgate-Palmolive Co.	642	50,609
Essity AB - Class B	354	11,184
Henkel AG & Co. KGaA	256	25,331
Kimberly-Clark Corp.	373	51,866
Lion Corp.	2,600	50,669
Pigeon Corp.	700	26,528
Procter & Gamble Co. (The)	582	78,820
Unicharm Corp.	700	29,337

		405,769

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	2,137	57,293
Brookfield Renewable Corp. - Class A	298	13,960
Uniper SE	833	30,142

		101,395

Industrial Conglomerates—0.1%
3M Co.	109	21,002
CK Hutchison Holdings, Ltd.	1,500	11,969
DCC plc	59	5,118
General Electric Co.	1,309	17,187
Jardine Matheson Holdings, Ltd.	500	32,723
Jardine Strategic Holdings, Ltd.	400	13,237
Keppel Corp., Ltd.	7,100	28,149
Melrose Industries plc (b)	5,185	11,934
Roper Technologies, Inc.	26	10,487
Smiths Group plc	842	17,853
Toshiba Corp.	200	6,776

		176,435

Insurance—0.2%
Aegon NV	4,643	22,023
Aflac, Inc.	367	18,783
Allstate Corp. (The)	126	14,477
American International Group, Inc.	88	4,067
Aon plc - Class A	84	19,329
Arthur J. Gallagher & Co.	129	16,095
Assurant, Inc.	156	22,116
Chubb, Ltd.	124	19,588
Cincinnati Financial Corp.	187	19,278
Dai-ichi Life Holdings, Inc.	800	13,845
Everest Re Group, Ltd.	65	16,108
Fairfax Financial Holdings, Ltd.	18	7,857
Gjensidige Forsikring ASA	678	15,918
Globe Life, Inc.	194	18,746
Hannover Rueck SE	125	22,840
Hartford Financial Services Group, Inc. (The)	341	22,775
Insurance Australia Group, Ltd.	2,215	7,899
Japan Post Holdings Co., Ltd.	1,800	16,101
Manulife Financial Corp.	616	13,249
Marsh & McLennan Cos., Inc.	100	12,180
Medibank Private, Ltd.	3,848	8,193
Poste Italiane S.p.A.	1,605	20,474
Principal Financial Group, Inc.	264	15,830
Progressive Corp. (The)	129	12,334
Prudential Financial, Inc.	155	14,121
Sampo Oyj - A Shares	300	13,557
SCOR SE (b)	379	12,915
Sompo Holdings, Inc.	200	7,652
Swiss Life Holding AG	40	19,661
T&D Holdings, Inc.	1,400	18,177
Tokio Marine Holdings, Inc.	500	23,940
Travelers Cos., Inc. (The)	119	17,898
Tryg A/S	480	11,325
Unum Group	352	9,796

		529,147

Interactive Media & Services—0.1%
Adevinta ASA (b)	960	14,141
Alphabet, Inc. - Class A (b)	28	57,751
Auto Trader Group plc	3,229	24,686
Facebook, Inc. - Class A (b)	179	52,721
Kakaku.com, Inc.	900	24,652
REA Group, Ltd.	187	20,187
Scout24 AG	478	36,269
Seek, Ltd. (b)	894	19,415
Twitter, Inc. (b)	638	40,596
Z Holdings Corp.	4,300	21,470

		311,888

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (b)	5	15,470
Delivery Hero SE (b)	134	17,366
eBay, Inc.	510	31,233
Etsy, Inc. (b)	69	13,915
HelloFresh SE (b)	345	25,744
Just Eat Takeaway (b)	86	7,949

BHFTI-276

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—(Continued)
Mercari, Inc. (b)	200	$9,120
Ocado Group plc (b)	365	10,242
Prosus NV (b)	188	20,960
Rakuten, Inc. (b)	1,000	11,917
Zalando SE (b)	150	14,702
ZOZO, Inc.	400	11,847

		190,465

IT Services—0.3%
Accenture plc - Class A	102	28,177
Adyen NV (b)	7	15,693
Akamai Technologies, Inc. (b)	127	12,941
Atos SE (b)	128	9,988
Automatic Data Processing, Inc.	96	18,093
Capgemini SE	149	25,361
CGI, Inc. (b)	414	34,485
Cognizant Technology Solutions Corp. - Class A	236	18,436
Computershare, Ltd.	2,436	27,885
Edenred	251	13,113
Fidelity National Information Services, Inc.	128	17,998
Fiserv, Inc. (b)	165	19,642
Fujitsu, Ltd.	62	8,999
Global Payments, Inc.	92	18,545
GMO Payment Gateway, Inc.	100	13,391
International Business Machines Corp.	103	13,726
Itochu Techno-Solutions Corp.	400	12,948
Jack Henry & Associates, Inc.	93	14,110
Leidos Holdings, Inc.	103	9,917
MasterCard, Inc. - Class A	94	33,469
NEC Corp.	600	35,404
Nexi S.p.A. (b)	1,115	19,521
Nomura Research Institute, Ltd.	600	18,650
NTT Data Corp.	1,500	23,301
Obic Co., Ltd.	100	18,400
Otsuka Corp.	500	23,410
Paychex, Inc.	233	22,839
PayPal Holdings, Inc. (b)	133	32,298
SCSK Corp.	200	11,889
Shopify, Inc. - Class A (b)	14	15,456
TIS, Inc.	900	21,515
VeriSign, Inc. (b)	79	15,702
Visa, Inc. - A Shares	125	26,466
Western Union Co. (The)	776	19,136
Wix.com, Ltd. (b)	53	14,799
Worldline S.A. (b)	206	17,263

		702,966

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	361	25,810
Hasbro, Inc.	140	13,457
Sega Sammy Holdings, Inc.	1,200	18,768
Shimano, Inc.	100	23,885
Yamaha Corp.	100	5,444

		87,364

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	250	31,785
Bio-Rad Laboratories, Inc. - Class A (b)	21	11,995
Eurofins Scientific SE (b)	260	24,858
Illumina, Inc. (b)	54	20,739
IQVIA Holdings, Inc. (b)	85	16,417
Lonza Group AG	19	10,618
Mettler-Toledo International, Inc. (b)	12	13,868
PerkinElmer, Inc.	95	12,188
QIAGEN NV (b)	740	35,824
Sartorius Stedim Biotech	88	36,241
Thermo Fisher Scientific, Inc.	46	20,993
Waters Corp. (b)	104	29,554

		265,080

Machinery—0.2%
Caterpillar, Inc.	163	37,795
CNH Industrial NV (b)	2,030	31,529
Cummins, Inc.	51	13,215
Daifuku Co., Ltd.	200	19,651
Dover Corp.	179	24,546
Flowserve Corp.	254	9,858
Hino Motors, Ltd.	800	6,858
Hitachi Construction Machinery Co., Ltd.	600	19,307
Hoshizaki Corp.	200	17,820
Ingersoll Rand, Inc. (b)	236	11,614
KION Group AG	187	18,466
Kone Oyj - Class B	450	36,753
Kurita Water Industries, Ltd.	300	12,911
Minebea Mitsumi, Inc.	600	15,427
Miura Co., Ltd.	200	10,837
Nabtesco Corp.	400	18,387
NSK, Ltd.	2,100	21,521
Otis Worldwide Corp.	177	12,116
Parker-Hannifin Corp.	60	18,926
Pentair plc	240	14,957
Sandvik AB (b)	372	10,166
Schindler Holding AG	66	18,912
Snap-on, Inc.	113	26,074
Spirax-Sarco Engineering plc	100	15,719
Stanley Black & Decker, Inc.	59	11,780
Techtronic Industries Co., Ltd.	2,000	34,380
Volvo AB - B Shares (b)	1,271	32,159
Wartsila Oyj Abp	488	5,122
Xylem, Inc.	298	31,344

		558,150

Marine—0.0%
AP Moller - Maersk A/S - Class A	5	10,903

Media—0.3%
Charter Communications, Inc. - Class A (b)	71	43,808
Comcast Corp. - Class A	953	51,567
CyberAgent, Inc.	2,800	50,672
Dentsu Group, Inc.	700	22,564
Discovery, Inc. - Class A (b)	1,421	61,757
DISH Network Corp. - Class A (b)	1,108	40,110

BHFTI-277

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Fox Corp. - Class B	1,387	$48,448
Hakuhodo DY Holdings, Inc.	1,000	16,764
Informa plc (b)	2,694	20,799
Interpublic Group of Cos., Inc. (The)	2,310	67,452
News Corp. - Class B	2,565	60,175
Omnicom Group, Inc.	889	65,919
Pearson plc	2,894	30,791
Publicis Groupe S.A.	455	27,775
Quebecor, Inc. - Class B	1,202	32,271
SES S.A.	1,419	11,272
Shaw Communications, Inc. - Class B	2,144	55,754
ViacomCBS, Inc. - Class B	1,008	45,461

		753,359

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	191	11,042
Anglo American plc	418	16,378
Antofagasta plc	1,171	27,279
ArcelorMittal S.A. (b)	844	24,492
B2Gold Corp.	2,902	12,493
Barrick Gold Corp.	917	18,191
BHP Group plc	1,086	31,354
BHP Group, Ltd.	559	19,337
Boliden AB	532	19,711
Evolution Mining, Ltd.	5,211	16,321
Evraz plc	2,698	21,505
Freeport-McMoRan, Inc.	767	25,257
Fresnillo plc	1,564	18,638
Hitachi Metals, Ltd.	1,100	18,099
JFE Holdings, Inc. (b)	3,100	38,103
Kinross Gold Corp.	2,118	14,107
Kirkland Lake Gold, Ltd.	433	14,623
Newmont Corp.	1,060	63,886
Nippon Steel Corp. (b)	700	11,921
Norsk Hydro ASA	3,967	25,419
Northern Star Resources, Ltd.	2,705	19,752
Nucor Corp.	593	47,600
Sumitomo Metal Mining Co., Ltd.	400	17,378
Wheaton Precious Metals Corp.	453	17,302
Yamana Gold, Inc.	2,681	11,648

		561,836

Multi-Utilities—0.5%
AGL Energy, Ltd.	3,392	24,930
Algonquin Power & Utilities Corp.	4,648	73,639
Ameren Corp.	1,578	128,386
Atco, Ltd. - Class I	682	22,641
Canadian Utilities, Ltd. - Class A	1,597	42,876
CenterPoint Energy, Inc.	2,518	57,033
CMS Energy Corp.	1,688	103,339
Consolidated Edison, Inc.	1,410	105,468
Dominion Energy, Inc.	1,568	119,105
DTE Energy Co.	654	87,073
E.ON SE	2,865	33,338
Engie S.A. (b)	2,003	28,442
National Grid plc	3,648	43,507

Multi-Utilities—(Continued)
NiSource, Inc.	3,301	79,587
Public Service Enterprise Group, Inc.	1,265	76,166
RWE AG	788	30,872
Sempra Energy	424	56,214
Suez S.A.	1,593	33,740
Veolia Environnement S.A.	1,577	40,460
WEC Energy Group, Inc.	1,079	100,984

		1,287,800

Multiline Retail—0.1%
Dollar General Corp.	84	17,020
Dollar Tree, Inc. (b)	182	20,832
Dollarama, Inc.	256	11,310
Pan Pacific International Holdings Corp.	2,300	54,323
Ryohin Keikaku Co., Ltd.	500	11,850
Target Corp.	142	28,126
Wesfarmers, Ltd.	774	31,043

		174,504

Oil, Gas & Consumable Fuels—0.7%
Ampol, Ltd.	1,638	30,585
APA Corp.	848	15,179
BP plc	11,874	48,175
Cabot Oil & Gas Corp.	1,946	36,546
Cameco Corp.	3,277	54,343
Canadian Natural Resources, Ltd.	656	20,280
Cenovus Energy, Inc.	1,983	14,896
Chevron Corp.	534	55,958
ConocoPhillips	1,702	90,155
Devon Energy Corp.	1,016	22,200
Diamondback Energy, Inc.	429	31,527
Enbridge, Inc.	1,352	49,252
ENEOS Holdings, Inc.	15,700	71,106
EOG Resources, Inc.	499	36,192
Equinor ASA	1,768	34,526
Exxon Mobil Corp.	1,222	68,224
Galp Energia SGPS S.A.	2,986	34,705
Hess Corp.	619	43,800
HollyFrontier Corp.	982	35,136
Idemitsu Kosan Co., Ltd.	2,976	76,699
Imperial Oil, Ltd.	1,218	29,503
Inpex Corp.	4,300	29,344
Inter Pipeline, Ltd.	1,889	27,011
Keyera Corp.	873	18,145
Kinder Morgan, Inc.	1,803	30,020
Koninklijke Vopak NV	1,335	66,536
Lundin Energy AB	806	25,329
Marathon Oil Corp.	2,724	29,092
Neste Oyj	628	33,310
Occidental Petroleum Corp.	900	23,958
Oil Search, Ltd.	10,738	33,342
OMV AG	631	32,008
ONEOK, Inc.	607	30,751
Origin Energy, Ltd.	8,153	29,124
Parkland Corp.	543	16,315
Pembina Pipeline Corp.	1,224	35,355

BHFTI-278

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Phillips 66	465	$37,916
Pioneer Natural Resources Co.	229	36,370
Repsol S.A.	2,445	30,256
Royal Dutch Shell plc - B Shares	1,444	26,559
Santos, Ltd.	5,202	28,151
Suncor Energy, Inc.	771	16,117
TC Energy Corp.	932	42,725
Valero Energy Corp.	471	33,724
Washington H Soul Pattinson & Co., Ltd.	1,053	25,337
Williams Cos., Inc. (The)	1,550	36,719
Woodside Petroleum, Ltd.	1,717	31,256

		1,703,757

Paper & Forest Products—0.0%
Mondi plc	549	14,007
OJI Holdings Corp.	5,800	37,687
Svenska Cellulosa AB SCA - Class B (b)	1,214	21,462

		73,156

Personal Products—0.1%
Beiersdorf AG	348	36,768
Estee Lauder Cos., Inc. (The) - Class A	186	54,098
Kao Corp.	400	26,498
Kobayashi Pharmaceutical Co., Ltd.	300	28,024
Kose Corp.	149	21,112
L’Oreal S.A.	140	53,662
Pola Orbis Holdings, Inc.	1,200	28,976
Shiseido Co., Ltd.	400	26,946
Unilever plc	272	15,179
Unilever plc (Amsterdam Traded Shares)	353	19,696

		310,959

Pharmaceuticals—0.3%
Astellas Pharma, Inc.	800	12,352
AstraZeneca plc	317	31,611
Bausch Health Cos., Inc. (b)	558	17,703
Bayer AG	246	15,567
Bristol-Myers Squibb Co.	353	22,285
Canopy Growth Corp. (b)	323	10,373
Catalent, Inc. (b)	96	10,110
Chugai Pharmaceutical Co., Ltd.	600	24,419
Daiichi Sankyo Co., Ltd.	700	20,461
Eisai Co., Ltd.	300	20,153
Eli Lilly and Co.	166	31,012
GlaxoSmithKline plc	1,357	24,087
H Lundbeck A/S	585	20,009
Hikma Pharmaceuticals plc	881	27,636
Hisamitsu Pharmaceutical Co., Inc.	300	19,607
Johnson & Johnson	142	23,338
Kyowa Kirin Co., Ltd.	1,200	35,970
Merck & Co., Inc.	405	31,221
Merck KGaA	150	25,647
Nippon Shinyaku Co., Ltd.	400	29,788
Novo Nordisk A/S - Class B	285	19,247
Ono Pharmaceutical Co., Ltd.	900	23,574
Orion Oyj - Class B	418	16,764

Pharmaceuticals—(Continued)
Otsuka Holdings Co., Ltd.	900	38,190
Perrigo Co. plc	415	16,795
Pfizer, Inc.	643	23,296
Recordati Industria Chimica e Farmaceutica S.p.A.	673	36,173
Roche Holding AG	69	22,303
Sanofi	249	24,611
Santen Pharmaceutical Co., Ltd.	2,300	31,709
Shionogi & Co., Ltd.	200	10,788
Sumitomo Dainippon Pharma Co., Ltd.	1,700	29,699
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,400
Takeda Pharmaceutical Co., Ltd.	738	26,666
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	1,418	16,364
UCB S.A.	265	25,208
Viatris, Inc. (b)	1,077	15,046
Vifor Pharma AG	64	8,711
Zoetis, Inc.	58	9,134

		867,027

Professional Services—0.1%
Equifax, Inc.	97	17,570
Nielsen Holdings plc	692	17,404
Nihon M&A Center, Inc.	200	5,431
Robert Half International, Inc.	330	25,763
SGS S.A.	12	34,043
Thomson Reuters Corp.	382	33,464
Verisk Analytics, Inc.	124	21,909
Wolters Kluwer NV	156	13,561

		169,145

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	17,418
Aroundtown S.A.	2,045	14,556
Azrieli Group, Ltd.	94	5,802
CBRE Group, Inc. - Class A (b)	281	22,230
CK Asset Holdings, Ltd.	3,000	18,236
Daito Trust Construction Co., Ltd.	100	11,633
Daiwa House Industry Co., Ltd.	600	17,630
Deutsche Wohnen SE	353	16,467
Mitsubishi Estate Co., Ltd.	1,000	17,537
Sumitomo Realty & Development Co., Ltd.	300	10,640
Swiss Prime Site AG	83	7,650
Vonovia SE	239	15,611
Wharf Real Estate Investment Co., Ltd.	2,596	14,582

		189,992

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	24,919
Canadian National Railway Co.	88	10,212
Canadian Pacific Railway, Ltd.	70	26,737
CSX Corp.	245	23,623
J.B. Hunt Transport Services, Inc.	132	22,185
Kansas City Southern	81	21,377
Keio Corp.	400	26,917
Kintetsu Group Holdings Co., Ltd.	900	34,366
Kyushu Railway Co.	900	21,036
MTR Corp., Ltd.	2,000	11,349

BHFTI-279

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Nagoya Railroad Co., Ltd.	1,000	$23,850
Nippon Express Co., Ltd.	500	37,376
Odakyu Electric Railway Co., Ltd.	1,100	30,143
Old Dominion Freight Line, Inc.	43	10,338
Seibu Holdings, Inc.	1,900	21,015
Tobu Railway Co., Ltd.	200	5,376
Union Pacific Corp.	74	16,310

		367,129

Semiconductors & Semiconductor Equipment—0.2%
Advantest Corp.	300	26,583
Analog Devices, Inc.	146	22,642
Applied Materials, Inc.	118	15,765
ASM Pacific Technology, Ltd.	2,300	29,466
Broadcom, Inc.	50	23,183
Disco Corp.	56	17,742
Infineon Technologies AG	431	18,279
Intel Corp.	226	14,464
Lasertec Corp.	100	13,309
Microchip Technology, Inc.	182	28,250
Micron Technology, Inc. (b)	176	15,525
NVIDIA Corp.	10	5,339
Qorvo, Inc. (b)	85	15,530
QUALCOMM, Inc.	125	16,574
Renesas Electronics Corp. (b)	2,000	21,970
Rohm Co., Ltd.	173	17,120
Skyworks Solutions, Inc.	105	19,265
STMicroelectronics NV	309	11,779
SUMCO Corp.	500	11,552
Texas Instruments, Inc.	132	24,947
Xilinx, Inc.	135	16,726

		386,010

Software—0.2%
Adobe, Inc. (b)	42	19,966
Autodesk, Inc. (b)	72	19,955
AVEVA Group plc	298	14,060
Blackberry, Ltd. (b)	1,611	13,512
Citrix Systems, Inc.	124	17,405
Constellation Software, Inc.	22	30,724
CyberArk Software, Ltd. (b)	117	15,133
Dassault Systemes SE	153	32,734
Fortinet, Inc. (b)	40	7,377
Intuit, Inc.	51	19,536
Microsoft Corp.	101	23,813
Nice, Ltd. (b)	114	24,796
NortonLifeLock, Inc.	848	18,028
Open Text Corp.	775	36,952
Oracle Corp.	295	20,700
Oracle Corp. Japan	100	9,830
Paycom Software, Inc. (b)	37	13,692
Sage Group plc (The)	3,242	27,395
SAP SE	201	24,617
ServiceNow, Inc. (b)	17	8,502
Synopsys, Inc. (b)	150	37,167
TeamViewer AG (b)	401	17,134

Software—(Continued)
Temenos AG	115	16,552
Trend Micro, Inc. (b)	700	35,090
Tyler Technologies, Inc. (b)	41	17,406
WiseTech Global, Ltd.	533	11,906

		533,982

Specialty Retail—0.2%
ABC-Mart, Inc.	300	16,948
Advance Auto Parts, Inc.	74	13,578
AutoZone, Inc. (b)	19	26,682
Best Buy Co., Inc.	138	15,844
CarMax, Inc. (b)	115	15,256
Gap, Inc. (The)	426	12,686
H & M Hennes & Mauritz AB - B Shares (b)	750	16,866
Hikari Tsushin, Inc.	26	5,240
Home Depot, Inc. (The)	50	15,263
Industria de Diseno Textil S.A	342	11,273
Kingfisher plc (b)	4,407	19,342
L Brands, Inc. (b)	276	17,073
Nitori Holdings Co., Ltd.	100	19,407
O’Reilly Automotive, Inc. (b)	47	23,841
Ross Stores, Inc.	223	26,740
Shimamura Co., Ltd.	200	23,086
TJX Cos., Inc. (The)	422	27,915
Tractor Supply Co.	124	21,958
Ulta Beauty, Inc. (b)	70	21,642
USS Co., Ltd.	1,200	23,516
Yamada Holdings Co., Ltd.	5,500	29,716

		403,872

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	76	9,283
Canon, Inc.	1,200	27,192
FUJIFILM Holdings Corp.	900	53,604
HP, Inc.	794	25,209
Logitech International S.A.	218	22,850
NetApp, Inc.	274	19,912
Ricoh Co., Ltd.	3,100	31,430
Seagate Technology plc	253	19,418
Seiko Epson Corp.	700	11,452
Xerox Holdings Corp.	336	8,155

		228,505

Textiles, Apparel & Luxury Goods—0.1%
Adidas AG (b)	57	17,793
Cie Financiere Richemont S.A. - Class A	337	32,361
EssilorLuxottica S.A.	112	18,241
Gildan Activewear, Inc.	409	12,517
Hanesbrands, Inc.	786	15,461
Hermes International	40	44,291
Kering S.A.	8	5,524
Moncler S.p.A. (b)	129	7,410
NIKE, Inc. - Class B	162	21,528
Pandora A/S	152	16,288
Puma SE (b)	222	21,764
PVH Corp.	44	4,651

BHFTI-280

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Ralph Lauren Corp.	166	$20,445
Swatch Group AG (The) - Bearer Shares	79	22,734
Tapestry, Inc. (b)	426	17,555
Under Armour, Inc. - Class A (b)	694	15,379
VF Corp.	294	23,496

		317,438

Tobacco—0.1%
Altria Group, Inc.	744	38,063
British American Tobacco plc	361	13,808
Imperial Brands plc	882	18,146
Japan Tobacco, Inc.	1,200	23,076
Philip Morris International, Inc.	495	43,926
Swedish Match AB	287	22,409

		159,428

Trading Companies & Distributors—0.0%
Ashtead Group plc	172	10,263
Fastenal Co.	194	9,754
Ferguson plc	77	9,203
Marubeni Corp.	3,300	27,618
MonotaRO Co., Ltd.	400	10,877
United Rentals, Inc. (b)	65	21,405
WW Grainger, Inc.	67	26,862

		115,982

Transportation Infrastructure—0.0%
Aena SME S.A. (b)	35	5,678
Aeroports de Paris (b)	108	12,910
Atlantia S.p.A. (b)	164	3,077
Auckland International Airport, Ltd. (b)	4,470	24,504
Sydney Airport (b)	3,397	16,010
Transurban Group	1,608	16,308

		78,487

Water Utilities—0.0%
American Water Works Co., Inc.	295	44,227
Severn Trent plc	873	27,757
United Utilities Group plc	2,922	37,301

		109,285

Wireless Telecommunication Services—0.1%
KDDI Corp.	2,100	64,527
Rogers Communications, Inc. - Class B	828	38,181
SoftBank Corp.	2,800	36,440
SoftBank Group Corp.	300	25,436
T-Mobile U.S., Inc. (b)	472	59,137
Tele2 AB - B Shares	2,432	32,807
Vodafone Group plc	16,068	29,240

		285,768

Total Common Stocks (Cost $23,673,265)		28,406,939

Mutual Funds—9.9%
Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—9.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $24,463,363)	193,481	25,162,204

U.S. Treasury & Government Agencies—8.7%

U.S. Treasury—8.7%
U.S. Treasury Inflation Indexed Bonds
2.125%, 02/15/40 (a)	726,048	1,040,924
3.375%, 04/15/32 (a)	5,894,000	8,583,828
3.875%, 04/15/29 (a)	1,590,980	2,232,872
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (a)	566,555	594,175
0.125%, 01/15/30 (a)	2,541,425	2,749,736
0.250%, 01/15/25 (a)	552,125	599,695
0.250%, 07/15/29 (a)	4,089,960	4,500,128
0.375%, 07/15/25 (a)	1,654,350	1,822,456

Total U.S. Treasury & Government Agencies (Cost $22,112,353)		22,123,814

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	211	16,795

Health Care Equipment & Supplies—0.0%
Sartorius AG	33	16,455

Total Preferred Stocks (Cost $20,685)		33,250

Rights—0.0%

Gas Utilities—0.0%
Snam S.p.A., Expires 04/07/21 (b)	6,452	7

IT Services—0.0%
Computershare, Ltd., Expires 04/19/21 (b)	277	319

Total Rights (Cost $0)		326

Short-Term Investments—40.1%

Mutual Funds—3.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.010% (e)	7,472,203	7,472,203
UBS Select Treasury Institutional Fund, Institutional Class, 0.010% (e)	1,732,858	1,732,858

		9,205,061

BHFTI-281

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—23.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $60,071,135; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $61,272,653.	60,071,135	$60,071,135

U.S. Treasury—12.9%
U.S. Treasury Bills
0.047%, 09/16/21 (f)	20,000,000	19,997,433
0.067%, 04/27/21 (f) (g)	13,000,000	12,999,859

		32,997,292

Total Short-Term Investments (Cost $102,271,227)		102,273,488

Total Investments—88.0% (Cost $216,653,808)		224,249,295
Other assets and liabilities (net)—12.0%		30,502,565

Net Assets—100.0%		$254,751,860

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent less than 0.05% of net assets.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $12,999,859.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $6,773,786, which is 2.7% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,000,000	BNY	04/29/21	USD	761,626	$1,973
CAD	2,400,000	BNY	04/29/21	USD	1,908,442	(1,434)
CHF	600,000	SSBT	04/29/21	USD	637,762	2,546
EUR	23,300,000	SSBT	04/28/21	USD	27,722,937	386,557
EUR	2,900,000	SSBT	04/29/21	USD	3,417,180	14,727
GBP	13,400,000	BBP	04/28/21	USD	18,490,625	16,033
GBP	800,000	SSBT	04/29/21	USD	1,101,488	(1,476)
HKD	5,000,000	SSBT	04/29/21	USD	643,585	382
JPY	690,300,000	SSBT	04/30/21	USD	6,290,367	54,320

Net Unrealized Appreciation						$473,628

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	04/16/21	4	EUR	559,312	$15,371
Australian 10 Year Treasury Bond Futures	06/15/21	238	AUD	32,871,218	(102,377)
Bloomberg Commodity Index Futures	06/16/21	584	USD	4,893,920	(158,188)
Brent Crude Oil Futures	05/28/21	39	USD	2,430,090	(63,246)
Canada Government Bond 10 Year Futures	06/21/21	217	CAD	30,113,090	(645,863)
Cattle Feeder Futures	05/27/21	11	USD	821,700	19,945
Cattle Feeder Futures	08/26/21	7	USD	550,463	(7,970)
Cocoa Futures	07/15/21	65	USD	1,550,250	(90,048)
Coffee “C” Futures	07/20/21	18	USD	846,450	(29,955)
Copper Futures	05/26/21	17	USD	1,698,088	103,380
Corn Futures	12/14/21	51	USD	1,217,625	241,443
Cotton No. 2 Futures	07/08/21	18	USD	739,530	(41,656)

BHFTI-282

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
DAX Index Futures	06/18/21	1	EUR	375,725	$12,958
Euro-BTP Futures	06/08/21	48	EUR	7,166,880	30,878
Euro-Bobl Futures	06/08/21	134	EUR	18,100,720	9,216
Euro-Bund Futures	06/08/21	54	EUR	9,249,120	(29,247)
Euro-Buxl 30 Year Bond Futures	06/08/21	20	EUR	4,120,800	(78,837)
FTSE 100 Index Futures	06/18/21	11	GBP	734,745	(802)
Gold 100 oz. Futures	06/28/21	35	USD	6,004,600	(113,426)
Goldman Sachs Commodity Index Futures	04/16/21	68	USD	7,925,400	(371,796)
Hang Seng Index Futures	04/29/21	5	HKD	7,079,000	26,528
IBEX 35 Index Futures	04/16/21	5	EUR	429,335	(2,935)
Interest Rate Swap 10 Year Futures	06/14/21	316	USD	28,331,375	(582,502)
Interest Rate Swap 5 Year Futures	06/14/21	435	USD	42,127,031	(299,741)
Japanese Government 10 Year Bond Futures	06/14/21	1	JPY	151,160,000	1,394
Japanese Government 10 Year Bond Mini Futures	06/11/21	476	JPY	7,185,220,000	60,486
LME Nickel Futures	04/19/21	13	USD	1,250,340	(145,698)
LME Nickel Futures	06/14/21	14	USD	1,349,124	(203,052)
LME Primary Aluminum Futures	04/19/21	40	USD	2,194,250	210,528
LME Primary Aluminum Futures	06/16/21	51	USD	2,816,156	57,580
LME Zinc Futures	04/19/21	24	USD	1,684,350	131,867
LME Zinc Futures	06/14/21	32	USD	2,253,400	39,829
Lean Hogs Futures	06/14/21	11	USD	463,320	59,160
Live Cattle Futures	06/30/21	44	USD	2,163,040	69,409
Low Sulphur Gas Oil Futures	06/10/21	23	USD	1,172,425	(21,660)
MSCI Emerging Markets Index Mini Futures	06/18/21	327	USD	21,622,875	(165,706)
Natural Gas Futures	05/26/21	22	USD	586,740	11,489
Natural Gas Futures	06/28/21	67	USD	1,830,440	(3,938)
New York Harbor ULSD Futures	05/28/21	15	USD	1,116,864	(34,831)
OMX Stockholm 30 Index Futures	04/16/21	20	SEK	4,374,500	6,764
RBOB Gasoline Futures	05/28/21	14	USD	1,148,717	2,010
Russell 2000 Index E-Mini Futures	06/18/21	277	USD	30,781,625	(1,753,564)
S&P 500 Index E-Mini Futures	06/18/21	103	USD	20,432,110	177,262
S&P TSX 60 Index Futures	06/17/21	6	CAD	1,333,320	(1,963)
SPI 200 Index Futures	06/17/21	7	AUD	1,184,050	3,575
Silver Futures	05/26/21	19	USD	2,330,540	(246,751)
Soybean Futures	07/14/21	14	USD	999,425	36,127
Soybean Meal Futures	07/14/21	23	USD	977,040	57,544
Soybean Oil Futures	07/14/21	28	USD	852,768	(28,008)
Sugar No. 11 Futures	06/30/21	64	USD	1,058,714	(124,197)
TOPIX Index Futures	06/10/21	5	JPY	97,700,000	23,438
U.S. Treasury Long Bond Futures	06/21/21	172	USD	26,590,125	(1,071,827)
U.S. Treasury Note 10 Year Futures	06/21/21	31	USD	4,059,063	(102,518)
U.S. Treasury Note 2 Year Futures	06/30/21	59	USD	13,022,867	(11,171)
U.S. Treasury Note 5 Year Futures	06/30/21	11	USD	1,357,383	(16,609)
United Kingdom Long Gilt Bond Futures	06/28/21	134	GBP	17,097,060	(288,386)
Wheat Futures	07/14/21	40	USD	1,231,500	6

Futures Contracts—Short
LME Nickel Futures	04/19/21	(13)	USD	(1,250,340)	194,928
LME Nickel Futures	06/14/21	(2)	USD	(192,732)	30,701
LME Primary Aluminum Futures	04/19/21	(40)	USD	(2,194,250)	(9,472)
LME Primary Aluminum Futures	06/16/21	(11)	USD	(607,406)	(21,360)
LME Zinc Futures	04/19/21	(24)	USD	(1,684,350)	(22,483)
LME Zinc Futures	06/14/21	(7)	USD	(492,931)	(3,337)

Net Unrealized Depreciation					$(5,261,304)

BHFTI-283

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Depreciation
Pay	3M LIBOR	Quarterly	0.250%	Semi-Annually	09/15/23	USD	77,947,000	$(214,690)	$(169,991)	$(44,699)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$46,249,274	$—	$46,249,274
Common Stocks
Aerospace & Defense	150,680	37,512	—	188,192
Air Freight & Logistics	68,825	34,210	—	103,035
Airlines	63,227	30,263	—	93,490
Auto Components	52,224	106,951	—	159,175
Automobiles	13,022	65,957	—	78,979
Banks	432,728	312,198	—	744,926
Beverages	252,966	415,562	—	668,528
Biotechnology	168,110	120,881	—	288,991
Building Products	104,298	112,543	—	216,841
Capital Markets	248,425	126,057	—	374,482
Chemicals	565,378	592,359	—	1,157,737
Commercial Services & Supplies	85,090	43,770	—	128,860
Communications Equipment	101,461	55,231	—	156,692
Construction & Engineering	55,171	28,480	—	83,651

BHFTI-284

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Construction Materials	$82,128	$53,129	$—	$135,257
Consumer Finance	15,898	2	—	15,900
Containers & Packaging	267,736	—	—	267,736
Distributors	50,900	—	—	50,900
Diversified Financial Services	17,628	87,476	—	105,104
Diversified Telecommunication Services	359,933	875,569	—	1,235,502
Electric Utilities	1,215,268	1,358,184	—	2,573,452
Electrical Equipment	82,805	52,461	—	135,266
Electronic Equipment, Instruments & Components	149,070	209,259	—	358,329
Energy Equipment & Services	100,889	24,450	—	125,339
Entertainment	280,417	273,265	—	553,682
Equity Real Estate Investment Trusts	403,753	315,674	—	719,427
Food & Staples Retailing	515,874	454,350	—	970,224
Food Products	763,819	736,510	—	1,500,329
Gas Utilities	58,851	516,004	—	574,855
Health Care Equipment & Supplies	395,163	551,055	—	946,218
Health Care Providers & Services	306,614	209,400	0	516,014
Health Care Technology	21,133	16,566	—	37,699
Hotels, Restaurants & Leisure	248,214	201,767	—	449,981
Household Durables	156,144	119,019	—	275,163
Household Products	262,720	143,049	—	405,769
Independent Power and Renewable Electricity Producers	71,253	30,142	—	101,395
Industrial Conglomerates	48,676	127,759	—	176,435
Insurance	294,627	234,520	—	529,147
Interactive Media & Services	151,068	160,820	—	311,888
Internet & Direct Marketing Retail	60,618	129,847	—	190,465
IT Services	386,235	316,731	—	702,966
Leisure Products	13,457	73,907	—	87,364
Life Sciences Tools & Services	157,539	107,541	—	265,080
Machinery	212,225	345,925	—	558,150
Marine	—	10,903	—	10,903
Media	572,722	180,637	—	753,359
Metals & Mining	236,149	325,687	—	561,836
Multi-Utilities	1,052,511	235,289	—	1,287,800
Multiline Retail	77,288	97,216	—	174,504
Oil, Gas & Consumable Fuels	1,017,409	686,348	—	1,703,757
Paper & Forest Products	—	73,156	—	73,156
Personal Products	54,098	256,861	—	310,959
Pharmaceuticals	226,677	640,350	—	867,027
Professional Services	116,110	53,035	—	169,145
Real Estate Management & Development	22,230	167,762	—	189,992
Road & Rail	130,782	236,347	—	367,129
Semiconductors & Semiconductor Equipment	218,210	167,800	—	386,010
Software	319,868	214,114	—	533,982
Specialty Retail	238,478	165,394	—	403,872
Technology Hardware, Storage & Peripherals	81,977	146,528	—	228,505
Textiles, Apparel & Luxury Goods	131,032	186,406	—	317,438
Tobacco	81,989	77,439	—	159,428
Trading Companies & Distributors	58,021	57,961	—	115,982
Transportation Infrastructure	—	78,487	—	78,487
Water Utilities	44,227	65,058	—	109,285
Wireless Telecommunication Services	97,318	188,450	—	285,768
Total Common Stocks	14,289,356	14,117,583	0	28,406,939
Total Mutual Funds*	25,162,204	—	—	25,162,204
Total U.S. Treasury & Government Agencies*	—	22,123,814	—	22,123,814
Total Preferred Stocks*	—	33,250	—	33,250

BHFTI-285

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Rights
Gas Utilities	$—	$7	$—	$7
IT Services	319	—	—	319
Total Rights	319	7	—	326
Short-Term Investments
Mutual Funds	9,205,061	—	—	9,205,061
Repurchase Agreement	—	60,071,135	—	60,071,135
U.S. Treasury	—	32,997,292	—	32,997,292
Total Short-Term Investments	9,205,061	93,068,427	—	102,273,488
Total Investments	$48,656,940	$175,592,355	$0	$224,249,295

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$476,538	$—	$476,538
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,910)	—	(2,910)
Total Forward Contracts	$—	$473,628	$—	$473,628
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,633,816	$—	$—	$1,633,816
Futures Contracts (Unrealized Depreciation)	(6,895,120)	—	—	(6,895,120)
Total Futures Contracts	$(5,261,304)	$—	$—	$(5,261,304)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(44,699)	$—	$(44,699)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTI-286

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—108.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—6.3%
Fannie Mae 30 Yr. Pool
4.000%, 10/01/48	1,172,879	$1,259,558
4.000%, 06/01/50	2,367,426	2,539,399
Fannie Mae ARM Pool
1.579%, 12M MTA + 1.200%, 07/01/44 (a)	5,587	5,741
1.579%, 12M MTA + 1.200%, 09/01/44 (a)	11,049	11,354
2.614%, 1Y H15 + 2.360%, 11/01/34 (a)	212,926	226,845
Fannie Mae REMICS (CMO)
0.178%, 1M LIBOR + 0.060%, 12/25/36 (a)	20,560	20,381
0.178%, 1M LIBOR + 0.060%, 07/25/37 (a)	158,365	155,659
0.259%, 1M LIBOR + 0.150%, 08/25/34 (a)	25,331	25,137
0.459%, 1M LIBOR + 0.350%, 07/25/37 (a)	3,801	3,822
0.489%, 1M LIBOR + 0.380%, 07/25/37 (a)	40,952	41,306
2.314%, 05/25/35 (a)	113,460	116,063
Fannie Mae Whole Loan (CMO) 0.459%, 1M LIBOR + 0.350%, 05/25/42 (a)	28,324	28,526
Freddie Mac ARM Non-Gold Pool 2.350%, 1Y H15 + 2.225%, 01/01/34 (a)	21,096	22,454
Freddie Mac REMICS (CMO) 0.473%, 1M LIBOR + 0.350%, 07/15/44 (a)	2,108,519	2,123,598
Freddie Mac Strips (CMO) 0.556%, 1M LIBOR + 0.450%, 09/15/42 (a)	2,724,645	2,736,727
Freddie Mac Structured Pass-Through Securities (CMO)
0.369%, 1M LIBOR + 0.260%, 08/25/31 (a)	23,563	22,976
1.459%, 12M MTA + 1.200%, 10/25/44 (a)	1,235,141	1,253,218
1.579%, 12M MTA + 1.200%, 02/25/45 (a)	365,003	366,389
Government National Mortgage Association (CMO)
0.599%, 12M LIBOR + 0.150%, 08/20/68 (a)	3,426,217	3,390,901
0.950%, 1M LIBOR + 0.830%, 08/20/66 (a)	216,591	220,506
1.904%, 12M LIBOR + 0.750%, 04/20/67 (a)	2,690,992	2,728,122
Uniform Mortgage-Backed Securities 30 Yr. Pool
3.500%, TBA (b)	17,720,000	18,724,364
4.000%, TBA (b)	102,270,000	109,724,524

		145,747,570

U.S. Treasury—101.9%
U.S. Treasury Bond 1.625%, 11/15/50 (c)	12,550,000	10,457,680
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51 (d) (e)	7,233,048	7,281,928
0.250%, 02/15/50 (d)	12,024,604	12,555,691
0.625%, 02/15/43 (c) (d)	9,793,594	11,061,915
0.750%, 02/15/42 (d)	52,249,099	60,374,241
0.750%, 02/15/45 (d)	17,504,474	20,245,930
0.875%, 02/15/47 (d)	41,754,454	50,258,118
1.000%, 02/15/46 (c) (d)	60,664,019	74,263,660
1.375%, 02/15/44 (c) (d)	85,472,383	111,628,268
1.750%, 01/15/28 (c) (d)	120,264,405	144,627,342
2.000%, 01/15/26 (d)	28,908,492	34,158,319
2.125%, 02/15/40 (d)	23,995,886	34,402,540
2.125%, 02/15/41 (c) (d)	18,208,683	26,329,566
2.375%, 01/15/25 (c) (d)	66,617,858	78,035,274
2.375%, 01/15/27 (d) (e)	492,837	603,379
2.500%, 01/15/29 (d)	41,969,335	53,694,517
3.375%, 04/15/32 (d)	2,855,643	4,158,865

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
3.625%, 04/15/28 (d)	30,999,424	41,734,185
3.875%, 04/15/29 (d)	32,328,714	45,371,960
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (d)	10,368,738	10,389,799
0.125%, 01/15/22 (d)	59,165,184	60,499,867
0.125%, 04/15/22 (c) (d)	67,291,597	69,202,574
0.125%, 07/15/22 (d) (f) (g)	34,572,861	35,944,522
0.125%, 01/15/23 (c) (d) (g)	95,388,835	100,039,041
0.125%, 10/15/24 (c) (d)	88,153,920	95,350,861
0.125%, 04/15/25 (c) (d)	43,172,544	46,734,279
0.125%, 10/15/25 (d) (e)	9,273,600	10,102,186
0.125%, 07/15/26 (c) (d)	93,459,389	102,134,805
0.125%, 01/15/30 (c) (d)	61,860,960	66,931,465
0.125%, 07/15/30 (c) (d)	90,242,476	97,942,462
0.125%, 01/15/31 (c) (d)	85,307,413	91,824,322
0.250%, 01/15/25 (d)	34,010,900	36,941,240
0.250%, 07/15/29 (c) (d)	75,354,330	82,911,348
0.375%, 07/15/23 (c) (d)	75,748,524	81,093,825
0.375%, 07/15/25 (d)	28,177,992	31,041,287
0.375%, 01/15/27 (d)	45,236,877	49,894,273
0.375%, 07/15/27 (d)	45,430,308	50,382,389
0.500%, 04/15/24 (c) (d)	80,148,182	86,875,203
0.500%, 01/15/28 (c) (d)	78,927,997	87,898,863
0.625%, 04/15/23 (d)	55,269,870	58,801,961
0.625%, 01/15/24 (d) (f)	56,103,667	60,824,996
0.625%, 01/15/26 (c) (d)	66,861,566	74,345,186
0.750%, 07/15/28 (d)	46,481,390	53,000,284
0.875%, 01/15/29 (d) (e) (h) (i)	2,397,923	2,749,556
U.S. Treasury Notes 1.750%, 12/31/24 (c)	2,260,000	2,357,639

		2,367,457,611

Total U.S. Treasury & Government Agencies (Cost $2,403,907,135)		2,513,205,181

Foreign Government—9.7%

Municipal—0.0%
Ciudad Autonoma De Buenos Aires 39.106%, BADLAR + 5.000%, 01/23/22 (ARS) (a)	58,030,000	420,825

Sovereign—9.7%
Argentina Bocon 34.109%, BADLAR + 0.000%, 10/04/22 (ARS) (a)	115,757	616
Argentina Bonar Bond 36.119%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	14,686,000	93,470
Australia Government Bonds
1.250%, 02/21/22 (AUD) (d)	8,500,000	7,786,922
3.000%, 09/20/25 (AUD) (d)	11,150,000	12,709,317
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (d)	7,551,744	7,821,136
French Republic Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (d)	15,462,335	19,887,888
0.250%, 07/25/24 (EUR) (d)	4,146,870	5,239,890

BHFTI-287

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (d)	30,179,227	$38,678,525
1.400%, 05/26/25 (144A) (EUR) (d)	57,290,184	71,881,047
Japanese Government CPI Linked Bonds
1.460%, 03/10/28 (JPY) (d)	1,466,733,420	13,349,957
1.460%, 03/10/29 (JPY) (d)	1,540,519,680	14,003,459
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	5,103,330
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (d)	1,632,750	1,595,261
3.000%, 09/20/30 (NZD) (d)	11,600,000	11,658,136
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	2,062,259
Qatar Government International Bond 3.875%, 04/23/23	2,500,000	2,662,500
United Kingdom Gilt Inflation Linked Bond 1.250%, 11/22/27 (GBP) (d)	6,285,224	11,306,922

		225,840,635

Total Foreign Government (Cost $220,105,826)		226,261,460

Asset-Backed Securities—6.8%

Asset-Backed - Home Equity—1.2%
ACE Securities Corp. Home Equity Loan Trust
0.309%, 1M LIBOR + 0.200%, 03/25/37 (a)	541,260	318,827
1.159%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,483,357	1,477,659
Asset Backed Securities Corp. Home Equity Loan Trust 0.934%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,573,132	1,548,754
Bear Stearns Asset-Backed Securities Trust 0.859%, 1M LIBOR + 0.750%, 12/25/35 (a)	28,409	28,309
Citigroup Mortgage Loan Trust, Inc.
0.254%, 1M LIBOR + 0.145%, 09/25/36 (144A) (a)	1,572,498	1,517,170
0.289%, 1M LIBOR + 0.180%, 03/25/37 (a)	1,087,285	993,647
0.799%, 1M LIBOR + 0.690%, 10/25/35 (a)	3,700,000	3,554,548
First NLC Trust 0.179%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	952,345	602,862
GSAA Home Equity Trust 6.720%, 03/25/46 (j)	398,290	296,019
Home Equity Asset Trust
0.784%, 1M LIBOR + 0.675%, 02/25/36 (a)	2,400,000	2,332,445
0.904%, 1M LIBOR + 0.795%, 07/25/34 (a)	177,728	176,328
0.964%, 1M LIBOR + 0.855%, 08/25/34 (a)	408,412	406,750
HSI Asset Securitization Corp. Trust 0.159%, 1M LIBOR + 0.050%, 10/25/36 (a)	4,734	2,466
Master Asset-Backed Securities Trust 0.859%, 1M LIBOR + 0.750%, 10/25/35 (a)	121,856	119,847
Morgan Stanley ABS Capital, Inc. Trust
0.769%, 1M LIBOR + 0.660%, 01/25/35 (a)	736,006	721,345
0.784%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,267,122
New Century Home Equity Loan Trust 0.874%, 1M LIBOR + 0.765%, 02/25/35 (a)	439,565	434,209
Nomura Home Equity Loan, Inc 0.544%, 1M LIBOR + 0.435%, 03/25/36 (a)	3,000,000	2,949,465

Asset-Backed - Home Equity—(Continued)
NovaStar Mortgage Funding Trust 0.814%, 1M LIBOR + 0.705%, 01/25/36 (a)	1,811,783	1,804,901
RASC Trust 0.569%, 1M LIBOR + 0.230%, 06/25/36 (a)	5,622,278	5,488,791
Soundview Home Loan Trust
0.169%, 1M LIBOR + 0.060%, 11/25/36 (144A) (a)	45,317	18,144
0.289%, 1M LIBOR + 0.180%, 07/25/37 (a)	431,392	414,245
0.309%, 1M LIBOR + 0.200%, 06/25/37 (a)	2,432,748	2,002,161

		28,476,014

Asset-Backed - Other—5.3%
Adagio CLO
0.660%, 3M EURIBOR + 0.660%, 10/15/29 (144A) (EUR) (a)	232,663	272,890
2.125%, 10/15/29 (144A) (EUR)	193,886	227,365
AlbaCore EURO CLO I DAC 1.530%, 3M EURIBOR + 1.530%, 07/18/31 (144A) (EUR) (a)	1,100,000	1,292,567
AMMC CLO, Ltd. 1.167%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	5,700,000	5,700,080
Argent Securities Trust 0.429%, 1M LIBOR + 0.320%, 05/25/36 (a)	250,590	93,273
Atlas Senior Loan Fund, Ltd. 1.523%, 3M LIBOR + 1.300%, 01/16/30 (144A) (a)	4,600,000	4,600,193
Atrium XII 1.052%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	2,373,617	2,372,226
Avery Point CLO, Ltd. 1.318%, 3M LIBOR + 1.100%, 04/25/26 (144A) (a)	86,629	86,622
Babson Euro CLO B.V. 0.277%, 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (a)	484,151	566,921
Bain Capital Credit, Ltd. 1.468%, 3M LIBOR + 1.250%, 07/25/30 (144A) (a)	3,398,490	3,398,799
Benefit Street Partners CLO, Ltd. 1.003%, 3M LIBOR + 0.780%, 07/18/27 (144A) (a)	437,557	437,582
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	1,497,175	1,755,801
1.288%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	967,421	965,942
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (a)	222,440	261,206
Catamaran CLO, Ltd. 1.063%, 3M LIBOR + 0.850%, 01/27/28 (144A) (a)	2,830,449	2,830,594
Cathedral Lake, Ltd. 2.119%, 3M LIBOR + 0.850%, 07/15/29 (a)	800,000	800,000
CIT Mortgage Loan Trust
1.459%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	2,492,478	2,505,464
1.609%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,480,742
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	334,839	337,078
Countrywide Asset-Backed Certificates 0.299%, 1M LIBOR + 0.190%, 11/25/37 (a)	7,480,389	7,123,596

BHFTI-288

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Credit-Based Asset Servicing and Securitization LLC
0.238%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	82,619	$65,006
0.338%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,646,576	1,310,901
CSAB Mortgage-Backed Trust 6.220%, 09/25/36 (j)	457,765	204,969
CWABS Asset-Backed Certificates Trust
0.849%, 1M LIBOR + 0.740%, 08/25/47 (a)	35,048	34,364
0.904%, 1M LIBOR + 0.795%, 02/25/36 (a)	3,376,671	3,367,847
Ellington Loan Acquisition Trust 1.209%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,564,504	1,566,055
First Franklin Mortgage Loan Trust
0.229%, 1M LIBOR + 0.120%, 12/25/36 (a)	11,122,748	9,921,565
0.419%, 1M LIBOR + 0.310%, 07/25/36 (a)	2,751,435	2,640,042
GSAMP Trust 0.844%, 1M LIBOR + 0.735%, 09/25/35 (a)	163,852	163,666
Halcyon Loan Advisors Funding, Ltd. 1.143%, 3M LIBOR + 0.920%, 04/20/27 (144A) (a)	614,356	613,710
HSI Asset Securitization Corp. Trust 0.269%, 1M LIBOR + 0.160%, 05/25/37 (a)	255,973	252,260
ICG U.S. CLO, Ltd. 1.622%, 3M LIBOR + 1.400%, 10/22/31 (144A) (a)	200,000	200,328
Jamestown CLO, Ltd. 1.443%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	1,587,561	1,587,364
JPMorgan Mortgage Acquisition Trust 0.319%, 1M LIBOR + 0.210%, 10/25/36 (a)	133,971	131,560
Jubilee CLO B.V. 0.290%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (a)	1,262,666	1,476,416
KVK CLO, Ltd. 1.134%, 3M LIBOR + 0.900%, 01/14/28 (144A) (a)	1,364,466	1,364,619
Laurelin B.V. 0.459%, 3M EURIBOR + 0.720%, 10/20/31 (EUR) (a)	700,000	820,890
Legacy Mortgage Asset Trust 3.750%, 04/25/59 (144A) (j)	477,597	481,795
LoanCore Issuer, Ltd. 1.236%, 1M LIBOR + 1.130%, 05/15/36 (144A) (a)	3,500,000	3,498,908
Long Beach Mortgage Loan Trust
0.229%, 1M LIBOR + 0.120%, 08/25/36 (a)	1,011,008	539,756
0.844%, 1M LIBOR + 0.735%, 08/25/35 (a)	228,225	228,429
Mackay Shields Euro CLO-2 DAC 1.550%, 3M EURIBOR + 1.550%, 08/15/33 (144A) (EUR) (a)	950,000	1,118,074
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	1,000,000	1,172,701
Marlette Funding Trust 2.690%, 09/17/29 (144A)	177,962	178,916
Morgan Stanley ABS Capital, Inc. Trust 1.084%, 1M LIBOR + 0.975%, 07/25/34 (a)	59,325	58,806
Morgan Stanley IXIS Real Estate Capital Trust 0.159%, 1M LIBOR + 0.050%, 11/25/36 (a)	588	266
Mountain View CLO LLC 1.313%, 3M LIBOR + 1.090%, 10/16/29 (144A) (a)	2,000,000	1,999,654
OCP CLO, Ltd.
1.035%, 3M LIBOR + 0.820%, 10/26/27 (144A) (a)	105,561	105,421
1.041%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	887,450	887,497

Asset-Backed - Other—(Continued)
OZLM XXIII, Ltd. 1.711%, 3M LIBOR + 1.470%, 04/15/32 (144A) (a)	5,800,000	5,800,870
Palmer Square European Loan Funding DAC 0.870%, 3M EURIBOR + 0.870%, 02/15/30 (144A) (EUR) (a)	4,700,000	5,560,871
Palmer Square Loan Funding, Ltd. 1.118%, 3M LIBOR + 0.900%, 10/24/27 (144A) (a)	349,982	350,009
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.799%, 1M LIBOR + 0.690%, 05/25/35 (a)	102,891	102,979
0.844%, 1M LIBOR + 0.735%, 09/25/35 (a)	200,000	198,233
1.159%, 1M LIBOR + 1.050%, 10/25/34 (a)	4,000,000	3,995,300
Penta CLO B.V. 0.790%, 6M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (a)	851,344	999,677
RAAC Trust 0.619%, 1M LIBOR + 0.510%, 08/25/36 (a)	300,416	305,162
Saxon Asset Securities Trust 0.419%, 1M LIBOR + 0.310%, 09/25/37 (a)	865,871	841,924
Securitized Asset-Backed Receivables LLC Trust
0.409%, 1M LIBOR + 0.300%, 07/25/36 (a)	325,644	182,432
0.429%, 1M LIBOR + 0.320%, 07/25/36 (a)	3,505,107	1,669,964
Small Business Administration Participation Certificates 5.510%, 11/01/27	608,801	664,179
Sound Point CLO, Ltd.
0.179%, 01/23/29 (144A) (a)	2,000,000	2,000,000
1.368%, 3M LIBOR + 1.150%, 01/23/29 (144A) (a)	2,000,000	1,999,500
SP-STATIC CLO 1, Ltd. 1.622%, 3M LIBOR + 1.400%, 07/22/28 (144A) (a)	2,692,542	2,693,824
Stanwich Mortgage Loan Co. LLC 3.375%, 08/15/24 (144A) (j)	338,187	339,848
Steele Creek CLO, Ltd. 1.048%, 3M LIBOR + 0.900%, 05/21/29 (144A) (a)	2,500,000	2,499,992
Structured Asset Securities Corp. Mortgage Loan Trust 1.615%, 1M LIBOR + 1.500%, 04/25/35 (a)	118,508	118,834
Symphony CLO, Ltd. 1.184%, 3M LIBOR + 0.950%, 07/14/26 (144A) (a)	1,034,541	1,034,584
TCW CLO, Ltd. 1.274%, 3M LIBOR + 1.050%, 10/20/31 (144A) (a)	1,326,962	1,328,698
THL Credit Wind River CLO, Ltd. 1.111%, 3M LIBOR + 0.870%, 10/15/27 (144A) (a)	157,763	157,650
Towd Point Mortgage Trust 1.109%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	1,761,478	1,776,549
Tralee CLO, Ltd. 1.254%, 3M LIBOR + 1.030%, 10/20/27 (144A) (a)	1,225,456	1,225,515
Venture CLO, Ltd.
0.544%, 3M LIBOR + 0.900%, 10/20/28 (144A) (a)	1,200,000	1,199,954
1.061%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	3,550,970	3,546,937
1.121%, 3M LIBOR + 0.880%, 07/15/27 (144A) (a)	1,735,404	1,735,605
1.244%, 3M LIBOR + 1.020%, 04/20/29 (144A) (a)	500,000	499,874
Voya CLO, Ltd. 0.938%, 3M LIBOR + 0.720%, 07/25/26 (144A) (a)	639,879	639,502
Z Capital Credit Partners CLO, Ltd. 1.173%, 3M LIBOR + 0.950%, 07/16/27 (144A) (a)	2,076,727	2,072,972

		121,642,164

BHFTI-289

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—0.3%
College Loan Corp. Trust 0.468%, 3M LIBOR + 0.250%, 01/25/24 (a)	900,000	$887,247
SLM Student Loan Trust
0.768%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	3,268,367	3,276,724
1.100%, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (a)	113,543	133,168
1.718%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,823,510	2,845,753

		7,142,892

Total Asset-Backed Securities (Cost $153,883,098)		157,261,070

Corporate Bonds & Notes—6.5%

Agriculture—0.1%
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,800,508

Auto Manufacturers—0.1%
FCE Bank plc 1.875%, 06/24/21 (EUR)	700,000	823,517
Ford Motor Credit Co. LLC 3.550%, 10/07/22	2,100,000	2,148,552
Nissan Motor Acceptance Corp.
1.900%, 09/14/21 (144A)	100,000	100,447
2.650%, 07/13/22 (144A)	100,000	102,122

		3,174,638

Banks—3.6%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	200,000	249,633
Banco Santander S.A. 6.250%, 5Y EUR Swap + 5.640%, 09/11/21 (EUR) (a)	100,000	119,615
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,712,352
Cooperative Rabobank UA 6.625%, 5Y EUR Swap + 6.697% (EUR) (a)(k)	1,600,000	1,904,465
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,874,137
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,917,606
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,427,453
JPMorgan Chase & Co. 3.682%, 3M LIBOR + 3.470%, 04/30/21 (a)	440,000	439,230
Lloyds Banking Group plc
0.987%, 3M LIBOR + 0.800%, 06/21/21 (a)	3,400,000	3,405,168
4.947%, 5Y EURIBOR + 5.290%, 12/31/49 (EUR) (a)	900,000	1,146,461
Natwest Group plc
1.751%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,655,981
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,835,084
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (a)	1,040,000	1,064,700
Nykredit Realkredit A/S
0.500%, 10/01/43 (DKK)	22,100,000	3,342,916
1.000%, 10/01/50 (DKK)	193,858,661	29,834,024
2.500%, 10/01/47 (DKK)	8,607	1,436

Banks—(Continued)
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	12,413,840

		82,344,101

Beverages—0.0%
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	300,000	301,356

Chemicals—0.1%
Syngenta Finance NV
3.933%, 04/23/21 (144A)	900,000	901,663
4.441%, 04/24/23 (144A)	400,000	419,057

		1,320,720

Commercial Services—0.0%
RELX Capital, Inc. 3.500%, 03/16/23	300,000	315,987

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	213,868

Diversified Financial Services—1.9%
Air Lease Corp. 3.375%, 06/01/21	200,000	200,912
Ally Financial, Inc. 4.250%, 04/15/21	100,000	100,102
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	115,000	122,036
Jyske Realkredit A/S
0.500%, 10/01/43 (DKK)	7,300,000	1,104,301
1.000%, 10/01/50 (DKK)	103,506,869	15,952,007
1.000%, 10/01/53 (DKK)	22,500,000	3,398,100
2.500%, 10/01/47 (DKK)	5,705	952
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	400,000	431,666
Nordea Kredit Realkreditaktieselskab
0.500%, 10/01/43 (DKK)	3,000,000	454,141
1.000%, 10/01/50 (DKK)	67,029,611	10,318,751
2.500%, 10/01/47 (DKK)	1,432	239
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	7,000	7,349
Realkredit Danmark A/S
1.000%, 10/01/53 (DKK)	78,600,000	11,890,198
2.500%, 04/01/47 (DKK)	13,301	2,222

		43,982,976

Electric—0.1%
Enel Finance International NV 2.875%, 05/25/22 (144A)	500,000	512,762
Eversource Energy 2.900%, 10/01/24	100,000	106,632

BHFTI-290

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Sempra Energy
2.900%, 02/01/23	500,000	$520,157
4.050%, 12/01/23	400,000	430,471

		1,570,022

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	208,179

Home Builders—0.0%
DR Horton, Inc. 5.750%, 08/15/23	900,000	993,148

Insurance—0.0%
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	300,000	308,419
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	107,452

		415,871

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	205,432

Media — 0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 07/23/22	200,000	208,591

Oil & Gas—0.3%
Petrobras Global Finance B.V.
5.093%, 01/15/30	4,897,000	5,087,493
6.250%, 12/14/26 (GBP)	400,000	616,234

		5,703,727

Pharmaceuticals—0.0%
AbbVie, Inc. 2.300%, 05/14/21	500,000	500,232
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	100,000	105,076

		605,308

Retail—0.3%
McDonald’s Corp. 0.649%, 3M LIBOR + 0.430%, 10/28/21 (a)	6,900,000	6,915,252

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC
3.875%, 09/01/22 (144A)	200,000	208,839
4.625%, 06/01/23 (144A)	200,000	216,645

		425,484

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	327,545

Telecommunications—0.0%
NTT Finance Corp. 1.900%, 07/21/21	200,000	200,960
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	12,500	12,594

		213,554

Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	204,851

Total Corporate Bonds & Notes (Cost $138,769,329)		151,451,118

Mortgage-Backed Securities—3.6%

Collateralized Mortgage Obligations—3.2%
Alternative Loan Trust
0.349%, 1M LIBOR + 0.240%, 06/25/36 (a)	1,698,928	1,703,940
5.000%, 07/25/35	186,890	147,115
6.000%, 03/25/37	3,682,398	2,178,876
6.000%, 04/25/37	801,517	797,919
Banc of America Funding Trust
0.551%, 1M LIBOR + 0.440%, 07/20/36 (a)	13,576	13,567
2.731%, 02/20/36 (a)	276,543	276,146
Banc of America Mortgage Trust
2.993%, 09/25/35 (a)	44,712	43,888
3.299%, 06/25/35 (a)	50,490	47,621
Bear Stearns Adjustable Rate Mortgage Trust 2.847%, 03/25/35 (a)	181,237	180,177
Bear Stearns ALT-A Trust
0.429%, 1M LIBOR + 0.320%, 02/25/34 (a)	91,048	88,252
3.033%, 09/25/35 (a)	573,267	453,071
Chase Mortgage Finance Trust 3.440%, 02/25/37 (a)	21,819	22,078
CHL Mortgage Pass-Through Trust
0.689%, 1M LIBOR + 0.580%, 04/25/35 (a)	370,602	344,009
2.660%, 11/20/34 (a)	26,732	26,750
3.115%, 08/25/34 (a)	36,391	36,037
6.000%, 03/25/37	1,086,405	838,900
Citigroup Mortgage Loan Trust
0.318%, 1M LIBOR + 0.200%, 06/25/47 (144A) (a)	56,720	56,720
1.941%, 08/25/35 (a)	11,323	11,314
2.570%, 1Y H15 + 2.400%, 05/25/35 (a)	5,376	5,449
3.195%, 03/25/37 (a)	2,205,522	2,200,966
3.258%, 04/25/66 (144A) (a)	504,359	508,861
Countrywide Alternative Loan Trust
0.289%, 1M LIBOR + 0.180%, 05/25/47 (a)	169,690	161,559
0.291%, 1M LIBOR + 0.180%, 02/20/47 (a)	577,350	451,443
0.669%, 1M LIBOR + 0.560%, 12/25/35 (a)	20,545	20,419
5.500%, 06/25/25	542,201	526,772
Countrywide Home Reperforming Loan REMIC Trust 0.449%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	49,105	46,889
Credit Suisse Mortgage Capital Certificates
0.259%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	1,794,178	1,747,437

BHFTI-291

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Capital Certificates
0.630%, 11/30/37 (144A) (a)	2,600,000	$2,426,788
3.007%, 10/27/59 (144A) (a)	2,968,746	2,994,189
3.322%, 10/25/58 (144A) (a)	171,857	173,120
6.225%, 10/26/36 (144A) (a)	60,485	59,757
Deutsche ALT-B Securities Mortgage Loan Trust
0.209%, 1M LIBOR + 0.100%, 10/25/36 (a)	13,713	10,637
6.369%, 10/25/36 (j)	241,184	235,456
6.386%, 10/25/36 (j)	241,184	235,453
Eurosail-UK plc 1.030%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (a)	1,533,725	2,116,466
First Horizon Alternative Mortgage Securities Trust 2.209%, 06/25/34 (a)	92,629	94,441
Great Hall Mortgages No. 1 plc
0.211%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (a)	119,461	161,759
0.231%, 3M GBP LIBOR + 0.150%, 06/18/38 (GBP) (a)	70,249	95,591
GreenPoint Mortgage Funding Trust
0.289%, 1M LIBOR + 0.180%, 09/25/46 (a)	421,413	410,126
0.549%, 1M LIBOR + 0.440%, 06/25/45 (a)	178,044	166,332
0.649%, 1M LIBOR + 0.540%, 11/25/45 (a)	111,914	100,349
GSR Mortgage Loan Trust
2.627%, 12/25/34 (a)	322,082	324,464
2.678%, 01/25/35 (a)	45,553	45,061
2.929%, 09/25/35 (a)	81,449	83,009
3.049%, 05/25/35 (a)	198,251	194,964
3.147%, 11/25/35 (a)	248,530	237,727
HarborView Mortgage Loan Trust
0.300%, 1M LIBOR + 0.190%, 09/19/37 (a)	25,174	24,473
0.550%, 1M LIBOR + 0.440%, 05/19/35 (a)	40,177	38,630
0.670%, 1M LIBOR + 0.560%, 02/19/36 (a)	94,540	67,155
1.011%, 1M LIBOR + 0.900%, 06/20/35 (a)	234,423	231,228
Hawksmoor Mortgages plc 1.100%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	7,924,226	10,955,575
IndyMac INDA Mortgage Loan Trust 3.130%, 11/25/35 (a)	54,340	53,228
JPMorgan Mortgage Trust
2.594%, 02/25/35 (a)	79,807	81,103
2.920%, 09/25/35 (a)	13,669	13,014
3.016%, 08/25/35 (a)	88,137	89,297
3.020%, 06/25/35 (a)	222,418	232,169
3.052%, 07/27/37 (144A) (a)	413,267	403,209
3.163%, 08/25/35 (a)	125,596	118,355
3.171%, 07/25/35 (a)	65,735	66,746
3.274%, 07/25/35 (a)	76,541	79,801
Lehman XS Trust
0.649%, 1M LIBOR + 0.540%, 12/25/35 (a)	92,242	90,719
1.259%, 1M LIBOR + 1.150%, 12/25/37 (a)	3,642,257	3,744,243
MASTR Adjustable Rate Mortgages Trust
2.957%, 12/25/33 (a)	57,723	57,255
3.178%, 11/21/34 (a)	60,484	61,078
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.546%, 1M LIBOR + 0.440%, 12/15/30 (a)	14,360	14,104
0.806%, 1M LIBOR + 0.700%, 11/15/31 (a)	84,599	86,038
Merrill Lynch Mortgage Investors Trust 2.846%, 12/25/35 (a)	50,775	43,455

Collateralized Mortgage Obligations—(Continued)
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	966,256	999,640
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	7,435,277	7,749,768
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.159%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	2,025,294
Residential Accredit Loans, Inc.
0.409%, 1M LIBOR + 0.300%, 08/25/35 (a)	71,608	62,192
1.272%, 10/25/37 (a)	913,486	876,713
1.619%, 12M MTA + 1.360%, 09/25/45 (a)	75,039	74,513
Residential Asset Securitization Trust 6.500%, 09/25/36	293,520	165,798
Residential Mortgage Securities 32 plc 1.299%, 3M SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	3,019,926	4,204,863
Sequoia Mortgage Trust
0.311%, 1M LIBOR + 0.400%, 07/20/36 (a)	384,248	378,052
0.810%, 1M LIBOR + 0.700%, 10/19/26 (a)	25,951	25,773
Structured Adjustable Rate Mortgage Loan Trust
1.659%, 12M MTA + 1.400%, 01/25/35 (a)	59,997	55,841
2.578%, 02/25/34 (a)	51,041	51,904
Structured Asset Mortgage Investments II Trust
0.489%, 1M LIBOR + 0.190%, 06/25/36 (a)	32,195	32,475
0.529%, 1M LIBOR + 0.420%, 05/25/36 (a)	23,548	20,408
0.610%, 1M LIBOR + 0.500%, 07/19/35 (a)	72,455	70,346
0.770%, 1M LIBOR + 0.660%, 10/19/34 (a)	42,252	41,477
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (j)	177,926	101,557
Towd Point Mortgage Funding plc 2.847%, 10/20/51 (144A) (GBP) (a)	6,583,958	9,116,731
Wachovia Mortgage Loan Trust 0.569%, 1M LIBOR + 0.460%, 01/25/37 (a)	2,064,437	1,136,029
WaMu Mortgage Pass-Through Certificates Trust
1.029%, 12M MTA + 0.770%, 05/25/47 (a)	218,188	210,909
1.189%, 12M MTA + 0.810%, 12/25/46 (a)	47,920	45,738
1.259%, 12M MTA + 1.000%, 02/25/46 (a)	82,527	83,031
1.259%, 12M MTA + 1.000%, 08/25/46 (a)	2,656,872	2,560,364
1.459%, 12M MTA + 1.200%, 11/25/42 (a)	8,641	8,499
1.957%, COFI + 1.500%, 07/25/46 (a)	403,221	394,708
1.957%, COFI + 1.500%, 11/25/46 (a)	124,159	121,978
2.364%, 08/25/35 (a)	10,624	10,588
2.633%, 11/25/36 (a)	4,829,718	4,800,901
3.083%, 12/25/35 (a)	73,834	74,844
Wells Fargo Mortgage-Backed Securities Trust 2.909%, 04/25/36 (a)	59,887	57,199

		75,210,872

Commercial Mortgage-Backed Securities—0.4%
AREIT Trust 2.726%, 1M LIBOR + 2.620%, 04/15/37 (144A) (a)	3,500,000	3,540,746
Bancorp Commercial Mortgage Trust 1.156%, 1M LIBOR + 1.050%, 09/15/36 (144A) (a)	3,194,912	3,193,931
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	3,237	3,242

BHFTI-292

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 1.556%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	1,883,347	$1,864,454

		8,602,373

Total Mortgage-Backed Securities (Cost $79,736,444)		83,813,245

Preferred Stock—0.5%

Wireless Telecommunication Services—0.5%
AT&T Mobility II LLC, 7.000%, † (l) (m) (Cost $12,009,870)	444,022	11,837,634

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,275,669

Short-Term Investment—25.6%

Repurchase Agreement—25.6%
JPMorgan Securities LLC Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/05/21 with a maturity value of $594,400,660; collateralized by U.S. Treasury Bonds at 3.000%, with maturity dates ranging from 11/15/44 — 05/15/45, with a market value of $596,118,053.	594,400,000	594,400,000

Total Short-Term Investments (Cost $594,400,000)		594,400,000

Total Purchased Options—0.2% (n) (Cost $1,781,979)		4,369,888

Total Investments—161.2% (Cost $3,605,493,681)		3,743,875,265
Other assets and liabilities (net)—(61.2)%		(1,421,927,710)

Net Assets — 100.0%		$2,321,947,555

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $11,837,634, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2021, the value of securities pledged amounted to $2,075,702.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2021, the market value of securities pledged was $9,247,871.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $7,670,801.
(h)	All or a portion of the security was pledged as collateral against open OTC option contracts and open forward foreign currency exchange contracts. As of March 31, 2021, the market value of securities pledged was $324,246.
(i)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of March 31, 2021, the value of securities pledged amounted to $1,481,190.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Perpetual bond with no specified maturity date.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.5% of net assets.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $294,649,602, which is 12.7% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
AT&T Mobility II LLC , 7.000%,	09/24/20	444,022	$12,009,870	$11,837,634

BHFTI-293

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	26,110,671	GSBU	04/07/21	USD	19,916,724	$(84,214)
BRL	17,928,445	CBNA	04/05/21	USD	3,146,832	38,381
BRL	17,928,445	DBAG	04/05/21	USD	3,237,935	(52,722)
CAD	2,612,771	BNP	04/07/21	USD	2,071,546	7,583
CAD	6,366,012	CBNA	04/07/21	USD	5,054,483	11,313
DKK	228,713,929	CBNA	04/09/21	USD	36,218,085	(160,793)
DKK	15,395,000	GSBU	04/09/21	USD	2,496,645	(69,587)
DKK	254,984,120	JPMC	04/09/21	USD	40,382,447	(183,597)
EUR	20,211,000	JPMC	04/07/21	USD	23,715,266	(13,335)
GBP	943,000	CBNA	04/07/21	USD	1,314,564	(14,540)
GBP	29,393,000	JPMC	04/07/21	USD	40,439,621	81,670
IDR	3,724,556,540	BNP	06/16/21	USD	254,941	110
JPY	3,050,303,455	UBSA	04/07/21	USD	27,564,245	(14,272)
MXN	3,836,000	GSBU	06/10/21	USD	186,068	279
MYR	506,797	GSBU	06/16/21	USD	124,490	(2,579)
NZD	19,795,500	BNP	04/07/21	USD	13,834,667	(9,488)
RUB	212,643	GSBU	04/22/21	USD	2,825	(20)
RUB	224,552	GSBU	04/22/21	USD	2,995	(33)
RUB	3,982,805	UBSA	04/22/21	USD	53,790	(1,243)
RUB	2,600,060	BNP	05/21/21	USD	34,673	(495)
RUB	896,372	GSBU	05/21/21	USD	12,032	(249)
RUB	923,050	UBSA	05/21/21	USD	12,361	(227)
RUB	815,991	CBNA	06/22/21	USD	10,914	(232)
RUB	3,604,009	CBNA	06/22/21	USD	48,356	(1,177)

Contracts to Deliver
AUD	14,821,881	BNP	04/07/21	USD	11,738,699	480,654
AUD	6,907,790	GSBU	04/07/21	USD	5,521,562	274,711
AUD	229,000	GSBU	04/07/21	USD	177,402	3,464
AUD	4,152,000	UBSA	04/07/21	USD	3,216,953	63,278
AUD	26,110,671	GSBU	05/04/21	USD	19,919,022	83,471
BRL	17,928,445	CBNA	04/05/21	USD	3,304,173	118,961
BRL	17,928,445	DBAG	04/05/21	USD	3,146,832	(38,380)
BRL	17,928,445	DBAG	05/04/21	USD	3,233,832	54,112
CAD	8,978,783	BNP	04/07/21	USD	7,196,010	51,084
CAD	2,612,771	BNP	05/04/21	USD	2,071,640	(7,566)
CAD	6,366,012	CBNA	05/04/21	USD	5,054,741	(11,240)
DKK	104,759,592	CBNA	04/09/21	USD	17,144,701	629,103
DKK	200,994,196	GSBU	04/09/21	USD	32,772,761	1,085,550
DKK	43,705,000	JPMC	04/09/21	USD	7,135,747	245,551
DKK	35,245,000	JPMC	04/09/21	USD	5,750,563	194,105
DKK	114,389,261	UBSA	04/09/21	USD	18,740,743	707,005
DKK	228,713,929	CBNA	07/01/21	USD	36,271,893	160,699
DKK	254,984,120	JPMC	07/01/21	USD	40,443,937	184,994
EUR	114,196,196	BNP	04/06/21	USD	138,724,569	4,806,688
EUR	3,548,000	CSI	04/07/21	USD	4,185,153	24,328
EUR	8,294,000	JPMC	04/07/21	USD	9,797,655	71,080
EUR	8,369,000	UBSA	04/07/21	USD	9,902,937	88,408
EUR	114,196,196	BNP	05/04/21	USD	134,291,655	295,974
EUR	20,211,000	JPMC	05/04/21	USD	23,728,658	13,448
GBP	326,000	BNP	04/07/21	USD	450,725	1,300
GBP	29,761,000	CBNA	04/07/21	USD	42,131,183	1,102,566
GBP	249,000	GSBU	04/07/21	USD	345,923	2,650
GBP	29,393,000	JPMC	05/05/21	USD	40,443,501	(81,639)
JPY	3,050,303,455	SG	04/07/21	USD	28,872,689	1,322,716
JPY	3,050,303,455	UBSA	05/07/21	USD	27,571,944	14,282
KRW	138,535,410	BNP	06/16/21	USD	123,224	821
MXN	97,637,550	DBAG	06/10/21	USD	4,622,816	(120,282)
MXN	22,595,000	GSBU	09/03/21	USD	1,075,374	(11,640)
NZD	19,795,500	BNP	04/07/21	USD	14,735,511	910,332
NZD	19,795,500	BNP	05/04/21	USD	13,834,133	9,676
PEN	7,267,017	CBNA	05/17/21	USD	1,993,695	52,655
TWD	3,394,384	JPMC	06/16/21	USD	123,837	4,827

Net Unrealized Appreciation						$12,318,279

BHFTI-294

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-BTP Futures, Strike EUR 161.50	05/21/21	298	EUR	2,980	$(178)
Call Options on Euro-Schatz Futures, Strike EUR 114.20	05/21/21	5,274	EUR	26,370	(3,154)
Put Options on Euro-Bobl Futures, Strike EUR 130.50	05/21/21	42	EUR	210	(42)
Put Options on Euro-Bund Futures, Strike EUR 151.00	05/21/21	593	EUR	5,930	(355)
Euro-Bobl Futures	06/08/21	214	EUR	28,907,120	9,621
Euro-Bund Futures	06/08/21	358	EUR	61,318,240	(147,342)
U.S. Treasury Note 5 Year Futures	06/30/21	2,924	USD	360,817,033	(3,104,324)
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	168	USD	24,139,500	(70,029)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/21	(57)	AUD	(7,872,519)	(17,752)
Australian 3 Year Treasury Bond Futures	06/15/21	(117)	AUD	(13,694,077)	(3,407)
Euro Short-BTP Futures	06/08/21	(58)	EUR	(6,563,280)	(11,980)
Euro-BTP Futures	06/08/21	(209)	EUR	(31,205,790)	60,155
Euro-Buxl 30 Year Bond Futures	06/08/21	(264)	EUR	(54,394,560)	24,144
Euro-OAT Futures	06/08/21	(4)	EUR	(647,800)	1,590
Euro-Schatz Futures	06/08/21	(2,968)	EUR	(332,712,800)	(5,394)
Japanese Government 10 Year Bond Futures	06/14/21	(17)	JPY	(2,569,720,000)	(36,586)
U.S. Treasury Long Bond Futures	06/21/21	(678)	USD	(104,814,563)	4,225,930
U.S. Treasury Note 10 Year Futures	06/21/21	(651)	USD	(85,240,313)	1,119,816
U.S. Treasury Note 2 Year Futures	06/30/21	(522)	USD	(115,219,265)	109,436
U.S. Treasury Ultra Long Bond Futures	06/21/21	(233)	USD	(42,223,969)	2,185,742
United Kingdom Long Gilt Bond Futures	06/28/21	(63)	GBP	(8,038,170)	125,865

Net Unrealized Appreciation					$4,461,756

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	0.700%	MSCS	3M LIBOR	Pay	08/24/21	100,000,000	USD	100,000,000	$360,000	$104,990	$(255,010)
Put - OTC - 30 Yr. IRS	0.195%	BNP	6M EURIBOR	Receive	11/02/22	7,000,000	EUR	7,000,000	5,267	1,149,988	1,144,721
Put - OTC - 30 Yr. IRS	0.190%	MSCS	6M EURIBOR	Receive	11/02/22	6,700,000	EUR	6,700,000	488,662	1,108,651	619,989
Put - OTC - 30 Yr. IRS	0.197%	BNP	6M EURIBOR	Receive	11/04/22	8,040,000	EUR	8,040,000	611,704	1,319,265	707,561
Put - OTC - 30 Yr. IRS	0.197%	BBP	6M EURIBOR	Receive	11/04/22	4,160,000	EUR	4,160,000	310,521	682,605	372,084

Totals									$1,776,154	$4,365,499	$2,589,345

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond Futures	USD	222.000	05/21/21	100	USD	100,000	$829	$100	$(729)
Put - U.S. Treasury Note 5 Year Futures	USD	117.000	05/21/21	549	USD	549,000	4,996	4,289	(707)

Totals							$5,825	$4,389	$(1,436)

BHFTI-295

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(396,824)	$(10,634)	$386,190
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	—	19,460

Totals								$(670,909)	$(10,634)	$660,275

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	0.550%	MSCS	3M LIBOR	Receive	08/24/21	(200,000,000)	USD	(200,000,000)	$(315,000)	$(92,460)	$222,540
Call - OTC - 1 Yr. IRS	(0.526)%	GSBU	3M EURIBOR	Receive	11/17/22	(143,900,000)	EUR	(143,900,000)	(223,675)	(159,875)	63,800
Put - OTC - 10 Yr. IRS	0.000%	BBP	6M EURIBOR	Pay	11/04/22	(12,490,000)	EUR	(12,490,000)	(305,983)	(624,208)	(318,225)
Put - OTC - 10 Yr. IRS	0.000%	MSCS	6M EURIBOR	Pay	11/02/22	(20,200,000)	EUR	(20,200,000)	(490,004)	(1,005,555)	(515,551)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/02/22	(21,000,000)	EUR	(21,000,000)	—	(1,045,379)	(1,045,379)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/04/22	(24,210,000)	EUR	(24,210,000)	(600,297)	(1,209,934)	(609,637)
Put - OTC - 10 Yr. IRS	2.300%	JPMC	3M LIBOR	Pay	09/29/21	(300,000)	USD	(300,000)	(2,160)	(2,969)	(809)
Put - OTC - 10 Yr. IRS	2.300%	DBAG	3M LIBOR	Pay	09/29/21	(20,850,000)	USD	(20,850,000)	(142,301)	(206,365)	(64,064)
Put - OTC - 10 Yr. IRS	2.300%	MSCS	3M LIBOR	Pay	09/29/21	(28,650,000)	USD	(28,650,000)	(202,822)	(283,566)	(80,744)

Totals									$(2,282,242)	$(4,630,311)	$(2,348,069)

Credit Default Swaptions	Strike Spread/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. CDS	0.450%	BNP	CDX.NA.IG.35	Buy	04/21/21	(3,500,000)	USD	(3,500,000)	$(2,188)	$(466)	$1,722
Call - OTC - 5 Yr. CDS	0.450%	DBAG	CDX.NA.IG.35	Buy	04/21/21	(1,900,000)	USD	(1,900,000)	(1,283)	(253)	1,030
Call - OTC - 5 Yr. CDS	0.450%	GSI	CDX.NA.IG.35	Buy	04/21/21	(3,900,000)	USD	(3,900,000)	(1,950)	(520)	1,430
Call - OTC - 5 Yr. CDS	0.450%	CSI	CDX.NA.IG.35	Buy	06/16/21	(2,600,000)	USD	(2,600,000)	(1,170)	(1,350)	(180)
Call - OTC - 5 Yr. CDS	0.375%	BNP	ITRX.EUR.34	Buy	04/21/21	(4,400,000)	EUR	(4,400,000)	(2,664)	(40)	2,624
Call - OTC - 5 Yr. CDS	0.375%	BBP	ITRX.EUR.34	Buy	04/21/21	(100,000)	EUR	(100,000)	(40)	(1)	39
Call - OTC - 5 Yr. CDS	0.400%	BBP	ITRX.EUR.34	Buy	07/21/21	(4,300,000)	EUR	(4,300,000)	(2,387)	(2,658)	(271)
Put - OTC - 5 Yr. CDS	$100.000	CBNA	CDX.NA.HY.35	Sell	04/21/21	(900,000)	USD	(900,000)	(4,050)	(266)	3,784
Put - OTC - 5 Yr. CDS	$100.000	CSI	CDX.NA.HY.35	Sell	06/16/21	(800,000)	USD	(800,000)	(3,160)	(1,754)	1,406
Put - OTC - 5 Yr. CDS	$100.000	BNP	CDX.NA.HY.35	Sell	07/21/21	(800,000)	USD	(800,000)	(4,972)	(3,120)	1,852
Put - OTC - 5 Yr. CDS	$102.000	GSI	CDX.NA.HY.35	Sell	06/16/21	(900,000)	USD	(900,000)	(3,870)	(2,679)	1,191
Put - OTC - 5 Yr. CDS	$103.000	JPMC	CDX.NA.HY.35	Sell	05/19/21	(700,000)	USD	(700,000)	(3,150)	(1,241)	1,909
Put - OTC - 5 Yr. CDS	0.750%	GSI	CDX.NA.IG.35	Sell	05/19/21	(7,200,000)	USD	(7,200,000)	(7,352)	(1,537)	5,815
Put - OTC - 5 Yr. CDS	0.750%	JPMC	CDX.NA.IG.35	Sell	05/19/21	(3,400,000)	USD	(3,400,000)	(3,162)	(726)	2,436
Put - OTC - 5 Yr. CDS	0.750%	DBAG	CDX.NA.IG.35	Sell	05/19/21	(5,000,000)	USD	(5,000,000)	(4,850)	(1,068)	3,782
Put - OTC - 5 Yr. CDS	0.800%	GSI	CDX.NA.IG.35	Sell	04/21/21	(1,700,000)	USD	(1,700,000)	(1,785)	(101)	1,684
Put - OTC - 5 Yr. CDS	0.800%	BNP	CDX.NA.IG.35	Sell	04/21/21	(3,100,000)	USD	(3,100,000)	(2,790)	(184)	2,606
Put - OTC - 5 Yr. CDS	0.800%	MSCS	CDX.NA.IG.35	Sell	05/19/21	(3,900,000)	USD	(3,900,000)	(4,290)	(681)	3,609
Put - OTC - 5 Yr. CDS	0.800%	CBNA	CDX.NA.IG.35	Sell	05/19/21	(3,700,000)	USD	(3,700,000)	(3,478)	(646)	2,832
Put - OTC - 5 Yr. CDS	0.800%	CSI	CDX.NA.IG.35	Sell	06/16/21	(2,600,000)	USD	(2,600,000)	(2,600)	(945)	1,655
Put - OTC - 5 Yr. CDS	0.850%	GSI	CDX.NA.IG.35	Sell	04/21/21	(3,900,000)	USD	(3,900,000)	(3,656)	(204)	3,452
Put - OTC - 5 Yr. CDS	0.850%	BNP	CDX.NA.IG.35	Sell	04/21/21	(6,800,000)	USD	(6,800,000)	(6,023)	(355)	5,668
Put - OTC - 5 Yr. CDS	0.900%	JPMC	CDX.NA.IG.35	Sell	05/19/21	(3,600,000)	USD	(3,600,000)	(3,915)	(457)	3,458
Put - OTC - 5 Yr. CDS	0.900%	GSI	CDX.NA.IG.35	Sell	05/19/21	(3,200,000)	USD	(3,200,000)	(3,360)	(406)	2,954
Put - OTC - 5 Yr. CDS	0.900%	BNP	CDX.NA.IG.35	Sell	05/19/21	(3,200,000)	USD	(3,200,000)	(3,280)	(406)	2,874
Put - OTC - 5 Yr. CDS	0.900%	CSI	CDX.NA.IG.35	Sell	06/16/21	(6,300,000)	USD	(6,300,000)	(8,852)	(1,623)	7,229
Put - OTC - 5 Yr. CDS	0.900%	DBAG	CDX.NA.IG.35	Sell	06/16/21	(4,100,000)	USD	(4,100,000)	(4,305)	(1,056)	3,249
Put - OTC - 5 Yr. CDS	0.950%	GSI	CDX.NA.IG.35	Sell	05/19/21	(3,200,000)	USD	(3,200,000)	(3,872)	(356)	3,516
Put - OTC - 5 Yr. CDS	1.050%	GSI	CDX.NA.IG.35	Sell	05/19/21	(2,800,000)	USD	(2,800,000)	(2,450)	(248)	2,202

BHFTI-296

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Written Options—(Continued)

Credit Default Swaptions	Strike Spread/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.850%	CSI	CDX.NA.IG.36	Sell	06/16/21	(5,500,000)	USD	(5,500,000)	$(5,665)	$(2,726)	$2,939
Put - OTC - 5 Yr. CDS	0.900%	GSI	CDX.NA.IG.36	Sell	07/21/21	(1,800,000)	USD	(1,800,000)	(2,322)	(1,391)	931
Put - OTC - 5 Yr. CDS	0.750%	BNP	ITRX.EUR.34	Sell	04/21/21	(4,400,000)	EUR	(4,400,000)	(6,447)	(356)	6,091
Put - OTC - 5 Yr. CDS	0.750%	BBP	ITRX.EUR.34	Sell	04/21/21	(100,000)	EUR	(100,000)	(191)	(8)	183
Put - OTC - 5 Yr. CDS	0.750%	BBP	ITRX.EUR.34	Sell	07/21/21	(4,300,000)	EUR	(4,300,000)	(5,654)	(3,576)	2,078
Put - OTC - 5 Yr. CDS	0.750%	GSI	ITRX.EUR.34	Sell	07/21/21	(3,100,000)	EUR	(3,100,000)	(4,096)	(2,578)	1,518
Put - OTC - 5 Yr. CDS	0.800%	BBP	ITRX.EUR.34	Sell	04/21/21	(3,800,000)	EUR	(3,800,000)	(4,758)	(279)	4,479
Put - OTC - 5 Yr. CDS	0.800%	BNP	ITRX.EUR.34	Sell	04/21/21	(1,500,000)	EUR	(1,500,000)	(1,823)	(110)	1,713
Put - OTC - 5 Yr. CDS	0.800%	BBP	ITRX.EUR.34	Sell	06/16/21	(3,200,000)	EUR	(3,200,000)	(3,292)	(1,315)	1,977
Put - OTC - 5 Yr. CDS	0.800%	GSI	ITRX.EUR.34	Sell	06/16/21	(3,300,000)	EUR	(3,300,000)	(3,574)	(1,357)	2,217
Put - OTC - 5 Yr. CDS	0.850%	BBP	ITRX.EUR.34	Sell	06/16/21	(4,000,000)	EUR	(4,000,000)	(4,122)	(1,438)	2,684

Totals									$(142,848)	$(40,481)	$102,367

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.914	05/06/21	(200,000)	USD	(200,000)	$(625)	$(91)	$534
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.891	05/06/21	(600,000)	USD	(600,000)	(1,875)	(284)	1,591
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.430	05/06/21	(400,000)	USD	(400,000)	(1,250)	(366)	884
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.391	05/06/21	(600,000)	USD	(600,000)	(2,625)	(579)	2,046
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.438	05/06/21	(1,100,000)	USD	(1,100,000)	(3,867)	(995)	2,872
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	100.453	05/06/21	(500,000)	USD	(500,000)	(2,578)	(1,625)	953
Call - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.500%, TBA	JPMC	USD	103.391	06/07/21	(400,000)	USD	(400,000)	(1,500)	(948)	552
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	101.875	04/07/21	(100,000)	USD	(100,000)	(227)	—	227
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	102.078	04/07/21	(100,000)	USD	(100,000)	(234)	—	234
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	100.531	06/07/21	(2,200,000)	USD	(2,200,000)	(11,344)	(9,456)	1,888
Put - Ginnie Mae II 30 Yr Pool, 2.000%, TBA	JPMC	USD	100.047	05/13/21	(1,400,000)	USD	(1,400,000)	(8,313)	(8,628)	(315)
Put - Ginnie Mae II 30 Yr Pool, 2.500%, TBA	JPMC	USD	104.125	04/14/21	(1,000,000)	USD	(1,000,000)	(2,578)	(10,087)	(7,509)
Put - Ginnie Mae II 30 Yr Pool, 2.500%, TBA	JPMC	USD	103.781	04/14/21	(2,200,000)	USD	(2,200,000)	(5,242)	(16,209)	(10,967)
Put - Ginnie Mae II 30 Yr Pool, 2.500%, TBA	JPMC	USD	104.266	04/14/21	(2,300,000)	USD	(2,300,000)	(5,750)	(26,056)	(20,306)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	101.484	04/07/21	(500,000)	USD	(500,000)	(1,172)	(8,527)	(7,355)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	GSBU	USD	102.250	04/07/21	(1,200,000)	USD	(1,200,000)	(5,250)	(29,632)	(24,382)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	102.375	04/07/21	(1,600,000)	USD	(1,600,000)	(6,500)	(41,510)	(35,010)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	98.453	05/06/21	(500,000)	USD	(500,000)	(3,516)	(2,294)	1,222
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	99.391	05/06/21	(600,000)	USD	(600,000)	(3,703)	(4,088)	(385)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	99.891	05/06/21	(600,000)	USD	(600,000)	(3,375)	(5,222)	(1,847)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	99.914	05/06/21	(600,000)	USD	(600,000)	(3,375)	(5,285)	(1,910)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.000%, TBA	JPMC	USD	99.430	05/06/21	(1,100,000)	USD	(1,100,000)	(6,531)	(7,634)	(1,103)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.500%, TBA	JPMC	USD	101.789	05/06/21	(1,200,000)	USD	(1,200,000)	(5,156)	(5,204)	(48)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.500%, TBA	JPMC	USD	101.391	06/07/21	(400,000)	USD	(400,000)	(2,156)	(2,494)	(338)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 2.500%, TBA	GSBU	USD	101.512	06/07/21	(1,400,000)	USD	(1,400,000)	(7,766)	(9,085)	(1,319)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 3.000%, TBA	JPMC	USD	103.984	05/06/21	(600,000)	USD	(600,000)	(1,781)	(1,481)	300
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 3.000%, TBA	JPMC	USD	104.262	05/06/21	(600,000)	USD	(600,000)	(1,734)	(2,069)	(335)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 3.000%, TBA	JPMC	USD	104.047	06/07/21	(600,000)	USD	(600,000)	(2,297)	(2,516)	(219)
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 3.000%, TBA	JPMC	USD	103.742	06/07/21	(900,000)	USD	(900,000)	(3,656)	(3,018)	638
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 3.000%, TBA	GSBU	USD	103.758	06/07/21	(1,100,000)	USD	(1,100,000)	(4,641)	(3,733)	908
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 3.000%, TBA	GSBU	USD	103.895	06/07/21	(1,100,000)	USD	(1,100,000)	(4,512)	(4,086)	426
Put - Uniform Mortgage-Backed Securities 30 Yr Pool, 3.000%, TBA	JPMC	USD	103.875	06/07/21	(1,200,000)	USD	(1,200,000)	(4,453)	(4,389)	64
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	99.875	04/07/21	(600,000)	USD	(600,000)	(2,063)	(2,278)	(215)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	100.078	04/07/21	(600,000)	USD	(600,000)	(1,875)	(2,935)	(1,060)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	100.750	05/06/21	(2,100,000)	USD	(2,100,000)	(14,766)	(28,722)	(13,956)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	98.531	06/07/21	(2,200,000)	USD	(2,200,000)	(13,750)	(17,404)	(3,654)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	GSBU	USD	101.172	06/07/21	(3,700,000)	USD	(3,700,000)	(21,969)	(21,516)	453

Total								$(174,005)	$(290,446)	$(116,441)

BHFTI-297

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.280%	Maturity	11/02/21	USD	2,000,000	$(32,203)	$—	$(32,203)
Pay	12M CPURNSA	Maturity	1.290%	Maturity	11/05/21	USD	2,800,000	(44,544)	(83)	(44,461)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	(1,662,616)	(14,702)	(1,647,914)
Pay	12M CPURNSA	Maturity	1.840%	Maturity	08/14/21	USD	20,100,000	(392,256)	(125)	(392,131)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(392,502)	—	(392,502)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(849,847)	2,993	(852,840)
Pay	12M CPURNSA	Maturity	2.155%	Maturity	02/04/22	USD	24,300,000	(161,621)	(308)	(161,313)
Pay	12M CPURNSA	Maturity	2.165%	Maturity	01/19/22	USD	10,500,000	(68,393)	—	(68,393)
Pay	12M CPURNSA	Maturity	2.170%	Maturity	02/01/22	USD	18,200,000	(120,724)	—	(120,724)
Pay	12M CPURNSA	Maturity	2.180%	Maturity	01/19/22	USD	4,200,000	(26,728)	(168)	(26,560)
Pay	12M CPURNSA	Maturity	2.200%	Maturity	01/21/22	USD	3,300,000	(20,426)	—	(20,426)
Pay	12M CPURNSA	Maturity	2.200%	Maturity	02/05/22	USD	5,000,000	(30,072)	—	(30,072)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	118,759	28,402	90,357
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	39,105	(1,137)	40,242
Pay	12M FRCPXT	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(380,789)	(167,230)	(213,559)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(23,773)	—	(23,773)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	46,180	2,831	43,349
Pay	12M UKRPI	Maturity	3.220%	Maturity	03/15/22	GBP	12,900,000	(12,443)	(166)	(12,277)
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	184,805	113,664	71,141
Pay	12M UKRPI	Maturity	3.330%	Maturity	01/15/25	GBP	18,900,000	348,309	455,421	(107,112)
Pay	12M UKRPI	Maturity	3.400%	Maturity	06/15/30	GBP	15,300,000	669,658	64,254	605,404
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	8,000,000	(67,789)	—	(67,789)
Pay	12M UKRPI	Maturity	3.465%	Maturity	02/15/22	GBP	17,100,000	(12,734)	—	(12,734)
Pay	12M UKRPI	Maturity	3.475%	Maturity	08/15/30	GBP	6,000,000	(207,541)	60,108	(267,649)
Pay	12M UKRPI	Maturity	3.566%	Maturity	03/15/36	GBP	1,700,000	(40,721)	—	(40,721)
Pay	12M UKRPI	Maturity	3.580%	Maturity	03/15/36	GBP	5,600,000	(111,202)	(32,419)	(78,783)
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	13,900,000	970,710	(1,282)	971,992
Pay	3M EURIBOR	Annually	(0.526%)	Annually	11/21/23	EUR	72,000,000	(45,333)	—	(45,333)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	572,275	—	572,275
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	671,006	—	671,006
Receive	12M CPURNSA	Maturity	2.069%	Maturity	07/15/22	USD	4,500,000	20,206	—	20,206
Receive	12M CPURNSA	Maturity	2.210%	Maturity	02/05/23	USD	25,780,000	(57,931)	—	(57,931)
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	(113,823)	(2,800)	(111,023)
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	428,206	9,683	418,523
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	122,339	—	122,339
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	78,050	—	78,050
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	(1,187,062)	(1,399,607)	212,545
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	10,500,000	(141,294)	(2,686)	(138,608)
Receive	12M FRCPXT	Maturity	1.345%	Maturity	06/15/21	EUR	4,900,000	(93,673)	—	(93,673)
Receive	12M HICP	Maturity	0.090%	Maturity	05/15/22	EUR	1,900,000	20,191	—	20,191
Receive	12M HICP	Maturity	0.330%	Maturity	07/15/22	EUR	6,400,000	139,235	275	138,960
Receive	3M NZDBB	Semi-Annually	3.250%	Semi-Annually	03/21/28	NZD	8,400,000	(676,548)	25,634	(702,182)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(116,506)	(14,261)	(102,245)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(64,176)	(6,734)	(57,442)

Totals								$(2,726,236)	$(880,443)	$(1,845,793)

BHFTI-298

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.446%	USD	1,000,000	$15,070	$(29,803)	$44,873

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York Mellon
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-299

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,513,205,181	$—	$2,513,205,181
Total Foreign Government*	—	226,261,460	—	226,261,460
Total Asset-Backed Securities*	—	157,261,070	—	157,261,070
Total Corporate Bonds & Notes*	—	151,451,118	—	151,451,118
Total Mortgage-Backed Securities*	—	83,813,245	—	83,813,245
Total Preferred Stock*	—	—	11,837,634	11,837,634
Total Convertible Preferred Stock*	1,275,669	—	—	1,275,669
Total Short-Term Investment*	—	594,400,000	—	594,400,000
Purchased Options
Interest Rate Swaptions at Value	—	4,365,499	—	4,365,499
Options on Exchange-Traded Futures Contracts at Value	4,389	—	—	4,389
Total Purchased Options	4,389	4,365,499	—	4,369,888
Total Investments	$1,280,058	$3,730,757,573	$11,837,634	$3,743,875,265

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$13,197,829	$—	$13,197,829
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(879,550)	—	(879,550)
Total Forward Contracts	$—	$12,318,279	$—	$12,318,279
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,862,299	$—	$—	$7,862,299
Futures Contracts (Unrealized Depreciation)	(3,400,543)	—	—	(3,400,543)
Total Futures Contracts	$4,461,756	$—	$—	$4,461,756
Written Options
Credit Default Swaptions at Value	$—	$(40,481)	$—	$(40,481)
Inflation Capped Options at Value	—	(10,634)	—	(10,634)
Interest Rate Swaptions at Value	—	(4,630,311)	—	(4,630,311)
OTC Options on Securities at Value	—	(290,446)	—	(290,446)
Total Written Options	$—	$(4,971,872)	$—	$(4,971,872)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,121,453	$—	$4,121,453
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,922,373)	—	(5,922,373)
Total Centrally Cleared Swap Contracts	$—	$(1,800,920)	$—	$(1,800,920)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—43.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—21.3%
Fannie Mae 10 Yr. Pool
3.000%, 08/01/21	3,138	$3,308
3.000%, 11/01/21	2,311	2,437
3.000%, 03/01/22	16,828	17,744
3.000%, 05/01/22	54,726	57,703
3.500%, 02/01/24	183,521	195,477
3.500%, 10/01/24	260,812	277,804
3.500%, 11/01/24	107,849	114,875
3.500%, 02/01/25	438,437	467,048
3.500%, 03/01/29	421,948	449,814
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	253,538	269,307
3.000%, 06/01/30	8,506,235	9,060,991
3.500%, 04/01/25	51,505	54,913
3.500%, 10/01/26	86,982	92,823
3.500%, 12/01/26	249,018	265,710
3.500%, 04/01/27	193,799	206,644
3.500%, 12/01/28	347,027	371,126
3.500%, 07/01/29	39,403	42,005
3.500%, 12/01/31	163,403	175,962
3.500%, 05/01/32	350,489	377,937
3.500%, 06/01/32	628,353	676,673
3.500%, 05/01/33	347,656	372,252
3.500%, 06/01/33	459,457	490,935
3.500%, 08/01/33	325,112	346,949
3.500%, 09/01/33	882,028	942,540
3.500%, 10/01/33	656,498	701,265
3.500%, 05/01/34	13,115,137	13,971,627
3.500%, 07/01/34	619,444	659,867
3.500%, 09/01/34	1,375,615	1,477,525
3.500%, 02/01/35	83,163	88,642
3.500%, 03/01/35	179,989	191,715
3.500%, 05/01/35	7,607,274	8,113,789
4.000%, 05/01/24	300,714	320,005
4.000%, 06/01/24	301,055	320,180
4.000%, 02/01/25	120,865	128,623
4.000%, 06/01/25	50,950	54,267
4.000%, 08/01/25	23,760	25,290
4.000%, 12/01/25	27,354	29,128
4.000%, 02/01/26	44,760	47,775
4.000%, 03/01/26	8,634	9,208
4.000%, 06/01/26	10,033	10,682
4.000%, 11/01/33	99,382	105,968
4.500%, 05/01/23	4,554	4,778
4.500%, 06/01/23	311	326
4.500%, 04/01/24	8,099	8,502
4.500%, 05/01/24	37,328	39,260
4.500%, 08/01/24	6,278	6,592
4.500%, 10/01/24	62,653	66,060
4.500%, 11/01/24	14,454	15,231
4.500%, 02/01/25	98,630	104,442
4.500%, 03/01/25	76,596	80,929
4.500%, 04/01/25	49,614	52,134
4.500%, 05/01/25	152,292	161,451
4.500%, 06/01/25	11,200	11,796
4.500%, 07/01/25	718,296	761,954

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 08/01/25	12,401	13,111
4.500%, 09/01/25	41,636	44,066
4.500%, 11/01/25	39,748	42,386
4.500%, 04/01/26	2,115	2,235
4.500%, 01/01/27	7,814	8,198
5.500%, 03/01/22	8,974	9,062
5.500%, 04/01/22	6,186	6,230
5.500%, 07/01/22	13,966	14,206
5.500%, 09/01/22	200	200
5.500%, 10/01/22	27,145	27,666
5.500%, 11/01/22	7,058	7,170
5.500%, 12/01/22	7,816	7,939
5.500%, 02/01/23	18,120	18,605
5.500%, 03/01/23	1,756	1,803
5.500%, 07/01/23	1,759	1,811
5.500%, 08/01/23	7,376	7,629
5.500%, 10/01/23	14,106	14,458
5.500%, 12/01/23	2,097	2,137
5.500%, 01/01/24	1,528	1,588
5.500%, 03/01/24	7,166	7,397
5.500%, 09/01/24	4,674	4,713
5.500%, 01/01/25	118,785	123,545
5.500%, 05/01/25	4,815	4,974
Fannie Mae 20 Yr. Pool
3.500%, 04/01/40	756,626	802,640
3.500%, 05/01/40	8,862,302	9,401,912
4.000%, 04/01/29	22,458	24,195
4.000%, 05/01/29	73,355	78,644
4.000%, 03/01/30	42,151	45,495
4.000%, 05/01/30	64,792	69,899
4.000%, 08/01/30	56,451	60,955
4.000%, 09/01/30	44,743	48,404
4.000%, 10/01/30	1,654	1,790
4.000%, 11/01/30	199,760	216,151
4.000%, 12/01/30	26,749	28,949
4.000%, 06/01/31	4,439	4,803
4.000%, 09/01/31	95,021	103,928
4.000%, 11/01/31	3,611	3,872
4.500%, 01/01/25	2,360	2,562
4.500%, 04/01/31	17,853	19,682
5.500%, 06/01/27	4,337	4,835
5.500%, 12/01/27	37,968	42,416
5.500%, 03/01/28	18,499	20,672
5.500%, 04/01/28	38,294	42,681
5.500%, 05/01/28	22,664	25,327
5.500%, 10/01/28	8,261	9,233
5.500%, 12/01/28	3,279	3,665
5.500%, 01/01/29	45,994	51,393
5.500%, 07/01/29	39,609	44,169
5.500%, 10/01/29	108,305	121,036
5.500%, 04/01/30	58,509	65,288
6.000%, 06/01/26	3,358	3,770
6.000%, 07/01/26	28,001	31,438
6.000%, 08/01/26	5,298	5,948
6.000%, 12/01/26	4,750	5,334
6.000%, 10/01/28	17,084	19,192

BHFTI-301

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	4,240,732	$4,465,126
4.000%, 05/01/34	70,651	76,539
4.000%, 05/01/35	41,496	45,464
4.000%, 01/01/41	35,877	40,236
4.000%, 12/01/43	298,184	327,928
4.500%, 04/01/39	22,887	25,806
4.500%, 05/01/39	37,412	41,964
4.500%, 12/01/39	6,318	7,085
4.500%, 05/01/40	15,900	17,926
4.500%, 09/01/40	18,157	20,473
4.500%, 12/01/40	34,932	38,989
4.500%, 02/01/41	122,226	135,890
4.500%, 07/01/41	8,664	9,692
4.500%, 09/01/41	165,025	179,579
4.500%, 03/01/42	28,814	32,215
4.500%, 07/01/42	99,825	108,622
5.000%, 03/01/32	1,053	1,164
5.000%, 04/01/33	49,324	54,531
5.000%, 07/01/33	59,540	68,350
5.000%, 08/01/33	1,192	1,372
5.000%, 09/01/33	1,095	1,268
5.000%, 10/01/33	11,379	13,164
5.000%, 11/01/33	213	239
5.000%, 01/01/34	48,140	53,287
5.000%, 04/01/34	68,507	78,834
5.000%, 06/01/34	1,615	1,797
5.000%, 12/01/34	14,417	15,972
5.000%, 01/01/35	24,903	27,630
5.000%, 04/01/35	27	31
5.000%, 07/01/35	23,742	26,283
5.000%, 01/01/38	83,334	96,934
5.000%, 04/01/39	13,804	16,059
5.000%, 10/01/39	4,219	4,909
5.000%, 11/01/39	11,808	13,435
5.000%, 06/01/40	10,862	12,029
5.000%, 11/01/42	40,686	45,046
5.500%, 12/01/28	11,449	12,777
5.500%, 06/01/33	31,135	36,209
5.500%, 07/01/33	5,800	6,759
5.500%, 09/01/33	117,751	135,035
5.500%, 11/01/33	105,582	117,934
5.500%, 12/01/33	752	866
5.500%, 04/01/34	1,294	1,507
5.500%, 07/01/34	7,986	8,932
5.500%, 08/01/34	168,852	196,582
5.500%, 09/01/34	2,377	2,779
5.500%, 11/01/34	178,607	208,843
5.500%, 12/01/34	431,650	504,962
5.500%, 01/01/35	153,652	179,793
5.500%, 02/01/35	206,899	241,900
5.500%, 03/01/35	321,149	375,109
5.500%, 04/01/35	47,308	52,904
5.500%, 05/01/35	73,543	86,056
5.500%, 06/01/35	122,811	143,622
5.500%, 08/01/35	104,888	122,644

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 09/01/35	1,242,220	1,452,079
5.500%, 10/01/35	109,344	126,157
5.500%, 12/01/35	544,143	633,849
5.500%, 01/01/36	127,302	148,861
5.500%, 03/01/36	134,263	157,113
5.500%, 05/01/36	1,107	1,295
5.500%, 07/01/36	559,905	655,173
5.500%, 09/01/36	67,737	79,232
5.500%, 11/01/36	41,973	49,043
5.500%, 12/01/36	1,323	1,477
5.500%, 02/01/37	973	1,138
5.500%, 05/01/37	13,667	16,024
5.500%, 08/01/37	492,404	576,227
5.500%, 01/01/38	3,890	4,571
5.500%, 02/01/38	100,566	116,202
5.500%, 03/01/38	594,998	699,282
5.500%, 05/01/38	1,075,062	1,263,433
5.500%, 06/01/38	40,880	48,013
5.500%, 09/01/38	20,227	22,609
5.500%, 10/01/38	403,102	471,731
5.500%, 11/01/38	94,183	110,690
5.500%, 01/01/39	27,066	31,810
5.500%, 07/01/39	6,055	6,762
5.500%, 11/01/39	1,196,027	1,417,869
5.500%, 02/01/40	171,543	196,473
5.500%, 06/01/40	54,759	61,134
5.500%, 09/01/40	172,561	202,740
5.500%, 07/01/41	2,005,683	2,355,275
5.500%, 02/01/49	240,683	268,524
6.000%, 12/01/28	10,174	11,430
6.000%, 01/01/29	8,014	9,061
6.000%, 02/01/29	58	66
6.000%, 04/01/29	1,425	1,629
6.000%, 06/01/29	1,989	2,267
6.000%, 11/01/32	38,443	43,380
6.000%, 12/01/32	95,630	109,066
6.000%, 03/01/33	9,021	10,754
6.000%, 05/01/33	9,064	10,801
6.000%, 07/01/33	9,681	11,506
6.000%, 01/01/34	681	805
6.000%, 09/01/34	4,937	5,547
6.000%, 11/01/34	5,427	6,201
6.000%, 04/01/35	414,922	486,971
6.000%, 05/01/35	11,541	13,759
6.000%, 06/01/35	1,736	2,026
6.000%, 07/01/35	17,072	19,401
6.000%, 09/01/35	3,557	4,245
6.000%, 11/01/35	371,871	422,558
6.000%, 12/01/35	10,841	12,481
6.000%, 04/01/36	2,409	2,825
6.000%, 05/01/36	94,084	107,885
6.000%, 06/01/36	18,563	20,862
6.000%, 07/01/36	7,231	8,194
6.000%, 08/01/36	913,655	1,091,859
6.000%, 09/01/36	99,745	117,599

BHFTI-302

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies —(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 10/01/36	46,801	$52,992
6.000%, 11/01/36	19,024	22,162
6.000%, 12/01/36	12,930	14,597
6.000%, 01/01/37	78,481	91,110
6.000%, 02/01/37	225,757	269,808
6.000%, 04/01/37	40,881	47,327
6.000%, 05/01/37	20,533	23,112
6.000%, 07/01/37	13,716	16,344
6.000%, 08/01/37	28,952	33,471
6.000%, 11/01/37	27,948	33,168
6.000%, 02/01/38	286,978	341,655
6.000%, 03/01/38	5,552	6,635
6.000%, 08/01/38	8,022	9,179
6.000%, 09/01/38	357,138	422,853
6.000%, 10/01/38	37,079	43,977
6.000%, 11/01/38	7,680	8,634
6.000%, 01/01/39	41,222	49,267
6.000%, 04/01/39	260,553	308,762
6.000%, 07/01/39	49,877	59,607
6.000%, 08/01/39	254,294	298,313
6.000%, 05/01/49	2,289,694	2,602,212
8.000%, 10/01/25	490	533
Fannie Mae ARM Pool 1.579%, 12M MTA + 1.200%, 08/01/41 (a)	76,814	77,536
1.579%, 12M MTA + 1.200%, 07/01/42 (a)	161,780	165,835
1.579%, 12M MTA + 1.200%, 08/01/42 (a)	159,509	163,655
1.579%, 12M MTA + 1.200%, 10/01/44 (a)	173,912	178,285
1.623%, 6M LIBOR + 1.373%, 09/01/35 (a)	575,415	580,428
1.629%, 12M MTA + 1.250%, 09/01/41 (a)	454,898	465,333
1.679%, 12M LIBOR + 1.290%, 12/01/34 (a)	457,829	475,599
1.719%, 12M LIBOR + 1.345%, 12/01/34 (a)	273,753	284,945
1.764%, 6M LIBOR + 1.516%, 01/01/35 (a)	63,000	65,372
1.788%, 6M LIBOR + 1.538%, 01/01/36 (a)	27,982	28,246
1.811%, 6M LIBOR + 1.412%, 06/01/33 (a)	12,844	13,245
1.844%, 12M LIBOR + 1.344%, 11/01/34 (a)	2,817	2,840
1.855%, 6M LIBOR + 1.605%, 08/01/36 (a)	36,492	36,683
1.911%, 12M LIBOR + 1.536%, 01/01/35 (a)	17,704	18,558
1.915%, 12M LIBOR + 1.536%, 01/01/35 (a)	27,484	28,824
1.982%, 12M LIBOR + 1.598%, 01/01/35 (a)	22,199	23,329
2.006%, 12M LIBOR + 1.632%, 02/01/35 (a)	14,346	15,092
2.011%, 12M LIBOR + 1.632%, 01/01/35 (a)	6,304	6,428
2.025%, 1Y H15 + 1.900%, 02/01/31 (a)	109,531	109,406
2.080%, 12M LIBOR + 1.680%, 12/01/34 (a)	18,260	19,221
2.098%, 12M LIBOR + 1.578%, 10/01/34 (a)	5,483	5,504
2.148%, 12M MTA + 1.769%, 11/01/35 (a)	91,636	96,294
2.175%, 12M LIBOR + 1.670%, 11/01/34 (a)	30,369	31,977
2.227%, 1Y H15 + 2.081%, 10/01/35 (a)	83,913	84,780
2.310%, 12M LIBOR + 1.810%, 09/01/34 (a)	307,785	325,045
2.322%, 1Y H15 + 2.196%, 02/01/35 (a)	29,425	31,432
2.385%, 12M LIBOR + 1.885%, 11/01/32 (a)	21,641	21,838
2.439%, 1Y H15 + 2.176%, 11/01/35 (a)	164,636	175,028
2.440%, 1Y H15 + 2.215%, 09/01/31 (a)	22,859	22,896
2.455%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,576	1,581
2.530%, 1Y H15 + 2.155%, 07/01/32 (a)	15,583	15,538
2.535%, 12M LIBOR + 1.660%, 05/01/34 (a)	247,122	248,921

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.596%, 12M LIBOR + 1.750%, 08/01/35 (a)	172,407	182,158
2.598%, 1Y H15 + 2.223%, 08/01/35 (a)	92,616	97,442
2.614%, 1Y H15 + 2.360%, 11/01/34 (a)	723,949	771,274
2.659%, 1Y H15 + 2.197%, 07/01/33 (a)	8,172	8,514
2.788%, 1Y H15 + 2.305%, 04/01/34 (a)	2,581	2,745
2.852%, 12M LIBOR + 1.695%, 09/01/32 (a)	56,219	56,296
2.911%, 12M LIBOR + 1.381%, 03/01/35 (a)	14,698	15,310
3.052%, 1Y H15 + 2.067%, 10/01/28 (a)	56,111	56,034
3.383%, 12M LIBOR + 1.611%, 05/01/35 (a)	20,401	21,510
3.609%, 12M LIBOR + 1.810%, 04/01/35 (a)	36,518	38,590
3.813%, 1Y H15 + 2.313%, 05/01/35 (a)	124,550	133,056
4.060%, COFI + 1.926%, 12/01/36 (a)	49,567	52,071
4.930%, COFI + 1.731%, 09/01/34 (a)	7,225	7,605
Fannie Mae Pool 2.310%, 08/01/22	7,939,499	8,068,345
Fannie Mae REMICS (CMO)
0.508%, 1M LIBOR + 0.400%, 09/18/31 (a)	97,897	98,214
1.009%, 1M LIBOR + 0.900%, 04/25/32 (a)	33,105	33,503
2.314%, 05/25/35 (a)	361,391	369,682
Fannie Mae-Aces
2.251%, 01/25/31 (a)(b)	21,200,000	3,079,480
Freddie Mac 10 Yr. Pool
3.500%, 10/01/23	11,203	11,932
Freddie Mac 15 Yr. Pool
3.500%, 12/01/26	75,776	80,838
3.500%, 05/01/32	171,723	185,203
3.500%, 07/01/33	472,556	504,844
3.500%, 08/01/33	13,903	14,845
3.500%, 09/01/33	618,248	659,811
3.500%, 11/01/33	1,275,403	1,361,019
3.500%, 01/01/34	136,676	145,984
3.500%, 02/01/34	240,128	256,438
3.500%, 04/01/34	2,288,223	2,438,753
3.500%, 05/01/34	963,667	1,026,714
3.500%, 10/01/34	190,527	203,225
3.500%, 11/01/34	83,708	89,263
3.500%, 03/01/35	284,550	303,483
4.000%, 11/01/33	1,472,448	1,567,752
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	46,731	50,587
4.000%, 09/01/30	201,594	218,239
4.000%, 10/01/30	11,438	12,383
5.500%, 12/01/22	92	103
5.500%, 03/01/23	22,903	25,525
5.500%, 06/01/26	679	757
5.500%, 08/01/26	452	504
5.500%, 06/01/27	15,480	17,278
5.500%, 12/01/27	23,593	26,366
5.500%, 01/01/28	17,077	19,088
5.500%, 02/01/28	3,766	4,209
5.500%, 05/01/28	37,845	42,487
5.500%, 06/01/28	62,750	70,108
6.000%, 01/01/22	8,071	9,056
6.000%, 10/01/22	68,995	77,416
6.000%, 04/01/23	4,107	4,609

BHFTI-303

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies —(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Pool
6.000%, 09/01/29	2,016,372	$2,262,382
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	159,783	176,737
4.500%, 04/01/34	10,432	11,572
4.500%, 06/01/35	36,673	40,829
4.500%, 04/01/41	89,434	100,831
4.500%, 10/01/41	60,697	67,170
5.500%, 01/01/33	741	862
5.500%, 05/01/33	974	1,137
5.500%, 08/01/33	1,237	1,442
5.500%, 10/01/33	2,188	2,504
5.500%, 01/01/34	1,008	1,178
5.500%, 09/01/34	15,823	18,156
5.500%, 01/01/35	18,114	21,204
5.500%, 07/01/35	1,042	1,216
5.500%, 10/01/35	9,480	10,588
5.500%, 11/01/35	39,427	44,537
5.500%, 12/01/35	26,456	30,971
5.500%, 01/01/36	18,709	21,903
5.500%, 02/01/36	14,782	16,506
5.500%, 04/01/36	10,031	11,578
5.500%, 06/01/36	852,385	997,812
5.500%, 07/01/36	18,663	21,850
5.500%, 08/01/36	49,586	57,065
5.500%, 10/01/36	8,275	9,518
5.500%, 12/01/36	129,688	151,992
5.500%, 02/01/37	9,409	10,772
5.500%, 03/01/37	9,724	11,417
5.500%, 04/01/37	28,698	32,346
5.500%, 06/01/37	48,890	56,667
5.500%, 07/01/37	115,254	135,082
5.500%, 08/01/37	40,766	47,880
5.500%, 09/01/37	7,472	8,781
5.500%, 10/01/37	5,677	6,673
5.500%, 11/01/37	132,826	156,054
5.500%, 12/01/37	6,394	7,392
5.500%, 01/01/38	42,865	50,394
5.500%, 02/01/38	108,129	127,094
5.500%, 03/01/38	45,379	52,864
5.500%, 04/01/38	114,233	134,290
5.500%, 05/01/38	48,829	57,307
5.500%, 06/01/38	170,179	199,609
5.500%, 07/01/38	215,223	252,674
5.500%, 08/01/38	582,616	684,529
5.500%, 09/01/38	153,829	180,709
5.500%, 10/01/38	4,699,072	5,516,708
5.500%, 11/01/38	1,639,265	1,903,971
5.500%, 12/01/38	5,539	6,187
5.500%, 01/01/39	385,454	453,134
5.500%, 02/01/39	65,171	74,348
5.500%, 03/01/39	41,668	48,983
5.500%, 06/01/39	1,395,241	1,639,899
5.500%, 09/01/39	29,344	34,017
5.500%, 02/01/40	44,654	52,424
5.500%, 03/01/40	7,283	8,489

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 05/01/40	1,433	1,685
5.500%, 08/01/40	45,928	53,956
Freddie Mac ARM Non-Gold Pool 1.996%, 12M LIBOR + 1.621%, 02/01/35 (a)	10,656	11,009
2.000%, 12M LIBOR + 1.625%, 02/01/35 (a)	23,203	24,139
2.011%, 12M LIBOR + 1.345%, 09/01/35 (a)	78,321	81,708
2.052%, 12M LIBOR + 1.677%, 01/01/35 (a)	8,785	9,088
2.053%, 12M LIBOR + 1.678%, 02/01/35 (a)	10,224	10,585
2.233%, 1Y H15 + 2.108%, 02/01/35 (a)	21,016	22,499
2.253%, 1Y H15 + 2.107%, 10/01/34 (a)	20,543	21,971
2.276%, 12M LIBOR + 1.901%, 02/01/35 (a)	22,631	23,986
2.299%, 12M LIBOR + 1.900%, 11/01/34 (a)	9,996	10,488
2.348%, 1Y H15 + 2.223%, 09/01/35 (a)	158,711	166,846
2.375%, 1Y H15 + 2.250%, 11/01/34 (a)	31,755	33,855
2.375%, 1Y H15 + 2.250%, 02/01/35 (a)	27,180	28,999
2.381%, 1Y H15 + 2.250%, 01/01/35 (a)	61,834	65,916
2.389%, 12M LIBOR + 1.889%, 11/01/34 (a)	13,116	13,892
2.400%, 12M LIBOR + 1.900%, 11/01/34 (a)	3,386	3,399
2.404%, 1Y H15 + 2.250%, 11/01/31 (a)	6,878	6,923
2.586%, 12M LIBOR + 1.961%, 08/01/32 (a)	39,011	39,126
2.657%, 1Y H15 + 2.472%, 01/01/29 (a)	127,467	127,657
2.815%, 1Y H15 + 2.250%, 08/01/35 (a)	114,637	122,157
2.947%, 1Y H15 + 2.250%, 06/01/35 (a)	343,207	365,545
Freddie Mac Multifamily Structured Pass-Through Certificates 1.217%, 08/25/22 (a) (b)	38,818,780	555,159
Freddie Mac REMICS (CMO)
0.356%, 1M LIBOR + 0.250%, 07/15/34 (a)	18,146	18,124
1.875%, PRIME-1.375%, 11/15/23 (a)	61,876	62,473
3.500%, 01/15/42	17,674,533	18,480,886
6.500%, 01/15/24	4,149	4,409
Freddie Mac Structured Pass-Through Securities (CMO)
1.459%, 12M MTA + 1.200%, 10/25/44 (a)	485,234	492,336
1.579%, 12M MTA + 1.200%, 02/25/45 (a)	42,663	42,825
1.659%, 12M MTA + 1.400%, 07/25/44 (a)	2,377,743	2,398,489
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/49	4,368,811	4,542,278
4.000%, TBA (c)	11,000,000	11,762,266
5.000%, 10/15/33	4,985	5,623
5.000%, 12/15/33	15,460	17,639
5.000%, 05/15/34	3,804	4,426
5.000%, 07/15/34	620	699
5.000%, 11/15/35	1,570	1,770
5.000%, 03/15/36	1,228	1,418
5.000%, 10/15/38	337,579	391,887
5.000%, 02/15/39	48,618	56,599
5.000%, 03/15/39	81,534	94,618
5.000%, 04/15/39	487,919	567,785
5.000%, 05/15/39	1,561,566	1,816,860
5.000%, 06/15/39	476,987	554,746
5.000%, 09/15/39	167,328	194,782
5.000%, 05/15/40	16,287	18,870
5.000%, 09/15/40	177,424	205,896
5.000%, 12/15/40	13,205	15,372
5.000%, 07/15/41	3,771	4,247
5.000%, 09/15/47	106,224	119,744

BHFTI-304

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies —(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, TBA (c)	15,000,000	$16,901,074
7.000%, 10/15/23	523	529
7.500%, 01/15/26	1,038	1,063
Ginnie Mae II 30 Yr. Pool 4.500%, 12/20/49	34,784	37,602
5.000%, 06/20/49	190,114	208,289
5.000%, 07/20/49	383,288	420,492
Ginnie Mae II ARM Pool 2.125%, 1Y H15 + 1.500%, 11/20/27 (a)	6,383	6,494
2.125%, 1Y H15 + 1.500%, 10/20/28 (a)	368	371
2.125%, 1Y H15 + 1.500%, 10/20/29 (a)	2,878	2,987
2.125%, 1Y H15 + 1.500%, 11/20/30 (a)	13,035	13,197
2.250%, 1Y H15 + 1.500%, 08/20/27 (a)	15,077	15,347
2.250%, 1Y H15 + 1.500%, 09/20/27 (a)	43,484	44,026
2.250%, 1Y H15 + 1.500%, 07/20/29 (a)	4,223	4,378
2.250%, 1Y H15 + 1.500%, 08/20/29 (a)	4,250	4,408
2.250%, 1Y H15 + 1.500%, 09/20/29 (a)	4,468	4,499
2.250%, 1Y H15 + 1.500%, 08/20/31 (a)	1,071	1,115
2.250%, 1Y H15 + 1.500%, 07/20/32 (a)	3,371	3,404
2.250%, 1Y H15 + 1.500%, 09/20/33 (a)	22,350	23,312
2.500%, 1Y H15 + 1.500%, 11/20/26 (a)	8,141	8,234
2.500%, 1Y H15 + 1.500%, 10/20/30 (a)	2,166	2,188
2.625%, 1Y H15 + 2.000%, 10/20/31 (a)	4,406	4,444
2.875%, 1Y H15 + 1.500%, 04/20/22 (a)	43	44
2.875%, 1Y H15 + 1.500%, 05/20/26 (a)	5,499	5,582
2.875%, 1Y H15 + 1.500%, 06/20/27 (a)	2,069	2,101
2.875%, 1Y H15 + 1.500%, 05/20/28 (a)	2,581	2,646
2.875%, 1Y H15 + 1.500%, 05/20/29 (a)	3,454	3,593
2.875%, 1Y H15 + 1.500%, 04/20/30 (a)	5,720	5,943
2.875%, 1Y H15 + 1.500%, 05/20/30 (a)	14,082	14,809
2.875%, 1Y H15 + 1.500%, 06/20/30 (a)	4,512	4,705
2.875%, 1Y H15 + 1.500%, 04/20/31 (a)	3,473	3,557
2.875%, 1Y H15 + 1.500%, 04/20/32 (a)	3,357	3,428
2.875%, 1Y H15 + 1.500%, 05/20/32 (a)	6,047	6,132
3.000%, 1Y H15 + 1.500%, 02/20/22 (a)	651	654
3.000%, 1Y H15 + 1.500%, 01/20/23 (a)	2,565	2,605
3.000%, 1Y H15 + 1.500%, 02/20/26 (a)	3,606	3,666
3.000%, 1Y H15 + 1.500%, 01/20/27 (a)	1,770	1,786
3.000%, 1Y H15 + 1.500%, 02/20/28 (a)	4,733	4,768
3.000%, 1Y H15 + 1.500%, 03/20/28 (a)	5,949	6,018
3.000%, 1Y H15 + 1.500%, 01/20/30 (a)	14,151	14,718
3.000%, 1Y H15 + 1.500%, 03/20/32 (a)	219	229
3.000%, 1Y H15 + 1.500%, 03/20/33 (a)	1,922	2,008
Government National Mortgage Association (CMO) 0.460%, 1M LIBOR + 0.340%, 12/20/62 (a)	167,430	167,533
0.720%, 1M LIBOR + 0.600%, 08/20/65 (a)	2,870,884	2,897,007
0.720%, 1M LIBOR + 0.600%, 10/20/65 (a)	5,891,604	5,930,625
0.770%, 1M LIBOR + 0.650%, 06/20/66 (a)	4,329,036	4,356,710
0.970%, 1M LIBOR + 0.850%, 09/20/66 (a)	7,450,289	7,589,073
1.120%, 1M LIBOR + 1.000%, 12/20/65 (a)	19,486,171	19,927,466
1.120%, 1M LIBOR + 1.000%, 01/20/67 (a)	8,979,524	9,195,822
1.249%, 12M LIBOR + 0.800%, 09/20/67 (a)	8,264,581	8,410,244
3.370%, 09/20/66 (a)	10,248,602	10,908,130
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (c)	97,000,000	99,426,184
4.500%, TBA (c)	100,000	104,934

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.000%, TBA (c)	663,200,000	659,413,830
2.500%, TBA (c)	32,000,000	32,768,750
3.500%, TBA (c)	66,312,000	70,070,543

		1,116,701,685

U.S. Treasury—21.7%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	53,079,000
1.375%, 08/15/50	96,600,000	75,378,187
1.625%, 11/15/50	43,500,000	36,247,734
1.875%, 02/15/41	16,900,000	15,735,484
2.000%, 02/15/50	9,600,000	8,779,125
2.750%, 08/15/42	39,000,000	41,833,594
2.750%, 11/15/42	19,800,000	21,218,484
2.875%, 05/15/43	83,700,000	91,563,222
2.875%, 08/15/45	17,200,000	18,780,250
3.125%, 02/15/42	15,800,000	18,008,297
3.125%, 08/15/44	116,300,000	132,345,766
3.375%, 05/15/44 (e)	18,000,000	21,308,906
4.250%, 05/15/39	9,600,000	12,612,375
4.375%, 11/15/39	57,100,000	76,317,719
4.500%, 08/15/39	15,100,000	20,448,703
4.625%, 02/15/40	12,800,000	17,652,500
U.S. Treasury Notes
0.875%, 11/15/30	66,900,000	61,872,047
1.750%, 09/30/22 (d) (e) (f)	20,400,000	20,892,469
1.750%, 06/30/24	38,200,000	39,829,469
1.875%, 07/31/22	102,600,000	105,000,680
1.875%, 08/31/22 (f) (e)	31,200,000	31,970,250
2.000%, 10/31/22 (d) (e) (f) (g)	3,300,000	3,396,809
2.125%, 07/31/24 (e) (f)	24,800,000	26,176,594
2.125%, 09/30/24 (e) (f) (g)	7,900,000	8,344,992
2.250%, 11/15/24	110,600,000	117,369,930
2.250%, 08/15/27	24,360,000	25,818,745
2.625%, 02/15/29	29,260,000	31,648,804

		1,133,630,135

Total U.S. Treasury & Government Agencies (Cost $2,264,267,991)		2,250,331,820

Corporate Bonds & Notes—33.8%

Aerospace/Defense—0.7%
Boeing Co. (The) 1.433%, 02/04/24	13,400,000	13,570,131
2.750%, 02/01/26	15,400,000	15,852,269
Spirit AeroSystems, Inc. 3.950%, 06/15/23	4,100,000	4,059,000
4.600%, 06/15/28	1,600,000	1,568,000

		35,049,400

BHFTI-305

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.4%
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	6,300,000	$6,657,833
3.875%, 07/26/29 (144A)	12,800,000	13,610,451

		20,268,284

Airlines—0.7%
American Airlines Pass-Through Trust 3.700%, 10/01/26	2,640,499	2,620,965
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,619,919	1,622,371
Delta Air Lines Pass-Through Trust 6.821%, 08/10/22	12,231,700	12,781,351
United Airlines Pass-Through Trust 2.875%, 10/07/28	4,207,071	4,270,365
3.450%, 07/07/28	2,364,433	2,367,734
5.875%, 10/15/27	12,490,560	13,848,200

		37,510,986

Auto Manufacturers—3.0%
Daimler Finance North America LLC 2.550%, 08/15/22 (144A)	16,100,000	16,501,614
3.400%, 02/22/22 (144A)	10,000,000	10,260,628
3.750%, 11/05/21 (144A)	3,400,000	3,466,855
FCE Bank plc 1.875%, 06/24/21 (EUR)	1,400,000	1,647,034
Ford Motor Credit Co. LLC Zero Coupon, 3M EURIBOR + 0.430%, 05/14/21 (EUR) (a)	2,500,000	2,928,865
1.048%, 3M LIBOR + 0.810%, 04/05/21 (a)	3,200,000	3,200,000
1.276%, 3M LIBOR + 1.080%, 08/03/22 (a)	2,700,000	2,675,295
1.429%, 3M LIBOR + 1.235%, 02/15/23 (a)	13,000,000	12,870,745
3.377%, 3M LIBOR + 3.140%, 01/07/22 (a)	13,300,000	13,458,381
4.250%, 09/20/22	4,390,000	4,541,016
General Motors Financial Co., Inc. 1.509%, 3M LIBOR + 1.310%, 06/30/22 (a)	1,100,000	1,111,662
3.550%, 07/08/22	8,400,000	8,701,430
Hyundai Capital America 0.800%, 04/03/23	13,000,000	12,973,122
Nissan Motor Acceptance Corp. 2.650%, 07/13/22 (144A)	2,219,000	2,266,097
2.800%, 01/13/22 (144A)	4,400,000	4,466,607
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	6,600,000	6,991,586
4.345%, 09/17/27 (144A)	1,400,000	1,522,531
4.810%, 09/17/30 (144A)	12,800,000	14,038,864
Volkswagen Bank GmbH
1.875%, 01/31/24 (EUR)	4,600,000	5,663,537
2.500%, 07/31/26 (EUR)	3,000,000	3,906,147
Volkswagen Group of America Finance LLC 2.850%, 09/26/24 (144A)	13,300,000	14,114,424
4.625%, 11/13/25 (144A)	10,900,000	12,314,098

		159,620,538

Banks—9.4%
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (h)	1,700,000	279,103
4.750%, 01/15/18 (EUR) (h)	3,100,000	508,952
Bank of America Corp. 0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,787,518
4.125%, 01/22/24	2,130,000	2,328,078
Barclays Bank plc 7.625%, 11/21/22	366,000	401,658
10.179%, 06/12/21 (144A)	17,900,000	18,207,360
Barclays plc 1.574%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	101,429
2.375%, 1Y GBP Swap + 1.320%, 10/06/23 (GBP) (a)	2,600,000	3,665,221
3.125%, 01/17/24 (GBP)	4,400,000	6,392,821
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	749,547
4.610%, 3M LIBOR + 1.400%, 02/15/23 (a)	18,200,000	18,803,984
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	2,299,681
BBVA U.S.A. 0.907%, 3M LIBOR + 0.730%, 06/11/21 (a)	14,400,000	14,409,346
BNP Paribas S.A. 4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	12,421,875
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	18,323,280
CIT Group, Inc. 5.250%, 03/07/25	11,000,000	12,388,750
Citigroup, Inc. 0.903%, 3M LIBOR + 0.690%, 10/27/22 (a)	10,600,000	10,671,476
Cooperative Rabobank UA 3.875%, 09/26/23 (144A)	1,200,000	1,296,734
6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (a)	1,800,000	2,142,523
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,912,195
Credit Suisse Group AG 1.424%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,505,727
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	16,767,629
7.250%, 5Y USD ICE Swap + 4.332%, (144A) (a) (i)	5,500,000	5,966,400
Deutsche Bank AG 3.300%, 11/16/22	9,500,000	9,865,804
3.375%, 05/12/21	30,500,000	30,587,231
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	13,423,630
4.250%, 10/14/21	7,700,000	7,843,211
Goldman Sachs Group, Inc. (The) 1.969%, 3M LIBOR + 1.750%, 10/28/27 (a)	7,500,000	7,848,661
3.750%, 05/22/25	5,375,000	5,867,589
ING Groep NV 4.625%, 01/06/26 (144A)	7,900,000	8,954,670
Lloyds Bank plc 7.500%, 04/02/32 (j)	13,000,000	9,766,451
Lloyds Banking Group plc
4.050%, 08/16/23	1,000,000	1,078,692
7.625%, 5Y GBP Swap + 5.010%, (GBP) (a)	11,400,000	17,110,828
Mizuho Financial Group, Inc. 1.979%, 3M LIBOR + 1.270%, 09/08/31 (a)	12,800,000	12,072,224
2.201%, 3M LIBOR + 1.510%, 07/10/31 (a)	12,400,000	11,971,316
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	6,066,358

BHFTI-306

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	9,400,000	$9,993,281
Natwest Group plc 2.000%, 3M EURIBOR + 2.039%, 03/08/23 (EUR) (a)	3,300,000	3,942,953
2.500%, 03/22/23 (EUR)	11,943,000	14,689,980
Oversea-Chinese Banking Corp., Ltd. 0.648%, 3M LIBOR + 0.450%, 05/17/21 (144A) (a)	9,500,000	9,503,705
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	4,800,000	5,143,926
Santander UK Group Holdings plc 7.375%, 5Y GBP Swap + 5.543%, (GBP) (a)	400,000	576,927
Shinhan Financial Group Co., Ltd. 1.350%, 01/10/26 (144A)	12,600,000	12,498,822
Societe Generale S.A. 4.250%, 09/14/23 (144A)	13,900,000	15,017,962
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	4,400,000	4,523,155
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/25	12,500,000	12,505,489
Synchrony Bank 3.650%, 05/24/21	14,900,000	14,932,521
UBS AG 7.625%, 08/17/22	3,600,000	3,923,975
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	11,381,837
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	34,457,108
Virgin Money UK plc 4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	756,421
Wells Fargo & Co. 1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	8,600,000	10,914,346
2.393%, SOFR + 2.100%, 06/02/28 (a)	12,300,000	12,606,195
3.000%, 02/19/25	6,000,000	6,384,159

		493,540,714

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.500%, 06/01/50	13,000,000	14,750,020

Biotechnology—0.1%
Royalty Pharma plc 1.200%, 09/02/25 (144A)	3,000,000	2,937,948

Chemicals—0.2%
Nutrition & Biosciences, Inc. 2.300%, 11/01/30 (144A)	12,800,000	12,407,105

Commercial Services—0.3%
Central Nippon Expressway Co., Ltd. 0.762%, 3M LIBOR + 0.560%, 11/02/21 (a)	2,600,000	2,605,052
Rockefeller Foundation (The) 2.492%, 10/01/50	12,800,000	11,718,744

		14,323,796

Computers—0.4%
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A)	900,000	1,021,043
5.450%, 06/15/23 (144A)	9,600,000	10,491,425
NetApp, Inc. 2.375%, 06/22/27	7,400,000	7,559,153

		19,071,621

Distribution/Wholesale—0.1%
Toyota Tsusho Corp. 3.625%, 09/13/23	2,600,000	2,780,283

Diversified Financial Services—2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 10/01/25	7,000,000	7,604,734
Aircastle, Ltd. 5.500%, 02/15/22	4,498,000	4,676,744
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	10,500,000	11,190,960
Capital One Financial Corp. 4.250%, 04/30/25	10,000,000	11,079,120
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	12,000,000	12,301,697
GE Capital Funding LLC 3.450%, 05/15/25 (144A)	12,100,000	13,082,283
4.400%, 05/15/30 (144A)	14,800,000	16,755,858
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	13,773,083
Mitsubishi HC Capital, Inc. 3.406%, 02/28/22 (144A)	200,000	204,459
3.960%, 09/19/23 (144A)	5,045,000	5,444,390
Navient Corp. 7.250%, 01/25/22	3,200,000	3,316,000
Nomura Holdings, Inc. 2.679%, 07/16/30	9,600,000	9,426,415
OneMain Finance Corp. 6.125%, 05/15/22	9,100,000	9,532,250
6.875%, 03/15/25	11,800,000	13,421,615

		131,809,608

Electric—2.9%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	4,700,000	4,735,156
AES Corp. (The) 2.450%, 01/15/31 (144A)	5,000,000	4,780,409
Duke Energy Corp. 0.827%, 3M LIBOR + 0.650%, 03/11/22 (a)	8,500,000	8,537,085
Edison International 3.125%, 11/15/22	7,400,000	7,647,677
3.550%, 11/15/24	3,600,000	3,868,161
Enel Finance International NV 2.875%, 05/25/22 (144A)	9,000,000	9,229,716
4.250%, 09/14/23 (144A)	14,900,000	16,121,551
Evergy, Inc. 2.450%, 09/15/24	13,500,000	14,134,424
FirstEnergy Corp. 4.400%, 07/15/27	1,300,000	1,397,500

BHFTI-307

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc. 3.250%, 04/01/26	2,800,000	$3,026,850
Pacific Gas and Electric Co.
1.573%, 3M LIBOR + 1.375%, 11/15/21 (a)	12,800,000	12,824,468
1.750%, 06/16/22	9,900,000	9,915,026
3.150%, 01/01/26	10,900,000	11,353,499
3.300%, 12/01/27	1,600,000	1,670,951
3.400%, 08/15/24	4,500,000	4,767,429
3.450%, 07/01/25	3,600,000	3,809,785
3.500%, 06/15/25	2,700,000	2,862,396
4.250%, 08/01/23	3,000,000	3,200,313
4.550%, 07/01/30	5,000,000	5,423,001
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd. 4.500%, 07/14/28 (144A)	13,100,000	13,097,642
WEC Energy Group, Inc. 1.375%, 10/15/27	5,000,000	4,828,857
1.800%, 10/15/30	5,000,000	4,660,097

		151,891,993

Electronics—0.3%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	6,571,848
Flex, Ltd. 4.875%, 06/15/29	8,160,000	9,207,460
5.000%, 02/15/23	1,700,000	1,825,182

		17,604,490

Energy-Alternate Sources—0.2%
Azure Power Solar Energy Pvt. Ltd. 5.650%, 12/24/24 (144A)	8,800,000	9,317,440

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 03/22/23 (144A)	3,100,000	3,279,098

Food—0.1%
Danone S.A. 2.589%, 11/02/23 (144A)	3,858,000	4,026,244

Gas—0.2%
Atmos Energy Corp. 1.500%, 01/15/31	12,900,000	11,783,554

Home Builders—0.1%
DR Horton, Inc. 4.375%, 09/15/22	4,700,000	4,908,077

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 0.751%, 3M LIBOR + 0.560%, 06/24/22 (144A) (a)	10,600,000	10,659,585

Housewares—0.1%
Newell Brands, Inc. 4.350%, 04/01/23	4,876,000	5,144,180

Insurance—0.1%
Ambac Assurance Corp. 5.100%, (144A) (i)	144	197
Ambac LSNI LLC 6.000%, 3M LIBOR + 5.000%, 02/12/23 (144A) (a)	3,320,436	3,328,737
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	644,715
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	2,443,241

		6,416,890

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,793,422
Expedia Group, Inc. 2.950%, 03/15/31 (144A)	9,500,000	9,369,850

		14,163,272

Lodging—0.7%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,619,900
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,986,293
Marriott International, Inc. 3.600%, 04/15/24	10,500,000	11,172,474
4.150%, 12/01/23	14,100,000	15,165,947
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,158,740
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,890,269

		36,993,623

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.500%, 06/01/41	13,300,000	12,613,489
4.464%, 07/23/22	14,229,000	14,840,198
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,994,750
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,005,231
Walt Disney Co. (The) 3.600%, 01/13/51	12,600,000	13,406,579

		45,860,247

Miscellaneous Manufacturing—0.0%
General Electric Co. 5.500%, 06/07/21 (GBP)	500,000	695,090

Oil & Gas—0.6%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,324,566
BP Capital Markets America, Inc. 4.234%, 11/06/28	4,000,000	4,537,992
Chevron Corp. 2.236%, 05/11/30	6,300,000	6,268,349
Continental Resources, Inc. 5.000%, 09/15/22	201,000	201,161

BHFTI-308

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Equinor ASA 3.625%, 04/06/40	3,700,000	$3,937,032
Marathon Oil Corp. 2.800%, 11/01/22	747,000	766,206
Occidental Petroleum Corp. 2.900%, 08/15/24	12,400,000	12,264,096
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	1,927,808	2,139,887
Shell International Finance B.V. 2.750%, 04/06/30	1,900,000	1,962,218

		33,401,507

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	16,682,546

Pharmaceuticals—1.0%
AbbVie, Inc. 2.850%, 05/14/23	3,000,000	3,129,239
2.950%, 11/21/26	5,100,000	5,429,872
3.200%, 05/14/26	1,300,000	1,404,410
3.600%, 05/14/25	700,000	762,598
Bayer U.S. Finance LLC 1.194%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	17,400,000	17,632,516
CVS Health Corp. 3.750%, 04/01/30	3,900,000	4,254,371
4.300%, 03/25/28	2,820,000	3,202,341
CVS Pass-Through Trust 6.943%, 01/10/30	643,372	775,410
Teva Pharmaceutical Finance Netherlands II B.V. 1.250%, 03/31/23 (EUR)	3,700,000	4,252,210
3.250%, 04/15/22 (EUR)	8,000,000	9,498,870

		50,341,837

Pipelines—0.5%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	9,000,000	10,292,570
Enbridge, Inc. 0.689%, 3M LIBOR + 0.500%, 02/18/22 (a)	13,000,000	13,036,790
Midwest Connector Capital Co. LLC 3.625%, 04/01/22 (144A)	2,400,000	2,434,327
Sunoco Logistics Partners Operations L.P. 5.950%, 12/01/25	1,800,000	2,095,958

		27,859,645

Real Estate—0.3%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,660,214
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	5,549,820
Ontario Teachers’ Cadillac Fairview Properties Trust 3.125%, 03/20/22 (144A)	1,200,000	1,228,986
3.875%, 03/20/27 (144A)	1,700,000	1,864,264

Real Estate—(Continued)
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,032,369	1,819,437

		15,122,721

Real Estate Investment Trusts—3.6%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,403,385
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	2,083,127
American Tower Corp. 3.375%, 05/15/24	16,000,000	17,153,870
3.500%, 01/31/23	1,807,000	1,901,373
Brandywine Operating Partnership L.P. 4.100%, 10/01/24	7,500,000	8,093,006
Brixmor Operating Partnership L.P. 3.900%, 03/15/27	6,000,000	6,550,413
4.125%, 06/15/26	5,500,000	6,072,747
CBL & Associates L.P. 5.950%, 12/15/26 (h)	7,200,000	4,117,608
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	2,200,000	2,598,036
Digital Realty Trust L.P. 4.750%, 10/01/25	8,000,000	9,093,921
EPR Properties 3.750%, 08/15/29	2,500,000	2,381,345
Equinix, Inc. 1.000%, 09/15/25	2,900,000	2,847,624
Federal Realty Investment Trust 3.500%, 06/01/30	4,900,000	5,134,113
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	5,605,400
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	11,471,161
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	2,687,968
MPT Operating Partnership L.P. / MPT Finance Corp. 3.692%, 06/05/28 (GBP)	2,000,000	2,872,559
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	9,775,362
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	12,900,000	12,557,188
Public Storage 3.094%, 09/15/27	15,500,000	16,785,812
Realty Income Corp. 3.875%, 04/15/25	10,700,000	11,758,298
Service Properties Trust 4.375%, 02/15/30	11,490,000	10,555,863
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	19,478,927
UDR, Inc. 3.500%, 07/01/27	1,900,000	2,067,874
4.400%, 01/26/29	3,400,000	3,840,554
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,864,372

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Welltower, Inc. 4.250%, 04/01/26	1,102,000	$1,238,016

		185,989,922

Retail—0.2%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	13,100,000	12,233,580

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	9,390,000	10,136,840

Semiconductors—1.2%
Broadcom, Inc. 3.459%, 09/15/26	8,769,000	9,404,388
3.500%, 02/15/41 (144A)	13,300,000	12,737,986
4.300%, 11/15/32	14,900,000	16,222,173
4.750%, 04/15/29	10,800,000	12,143,295
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	9,910,500
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	3,902,000	4,226,754

		64,645,096

Software—0.3%
Oracle Corp. 3.600%, 04/01/40	6,400,000	6,427,641
3.600%, 04/01/50	10,600,000	10,266,967

		16,694,608

Telecommunications—0.9%
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	6,330,000	6,670,238
Sprint Communications, Inc. 6.000%, 11/15/22	1,000,000	1,070,000
Sprint Corp. 7.125%, 06/15/24	1,000,000	1,151,250
7.875%, 09/15/23	2,800,000	3,200,400
T-Mobile USA, Inc. 2.550%, 02/15/31 (144A)	8,900,000	8,719,241
Verizon Communications, Inc. 1.450%, 03/20/26	7,650,000	7,650,619
3.376%, 02/15/25	16,266,000	17,643,199

		46,104,947

Toys/Games/Hobbies—0.2%
Hasbro, Inc. 2.600%, 11/19/22	10,400,000	10,727,211

Trucking & Leasing—0.2%
DAE Funding LLC 1.625%, 02/15/24 (144A)	13,300,000	13,084,939

Total Corporate Bonds & Notes (Cost $1,703,938,627)		1,769,839,485

Asset-Backed Securities—12.6%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.3%
Chesapeake Funding II LLC
0.476%, 1M LIBOR + 0.370%, 08/15/30 (144A) (a)	6,336,832	6,343,132
3.230%, 08/15/30 (144A)	4,236,835	4,290,842
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	510,414	511,039
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	6,263,289	6,305,071

		17,450,084

Asset-Backed - Credit Card—0.3%
Evergreen Credit Card Trust 1.900%, 09/16/24 (144A)	16,200,000	16,576,337

Asset-Backed - Home Equity—1.6%
Accredited Mortgage Loan Trust 0.689%, 1M LIBOR + 0.290%, 07/25/34 (a)	6,617,329	6,522,445
ACE Securities Corp. Home Equity Loan Trust 0.259%, 1M LIBOR + 0.150%, 07/25/36 (a)	8,396,248	4,020,635
0.409%, 1M LIBOR + 0.300%, 04/25/36 (a)	4,213,133	4,137,687
Asset-Backed Funding Certificates Trust 0.809%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,391,378	1,370,250
0.934%, 1M LIBOR + 0.825%, 07/25/35 (a)	7,400,000	7,331,339
Asset-Backed Securities Corp. Home Equity Loan Trust 0.189%, 1M LIBOR + 0.080%, 05/25/37 (a)	22,152	17,884
0.784%, 1M LIBOR + 0.675%, 11/25/35 (a)	941,335	940,955
Bear Stearns Asset-Backed Securities I Trust 0.359%, 1M LIBOR + 0.250%, 04/25/37 (a)	11,008,280	12,762,649
0.808%, 1M LIBOR + 0.690%, 02/25/36 (a)	1,000,000	992,001
0.909%, 1M LIBOR + 0.800%, 10/27/32 (a)	12,426	12,176
1.109%, 1M LIBOR + 1.000%, 10/25/37 (a)	1,004,282	1,003,659
1.114%, 1M LIBOR + 1.005%, 06/25/35 (a)	5,860,274	5,814,587
Citigroup Mortgage Loan Trust 0.269%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	7,142,376	4,766,815
0.279%, 1M LIBOR + 0.170%, 05/25/37 (a)	22,280	22,271
GSAA Home Equity Trust 0.769%, 1M LIBOR + 0.660%, 03/25/35 (a)	211,032	213,022
HSI Asset Securitization Corp. Trust 0.449%, 1M LIBOR + 0.340%, 12/25/36 (a)	9,519,556	3,726,248
IXIS Real Estate Capital Trust 1.054%, 1M LIBOR + 0.945%, 02/25/35 (a)	2,916,007	2,890,763
MASTR Asset-Backed Securities Trust 0.159%, 1M LIBOR + 0.050%, 08/25/36 (a)	5,439,900	2,463,350
0.269%, 08/25/36	3,522,124	1,629,786
0.279%, 1M LIBOR + 0.170%, 10/25/36 (a)	4,353,385	4,304,813
Merrill Lynch Mortgage Investors Trust 0.609%, 1M LIBOR + 0.500%, 07/25/37 (a)	9,491,535	3,177,833
0.859%, 1M LIBOR + 0.750%, 06/25/36 (a)	380,701	380,426
Morgan Stanley ABS Capital I, Inc. Trust 0.169%, 1M LIBOR + 0.060%, 05/25/37 (a)	132,892	120,186
0.409%, 1M LIBOR + 0.300%, 06/25/36 (a)	205,936	185,794
NovaStar Mortgage Funding Trust 0.309%, 1M LIBOR + 0.200%, 09/25/37 (a)	5,344,925	5,239,891
Option One Mortgage Corp. Asset-Backed Certificates 0.749%, 1M LIBOR + 0.640%, 08/25/33 (a)	9,793	9,695
Option One Mortgage Loan Trust 0.249%, 1M LIBOR + 0.140%, 01/25/37 (a)	5,246,909	3,917,866

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Renaissance Home Equity Loan Trust 0.989%, 1M LIBOR + 0.880%, 08/25/33 (a)	75,919	$74,592
Residential Asset Securities Corp. Trust 0.409%, 1M LIBOR + 0.150%, 07/25/36 (a)	2,275,998	2,261,228
0.529%, 1M LIBOR + 0.280%, 06/25/36 (a)	4,338,680	4,329,346
0.689%, 1M LIBOR + 0.290%, 06/25/33 (a)	686,934	648,250

		85,288,442

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	3,277	3,305
Mid-State Trust 7.791%, 03/15/38	58,039	63,225

		66,530

Asset-Backed - Other—10.2%
Adagio CLO
0.720% 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	11,000,000	12,864,226
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.889%, 1M LIBOR + 0.780%, 05/25/34 (a)	2,037,373	2,034,429
AMMC CLO, Ltd. 1.167%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	14,425,000	14,425,202
Anchorage Capital Clo 16, Ltd. 1.601%, 3M LIBOR + 1.400%, 10/20/31 (144A) (a)	10,200,000	10,236,669
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.869%, 1M LIBOR + 0.760%, 02/25/36 (a)	4,716,819	4,285,040
Brookside Mill CLO, Ltd. 1.043%, 3M LIBOR + 0.820%, 01/17/28 (144A) (a)	8,436,321	8,419,516
Catamaran CLO, Ltd. 1.623%, 3M LIBOR + 1.400%, 10/18/26 (144A) (a)	912,573	912,537
CIFC Funding, Ltd. 1.078%, 3M LIBOR + 0.860%, 10/25/27 (144A) (a)	15,077,035	15,031,909
Countrywide Asset-Backed Certificates 0.249%, 1M LIBOR + 0.140%, 07/25/37 (a)	8,613,088	8,108,208
0.249%, 1M LIBOR + 0.140%, 04/25/47 (a)	2,720,763	2,653,381
0.259%, 1M LIBOR + 0.150%, 05/25/37 (a)	235,836	235,109
0.259%, 1M LIBOR + 0.150%, 06/25/47 (a)	151,304	150,325
0.329%, 1M LIBOR + 0.220%, 09/25/37 (a)	3,992,021	3,917,254
0.669%, 1M LIBOR + 0.560%, 09/25/36 (a)	1,368,755	1,367,873
4.497%, 10/25/46 (a)	1,812,565	1,819,922
4.659%, 10/25/32 (a)	5,888,014	5,720,079
CWABS Asset-Backed Certificates Trust 0.249%, 1M LIBOR + 0.140%, 02/25/37 (a)	3,039,074	2,900,066
0.259%, 1M LIBOR + 0.150%, 09/25/46 (a)	2,611,345	2,574,447
0.259%, 1M LIBOR + 0.150%, 03/25/47 (a)	940,250	925,081
1.159%, 1M LIBOR + 1.050%, 11/25/35 (a)	5,030,272	5,031,861
Dorchester Park CLO DAC 1.124%, 3M LIBOR + 0.900%, 04/20/28 (144A) (a)	7,146,168	7,146,833
Figueroa CLO, Ltd. 1.141%, 3M LIBOR + 0.900%, 01/15/27 (144A) (a)	903,158	902,915
First Franklin Mortgage Loan Trust 0.249%, 1M LIBOR + 0.140%, 12/25/36 (a)	5,378,372	3,135,348
0.419%, 1M LIBOR + 0.310%, 10/25/36 (a)	16,312,000	13,909,110
0.829%, 1M LIBOR + 0.720%, 10/25/35 (a)	2,652,709	2,647,397

Asset-Backed - Other—(Continued)
1.039%, 1M LIBOR + 0.930%, 10/25/34 (a)	10,902,422	10,881,417
1.534%, 1M LIBOR + 1.425%, 10/25/34 (a)	2,876,513	2,895,462
Flagship CLO, Ltd. 1.073%, 3M LIBOR + 0.850%, 01/16/26 (144A) (a)	1,962,915	1,962,049
Gallatin CLO, Ltd. 1.274%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	12,351,270	12,356,148
GSAMP Trust 0.279%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,704,578	1,666,661
0.694%, 1M LIBOR + 0.585%, 01/25/36 (a)	9,286,671	9,279,131
1.429%, 1M LIBOR + 1.320%, 12/25/34 (a)	5,182,184	4,452,666
Harvest CLO XX
0.960%, 3M EURIBOR + 0.960%, 10/20/31 (144A) (EUR) (a)	10,900,000	12,719,157
Home Equity Loan Trust 0.339%, 1M LIBOR + 0.230%, 04/25/37 (a)	12,095,061	11,609,677
Home Equity Mortgage Loan Asset-Backed Trust 0.329%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,798,575	2,405,348
ICG U.S. CLO, Ltd. 1.622%, 3M LIBOR + 1.400%, 10/22/31 (144A) (a)	15,400,000	15,425,256
Jamestown CLO, Ltd. 1.443%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	4,155,674	4,155,159
JMP Credit Advisors CLO IIIR, Ltd. 1.073%, 3M LIBOR + 0.850%, 01/17/28 (144A) (a)	8,287,800	8,291,911
Lehman XS Trust 0.909%, 1M LIBOR + 0.800%, 10/25/35 (a)	850,261	851,101
LoanCore Issuer, Ltd. 1.236%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	6,875,717	6,875,716
Long Beach Mortgage Loan Trust 0.429%, 1M LIBOR + 0.320%, 05/25/36 (a)	31,753,929	13,831,710
0.629%, 1M LIBOR + 0.520%, 08/25/45 (a)	650,324	631,781
0.889%, 1M LIBOR + 0.780%, 08/25/35 (a)	10,000,000	9,869,483
Marathon CLO IX, Ltd. 1.342%, 3M LIBOR + 1.150%, 04/15/29 (144A) (a)	13,100,000	13,100,079
Marathon CLO, Ltd. 1.052%, 3M LIBOR + 0.870%, 11/21/27 (144A) (a)	8,566,223	8,568,630
Merrill Lynch First Franklin Mortgage Loan Trust 1.359%, 1M LIBOR + 1.250%, 10/25/37 (a)	13,008,233	12,766,204
MF1, Ltd. 1.806%, 1M LIBOR + 1.700%, 11/15/35 (144A) (a)	13,000,000	13,092,784
Monarch Grove CLO 1.098%, 3M LIBOR + 0.880%, 01/25/28 (144A) (a)	5,730,108	5,710,860
Morgan Stanley ABS Capital I, Inc. Trust 0.359%, 1M LIBOR + 0.250%, 07/25/36 (a)	3,961,874	3,503,324
0.729%, 1M LIBOR + 0.620%, 12/25/35 (a)	1,977,577	1,957,026
OCP CLO, Ltd. 1.041%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	1,545,880	1,545,962
Octagon Investment Partners, Ltd. 1.091%, 3M LIBOR + 0.850%, 07/15/27 (144A) (a)	6,187,560	6,180,110
OZLM Funding, Ltd. 1.089%, 3M LIBOR + 0.970%, 07/22/29 (144A) (a)	15,900,000	15,899,428
OZLM XVI Ltd.
Zero Coupon, 05/16/30 (144A) (a)	13,000,000	13,000,832
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.844%, 1M LIBOR + 0.735%, 09/25/35 (a)	5,000,000	4,954,492
1.159%, 1M LIBOR + 1.050%, 10/25/34 (a)	5,800,000	5,793,186
1.909%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,694,551

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Pretium Mortgage Credit Partners LLC 3.179%, 06/27/69 (144A) (j)	5,974,724	$5,988,224
Residential Asset Securities Corp. Trust 0.269%, 1M LIBOR + 0.160%, 11/25/36 (a)	1,676,549	1,744,685
Saxon Asset Securities Trust 0.509%, 1M LIBOR + 0.400%, 09/25/47 (a)	2,530,000	2,420,806
Sculptor CLO XXV, Ltd.
1.385%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	15,050,000	15,046,147
Securitized Asset Backed Receivables LLC Trust 0.609%, 1M LIBOR + 0.500%, 03/25/36 (a)	16,374,103	12,627,121
0.609%, 1M LIBOR + 0.500%, 05/25/36 (a)	8,097,467	5,586,863
Soundview Home Loan Trust 0.219%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,302,852	841,367
1.069%, 1M LIBOR + 0.960%, 05/25/35 (a)	1,251,203	1,251,336
Specialty Underwriting & Residential Finance Trust 0.388%, 1M LIBOR + 0.270%, 04/25/37 (a)	3,339,387	2,627,129
Starwood Commercial Mortgage Trust 1.186%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,300,000	13,291,687
Structured Asset Investment Loan Trust 0.259%, 1M LIBOR + 0.150%, 09/25/36 (a)	2,439,020	2,386,738
0.739%, 1M LIBOR + 0.630%, 11/25/35 (a)	7,700,000	7,582,077
Structured Asset Securities Corp. Mortgage Loan Trust 1.009%, 1M LIBOR + 0.900%, 08/25/37 (a)	279,364	280,013
Sudbury Mill CLO, Ltd. 1.373%, 3M LIBOR + 1.150%, 01/17/26 (144A) (a)	876,238	876,366
1.393%, 3M LIBOR + 1.170%, 01/17/26 (144A) (a)	744,802	744,808
Symphony CLO, Ltd. 1.121%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	2,473,870	2,470,731
Telos CLO, Ltd. 1.173%, 3M LIBOR + 0.950%, 04/17/28 (144A) (a)	10,856,467	10,856,445
TICP CLO III-2, Ltd. 1.064%, 3M LIBOR + 0.840%, 04/20/28 (144A) (a)	10,242,412	10,216,099
Tralee CLO, Ltd. 1.334%, 3M LIBOR + 1.110%, 10/20/28 (144A) (a)	6,173,101	6,172,410
U.S. Small Business Administration 6.220%, 12/01/28	989,918	1,107,373
Venture CLO, Ltd. 1.061%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	5,836,540	5,829,910
Venture XVI CLO Ltd 1.091%, 3M LIBOR + 0.850%, 01/15/28 (144A) (a)	8,422,210	8,400,944
1.121%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	13,525,354	13,488,416
Venture XXVII CLO, Ltd. 1.231%, 3M LIBOR + 1.050%, 07/20/30 (144A) (a)	13,400,000	13,399,987
Voya CLO, Ltd. 0.938%, 3M LIBOR + 0.720%, 07/25/26 (144A) (a)	1,081,174	1,080,538
Wells Fargo Home Equity Asset-Backed Securities Trust 0.829%, 1M LIBOR + 0.720%, 12/25/35 (a)	12,429,099	12,394,371

		530,994,629

Asset-Backed - Student Loan—0.2%
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	3,010,098	3,106,297
Utah State Board of Regents 0.868%, 1M LIBOR + 0.750%, 01/25/57 (a)	4,998,194	5,012,619

		8,118,916

Total Asset-Backed Securities (Cost $623,628,116)		658,494,938

Mortgage-Backed Securities—10.5%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—6.7%
Adjustable Rate Mortgage Trust 3.056%, 11/25/35 (a)	185,467	165,412
American Home Mortgage Investment Trust 2.201%, 6M LIBOR + 2.000%, 02/25/45 (a)	229,269	231,559
Banc of America Alternative Loan Trust 27.966%, -4 x 1M LIBOR + 28.400%, 11/25/46 (a)	622,710	834,671
Banc of America Funding Trust 2.731%, 02/20/36 (a)	1,026,492	1,025,018
3.128%, 05/25/35 (a)	361,555	365,939
3.376%, 01/20/47 (a)	94,948	90,993
Banc of America Mortgage Trust 6.000%, 05/25/37	6,617,522	5,961,391
BCAP LLC Trust 0.319%, 1M LIBOR + 0.210%, 05/25/47 (a)	6,203,314	5,922,370
5.250%, 02/26/36 (144A) (a)	2,355,907	1,478,689
Bear Stearns Adjustable Rate Mortgage Trust 2.826%, 02/25/33 (a)	3,927	3,644
3.043%, 10/25/35 (a)	933,003	955,209
Bear Stearns ALT-A Trust 2.762%, 05/25/35 (a)	554,789	565,760
3.033%, 09/25/35 (a)	505,824	399,769
3.215%, 11/25/36 (a)	2,152,764	1,661,990
3.256%, 11/25/36 (a)	1,727,434	1,177,072
3.394%, 05/25/36 (a)	1,478,959	1,020,839
Bear Stearns Structured Products, Inc. Trust 2.757%, 01/26/36 (a)	539,605	460,414
2.886%, 12/26/46 (a)	465,296	400,286
Chase Mortgage Finance Trust 2.866%, 12/25/35 (a)	879,404	856,649
3.214%, 09/25/36 (a)	1,382,238	1,257,846
3.321%, 03/25/37 (a)	761,958	767,399
Chevy Chase Funding LLC Mortgage-Backed Certificate 0.359%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	15,800	16,227
CHL Mortgage Pass-Through Trust 0.509%, 1M LIBOR + 0.400%, 04/25/46 (a)	1,587,831	1,499,989
0.749%, 1M LIBOR + 0.640%, 03/25/35 (a)	307,053	304,192
3.025%, 09/20/36 (a)	1,879,169	1,805,935
5.750%, 06/25/37	1,128,786	826,307
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,041,987	1,040,782
Citigroup Mortgage Loan Trust 0.759%, 1M LIBOR + 0.650%, 10/25/36 (a)	5,673,945	4,630,813
2.220%, 1Y H15 + 2.100%, 09/25/35 (a)	555,479	579,176
2.290%, 1Y H15 + 2.150%, 09/25/35 (a)	124,673	129,971
2.530%, 1Y H15 + 2.400%, 10/25/35 (a)	733,813	742,384
2.618%, 10/25/46 (a)	937,903	923,570
Countrywide Alternative Loan Trust 0.629%, 1M LIBOR + 0.520%, 06/25/46 (a)	6,164,388	5,732,524
1.739%, 12M MTA + 1.480%, 01/25/36 (a)	601,407	604,169
4.891%, -1 x 1M LIBOR + 5.000%, 05/25/35 (a)(b)	710,562	73,475
5.500%, 02/25/36	1,991,425	1,799,839
6.000%, 03/25/35	9,591,673	9,255,499
6.000%, 1M LIBOR + 6.000%, 08/25/36 (a)	2,715,202	2,744,364
6.000%, 02/25/37	9,033,614	5,835,820
6.000%, 04/25/37	2,989,921	2,041,897
6.000%, 07/25/37	4,478,450	3,082,352

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Reperforming Loan REMIC Trust 0.449%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	996,822	$951,837
Credit Suisse First Boston Mortgage Securities Corp. 0.798%, 03/25/32 (144A) (a)	38,551	36,699
6.000%, 11/25/35	1,033,492	952,090
Downey Savings & Loan Association Mortgage Loan Trust 2.686%, 07/19/44 (a)	267,397	262,668
First Horizon Mortgage Pass-Through Trust 3.263%, 08/25/35 (a)	85,959	70,471
GCAT LLC 2.981%, 09/25/25 (144A) (j)	10,615,061	10,728,313
Gemgarto plc
Zero Coupon, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	9,600,000	13,241,064
GreenPoint Mortgage Funding Trust 0.549%, 1M LIBOR + 0.440%, 06/25/45 (a)	34,740	32,455
GSR Mortgage Loan Trust 2.707%, 04/25/36 (a)	1,154,356	957,086
2.929%, 09/25/35 (a)	12,531	12,771
3.018%, 01/25/36 (a)	2,158,996	2,210,437
6.000%, 03/25/32	88	91
HarborView Mortgage Loan Trust 0.550%, 1M LIBOR + 0.440%, 05/19/35 (a)	472,080	453,905
Hawksmoor Mortgages plc 1.100%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	41,908,534	57,940,307
IndyMac ARM Trust 1.762%, 01/25/32 (a)	6,729	6,765
1.810%, 01/25/32 (a)	398	386
IndyMac INDX Mortgage Loan Trust 0.349%, 1M LIBOR + 0.240%, 07/25/36 (a)	2,973,186	2,820,807
0.529%, 1M LIBOR + 0.420%, 05/25/46 (a)	4,766,433	4,628,428
JPMorgan Alternative Loan Trust 0.469%, 1M LIBOR + 0.360%, 05/25/36 (a)	1,242,906	1,172,955
JPMorgan Mortgage Trust 2.509%, 07/25/35 (a)	469,610	486,839
3.331%, 12/26/37 (144A) (a)	7,378,899	6,843,622
5.750%, 01/25/36	219,300	149,258
Legacy Mortgage Asset Trust 2.882%, 10/25/59 (144A) (j)	14,251,011	14,399,067
3.000%, 06/25/59 (144A) (j)	12,914,576	12,990,857
Lehman Mortgage Trust 0.709%, 1M LIBOR + 0.600%, 08/25/36 (a)	4,612,679	3,345,664
MASTR Alternative Loan Trust 0.509%, 1M LIBOR + 0.400%, 03/25/36 (a)	615,561	34,034
6.500%, 02/25/35	4,267,653	4,609,310
MASTR Asset Securitization Trust 6.000%, 06/25/36	240,875	206,331
Merrill Lynch Mortgage Investors Trust 0.869%, 1M LIBOR + 0.760%, 08/25/35 (a)	362,311	363,435
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (a)	6,325,014	6,624,718
Mill City Mortgage Loan Trust 3.250%, 08/25/59 (144A) (a)	8,400,000	8,711,307
Morgan Stanley Re-REMIC Trust 0.649%, 03/26/37 (144A) (j)	1,906,396	1,868,625

Collateralized Mortgage Obligations—(Continued)
MortgageIT Mortgage Loan Trust 0.569%, 1M LIBOR + 0.460%, 04/25/36 (a)	2,434,405	2,341,962
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (j)	770,181	513,100
OBX Trust 0.759%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	10,953,578	10,975,475
RBSSP Resecuritization Trust 0.610%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	5,517,680	5,418,139
Residential Asset Securitization Trust 6.000%, 06/25/36	3,076,029	1,918,069
Sequoia Mortgage Trust 0.750%, 1M LIBOR + 0.640%, 04/19/27 (a)	283,462	280,802
0.811%, 1M LIBOR + 0.700%, 07/20/33 (a)	121,221	120,948
Structured Adjustable Rate Mortgage Loan Trust 2.699%, 04/25/35 (a)	2,587,988	2,467,969
2.968%, 01/25/35 (a)	378,266	383,605
2.972%, 08/25/35 (a)	73,546	71,034
3.127%, 10/25/36 (a)	6,665,322	4,403,012
Structured Asset Mortgage Investments II Trust 0.610%, 1M LIBOR + 0.500%, 07/19/35 (a)	341,774	341,123
Towd Point Mortgage Funding 0.951%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (a)	12,217,416	16,867,931
Towd Point Mortgage Funding plc 0.950%, 3M SONIA + 0.90%, 05/20/45 (GBP) (a)	27,707,880	38,298,445
1.058%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (a)	21,946,528	30,389,104
WaMu Mortgage Pass-Through Certificates Trust 0.609%, 1M LIBOR + 0.250%, 02/25/45 (a)	5,610,866	5,692,007
1.659%, 12M MTA + 1.400%, 06/25/42 (a)	46,335	45,856
3.141%, 06/25/37 (a)	4,405,660	4,223,476
Wells Fargo Mortgage-Backed Securities Trust 2.835%, 09/25/33 (a)	128,754	128,189

		351,265,052

Commercial Mortgage-Backed Securities—3.8%
1211 Avenue of the Americas Trust 3.901%, 08/10/35 (144A)	12,100,000	13,197,872
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	12,589,939
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	7,710,794
AREIT Trust 2.726%, 1M LIBOR + 2.620%, 04/15/37 (144A) (a)	10,300,000	10,419,908
Benchmark Mortgage Trust 4.016%, 03/15/52	13,000,000	14,582,054
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	11,600,000	12,511,738
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,808,541	2,973,876
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	11,950,000	13,066,831
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	1,042,432

BHFTI-313

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities— (Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Exantas Capital Corp. 2.608%, 1M LIBOR + 2.500%, 04/17/37 (144A) (a)	6,950,476	$7,003,854
GCT Commercial Mortgage Trust 0.906%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	4,000,000	4,000,754
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,859,022
GS Mortgage Securities Trust 3.278%, 11/10/49 (a)	2,500,000	2,665,668
3.602%, 10/10/49 (144A) (a)	13,346,000	13,722,106
JPMorgan Chase Commercial Mortgage Securities Trust 1.106%, 1M LIBOR + 1.000%, 06/15/32 (144A) (a)	9,078,411	9,078,294
1.556%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	11,721,009	11,603,432
LoanCore Issuer, Ltd. 0.910%, 1M LIBOR + 0.800%, 07/15/35 (144A) (a)	10,300,000	10,289,507
Manhattan West 2.130%, 09/10/39 (144A)	12,300,000	12,351,810
MF1, Ltd. 0.958%, 1M LIBOR + 0.850%, 07/15/36 (144A) (a)	13,200,000	13,200,000
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,597,944
Morgan Stanley Capital I Trust 2.428%, 04/05/42 (144A) (a)	7,500,000	7,492,559

		198,960,394

Total Mortgage-Backed Securities (Cost $533,844,560)		550,225,446

Foreign Government—5.2%

Provincial—0.9%
Province of Ontario Canada 3.150%, 06/02/22 (CAD)	9,300,000	7,648,912
4.000%, 06/02/21 (CAD)	31,100,000	24,910,934
Province of Quebec Canada 3.500%, 12/01/22 (CAD)	3,300,000	2,764,942
4.250%, 12/01/21 (CAD)	15,200,000	12,419,683

		47,744,471

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	14,959,234

Sovereign—4.0%
Brazil Letras do Tesouro Nacional 3.268%, 10/01/21 (BRL)	518,300,000	90,247,446
4.093%, 01/01/22 (BRL)	29,900,000	5,134,262
Chile Government International Bond 1.250%, 01/22/51 (EUR)	8,800,000	9,314,615
Israel Government International Bond 2.750%, 07/03/30	14,500,000	15,171,640
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	6,062,273
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	12,098,942

Sovereign—(Continued)
Kuwait International Government Bond 2.750%, 03/20/22	12,000,000	12,258,000
Peruvian Government International Bonds 5.940%, 02/12/29 (PEN)	23,200,000	7,035,943
6.350%, 08/12/28 (PEN)	71,800,000	22,385,013
6.950%, 08/12/31 (PEN)	7,000,000	2,166,505
8.200%, 08/12/26 (PEN)	24,300,000	8,484,838
Qatar Government International Bonds 4.500%, 04/23/28	15,500,000	18,059,980
5.103%, 04/23/48	1,500,000	1,895,700

		210,315,157

Total Foreign Government (Cost $287,589,230)		273,018,862

Municipals—1.0%

Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	60,000	62,216
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,150,270
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	6,114,631
New York State Urban Development Corp. 1.346%, 03/15/26	8,100,000	8,072,995
Sales Tax Securitization Corp. 3.007%, 01/01/33	10,100,000	10,391,411
3.057%, 01/01/34	2,000,000	2,052,886
State Board of Administration Finance Corp. 1.258%, 07/01/25	12,800,000	12,918,729
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,903,219
Tobacco Settlement Finance Authority 1.820%, 06/01/26	2,250,000	2,262,527

Total Municipals (Cost $49,293,605)		50,928,884

Preferred Stock—0.8%

Wireless Telecommunication Services—0.8%
AT&T Mobility II LLC † (k) (l) (Cost $44,469,020)	1,644,083	43,831,281

Floating Rate Loan (m)—0.1%

Media—0.1%
CSC Holdings, LLC Term Loan B5, 2.606%, 1M LIBOR + 2.500%, 04/15/27 (Cost $5,258,018)	5,279,175	5,227,798

BHFTI-314

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Short-Term Investments—13.9%

Security Description	Principal Amount*	Value

Discount Note—0.7%
Federal Home Loan Bank 0.015%, 06/30/21 (n)	33,800,000	$33,798,596

Repurchase Agreements—6.4%
JPMorgan Securities LLC Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/05/21 with a maturity value of $130,300,145; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/44, with a market value of $130,736,612.	130,300,000	130,300,000
Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $206,400,115; collateralized by U.S. Treasury Bond at 1.125%, maturing 05/15/40, with a market value of $209,766,924.	206,400,000	206,400,000

		336,700,000

U.S. Treasury—6.8%
U.S. Treasury Bills 0.015%, 06/24/21 (e) (f) (n)	3,500,000	3,499,898
0.040%, 09/30/21 (n)	58,000,000	57,987,538
0.055%, 09/16/21 (d) (e) (n)	141,500,000	141,481,841
U.S. Treasury Cash Management Bills 0.018%, 05/18/21 (e) (n)	6,300,000	6,299,784
0.039%, 07/20/21 (n)	145,600,000	145,591,992

		354,861,053

Total Short-Term Investments (Cost $725,333,469)		725,359,649

Total Purchased Options— 0.0% (o) (Cost $1,648,831)		1,782,789

Total Investments— 120.9% (Cost $6,239,271,467)		6,329,040,952
Other assets and liabilities (net) — (20.9)%		(1,095,412,982)

Net Assets — 100.0%		$5,233,627,970

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $45,453,652, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2021, the market value of securities pledged was $6,720,016.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2021, the value of securities pledged amounted to $21,823,537.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2021, the market value of securities pledged was $44,887,795.
(g)	All or a portion of the security was pledged as collateral against open OTC swap contracts and forward foreign currency exchange contracts. As of March 31, 2021, the market value of securities pledged was $262,972.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Perpetual bond with no specified maturity date.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.8% of net assets.
(m)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(n)	The rate shown represents current yield to maturity.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $1,345,658,158, which is 25.7% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
AT&T Mobility II LLC , 7.000%,	09/24/20	1,644,083	$44,469,020	$43,831,281
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	1,619,919	1,717,114	1,622,371

				$45,453,652

BHFTI-315

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.000%	TBA	$(36,000,000)	$(35,883,281)	$(35,866,407)
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.000%	TBA	(80,000,000)	(86,067,070)	(85,831,250)

Totals				$(121,950,351)	$(121,697,657)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	114,768,042	CBNA	04/05/21	USD	20,144,286	$245,690
BRL	158,231,959	CBNA	04/05/21	USD	29,161,806	(1,049,921)
BRL	158,231,959	DBAG	04/05/21	USD	27,773,149	338,736
BRL	21,400,000	JPMC	04/05/21	USD	3,850,514	(48,536)
BRL	29,000,000	JPMC	04/05/21	USD	5,202,074	(49,861)
BRL	29,000,000	JPMC	04/05/21	USD	5,202,260	(50,048)
BRL	31,900,000	JPMC	04/05/21	USD	5,760,722	(93,289)
BRL	53,300,000	JPMC	04/05/21	USD	9,612,263	(142,852)
BRL	108,400,000	JPMC	04/05/21	USD	19,342,981	(84,367)
BRL	158,231,959	DBAG	05/04/21	USD	28,540,989	(477,576)
CAD	17,933,920	BNP	04/07/21	USD	14,218,983	52,052
CAD	43,695,958	CBNA	04/07/21	USD	34,693,691	77,655
CLP	13,098,298,691	BBP	05/17/21	USD	18,142,944	43,041
DKK	1,514,560	CBNA	04/09/21	USD	247,869	(9,095)
DKK	2,905,869	GSBU	04/09/21	USD	473,812	(15,694)
DKK	1,694,571	UBSA	04/09/21	USD	277,627	(10,474)
DKK	2,891,444	CBNA	07/01/21	USD	458,556	(2,032)
GBP	1,308,000	BNP	05/17/21	USD	1,852,410	(48,970)
GBP	1,095,000	BBP	05/17/21	USD	1,549,698	(39,937)
GBP	1,284,000	JPMC	05/17/21	USD	1,788,540	(18,191)
JPY	105,700,000	BBP	05/17/21	USD	999,701	(44,682)
MXN	474,817,000	GSBU	09/03/21	USD	22,598,173	244,606
MYR	1,437,265	GSBU	06/16/21	USD	353,050	(7,314)
RUB	108,949	GSBU	04/22/21	USD	1,448	(10)
RUB	115,051	GSBU	04/22/21	USD	1,535	(17)
RUB	223,964	CBNA	05/21/21	USD	2,992	(48)
RUB	224,000	UBSA	06/22/21	USD	3,028	(96)

Contracts to Deliver
BRL	273,000,000	CBNA	04/05/21	USD	48,493,676	(8,185)
BRL	158,231,959	DBAG	04/05/21	USD	28,577,200	465,316
BRL	273,000,000	JPMC	04/05/21	USD	47,917,435	(584,427)
BRL	270,000,000	JPMC	10/04/21	USD	47,472,527	283,651
BRL	110,400,000	JPMC	10/04/21	USD	19,410,989	115,982
BRL	54,200,000	JPMC	10/04/21	USD	9,637,166	164,436
BRL	32,500,000	JPMC	10/04/21	USD	5,787,037	106,894
BRL	29,500,000	JPMC	10/04/21	USD	5,216,622	60,801
BRL	21,700,000	JPMC	10/04/21	USD	3,850,795	58,207
BRL	29,900,000	JPMC	01/04/22	USD	5,230,473	64,858
CAD	61,629,878	BNP	04/07/21	USD	49,393,019	350,639
CAD	17,933,920	BNP	05/04/21	USD	14,219,622	(51,935)
CAD	43,695,958	CBNA	05/04/21	USD	34,695,468	(77,152)
DKK	2,891,444	CBNA	04/09/21	USD	457,876	2,033
EUR	12,992,000	BBP	05/17/21	USD	15,337,633	88,903
EUR	81,911,000	CBNA	05/17/21	USD	98,714,927	2,575,867
EUR	10,284,000	JPMC	05/17/21	USD	12,086,711	16,365
GBP	7,309,000	BBP	05/17/21	USD	10,299,879	222,398
GBP	135,437,000	CBNA	05/17/21	USD	188,249,182	1,511,763
GBP	3,865,000	JPMC	05/17/21	USD	5,386,124	57,151

BHFTI-316

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	182,700,000	SG	05/17/21	USD	1,726,451	$75,722
KRW	167,742,730	BNP	06/16/21	USD	149,203	994
PEN	16,140,384	CBNA	06/08/21	USD	4,390,000	79,707
PEN	7,332,581	CBNA	06/14/21	USD	1,983,537	25,413
PEN	20,672,852	CBNA	06/23/21	USD	5,642,000	121,615
PEN	27,163,183	CBNA	07/08/21	USD	7,483,589	230,487
PEN	9,642,423	BNP	08/04/21	USD	2,611,000	36,688
PEN	3,445,879	BNP	08/04/21	USD	933,463	13,490
PEN	8,440,445	CBNA	08/04/21	USD	2,322,249	68,838
PEN	43,078,227	GSBU	09/07/21	USD	11,711,928	213,268
PEN	3,891,605	CBNA	09/20/21	USD	1,049,000	10,311
PEN	13,145,475	CBNA	12/09/21	USD	3,576,124	69,030
SEK	1,040,000	JPMC	05/17/21	USD	125,341	6,214

Net Unrealized Appreciation						$5,184,112

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/21/21	5,260	USD	688,731,250	$(17,293,696)
U.S. Treasury Ultra Long Bond Futures	06/21/21	109	USD	19,752,844	(1,164,150)

Futures Contracts—Short
Euro-Bund 10 Year Futures	06/08/21	(45)	EUR	(7,707,600)	9,448
Euro-Buxl 30 Year Bond Futures	06/08/21	(104)	EUR	(21,428,160)	(220,549)
U.S. Treasury Long Bond Futures	06/21/21	(486)	USD	(75,132,563)	3,029,207
U.S. Treasury Note 5 Year Futures	06/30/21	(1,045)	USD	(128,951,368)	1,574,266

Net Unrealized Depreciation					$(14,065,474)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Put - OTC - 30 Yr. IRS	0.900%	GSBU	1M SONIA	Receive	03/15/22	15,600,000	GBP	15,600,000	$1,648,831	$1,782,789	$133,958

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Put - OTC - 10 Yr. IRS	0.800%	GSBU	1M SONIA	Pay	03/15/22	(42,100,000)	GBP	(42,100,000)	$(1,600,373)	$(1,779,964)	$(179,591)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	102.078	04/07/21	(200,000)	USD	(200,000)	$(469)	$—	$469
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	101.875	04/07/21	(3,400,000)	USD	(3,400,000)	(7,703)	(6)	7,697
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	102.250	05/06/21	(6,700,000)	USD	(6,700,000)	(20,938)	(1,843)	19,095
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	100.531	06/07/21	(13,000,000)	USD	(13,000,000)	(67,031)	(55,877)	11,154

BHFTI-317

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Written Options—(Continued)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	99.875	04/07/21	(5,300,000)	USD	(5,300,000)	$(18,219)	$(20,119)	$(1,900)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	100.078	04/07/21	(13,000,000)	USD	(13,000,000)	(40,625)	(63,590)	(22,965)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	100.750	05/06/21	(23,000,000)	USD	(23,000,000)	(161,719)	(314,573)	(152,854)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.000%, TBA	JPMC	USD	98.531	06/07/21	(13,000,000)	USD	(13,000,000)	(81,250)	(102,844)	(21,594)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	GSC	USD	102.117	05/06/21	(16,000,000)	USD	(16,000,000)	(71,873)	(82,792)	(10,919)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	GSC	USD	101.172	06/07/21	(16,000,000)	USD	(16,000,000)	(95,000)	(93,042)	1,958

Total								$(564,827)	$(734,686)	$(169,859)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	3.345%	Maturity	01/03/22	BRL	20,000,000	$(23,823)	$2,219	$(26,042)
Pay	1 Day CDI	Maturity	3.350%	Maturity	01/03/22	BRL	508,000,000	(596,149)	57,333	(653,482)
Pay	1 Day CDI	Maturity	3.360%	Maturity	01/03/22	BRL	2,382,100,000	(1,078,394)	1,818,951	(2,897,345)
Pay	1 Day CDI	Maturity	3.700%	Maturity	01/03/22	BRL	477,800,000	(434,135)	(89,286)	(344,849)
Pay	1 Day CDI	Maturity	3.978%	Maturity	01/03/22	BRL	196,200,000	(122,861)	—	(122,861)
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	24,800	285,776	(260,976)
Pay	3M LIBOR	Semi-Annually	2.800%	Semi-Annually	08/22/23	USD	51,400,000	3,013,906	3,185,373	(171,467)
Pay	6M LIBOR	Semi-Annually	0.036%	Semi-Annually	03/10/38	JPY	765,000,000	(375,869)	(300,103)	(75,766)
Pay	6M LIBOR	Semi-Annually	0.040%	Semi-Annually	03/10/38	JPY	765,000,000	(371,164)	(297,687)	(73,477)
Pay	6M LIBOR	Semi-Annually	0.100%	Semi-Annually	03/20/24	JPY	11,440,000,000	379,367	516,414	(137,047)
Pay	6M LIBOR	Semi-Annually	0.103%	Semi-Annually	08/28/39	JPY	540,000,000	(258,788)	(200,893)	(57,895)
Pay	6M LIBOR	Semi-Annually	0.122%	Semi-Annually	08/22/39	JPY	3,450,000,000	(1,542,927)	(1,165,161)	(377,766)
Pay	6M LIBOR	Semi-Annually	0.123%	Semi-Annually	08/22/39	JPY	2,370,000,000	(1,057,986)	(798,608)	(259,378)
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	14,280,000,000	2,903,525	3,689,805	(786,280)
Pay	6M LIBOR	Semi-Annually	0.410%	Semi-Annually	03/25/41	JPY	147,000,000	(5,964)	(1,090)	(4,874)
Pay	6M LIBOR	Semi-Annually	0.430%	Semi-Annually	03/19/41	JPY	855,000,000	2,557	—	2,557
Pay	6M LIBOR	Semi-Annually	(0.092%)	Semi-Annually	09/13/26	JPY	1,650,000,000	(92,576)	(53,759)	(38,817)
Pay	6M LIBOR	Semi-Annually	(0.095%)	Semi-Annually	09/13/26	JPY	3,300,000,000	(190,039)	(113,276)	(76,763)
Pay	6M LIBOR	Semi-Annually	(0.068%)	Semi-Annually	09/18/26	JPY	2,750,000,000	(122,681)	(56,847)	(65,834)
Pay	6M LIBOR	Semi-Annually	(0.062%)	Semi-Annually	09/18/26	JPY	4,400,000,000	(183,336)	(76,484)	(106,852)
Pay	6M LIBOR	Semi-Annually	(0.064%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(69,694)	(29,718)	(39,976)
Pay	6M LIBOR	Semi-Annually	(0.063%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(70,513)	(30,465)	(40,048)
Pay	6M LIBOR	Semi-Annually	(0.086%)	Semi-Annually	09/20/26	JPY	825,000,000	(44,479)	(24,829)	(19,650)
Pay	6M LIBOR	Semi-Annually	(0.097%)	Semi-Annually	09/24/26	JPY	2,007,000,000	(119,213)	(534,410)	415,197
Pay	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	520,000,000	562,619	703,936	(141,317)
Receive	1 Day CDI	Maturity	2.850%	Maturity	01/03/22	BRL	187,600,000	351,746	(92,457)	444,203
Receive	1 Day CDI	Maturity	2.859%	Maturity	01/03/22	BRL	126,000,000	230,960	57,492	173,468
Receive	1 Day CDI	Maturity	2.860%	Maturity	01/03/22	BRL	83,200,000	156,202	41,170	115,032
Receive	1 Day CDI	Maturity	2.860%	Maturity	01/03/22	BRL	68,600,000	128,346	33,568	94,778
Receive	1 Day CDI	Maturity	2.870%	Maturity	01/03/22	BRL	41,700,000	76,493	19,073	57,420
Receive	1 Day CDI	Maturity	2.871%	Maturity	01/03/22	BRL	68,000,000	124,232	30,662	93,570
Receive	1 Day CDI	Maturity	2.883%	Maturity	01/03/22	BRL	47,000,000	83,962	19,490	64,472
Receive	12M SONIA	Annually	0.500%	Annually	06/16/51	GBP	75,000,000	12,985,422	846,726	12,138,696
Receive	12M SONIA	Annually	0.750%	Annually	09/15/51	GBP	7,400,000	636,090	459,679	176,411
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	4,470,000,000	(592,605)	(733,762)	141,157
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	15,920,000,000	(2,070,398)	(2,541,175)	470,777
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(918,149)	(1,192,657)	274,508
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(526,307)	(699,107)	172,800
Receive	6M LIBOR	Semi-Annually	0.350%	Semi-Annually	03/17/51	JPY	608,000,000	338,431	334,038	4,393
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(478,937)	(602,793)	123,856
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(619,604)	(776,050)	156,446

BHFTI-318

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	6M LIBOR	Semi-Annually	0.520%	Semi-Annually	03/16/51	JPY	542,000,000	$64,857	$—	$64,857
Receive	6M LIBOR	Semi-Annually	0.538%	Semi-Annually	03/15/51	JPY	2,162,000,000	161,280	(16,135)	177,415
Receive	6M LIBOR	Semi-Annually	0.557%	Semi-Annually	03/17/51	JPY	1,830,000,000	46,212	—	46,212
Receive	6M LIBOR	Semi-Annually	0.570%	Semi-Annually	03/19/51	JPY	589,000,000	(5,617)	—	(5,617)
Receive	6M LIBOR	Semi-Annually	0.705%	Semi-Annually	10/31/38	JPY	1,700,000,000	(873,527)	(1,152,347)	278,820
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	2,947,000,000	(1,730,914)	(2,216,212)	485,298
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/20/38	JPY	4,539,800,000	(2,649,825)	(3,415,880)	766,055
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(555,917)	(705,547)	149,630
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(377,595)	(476,217)	98,622

Totals								$4,111,021	$(6,291,250)	$10,402,271

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	2.878%	USD	12,600,000	$(1,146,776)	$(1,068,784)	$(77,992)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.IG.35.V1	1.000%	Quarterly	12/20/25	0.484%	USD	41,500,000	$992,307	$907,795	$84,512
CDX.NA.IG.36.V1	1.000%	Quarterly	06/20/26	0.540%	USD	30,900,000	722,380	679,052	43,328
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.446%	USD	4,800,000	72,336	64,089	8,247
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.508%	USD	2,900,000	45,704	37,385	8,319
ITRX.EUR.34.V1	1.000%	Quarterly	12/20/25	0.444%	EUR	106,200,000	3,294,974	3,011,076	283,898
ITRX.EUR.XOVER.34.V1	5.000%	Quarterly	12/20/25	2.241%	EUR	38,183,742	5,475,732	5,104,029	371,703
ITRX.EUR.XOVER 35.V1	5.000%	Quarterly	06/20/26	2.557%	EUR	61,000,000	8,376,928	7,912,353	464,575
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	2.262%	EUR	6,200,000	(284,635)	(391,193)	106,558
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	2.410%	EUR	5,000,000	(292,471)	(392,171)	99,700
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.152%	EUR	12,900,000	159,281	155,960	3,321

Totals							$18,562,536	$17,088,375	$1,474,161

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2021(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	1.631%	USD	14,280,000	$(285,165)	$(366,359)	$81,194
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	GSI	0.847%	USD	11,900,000	66,964	54,726	12,238
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	JPMC	0.847%	USD	300,000	1,688	1,058	630

Totals								$(216,513)	$(310,575)	$94,062

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-319

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSC)—	Goldman Sachs & Co.
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(UKG)—	United Kingdom Gilts

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-320

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,250,331,820	$—	$2,250,331,820
Total Corporate Bonds & Notes*	—	1,769,839,485	—	1,769,839,485
Total Asset-Backed Securities*	—	658,494,938	—	658,494,938
Total Mortgage-Backed Securities*	—	550,225,446	—	550,225,446
Total Foreign Government*	—	273,018,862	—	273,018,862
Total Municipals*	—	50,928,884	—	50,928,884
Total Preferred Stock*	—	—	43,831,281	43,831,281
Total Floating Rate Loan*	—	5,227,798	—	5,227,798
Total Short-Term Investments*	—	725,359,649	—	725,359,649
Total Purchased Options at Value*	—	1,782,789	—	1,782,789
Total Investments	$—	$6,285,209,671	$43,831,281	$6,329,040,952

TBA Forward Sales Commitments	$—	$(121,697,657)	$—	$(121,697,657)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,098,821	$—	$8,098,821
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,914,709)	—	(2,914,709)
Total Forward Contracts	$—	$5,184,112	$—	$5,184,112
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,612,921	$—	$—	$4,612,921
Futures Contracts (Unrealized Depreciation)	(18,678,395)	—	—	(18,678,395)
Total Futures Contracts	$(14,065,474)	$—	$—	$(14,065,474)
Written Options
Interest Rate Swaptions at Value	$—	$(1,779,964)	$—	$(1,779,964)
OTC Options on Securities at Value	—	(734,686)	—	(734,686)
Total Written Options	$—	$(2,514,650)	$—	$(2,514,650)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$18,660,811	$—	$18,660,811
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,862,371)	—	(6,862,371)
Total Centrally Cleared Swap Contracts	$—	$11,798,440	$—	$11,798,440
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$68,652	$—	$68,652
OTC Swap Contracts at Value (Liabilities)	—	(285,165)	—	(285,165)
Total OTC Swap Contracts	$—	$(216,513)	$—	$(216,513)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

BHFTI-321

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—41.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Airbus SE (a)	4,048	$458,499
BAE Systems plc	30,712	213,795
Boeing Co. (The) (a)	3,405	867,322
Curtiss-Wright Corp.	1,108	131,409
General Dynamics Corp.	2,783	505,281
HEICO Corp.	738	92,840
L3Harris Technologies, Inc.	1,686	341,718
Lockheed Martin Corp.	1,481	547,229
Meggitt plc (a)	8,628	56,806
Moog, Inc. - Class A	659	54,796
Northrop Grumman Corp.	1,023	331,084
Raytheon Technologies Corp.	10,452	807,626
Safran S.A. (a)	2,293	312,148
TransDigm Group, Inc. (a)	503	295,724
Ultra Electronics Holdings plc	3,814	106,645

		5,122,922

Air Freight & Logistics—0.2%
DSV Panalpina A/S	3,602	706,330
FedEx Corp.	3,275	930,231
Royal Mail plc (a)	10,901	75,825
United Parcel Service, Inc. - Class B	10,123	1,720,809

		3,433,195

Airlines—0.1%
Southwest Airlines Co.	27,197	1,660,649

Auto Components—0.1%
Aisin Seiki Co., Ltd.	4,500	171,662
BorgWarner, Inc. (b)	3,585	166,201
Cie Generale des Etablissements Michelin	1,175	175,936
Faurecia SE (a)	2,377	126,682
Gentex Corp.	8,802	313,967
JTEKT Corp.	8,400	86,318
Lear Corp.	1,149	208,256
Magna International, Inc.	3,091	272,230
Sumitomo Electric Industries, Ltd.	11,000	165,581
Sumitomo Rubber Industries, Ltd.	6,600	78,020
Toyo Tire Corp.	3,500	62,180

		1,827,033

Automobiles—0.8%
Bayerische Motoren Werke AG	2,293	237,731
Daimler AG	15,375	1,369,890
Ford Motor Co. (a)	98,180	1,202,705
General Motors Co.	12,355	709,918
Honda Motor Co., Ltd.	34,500	1,038,482
Hyundai Motor Co.	470	91,174
Isuzu Motors, Ltd.	15,900	171,628
Kia Motors Corp.	2,512	184,865
Mazda Motor Corp.	17,700	145,339
Nissan Motor Co., Ltd. (a)	27,100	151,688
Renault S.A. (a)	1,653	71,394
Stellantis NV	22,951	407,362
Subaru Corp. (b)	5,800	116,119

Automobiles—(Continued)
Suzuki Motor Corp.	4,400	200,358
Tesla, Inc. (a) (b)	6,106	4,078,380
Toyota Motor Corp.	17,500	1,367,224
Yadea Group Holdings, Ltd.	36,000	80,337
Yamaha Motor Co., Ltd.	7,300	180,396

		11,804,990

Banks—2.6%
ABN AMRO Bank NV (a)	12,775	154,986
Australia & New Zealand Banking Group, Ltd.	30,061	645,583
Banco Bilbao Vizcaya Argentaria S.A.	20,347	105,985
Banco Santander S.A. (a)	205,501	698,492
Bank of America Corp.	56,626	2,190,860
Bank of Kyoto, Ltd. (The)	1,500	92,683
Bank of Montreal	7,709	687,167
Bank of Nova Scotia (The)	10,185	637,180
Barclays plc	359,745	922,439
BNP Paribas S.A. (a)	16,496	1,002,299
BOC Hong Kong Holdings, Ltd.	49,000	170,882
Citigroup, Inc.	22,751	1,655,135
Commonwealth Bank of Australia	14,103	925,870
Danske Bank A/S	5,258	98,532
Erste Group Bank AG (a)	15,319	519,737
Fifth Third Bancorp	8,422	315,404
First BanCorp/Puerto Rico	9,151	103,040
First Republic Bank	15,158	2,527,596
Hang Seng Bank, Ltd.	7,900	153,201
HSBC Holdings plc	231,883	1,352,561
HSBC Holdings plc (Hong Kong Traded Shares)	32,000	186,831
Huntington Bancshares, Inc. (b)	20,915	328,784
ING Groep NV	70,462	864,707
Intesa Sanpaolo S.p.A. (a)	159,846	434,525
Japan Post Bank Co., Ltd. (b)	9,800	94,060
JPMorgan Chase & Co.	56,552	8,608,911
KeyCorp	6,896	137,782
Lloyds Banking Group plc (a)	995,922	583,120
Mitsubishi UFJ Financial Group, Inc.	211,500	1,128,574
Mizuho Financial Group, Inc.	44,090	635,855
National Australia Bank, Ltd.	31,753	629,263
Natwest Group plc	93,732	253,655
Nordea Bank Abp	25,192	247,934
Oversea-Chinese Banking Corp., Ltd.	19,100	167,234
PNC Financial Services Group, Inc. (The)	5,377	943,180
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	6,717	55,555
Raiffeisen Bank International AG (a)	4,975	109,180
Resona Holdings, Inc.	22,100	92,623
Royal Bank of Canada	9,392	865,959
Societe Generale S.A. (a)	18,909	494,085
Standard Chartered plc	84,339	580,296
Sumitomo Mitsui Financial Group, Inc.	11,700	425,447
Toronto-Dominion Bank (The)	14,404	939,406
Truist Financial Corp.	20,032	1,168,266
U.S. Bancorp (b)	44,104	2,439,392
UniCredit S.p.A. (a)	39,027	414,447
United Overseas Bank, Ltd.	6,300	121,696
Wells Fargo & Co.	40,097	1,566,590

BHFTI-322

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Westpac Banking Corp.	31,426	$583,577

		40,060,566

Beverages—0.7%
Anheuser-Busch InBev S.A.	6,322	398,574
ARC Resources, Ltd.	6,612	40,618
Boston Beer Co., Inc. (The)—Class A (a)	123	148,373
Britvic plc	9,207	106,295
Coca-Cola Co. (The)	53,924	2,842,334
Diageo plc	42,164	1,734,032
Monster Beverage Corp. (a)	7,747	705,674
PepsiCo, Inc.	30,216	4,274,053

		10,249,953

Biotechnology—0.6%
AbbVie, Inc.	24,376	2,637,971
Alexion Pharmaceuticals, Inc. (a)	2,229	340,836
Alnylam Pharmaceuticals, Inc. (a)	1,364	192,583
Amgen, Inc.	8,862	2,204,954
Biogen, Inc. (a)	1,072	299,892
Catalyst Pharmaceuticals, Inc. (a)	10,041	46,289
CSL, Ltd.	3,206	646,054
Exact Sciences Corp. (a)	1,397	184,097
Galapagos NV (a)	955	74,050
Genmab A/S (ADR) (a)	3,617	118,746
Gilead Sciences, Inc.	13,675	883,815
Halozyme Therapeutics, Inc. (a)	5,321	221,833
Incyte Corp. (a)	3,126	254,050
Moderna, Inc. (a)	5,521	722,975
Novavax, Inc. (a) (b)	1,398	253,471
Regeneron Pharmaceuticals, Inc. (a)	534	252,657
Sarepta Therapeutics, Inc. (a)	1,313	97,858
Sorrento Therapeutics, Inc. (a) (b)	4,131	34,163
Vertex Pharmaceuticals, Inc. (a)	1,882	404,423

		9,870,717

Building Products—0.4%
Allegion plc	1,079	135,544
Assa Abloy AB - Class B	15,595	447,842
Builders FirstSource, Inc. (a)	1,197	55,505
China Lesso Group Holdings, Ltd.	35,000	75,534
Cie de Saint-Gobain (a)	15,257	900,556
Daikin Industries, Ltd.	3,400	688,424
Geberit AG	395	251,410
Lixil Corp.	2,200	61,305
Nibe Industrier AB - B Shares	2,826	87,647
Owens Corning	997	91,814
Resideo Technologies, Inc. (a)	2,264	63,958
Simpson Manufacturing Co., Inc.	410	42,529
Trane Technologies plc	16,687	2,762,700
Trex Co., Inc. (a)	1,174	107,468
Xinyi Glass Holdings, Ltd.	40,000	131,470

		5,903,706

Capital Markets—1.6%
Affiliated Managers Group, Inc.	2,069	308,343
Ameriprise Financial, Inc.	1,505	349,837
Anima Holding S.p.A.	12,738	65,796
Bank of New York Mellon Corp. (The)	19,373	916,149
BlackRock, Inc.	4,812	3,628,056
Blackstone Group, Inc. (The) - Class A	5,094	379,656
Brookfield Asset Management, Inc. - Class A	11,652	518,299
Cboe Global Markets, Inc.	823	81,222
Charles Schwab Corp. (The)	7,877	513,423
CI Financial Corp.	10,349	149,466
CME Group, Inc. (b)	2,280	465,644
Credit Suisse Group AG	65,138	687,711
Daiwa Securities Group, Inc. (b)	44,600	231,505
Deutsche Bank AG (a)	31,604	377,617
Deutsche Boerse AG	870	144,607
EQT AB	2,539	83,497
Euronext NV	2,489	250,770
FactSet Research Systems, Inc.	941	290,383
Federated Hermes, Inc.	8,376	262,169
Franklin Resources, Inc.	5,870	173,752
Goldman Sachs Group, Inc. (The)	2,177	711,879
Hong Kong Exchanges and Clearing, Ltd.	11,400	674,139
Houlihan Lokey, Inc.	2,459	163,548
IG Group Holdings plc	12,251	152,185
Intercontinental Exchange, Inc.	4,386	489,829
Invesco, Ltd.	8,070	203,525
Julius Baer Group, Ltd.	1,893	120,954
London Stock Exchange Group plc	3,728	356,789
Macquarie Group, Ltd.	4,622	535,900
Man Group plc	34,764	77,196
Moody’s Corp.	8,418	2,513,699
Morgan Stanley	42,084	3,268,244
MSCI, Inc.	507	212,575
Nasdaq, Inc.	11,965	1,764,359
Nomura Holdings, Inc.	72,300	382,187
Northern Trust Corp.	3,256	342,238
Rathbone Brothers plc	2,180	52,864
S&P Global, Inc.	1,885	665,160
SEI Investments Co.	3,111	189,553
State Street Corp.	8,685	729,627
T. Rowe Price Group, Inc.	4,144	711,110
UBS Group AG	38,299	592,993
Virtus Investment Partners, Inc.	173	40,742

		24,829,197

Chemicals—0.7%
Air Liquide S.A.	4,858	793,726
Air Products & Chemicals, Inc.	1,686	474,339
Albemarle Corp.	2,558	373,749
BASF SE	10,222	849,004
Chemours Co. (The)	4,956	138,322
Chr Hansen Holding A/S (a)	2,290	208,067
Corteva, Inc.	6,810	317,482
Covestro AG	1,348	90,639
Croda International plc	1,300	113,787
DIC Corp.	2,900	75,127

BHFTI-323

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Dow, Inc.	7,385	$472,197
DuPont de Nemours, Inc.	5,913	456,957
Ecolab, Inc.	2,013	430,923
EMS-Chemie Holding AG	110	98,223
Givaudan S.A.	162	624,224
Hanwha Solutions Corp. (a)	1,506	67,138
Ingevity Corp. (a)	1,377	104,005
International Flavors & Fragrances, Inc.	1,265	176,607
Johnson Matthey plc	1,824	75,783
JSR Corp.	2,000	60,598
Kaneka Corp.	1,200	49,310
Linde plc	3,624	1,015,227
LyondellBasell Industries NV - Class A	2,511	261,270
Mitsubishi Gas Chemical Co., Inc.	2,300	56,670
Mosaic Co. (The)	5,177	163,645
RPM International, Inc.	5,249	482,121
Sherwin-Williams Co. (The)	2,443	1,802,958
Shin-Etsu Chemical Co., Ltd.	2,900	490,000
Sika AG	2,530	722,675
Synthomer plc	8,778	56,163
Tosoh Corp.	3,000	57,427
Tronox Holding plc - Class A	2,296	42,017
Ube Industries, Ltd.	1,600	34,065
Wacker Chemie AG	433	61,625
Yara International ASA	2,961	154,022

		11,450,092

Commercial Services & Supplies—0.2%
ADT, Inc.	3,928	33,152
Cintas Corp.	1,090	372,028
Copart, Inc. (a)	2,578	279,997
Country Garden Services Holdings Co., Ltd.	10,000	101,990
Dai Nippon Printing Co., Ltd.	3,400	71,585
Deluxe Corp.	1,460	61,262
Republic Services, Inc.	6,370	632,859
Ritchie Bros Auctioneers, Inc.	948	55,505
Societe BIC S.A.	1,246	72,951
Toppan Printing Co., Ltd.	7,800	131,795
Waste Management, Inc.	8,273	1,067,382

		2,880,506

Communications Equipment—0.2%
Arista Networks, Inc. (a)	635	191,700
Cisco Systems, Inc.	47,472	2,454,777
Nokia Oyj (a)	103,808	414,946
Telefonaktiebolaget LM Ericsson—B Shares	46,301	612,460
Ubiquiti, Inc.	364	108,581

		3,782,464

Construction & Engineering—0.1%
China Conch Venture Holdings, Ltd.	26,000	122,305
Kajima Corp.	9,600	136,881
Obayashi Corp.	19,200	176,859
Taisei Corp.	2,400	92,537
Vinci S.A.	6,973	714,588

		1,243,170

Construction Materials—0.2%
CRH plc	12,144	569,666
James Hardie Industries plc	9,493	288,503
Vulcan Materials Co.	9,142	1,542,713

		2,400,882

Consumer Finance—0.4%
Ally Financial, Inc.	5,159	233,238
American Express Co.	22,508	3,183,532
Capital One Financial Corp.	8,202	1,043,540
Credit Saison Co., Ltd. (b)	3,200	38,278
Discover Financial Services	6,951	660,276
Synchrony Financial	5,965	242,537

		5,401,401

Containers & Packaging—0.3%
AptarGroup, Inc.	458	64,885
Avery Dennison Corp.	704	129,290
Ball Corp.	16,994	1,440,072
Berry Global Group, Inc. (a)	1,569	96,337
Crown Holdings, Inc.	1,291	125,279
International Paper Co.	28,438	1,537,643
Mayr Melnhof Karton AG (a)	177	36,410
Sealed Air Corp. (b)	23,186	1,062,382
Smurfit Kappa Group plc	6,514	306,851
Toyo Seikan Group Holdings, Ltd.	5,500	65,678
Vidrala S.A.	342	37,575
WestRock Co.	2,410	125,440

		5,027,842

Distributors—0.0%
Pool Corp.	743	256,513

Diversified Consumer Services—0.0%
frontdoor, Inc. (a)	2,355	126,581
H&R Block, Inc.	8,832	192,538

		319,119

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a) (b)	9,529	2,434,374
Equitable Holdings, Inc.	5,915	192,947
EXOR NV	1,240	104,990
Great-West Lifeco, Inc.	2,280	60,669
M&G plc	28,156	80,521
ORIX Corp.	11,700	198,119
Zenkoku Hosho Co., Ltd.	2,600	119,744

		3,191,364

Diversified Telecommunication Services—0.5%
AT&T, Inc.	59,337	1,796,131
BCE, Inc.	10,016	452,143
BT Group plc (a)	99,012	211,350
Deutsche Telekom AG	25,822	519,975
Gamma Communications plc	2,311	52,242
Liberty Global plc - Class A (a)	10,222	262,296
Nippon Telegraph & Telephone Corp.	7,600	195,601

BHFTI-324

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Orange S.A.	15,704	$193,307
PCCW, Ltd.	887,000	500,008
Spark New Zealand, Ltd.	113,354	354,309
Telecom Italia S.p.A.	549,020	298,062
Telenor ASA	9,574	168,577
Verizon Communications, Inc.	46,786	2,720,606

		7,724,607

Electric Utilities—0.5%
Avangrid, Inc.	1,980	98,624
Chubu Electric Power Co., Inc.	5,100	65,831
Duke Energy Corp.	3,664	353,686
Edison International	3,227	189,102
Enel S.p.A.	70,986	709,257
Evergy, Inc.	9,960	592,919
Eversource Energy	5,131	444,293
Exelon Corp.	9,892	432,676
Iberdrola S.A.	51,342	661,928
NextEra Energy, Inc.	40,556	3,066,439
Orsted A/S	2,860	462,705
Red Electrica Corp. S.A.	5,945	105,320
Southern Co. (The)	9,275	576,534
Verbund AG	1,331	96,800

		7,856,114

Electrical Equipment—0.4%
ABB, Ltd.	23,889	726,576
Ballard Power Systems, Inc.	7,305	178,164
Eaton Corp. plc	5,666	783,495
Emerson Electric Co.	9,503	857,361
EnerSys	519	47,125
Generac Holdings, Inc. (a)	1,856	607,747
GS Yuasa Corp.	1,900	51,848
Legrand S.A.	3,965	368,904
Nidec Corp.	4,000	488,621
Prysmian S.p.A.	6,881	224,047
Siemens Energy AG (a)	2,798	100,444
Signify NV (a)	4,329	223,239
Somfy S.A.	320	53,523
Varta AG (a)	720	105,781
Vertiv Holdings Co.	21,751	435,020
Vestas Wind Systems A/S	3,280	675,050
Voltronic Power Technology Corp.	2,150	83,768
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	27,200	51,407

		6,062,120

Electronic Equipment, Instruments & Components—0.4%
AU Optronics Corp. (a)	104,000	77,595
Cognex Corp.	2,676	222,081
Corning, Inc.	15,004	652,824
Hitachi, Ltd.	10,500	476,978
Keyence Corp.	2,000	912,893
Keysight Technologies, Inc. (a)	1,949	279,487
Murata Manufacturing Co., Ltd.	6,000	483,754
Nippon Electric Glass Co., Ltd.	2,900	67,467

Electronic Equipment, Instruments & Components—(Continued)
Trimble, Inc. (a)	18,878	1,468,520
Vontier Corp. (a)	4,345	131,523
Yokogawa Electric Corp.	18,200	336,856
Zebra Technologies Corp. - Class A (a)	2,971	1,441,470

		6,551,448

Energy Equipment & Services—0.1%
Cactus, Inc. - Class A	2,400	73,488
Schlumberger NV	50,842	1,382,394
Subsea 7 S.A. (a)	7,352	73,861

		1,529,743

Entertainment—0.8%
Activision Blizzard, Inc.	29,988	2,788,884
Capcom Co., Ltd.	6,800	221,702
Electronic Arts, Inc.	3,652	494,371
International Games System Co., Ltd.	2,000	53,637
Kahoot ASA (a)	3,178	35,634
Koei Tecmo Holdings Co., Ltd.	1,560	70,297
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	7,238	313,333
NCSoft Corp.	154	119,173
NetEase, Inc.	1,150	118,749
Netflix, Inc. (a)	5,642	2,943,206
Nexon Co., Ltd.	5,100	165,830
Nintendo Co., Ltd.	1,400	783,646
Square Enix Holdings Co., Ltd.	1,100	61,208
Stillfront Group AB (a)	6,379	58,975
Take-Two Interactive Software, Inc. (a)	2,840	501,828
Walt Disney Co. (The) (a)	14,988	2,765,586
Zynga, Inc. - Class A (a)	10,956	111,861

		11,607,920

Equity Real Estate Investment Trusts—0.5%
American Tower Corp.	2,706	646,896
Crown Castle International Corp.	3,368	579,734
Daiwa House REIT Investment Corp.	301	809,370
Digital Realty Trust, Inc.	1,953	275,060
Equinix, Inc.	586	398,240
Equity LifeStyle Properties, Inc.	9,287	591,025
Klepierre S.A.	4,289	99,906
Orix JREIT, Inc.	310	540,158
Prologis, Inc.	5,645	598,370
Public Storage	1,589	392,102
SBA Communications Corp.	992	275,330
Simon Property Group, Inc. (b)	9,902	1,126,550
Ventas, Inc.	4,609	245,844
Vicinity Centres	36,519	46,010
Welltower, Inc.	5,492	393,392
Weyerhaeuser Co.	12,672	451,123

		7,469,110

Food & Staples Retailing—0.4%
Costco Wholesale Corp.	10,094	3,557,933
J Sainsbury plc	15,501	51,832
Koninklijke Ahold Delhaize NV	12,732	354,638

BHFTI-325

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Kroger Co. (The)	5,666	$203,919
Seven & i Holdings Co., Ltd.	8,800	355,628
Sysco Corp.	4,234	333,385
Walgreens Boots Alliance, Inc.	5,422	297,668
Walmart, Inc.	6,876	933,967
Woolworths Group, Ltd.	8,626	268,478

		6,357,448

Food Products—0.4%
Bunge, Ltd.	1,234	97,819
Conagra Brands, Inc.	4,462	167,771
Danone S.A.	6,211	426,164
Darling Ingredients, Inc. (a)	910	66,958
General Mills, Inc.	7,189	440,830
Hershey Co. (The)	2,865	453,128
Kraft Heinz Co. (The)	5,308	212,320
Mondelez International, Inc. - Class A (b)	9,924	580,852
Nestle S.A.	34,040	3,793,939

		6,239,781

Gas Utilities—0.0%
Hong Kong & China Gas Co., Ltd.	234,150	370,715
Italgas S.p.A.	5,108	33,220
National Fuel Gas Co.	1,554	77,684

		481,619

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	28,956	3,470,087
Align Technology, Inc. (a)	941	509,580
Ambu A/S - Class B	1,164	54,674
Baxter International, Inc.	3,917	330,360
Becton Dickinson & Co.	2,067	502,591
Boston Scientific Corp. (a)	12,084	467,047
Danaher Corp.	11,762	2,647,391
DexCom, Inc. (a)	2,732	981,853
DiaSorin S.p.A.	514	82,427
Edwards Lifesciences Corp. (a)	18,885	1,579,541
GN Store Nord A/S	1,573	123,986
Hill-Rom Holdings, Inc.	2,174	240,184
Hoya Corp.	4,700	553,570
IDEXX Laboratories, Inc. (a)	2,855	1,396,980
Intuitive Surgical, Inc. (a)	1,015	750,024
Koninklijke Philips NV (a)	7,780	444,187
Medtronic plc	8,008	945,985
Olympus Corp. (b)	9,600	199,146
Quidel Corp. (a) (b)	411	52,579
ResMed, Inc.	1,342	260,375
STAAR Surgical Co. (a)	297	31,307
STERIS plc	1,227	233,719
Stryker Corp.	3,919	954,590
Sysmex Corp.	2,400	259,310
West Pharmaceutical Services, Inc.	1,653	465,782
Zimmer Biomet Holdings, Inc.	4,283	685,623

		18,222,898

Health Care Providers & Services—0.8%
AdaptHealth Corp. (a)	2,393	87,967
Anthem, Inc.	1,612	578,627
Centene Corp. (a)	4,597	293,794
Chemed Corp.	271	124,611
Cigna Corp.	2,484	600,482
CVS Health Corp.	7,530	566,482
HCA Healthcare, Inc.	12,708	2,393,425
Humana, Inc. (b)	949	397,868
McKesson Corp.	1,393	271,691
UnitedHealth Group, Inc.	18,870	7,020,961

		12,335,908

Health Care Technology—0.1%
Cerner Corp.	3,685	264,878
Inovalon Holdings, Inc. - Class A (a)	2,633	75,778
M3, Inc.	3,000	206,219
Medley, Inc. (a)	1,100	44,169
Simulations Plus, Inc. (b)	706	44,647
Veeva Systems, Inc. - Class A (a)	1,988	519,345

		1,155,036

Hotels, Restaurants & Leisure—0.6%
Aristocrat Leisure, Ltd.	16,820	440,429
Brinker International, Inc.	1,432	101,758
Chipotle Mexican Grill, Inc. (a)	242	343,838
Compass Group plc (a)	13,620	274,529
DraftKings, Inc. - Class A (a) (b)	12,412	761,228
Evolution Gaming Group AB	1,887	277,948
Galaxy Entertainment Group, Ltd. (a)	38,000	343,685
Gamesys Group plc	1,877	50,037
Hilton Grand Vacations, Inc. (a)	1,570	58,859
Kindred Group plc (a)	4,313	75,817
Las Vegas Sands Corp.	4,211	255,860
Marriott International, Inc. - Class A (a) (b)	3,604	533,789
McDonald’s Corp.	8,708	1,951,811
Oriental Land Co., Ltd.	2,300	346,551
Starbucks Corp.	8,016	875,908
Travel and Leisure Co.	1,225	74,921
Wyndham Hotels & Resorts, Inc.	24,083	1,680,512
Yum! Brands, Inc.	3,332	360,456

		8,807,936

Household Durables—0.5%
Century Communities, Inc. (a)	1,207	72,806
DR Horton, Inc.	8,009	713,762
Garmin, Ltd.	2,816	371,290
JS Global Lifestyle Co., Ltd.	21,500	58,379
Lennar Corp. - Class A	5,099	516,172
LG Electronics, Inc.	692	92,214
Man Wah Holdings, Ltd.	27,600	57,640
MDC Holdings, Inc.	2,106	125,096
Meritage Homes Corp. (a)	1,113	102,307
Nikon Corp.	11,400	106,992
NVR, Inc. (a)	280	1,319,060
PulteGroup, Inc.	3,249	170,377

BHFTI-326

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Sekisui Chemical Co., Ltd.	34,700	$668,860
Sony Corp.	10,100	1,063,343
Toll Brothers, Inc.	3,216	182,444
TopBuild Corp. (a)	5,029	1,053,223
Vistry Group plc	8,678	130,672
Whirlpool Corp.	800	176,280

		6,980,917

Household Products—0.7%
Church & Dwight Co., Inc.	3,243	283,276
Clorox Co. (The)	2,577	497,052
Colgate-Palmolive Co.	19,351	1,525,439
Essity AB - Class B (b)	29,208	922,796
Kimberly-Clark Corp.	10,377	1,442,922
Procter & Gamble Co. (The)	38,039	5,151,622
Reckitt Benckiser Group plc	12,374	1,108,597
Reynolds Consumer Products, Inc.	1,805	53,753

		10,985,457

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	3,650	97,857
Energy Absolute PCL (NVDR)	30,700	61,089
TransAlta Renewables, Inc.	2,399	39,267

		198,213

Industrial Conglomerates—0.5%
3M Co.	14,268	2,749,158
CK Hutchison Holdings, Ltd.	22,500	179,529
General Electric Co.	50,624	664,693
Honeywell International, Inc.	11,173	2,425,323
LG Corp.	870	69,775
Roper Technologies, Inc.	2,390	963,983
Siemens AG	7,025	1,153,654
Toshiba Corp.	2,400	81,314

		8,287,429

Insurance—0.8%
Aegon NV	15,746	74,686
Aflac, Inc.	4,386	224,475
Ageas SA	1,692	102,210
AIA Group, Ltd.	84,800	1,031,635
Allianz SE	3,881	988,026
Allstate Corp. (The)	1,811	208,084
American International Group, Inc. (b)	13,788	637,144
Aon plc - Class A	2,630	605,189
ASR Nederland NV	5,219	233,594
Assicurazioni Generali S.p.A. (a)	5,871	117,819
Assured Guaranty, Ltd.	3,201	135,338
Aviva plc	27,200	153,125
AXA S.A.	27,102	726,625
Brown & Brown, Inc.	2,149	98,231
Chubb, Ltd.	3,599	568,534
CNP Assurances (a)	2,629	49,993
Direct Line Insurance Group plc	15,729	67,904
Everest Re Group, Ltd.	558	138,278

Insurance—(Continued)
First American Financial Corp.	2,014	114,093
Hartford Financial Services Group, Inc. (The)	2,069	138,189
Legal & General Group plc	95,460	366,745
Lincoln National Corp.	4,067	253,252
Manulife Financial Corp.	42,932	923,412
Marsh & McLennan Cos., Inc.	9,686	1,179,755
Muenchener Rueckversicherungs-Gesellschaft AG	946	291,373
NN Group NV	4,819	235,355
Principal Financial Group, Inc. (b)	4,916	294,763
Progressive Corp. (The)	4,503	430,532
Prudential Financial, Inc.	2,969	270,476
Prudential plc	21,257	450,638
RenaissanceRe Holdings, Ltd.	941	150,795
Sun Life Financial, Inc.	6,356	321,214
Unum Group	7,667	213,373
Willis Towers Watson plc	931	213,087
Zurich Insurance Group AG	1,797	766,287

		12,774,229

Interactive Media & Services—2.1%
Alphabet, Inc. - Class A (a)	4,956	10,221,849
Alphabet, Inc. - Class C (a)	4,540	9,391,580
Auto Trader Group plc (a)	13,306	101,727
Facebook, Inc. - Class A (a)	31,795	9,364,581
IAC/InterActiveCorp. (a)	1,233	266,710
Match Group, Inc. (a)	6,582	904,235
REA Group, Ltd.	518	55,921
Rightmove plc (a)	5,807	46,616
Snap, Inc. - Class A (a) (b)	8,827	461,564
Tencent Holdings, Ltd.	2,800	220,744
Twitter, Inc. (a)	9,454	601,558

		31,637,085

Internet & Direct Marketing Retail—1.5%
Alibaba Group Holding, Ltd. (ADR) (a)	978	221,742
Amazon.com, Inc. (a)	5,563	17,212,367
Booking Holdings, Inc. (a)	1,311	3,054,420
eBay, Inc.	16,795	1,028,526
Etsy, Inc. (a)	815	164,361
HelloFresh SE (a)	1,092	81,484
Just Eat Takeaway (a)	1,692	156,397
Magnite, Inc. (a)	1,207	50,223
MercadoLibre, Inc. (a)	267	393,061
Mercari, Inc. (a)	1,700	77,516
Prosus NV (a)	8,055	898,055
Revolve Group, Inc. (a)	1,575	70,765
ZOZO, Inc.	2,100	62,197

		23,471,114

IT Services—1.9%
Accenture plc - Class A	11,476	3,170,245
Amadeus IT Group S.A. (a)	3,798	268,847
Amdocs, Ltd.	5,498	385,685
Automatic Data Processing, Inc.	4,809	906,352
Broadridge Financial Solutions, Inc.	1,417	216,943

BHFTI-327

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A	6,894	$538,559
EPAM Systems, Inc. (a)	1,425	565,283
EVERTEC, Inc.	1,022	38,039
Fidelity National Information Services, Inc.	5,589	785,869
Fiserv, Inc. (a)	4,272	508,539
Fujitsu, Ltd.	2,000	290,287
Global Payments, Inc.	4,018	809,948
Infosys, Ltd. (ADR)	6,826	127,783
International Business Machines Corp. (b)	9,392	1,251,578
Jack Henry & Associates, Inc.	899	136,396
MasterCard, Inc. - Class A	13,692	4,875,037
Okta, Inc. (a)	2,047	451,220
Paychex, Inc.	2,676	262,301
PayPal Holdings, Inc. (a) (b)	13,082	3,176,833
Shopify, Inc. - Class A (a)	964	1,064,281
Square, Inc. - Class A (a)	6,336	1,438,589
Twilio, Inc. - Class A (a)	1,071	364,954
VeriSign, Inc. (a)	1,535	305,097
Visa, Inc. - A Shares (b)	34,285	7,259,163
Western Union Co. (The)	13,363	329,532

		29,527,360

Leisure Products—0.0%
Brunswick Corp.	1,705	162,606
Malibu Boats, Inc. - Class A (a)	983	78,326
MIPS AB	1,142	81,720
YETI Holdings, Inc. (a) (b)	2,097	151,424

		474,076

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	4,455	566,409
Bio-Techne Corp.	176	67,220
Illumina, Inc. (a)	907	348,342
IQVIA Holdings, Inc. (a)	1,564	302,071
Lonza Group AG	540	301,789
Sartorius Stedim Biotech	369	151,967
Thermo Fisher Scientific, Inc.	6,577	3,001,611
Waters Corp. (a)	401	113,952

		4,853,361

Machinery—0.9%
AGCO Corp.	1,248	179,275
Allison Transmission Holdings, Inc.	4,331	176,835
Atlas Copco AB - A Shares	12,776	777,886
Caterpillar, Inc.	3,596	833,805
Chart Industries, Inc. (a) (b)	653	92,955
Deere & Co.	11,784	4,408,866
Epiroc AB - Class A	9,401	212,960
FANUC Corp.	2,100	499,769
Graco, Inc.	2,434	174,323
IDEX Corp.	1,484	310,631
Illinois Tool Works, Inc.	5,502	1,218,803
KION Group AG	1,594	157,409
Komatsu, Ltd.	23,000	710,577
Meritor, Inc. (a)	2,410	70,902

Machinery—(Continued)
Otis Worldwide Corp.	14,109	965,761
Parker-Hannifin Corp.	7,878	2,484,958
SMC Corp.	600	350,072
Toro Co. (The)	2,882	297,249
Volvo AB - B Shares (a)	16,501	417,511

		14,340,547

Marine—0.0%
Mitsui OSK Lines, Ltd. (b)	3,400	119,813
Nippon Yusen KK	4,300	147,545

		267,358

Media—0.6%
AMC Networks, Inc. - Class A (a)	1,067	56,722
Charter Communications, Inc. - Class A (a)	3,351	2,067,634
Cogeco Communications, Inc.	500	46,948
Comcast Corp. - Class A	72,827	3,940,669
Discovery, Inc. - Class A (a)	9,668	420,171
Eutelsat Communications S.A.	5,757	70,072
Gray Television, Inc.	2,531	46,570
iHeartMedia, Inc. - Class A (a)	2,118	38,442
Interpublic Group of Cos., Inc. (The)	3,180	92,856
ITV plc (a)	100,335	166,176
Liberty Broadband Corp. - Class C (a)	3,309	496,846
Mediaset Espana Comunicacion S.A. (a)	31,263	185,708
Metropole Television S.A. (a)	4,087	87,336
Nexstar Media Group, Inc. - Class A	1,178	165,426
Omnicom Group, Inc.	7,277	539,590
Publicis Groupe S.A.	2,516	153,588
Quebecor, Inc. - Class B	2,496	67,013
TechTarget, Inc. (a) (b)	608	42,226
TEGNA, Inc.	6,920	130,304
WPP plc	11,536	146,457

		8,960,754

Metals & Mining—1.0%
Agnico Eagle Mines, Ltd.	4,721	272,922
Alamos Gold, Inc. - Class A	7,654	59,809
AMG Advanced Metallurgical Group NV	1,208	48,513
Anglo American Platinum, Ltd.	857	125,587
Anglo American plc	13,329	522,246
AngloGold Ashanti, Ltd.	8,161	178,452
ArcelorMittal S.A. (a)	4,619	134,038
Arconic Corp. (a)	2,065	52,430
Argonaut Gold, Inc. (a)	45,200	82,725
B2Gold Corp.	39,932	171,904
Barrick Gold Corp.	52,197	1,035,467
BHP Group, Ltd.	45,718	1,581,441
Boliden AB	2,560	94,848
Centamin plc	21,199	30,400
Centerra Gold, Inc.	11,140	98,573
Coeur Mining, Inc. (a)	4,706	42,495
Eldorado Gold Corp. (a)	3,404	36,784
Endeavour Mining Corp.	12,229	246,487
Equinox Gold Corp. (a)	8,060	64,265

BHFTI-328

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Evolution Mining, Ltd.	31,454	$98,518
First Quantum Minerals, Ltd.	7,355	140,170
Fortescue Metals Group, Ltd.	7,872	120,174
Fortuna Silver Mines, Inc. (a) (b)	7,067	45,831
Franco-Nevada Corp.	1,610	201,766
Freeport-McMoRan, Inc. (a)	42,253	1,391,391
Fresnillo plc	3,615	43,079
Glencore plc (a)	96,443	377,862
Gold Fields, Ltd.	16,976	160,002
Harmony Gold Mining Co., Ltd. (a)	10,013	42,543
IAMGOLD Corp. (a)	27,428	81,627
Iluka Resources, Ltd.	11,514	63,379
Impala Platinum Holdings, Ltd.	9,033	167,397
JFE Holdings, Inc.	10,300	126,602
KGHM Polska Miedz S.A. (a)	1,020	49,091
Kinross Gold Corp.	43,154	287,419
Kirkland Lake Gold, Ltd.	11,343	383,064
Kobe Steel, Ltd. (a)	9,500	64,111
Lundin Mining Corp.	12,305	126,604
Lynas Rare Earths, Ltd. (a)	38,056	179,528
MMC Norilsk Nickel PJSC (ADR)	2,541	79,508
Newcrest Mining, Ltd.	16,000	299,478
Newmont Corp.	23,493	1,415,923
Nippon Steel Corp.	7,700	131,126
Northam Platinum, Ltd. (a)	5,255	91,652
Northern Star Resources, Ltd.	22,142	161,679
OceanaGold Corp. (a)	13,721	20,417
OZ Minerals, Ltd.	2,585	44,797
Perseus Mining, Ltd. (a)	96,858	79,777
Petropavlovsk plc (a) (b)	59,349	19,498
Polymetal International plc	11,847	231,879
Pretium Resources, Inc. (a)	8,968	93,055
Regis Resources, Ltd.	9,183	20,377
Resolute Mining, Ltd. (a)	21,327	7,192
Rio Tinto plc	17,906	1,369,842
Rio Tinto, Ltd.	5,032	425,574
SSR Mining, Inc.	13,371	191,197
St. Barbara, Ltd.	13,732	20,641
Steel Dynamics, Inc. (b)	11,645	591,100
Teck Resources, Ltd. - Class B	7,500	143,650
Torex Gold Resources, Inc. (a)	5,149	65,023
Yamana Gold, Inc.	18,753	81,476
Zhaojin Mining Industry Co., Ltd. - Class H	20,500	18,700

		14,633,105

Multi-Utilities—0.2%
Centrica plc (a)	127,903	95,502
Dominion Energy, Inc.	8,821	670,043
E.ON SE	24,904	289,792
Engie S.A. (a)	17,367	246,606
National Grid plc	35,240	420,283
RWE AG	9,318	365,054
Sempra Energy	4,031	534,430
WEC Energy Group, Inc.	1,918	179,505

		2,801,215

Multiline Retail—0.2%
Dollar General Corp.	1,788	362,285
Dollar Tree, Inc. (a) (b)	2,129	243,685
Dollarama, Inc.	10,558	466,444
Target Corp.	4,171	826,150
Wesfarmers, Ltd.	17,161	688,289

		2,586,853

Oil, Gas & Consumable Fuels—1.3%
Advantage Oil & Gas, Ltd. (a)	27,900	52,616
Aker BP ASA	2,445	69,452
Antero Midstream Corp.	3,853	34,793
Antero Resources Corp. (a)	6,843	69,799
Beach Energy, Ltd.	96,174	125,072
Berry Corp.	12,365	68,131
Bonanza Creek Energy, Inc. (a)	4,913	175,541
BP plc	209,059	848,186
Cabot Oil & Gas Corp.	6,044	113,506
Canadian Natural Resources, Ltd.	11,746	363,119
Chevron Corp.	10,921	1,144,412
Cimarex Energy Co.	1,582	93,955
CNX Resources Corp. (a)	16,753	246,269
ConocoPhillips	67,918	3,597,616
Devon Energy Corp.	8,682	189,702
Diamondback Energy, Inc.	1,198	88,041
Enbridge, Inc.	13,201	480,896
Enerplus Corp.	7,795	39,139
EOG Resources, Inc.	9,366	679,316
EQT Corp. (a) (b)	7,712	143,289
Equinor ASA	29,855	583,022
Exxon Mobil Corp.	24,182	1,350,081
Gulf Keystone Petroleum, Ltd. (a)	61,899	152,440
Hess Corp.	4,872	344,743
Hess Midstream L.P. - Class A	246	5,515
Imperial Oil, Ltd.	5,547	134,360
Inpex Corp.	33,100	225,878
International Seaways, Inc.	1,912	37,055
Japan Petroleum Exploration Co., Ltd. (b)	5,800	107,567
Keyera Corp.	10,427	216,721
Kinder Morgan, Inc.	20,478	340,959
Lukoil PJSC (ADR)	969	78,286
Lundin Energy AB	6,390	200,806
Magnolia Oil & Gas Corp. - Class A (a)	7,477	85,836
Marathon Oil Corp.	3,610	38,555
Marathon Petroleum Corp.	6,212	332,280
Matador Resources Co.	6,804	159,554
MEG Energy Corp. (a)	10,199	52,914
Murphy Oil Corp.	4,386	71,974
Neste Oyj	7,622	404,278
Nordic American Tankers, Ltd. (b)	5,118	16,633
OMV AG	3,972	201,483
Ovintiv, Inc.	3,005	71,579
Parex Resources, Inc. (a)	7,513	133,975
PDC Energy, Inc. (a)	3,982	136,981
Phillips 66	3,386	276,094
Pioneer Natural Resources Co.	1,319	209,484
Plains GP Holdings L.P. - Class A	5,418	50,929

BHFTI-329

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp. (a)	20,127	$207,912
Renewable Energy Group, Inc. (a)	1,119	73,899
Repsol S.A.	19,671	243,422
Royal Dutch Shell plc - A Shares	25,267	491,894
Royal Dutch Shell plc - A Shares	10,067	197,456
Royal Dutch Shell plc - B Shares	67,830	1,247,597
Southwestern Energy Co. (a) (b)	14,067	65,412
Suncor Energy, Inc.	16,226	339,188
TC Energy Corp.	8,559	392,364
TOTAL SE	26,858	1,250,879
Tourmaline Oil Corp.	6,256	119,077
Valero Energy Corp.	3,483	249,383
VERBIO Vereinigte BioEnergie AG	3,472	149,430
Woodside Petroleum, Ltd.	22,480	409,225

		20,079,970

Paper & Forest Products—0.0%
Louisiana-Pacific Corp.	2,843	157,673
UPM-Kymmene Oyj	8,491	304,968
West Fraser Timber Co., Ltd.	2,616	188,201

		650,842

Personal Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A	4,134	1,202,374
Kao Corp.	5,400	357,727
L’Oreal S.A.	2,030	778,093
Medifast, Inc.	807	170,939
Shiseido Co., Ltd.	4,000	269,458
Unilever plc	38,723	2,160,993

		4,939,584

Pharmaceuticals—2.3%
Astellas Pharma, Inc.	57,900	893,986
AstraZeneca plc	19,300	1,924,591
Bayer AG	6,453	408,350
Bristol-Myers Squibb Co.	30,528	1,927,233
Chugai Pharmaceutical Co., Ltd.	5,400	219,767
Daiichi Sankyo Co., Ltd. (b)	12,000	350,758
Eisai Co., Ltd.	2,100	141,075
Eli Lilly and Co.	16,933	3,163,423
GlaxoSmithKline plc	84,745	1,504,236
Hisamitsu Pharmaceutical Co., Inc.	6,900	450,966
Horizon Therapeutics plc (a)	3,906	359,508
Ipsen S.A.	1,449	124,316
Jazz Pharmaceuticals plc (a)	1,460	239,980
Johnson & Johnson	44,171	7,259,504
Merck & Co., Inc.	45,065	3,474,061
Novartis AG	28,939	2,472,051
Novo Nordisk A/S - Class B	20,158	1,361,308
Ono Pharmaceutical Co., Ltd.	14,600	382,417
Pfizer, Inc.	76,081	2,756,415
Roche Holding AG	8,560	2,766,931
Sanofi	19,657	1,942,857
Takeda Pharmaceutical Co., Ltd.	11,400	411,917
Viatris, Inc. (a)	25,123	350,968

Pharmaceuticals—(Continued)
Zoetis, Inc.	3,405	536,219

		35,422,837

Professional Services—0.2%
BayCurrent Consulting, Inc.	900	206,467
CoStar Group, Inc. (a)	370	304,099
Experian plc	11,842	407,938
Intertrust NV (a)	2,028	33,642
Nihon M&A Center, Inc.	4,200	114,043
Recruit Holdings Co., Ltd.	11,700	574,149
RELX plc	38,276	960,224
RWS Holdings plc	6,333	53,179
Verisk Analytics, Inc.	2,578	455,507
Wolters Kluwer NV	4,119	358,058

		3,467,306

Real Estate Management & Development—0.2%
City Developments, Ltd.	6,600	39,235
CK Asset Holdings, Ltd.	92,500	562,268
Deutsche Wohnen SE	5,152	240,335
eXp World Holdings, Inc. (a) (b)	918	41,815
Henderson Land Development Co., Ltd.	17,000	76,423
Hongkong Land Holdings, Ltd.	19,600	96,349
Mitsui Fudosan Co., Ltd.	12,500	285,329
Newmark Group, Inc. - Class A	8,598	86,023
Real Matters, Inc. (a)	3,661	41,659
Sino Land Co., Ltd.	40,000	55,783
Sun Hung Kai Properties, Ltd.	13,500	204,783
Swire Pacific, Ltd. - Class A	13,500	101,572
Swire Properties, Ltd.	28,000	86,671
Vonovia SE	4,443	290,208
Wharf Real Estate Investment Co., Ltd.	28,000	157,281

		2,365,734

Road & Rail—0.5%
Canadian National Railway Co.	12,002	1,392,832
Canadian Pacific Railway, Ltd.	2,321	886,512
CSX Corp.	6,029	581,316
J.B. Hunt Transport Services, Inc.	603	101,346
Landstar System, Inc.	301	49,683
Norfolk Southern Corp.	2,209	593,161
Odakyu Electric Railway Co., Ltd. (b)	10,600	290,470
Old Dominion Freight Line, Inc.	500	120,205
TFI International, Inc.	597	44,750
Uber Technologies, Inc. (a)	6,427	350,336
Union Pacific Corp.	13,344	2,941,151
Werner Enterprises, Inc.	1,740	82,076

		7,433,838

Semiconductors & Semiconductor Equipment—2.2%
ACM Research, Inc. - Class A (a)	515	41,607
Advanced Micro Devices, Inc. (a)	8,781	689,309
Advantest Corp.	1,500	132,915
Amkor Technology, Inc. (b)	1,825	43,271
Analog Devices, Inc.	3,494	541,850

BHFTI-330

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Applied Materials, Inc.	10,063	$1,344,417
ASM International NV	143	41,844
ASML Holding NV	4,578	2,792,300
BE Semiconductor Industries NV	2,034	171,329
Broadcom, Inc.	4,143	1,920,943
Brooks Automation, Inc.	1,459	119,127
Canadian Solar, Inc. (a) (b)	869	43,128
Cohu, Inc.	892	37,321
Daqo New Energy Corp. (ADR) (a) (b)	2,535	191,393
Disco Corp.	200	63,366
Enphase Energy, Inc. (a)	928	150,485
Entegris, Inc.	612	68,422
First Solar, Inc. (a) (b)	18,641	1,627,359
Flat Glass Group Co., Ltd. (b)	41,000	126,144
Infineon Technologies AG	12,229	518,636
Intel Corp. (b)	41,615	2,663,360
KLA Corp.	2,100	693,840
Kulicke & Soffa Industries, Inc.	1,668	81,915
Lam Research Corp.	5,076	3,021,438
Lasertec Corp.	1,200	159,711
Marvell Technology Group, Ltd.	6,259	306,566
MaxLinear, Inc. (a)	1,569	53,472
Microchip Technology, Inc.	2,834	439,894
Micron Technology, Inc. (a)	31,230	2,754,798
Monolithic Power Systems, Inc.	276	97,486
Nordic Semiconductor ASA (a)	1,768	31,697
NVIDIA Corp.	7,247	3,869,391
NXP Semiconductors NV	2,820	567,779
Parade Technologies, Ltd.	4,000	173,594
Power Integrations, Inc.	714	58,177
Qorvo, Inc. (a)	4,692	857,228
QUALCOMM, Inc.	12,153	1,611,366
SK Hynix, Inc.	877	103,273
Skyworks Solutions, Inc.	2,141	392,831
Soitec (a)	258	52,754
SolarEdge Technologies, Inc. (a)	440	126,474
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	657	77,710
Teradyne, Inc.	908	110,485
Texas Instruments, Inc.	21,570	4,076,514
Tokyo Electron, Ltd.	1,700	727,852
Ultra Clean Holdings, Inc. (a)	1,249	72,492
Universal Display Corp.	660	156,268
Xilinx, Inc. (b)	2,328	288,439
Xinyi Solar Holdings, Ltd.	76,000	127,393

		34,419,363

Software—2.8%
Adobe, Inc. (a) (b)	9,187	4,367,224
ANSYS, Inc. (a)	600	203,736
Autodesk, Inc. (a)	3,040	842,536
Avaya Holdings Corp. (a)	1,851	51,883
Blackberry, Ltd. (a)	9,574	80,298
Cadence Design Systems, Inc. (a)	2,946	403,573
Check Point Software Technologies, Ltd. (a)	6,197	693,878
Constellation Software, Inc.	230	321,206
Crowdstrike Holdings, Inc. - Class A (a)	815	148,746

Software—(Continued)
Digital Turbine, Inc. (a)	1,657	133,156
DocuSign, Inc. (a)	2,282	461,991
Dynatrace, Inc. (a)	1,399	67,488
Five9, Inc. (a)	173	27,045
Fortinet, Inc. (a)	1,100	202,862
Intuit, Inc.	6,415	2,457,330
j2 Global, Inc. (a) (b)	587	70,358
Microsoft Corp.	96,802	22,823,008
Netcompany Group A/S	1,964	187,032
Nice, Ltd. (ADR) (a)	1,068	232,792
NortonLifeLock, Inc.	9,199	195,571
Oracle Corp.	29,879	2,096,609
Oracle Corp. Japan	1,000	98,298
Palo Alto Networks, Inc. (a)	1,525	491,141
Paycom Software, Inc. (a)	263	97,326
Proofpoint, Inc. (a)	395	49,687
RingCentral, Inc. - Class A (a)	739	220,133
Sage Group plc (The)	5,724	48,368
Salesforce.com, Inc. (a)	11,452	2,426,335
SAP SE	6,339	776,363
ServiceNow, Inc. (a)	1,316	658,145
SimCorp A/S	539	66,716
Sinch AB (a)	204	35,875
Splunk, Inc. (a)	1,455	197,123
SS&C Technologies Holdings, Inc.	4,036	281,995
TeamViewer AG (a)	2,588	110,583
Trade Desk, Inc. (The) - Class A (a)	447	291,292
WiseTech Global, Ltd.	2,776	62,008
Workday, Inc. - Class A (a)	2,098	521,206
Xero, Ltd. (a)	713	69,184
Zoom Video Communications, Inc. - Class A (a)	1,060	340,567
Zscaler, Inc. (a)	565	96,994

		43,007,661

Specialty Retail—0.9%
AutoZone, Inc. (a)	641	900,156
Fast Retailing Co., Ltd.	600	480,099
Floor & Decor Holdings, Inc. - Class A (a)	11,348	1,083,507
Foot Locker, Inc.	2,947	165,769
Group 1 Automotive, Inc.	385	60,749
H & M Hennes & Mauritz AB - B Shares (a)	6,358	142,980
Hibbett Sports, Inc. (a)	630	43,401
Home Depot, Inc. (The)	15,935	4,864,159
Industria de Diseno Textil S.A	12,058	397,468
Lithia Motors, Inc. - Class A	109	42,520
Lowe’s Cos., Inc.	6,889	1,310,150
O’Reilly Automotive, Inc. (a)	3,030	1,536,968
Ross Stores, Inc.	3,388	406,255
Signet Jewelers, Ltd. (a)	1,769	102,567
TJX Cos., Inc. (The)	9,719	642,912
Tractor Supply Co.	4,739	839,182
Workman Co., Ltd. (b)	800	57,382

		13,076,224

BHFTI-331

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	193,453	$23,630,284
Hewlett Packard Enterprise Co.	15,808	248,818
HP, Inc.	25,428	807,339
Logitech International S.A.	3,618	379,223
Western Digital Corp.	3,904	260,592

		25,326,256

Textiles, Apparel & Luxury Goods—0.7%
Adidas AG (a)	1,245	388,636
Cie Financiere Richemont S.A. - Class A	6,211	596,416
Deckers Outdoor Corp. (a)	3,052	1,008,442
EssilorLuxottica S.A.	2,871	467,587
Hanesbrands, Inc. (b)	7,897	155,334
Kering S.A.	623	430,158
lululemon athletica, Inc. (a)	3,139	962,763
LVMH Moet Hennessy Louis Vuitton SE	3,406	2,269,729
Moncler S.p.A. (a)	4,185	240,401
NIKE, Inc. - Class B	23,758	3,157,201
Pandora A/S	859	92,051
Tapestry, Inc.	1,158	47,721
VF Corp.	3,386	270,609

		10,087,048

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	2,574	122,239
MGIC Investment Corp.	10,091	139,761
Radian Group, Inc.	8,285	192,626

		454,626

Tobacco—0.4%
Altria Group, Inc.	22,539	1,153,095
British American Tobacco plc	20,838	797,035
Imperial Brands plc	19,759	406,515
Philip Morris International, Inc.	29,823	2,646,493
Scandinavian Tobacco Group A/S - Class A	5,605	107,451
Swedish Match AB	5,784	451,614

		5,562,203

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	1,105	64,908
Air Lease Corp.	1,300	63,700
Ashtead Group plc	7,834	467,440
Boise Cascade Co.	1,519	90,882
Diploma plc	4,105	144,228
Fastenal Co.	17,595	884,677
Ferguson plc	2,949	352,464
ITOCHU Corp.	10,100	328,359
Marubeni Corp. (b)	17,700	148,129
Mitsui & Co., Ltd. (b)	61,400	1,283,507
MonotaRO Co., Ltd.	4,400	119,645
Rexel S.A. (a)	5,416	107,368
Sojitz Corp.	29,500	83,126
Sumitomo Corp.	35,600	509,209
Toromont Industries, Ltd.	800	61,233
Toyota Tsusho Corp. (b)	2,900	122,555

Trading Companies & Distributors—(Continued)
Triton International, Ltd.	1,536	84,465
WESCO International, Inc. (a)	508	43,957
WW Grainger, Inc.	1,421	569,722

		5,529,574

Water Utilities—0.0%
American Water Works Co., Inc.	3,860	578,691

Wireless Telecommunication Services—0.2%
KDDI Corp. (b)	26,900	826,561
SoftBank Group Corp.	10,300	873,305
T-Mobile U.S., Inc. (a)	2,923	366,223
Vodafone Group plc	297,360	541,132

		2,607,221

Total Common Stocks (Cost $552,158,137)		640,906,020

Corporate Bonds & Notes—38.6%

Aerospace/Defense—0.6%
Boeing Co. (The) 1.433%, 02/04/24	4,385,000	4,440,673
2.196%, 02/04/26	4,301,000	4,287,663

		8,728,336

Agriculture—0.6%
Altria Group, Inc. 4.800%, 02/14/29	643,000	738,812
BAT Capital Corp. 4.390%, 08/15/37	3,506,000	3,675,771
5.282%, 04/02/50 (b)	1,627,000	1,787,856
Cargill, Inc. 0.750%, 02/02/26 (144A)	2,710,000	2,625,315

		8,827,754

Airlines—0.2%
Southwest Airlines Co. 4.750%, 05/04/23 (b)	1,193,000	1,288,077
5.250%, 05/04/25	1,149,000	1,307,353

		2,595,430

Auto Manufacturers—0.3%
General Motors Co. 6.125%, 10/01/25	3,125,000	3,674,714
General Motors Financial Co., Inc. 5.100%, 01/17/24 (b)	844,000	933,363

		4,608,077

Banks—8.9%
Banco Santander S.A. 2.706%, 06/27/24 (b)	4,600,000	4,853,716
2.749%, 12/03/30	2,200,000	2,095,554

BHFTI-332

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp. 1.898%, SOFR + 1.530%, 07/23/31 (b) (c)	6,129,000	$5,757,211
2.884%, 3M LIBOR + 1.190%, 10/22/30 (c)	12,460,000	12,809,310
Bank of Ireland Group plc 4.500%, 11/25/23 (144A) (b)	4,622,000	5,029,802
BPCE S.A. 2.277%, SOFR + 1.312%, 01/20/32 (144A) (c)	2,741,000	2,650,165
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (c)	13,626,000	13,690,400
Credit Suisse AG 0.412%, SOFR + 0.390%, 02/02/24 (b) (c)	2,267,000	2,245,917
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A)	1,000,000	968,238
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	2,281,000	2,365,345
4.550%, 04/17/26	545,000	609,725
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	2,800,000	3,016,988
Deutsche Bank AG 1.686%, 03/19/26 (b)	5,407,000	5,394,988
Goldman Sachs Group, Inc. (The) 0.433%, SOFR + 0.410%, 01/27/23 (c)	6,833,000	6,831,159
JPMorgan Chase & Co. 1.953%, SOFR + 1.065%, 02/04/32 (c)	1,902,000	1,802,643
2.950%, 10/01/26 (b)	6,709,000	7,176,068
2.956%, SOFR + 2.515%, 05/13/31 (c)	550,000	560,170
Lloyds Banking Group plc 1.326%, 1Y H15 + 1.100%, 06/15/23 (c)	2,336,000	2,358,527
2.438%, 1Y H15 + 1.000%, 02/05/26 (b) (c)	2,107,000	2,182,093
4.050%, 08/16/23	840,000	906,101
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (b) (c)	1,654,000	1,786,320
Manufacturers & Traders Trust Co. 3.400%, 08/17/27 (b)	4,596,000	5,037,995
Morgan Stanley 2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	4,465,932
4.000%, 07/23/25 (b)	6,266,000	6,953,726
Natwest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b) (c)	2,333,000	2,427,574
4.800%, 04/05/26	1,708,000	1,937,085
Santander Holdings USA, Inc. 3.500%, 06/07/24	1,742,000	1,862,594
Santander UK Group Holdings plc 1.532%, 1Y H15 + 1.250%, 08/21/26 (c)	1,154,000	1,144,377
State Street Corp. 5.625%, 3M LIBOR + 2.539%, 12/15/23 (b) (c)	1,420,000	1,492,846
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b) (c)	10,078,000	10,567,489
UBS Group AG 1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (c)	1,424,000	1,403,273
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (b) (c)	1,378,000	1,444,128
Wells Fargo & Co. 3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	9,609,000	10,299,152
4.100%, 06/03/26	2,500,000	2,778,714

		136,905,325

Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	9,294,000	10,438,670

Biotechnology—0.3%
Amgen, Inc. 2.450%, 02/21/30 (b)	2,100,000	2,114,545
3.375%, 02/21/50	3,286,000	3,284,611

		5,399,156

Building Materials—0.6%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	4,700,000	4,824,494
Carrier Global Corp. 2.700%, 02/15/31	4,486,000	4,484,657
Masco Corp. 1.500%, 02/15/28 (b)	500,000	480,220

		9,789,371

Chemicals—0.4%
Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,880,000	2,754,743
Sherwin-Williams Co. (The) 2.300%, 05/15/30 (b)	485,000	477,663
3.450%, 06/01/27 (b)	1,305,000	1,424,249
Westlake Chemical Corp. 3.375%, 06/15/30	1,131,000	1,169,885

		5,826,540

Commercial Services—0.6%
Ashtead Capital, Inc. 4.000%, 05/01/28 (144A)	1,641,000	1,714,254
Moody’s Corp. 2.550%, 08/18/60 (b)	735,000	593,824
3.250%, 05/20/50 (b)	2,800,000	2,717,807
Quanta Services, Inc. 2.900%, 10/01/30 (b)	2,358,000	2,392,865
S&P Global, Inc. 2.500%, 12/01/29 (b)	1,098,000	1,124,697
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A) (b)	1,116,000	1,084,042

		9,627,489

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26 (b)	2,128,000	2,066,851
Avolon Holdings Funding, Ltd. 2.875%, 02/15/25 (144A)	756,000	753,213
Capital One Financial Corp. 3.300%, 10/30/24	845,000	911,038
3.900%, 01/29/24	500,000	540,589
Discover Financial Services 4.500%, 01/30/26 (b)	2,627,000	2,962,089
GE Capital International Funding Co. 4.418%, 11/15/35	4,713,000	5,395,254

BHFTI-333

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Mastercard, Inc. 3.850%, 03/26/50	4,750,000	$5,382,463

		18,011,497

Electric—1.7%
AES Corp. (The) 1.375%, 01/15/26 (144A)	928,000	904,468
3.300%, 07/15/25 (144A) (b)	2,086,000	2,213,663
Berkshire Hathaway Energy Co.
3.700%, 07/15/30	2,000,000	2,216,159
3.800%, 07/15/48	2,636,000	2,804,975
6.500%, 09/15/37	345,000	457,161
Centerpoint Energy Houston Electric LLC 2.900%, 07/01/50	2,897,000	2,710,656
Eversource Energy 1.650%, 08/15/30	2,007,000	1,861,363
Exelon Corp. 4.700%, 04/15/50	2,811,000	3,367,034
NRG Energy, Inc. 2.450%, 12/02/27 (144A)	2,705,000	2,688,682
Pacific Gas and Electric Co. 3.300%, 08/01/40 (b)	3,059,000	2,768,760
Sempra Energy 3.800%, 02/01/38 (b)	2,859,000	3,073,066
Southern California Edison Co. 4.200%, 03/01/29	500,000	555,812
5.500%, 03/15/40	335,000	409,252

		26,031,051

Electronics—0.4%
Amphenol Corp. 2.800%, 02/15/30	5,764,000	5,909,605

Environmental Control—0.1%
Republic Services, Inc. 1.450%, 02/15/31 (b)	1,828,000	1,671,183

Food—1.0%
Campbell Soup Co. 2.375%, 04/24/30	1,000,000	978,059
Flowers Foods, Inc. 2.400%, 03/15/31	1,803,000	1,758,776
General Mills, Inc. 2.875%, 04/15/30 (b)	2,400,000	2,477,658
Mondelez International, Inc. 2.750%, 04/13/30 (b)	4,181,000	4,268,537
Tyson Foods, Inc. 4.000%, 03/01/26	4,281,000	4,750,012
5.100%, 09/28/48	1,500,000	1,899,318

		16,132,360

Gas—0.2%
NiSource, Inc. 1.700%, 02/15/31	3,751,000	3,474,249

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (c)	2,255,000	2,387,256

Healthcare-Products—0.6%
Alcon Finance Corp. 2.600%, 05/27/30 (144A) (b)	4,427,000	4,439,221
2.750%, 09/23/26 (144A)	1,488,000	1,573,845
DH Europe Finance II Sarl 3.400%, 11/15/49	3,427,000	$3,469,790

		9,482,856

Healthcare-Services—0.3%
UnitedHealth Group, Inc. 2.875%, 08/15/29	2,245,000	2,375,805
Universal Health Services, Inc. 2.650%, 10/15/30 (144A) (b)	2,657,000	2,565,373

		4,941,178

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46	1,605,000	1,752,207

Insurance—0.5%
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,379,027
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	4,400,000	4,577,320
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (b) (c)	1,870,000	2,002,529

		7,958,876

Internet—0.3%
Amazon.com, Inc. 2.500%, 06/03/50 (b)	3,760,000	3,363,095
Expedia Group, Inc. 2.950%, 03/15/31 (144A)	411,000	405,369
4.625%, 08/01/27 (144A)	652,000	725,510
6.250%, 05/01/25 (144A)	398,000	460,371

		4,954,345

Iron/Steel—0.1%
Nucor Corp. 2.700%, 06/01/30	886,000	905,036
Steel Dynamics, Inc. 2.400%, 06/15/25	315,000	328,309

		1,233,345

Leisure Time—0.1%
Carnival Corp. 11.500%, 04/01/23 (144A)	1,002,000	1,148,543

Lodging—0.3%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,686,595

BHFTI-334

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Marriott International, Inc. 2.850%, 04/15/31 (b)	746,000	$732,160

		5,418,755

Machinery-Construction & Mining—0.2%
Caterpillar, Inc. 3.250%, 04/09/50 (b)	2,626,000	2,683,277

Machinery-Diversified—0.3%
Otis Worldwide Corp. 2.565%, 02/15/30	2,268,000	2,284,319
3.112%, 02/15/40 (b)	650,000	639,898
Xylem, Inc. 2.250%, 01/30/31	1,835,000	1,800,516

		4,724,733

Media—1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.700%, 04/01/51 (b)	7,317,000	6,843,622
Comcast Corp. 3.400%, 04/01/30	7,000,000	7,579,076
4.600%, 10/15/38 (b)	1,250,000	1,508,860
Discovery Communications LLC 3.625%, 05/15/30 (b)	1,525,000	1,631,948
4.125%, 05/15/29 (b)	2,621,000	2,894,886
ViacomCBS, Inc. 4.750%, 05/15/25	3,137,000	3,548,604

		24,006,996

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	2,959,658

Miscellaneous Manufacturing—0.4%
General Electric Co. 4.350%, 05/01/50	1,558,000	1,729,294
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	3,967,403

		5,696,697

Oil & Gas—2.0%
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	982,000	1,038,760
Canadian Natural Resources, Ltd. 2.950%, 07/15/30 (b)	2,106,000	2,100,553
4.950%, 06/01/47 (b)	2,159,000	2,502,364
ConocoPhillips 2.400%, 02/15/31 (144A)	945,000	932,437
ConocoPhillips Holding Co. 3.750%, 10/01/27	1,266,000	1,398,876
Continental Resources, Inc. 4.375%, 01/15/28 (b)	1,596,000	1,678,194
5.750%, 01/15/31 (144A) (b)	507,000	572,839

Oil & Gas—(Continued)
Devon Energy Corp. 5.850%, 12/15/25 (b)	1,595,000	1,859,810
Diamondback Energy, Inc. 3.125%, 03/24/31	2,336,000	2,332,135
EOG Resources, Inc. 4.375%, 04/15/30 (b)	1,145,000	1,314,478
EQT Corp. 7.625%, 02/01/25 (b)	4,160,000	4,787,682
Hess Corp. 3.500%, 07/15/24 (b)	552,000	582,372
5.800%, 04/01/47	1,500,000	1,788,642
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,882,463
Occidental Petroleum Corp. 3.200%, 08/15/26	1,493,000	1,432,548
Pioneer Natural Resources Co. 1.125%, 01/15/26	1,584,000	1,555,126
Valero Energy Corp. 4.000%, 04/01/29	1,705,000	1,837,255

		30,596,534

Packaging & Containers—0.1%
CCL Industries, Inc. 3.050%, 06/01/30 (144A)	1,885,000	1,909,256

Pharmaceuticals—1.5%
AbbVie, Inc. 4.250%, 11/21/49	5,700,000	6,449,755
Becton Dickinson & Co. 2.823%, 05/20/30	4,437,000	4,548,632
Bristol-Myers Squibb Co. 3.200%, 06/15/26	4,488,000	4,881,815
Cigna Corp. 3.400%, 03/01/27	1,500,000	1,628,611
CVS Health Corp. 2.700%, 08/21/40	5,167,000	4,758,404
4.250%, 04/01/50	681,000	764,425
5.050%, 03/25/48	142,000	174,325

		23,205,967

Pipelines—1.5%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (b)	8,126,000	8,564,468
Enable Midstream Partners L.P. 4.400%, 03/15/27 (b)	744,000	804,186
4.950%, 05/15/28 (b)	1,098,000	1,210,396
Energy Transfer Operating L.P. 4.050%, 03/15/25	1,531,000	1,654,235
Kinder Morgan, Inc. 2.000%, 02/15/31 (b)	4,052,000	3,771,103
MPLX L.P. 4.500%, 04/15/38	2,817,000	3,077,420
ONEOK, Inc. 4.350%, 03/15/29 (b)	903,000	984,989

BHFTI-335

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29	1,391,000	$1,386,909
3.800%, 09/15/30 (b)	1,084,000	1,103,973

		22,557,679

Real Estate Investment Trusts—4.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	2,419,000	2,199,360
4.500%, 07/30/29	540,000	620,851
American Tower Corp. 2.100%, 06/15/30	6,606,000	6,286,224
3.800%, 08/15/29	1,413,000	1,538,411
Boston Properties L.P. 3.250%, 01/30/31 (b)	4,160,000	4,306,618
3.400%, 06/21/29 (b)	1,000,000	1,050,533
4.500%, 12/01/28	2,671,000	3,025,067
Camden Property Trust 2.800%, 05/15/30	1,000,000	1,025,819
4.100%, 10/15/28	465,000	521,252
Crown Castle International Corp. 2.250%, 01/15/31 (b)	7,852,000	7,546,928
3.700%, 06/15/26	1,312,000	1,435,240
Digital Realty Trust L.P. 3.700%, 08/15/27	8,546,000	9,421,086
Duke Realty L.P. 1.750%, 07/01/30	4,484,000	4,174,422
3.375%, 12/15/27	1,449,000	1,582,822
Equinix, Inc. 2.150%, 07/15/30	7,581,000	7,207,568
Essex Portfolio L.P. 2.650%, 03/15/32	4,238,000	4,169,873
Highwoods Realty L.P. 4.200%, 04/15/29	1,424,000	1,546,413
Kimco Realty Corp. 2.700%, 10/01/30 (b)	2,122,000	2,111,690
4.250%, 04/01/45 (b)	1,287,000	1,383,482
Mid-America Apartments L.P. 2.750%, 03/15/30	2,000,000	2,019,145
4.200%, 06/15/28	360,000	402,567
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	1,863,000	1,813,492
Prologis L.P. 2.125%, 10/15/50 (b)	756,000	605,398
Realty Income Corp. 1.800%, 03/15/33	843,000	774,121
Vornado Realty L.P. 3.500%, 01/15/25	3,000,000	3,162,200
Welltower, Inc. 3.100%, 01/15/30 (b)	4,769,000	4,901,548

		74,832,130

Retail—1.1%
7-Eleven, Inc. 0.645%, 3M LIBOR + 0.450%, 08/10/22 (144A) (b) (c)	4,311,000	4,315,422

Retail—(Continued)
Home Depot, Inc. (The) 3.350%, 04/15/50 (b)	3,619,000	3,753,339
McDonald’s Corp. 3.600%, 07/01/30 (b)	3,145,000	3,430,434
Ross Stores, Inc. 1.875%, 04/15/31	1,390,000	1,303,942
Starbucks Corp. 3.500%, 11/15/50 (b)	2,369,000	2,371,629
Tractor Supply Co. 1.750%, 11/01/30 (b)	1,350,000	1,245,461

		16,420,227

Savings & Loans—0.0%
Nationwide Building Society 3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (c)	616,000	650,692

Semiconductors—1.4%
Broadcom, Inc. 2.600%, 02/15/33 (144A) (b)	3,812,000	3,551,015
NVIDIA Corp. 2.850%, 04/01/30 (b)	2,966,000	3,114,894
NXP B.V. / NXP Funding LLC 3.400%, 05/01/30 (144A)	3,444,000	3,636,701
3.875%, 06/18/26 (144A)	3,500,000	3,852,389
QUALCOMM, Inc. 1.650%, 05/20/32	7,540,000	6,956,686

		21,111,685

Software—0.6%
Activision Blizzard, Inc. 1.350%, 09/15/30	715,000	645,923
Fiserv, Inc. 3.200%, 07/01/26 (b)	7,391,000	7,977,389

		8,623,312

Telecommunications—2.5%
AT&T, Inc. 3.500%, 06/01/41	9,773,000	9,640,478
3.500%, 09/15/53 (144A)	1,005,000	928,756
4.850%, 03/01/39 (b)	3,000,000	3,482,801
T-Mobile USA, Inc. 3.875%, 04/15/30 (144A)	9,157,000	9,938,642
Telefonica Emisiones S.A.U. 5.213%, 03/08/47	1,513,000	1,769,122
Verizon Communications, Inc. 3.400%, 03/22/41 (b)	3,546,000	3,599,847
3.550%, 03/22/51	2,466,000	2,462,540
4.272%, 01/15/36	5,549,000	6,271,945

		38,094,131

Transportation—0.1%
Kansas City Southern 4.200%, 11/15/69	951,000	985,009

Total Corporate Bonds & Notes (Cost $594,569,118)		592,311,437

BHFTI-336

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Preferred Stocks—0.2%

Security Description	Shares/ Principal Amount*	Value

Auto Components—0.0%
Schaeffler AG	7,241	$64,300

Automobiles—0.1%
Porsche Automobil Holding SE	1,506	159,719
Volkswagen AG	5,008	1,399,552

		1,559,271

Health Care Equipment & Supplies—0.0%
Sartorius AG	220	109,701

Household Products—0.1%
Henkel AG & Co. KGaA	5,498	618,142

Water Utilities—0.0%
Cia de Saneamento do Parana	97,800	76,799

Total Preferred Stocks (Cost $1,692,270)		2,428,213

Short-Term Investments—16.1%

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $56,249,864; collateralized by U.S. Treasury Notes with rates ranging from 0.250% - 2.625%, maturity dates ranging from 06/15/23 - 06/30/23, and an aggregate market value of $57,375,016.	56,249,864	56,249,864

U.S. Treasury—12.4%
U.S. Treasury Bills 0.056%, 08/05/21 (d)	100,000,000	99,994,108
0.083%, 06/17/21 (d)	6,000,000	5,999,808
0.087%, 07/15/21 (d)	84,750,000	84,746,292

		190,740,208

Total Short-Term Investments (Cost $246,957,694)		246,990,072

Securities Lending Reinvestments (e)—6.6%

Certificates of Deposit—0.4%
Mitsubishi UFJ Trust International Ltd.
Zero Coupon, 05/10/21	999,401	999,840
MUFG Bank Ltd.
Zero Coupon, 04/22/21	1,999,001	1,999,800
Norinchukin Bank 0.210%, 04/07/21	3,000,000	3,000,069

		5,999,709

Repurchase Agreements—5.6%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $4,001,361; collateralized by various Common Stock with an aggregate market value of $4,445,395.	4,000,000	4,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $2,000,681; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $2,096,277.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $4,001,633; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $3,700,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $3,774,001.	3,700,000	3,700,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,020,003.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $18,286,219; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $18,651,943.	18,286,219	18,286,219
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $11,000,061; collateralized by various Common Stock with an aggregate market value of $12,222,426.	11,000,000	11,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $7,000,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $7,742,283.	7,000,000	7,000,000

BHFTI-337

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $4,700,026; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $5,198,390.	4,700,000	$4,700,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,500,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,659,061.	1,500,000	1,500,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $4,600,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $5,105,618.	4,600,000	4,600,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $11,600,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $12,875,036.	11,600,000	11,600,000

		86,386,219

Time Deposits—0.5%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	2,000,000	2,000,000

		8,000,000

Security Description	Shares	Value

Mutual Funds—0.1%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (f)	1,000,000	$1,000,000

Total Securities Lending Reinvestments (Cost $101,385,748)		101,385,928

Total Investments—103.2% (Cost $1,496,762,967)		1,584,021,670
Other assets and liabilities (net)—(3.2)%		(48,990,899)

Net Assets—100.0%		$1,535,030,771

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $110,982,207 and the collateral received consisted of cash in the amount of $101,384,621 and non-cash collateral with a value of $13,194,952. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $73,654,490, which is 4.8% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,824,000	UBSA	04/28/21	USD	1,426,124	$(40,524)
AUD	9,180,000	UBSA	04/28/21	USD	7,058,006	(84,431)
BRL	32,448,000	JPMC	04/05/21	USD	5,695,329	69,463

BHFTI-338

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	32,448,000	UBSA	04/05/21	USD	5,895,563	$(130,770)
BRL	32,448,000	JPMC	05/04/21	USD	5,855,666	(100,813)
CAD	8,897,000	UBSA	04/28/21	USD	7,090,463	(10,405)
CAD	19,768,000	UBSA	04/28/21	USD	15,928,063	(197,075)
CHF	11,911,000	UBSA	04/28/21	USD	12,876,757	(266,989)
CLP	5,187,343,000	GSI	04/07/21	USD	7,045,627	154,837
COP	51,068,961,000	MSIP	04/07/21	USD	14,062,773	(116,174)
COP	27,568,961,000	MSIP	05/06/21	USD	7,426,883	99,040
CZK	157,991,000	JPMC	04/28/21	USD	7,211,123	(112,186)
DKK	9,189,000	UBSA	04/28/21	USD	1,476,198	(27,071)
EUR	2,341,000	UBSA	04/28/21	USD	2,797,636	(51,092)
GBP	12,964,161	UBSA	04/28/21	USD	18,106,992	(233,291)
HUF	2,129,864,000	MSIP	04/28/21	USD	6,908,963	(14,453)
IDR	102,420,096,000	UBSA	04/07/21	USD	7,112,013	(61,755)
IDR	102,420,096,000	UBSA	05/06/21	USD	7,053,483	(18,235)
ILS	188,000	UBSA	04/28/21	USD	57,118	(871)
INR	506,598,000	UBSA	04/07/21	USD	6,829,767	97,916
INR	506,598,000	UBSA	05/06/21	USD	6,926,178	(25,121)
JPY	773,986,000	UBSA	04/28/21	USD	7,120,419	(128,495)
JPY	3,652,728,344	UBSA	04/28/21	USD	33,518,988	(521,495)
KRW	3,739,230,000	UBSA	04/07/21	USD	3,313,745	(9,975)
KRW	7,936,916,000	UBSA	04/07/21	USD	7,013,764	(1,160)
MXN	145,569,000	GSI	04/28/21	USD	7,084,548	20,377
MYR	27,788,000	GSI	04/07/21	USD	6,850,240	(150,127)
MYR	29,029,000	MSIP	04/07/21	USD	7,000,000	(663)
NOK	596,000	MSIP	04/28/21	USD	70,819	(1,136)
PHP	250,000	MSIP	04/07/21	USD	5,158	(8)
PHP	192,395,000	MSIP	04/07/21	USD	3,941,309	22,417
PLN	26,305,000	JPMC	04/28/21	USD	6,813,897	(156,874)
RUB	1,130,807,000	UBSA	04/07/21	USD	15,183,101	(236,211)
RUB	1,130,807,000	UBSA	05/06/21	USD	14,835,353	57,607
SEK	15,439,000	MSIP	04/28/21	USD	1,805,035	(36,869)
SGD	560,000	GSI	04/28/21	USD	417,028	(783)
THB	221,385,000	MSIP	04/07/21	USD	7,073,681	10,436
TWD	390,138,180	MSIP	04/07/21	USD	13,727,593	(53,938)
TWD	79,907,820	UBSA	04/07/21	USD	2,812,566	(11,938)

Contracts to Deliver
BRL	32,448,000	JPMC	04/05/21	USD	5,863,072	98,280
BRL	32,448,000	UBSA	04/05/21	USD	5,695,329	(69,463)
BRL	32,448,000	UBSA	05/04/21	USD	5,876,132	121,279
CLP	5,187,343,000	MSIP	04/07/21	USD	7,198,644	(1,820)
CLP	5,187,343,000	GSI	05/06/21	USD	7,047,063	(154,766)
COP	27,568,961,000	MSIP	04/07/21	USD	7,428,984	(99,919)
COP	23,500,000,000	UBSA	04/07/21	USD	6,575,266	157,569
EUR	5,970,000	UBSA	04/28/21	USD	7,118,222	114,008
GBP	4,750,000	UBSA	04/28/21	USD	6,573,549	24,719
IDR	102,420,096,000	UBSA	04/07/21	USD	7,081,770	31,513
INR	506,598,000	UBSA	04/07/21	USD	6,956,852	29,169
KRW	11,676,146,000	UBSA	04/07/21	USD	10,427,085	110,711
KRW	7,936,916,000	UBSA	05/06/21	USD	7,013,207	1,425
MYR	29,206,000	GSI	04/07/21	USD	7,078,526	36,512
MYR	27,611,000	MSIP	04/07/21	USD	6,718,005	60,570
MYR	29,029,000	MSIP	05/06/21	USD	6,992,412	67
NZD	1,507,000	MSIP	04/28/21	USD	1,088,042	35,592
NZD	9,922,000	UBSA	04/28/21	USD	7,012,790	83,523

BHFTI-339

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
PHP	192,645,000	MSIP	04/07/21	USD	3,944,007	$(24,870)
PHP	250,000	MSIP	05/06/21	USD	5,150	4
RUB	1,130,807,000	UBSA	04/07/21	USD	14,888,835	(58,056)
SEK	15,439,000	UBSA	04/28/21	USD	1,819,120	50,954
SGD	9,553,000	UBSA	04/28/21	USD	7,118,130	17,435
THB	1,991,000	GSI	04/07/21	USD	64,411	701
THB	219,394,000	UBSA	04/07/21	USD	7,079,510	59,102
THB	221,385,000	MSIP	04/28/21	USD	7,066,095	(17,468)
TWD	470,046,000	UBSA	04/07/21	USD	16,912,997	438,714
ZAR	100,170,000	JPMC	04/28/21	USD	6,773,788	7,812

Cross Currency Contracts to Buy
AUD	73,398	UBSA	04/28/21	NZD	79,351	340
CAD	20,432,000	MSIP	04/28/21	NZD	22,790,116	343,361
CHF	8,768,114	JPMC	04/28/21	GBP	6,838,000	(145,055)
EUR	1,254,643	UBSA	04/28/21	JPY	162,913,137	290
GBP	22,808,000	JPMC	04/28/21	EUR	26,655,042	172,777
GBP	6,838,305	UBSA	04/28/21	CHF	8,821,427	89,035
NZD	23,310,656	GSI	04/28/21	CAD	20,432,000	20,171
SGD	59,675	GSI	04/28/21	JPY	4,846,000	579

Net Unrealized Depreciation						$(734,040)

Cash in the amount of $520,000 has been received at the custodian bank and held in a segregated account as collateral for forward foreign currency exchange contracts.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/18/21	1,735	EUR	67,075,100	$1,949,210
FTSE 100 Index Futures	06/18/21	121	GBP	8,082,195	(50,687)
Nikkei 225 Index Futures	06/10/21	115	JPY	3,355,700,000	52,515
Russell 1000 Index E-Mini Futures	06/18/21	108	USD	8,038,440	9,481
S&P 500 Index E-Mini Futures	06/18/21	580	USD	115,054,600	1,195,660
S&P Energy Select Sector E-Mini Futures	06/18/21	304	USD	15,464,480	(1,287,087)
S&P Financial Select Sector E-Mini Futures	06/18/21	322	USD	33,701,325	(468,689)
S&P TSX 60 Index Futures	06/17/21	65	CAD	14,444,300	(15,972)
SPI 200 Index Futures	06/17/21	43	AUD	7,273,450	36,668
TOPIX Index Futures	06/10/21	195	JPY	3,810,300,000	(474,451)
U.S. Treasury Long Bond Futures	06/21/21	426	USD	65,856,938	(2,584,590)
U.S. Treasury Note 2 Year Futures	06/30/21	272	USD	60,037,625	(47,624)
U.S. Treasury Note 5 Year Futures	06/30/21	4	USD	493,594	(6,038)
U.S. Treasury Ultra Long Bond Futures	06/21/21	3	USD	543,656	(28,107)

Futures Contracts—Short
MSCI Emerging Markets Index Mini Futures	06/18/21	(119)	USD	(7,868,875)	3,087
U.S. Treasury Note 10 Year Futures	06/21/21	(896)	USD	(117,320,000)	2,061,995
U.S. Treasury Note 2 Year Futures	06/30/21	(197)	USD	(43,483,133)	31,089
U.S. Treasury Note 5 Year Futures	06/30/21	(8)	USD	(987,188)	112
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	(333)	USD	(47,847,938)	1,726,758

Net Unrealized Appreciation					$2,103,330

BHFTI-340

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	0.840%	Quarterly	01/23/31	USD	466,000,000	$(39,398,017)	$—	$(39,398,017)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt

BHFTI-341

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,975,029	$1,147,893	$—	$5,122,922
Air Freight & Logistics	2,651,040	782,155	—	3,433,195
Airlines	1,660,649	—	—	1,660,649
Auto Components	960,654	866,379	—	1,827,033
Automobiles	5,991,003	5,813,987	—	11,804,990
Banks	25,207,275	14,853,291	—	40,060,566
Beverages	8,011,052	2,238,901	—	10,249,953
Biotechnology	9,224,663	646,054	—	9,870,717
Building Products	3,259,518	2,644,188	—	5,903,706
Capital Markets	20,042,487	4,786,710	—	24,829,197
Chemicals	6,711,819	4,738,273	—	11,450,092
Commercial Services & Supplies	2,502,185	378,321	—	2,880,506
Communications Equipment	2,755,058	1,027,406	—	3,782,464
Construction & Engineering	—	1,243,170	—	1,243,170
Construction Materials	1,542,713	858,169	—	2,400,882
Consumer Finance	5,363,123	38,278	—	5,401,401
Containers & Packaging	4,581,328	446,514	—	5,027,842
Distributors	256,513	—	—	256,513
Diversified Consumer Services	319,119	—	—	319,119
Diversified Financial Services	2,687,990	503,374	—	3,191,364
Diversified Telecommunication Services	5,231,176	2,493,431	—	7,724,607
Electric Utilities	5,754,273	2,101,841	—	7,856,114
Electrical Equipment	2,908,912	3,153,208	—	6,062,120
Electronic Equipment, Instruments & Components	4,195,905	2,355,543	—	6,551,448
Energy Equipment & Services	1,455,882	73,861	—	1,529,743
Entertainment	10,037,818	1,570,102	—	11,607,920
Equity Real Estate Investment Trusts	5,973,666	1,495,444	—	7,469,110
Food & Staples Retailing	5,326,872	1,030,576	—	6,357,448
Food Products	2,019,678	4,220,103	—	6,239,781
Gas Utilities	77,684	403,935	—	481,619
Health Care Equipment & Supplies	16,505,598	1,717,300	—	18,222,898
Health Care Providers & Services	12,335,908	—	—	12,335,908
Health Care Technology	904,648	250,388	—	1,155,036
Hotels, Restaurants & Leisure	6,998,940	1,808,996	—	8,807,936
Household Durables	4,802,817	2,178,100	—	6,980,917
Household Products	8,954,064	2,031,393	—	10,985,457
Independent Power and Renewable Electricity Producers	137,124	61,089	—	198,213
Industrial Conglomerates	6,803,157	1,484,272	—	8,287,429
Insurance	7,118,214	5,656,015	—	12,774,229
Interactive Media & Services	31,212,077	425,008	—	31,637,085
Internet & Direct Marketing Retail	22,195,465	1,275,649	—	23,471,114

BHFTI-342

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$28,968,226	$559,134	$—	$29,527,360
Leisure Products	392,356	81,720	—	474,076
Life Sciences Tools & Services	4,399,605	453,756	—	4,853,361
Machinery	11,214,363	3,126,184	—	14,340,547
Marine	—	267,358	—	267,358
Media	8,151,417	809,337	—	8,960,754
Metals & Mining	7,503,082	7,130,023	—	14,633,105
Multi-Utilities	1,383,978	1,417,237	—	2,801,215
Multiline Retail	1,898,564	688,289	—	2,586,853
Oil, Gas & Consumable Fuels	13,171,883	6,908,087	—	20,079,970
Paper & Forest Products	345,874	304,968	—	650,842
Personal Products	1,373,313	3,566,271	—	4,939,584
Pharmaceuticals	20,067,311	15,355,526	—	35,422,837
Professional Services	759,606	2,707,700	—	3,467,306
Real Estate Management & Development	169,497	2,196,237	—	2,365,734
Road & Rail	7,143,368	290,470	—	7,433,838
Semiconductors & Semiconductor Equipment	29,196,555	5,222,808	—	34,419,363
Software	41,663,817	1,343,844	—	43,007,661
Specialty Retail	11,998,295	1,077,929	—	13,076,224
Technology Hardware, Storage & Peripherals	24,947,033	379,223	—	25,326,256
Textiles, Apparel & Luxury Goods	5,602,070	4,484,978	—	10,087,048
Thrifts & Mortgage Finance	454,626	—	—	454,626
Tobacco	3,799,588	1,762,615	—	5,562,203
Trading Companies & Distributors	1,863,544	3,666,030	—	5,529,574
Water Utilities	578,691	—	—	578,691
Wireless Telecommunication Services	366,223	2,240,998	—	2,607,221
Total Common Stocks	496,065,981	144,840,039	—	640,906,020
Total Corporate Bonds & Notes*	—	592,311,437	—	592,311,437
Preferred Stocks
Auto Components	—	64,300	—	64,300
Automobiles	—	1,559,271	—	1,559,271
Health Care Equipment & Supplies	—	109,701	—	109,701
Household Products	—	618,142	—	618,142
Water Utilities	76,799	—	—	76,799
Total Preferred Stocks	76,799	2,351,414	—	2,428,213
Total Short-Term Investments*	—	246,990,072	—	246,990,072
Securities Lending Reinvestments
Certificates of Deposit	—	5,999,709	—	5,999,709
Repurchase Agreements	—	86,386,219	—	86,386,219
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	100,385,928	—	101,385,928
Total Investments	$497,142,780	$1,086,878,890	$—	$1,584,021,670

Collateral for Securities Loaned (Liability)	$—	$(101,384,621)	$—	$(101,384,621)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,638,305	$—	$2,638,305
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,372,345)	—	(3,372,345)
Total Forward Contracts	$—	$(734,040)	$—	$(734,040)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,066,575	$—	$—	$7,066,575
Futures Contracts (Unrealized Depreciation)	(4,963,245)	—	—	(4,963,245)
Total Futures Contracts	$2,103,330	$—	$—	$2,103,330
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(39,398,017)	$—	$(39,398,017)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-343

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Argentina—0.1%
Globant S.A. (a)	300	$62,283
Ternium S.A. (ADR) (a)	7,900	306,836

		369,119

Brazil—4.0%
Ambev S.A. (ADR)	262,500	719,250
B3 S.A. - Brasil Bolsa Balcao	118,300	1,147,974
Banco Bradesco S.A.	54,600	228,056
Banco Bradesco S.A. (ADR)	228,559	1,074,227
Banco BTG Pactual S.A.	30,600	527,610
Banco Santander Brasil S.A.	33,100	232,873
Banco Santander Brasil S.A. (ADR) (b)	98,000	690,900
BB Seguridade Participacoes S.A.	149,600	644,524
BRF S.A. (a)	76,100	340,977
Cia de Saneamento de Minas Gerais-COPASA	45,700	122,600
Cia de Saneamento do Parana	91,300	356,853
Cia Siderurgica Nacional S.A.	12,000	80,801
Cosan S.A.	12,700	206,272
Cosan S.A. (ADR)	46,066	743,966
CPFL Energia S.A.	39,800	215,099
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	26,300	115,178
Energisa S.A.	48,500	389,644
Instituto Hermes Pardini S.A.	40,300	147,993
Itau Unibanco Holding S.A. (ADR)	103,500	513,360
JBS S.A.	128,000	688,591
Jereissati Participacoes S.A.	7,900	37,446
Localiza Rent a Car S.A.	20,000	212,236
Magazine Luiza S.A.	25,900	93,133
Notre Dame Intermedica Participacoes S.A.	51,900	763,473
Petrobras Distribuidora S.A.	41,400	162,403
Petroleo Brasileiro S.A.	79,400	337,707
Petroleo Brasileiro S.A. (ADR)	49,000	415,520
Sao Martinho S.A.	133,500	703,474
Sul America S.A.	37,381	226,930
Telefonica Brasil S.A.	34,400	270,316
TIM S.A.	32,000	72,031
TIM S.A. (ADR)	7,600	86,260
Ultrapar Participacoes S.A.	134,500	506,826
Vale S.A.	40,900	711,889
Vale S.A. (ADR)	79,900	1,388,662

		15,175,054

Chile—0.2%
Cencosud S.A.	32,961	70,462
Cia Cervecerias Unidas S.A.	27,376	240,079
Colbun S.A.	841,893	163,836
Enel Americas S.A. (ADR) (b)	32,887	278,882

		753,259

China—36.2%
3SBio, Inc. (a)	613,500	543,047
AAC Technologies Holdings, Inc.	39,000	197,703
Agile Group Holdings, Ltd.	256,000	420,249
Alibaba Group Holding, Ltd. (ADR) (a)	86,200	19,544,126
Alibaba Health Information Technology, Ltd. (a)	66,000	187,873
Anhui Conch Cement Co., Ltd. - Class A	5,100	39,922

China—(Continued)
Anhui Conch Cement Co., Ltd. - Class H	126,500	823,682
Anhui Expressway Co., Ltd. - Class H	78,000	53,976
ANTA Sports Products, Ltd.	79,000	1,292,861
Autohome, Inc. (ADR)	3,300	307,791
Baidu, Inc. (ADR) (a)	14,700	3,197,985
BAIOO Family Interactive, Ltd.	356,000	91,293
Bank of Chengdu Co., Ltd. - Class A	38,500	66,261
Bank of China, Ltd. - Class H	1,622,000	617,513
Bank of Hangzhou Co., Ltd. - Class A	94,200	242,370
Bank of Jiangsu Co., Ltd. - Class A	273,080	269,468
Bank of Nanjing Co., Ltd. - Class A	127,400	196,678
Bank of Shanghai Co., Ltd. - Class A	66,100	88,681
Baoshan Iron & Steel Co., Ltd. - Class A	140,100	173,350
BGI Genomics Co., Ltd. - Class A	10,500	197,998
Bilibili, Inc. (ADR) (a)	1,500	160,590
BOE Technology Group Co., Ltd. - Class A	145,700	140,191
Brilliance China Automotive Holdings, Ltd. (c) (d)	818,000	768,618
BYD Co., Ltd. - Class A	3,100	78,315
BYD Co., Ltd. - Class H	26,500	567,686
BYD Electronic International Co., Ltd. (b)	123,500	730,992
China BlueChemical, Ltd. - Class H	454,000	110,182
China Coal Energy Co., Ltd. - Class H	170,000	78,538
China Construction Bank Corp. - Class A	260,600	292,491
China Construction Bank Corp. - Class H	4,475,000	3,762,598
China Everbright, Ltd.	12,241	16,034
China Galaxy Securities Co., Ltd. - Class H	524,000	324,033
China Hongqiao Group, Ltd.	514,500	691,694
China Lesso Group Holdings, Ltd.	403,000	869,721
China Life Insurance Co., Ltd. - Class H	243,000	503,078
China Longyuan Power Group Corp., Ltd. - Class H	409,000	559,065
China Maple Leaf Educational Systems, Ltd. (a)	738,000	194,174
China Medical System Holdings, Ltd.	466,000	926,227
China Merchants Bank Co., Ltd. - Class A	77,700	607,040
China Merchants Bank Co., Ltd. - Class H	271,000	2,073,669
China National Accord Medicines Corp., Ltd. - Class A	4,077	26,228
China National Building Material Co., Ltd. - Class H	546,000	792,098
China National Medicines Corp., Ltd. - Class A	30,700	158,867
China New Higher Education Group, Ltd. (144A)	275,000	153,774
China Overseas Land & Investment, Ltd.	246,500	642,526
China Pacific Insurance Group Co., Ltd. - Class H	96,200	378,899
China Petroleum & Chemical Corp. - Class H	1,424,000	760,779
China Resources Beer Holdings Co., Ltd.	18,000	141,440
China Resources Cement Holdings, Ltd.	586,000	659,366
China Resources Power Holdings Co., Ltd.	326,000	433,492
China Shenhua Energy Co., Ltd. - Class A	126,911	389,943
China Shenhua Energy Co., Ltd. - Class H	382,000	788,903
China South Publishing & Media Group Co., Ltd. - Class A	23,900	38,284
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	136,273
China Vanke Co., Ltd. - Class H	250,900	983,898
China Yangtze Power Co., Ltd. - Class A	89,500	292,719
China Yongda Automobiles Services Holdings, Ltd.	173,000	316,950
China Yuhua Education Corp., Ltd.	148,000	116,112
Chongqing Zhifei Biological Products Co., Ltd. - Class A	5,900	155,919
CITIC Telecom International Holdings, Ltd.	457,000	161,843
CITIC, Ltd.	405,000	384,037
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	64,400	133,634
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	234,500	303,718

BHFTI-344

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
CSPC Pharmaceutical Group, Ltd.	562,240	$682,118
Da An Gene Co., Ltd. of Sun Yat-Sen University - Class A	16,800	77,969
Dali Foods Group Co., Ltd.	472,000	268,460
Daqin Railway Co., Ltd. - Class A	309,900	331,563
Daqo New Energy Corp. (ADR) (a)	500	37,750
ENN Energy Holdings, Ltd.	28,800	462,647
Ever Sunshine Lifestyle Services Group, Ltd.	26,000	65,878
Far East Horizon, Ltd. (b)	337,000	404,922
Fosun International, Ltd.	302,500	423,701
G-bits Network Technology Xiamen Co., Ltd. - Class A	2,144	121,954
Geely Automobile Holdings, Ltd.	300,000	768,982
GF Securities Co., Ltd. - Class H	237,400	364,681
Great Wall Motor Co., Ltd. - Class H	274,000	765,049
GSX Techedu, Inc. (ADR) (a) (b)	1,700	57,596
Guanghui Energy Co., Ltd. - Class A (a)	138,100	65,416
Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	7,700	150,057
Haidilao International Holding, Ltd.	14,000	95,988
Haier Smart Home Co., Ltd. - Class A	79,100	377,078
Haier Smart Home Co., Ltd. - Class H (a)	16,400	66,061
Haitian International Holdings, Ltd.	117,000	467,269
Hangzhou Tigermed Consulting Co., Ltd. - Class A	19,853	456,112
Hengan International Group Co., Ltd.	122,000	801,688
Hengli Petrochemical Co., Ltd. - Class A	100,000	449,260
Huadian Power International Corp., Ltd. - Class A	405,000	228,705
Huadong Medicine Co., Ltd. - Class A	85,200	479,113
Hualan Biological Engineering, Inc. - Class A	11,591	70,447
Huaxin Cement Co., Ltd. - Class A	56,300	204,198
Huaxin Cement Co., Ltd. - Class B	109,900	237,259
Huayu Automotive Systems Co., Ltd. - Class A	73,568	309,908
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	65,804	200,573
Hunan Valin Steel Co., Ltd. - Class A	817,980	873,285
Industrial & Commercial Bank of China, Ltd. - Class A	216,000	182,457
Industrial & Commercial Bank of China, Ltd. - Class H	3,446,000	2,477,566
Industrial Bank Co., Ltd. - Class A	123,600	455,148
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	30,700	74,882
Jafron Biomedical Co., Ltd. - Class A	9,700	112,864
JD.com, Inc. (ADR) (a)	40,700	3,432,231
Jiangsu Expressway Co., Ltd. - Class H	344,000	428,817
Jiangsu Yangnong Chemical Co., Ltd. - Class A	9,600	176,099
Jiayuan International Group, Ltd.	168,000	69,173
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	75,599	148,080
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	115,100	316,904
JOYY, Inc.	6,600	618,618
Kingboard Holdings, Ltd.	52,500	284,659
Kuaishou Technology (144A) (a)	1,400	48,623
Kweichow Moutai Co., Ltd. - Class A	2,600	799,144
Lee & Man Paper Manufacturing, Ltd.	227,000	209,001
Lenovo Group, Ltd.	896,000	1,281,850
Li Ning Co., Ltd.	14,000	91,462
Livzon Pharmaceutical Group, Inc. - Class H (b)	54,800	233,751
Logan Group Co., Ltd.	461,000	778,081
Longfor Group Holdings, Ltd.	179,500	1,195,236
Lonking Holdings, Ltd.	799,000	339,805
Luye Pharma Group, Ltd.	583,000	374,137
Luzhou Laojiao Co., Ltd. - Class A	17,800	613,495
Mango Excellent Media Co., Ltd. - Class A	6,788	60,261
Meituan - Class B (a)	167,300	6,445,110

China—(Continued)
Momo, Inc. (ADR)	29,200	430,408
Nanjing Iron & Steel Co., Ltd. - Class A	348,900	205,779
NetEase, Inc. (ADR)	23,500	2,426,610
New Oriental Education & Technology Group, Inc. (ADR) (a)	29,000	406,000
NIO, Inc. (ADR) (a)	48,400	1,886,632
Offcn Education Technology Co., Ltd. - Class A	38,097	164,097
Pharmaron Beijing Co., Ltd. - Class H	2,600	49,460
PICC Property & Casualty Co., Ltd. - Class H	358,000	311,155
Pinduoduo, Inc. (ADR) (a)	15,100	2,021,588
Ping An Bank Co., Ltd. - Class A	73,259	245,699
Ping An Insurance Group Co. of China, Ltd. - Class A	18,700	224,930
Ping An Insurance Group Co. of China, Ltd. - Class H	335,000	4,000,689
Proya Cosmetics Co., Ltd. - Class A	10,328	251,827
RLX Technology, Inc. (ADR) (a)	3,900	40,404
SAIC Motor Corp., Ltd. - Class A	76,500	229,862
SDIC Power Holdings Co., Ltd. - Class A	334,200	506,157
Shaanxi Coal Industry Co., Ltd. - Class A	485,700	822,022
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	125,192	436,334
Shandong Chenming Paper Holdings, Ltd. - Class H (b)	150,000	139,206
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A	43,600	250,784
Shandong Linglong Tyre Co., Ltd. - Class A	14,800	106,062
Shandong Sinocera Functional Material Co., Ltd. - Class A	6,600	42,949
Shandong Sun Paper Industry JSC, Ltd. - Class A	152,800	367,789
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	28,000	55,453
Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H (b)	92,000	393,105
Shanghai Industrial Holdings, Ltd.	54,000	80,637
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	79,100	155,478
Shanghai Pudong Development Bank Co., Ltd. - Class A	61,100	102,536
Shanghai Yuyuan Tourist Mart Group Co., Ltd. - Class A	144,400	236,065
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	604,060	462,778
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	2,300	117,269
Shenzhen Energy Group Co., Ltd. - Class A	10,672	18,363
Shenzhen International Holdings, Ltd.	208,500	349,543
Shenzhen Kangtai Biological Products Co., Ltd. - Class A	3,430	71,937
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	4,000	244,468
Shenzhou International Group Holdings, Ltd.	4,400	91,460
Shimao Group Holdings, Ltd.	24,000	75,557
Sinopharm Group Co., Ltd. - Class H	98,000	237,405
Sinotrans, Ltd. - Class A	593,700	390,061
Sinotrans, Ltd. - Class H	1,397,000	518,669
Sinotruk Hong Kong, Ltd. (b)	264,000	792,639
SITC International Holdings Co., Ltd.	286,000	973,549
Sun Art Retail Group, Ltd.	338,500	277,494
Sunny Optical Technology Group Co., Ltd.	32,100	741,239
TAL Education Group (ADR) (a)	8,200	441,570
TCL Technology Group Corp. - Class A	172,800	246,535
Tencent Holdings, Ltd.	269,300	21,230,797
Tian Ge Interactive Holdings, Ltd. (a)	66,231	7,572
Tianli Education International Holdings, Ltd. (b)	284,000	277,349
Tianneng Power International, Ltd. (b)	166,000	314,946
Tingyi Cayman Islands Holding Corp.	7,876	14,487
Tongkun Group Co., Ltd. - Class A	27,260	86,268
Topchoice Medical Corp. - Class A (a)	3,600	138,028
Topsports International Holdings, Ltd. (144A)	41,000	61,270
Trip.com Group, Ltd. (ADR) (a)	2,200	87,186
Uni-President China Holdings, Ltd.	277,000	337,179
Vipshop Holdings, Ltd. (ADR) (a)	20,500	612,130

BHFTI-345

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Virscend Education Co., Ltd.	216,000	$43,416
Wangfujing Group Co., Ltd. - Class A	10,000	45,881
Want Want China Holdings, Ltd. (b)	1,141,000	856,644
Weichai Power Co., Ltd. - Class A	39,300	115,816
Weichai Power Co., Ltd. - Class H	328,000	815,792
Weifu High-Technology Group Co., Ltd. - Class A	64,100	231,966
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	59,000	197,612
Wuliangye Yibin Co., Ltd. - Class A	13,600	557,810
WuXi AppTec Co., Ltd. - Class H (144A)	8,500	168,112
Wuxi Biologics Cayman, Inc. (a)	90,000	1,135,261
Xiaomi Corp. - Class B (a)	350,800	1,173,411
Xinxing Ductile Iron Pipes Co., Ltd. - Class A	459,400	281,896
Xinyi Solar Holdings, Ltd.	134,000	224,614
Yadea Group Holdings, Ltd.	166,000	370,442
YuanShengTai Dairy Farm, Ltd. (a)	953,000	87,038
Yuexiu Property Co., Ltd.	748,000	169,743
Yum China Holdings, Inc.	22,000	1,302,620
Zai Lab, Ltd. (ADR) (a)	2,200	293,546
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	52,080	56,734
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. - Class A	268,600	416,082
Zhengzhou Yutong Bus Co., Ltd. - Class A	24,600	53,825
Zhongsheng Group Holdings, Ltd.	121,500	856,525

		137,232,857

Colombia—0.1%
Ecopetrol S.A.	288,427	186,367
Interconexion Electrica S.A. ESP	16,002	98,327

		284,694

Czech Republic—0.1%
Komercni Banka A/S (a)	1,624	50,110
Moneta Money Bank (a)	58,037	216,412
O2 Czech Republic A.S.	4,961	57,744
Philip Morris CR A/S	106	74,791

		399,057

Egypt—0.1%
Eastern Co. S.A.E.	103,095	77,060
Egyptian Financial Group-Hermes Holding Co. (a)	22,018	20,368
ElSewedy Electric Co.	254,173	146,644
Medinet Nasr Housing	175,426	42,389

		286,461

Greece—0.3%
Hellenic Telecommunications Organization S.A.	46,950	753,428
Mytilineos S.A.	12,115	199,666
OPAP S.A.	17,102	231,083

		1,184,177

Hong Kong—1.0%
Bosideng International Holdings, Ltd.	1,662,000	748,870
China High Speed Transmission Equipment Group Co., Ltd.	420,000	425,108
Huabao International Holdings, Ltd. (b)	170,000	173,233
Kingboard Laminates Holdings, Ltd.	488,000	1,066,076

Hong Kong—(Continued)
Nine Dragons Paper Holdings, Ltd.	505,000	742,274
Sino Biopharmaceutical, Ltd.	87,000	87,184
United Laboratories International Holdings, Ltd. (The)	184,000	135,960
Vinda International Holdings, Ltd.	88,000	297,671
WH Group, Ltd.	41,500	33,698

		3,710,074

Hungary—0.3%
Magyar Telekom Telecommunications plc	42,755	56,362
OTP Bank Nyrt (a)	1,420	60,664
Richter Gedeon Nyrt	31,795	938,533

		1,055,559

India—9.2%
Adani Ports & Special Economic Zone, Ltd.	84,997	818,473
Amara Raja Batteries, Ltd.	18,063	211,221
Ambuja Cements, Ltd.	17,608	74,503
Apollo Tyres, Ltd.	135,016	414,417
Axis Bank, Ltd. (a)	27,265	261,347
Bajaj Auto, Ltd.	4,764	240,108
Bajaj Finance, Ltd.	1,701	119,952
Balkrishna Industries, Ltd.	14,422	332,970
Bharat Electronics, Ltd.	366,356	627,459
Bharat Petroleum Corp., Ltd.	41,351	242,357
Bharti Airtel, Ltd.	13,145	93,008
Birlasoft, Ltd.	85,109	295,646
Bombay Burmah Trading Co.	6,950	105,661
Cadila Healthcare, Ltd.	124,833	753,517
Chambal Fertilizers and Chemicals, Ltd.	25,679	80,756
Coal India, Ltd.	57,823	103,072
Cyient, Ltd.	51,995	458,519
DCM Shriram, Ltd.	9,715	66,922
Divi’s Laboratories, Ltd.	17,956	886,188
EID Parry India, Ltd. (a)	13,633	59,228
Emami, Ltd.	14,421	95,260
Engineers India, Ltd.	45,586	48,200
Firstsource Solutions, Ltd.	81,763	128,145
GAIL India, Ltd.	411,126	764,960
Glenmark Pharmaceuticals, Ltd.	26,005	165,417
Granules India, Ltd.	38,059	158,475
Gujarat State Petronet, Ltd.	26,386	99,231
HCL Technologies, Ltd.	108,629	1,464,554
Hero MotoCorp, Ltd.	12,583	502,469
Hindalco Industries, Ltd.	154,988	694,087
Hindustan Petroleum Corp., Ltd.	32,776	105,954
Hindustan Unilever, Ltd.	11,633	385,468
Hindustan Zinc, Ltd.	31,159	116,121
Housing Development Finance Corp., Ltd.	55,688	1,914,269
ICICI Bank, Ltd. (a)	191,176	1,529,034
Indus Towers, Ltd.	88,502	297,774
Infosys, Ltd. (ADR)	188,700	3,532,464
Ipca Laboratories, Ltd.	5,338	139,860
ITC, Ltd.	18,465	55,070
JB Chemicals & Pharmaceuticals, Ltd.	5,167	89,105
JK Lakshmi Cement, Ltd.	10,953	64,835
JSW Steel, Ltd.	110,448	712,139

BHFTI-346

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
Kalpataru Power Transmission, Ltd.	26,016	$133,644
Kaveri Seed Co., Ltd.	10,900	76,663
Kotak Mahindra Bank, Ltd. (a)	1,481	35,659
LIC Housing Finance, Ltd.	126,329	741,479
Manappuram Finance, Ltd.	19,672	40,224
Marico, Ltd.	33,348	187,255
Muthoot Finance, Ltd.	35,071	578,913
NCC, Ltd.	280,720	304,473
NHPC, Ltd.	449,170	150,054
NMDC, Ltd.	116,999	217,205
Oil & Natural Gas Corp., Ltd.	170,486	238,397
Petronet LNG, Ltd.	15,492	47,643
Power Grid Corp. of India, Ltd.	346,816	1,023,946
REC, Ltd.	430,447	774,145
Reliance Industries, Ltd.	111,979	3,081,769
Shriram Transport Finance Co., Ltd.	44,401	865,802
Sonata Software, Ltd.	12,080	84,174
State Bank of India (a)	116,192	577,519
Sun Pharmaceutical Industries, Ltd.	11,764	96,285
Sun TV Network, Ltd.	104,231	671,712
Tata Chemicals, Ltd.	61,594	633,984
Tech Mahindra, Ltd.	87,436	1,192,616
Torrent Power, Ltd.	118,435	686,411
UPL, Ltd.	119,138	1,046,554
Vedanta, Ltd.	48,071	150,759
Vedanta, Ltd. (ADR) (b)	24,500	307,965
Welspun India, Ltd.	136,255	150,626
Wipro, Ltd.	175,176	993,759
Wipro, Ltd. (ADR)	96,800	613,712

		35,011,562

Indonesia—1.2%
Adaro Energy Tbk PT	359,062	29,123
AKR Corporindo Tbk PT	576,600	128,101
Astra International Tbk PT	802,000	292,668
Bank Central Asia Tbk PT	381,300	817,210
Bank Mandiri Persero Tbk PT	2,203,000	934,566
Bank Negara Indonesia Persero Tbk PT	358,400	141,810
Bank Rakyat Indonesia Persero Tbk PT	4,180,800	1,268,722
Gudang Garam Tbk PT (a)	78,800	196,411
Indo Tambangraya Megah Tbk PT	138,000	108,888
Indofood Sukses Makmur Tbk PT	491,800	223,746
Telkom Indonesia Persero Tbk PT (ADR) (b)	23,000	543,720
United Tractors Tbk PT	44,900	68,665

		4,753,630

Malaysia—1.0%
AMMB Holdings Bhd	207,700	146,572
Bumi Armada Bhd (a)	1,729,700	175,011
Fraser & Neave Holdings Bhd	753	5,442
Hartalega Holdings Bhd	50,800	109,249
Hong Leong Financial Group Bhd	20,100	84,155
Kossan Rubber Industries	242,500	190,454
Mah Sing Group Bhd	450,200	91,726
MISC Bhd	72,300	119,030
Petronas Gas Bhd	48,300	186,307

Malaysia—(Continued)
Public Bank Bhd	98,500	99,872
RHB Bank Bhd	395,400	512,563
Sime Darby Bhd	840,800	486,961
Supermax Corp. Bhd	219,483	201,313
Telekom Malaysia Bhd	556,900	824,063
Top Glove Corp. Bhd	359,300	390,804
Westports Holdings Bhd	44,200	44,757
YTL Power International Bhd (a)	104,136	18,339

		3,686,618

Mexico—1.8%
America Movil S.A.B. de C.V. -Series L	2,396,673	1,633,389
Arca Continental S.A.B. de C.V.	21,100	103,748
Bolsa Mexicana de Valores S.A.B. de C.V.	41,700	83,953
Fibra Uno Administracion S.A. de C.V.	346,000	405,087
GMexico Transportes S.A.B. de C.V.	42,500	68,388
Gruma S.A.B. de C.V. - Class B	62,780	743,304
Grupo Bimbo S.A.B. de C.V. -Series A	73,700	154,687
Grupo Comercial Chedraui S.A. de C.V.	42,700	67,499
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	200,900	1,132,793
Grupo Mexico S.A.B. de C.V. - Series B	205,100	1,081,116
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	336,500	576,048
Macquarie Mexico Real Estate Management S.A. de C.V.	21,972	27,229
Orbia Advance Corp. S.A.B. de C.V.	244,300	651,403

		6,728,644

Peru—0.0%
Credicorp, Ltd.	900	122,913

Philippines—0.5%
Aboitiz Power Corp.	151,021	73,147
Filinvest Land, Inc.	2,072,000	46,996
First Gen Corp.	70,600	43,775
Globe Telecom, Inc.	7,705	298,432
International Container Terminal Services, Inc.	136,210	339,873
LT Group, Inc.	243,200	67,740
Manila Electric Co.	38,630	216,754
Nickel Asia Corp.	749,500	77,307
PLDT, Inc.	21,120	531,655
Semirara Mining & Power Corp.	284,500	79,680

		1,775,359

Poland—0.5%
Asseco Poland S.A.	8,950	153,103
Bank Polska Kasa Opieki S.A. (a)	17,545	313,188
Cyfrowy Polsat S.A.	44,412	332,205
Dino Polska S.A. (a)	2,604	171,822
Polskie Gornictwo Naftowe i Gazownictwo S.A.	284,148	432,488
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	71,821	594,022

		1,996,828

Qatar—0.5%
Masraf Al Rayan QSC	498,368	587,305
Ooredoo QPSC	150,091	291,475
Qatar Electricity & Water Co. QSC	39,194	182,748

BHFTI-347

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Qatar—(Continued)
Qatar Gas Transport Co., Ltd.	165,189	$143,187
Qatar International Islamic Bank QSC	23,669	56,797
Qatar Islamic Bank SAQ	72,894	329,445
Qatar National Bank QPSC	46,866	231,497

		1,822,454

Russia—3.1%
Evraz plc	110,661	882,062
Gazprom PJSC (ADR)	129,103	770,313
Gazprom PJSC (ADR)	9,700	58,151
Globaltrans Investment plc (GDR)	19,118	127,654
LUKOIL PJSC (ADR)	25,109	2,031,126
Magnit PJSC (GDR)	25,164	377,868
MMC Norilsk Nickel PJSC (ADR)	37,891	1,181,968
Mobile TeleSystems PJSC (ADR)	102,100	851,514
Novolipetsk Steel PJSC (GDR)	10,791	343,980
PhosAgro PJSC (GDR)	8,447	147,311
Rosneft Oil Co. PJSC (GDR)	61,878	467,452
Sberbank of Russia PJSC (ADR)	41,346	637,142
Sberbank of Russia PJSC (ADR)	153,846	2,371,017
Severstal PAO (GDR)	21,776	439,390
Tatneft PJSC (ADR)	6,122	290,132
X5 Retail Group NV (GDR)	22,513	726,856

		11,703,936

Saudi Arabia—2.7%
Abdullah Al Othaim Markets Co.	12,988	437,783
Advanced Petrochemical Co.	24,990	486,635
Al Rajhi Bank	79,742	2,100,974
Alinma Bank (a)	51,549	252,816
Almarai Co. JSC	16,263	225,480
Arab National Bank	40,010	222,826
Arriyadh Development Co.	76,857	447,646
Bank Al-Jazira	187,892	784,307
Banque Saudi Fransi	34,126	303,696
Jarir Marketing Co.	5,669	275,122
Mouwasat Medical Services Co.	3,624	151,737
National Commercial Bank	71,236	1,008,539
National Medical Care Co.	3,401	48,612
Qassim Cement Co. (The)	9,672	219,479
Riyad Bank	57,857	345,942
Saudi Arabian Oil Co.	40,409	387,881
Saudi Basic Industries Corp.	17,718	554,545
Saudi Industrial Investment Group	39,332	340,990
Saudi Telecom Co.	16,161	545,917
United Electronics Co.	14,601	408,714
United International Transportation Co.	28,740	336,505
Yanbu National Petrochemical Co.	11,262	207,799

		10,093,945

Singapore—0.2%
BOC Aviation, Ltd.	67,600	656,060

South Africa—3.4%
African Rainbow Minerals, Ltd.	14,505	274,173
Anglo American Platinum, Ltd.	3,100	454,280

South Africa—(Continued)
AngloGold Ashanti, Ltd.	3,371	73,712
Coronation Fund Managers, Ltd.	100,826	374,262
Gold Fields, Ltd.	36,688	345,791
Impala Platinum Holdings, Ltd.	48,186	892,970
Kumba Iron Ore, Ltd.	15,222	627,336
Life Healthcare Group Holdings, Ltd. (a)	139,883	175,358
Motus Holdings, Ltd.	19,467	113,565
Mr. Price Group, Ltd.	17,391	228,137
MTN Group	37,344	219,529
MultiChoice Group	26,287	229,587
Naspers, Ltd. - N Shares	20,970	5,028,887
Old Mutual, Ltd.	639,820	547,560
PSG Group, Ltd.	23,723	113,560
Reunert, Ltd.	45,892	156,952
Shoprite Holdings, Ltd. (b)	85,471	909,961
Sibanye Stillwater, Ltd.	160,528	714,068
Standard Bank Group, Ltd.	42,168	357,946
Tiger Brands, Ltd.	20,815	297,774
Vodacom Group, Ltd.	54,463	465,940
Woolworths Holdings, Ltd. (a)	104,305	349,499

		12,950,847

South Korea—12.8%
AMOREPACIFIC Group	2,145	123,361
Celltrion, Inc. (a)	2,238	644,816
Cheil Worldwide, Inc.	17,726	333,494
Chong Kun Dang Pharmaceutical Corp.	1,445	176,917
CJ CheilJedang Corp.	809	294,750
Com2uSCorp	4,670	699,229
Daishin Securities Co., Ltd.	17,173	247,502
DB HiTek Co., Ltd.	8,189	411,839
DB Insurance Co., Ltd.	6,966	290,836
DoubleUGames Co., Ltd.	3,107	188,710
E-MART, Inc.	5,789	878,568
Fila Holdings Corp.	9,146	349,078
Green Cross Corp.	1,108	354,746
Green Cross Holdings Corp.	3,469	107,443
GS Engineering & Construction Corp.	4,108	156,845
GS Home Shopping, Inc.	3,848	510,944
Hana Financial Group, Inc.	24,307	917,083
Huons Co., Ltd.	774	38,477
Hyosung TNC Corp.	573	291,849
Hyundai Glovis Co., Ltd.	4,434	738,238
Hyundai Home Shopping Network Corp.	1,412	101,104
Hyundai Mobis Co., Ltd.	4,554	1,182,493
Hyundai Motor Co.	8,643	1,676,631
i-SENS, Inc.	2,515	54,764
Kakao Corp.	887	391,756
KB Financial Group, Inc.	33,991	1,684,631
KEPCO Plant Service & Engineering Co., Ltd.	6,230	173,292
Kia Motors Corp.	22,244	1,636,995
KIWOOM Securities Co., Ltd.	619	69,293
Kolon Industries, Inc.	4,785	254,599
Korea Investment Holdings Co., Ltd.	2,221	168,502
Korea Petrochemical Ind Co., Ltd.	133	38,489
Korea Real Estate Investment & Trust Co., Ltd.	29,637	63,237

BHFTI-348

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—(Continued)
KT&G Corp.	12,527	$901,628
Kumho Petrochemical Co., Ltd.	4,672	1,099,495
LG Chem, Ltd.	1,518	1,085,274
LG Electronics, Inc.	10,305	1,373,213
LG Innotek Co., Ltd.	4,790	873,680
LS Electric Co., Ltd.	909	49,162
Mirae Asset Daewoo Co., Ltd.	88,346	773,102
NAVER Corp.	3,268	1,093,064
NCSoft Corp.	207	160,187
NH Investment & Securities Co., Ltd.	25,290	261,075
POSCO	2,643	757,430
Posco International Corp.	8,319	148,746
Samjin Pharmaceutical Co., Ltd.	5,071	108,946
Samsung C&T Corp.	2,810	310,545
Samsung Electro-Mechanics Co., Ltd.	6,831	1,143,106
Samsung Electronics Co., Ltd.	226,047	16,327,630
Samsung Engineering Co., Ltd. (a)	18,967	235,799
Samsung Life Insurance Co., Ltd.	972	67,260
Samsung SDI Co., Ltd.	1,250	732,515
Samsung Securities Co., Ltd.	11,431	400,023
Seegene, Inc.	305	35,195
Shinhan Financial Group Co., Ltd.	28,022	929,116
Silicon Works Co., Ltd.	7,772	522,390
SK Gas, Ltd.	1,348	127,048
SK Holdings Co., Ltd.	2,081	521,233
SK Hynix, Inc.	19,798	2,331,363
SK Telecom Co., Ltd.	1,419	345,626
Soulbrain Co., Ltd.	1,435	369,139
Suheung Co., Ltd.	2,317	104,884
Vieworks Co., Ltd.	3,560	113,651

		48,552,036

Taiwan—13.8%
Acer, Inc.	57,000	62,990
ASE Technology Holding Co., Ltd.	251,000	957,020
Asustek Computer, Inc.	36,000	472,115
Bioteque Corp.	17,000	76,921
Cathay Financial Holding Co., Ltd.	809,251	1,367,822
Cheng Loong Corp.	314,000	385,349
Cheng Uei Precision Industry Co., Ltd.	88,000	148,758
Chipbond Technology Corp.	113,000	308,513
ChipMOS Technologies, Inc.	231,000	361,185
CTBC Financial Holding Co., Ltd.	1,782,000	1,381,771
Delta Electronics, Inc.	21,000	213,956
Far Eastern Department Stores, Ltd.	146,000	122,808
Far Eastern International Bank	156,180	58,587
Far Eastern New Century Corp.	54,000	57,251
First Financial Holding Co., Ltd.	666,171	518,561
Fubon Financial Holding Co., Ltd.	706,000	1,408,714
Gamania Digital Entertainment Co., Ltd.	33,000	77,252
Giant Manufacturing Co., Ltd.	3,642	44,150
Great Wall Enterprise Co., Ltd.	55,000	105,447
Ho Tung Chemical Corp. (a)	236,000	82,015
Hon Hai Precision Industry Co., Ltd.	746,000	3,272,076
Huaku Development Co., Ltd.	33,000	107,860
King’s Town Bank Co., Ltd.	234,000	323,745

Taiwan—(Continued)
Kung Long Batteries Industrial Co., Ltd.	7,000	36,361
Lite-On Technology Corp.	376,000	831,517
MediaTek, Inc.	44,000	1,512,223
Micro-Star International Co., Ltd.	23,000	141,576
Nien Made Enterprise Co., Ltd.	18,000	251,394
Novatek Microelectronics Corp.	68,000	1,385,580
Pegatron Corp.	198,000	515,019
Phison Electronics Corp.	7,000	120,997
Pou Chen Corp.	510,000	590,176
Powertech Technology, Inc.	174,000	646,026
Quanta Computer, Inc.	255,000	876,974
Sanyang Motor Co., Ltd.	58,000	63,269
Simplo Technology Co., Ltd.	41,000	535,686
Sino-American Silicon Products, Inc.	114,000	679,213
SinoPac Financial Holdings Co., Ltd.	2,223,000	1,002,760
Taishin Financial Holding Co., Ltd.	1,971,023	925,046
Taiwan Cement Corp.	294,939	485,410
Taiwan Hon Chuan Enterprise Co., Ltd.	38,000	92,349
Taiwan Semiconductor Manufacturing Co., Ltd.	1,149,000	23,891,634
Teco Electric and Machinery Co., Ltd.	120,000	136,062
Test Research, Inc.	28,000	58,116
Tripod Technology Corp.	137,000	676,231
Tung Ho Steel Enterprise Corp.	126,000	196,986
Uni-President Enterprises Corp.	360,000	924,129
United Integrated Services Co., Ltd.	15,000	130,621
United Microelectronics Corp.	929,000	1,659,346
Wistron Corp.	406,000	477,495
YFY, Inc.	180,000	199,898
Yuanta Financial Holding Co., Ltd.	1,395,160	1,101,881
Zhen Ding Technology Holding, Ltd.	46,000	195,113

		52,253,954

Thailand—2.0%
Advanced Info Service PCL (NVDR)	27,700	153,790
AP Thailand PCL (NVDR)	1,717,700	451,036
Charoen Pokphand Foods PCL (NVDR)	348,700	329,173
Chularat Hospital PCL - Class F	2,217,900	207,241
Delta Electronics Thailand PCL	15,600	144,768
Kiatnakin Phatra Bank PCL (NVDR)	253,600	495,027
PTT Exploration & Production PCL (NVDR)	283,500	1,033,614
PTT PCL	918,000	1,204,416
Quality Houses PCL (NVDR)	3,904,500	307,489
Siam Cement PCL (The)	35,200	449,434
Siam Commercial Bank PCL (The)	165,800	591,574
SPCG PCL	70,100	43,742
Supalai PCL	311,200	213,110
Supalai PCL (NVDR)	337,200	231,524
Thai Union Group PCL (NVDR)	1,150,900	542,396
Thai Vegetable Oil PCL (NVDR)	106,600	108,329
Thanachart Capital PCL	299,000	363,584
Tisco Financial Group PCL (NVDR)	224,000	698,305

		7,568,552

Turkey—0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	20,226	51,612
Coca-Cola Icecek A/S	27,209	226,552

BHFTI-349

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Turkey—(Continued)
Ford Otomotiv Sanayi A/S	31,922	$745,123
KOC Holding A/S	14,123	33,388
Tofas Turk Otomobil Fabrikasi A/S	38,314	153,507
Turkcell Iletisim Hizmetleri A/S	296,489	537,301

		1,747,483

United Arab Emirates—0.8%
Abu Dhabi Commercial Bank PJSC	149,362	251,786
Abu Dhabi Islamic Bank PJSC	108,451	144,118
Aldar Properties PJSC	726,733	744,439
Dubai Islamic Bank PJSC	417,787	517,922
Emirates NBD Bank PJSC	119,300	373,851
Emirates Telecommunications Group Co. PJSC	145,958	859,446

		2,891,562

Total Common Stocks (Cost $289,062,351)		364,766,694

Preferred Stocks—1.4%

Brazil—0.7%
Banco Bradesco S.A.	101,600	483,212
Itausa S.A.	376,100	689,571
Lojas Americanas S.A.	54,800	217,695
Petroleo Brasileiro S.A.	214,500	918,417
Randon S.A. Implementos e Participacoes	33,100	80,564
Unipar Carbocloro S.A.	5,600	67,684

		2,457,143

Chile—0.1%
Embotelladora Andina S.A.	138,598	367,448

South Korea—0.6%
Samsung Electronics Co., Ltd.	36,812	2,381,666

Total Preferred Stocks (Cost $4,024,158)		5,206,257

Short-Term Investment—1.7%

Mutual Funds—1.7%
AIM STIT-STIC Prime Portfolio	6,454,933	6,454,933

Total Short-Term Investments (Cost $6,454,933)		6,454,933

Securities Lending Reinvestments (e)—0.5%

Repurchase Agreements—0.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $64,835; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $66,132.	64,835	64,835
Natixis New York Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $38,438; collateralized by U.S. Treasury Obligations with rates ranging from 0.069% - 2.750%, maturity dates ranging from 08/31/21 - 01/15/31, and an aggregate market value of $39,206.	38,438	38,438
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $102,000.	100,000	100,000

		203,273

Mutual Funds—0.4%
AB Government Money Market Portfolio, Institutional Class 0.010% (f)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (f)	300,000	300,000
Fidelity Government Portfolio, Institutional Class 0.010% (f)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.030% (f)	400,000	400,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	400,000	400,000

		1,700,000

Total Securities Lending Reinvestments (Cost $1,903,273)		1,903,273

Total Investments—99.9% (Cost $301,444,715)		378,331,157
Other assets and liabilities (net)—0.1%		244,984

Net Assets—100.0%		$378,576,141

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $4,059,969 and the collateral received consisted of cash in the amount of $1,903,273 and non-cash collateral with a value of $2,420,999. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 0.2% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $431,779, which is 0.1% of net assets.

BHFTI-350

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Ten Largest Industries as of March 31, 2021 (Unaudited)	% of Net Assets
Banks	12.0
Internet & Direct Marketing Retail	10.0
Semiconductors & Semiconductor Equipment	9.3
Interactive Media & Services	7.2
Technology Hardware, Storage & Peripherals	6.5
Oil, Gas & Consumable Fuels	4.5
Metals & Mining	4.1
Automobiles	2.8
Electronic Equipment, Instruments & Components	2.7
Insurance	2.6

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI Emerging Markets Index Mini Futures	06/18/21	114	USD	7,538,250	$(67,113)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTI-351

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$369,119	$—	$—	$369,119
Brazil	15,175,054	—	—	15,175,054
Chile	753,259	—	—	753,259
China	37,354,004	99,110,235	768,618	137,232,857
Colombia	284,694	—	—	284,694
Czech Republic	—	399,057	—	399,057
Egypt	—	286,461	—	286,461
Greece	—	1,184,177	—	1,184,177
Hong Kong	—	3,710,074	—	3,710,074
Hungary	—	1,055,559	—	1,055,559
India	4,454,141	30,557,421	—	35,011,562
Indonesia	543,720	4,209,910	—	4,753,630
Malaysia	—	3,686,618	—	3,686,618
Mexico	6,728,644	—	—	6,728,644
Peru	122,913	—	—	122,913
Philippines	—	1,775,359	—	1,775,359
Poland	—	1,996,828	—	1,996,828
Qatar	—	1,822,454	—	1,822,454
Russia	1,546,807	10,157,129	—	11,703,936
Saudi Arabia	—	10,093,945	—	10,093,945
Singapore	—	656,060	—	656,060
South Africa	—	12,950,847	—	12,950,847
South Korea	—	48,552,036	—	48,552,036
Taiwan	—	52,253,954	—	52,253,954
Thailand	3,371,659	4,196,893	—	7,568,552
Turkey	—	1,747,483	—	1,747,483
United Arab Emirates	—	2,891,562	—	2,891,562
Total Common Stocks	70,704,014	293,294,062	768,618	364,766,694
Preferred Stocks
Brazil	2,457,143	—	—	2,457,143
Chile	367,448	—	—	367,448
South Korea	—	2,381,666	—	2,381,666
Total Preferred Stocks	2,824,591	2,381,666	—	5,206,257
Total Short-Term Investment*	6,454,933	—	—	6,454,933
Securities Lending Reinvestments
Repurchase Agreements	—	203,273	—	203,273
Mutual Funds	1,700,000	—	—	1,700,000
Total Securities Lending Reinvestments	1,700,000	203,273	—	1,903,273
Total Investments	$81,683,538	$295,879,001	$768,618	$378,331,157

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(67,113)	$—	$—	$(67,113)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

During the period ended March 31, 2021, a transfer from Level 1 to Level 3 in the amount of $808,399 was due to a trading halt on the security which resulted in the lack of observable inputs.

BHFTI-352

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—99.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—99.6%
Energy Select Sector SPDR Fund (a)	836,946	$41,060,571
Financial Select Sector SPDR Fund (a)	1,300,527	44,282,944
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,490,521	42,924,129
iShares Core MSCI Emerging Markets ETF (b)	2,457,396	158,158,007
iShares Core S&P Mid-Cap ETF (b)	175,335	45,636,194
iShares Core S&P Small-Cap ETF (b)	1,220,238	132,432,430
iShares MSCI Canada ETF (b)	671,439	22,862,498
iShares MSCI EAFE ETF (b)	2,385,729	181,005,259
iShares TIPS Bond ETF (b)	893,114	112,085,807
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	2,168,076	235,886,669
SPDR S&P 500 ETF Trust (a) (b)	1,730,669	685,916,045
SPDR S&P International Small Cap ETF (a) (b)	1,257,268	46,984,105
Technology Select Sector SPDR Fund (a)	352,648	46,835,181
Vanguard FTSE Pacific ETF (b)	1,103,338	90,098,581
Vanguard Long-Term Corporate Bond ETF (b)	334,009	33,818,411
Vanguard Real Estate ETF	258,972	23,789,168
Vanguard Total Bond Market ETF	3,404,209	288,404,587

Total Mutual Funds (Cost $1,906,945,842)		2,232,180,586

Short-Term Investment—0.4%

Mutual Funds—0.4%
AIM STIT-STIC Prime Portfolio	9,204,830	9,204,830

Total Short-Term Investments (Cost $9,204,830)		9,204,830

Securities Lending Reinvestments (c)—22.8%

Certificates of Deposit—4.3%
China Construction Bank Corp.
0.100%, 04/01/21	5,000,000	4,999,990
0.100%, 04/07/21	8,000,000	8,000,112
Credit Suisse AG 0.290%, 05/17/21	3,002,791	3,000,585
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	10,000,000	9,999,900
Mitsubishi UFJ Trust International Ltd.
Zero Coupon, 05/05/21	3,997,924	3,999,440
Zero Coupon, 05/10/21	1,998,803	1,999,680
Mizuho Bank, Ltd. 0.200%, 09/14/21	5,000,000	4,999,770
MUFG Bank Ltd. Zero Coupon, 04/22/21	4,997,501	4,999,500
Zero Coupon, 09/02/21	4,994,894	4,994,400
National Westminster Bank plc Zero Coupon, 06/02/21	2,998,576	2,999,190
Norinchukin Bank 0.210%, 04/07/21	8,000,000	8,000,184
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	2,000,000	2,000,286

Certificates of Deposit—(Continued)
Societe Generale 0.230%, 04/05/21	5,000,000	5,000,095
Standard Chartered Bank
0.247%, 3M LIBOR + 0.060%, 06/21/21 (d)	5,000,000	5,000,025
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (d)	10,000,000	10,000,480
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 09/20/21	4,993,679	4,994,950
0.260%, 06/18/21	5,000,000	5,001,205
Svenska Handelsbanken AB 0.251%, 3M LIBOR + 0.070%, 11/19/21 (d)	2,000,000	2,000,612

		96,989,554

Commercial Paper—1.0%
Sheffield Receivable 0.220%, 04/06/21	9,994,500	9,999,680
Societe Generale 0.280%, 06/07/21	1,997,091	1,999,406
UBS AG 0.200%, 09/15/21	9,989,778	9,988,820

		21,987,906

Master Demand Notes—0.5%
Natixis Financial Products LLC 0.300%, OBFR + 0.230%, 04/01/21 (d)	12,000,000	12,000,000

Repurchase Agreements—13.0%
Barclays Bank plc
Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $35,001,497; collateralized by various Common Stock with an aggregate market value of $38,889,602.	35,000,000	35,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $20,006,806; collateralized by various Common Stock with an aggregate market value of $22,226,975.	20,000,000	20,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $20,006,806; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $20,962,772.	20,000,000	20,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $33,000,018; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $33,660,000.	33,000,000	33,000,000

BHFTI-353

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $10,004,083; collateralized by various Common Stock with an aggregate market value of $11,000,000.	10,000,000	$10,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $5,344,451.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $17,500,029; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $17,850,006.	17,500,000	17,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $4,900,023; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $4,998,015.	4,900,000	4,900,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $23,065,388; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $23,526,696.	23,065,388	23,065,388
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $25,000,139; collateralized by various Common Stock with an aggregate market value of $27,778,241.	25,000,000	25,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $23,100,128; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $25,549,535.	23,100,000	23,100,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $11,000,503; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $12,166,445.	11,000,000	11,000,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $3,800,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $4,216,872.	3,800,000	3,800,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $50,000,236; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $55,495,844.	50,000,000	50,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $10,000,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $11,099,169.	10,000,000	10,000,000

		291,365,388

Time Deposits—1.7%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	5,000,000	5,000,000
Nordea Bank New York 0.020%, 04/01/21	5,000,000	5,000,000
Royal Bank of Canada London 0.060%, 04/01/21	20,000,000	20,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		37,000,000

Mutual Funds—2.3%
AB Government Money Market Portfolio, Institutional Class 0.010% (e)	25,000,000	25,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	25,000,000	25,000,000

		51,000,000

Total Securities Lending Reinvestments (Cost $510,340,178)		510,342,848

Total Investments—122.8% (Cost $2,426,490,850)		2,751,728,264
Other assets and liabilities (net)—(22.8)%		(510,679,174)

Net Assets—100.0%		$2,241,049,090

BHFTI-354

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $633,259,488 and the collateral received consisted of cash in the amount of $510,323,395 and non-cash collateral with a value of $135,582,289. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,232,180,586	$—	$—	$2,232,180,586
Total Short-Term Investment*	9,204,830	—	—	9,204,830
Securities Lending Reinvestments
Certificates of Deposit	—	96,989,554	—	96,989,554
Commercial Paper	—	21,987,906	—	21,987,906
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	291,365,388	—	291,365,388
Time Deposits	—	37,000,000	—	37,000,000
Mutual Funds	51,000,000	—	—	51,000,000
Total Securities Lending Reinvestments	51,000,000	459,342,848	—	510,342,848
Total Investments	$2,292,385,416	$459,342,848	$—	$2,751,728,264

Collateral for Securities Loaned (Liability)	$—	$(510,323,395)	$—	$(510,323,395)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-355

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mutual Funds—99.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—99.3%
Communication Services Select Sector SPDR Fund (a) (b)	243,765	$17,872,850
Consumer Discretionary Select Sector SPDR Fund (b)	110,370	18,549,886
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	989,103	17,047,190
iShares Core MSCI Emerging Markets ETF (a)	1,238,744	79,725,564
iShares Core S&P Mid-Cap ETF (a)	173,753	45,224,431
iShares Core S&P Small-Cap ETF (a)	644,573	69,955,508
iShares MSCI Canada ETF (a)	526,177	17,916,327
iShares MSCI EAFE ETF	1,643,185	124,668,446
iShares TIPS Bond ETF (a)	210,439	26,410,094
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	450,244	48,986,547
SPDR S&P 500 ETF Trust (a) (b)	792,156	313,955,187
SPDR S&P International Small Cap ETF (b)	724,723	27,082,899
Technology Select Sector SPDR Fund (a) (b)	136,520	18,131,221
Vanguard FTSE Pacific ETF	435,953	35,599,922
Vanguard Long-Term Corporate Bond ETF (a)	131,706	13,335,232
Vanguard Real Estate ETF (a)	101,844	9,355,390

Total Mutual Funds (Cost $704,279,312)		883,816,694

Short-Term Investment—0.3%

Mutual Funds—0.3%
AIM STIT-STIC Prime Portfolio	2,665,910	2,665,910

Total Short-Term Investments (Cost $2,665,910)		2,665,910

Securities Lending Reinvestments (c)—26.0%

Certificates of Deposit—5.1%
China Construction Bank Corp. 0.100%, 04/07/21	5,000,000	5,000,070
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	4,000,000	3,999,960
Mitsubishi UFJ Trust International Ltd.
Zero Coupon, 05/05/21	2,998,443	2,999,580
Zero Coupon, 05/10/21	1,998,803	1,999,680
Mizuho Bank, Ltd. 0.200%, 09/14/21	5,000,000	4,999,770
MUFG Bank Ltd. Zero Coupon, 04/22/21	1,999,001	1,999,800
Norinchukin Bank 0.210%, 04/07/21	4,000,000	4,000,092
Societe Generale 0.230%, 04/05/21	5,000,000	5,000,095
Sumitomo Mitsui Banking Corp. 0.220%, 3M LIBOR + 0.030%, 09/10/21 (d)	5,000,000	5,000,240
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 09/20/21	4,993,679	4,994,950

		44,993,387

Commercial Paper—1.3%
Antalis S.A. 0.230%, 04/05/21	2,998,256	2,999,925
Sheffield Receivable 0.220%, 04/06/21	3,997,800	3,999,872
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		11,994,207

Repurchase Agreements—16.7%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $20,000,856; collateralized by various Common Stock with an aggregate market value of $22,222,630.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $10,003,403; collateralized by various Common Stock with an aggregate market value of $11,113,488.	10,000,000	10,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $25,000,014; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $25,500,000.	25,000,000	25,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $4,001,633; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $4,275,561.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $12,100,020; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $12,342,004.	12,100,000	12,100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $3,400,016; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $3,468,010.	3,400,000	3,400,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $11,213,790; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $11,438,066.	11,213,791	11,213,791

BHFTI-356

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $5,000,028; collateralized by various Common Stock with an aggregate market value of $5,555,648.	5,000,000	$5,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $9,000,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $9,954,364.	9,000,000	9,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $10,000,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $11,060,405.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $3,200,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,539,329.	3,200,000	3,200,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,500,073; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,664,555.	1,500,000	1,500,000
Nomura Securities
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $10,000,000; collateralized by U.S. Treasury Obligations at 1.500%, maturing 09/30/21, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $12,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $12,240,002.	12,000,000	12,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $7,000,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $7,769,418.	7,000,000	7,000,000

		148,413,791

Time Deposits—2.9%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000

Time Deposits—(Continued)
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Royal Bank of Canada London 0.060%, 04/01/21	10,000,000	10,000,000
Svenska NY 0.020%, 04/01/21	4,000,000	4,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $231,400,056)		231,401,385

Total Investments—125.6% (Cost $938,345,278)		1,117,883,989
Other assets and liabilities (net)—(25.6)%		(228,155,531)

Net Assets—100.0%		$889,728,458

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $254,582,573 and the collateral received consisted of cash in the amount of $231,387,130 and non-cash collateral with a value of $27,895,089. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-357

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$883,816,694	$—	$—	$883,816,694
Total Short-Term Investment*	2,665,910	—	—	2,665,910
Total Securities Lending Reinvestments*	—	231,401,385	—	231,401,385
Total Investments	$886,482,604	$231,401,385	$—	$1,117,883,989

Collateral for Securities Loaned (Liability)	$—	$(231,387,130)	$—	$(231,387,130)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-358

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Boeing Co. (The) (a) (b)	110,205	$28,071,418

Air Freight & Logistics—2.4%
United Parcel Service, Inc. - Class B	476,914	81,070,611

Airlines—0.9%
Southwest Airlines Co. (a) (b)	501,340	30,611,820

Auto Components—1.1%
Magna International, Inc.	434,644	38,266,058

Banks—8.7%
Bank of America Corp.	1,165,748	45,102,790
Fifth Third Bancorp (a)	1,480,074	55,428,771
JPMorgan Chase & Co.	399,235	60,775,544
Signature Bank	127,400	28,805,140
Wells Fargo & Co.	2,629,808	102,746,599

		292,858,844

Beverages—0.8%
Coca-Cola Co. (The)	482,000	25,406,220

Biotechnology—1.8%
AbbVie, Inc.	433,300	46,891,726
Gilead Sciences, Inc. (a)	193,331	12,494,983

		59,386,709

Building Products—0.6%
Fortune Brands Home & Security, Inc. (a)	202,300	19,384,386

Capital Markets—5.6%
Charles Schwab Corp. (The)	850,700	55,448,626
Goldman Sachs Group, Inc. (The)	88,000	28,776,000
Morgan Stanley	970,971	75,405,608
State Street Corp.	345,600	29,033,856

		188,664,090

Chemicals—3.0%
CF Industries Holdings, Inc.	849,491	38,549,902
DuPont de Nemours, Inc.	354,365	27,385,327
International Flavors & Fragrances, Inc.	245,007	34,205,427

		100,140,656

Commercial Services & Supplies—0.4%
Stericycle, Inc. (b)	205,021	13,840,968

Communications Equipment—1.7%
Cisco Systems, Inc.	1,116,487	57,733,543

Consumer Finance—0.5%
Capital One Financial Corp.	132,409	16,846,397

Containers & Packaging—2.1%
International Paper Co.	1,280,550	69,239,338

Diversified Financial Services—1.5%
Equitable Holdings, Inc.	1,594,485	52,012,101

Electric Utilities—4.8%
Edison International (a)	355,999	20,861,541
Entergy Corp.	242,000	24,071,740
NextEra Energy, Inc. (a)	462,296	34,954,201
Southern Co. (The)	1,312,829	81,605,451

		161,492,933

Electrical Equipment—0.6%
Rockwell Automation, Inc.	82,100	21,792,624

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	221,294	28,571,268

Entertainment—1.2%
Walt Disney Co. (The) (b)	213,047	39,311,432

Equity Real Estate Investment Trusts—3.3%
AvalonBay Communities, Inc.	109,000	20,111,590
Welltower, Inc. (a)	389,000	27,864,070
Weyerhaeuser Co. (a)	1,769,354	62,989,002

		110,964,662

Food & Staples Retailing—0.8%
Walmart, Inc.	194,169	26,373,975

Food Products—3.2%
Bunge, Ltd. (a)	356,286	28,242,791
Conagra Brands, Inc. (a)	914,300	34,377,680
Tyson Foods, Inc. - Class A	606,340	45,051,062

		107,671,533

Health Care Equipment & Supplies—5.1%
Becton Dickinson & Co. (a)	196,450	47,766,818
Hologic, Inc. (b)	401,076	29,832,033
Medtronic plc	525,256	62,048,491
Zimmer Biomet Holdings, Inc.	194,700	31,167,576

		170,814,918

Health Care Providers & Services—2.1%
Anthem, Inc.	92,000	33,023,400
CVS Health Corp.	483,652	36,385,140

		69,408,540

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp. (b)	335,468	20,383,036

Household Products—0.7%
Kimberly-Clark Corp.	169,213	23,529,068

Industrial Conglomerates—3.5%
General Electric Co.	8,920,749	117,129,434

BHFTI-359

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—6.6%
American International Group, Inc.	1,984,845	$91,719,688
Chubb, Ltd.	452,922	71,548,088
Hartford Financial Services Group, Inc. (The)	125,600	8,388,824
Marsh & McLennan Cos., Inc.	291,356	35,487,161
Principal Financial Group, Inc. (a)	209,900	12,585,604

		219,729,365

Interactive Media & Services—0.5%
Alphabet, Inc. - Class C (b)	8,000	16,549,040

IT Services—0.5%
Fiserv, Inc. (a) (b)	136,000	16,189,440

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc. (a)	45,275	20,662,604

Machinery—2.8%
Caterpillar, Inc.	171,000	39,649,770
Cummins, Inc. (a)	100,000	25,911,000
Illinois Tool Works, Inc. (a)	123,451	27,346,865

		92,907,635

Media—2.8%
Comcast Corp. - Class A	798,219	43,191,630
Fox Corp. - Class B	564,654	19,723,364
News Corp. - Class A	1,236,058	31,432,955

		94,347,949

Multi-Utilities—2.2%
Ameren Corp. (a)	386,600	31,453,776
Sempra Energy (a)	324,051	42,962,682

		74,416,458

Multiline Retail—0.6%
Kohl’s Corp. (a)	334,264	19,925,477

Oil, Gas & Consumable Fuels—6.0%
ConocoPhillips	728,200	38,572,754
Exxon Mobil Corp. (a)	693,916	38,741,330
Pioneer Natural Resources Co.	154,500	24,537,690
TC Energy Corp.	563,573	25,783,465
TOTAL SE (ADR) (a)	1,606,662	74,774,049

		202,409,288

Pharmaceuticals—4.5%
Elanco Animal Health, Inc. (b)	882,013	25,975,283
Johnson & Johnson	327,759	53,867,192
Merck & Co., Inc.	348,912	26,897,626
Perrigo Co. plc	432,101	17,487,127
Pfizer, Inc.	769,995	27,896,919

		152,124,147

Professional Services—0.6%
Nielsen Holdings plc	751,800	18,907,770

Semiconductors & Semiconductor Equipment—6.7%
Applied Materials, Inc.	566,542	75,690,011
NXP Semiconductors NV	141,400	28,469,476
QUALCOMM, Inc.	508,343	67,401,199
Texas Instruments, Inc.	276,703	52,294,100

		223,854,786

Software—2.9%
Citrix Systems, Inc. (a)	182,000	25,545,520
Microsoft Corp.	301,989	71,199,947

		96,745,467

Specialty Retail—1.1%
TJX Cos., Inc. (The)	553,000	36,580,950

Tobacco—1.4%
Philip Morris International, Inc. (a)	529,253	46,965,911

Total Common Stocks (Cost $2,469,371,260)		3,303,292,869

Convertible Preferred Stocks—0.8%

Electric Utilities—0.4%
Southern Co. (The) 6.750%, 08/01/22 (a)	246,505	12,554,500

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.000%, 06/01/23 (a)	137,731	7,398,909

Multi-Utilities—0.2%
Sempra Energy 6.750%, 07/15/21 (a)	45,416	4,753,239

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23 (a)	19,833	909,938

Total Convertible Preferred Stocks (Cost $24,787,485)		25,616,586

Short-Term Investment—0.6%

Mutual Funds—0.6%
T. Rowe Price Treasury Reserve Fund (c)	19,405,803	19,405,803

Total Short-Term Investments (Cost $19,405,803)		19,405,803

BHFTI-360

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—3.8%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.8%
Bank of Montreal (Chicago)
0.175%, 3M LIBOR - 0.010%, 06/09/21 (e)	2,000,000	$2,000,044
China Construction Bank Corp. 0.100%, 04/01/21	5,000,000	4,999,990
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	3,000,000	2,999,970
MUFG Bank Ltd. Zero Coupon, 04/22/21	1,999,001	1,999,800
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (e)	1,000,000	1,000,380
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	1,996,988	1,999,660
Svenska Handelsbanken AB 0.202%, 3M LIBOR + 0.020%, 09/17/21 (e)	4,000,000	4,000,128
Toronto-Dominion Bank 0.368%, 3M LIBOR + 0.130%, 07/02/21 (e)	5,000,000	5,001,820

		26,001,252

Commercial Paper—0.2%
Antalis S.A. 0.230%, 04/05/21	1,998,837	1,999,950
Sheffield Receivable 0.220%, 04/06/21	3,997,800	3,999,872
UBS AG 0.200%, 09/15/21	1,997,956	1,997,764

		7,997,586

Repurchase Agreements—2.3%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $5,000,214; collateralized by various Common Stock with an aggregate market value of $5,555,657.	5,000,000	5,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $10,000,006; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,501,021; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $10,004,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $10,688,903.	10,000,000	10,000,000
Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $6,400,011; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $6,528,002.	6,400,000	6,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,800,009; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,836,005.	1,800,000	1,800,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $14,761,924; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $15,057,163.	14,761,924	14,761,924
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $15,700,087; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $17,364,835.	15,700,000	15,700,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $3,000,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $3,329,110.	3,000,000	3,000,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $9,200,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $9,384,001.	9,200,000	9,200,000

		78,361,924

Time Deposits—0.3%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	4,000,000	4,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000

		11,000,000

BHFTI-361

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.2%
Wells Fargo Government Money Market Fund, Select Class 0.030% (f)	5,000,000	$5,000,000

Total Securities Lending Reinvestments (Cost $128,358,309)		128,360,762

Total Investments—103.7% (Cost $2,641,922,857)		3,476,676,020
Other assets and liabilities (net)—(3.7)%		(124,463,239)

Net Assets—100.0%		$3,352,212,781

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $119,845,249 and the collateral received consisted of cash in the amount of $128,351,556. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,303,292,869	$—	$—	$3,303,292,869
Total Convertible Preferred Stocks*	25,616,586	—	—	25,616,586
Total Short-Term Investment*	19,405,803	—	—	19,405,803
Securities Lending Reinvestments
Certificates of Deposit	—	26,001,252	—	26,001,252
Commercial Paper	—	7,997,586	—	7,997,586
Repurchase Agreements	—	78,361,924	—	78,361,924
Time Deposits	—	11,000,000	—	11,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	123,360,762	—	128,360,762
Total Investments	$3,353,315,258	$123,360,762	$—	$3,476,676,020

Collateral for Securities Loaned (Liability)	$—	$(128,351,556)	$—	$(128,351,556)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-362

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
BWX Technologies, Inc. (a)	202,000	$13,319,880
Textron, Inc.	572,000	32,077,760

		45,397,640

Airlines—1.0%
Alaska Air Group, Inc. (b)	144,000	9,966,240
Southwest Airlines Co. (b)	143,000	8,731,580

		18,697,820

Auto Components—1.0%
Aptiv plc (b)	130,000	17,927,000

Banks—0.5%
Webster Financial Corp. (a)	167,000	9,203,370

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (b)	5,000	6,031,400
Fortinet, Inc. (b)	62,000	11,434,040

		17,465,440

Biotechnology—4.7%
Alkermes plc (b)	353,000	6,594,040
Alnylam Pharmaceuticals, Inc. (a) (b)	59,000	8,330,210
Argenx SE (ADR) (b)	36,000	9,914,040
Ascendis Pharma A/S (ADR) (b)	15,000	1,933,200
Exact Sciences Corp. (b)	72,000	9,488,160
Exelixis, Inc. (b)	120,000	2,710,800
Incyte Corp. (b)	166,000	13,490,820
Ionis Pharmaceuticals, Inc. (a) (b)	178,000	8,002,880
Kodiak Sciences, Inc. (a) (b)	9,000	1,020,510
Neurocrine Biosciences, Inc. (b)	71,000	6,904,750
Seagen, Inc. (b)	82,000	11,386,520
Ultragenyx Pharmaceutical, Inc. (a) (b)	48,000	5,465,280

		85,241,210

Capital Markets—3.4%
Cboe Global Markets, Inc.	164,000	16,185,160
KKR & Co., Inc.	335,000	16,364,750
MarketAxess Holdings, Inc.	17,000	8,464,640
Raymond James Financial, Inc.	48,000	5,882,880
Tradeweb Markets, Inc. - Class A	210,000	15,540,000

		62,437,430

Chemicals—0.5%
RPM International, Inc. (a)	96,000	8,817,600

Commercial Services & Supplies—0.4%
Waste Connections, Inc.	72,000	7,774,560

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	19,000	6,380,580

Containers & Packaging—4.1%
Avery Dennison Corp. (a)	95,000	17,446,750
Ball Corp.	453,000	38,387,220

Containers & Packaging—(Continued)
Packaging Corp. of America	48,000	6,455,040
Sealed Air Corp. (a)	262,000	12,004,840

		74,293,850

Diversified Consumer Services—1.2%
Bright Horizons Family Solutions, Inc. (b)	24,000	4,114,800
Terminix Global Holdings, Inc. (a) (b)	361,000	17,208,870

		21,323,670

Electric Utilities—0.2%
Eversource Energy	47,000	4,069,730

Electrical Equipment—0.5%
Array Technologies, Inc. (a) (b)	222,000	6,620,040
Shoals Technologies Group, Inc. - Class A (a) (b)	96,000	3,338,880

		9,958,920

Electronic Equipment, Instruments & Components—3.5%
Amphenol Corp. - Class A	118,000	7,784,460
Cognex Corp. (a)	57,000	4,730,430
Corning, Inc. (a)	369,000	16,055,190
Keysight Technologies, Inc. (b)	155,000	22,227,000
National Instruments Corp.	297,000	12,825,945

		63,623,025

Entertainment—1.7%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	190,000	8,225,100
Playtika Holding Corp. (a) (b)	102,000	2,775,420
Spotify Technology S.A. (b)	31,000	8,306,450
Zynga, Inc. - Class A (a) (b)	1,096,000	11,190,160

		30,497,130

Food & Staples Retailing—1.3%
Casey’s General Stores, Inc. (a)	109,000	23,564,710

Food Products—0.5%
TreeHouse Foods, Inc. (a) (b)	178,000	9,298,720

Health Care Equipment & Supplies—9.6%
Alcon, Inc. (a) (b)	154,000	10,807,720
Align Technology, Inc. (b)	12,000	6,498,360
Cooper Cos., Inc. (The) (a)	76,000	29,190,840
Dentsply Sirona, Inc.	84,000	5,360,040
Hologic, Inc. (b)	640,000	47,603,200
ICU Medical, Inc. (b)	38,000	7,806,720
IDEXX Laboratories, Inc. (b)	7,000	3,425,170
Ortho Clinical Diagnostics Holdings plc (a) (b)	224,000	4,322,080
Quidel Corp. (a) (b)	77,000	9,850,610
Teleflex, Inc. (a)	102,000	42,376,920
West Pharmaceutical Services, Inc.	26,000	7,326,280

		174,567,940

Health Care Providers & Services—1.1%
Acadia Healthcare Co., Inc. (a) (b)	250,000	14,285,000

BHFTI-363

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Molina Healthcare, Inc. (a) (b)	24,000	$5,610,240

		19,895,240

Health Care Technology—1.2%
Multiplan Corp. (a) (b)	746,000	4,140,300
Veeva Systems, Inc. - Class A (b)	70,000	18,286,800

		22,427,100

Hotels, Restaurants & Leisure—4.4%
Chipotle Mexican Grill, Inc. (a) (b)	11,000	15,629,020
Domino’s Pizza, Inc. (a)	24,000	8,826,960
DraftKings, Inc. - Class A (a) (b)	94,000	5,765,020
Hilton Worldwide Holdings, Inc. (b)	190,000	22,974,800
Marriott International, Inc. - Class A (b)	48,000	7,109,280
MGM Resorts International	214,000	8,129,860
Vail Resorts, Inc. (a) (b)	38,000	11,083,080

		79,518,020

Household Products—0.3%
Reynolds Consumer Products, Inc. (a)	190,000	5,658,200

Industrial Conglomerates—0.8%
Roper Technologies, Inc.	35,000	14,116,900

Insurance—1.7%
Assurant, Inc.	96,000	13,609,920
Axis Capital Holdings, Ltd.	176,000	8,724,320
GoHealth, Inc. - Class A (a) (b)	128,000	1,496,320
Kemper Corp.	56,000	4,464,320
Selectquote, Inc. (a) (b)	82,000	2,419,820

		30,714,700

Interactive Media & Services—2.0%
IAC/InterActiveCorp. (b)	60,000	12,978,600
Match Group, Inc. (a) (b)	167,000	22,942,460

		35,921,060

Internet & Direct Marketing Retail—1.5%
Deliveroo Holdings plc † (b) (d)	1,484,400	5,281,412
DoorDash, Inc. - Class A (b)	5,250	688,432
DoorDash, Inc. - Series A † (b) (d)	7,875	981,016
Etsy, Inc. (b)	71,000	14,318,570
Farfetch, Ltd. - Class A (b)	99,933	5,298,448

		26,567,878

IT Services—3.4%
Black Knight, Inc. (b)	178,000	13,170,220
Broadridge Financial Solutions, Inc. (a)	47,000	7,195,700
FleetCor Technologies, Inc. (a) (b)	76,000	20,415,880
Jack Henry & Associates, Inc. (a)	24,000	3,641,280
Leidos Holdings, Inc.	48,000	4,621,440
SoFi, Inc. † (b) (c) (d)	196,078	5,566,878
WEX, Inc. (a) (b)	32,000	6,695,040

		61,306,438

Life Sciences Tools & Services—5.6%
Agilent Technologies, Inc.	274,000	34,836,360
Avantor, Inc. (b)	709,000	20,511,370
Bruker Corp.	458,000	29,440,240
PPD, Inc. (a) (b)	152,000	5,751,680
PRA Health Sciences, Inc. (b)	69,000	10,579,770

		101,119,420

Machinery—5.0%
Colfax Corp. (a) (b)	406,000	17,786,860
Fortive Corp.	226,000	15,964,640
IDEX Corp. (a)	114,000	23,862,480
Ingersoll Rand, Inc. (b)	662,000	32,577,020

		90,191,000

Media—0.1%
Vimeo, Inc. - Class A † (b) (c) (d)	31,514	1,050,592

Metals & Mining—0.4%
Kirkland Lake Gold, Ltd. (a)	223,000	7,537,400

Multi-Utilities—1.2%
Ameren Corp. (a)	84,000	6,834,240
Sempra Energy	108,000	14,318,640

		21,152,880

Multiline Retail—2.1%
Dollar General Corp.	104,000	21,072,480
Dollar Tree, Inc. (b)	154,000	17,626,840

		38,699,320

Oil, Gas & Consumable Fuels—0.2%
Venture Global LNG, Inc. - Series B † (b) (c) (d)	78	434,093
Venture Global LNG, Inc. - Series C † (b) (c) (d)	540	3,005,256

		3,439,349

Pharmaceuticals—3.5%
Catalent, Inc. (b)	358,000	37,700,980
Elanco Animal Health, Inc. (b)	406,000	11,956,700
Perrigo Co. plc	333,000	13,476,510

		63,134,190

Professional Services—5.5%
Clarivate plc (b)	800,000	21,112,000
CoStar Group, Inc. (a) (b)	22,000	18,081,580
Dun & Bradstreet Holdings, Inc. (a) (b)	241,000	5,738,210
Equifax, Inc.	100,000	18,113,000
TransUnion	203,000	18,270,000
Verisk Analytics, Inc.	99,000	17,492,310

		98,807,100

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A † (b) (d)	15,741	176,926

Road & Rail—1.4%
J.B. Hunt Transport Services, Inc. (a)	152,000	25,546,640

BHFTI-364

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—7.5%
Entegris, Inc.	147,000	$16,434,600
KLA Corp.	63,000	20,815,200
Lattice Semiconductor Corp. (b)	34,967	1,574,214
Marvell Technology Group, Ltd. (a)	524,000	25,665,520
Maxim Integrated Products, Inc.	114,000	10,416,180
Microchip Technology, Inc.	276,000	42,840,720
Skyworks Solutions, Inc.	94,000	17,247,120

		134,993,554

Software—5.3%
Atlassian Corp. plc - Class A (b)	61,000	12,856,360
Bentley Systems, Inc. - Class B (a)	30,000	1,407,900
Bill.com Holdings, Inc. (a) (b)	29,000	4,219,500
Ceridian HCM Holding, Inc. (a) (b)	190,000	16,011,300
Citrix Systems, Inc. (a)	75,000	10,527,000
Crowdstrike Holdings, Inc. - Class A (a) (b)	42,000	7,665,420
DocuSign, Inc. (b)	94,000	19,030,300
Five9, Inc. (a) (b)	27,000	4,220,910
Ncino, Inc. (a) (b)	31,000	2,068,320
Procore Technologies, Inc. † (b) (c) (d)	11,235	707,805
PTC, Inc. (b)	38,000	5,230,700
Splunk, Inc. (b)	82,000	11,109,360
Squarespace, Inc. - Class C † (b) (c) (d)	7,264	497,006

		95,551,881

Special Purpose Acquisition Companies— 0.3%
Dragoneer Growth Opportunities Corp. - Class A † (b) (d)	60,461	552,311
Dragoneer Growth Opportunities Corp. (b)	23,000	233,450
Gores Holdings V, Inc. † (b) (d)	216,692	1,946,328
Pershing Square Tontine Holdings, Ltd. - Class A (a) (b)	143,000	3,433,430

		6,165,519

Specialty Retail—3.5%
Burlington Stores, Inc. (b)	100,000	29,880,000
Five Below, Inc. (b)	28,000	5,342,120
O’Reilly Automotive, Inc. (b)	33,000	16,739,250
Ross Stores, Inc.	80,000	9,592,800

		61,554,170

Textiles, Apparel & Luxury Goods—0.5%
JAND, Inc. - Class A † (b) (c) (d)	3,714	91,107
lululemon athletica, Inc. (b)	8,000	2,453,680
VF Corp.	82,000	6,553,440

		9,098,227

Total Common Stocks (Cost $1,048,114,198)		1,744,884,049

Convertible Preferred Stocks—1.0%

Automobiles—0.9%
Rivian Automotive, Inc.
Series D † (b) (c) (d)	274,442	10,113,188

Automobiles—(Continued)
Rivian Automotive, Inc.
Series E † (b) (c) (d)	103,567	3,816,444
Sila Nano, Inc. Series F † (b) (c) (d)	43,934	1,813,279

		15,742,911

Internet & Direct Marketing Retail—0.0%
Maplebear, Inc. Series I † (b) (c) (d)	3,514	439,250

Real Estate Management & Development—0.1%
WeWork Cos., Inc. Series D2 † (b) (d)	70,588	793,397
Series D1 † (b) (d)	89,839	1,009,774

		1,803,171

Software—0.0%
Databricks Group, Ltd. Series G † (b) (c) (d)	3,374	598,439
Procore Technologies, Inc. Series B † (b) (c) (d)	2,826	178,038

		776,477

Textiles, Apparel & Luxury Goods—0.0%
JAND, Inc.
Series AA † (b) (c) (d)	7,692	188,690
Series B † (b) (c) (d)	10	245

		188,935

Total Convertible Preferred Stocks (Cost $10,391,526)		18,950,744

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings, Ltd., Expires 07/24/25 (b) (Cost $117,893)	20,761	169,202

Short-Term Investment—2.6%

Mutual Funds—2.6%
T. Rowe Price Treasury Reserve Fund (e)	46,586,974	46,586,974

Total Short-Term Investments (Cost $46,586,974)		46,586,974

Securities Lending Reinvestments (f)—8.1%

Certificates of Deposit—2.4%
Bank of Nova Scotia 0.243%, 3M LIBOR + 0.050%, 11/08/21 (g)	3,000,000	2,999,169
China Construction Bank Corp. 0.100%, 04/01/21	2,000,000	1,999,996

BHFTI-365

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (g)	2,000,000	$2,000,380
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (g)	5,000,000	5,001,250
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	3,000,000	2,999,970
Mizuho Bank, Ltd. 0.200%, 09/14/21	5,000,000	4,999,770
MUFG Bank Ltd. Zero Coupon, 04/22/21	1,999,001	1,999,800
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Nordea Bank New York 0.282%, 3M LIBOR + 0.100%, 05/21/21 (g)	3,000,000	3,000,630
Norinchukin Bank 0.210%, 04/07/21	2,000,000	2,000,046
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (g)	2,000,000	2,000,360
Skandinaviska Enskilda Banken AB 0.250%, 05/17/21	1,000,000	1,000,143
Sumitomo Mitsui Banking Corp. 0.270%, 05/04/21	5,000,000	5,000,615
Svenska Handelsbanken AB
0.202%, 3M LIBOR + 0.020%, 09/17/21 (g)	3,000,000	3,000,096
0.251%, 3M LIBOR + 0.070%, 11/19/21 (g)	1,000,000	1,000,306
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (g)	3,000,000	2,999,735

		44,001,726

Commercial Paper—0.7%
Antalis S.A. 0.230%, 04/05/21	1,998,837	1,999,950
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (g)	2,000,000	2,000,638
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		11,994,902

Repurchase Agreements—4.2%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $3,000,128; collateralized by various Common Stock with an aggregate market value of $3,333,394.	3,000,000	3,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $20,000,011; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $20,400,000.	20,000,000	20,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $10,004,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $10,688,903.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $6,002,450; collateralized by various Common Stock with an aggregate market value of $6,600,001.	6,000,000	6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $5,000,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $5,100,002.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,400,007; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,428,004.	1,400,000	1,400,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $3,425,579; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $3,494,091.	3,425,579	3,425,579
National Bank of Canada Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,000,017; collateralized by various Common Stock with an aggregate market value of $3,333,389.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $3,000,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,318,121.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $12,600,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $13,936,110.	12,600,000	12,600,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,500,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,659,061.	1,500,000	1,500,000

BHFTI-366

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $2,500,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $2,774,258.	2,500,000	$2,500,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $4,100,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $4,550,659.	4,100,000	4,100,000

		75,525,579

Time Deposits—0.2%
DZ Bank AG 0.020%, 04/01/21	2,000,000	2,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000

		4,000,000

Mutual Funds—0.6%
Fidelity Government Portfolio, Institutional Class 0.010% (h)	3,000,000	3,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.040% (h)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $145,519,910)		145,522,207

Total Investments—108.2% (Cost $1,250,730,501)		1,956,113,176
Other assets and liabilities (net)—(8.2)%		(147,516,452)

Net Assets—100.0%		$1,808,596,724

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2021, the market value of restricted securities was $39,241,474, which is 2.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $144,961,402 and the collateral received consisted of cash in the amount of $145,515,706 and non-cash collateral with a value of $2,384,529. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 2.2% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks Group, Ltd. - Series G	02/01/21	3,374	$598,439	$598,439
Deliveroo Holdings	09/12/17-05/16/19	1,484,400	2,635,073	5,281,412
DoorDash, Inc. - Series A	06/17/20	7,875	361,511	981,016
Dragoneer Growth Opportunities Corp. - Class A	03/15/21	60,461	604,610	552,311
Gores Holdings V, Inc.	03/15/21	216,692	2,166,920	1,946,328
JAND, Inc. - Class A	11/19/20	3,714	91,300	91,107
JAND, Inc. - Series AA	11/19/20	7,692	188,988	188,690
JAND, Inc. - Series B	11/19/20	10	246	245
Maplebear, Inc. - Series I	02/26/21	3,514	439,250	439,250
Procore Technologies, Inc.	07/15/20	11,235	631,895	707,805
Procore Technologies, Inc. - Series B	12/09/20	2,826	127,170	178,038
Rivian Automotive, Inc. - Series D	12/23/19	274,442	2,948,605	10,113,188

BHFTI-367

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Rivian Automotive, Inc. - Series E	07/10/20	103,567	$1,604,253	$3,816,444
Sila Nano, Inc. - Series F	01/07/21	43,934	1,813,279	1,813,279
SoFi, Inc.	12/30/20	196,078	3,613,718	5,566,878
Squarespace, Inc. - Class C	03/16/21	7,264	497,006	497,006
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	434,093
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	3,005,256
Vimeo, Inc. - Class A	01/25/21	31,514	1,021,369	1,050,592
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	15,741	223,069	176,926
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	793,397
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	1,009,774

				$39,241,474

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$45,397,640	$—	$—	$45,397,640
Airlines	18,697,820	—	—	18,697,820
Auto Components	17,927,000	—	—	17,927,000
Banks	9,203,370	—	—	9,203,370
Beverages	17,465,440	—	—	17,465,440
Biotechnology	85,241,210	—	—	85,241,210
Capital Markets	62,437,430	—	—	62,437,430
Chemicals	8,817,600	—	—	8,817,600
Commercial Services & Supplies	7,774,560	—	—	7,774,560
Construction Materials	6,380,580	—	—	6,380,580
Containers & Packaging	74,293,850	—	—	74,293,850
Diversified Consumer Services	21,323,670	—	—	21,323,670
Electric Utilities	4,069,730	—	—	4,069,730
Electrical Equipment	9,958,920	—	—	9,958,920
Electronic Equipment, Instruments & Components	63,623,025	—	—	63,623,025
Entertainment	30,497,130	—	—	30,497,130
Food & Staples Retailing	23,564,710	—	—	23,564,710

BHFTI-368

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food Products	$9,298,720	$—	$—	$9,298,720
Health Care Equipment & Supplies	174,567,940	—	—	174,567,940
Health Care Providers & Services	19,895,240	—	—	19,895,240
Health Care Technology	22,427,100	—	—	22,427,100
Hotels, Restaurants & Leisure	79,518,020	—	—	79,518,020
Household Products	5,658,200	—	—	5,658,200
Industrial Conglomerates	14,116,900	—	—	14,116,900
Insurance	30,714,700	—	—	30,714,700
Interactive Media & Services	35,921,060	—	—	35,921,060
Internet & Direct Marketing Retail	20,305,450	6,262,428	—	26,567,878
IT Services	55,739,560	—	5,566,878	61,306,438
Life Sciences Tools & Services	101,119,420	—	—	101,119,420
Machinery	90,191,000	—	—	90,191,000
Media	—	—	1,050,592	1,050,592
Metals & Mining	7,537,400	—	—	7,537,400
Multi-Utilities	21,152,880	—	—	21,152,880
Multiline Retail	38,699,320	—	—	38,699,320
Oil, Gas & Consumable Fuels	—	—	3,439,349	3,439,349
Pharmaceuticals	63,134,190	—	—	63,134,190
Professional Services	98,807,100	—	—	98,807,100
Real Estate Management & Development	—	176,926	—	176,926
Road & Rail	25,546,640	—	—	25,546,640
Semiconductors & Semiconductor Equipment	134,993,554	—	—	134,993,554
Software	94,347,070	—	1,204,811	95,551,881
Special Purpose Acquisition Companies	3,666,880	2,498,639	—	6,165,519
Specialty Retail	61,554,170	—	—	61,554,170
Textiles, Apparel & Luxury Goods	9,007,120	—	91,107	9,098,227
Total Common Stocks	1,724,593,319	8,937,993	11,352,737	1,744,884,049
Convertible Preferred Stocks
Automobiles	—	—	15,742,911	15,742,911
Internet & Direct Marketing Retail	—	—	439,250	439,250
Real Estate Management & Development	—	1,803,171	—	1,803,171
Software	—	—	776,477	776,477
Textiles, Apparel & Luxury Goods	—	—	188,935	188,935
Total Convertible Preferred Stocks	—	1,803,171	17,147,573	18,950,744
Total Warrants*	169,202	—	—	169,202
Total Short-Term Investment*	46,586,974	—	—	46,586,974
Securities Lending Reinvestments
Certificates of Deposit	—	44,001,726	—	44,001,726
Commercial Paper	—	11,994,902	—	11,994,902
Repurchase Agreements	—	75,525,579	—	75,525,579
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	135,522,207	—	145,522,207
Total Investments	$1,781,349,495	$146,263,371	$28,500,310	$1,956,113,176

Collateral for Securities Loaned (Liability)	$—	$(145,515,706)	$—	$(145,515,706)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-369

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Investments in Securities	Balance as of December 31, 2020	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers Out	Balance as of March 31, 2021	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2021
Common Stocks
IT Services	$3,613,718	$1,953,160	$—	$—	$5,566,878	$1,953,160
Media	—	29,223	1,021,369	—	1,050,592	29,223
Oil, Gas & Consumable Fuels	3,439,349	—	—	—	3,439,349	—
Software	707,805	—	497,006	—	1,204,811	—
Textiles, Apparel & Luxury Goods	91,107	—	—	—	91,107	—
Convertible Preferred Stocks
Automobiles	6,002,782	7,926,850	1,813,279	—	15,742,911	7,926,850
Internet & Direct Marketing Retail	4,774,498	—	439,250	(4,774,498)	439,250	—
Software	178,038	—	598,439	—	776,477	—
Textiles, Apparel & Luxury Goods	188,935	—	—	—	188,935	—

	$18,996,232	$9,909,233	$4,369,343	$(4,774,498)	$28,500,310	$9,909,233

	Fair Value at March 31, 2021		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$5,566,878	(a)	Market Proxy	Parent Company Stock Price	$17.15	$17.15	$17.15	Increase
				Liquidity Discount	10.00%	10.00%	10.00%	Decrease
Media	1,050,592		Market Transaction Method	Secondary Market Transaction	$33.34	$33.34	$33.34	Increase
Oil, Gas & Consumable Fuels	3,439,349		Market Transaction Method	Precedent Transaction	$5,200.00	$5,200.00	$5,200.00	Increase
			Comparable Company Analysis	Enterprise Value/EBITDA	10.0x	12.0x	11.0x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	707,805		Market Transaction Method	Secondary Market Transaction	$63.00	$63.00	$63.00	Increase
	497,006		Market Transaction Method	Precedent Transaction	$68.42	$68.42	$68.42	Increase
Textiles, Apparel & Luxury Goods	91,107		Market Transaction Method	Precedent Transaction	$24.53	$24.53	$24.53	Increase
Convertible Preferred Stocks
Automobiles	13,929,632		Market Transaction Method	Precedent Transaction	$36.85	$36.85	$36.85	Increase
	1,813,279		Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
Internet & Direct Marketing Retail	439,250		Market Transaction Method	Precedent Transaction	$125.00	$125.00	$125.00	Increase
Software	178,038		Market Transaction Method	Secondary Market Transaction	$63.00	$63.00	$63.00	Increase
	598,439		Market Transaction Method	Precedent Transaction	$177.37	$177.37	$177.37	Increase
Textiles, Apparel & Luxury Goods	188,935		Market Transaction Method	Precedent Transaction	$24.53	$24.53	$24.53	Increase

(a)	A change in valuation techniques utilized during the period ended March 31, 2021 was due to company-specific news events.

BHFTI-370

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—76.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—35.8%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	889,771	$939,942
Fannie Mae 20 Yr. Pool
2.000%, 08/01/40	3,365,476	3,398,829
2.000%, 10/01/40	8,060,679	8,155,479
2.000%, 11/01/40	4,690,870	4,754,720
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	11,746,452	12,483,599
3.500%, 01/01/48	5,183,420	5,508,370
3.500%, 02/01/48	3,116,586	3,317,758
4.000%, 06/01/47	1,604,403	1,732,807
4.500%, 02/01/46	2,399,264	2,661,614
4.500%, 05/01/48	7,808,813	8,513,792
4.500%, 08/01/48	1,545,431	1,684,531
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	2,735,705
3.000%, 10/01/49	2,672,113	2,731,704
3.500%, 01/01/44	4,003,521	4,368,578
4.000%, 08/01/42	632,729	696,705
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	3,738,184	3,891,099
3.500%, 01/25/47	6,916,310	7,208,556
3.500%, 06/25/47	3,013,854	3,144,887
Freddie Mac 15 Yr. Gold Pool
3.000%, 03/01/31	1,318,091	1,395,060
3.000%, 06/01/33	395,878	418,159
3.500%, 11/01/33	2,161,589	2,307,471
3.500%, 01/01/34	3,613,892	3,885,711
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/46	1,640,731	1,726,111
3.000%, 10/01/46	4,401,144	4,654,932
3.000%, 11/01/46	6,734,710	7,124,256
3.000%, 01/01/47	8,036,940	8,494,253
3.500%, 01/01/44	2,885,502	3,128,510
3.500%, 04/01/45	4,397,632	4,786,875
3.500%, 11/01/45	555,801	596,925
3.500%, 06/01/46	2,065,730	2,197,697
3.500%, 08/01/46	2,121,853	2,288,922
3.500%, 04/01/47	9,982,031	10,794,612
3.500%, 12/01/47	17,512,960	18,793,863
3.500%, 01/01/48	17,565,602	19,052,315
3.500%, 03/01/48	13,422,051	14,482,281
4.000%, 01/01/45	3,095,462	3,427,771
4.000%, 12/01/45	7,171,197	7,952,875
4.000%, 03/01/48	638,981	701,727
4.000%, 06/01/48	47,287	51,908
4.000%, 11/01/48	1,067,064	1,174,588
4.500%, 10/01/48	3,144,929	3,430,029
5.000%, 06/01/48	944,199	1,049,149
5.000%, 08/01/48	163,173	181,133
5.000%, 10/01/48	1,812,619	2,009,821
Freddie Mac Multifamily Structured Pass-Through Certificates 3.750%, 04/25/33	5,465,000	6,286,221
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	1,573,195	1,641,100

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (a)	33,675,000	33,945,979
2.500%, TBA (a)	23,575,000	24,265,939
3.000%, 10/20/46	1,538,276	1,620,190
3.000%, 12/20/46	4,687,403	4,949,259
3.000%, 04/20/47	930,759	980,071
3.000%, 11/20/47	1,831,900	1,934,533
3.500%, 04/20/46	3,468,429	3,711,441
3.500%, 05/20/46	1,569,737	1,686,359
3.500%, 06/20/46	350,623	374,419
3.500%, 11/20/46	5,238,606	5,606,307
3.500%, 01/20/47	905,705	963,933
3.500%, 09/20/47	1,863,870	1,980,712
3.500%, 11/20/47	3,771,926	4,022,377
4.000%, 11/20/47	1,990,795	2,152,228
4.000%, 12/20/47	1,802,886	1,946,423
4.000%, 03/20/48	1,410,724	1,521,242
4.000%, 10/20/48	2,760,917	2,974,043
4.500%, 02/20/47	3,220,921	3,565,996
4.500%, 06/20/47	5,392,776	5,923,672
5.000%, 06/20/47	2,774,720	3,089,622
5.000%, 09/20/47	1,545,177	1,719,942
Ginnie Mae II Pool
3.000%, 10/20/49	2,881,322	2,973,398
3.500%, 07/20/49	533,685	555,660
Government National Mortgage Association (CMO) 3.500%, 09/20/48	2,632,552	2,825,731
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (a)	22,625,000	22,691,561
2.000%, TBA (a)	31,075,000	31,852,254
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (a)	221,550,000	220,727,843
2.500%, TBA (a)	44,550,000	45,620,244

		648,144,328

U.S. Treasury—40.6%
U.S. Treasury Bonds
1.625%, 11/15/50	14,419,000	12,015,082
1.875%, 02/15/41	21,668,000	20,174,940
1.875%, 02/15/51 (b)	79,680,000	70,716,000
U.S. Treasury Notes
0.125%, 01/31/23	110,645,000	110,593,135
0.125%, 02/28/23	174,775,000	174,665,766
0.125%, 03/31/23	43,285,000	43,256,256
0.500%, 02/28/26 (b)	117,270,000	114,979,570
0.750%, 03/31/26	142,765,000	141,526,959
1.125%, 02/15/31 (b)	49,135,000	46,424,898

		734,352,606

Total U.S. Treasury & Government Agencies (Cost $1,379,923,395)		1,382,496,934

BHFTI-371

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—20.6%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	$1,651,203

Agriculture—0.6%
BAT Capital Corp.
2.726%, 03/25/31 (b)	435,000	420,700
4.390%, 08/15/37	830,000	870,191
4.540%, 08/15/47 (b)	3,370,000	3,393,212
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	1,800,000	1,902,238
Reynolds American, Inc.
5.700%, 08/15/35 (b)	1,170,000	1,387,683
5.850%, 08/15/45 (b)	1,805,000	2,127,598

		10,101,622

Airlines—0.1%
America West Airlines Pass-Through Trust 7.100%, 04/02/21 (b)	126,863	126,822
American Airlines Pass-Through Trust 4.000%, 07/15/25	1,026,423	946,112
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	1,295,404	1,294,698

		2,367,632

Auto Manufacturers—0.9%
Ford Motor Credit Co. LLC
1.104%, 3M LIBOR + 0.880%, 10/12/21 (c)	2,205,000	2,194,372
3.219%, 01/09/22 (b)	1,889,000	1,909,684
3.339%, 03/28/22 (b)	2,155,000	2,184,653
General Motors Co. 4.875%, 10/02/23	3,330,000	3,645,526
General Motors Financial Co., Inc.
3.150%, 06/30/22	1,290,000	1,326,307
3.200%, 07/06/21	2,760,000	2,771,984
3.450%, 04/10/22	405,000	414,513
4.200%, 11/06/21 (b)	645,000	658,925
4.375%, 09/25/21	720,000	733,331

		15,839,295

Banks—2.8%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (b) (c)	3,820,000	3,831,535
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b) (c)	1,000,000	1,028,035
Citigroup, Inc. 1.122%, SOFR + 0.765%, 01/28/27 (b) (c)	1,790,000	1,750,926
Credit Suisse Group AG
2.193%, SOFR + 2.044%, 06/05/26 (144A) (c)	885,000	899,390
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	1,730,000	1,793,970
Goldman Sachs Group, Inc. (The) 3.691%, 3M LIBOR + 1.510%, 06/05/28 (c)	860,000	940,980
HSBC Holdings plc
1.589%, SOFR + 1.290%, 05/24/27 (c)	915,000	900,470
2.013%, SOFR + 1.732%, 09/22/28 (b) (c)	3,900,000	3,832,363
2.633%, 3M LIBOR + 1.140%, 11/07/25 (c)	1,835,000	1,917,770

Banks—(Continued)
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (c)	885,000	908,952
2.182%, SOFR + 1.890%, 06/01/28 (c)	1,700,000	1,717,715
4.023%, 3M LIBOR + 1.000%, 12/05/24 (c)	1,315,000	1,426,672
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (c)	1,200,000	1,191,276
2.858%, 3M LIBOR + 1.249%, 03/17/23 (c)	2,330,000	2,379,004
3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	2,515,000	2,736,976
Morgan Stanley
3.875%, 01/27/26	2,010,000	2,234,996
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (c)	3,445,000	3,447,791
3.571%, 01/10/23	1,200,000	1,226,657
Santander UK plc 5.000%, 11/07/23 (144A)	3,950,000	4,325,218
Wells Fargo & Co.
2.164%, 3M LIBOR + 0.750%, 02/11/26 (c)	3,515,000	3,626,099
2.393%, SOFR + 2.100%, 06/02/28 (c)	2,035,000	2,085,659
2.879%, 3M LIBOR + 1.170%, 10/30/30 (c)	4,095,000	4,218,307
5.013%, 3M LIBOR + 4.240%, 04/04/51 (c)	1,980,000	2,539,233

		50,959,994

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46	2,374,000	2,835,847
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/50 (b)	1,100,000	1,248,079
4.600%, 04/15/48 (b)	1,200,000	1,373,736
Bacardi, Ltd. 5.300%, 05/15/48 (144A)	480,000	589,835

		6,047,497

Chemicals—0.1%
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	2,030,000	2,502,267
Nutrition & Biosciences, Inc. 3.468%, 12/01/50 (144A)	85,000	83,314

		2,585,581

Commercial Services—0.3%
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	1,000,000	1,119,700
4.750%, 08/01/28	1,500,000	1,732,560
5.000%, 11/01/22 (144A)	1,535,000	1,616,933

		4,469,193

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23 (b)	1,685,000	1,747,059
3.875%, 01/23/28 (b)	475,000	497,720
3.950%, 02/01/22 (b)	2,480,000	2,537,412
4.500%, 09/15/23	1,765,000	1,898,451

BHFTI-372

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Air Lease Corp. 2.300%, 02/01/25	2,215,000	$2,262,418
Avolon Holdings Funding, Ltd.
2.875%, 02/15/25 (144A)	1,995,000	1,987,645
3.950%, 07/01/24 (144A)	560,000	585,425
5.125%, 10/01/23 (144A)	150,000	159,903
GE Capital Funding LLC 4.400%, 05/15/30 (144A) (b)	1,695,000	1,918,999
GE Capital International Funding Co. 4.418%, 11/15/35	10,840,000	12,409,198
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	2,330,000	2,433,404
5.500%, 02/15/24 (144A)	1,395,000	1,516,413
Raymond James Financial, Inc. 4.950%, 07/15/46	995,000	1,219,570

		31,173,617

Electric—1.8%
Appalachian Power Co.
3.300%, 06/01/27	760,000	817,830
4.450%, 06/01/45	1,440,000	1,626,786
Duke Energy Carolinas LLC 4.250%, 12/15/41 (b)	2,300,000	2,624,332
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,122,737
4.100%, 03/15/43	2,325,000	2,597,557
El Paso Electric Co. 3.300%, 12/15/22	825,000	840,422
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	2,545,608
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,718,116
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,139,525
MidAmerican Energy Co. 4.800%, 09/15/43 (b)	905,000	1,104,541
PacifiCorp 3.350%, 07/01/25	2,000,000	2,154,518
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	585,533
4.150%, 04/15/25 (144A)	2,800,000	2,982,419
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,389,815
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	3,320,169

		32,569,908

Food—0.4%
Kraft Heinz Foods Co.
4.875%, 10/01/49 (b)	1,645,000	1,845,053
5.000%, 07/15/35	1,000,000	1,150,950
5.200%, 07/15/45	1,915,000	2,214,803
Kroger Co. (The) 5.400%, 01/15/49	847,000	1,083,283

		6,294,089

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (b)	4,000,000	4,316,913
Spire, Inc. 4.700%, 08/15/44	1,000,000	1,118,844

		5,435,757

Healthcare-Services—1.5%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,086,216
Anthem, Inc. 3.650%, 12/01/27 (b)	2,235,000	2,466,390
Centene Corp. 3.000%, 10/15/30 (b)	4,362,000	4,354,759
CommonSpirit Health 2.782%, 10/01/30	870,000	880,274
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,254,531
HCA, Inc.
5.000%, 03/15/24	1,000,000	1,112,654
5.125%, 06/15/39	995,000	1,195,010
5.250%, 04/15/25	1,000,000	1,141,907
5.250%, 06/15/26	1,505,000	1,729,784
5.250%, 06/15/49	3,200,000	3,915,741
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,601,917
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	2,345,738

		27,084,921

Insurance—0.5%
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (c)	3,530,000	4,279,626
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (c)	90,000	93,807
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (c)	3,500,000	3,711,755

		8,085,188

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.375%, 05/01/47	4,700,000	5,455,770
Time Warner Cable LLC 5.500%, 09/01/41	2,065,000	2,444,051
Walt Disney Co. (The)
2.650%, 01/13/31	665,000	678,789
3.600%, 01/13/51	2,120,000	2,255,710

		10,834,320

Miscellaneous Manufacturing—0.1%
General Electric Co. 4.250%, 05/01/40	1,815,000	1,992,166

BHFTI-373

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.8%
Chevron USA, Inc. 5.050%, 11/15/44	1,050,000	$1,331,907
EQT Corp. 3.900%, 10/01/27	405,000	413,100
Exxon Mobil Corp.
3.452%, 04/15/51	1,713,000	1,729,876
4.327%, 03/19/50 (b)	2,402,000	2,756,998
Hess Corp. 6.000%, 01/15/40 (b)	1,200,000	1,434,648
Occidental Petroleum Corp. 4.500%, 07/15/44 (b)	620,000	528,476
Petroleos Mexicanos
5.950%, 01/28/31 (b)	210,000	201,600
6.625%, 06/15/35 (b)	1,045,000	992,750
6.750%, 09/21/47	3,228,000	2,744,446
6.950%, 01/28/60	355,000	304,480
7.690%, 01/23/50	2,440,000	2,257,000
Shell International Finance B.V. 4.375%, 05/11/45	500,000	585,294

		15,280,575

Packaging & Containers—0.3%
Amcor Finance USA, Inc. 3.625%, 04/28/26	2,625,000	2,866,172
Berry Global, Inc. 1.570%, 01/15/26 (144A)	3,065,000	3,016,634

		5,882,806

Pharmaceuticals—1.4%
AbbVie, Inc.
4.050%, 11/21/39	685,000	766,930
4.250%, 11/21/49	705,000	797,733
4.400%, 11/06/42	1,100,000	1,278,522
4.450%, 05/14/46	1,384,000	1,594,601
4.500%, 05/14/35	254,000	298,242
4.550%, 03/15/35	775,000	899,993
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	1,195,000	1,329,874
4.375%, 12/15/28 (144A) (b)	3,900,000	4,403,427
4.400%, 07/15/44 (144A) (b)	1,205,000	1,328,284
4.625%, 06/25/38 (144A) (b)	1,250,000	1,434,648
4.875%, 06/25/48 (144A)	1,965,000	2,351,317
Cigna Corp.
3.875%, 10/15/47	1,850,000	1,977,283
4.900%, 12/15/48	739,000	905,170
CVS Health Corp.
5.050%, 03/25/48	4,975,000	6,107,508
5.125%, 07/20/45	275,000	336,669

		25,810,201

Pipelines—1.4%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	850,000	1,001,299
Energy Transfer Operating L.P.
5.000%, 05/15/50 (b)	105,000	108,596

Pipelines—(Continued)
Energy Transfer Operating L.P.
5.150%, 03/15/45 (b)	5,552,000	5,727,547
6.500%, 02/01/42 (b)	3,048,000	3,634,848
Kinder Morgan, Inc. 5.550%, 06/01/45	1,750,000	2,092,672
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30 (b)	840,000	855,477
4.500%, 12/15/26 (b)	2,500,000	2,744,750
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	3,000,000	3,063,703
Ruby Pipeline LLC 7.750%, 04/01/22 (144A) (b)	2,471,136	2,026,903
Sunoco Logistics Partners Operations L.P. 5.400%, 10/01/47 (b)	1,200,000	1,295,751
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,356,805

		25,908,351

Real Estate Investment Trusts—1.2%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23 (b)	1,500,000	1,585,217
4.125%, 07/01/24 (b)	2,750,000	3,007,114
CyrusOne LP / CyrusOne Finance Corp /CyrusOne L.P. 2.150%, 11/01/30 (b)	1,755,000	1,621,796
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	385,000	406,830
4.000%, 01/15/30	365,000	379,691
5.300%, 01/15/29	265,000	297,052
5.375%, 04/15/26	3,160,000	3,548,206
5.750%, 06/01/28	2,000,000	2,307,140
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	2,059,157
SL Green Operating Partnership L.P. 3.250%, 10/15/22	2,038,000	2,102,204
Ventas Realty L.P.
3.125%, 06/15/23	590,000	616,925
3.250%, 10/15/26	2,500,000	2,695,585
Welltower, Inc. 3.750%, 03/15/23	1,000,000	1,055,860

		21,682,777

Retail—0.4%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A) (b)	2,750,000	2,984,805
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 (b)	1,100,000	1,183,745
4.800%, 11/18/44	1,975,000	2,186,825

		6,355,375

Savings & Loans—0.3%
Nationwide Building Society
3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (b) (c)	1,425,000	1,469,851
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (c)	2,820,000	2,978,819

		4,448,670

BHFTI-374

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.1%
Intel Corp.
4.100%, 05/19/46 (b)	645,000	$731,161
4.750%, 03/25/50	1,315,000	1,648,342

		2,379,503

Software—0.3%
Oracle Corp.
3.600%, 04/01/50	2,750,000	2,663,600
3.950%, 03/25/51	2,710,000	2,793,642

		5,457,242

Telecommunications—2.3%
AT&T, Inc.
3.500%, 09/15/53 (144A) (b)	1,978,000	1,827,941
3.800%, 12/01/57 (144A)	5,084,000	4,836,850
4.300%, 12/15/42	1,750,000	1,907,723
4.750%, 05/15/46 (b)	1,590,000	1,829,309
4.850%, 03/01/39	1,368,000	1,588,157
5.250%, 03/01/37 (b)	2,485,000	2,998,095
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	290,625	292,805
4.738%, 03/20/25 (144A)	6,480,000	6,938,136
5.152%, 03/20/28 (144A)	1,650,000	1,881,000
T-Mobile USA, Inc.
1.500%, 02/15/26 (144A) (b)	1,215,000	1,203,142
2.550%, 02/15/31 (144A) (b)	850,000	832,736
3.875%, 04/15/30 (144A) (b)	3,983,000	4,322,989
4.375%, 04/15/40 (144A)	2,335,000	2,594,325
Verizon Communications, Inc.
2.100%, 03/22/28	910,000	913,813
2.550%, 03/21/31	2,800,000	2,797,459
Vodafone Group plc
4.875%, 06/19/49	2,620,000	3,113,045
5.250%, 05/30/48 (b)	1,155,000	1,441,947

		41,319,472

Total Corporate Bonds & Notes (Cost $351,791,057)		372,016,955

Asset-Backed Securities—7.9%

Asset-Backed - Home Equity—0.8%
Asset-Backed Funding Certificates Trust
0.389%, 1M LIBOR + 0.280%, 09/25/36 (c)	2,324,485	2,306,719
0.739%, 1M LIBOR + 0.630%, 03/25/35 (c)	485,824	485,531
JPMorgan Mortgage Acquisition Corp. 0.814%, 1M LIBOR + 0.705%, 06/25/35 (c)	2,128,158	2,127,989
New Century Home Equity Loan Trust 0.889%, 1M LIBOR + 0.780%, 08/25/34 (c)	6,755,660	6,690,095
Option One Mortgage Loan Trust
0.769%, 1M LIBOR + 0.660%, 05/25/35 (c)	1,485,740	1,483,963
0.769%, 1M LIBOR + 0.660%, 11/25/35 (c)	842,019	841,831

		13,936,128

Asset-Backed - Other—2.8%
Ameriquest Mortgage Securities Trust 0.499%, 1M LIBOR + 0.390%, 03/25/36 (c)	2,236,686	2,224,481
Ameriquest Mortgage Securities, Inc. 0.859%, 1M LIBOR + 0.750%, 01/25/36 (c)	5,965,000	5,843,764
Ammc CLO 19, Ltd. 1.381%, 3M LIBOR + 1.140%, 10/16/28 (144A) (c)	3,000,000	3,000,132
BSPRT Issuer, Ltd. 1.456%, 1M LIBOR + 1.350%, 03/15/28 (c)	4,738,000	4,735,154
CWABS Asset-Backed Certificates Trust 1.159%, 1M LIBOR + 1.050%, 11/25/35 (c)	3,391,195	3,392,266
Dryden XXVI Senior Loan Fund 1.141%, 3M LIBOR + 0.900%, 04/15/29 (144A) (c)	2,275,000	2,272,329
GSAMP Trust 0.789%, 1M LIBOR + 0.680%, 10/25/34 (c)	3,203,113	3,153,524
LCM XIII LP 1.363%, 3M LIBOR + 1.140%, 07/19/27 (144A) (c)	4,700,000	4,698,815
Madison Park Funding, Ltd. 1.142%, 3M LIBOR + 0.920%, 01/22/28 (144A) (c)	1,875,000	1,875,960
Popular ABS Mortgage Pass-Through Trust 0.499%, 1M LIBOR + 0.390%, 02/25/36 (c)	7,204,187	7,146,527
Rockford Tower CLO, Ltd. 1.414%, 3M LIBOR + 1.190%, 10/20/30 (144A) (c)	5,200,000	5,200,369
Structured Asset Investment Loan Trust 0.909%, 1M LIBOR + 0.800%, 07/25/34 (c)	2,252,485	2,226,944
Towd Point Mortgage Trust
2.500%, 11/25/60 (144A) (c)	563,968	564,747
2.750%, 10/25/56 (144A) (c)	4,605,797	4,684,415

		51,019,427

Asset-Backed - Student Loan—4.3%
Navient Student Loan Trust
1.159%, 1M LIBOR + 1.050%, 07/26/66 (144A) (c)	5,600,000	5,691,225
1.609%, 1M LIBOR + 1.500%, 10/25/58 (c)	2,470,000	2,487,109
SLC Student Loan Trust
0.344%, 3M LIBOR + 0.160%, 09/15/39 (c)	11,000,000	10,694,935
0.344%, 3M LIBOR + 0.160%, 03/15/55 (c)	8,310,000	8,093,364
SLM Student Loan Trust
0.278%, 3M LIBOR + 0.060%, 01/25/22 (c)	7,761,505	7,491,599
0.548%, 3M LIBOR + 0.330%, 01/25/22 (c)	3,010,694	2,932,475
0.588%, 3M LIBOR + 0.370%, 01/25/40 (c)	3,498,053	3,215,802
0.768%, 3M LIBOR + 0.550%, 10/25/64 (144A) (c)	5,035,052	5,048,232
0.859%, 1M LIBOR + 0.750%, 05/26/26 (c)	5,594,501	5,537,767
0.859%, 1M LIBOR + 0.750%, 01/25/45 (144A) (c)	2,848,682	2,878,198
1.318%, 3M LIBOR + 1.100%, 07/25/23 (c)	5,752,512	5,752,516
1.384%, 3M LIBOR + 1.200%, 12/15/33 (144A) (c)	4,268,973	4,271,561
1.718%, 3M LIBOR + 1.500%, 04/25/23 (c)	2,503,513	2,523,235
1.909%, 1M LIBOR + 1.800%, 09/25/43 (c)	5,800,000	5,727,553
Wachovia Student Loan Trust 0.388%, 3M LIBOR + 0.170%, 04/25/40 (144A) (c)	5,856,473	5,746,855

		78,092,426

Total Asset-Backed Securities (Cost $139,441,498)		143,047,981

BHFTI-375

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Mortgage-Backed Securities—4.8%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.2%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (c)	2,183,750	$2,181,938
CIM Trust
3.000%, 10/25/59 (144A) (c)	7,200,356	7,024,032
3.615%, 1M LIBOR + 3.500%, 01/25/57 (144A) (c)	5,100,000	5,273,901
3.750%, 07/25/58 (144A) (c)	5,479,752	5,492,540
Credit Suisse Mortgage Trust
0.410%, 04/27/47 (144A) (c)	327,807	325,435
1.420%, 09/27/46 (144A) (c)	1,130,628	1,135,523
3.850%, 09/25/57 (144A) (c)	6,787,088	7,221,622
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	6,408,856	6,776,332
Morgan Stanley Resecuritization Trust
1.018%, 1M LIBOR + 0.450%, 08/26/47 (144A) (c)	980,072	960,027
2.967%, 08/26/47 (144A) (c)	2,550,393	2,528,889
Nomura Resecuritization Trust
0.378%, 1M LIBOR + 0.426%, 02/25/37 (144A) (c)	830,328	812,888
0.650%, 11/26/35 (144A) (c)	1,915,040	1,916,544
2.908%, 03/26/37 (144A) (c)	23,132	23,092
PHH Alternative Mortgage Trust 0.409%, 1M LIBOR + 0.300%, 07/25/37 (c)	7,719,676	7,644,467
WaMu Mortgage Pass-Through Certificates Trust
0.689%, 1M LIBOR + 0.580%, 10/25/45 (c)	3,046,749	3,043,284
2.906%, 06/25/34 (c)	4,259,083	4,301,210

		56,661,724

Commercial Mortgage-Backed Securities—1.6%
BAMLL Commercial Mortgage Securities Trust 4.091%, 08/10/38 (144A) (c)	3,265,000	3,674,101
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,261,009
BX Commercial Mortgage Trust 3.202%, 12/09/41 (144A)	895,000	935,187
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,448,296
Century Plaza Towers 2.865%, 11/13/39 (144A)	1,730,000	1,791,091
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,928,499
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (c)	1,850,000	1,931,103
3.228%, 07/10/39 (144A)	1,875,000	1,997,039
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	2,147,275
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	2,750,000	2,804,257
Natixis Commercial Mortgage Securities Trust 2.966%, 12/15/38 (144A)	1,840,000	1,907,285
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,412,456
RBS Commercial Funding, Inc. Trust 3.834%, 01/15/32 (144A) (c)	1,205,000	1,271,864
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (c)	1,519,000	1,496,878

Commercial Mortgage-Backed Securities—(Continued)
SFAVE Commercial Mortgage Securities Trust
4.144%, 01/05/43 (144A) (c)	110,000	105,429

		29,111,769

Total Mortgage-Backed Securities (Cost $83,682,746)		85,773,493

Municipals—0.8%
Commonwealth of Massachusetts, General Obligation Unlimited 3.000%, 03/01/49	865,000	905,488
Miami-Dade County, FL Aviation Revenue 3.555%, 10/01/34	600,000	627,622
New York City Transitional Finance Authority, Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,443,704
5.267%, 05/01/27	2,150,000	2,579,100
New York City Water & Sewer System
4.000%, 06/15/50	890,000	1,034,370
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,348,045
New York System Urban Development Corp. 4.000%, 03/15/43	1,510,000	1,719,680
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,485,000	3,477,038

Total Municipals (Cost $13,666,075)		14,135,047

Short-Term Investments—11.5%

Mutual Funds—1.0%
State Street Institutional Liquid Reserves Fund, Trust Class, 0.269% (d)	18,612,575	18,618,159

U.S. Treasury—10.5%
U.S. Treasury Bills
0.041%, 05/06/21 (b) (e)	26,115,000	26,114,683
0.054%, 08/12/21 (e)	59,325,000	59,321,237
U.S. Treasury Cash Management Bill
0.032%, 07/20/21 (e)	79,895,000	79,890,606
0.050%, 07/13/21 (e)	25,000,000	24,998,712

		190,325,238

Total Short-Term Investments (Cost $208,928,992)		208,943,397

BHFTI-376

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—8.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.7%
China Construction Bank Corp. 0.100%, 04/01/21	2,000,000	$1,999,996
Industrial & Commercial Bank of China Ltd. 0.100%, 04/05/21	3,000,000	2,999,970
Mitsubishi UFJ Trust International Ltd. Zero Coupon, 05/10/21	1,998,803	1,999,680
MUFG Bank Ltd. Zero Coupon, 09/02/21	998,979	998,880
National Westminster Bank plc Zero Coupon, 06/02/21	1,999,050	1,999,460
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (c)	1,000,000	1,000,180
Societe Generale 0.230%, 04/05/21	5,000,000	5,000,095
Sumitomo Mitsui Banking Corp.
0.220%, 3M LIBOR + 0.030%, 09/10/21 (c)	3,000,000	3,000,144
0.270%, 05/04/21	5,000,000	5,000,615
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	4,992,470	4,999,150
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (c)	2,000,000	1,999,824

		30,997,994

Commercial Paper—0.6%
Bedford Row Funding Corp. 0.304%, 3M LIBOR + 0.080%, 10/21/21 (c)	3,000,000	3,000,957
Sheffield Receivable 0.220%, 04/06/21	2,998,350	2,999,904
UBS AG 0.200%, 09/15/21	4,994,889	4,994,410

		10,995,271

Repurchase Agreements—4.5%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.220%, due on 04/07/21 with a maturity value of $5,000,214; collateralized by various Common Stock with an aggregate market value of $5,555,657.	5,000,000	5,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $3,001,021; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 3.875%, maturity dates ranging from 01/15/25 - 02/15/48, and various Common Stock with an aggregate market value of $3,144,416.	3,000,000	3,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $5,000,003; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $5,300,009; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $5,406,002.	5,300,000	5,300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $1,500,007; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $1,530,005.	1,500,000	1,500,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $15,075,744; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $15,377,259.	15,075,744	15,075,744
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $8,010,562; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $8,793,439.	8,000,000	8,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $6,000,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $6,636,243.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $2,500,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,765,101.	2,500,000	2,500,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $20,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $20,400,003.	20,000,000	20,000,000

BHFTI-377

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $5,001,701; collateralized by various Common Stock with an aggregate market value of $5,555,610.	5,000,000	$5,000,000
Societe Generale Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $3,000,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $3,329,751.	3,000,000	3,000,000

		81,375,744

Time Deposits—0.9%
ABN AMRO Bank NV 0.070%, 04/01/21	5,000,000	5,000,000
DZ Bank AG 0.020%, 04/01/21	5,000,000	5,000,000
National Australia Bank, Ltd. 0.070%, 04/01/21	2,000,000	2,000,000
Nordea Bank New York 0.020%, 04/01/21	5,000,000	5,000,000

		17,000,000

Mutual Funds—0.3%
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $145,367,281)		145,369,009

Total Investments—130.0% (Cost $2,322,801,044)		2,351,782,816
Other assets and liabilities (net)—(30.0)%		(542,628,724)

Net Assets—100.0%		$1,809,154,092

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $169,441,563 and the collateral received consisted of cash in the amount of $145,358,285 and non-cash collateral with a value of $27,775,240. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $209,147,210, which is 11.6% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Ultra 10 Year Futures	06/21/21	1	USD	143,688	$(5,252)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/30/21	(105)	USD	(23,176,289)	21,942

Net Unrealized Appreciation					$16,690

BHFTI-378

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,382,496,934	$—	$1,382,496,934
Total Corporate Bonds & Notes*	—	372,016,955	—	372,016,955
Total Asset-Backed Securities*	—	143,047,981	—	143,047,981
Total Mortgage-Backed Securities*	—	85,773,493	—	85,773,493
Total Municipals*	—	14,135,047	—	14,135,047
Short-Term Investments
Mutual Funds	18,618,159	—	—	18,618,159
U.S. Treasury	—	190,325,238	—	190,325,238
Total Short-Term Investments	18,618,159	190,325,238	—	208,943,397
Securities Lending Reinvestments
Certificates of Deposit	—	30,997,994	—	30,997,994
Commercial Paper	—	10,995,271	—	10,995,271
Repurchase Agreements	—	81,375,744	—	81,375,744
Time Deposits	—	17,000,000	—	17,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	140,369,009	—	145,369,009
Total Investments	$23,618,159	$2,328,164,657	$—	$2,351,782,816

Collateral for Securities Loaned (Liability)	$—	$(145,358,285)	$—	$(145,358,285)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$21,942	$—	$—	$21,942
Futures Contracts (Unrealized Depreciation)	(5,252)	—	—	(5,252)
Total Futures Contracts	$16,690	$—	$—	$16,690

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-379

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defens—2.1%
Textron, Inc. (a)	412,000	$23,104,960

Airlines—1.8%
Alaska Air Group, Inc.	286,000	19,794,060

Auto Components—3.3%
Aptiv plc	85,000	11,721,500
BorgWarner, Inc. (a)	528,000	24,478,080

		36,199,580

Banks—4.5%
Prosperity Bancshares, Inc. (a)	205,000	15,352,450
TCF Financial Corp.	292,000	13,566,320
Zions Bancorp N.A.	352,400	19,367,904

		48,286,674

Building Products—1.5%
Owens Corning	171,500	15,793,435

Chemicals—5.0%
Corteva, Inc. (a)	247,000	11,515,140
Eastman Chemical Co. (a)	125,500	13,820,060
International Flavors & Fragrances, Inc.	106,200	14,826,582
Westlake Chemical Corp. (a)	162,000	14,383,980

		54,545,762

Commercial Services & Supplies—0.8%
Republic Services, Inc.	90,000	8,941,500

Communications Equipment—1.0%
Motorola Solutions, Inc.	59,600	11,207,780

Containers & Packaging—4.4%
AptarGroup, Inc. (a)	76,500	10,837,755
Avery Dennison Corp. (a)	111,000	20,385,150
Packaging Corp. of America	122,000	16,406,560

		47,629,465

Electric Utilities—2.4%
Alliant Energy Corp.	258,000	13,973,280
Xcel Energy, Inc.	181,500	12,071,565

		26,044,845

Electrical Equipment—1.6%
Hubbell, Inc. (a)	89,500	16,726,655

Electronic Equipment, Instruments & Components—3.0%
Amphenol Corp. - Class A	155,000	10,225,350
Flex, Ltd. (b)	872,000	15,966,320
Zebra Technologies Corp. - Class A (b)	12,400	6,016,232

		32,207,902

Equity Real Estate Investment Trusts—6.6%
American Homes 4 Rent - Class A (a)	430,000	14,336,200

Equity Real Estate Investment Trusts—(Continued)
Americold Realty Trust (a)	258,000	9,925,260
Healthcare Trust of America, Inc. - Class A	327,900	9,043,482
Highwoods Properties, Inc.	267,000	11,464,980
Lamar Advertising Co. - Class A (a)	169,000	15,872,480
National Retail Properties, Inc.	255,500	11,259,885

		71,902,287

Food & Staples Retailing—1.6%
Sysco Corp. (a)	226,000	17,795,240

Food Products—6.2%
Archer-Daniels-Midland Co.	462,900	26,385,300
Hershey Co. (The) (a)	113,000	17,872,080
Hormel Foods Corp. (a)	86,900	4,152,082
Tyson Foods, Inc. - Class A	257,000	19,095,100

		67,504,562

Health Care Equipment & Supplies—3.0%
Cooper Cos., Inc. (The)	40,300	15,478,827
Hill-Rom Holdings, Inc.	154,000	17,013,920

		32,492,747

Health Care Providers & Services—2.7%
Molina Healthcare, Inc. (a) (b)	48,500	11,337,360
Quest Diagnostics, Inc.	135,000	17,325,900

		28,663,260

Hotels, Restaurants & Leisure—4.6%
Darden Restaurants, Inc.	112,500	15,975,000
Las Vegas Sands Corp. (a)	276,000	16,769,760
Yum! Brands, Inc. (a)	158,000	17,092,440

		49,837,200

Insurance—10.4%
Aflac, Inc.	167,000	8,547,060
Alleghany Corp. (a) (b)	35,800	22,421,182
American Financial Group, Inc.	184,000	20,994,400
Arthur J. Gallagher & Co.	120,000	14,972,400
Everest Re Group, Ltd.	65,500	16,231,555
Old Republic International Corp. (a)	495,000	10,810,800
W.R. Berkley Corp.	253,000	19,063,550

		113,040,947

IT Services—4.2%
DXC Technology Co.	422,000	13,191,720
Genpact, Ltd.	383,000	16,400,060
MAXIMUS, Inc.	176,500	15,715,560

		45,307,340

Machinery—8.0%
AGCO Corp.	126,400	18,157,360
Lincoln Electric Holdings, Inc. (a)	67,000	8,236,980
Middleby Corp. (The) (a) (b)	71,000	11,768,250
Oshkosh Corp.	134,600	15,971,636

BHFTI-380

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Parker-Hannifin Corp.	50,800	$16,023,844
Toro Co. (The)	108,000	11,139,120
Xylem, Inc. (a)	51,500	5,416,770

		86,713,960

Media—1.6%
Interpublic Group of Cos., Inc. (The) (a)	609,000	17,782,800

Metals & Mining—3.3%
Reliance Steel & Aluminum Co.	114,000	17,361,060
Steel Dynamics, Inc.	362,200	18,385,272

		35,746,332

Oil, Gas & Consumable Fuels—4.4%
Cimarex Energy Co.	217,000	12,887,630
Devon Energy Corp.	533,000	11,646,050
Pioneer Natural Resources Co.	47,100	7,480,421
Valero Energy Corp.	214,000	15,322,400

		47,336,501

Professional Services—2.4%
Leidos Holdings, Inc.	107,300	10,330,844
ManpowerGroup, Inc.	152,200	15,052,580

		25,383,424

Road & Rail—3.1%
J.B. Hunt Transport Services, Inc. (a)	95,000	15,966,650
Landstar System, Inc. (a)	107,000	17,661,420

		33,628,070

Semiconductors & Semiconductor Equipment—0.6%
Skyworks Solutions, Inc.	34,900	6,403,452

Specialty Retail—2.8%
AutoNation, Inc. (b)	140,000	13,050,800
Ross Stores, Inc.	139,000	16,667,490

		29,718,290

Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co.	712,000	11,206,880

Trading Companies & Distributors—1.1%
United Rentals, Inc. (a) (b)	35,800	11,789,298

Total Common Stocks (Cost $843,601,867)		1,072,735,208

Short-Term Investment—1.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $14,856,960; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/23, with a market value of $15,154,128.	14,856,960	$14,856,960

Total Short-Term Investments (Cost $14,856,960)		14,856,960

Securities Lending Reinvestments (c)—7.6%

Certificates of Deposit—1.9%
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (d)	3,000,000	3,000,570
DNB Bank ASA 0.313%, 3M LIBOR + 0.080%, 05/28/21 (d)	4,000,000	4,001,000
MUFG Bank Ltd. Zero Coupon, 04/22/21	1,999,001	1,999,800
Norinchukin Bank 0.210%, 04/07/21	2,000,000	2,000,046
Sumitomo Mitsui Banking Corp.
0.220%, 3M LIBOR + 0.030%, 09/10/21 (d)	2,000,000	2,000,096
0.270%, 05/04/21	2,000,000	2,000,246
Sumitomo Mitsui Trust Bank London Zero Coupon, 05/13/21	2,995,482	2,999,490
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (d)	2,000,000	1,999,824

		21,001,070

Commercial Paper—0.6%
Antalis S.A. 0.230%, 04/05/21	1,998,837	1,999,950
Sheffield Receivable 0.220%, 04/06/21	999,450	999,968
UBS AG 0.200%, 09/15/21	3,995,911	3,995,528

		6,995,446

Repurchase Agreements—4.3%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $1,500,510; collateralized by various Common Stock with an aggregate market value of $1,667,023.	1,500,000	1,500,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $15,555,018; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $15,866,114.	15,555,014	15,555,014

BHFTI-381

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $2,700,019; collateralized by various Common Stock with an aggregate market value of $2,970,053.	2,700,000	$2,700,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $2,000,817; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $2,137,781.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $3,001,225; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $600,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $102,000.	100,000	100,000
Morgan Stanley Repurchase Agreement dated 03/31/21 at 0.490%, due on 07/06/21 with a maturity value of $2,002,641; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.250%, maturity dates ranging from 04/15/21 - 08/15/46, and various Common Stock with an aggregate market value of $2,198,360.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $2,000,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $2,212,081.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $3,400,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $3,760,538.	3,400,000	3,400,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $600,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $663,624.	600,000	600,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $10,000,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $11,099,169.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $3,500,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $3,884,709.	3,500,000	3,500,000

		46,955,014

Time Deposits—0.5%
ABN AMRO Bank NV 0.070%, 04/01/21	1,000,000	1,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
National Australia Bank, Ltd.
0.070%, 04/01/21	2,000,000	2,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		5,000,000

Mutual Funds—0.3%
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	3,000,000	3,000,000

Total Securities Lending Reinvestments (Cost $82,949,940)		82,951,530

Total Investments—108.0% (Cost $941,408,767)		1,170,543,698
Other assets and liabilities (net)—(8.0)%		(86,742,583)

Net Assets—100.0%		$1,083,801,115

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $80,454,744 and the collateral received consisted of cash in the amount of $82,943,694. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

BHFTI-382

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,072,735,208	$—	$—	$1,072,735,208
Total Short-Term Investment*	—	14,856,960	—	14,856,960
Securities Lending Reinvestments
Certificates of Deposit	—	21,001,070	—	21,001,070
Commercial Paper	—	6,995,446	—	6,995,446
Repurchase Agreements	—	46,955,014	—	46,955,014
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	79,951,530	—	82,951,530
Total Investments	$1,075,735,208	$94,808,490	$—	$1,170,543,698

Collateral for Securities Loaned (Liability)	$—	$(82,943,694)	$—	$(82,943,694)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-383

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
General Dynamics Corp.	37,978	$6,895,286
L3Harris Technologies, Inc.	33,553	6,800,522

		13,695,808

Auto Components—3.3%
Aptiv plc	59,590	8,217,461
Lear Corp. (a)	52,226	9,465,962

		17,683,423

Banks—5.2%
Fifth Third Bancorp	271,175	10,155,504
PacWest Bancorp	113,848	4,343,301
Regions Financial Corp. (a)	441,647	9,124,427
Zions Bancorp N.A.	78,189	4,297,267

		27,920,499

Beverages—1.7%
Keurig Dr Pepper, Inc. (a)	258,003	8,867,563

Building Products—1.3%
Masco Corp.	120,469	7,216,093

Capital Markets—1.8%
LPL Financial Holdings, Inc.	66,822	9,499,416

Chemicals—2.2%
Celanese Corp.	63,992	9,586,642
Diversey Holdings, Ltd. (a) (b)	147,682	2,172,402

		11,759,044

Commercial Services & Supplies—2.5%
Republic Services, Inc.	132,037	13,117,876

Communications Equipment—0.9%
Juniper Networks, Inc.	194,327	4,922,303

Construction & Engineering—1.0%
MasTec, Inc. (a) (b)	59,360	5,562,032

Consumer Finance—1.5%
Discover Financial Services	84,209	7,999,013

Containers & Packaging—1.8%
AptarGroup, Inc. (a)	42,075	5,960,765
Packaging Corp. of America	26,259	3,531,311

		9,492,076

Distributors—1.8%
LKQ Corp. (b)	231,970	9,819,290

Diversified Consumer Services—0.4%
Terminix Global Holdings, Inc. (b)	44,430	2,117,978

Electric Utilities—2.9%
American Electric Power Co., Inc.	92,409	7,827,043

Electric Utilities—(Continued)
FirstEnergy Corp.	224,512	7,788,321

		15,615,364

Electronic Equipment, Instruments & Components—0.6%
Keysight Technologies, Inc. (b)	23,623	3,387,538

Energy Equipment & Services—1.0%
Baker Hughes Co. (a)	60,749	1,312,786
NOV, Inc.	292,391	4,011,604

		5,324,390

Equity Real Estate Investment Trusts—3.9%
American Campus Communities, Inc. (a)	156,593	6,760,120
Americold Realty Trust	47,976	1,845,636
Equity LifeStyle Properties, Inc. (a)	29,180	1,857,015
Invitation Homes, Inc.	319,025	10,205,610

		20,668,381

Food & Staples Retailing—1.8%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	218,506	9,802,179

Food Products—1.5%
Lamb Weston Holdings, Inc.	102,753	7,961,302

Health Care Equipment & Supplies—4.3%
Alcon, Inc. (a) (b)	174,087	12,217,425
Zimmer Biomet Holdings, Inc.	68,073	10,897,126

		23,114,551

Health Care Providers & Services—3.1%
Humana, Inc.	20,104	8,428,602
Universal Health Services, Inc. - Class B	60,309	8,044,618

		16,473,220

Hotels, Restaurants & Leisure—3.5%
Expedia Group, Inc.	56,098	9,655,588
Yum China Holdings, Inc.	149,123	8,829,573

		18,485,161

Household Durables—2.1%
DR Horton, Inc.	101,008	9,001,833
Helen of Troy, Ltd. (a) (b)	10,164	2,141,148

		11,142,981

Household Products—2.4%
Reynolds Consumer Products, Inc. (a)	434,715	12,945,813

Industrial Conglomerates—3.0%
Carlisle Cos., Inc. (a)	97,147	15,988,453

Insurance—8.1%
Allstate Corp. (The)	78,348	9,002,185
Arch Capital Group, Ltd. (b)	384,713	14,761,438
Brown & Brown, Inc. (a)	265,073	12,116,487

BHFTI-384

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Loews Corp. (a)	145,273	$7,449,599

		43,329,709

IT Services—4.8%
Amdocs, Ltd.	189,643	13,303,456
Euronet Worldwide, Inc. (b)	88,336	12,216,869

		25,520,325

Machinery—4.8%
Donaldson Co., Inc.	73,456	4,272,201
Gates Industrial Corp. plc (b)	215,550	3,446,645
Pentair plc	45,395	2,829,016
Stanley Black & Decker, Inc.	75,472	15,069,494

		25,617,356

Metals & Mining—0.8%
Freeport-McMoRan, Inc. (b)	123,998	4,083,254

Oil, Gas & Consumable Fuels—2.7%
Devon Energy Corp.	147,318	3,218,898
EOG Resources, Inc.	56,392	4,090,112
Hess Corp.	47,839	3,385,088
Valero Energy Corp.	52,989	3,794,012

		14,488,110

Professional Services—2.1%
Jacobs Engineering Group, Inc.	88,650	11,459,786

Real Estate Management & Development—2.9%
CBRE Group, Inc. - Class A (b)	194,578	15,393,066

Road & Rail—2.2%
Kansas City Southern	43,727	11,540,430

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	55,201	8,560,571

Special Purpose Acquisition Companies—2.2%
Liberty Media Acquisition Corp. (b)	89,138	954,668
Pershing Square Tontine Holdings, Ltd. - Class A (a) (b)	360,156	8,647,346
Thoma Bravo Advantage - Class A (a) (b)	226,641	2,368,398

		11,970,412

Specialty Retail—1.7%
Best Buy Co., Inc.	79,383	9,113,962

Technology Hardware, Storage & Peripherals—1.6%
NCR Corp. (a) (b)	232,277	8,814,912

Trading Companies & Distributors—3.7%
AerCap Holdings NV (b)	266,481	15,653,094
Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
United Rentals, Inc. (b)	13,231	4,357,101

		20,010,195

Water Utilities—2.0%
American Water Works Co., Inc. (a)	71,128	10,663,510

Total Common Stocks (Cost $408,030,487)		531,147,345

Mutual Funds—0.7%

Investment Company Securities—0.7%
SPDR S&P Oil & Gas Exploration & Production ETF (a) (Cost $2,183,649)	45,655	3,713,578

Warrants—0.1%

Special Purpose Acquisition Companies—0.1%
Pershing Square Tontine Holdings, Ltd., Expires 07/24/25 (b) (Cost $218,700)	37,827	308,290

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,111,200; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/23, with a market value of $2,153,490	2,111,200	2,111,200

Total Short-Term Investments (Cost $2,111,200)		2,111,200

Securities Lending Reinvestments (c)—8.6%

Certificates of Deposit—1.6%
China Construction Bank Corp. 0.100%, 04/01/21	1,000,000	999,998
Cooperatieve Rabobank UA 0.264%, 3M LIBOR + 0.040%, 01/11/22 (d)	1,000,000	1,000,190
Credit Industriel et Commercial 0.250%, 06/11/21	1,000,000	1,000,200
Norinchukin Bank 0.210%, 04/07/21	1,000,000	1,000,023
Rabobank International London 0.292%, 3M LIBOR + 0.080%, 07/30/21 (d)	500,000	500,190
Royal Bank of Canada New York 0.278%, 3M LIBOR + 0.040%, 10/05/21 (d)	1,000,000	1,000,180
Sumitomo Mitsui Banking Corp. 0.270%, 05/04/21	2,000,000	2,000,246
Toronto-Dominion Bank 0.304%, 3M LIBOR + 0.070%, 10/08/21 (d)	1,000,000	999,912

		8,500,939

BHFTI-385

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.5%
Antalis S.A. 0.230%, 04/05/21	1,998,837	$1,999,950
Sheffield Receivable 0.220%, 04/06/21	999,450	999,968

		2,999,918

Repurchase Agreements—5.6%
Barclays Bank plc Repurchase Agreement dated 03/31/21 at 0.350%, due on 05/05/21 with a maturity value of $3,001,021; collateralized by various Common Stock with an aggregate market value of $3,334,046.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/21 at 0.010%, due on 04/01/21 with a maturity value of $2,501,465; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/29 - 08/15/48, and an aggregate market value of $2,551,494.	2,501,464	2,501,464
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $5,000,035; collateralized by various Common Stock with an aggregate market value of $5,500,097.	5,000,000	5,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/21 at 0.020%, due on 04/01/21 with a maturity value of $4,000,002; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.473% - 6.500%, maturity dates ranging from 04/01/21 - 02/20/67, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $1,000,408; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.500%, maturity dates ranging from 08/15/27 - 11/15/44, and various Common Stock with an aggregate market value of $1,068,890.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/21 at 0.420%, due on 05/05/21 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $900,002; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $918,000.	900,000	900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $200,001; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $204,001.	200,000	200,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $1,300,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,437,853.	1,300,000	1,300,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $1,600,073; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $1,769,665.	1,600,000	1,600,000
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $1,700,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $1,886,495.	1,700,000	1,700,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $7,000,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $7,769,418.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $1,000,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $1,109,917.	1,000,000	1,000,000

		30,201,464

Time Deposits—0.7%
ABN AMRO Bank NV 0.070%, 04/01/21	2,000,000	2,000,000
DZ Bank AG 0.020%, 04/01/21	1,000,000	1,000,000
Svenska NY 0.020%, 04/01/21	1,000,000	1,000,000

		4,000,000

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (e)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $46,701,382)		46,702,321

Total Investments—109.1% (Cost $459,245,418)		583,982,734
Other assets and liabilities (net)—(9.1)%		(48,923,841)

Net Assets—100.0%		$535,058,893

BHFTI-386

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $48,822,244 and the collateral received consisted of cash in the amount of $46,699,752 and non-cash collateral with a value of $3,310,719. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2021.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$531,147,345	$—	$—	$531,147,345
Total Mutual Funds*	3,713,578	—	—	3,713,578
Total Warrants*	308,290	—	—	308,290
Total Short-Term Investment*	—	2,111,200	—	2,111,200
Securities Lending Reinvestments
Certificates of Deposit	—	8,500,939	—	8,500,939
Commercial Paper	—	2,999,918	—	2,999,918
Repurchase Agreements	—	30,201,464	—	30,201,464
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	45,702,321	—	46,702,321
Total Investments	$536,169,213	$47,813,521	$—	$583,982,734

Collateral for Securities Loaned (Liability)	$—	$(46,699,752)	$—	$(46,699,752)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-387

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—82.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—30.0%
Fannie Mae 15 Yr. Pool
3.000%, 05/01/27	27,100	$28,844
3.000%, 06/01/32	97,137	102,614
3.000%, 10/01/32	10,241	10,818
3.000%, 02/01/33	3,496,606	3,695,027
3.000%, 03/01/33	511,549	540,638
3.000%, 04/01/33	411,480	434,849
3.000%, 05/01/33	190,389	201,204
3.000%, 06/01/33	90,213	95,241
3.000%, 07/01/33	399,986	422,197
3.000%, 08/01/33	1,777,208	1,875,885
3.000%, 10/01/33	310,946	328,118
3.000%, 11/01/33	265,967	280,680
3.000%, 12/01/33	135,420	142,906
3.000%, 01/01/34	130,028	137,103
3.000%, 02/01/34	233,858	246,715
3.000%, 03/01/34	560,360	591,336
3.000%, 05/01/34	284,947	300,712
4.500%, 12/01/23	1,566	1,642
4.500%, 11/01/25	257,300	270,620
5.000%, 03/01/23	1,668	1,750
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	1,823,693	1,949,204
3.500%, 01/01/34	1,126,245	1,214,966
4.000%, 11/01/31	745,854	817,953
4.000%, 08/01/32	598,869	656,721
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	397,986	397,879
2.000%, 02/01/51	598,611	598,265
2.000%, 03/01/51	99,930	100,046
2.000%, 04/01/51	200,000	199,763
2.500%, 11/01/50	97,504	101,124
2.500%, 12/01/50	98,814	101,494
2.500%, 01/01/51	795,873	819,259
2.500%, 02/01/51	996,351	1,027,751
2.500%, 03/01/51	99,797	102,798
3.000%, 09/01/42	1,307,163	1,389,787
3.000%, 10/01/42	1,208,300	1,284,348
3.000%, 11/01/42	2,252,879	2,394,803
3.000%, 08/01/46	214,453	226,440
3.000%, 09/01/46	651,304	686,951
3.000%, 10/01/46	263,240	277,561
3.000%, 11/01/46	329,706	346,788
3.000%, 11/01/48	600,000	631,885
3.000%, 07/01/49	184,861	193,911
3.000%, 09/01/49	1,367,866	1,436,398
3.000%, 11/01/49	242,590	253,071
3.000%, 12/01/49	97,598	101,729
3.000%, 03/01/50	702,962	749,593
3.000%, 09/01/50	693,799	726,643
3.000%, 11/01/50	385,178	405,630
3.500%, 11/01/42	2,213,393	2,405,913
3.500%, 04/01/46	2,087,537	2,238,336
3.500%, 11/01/46	380,138	409,394
3.500%, 07/01/47	1,648,644	1,767,407
3.500%, 12/01/47	4,556,873	4,896,794

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 08/01/48	1,001,902	1,071,919
3.500%, 11/01/48	738,034	784,721
3.500%, 02/01/50	457,994	487,830
3.500%, 04/01/50	352,685	374,501
4.000%, 10/01/39	73,003	80,797
4.000%, 11/01/40	2,919,891	3,232,334
4.000%, 01/01/42	188,066	206,891
4.000%, 04/01/42	301,928	333,801
4.000%, 09/01/42	1,483,639	1,634,356
4.000%, 10/01/42	345,543	378,453
4.000%, 11/01/42	120,751	129,777
4.000%, 04/01/43	124,253	133,473
4.000%, 06/01/43	123,406	132,549
4.000%, 08/01/43	303,704	334,584
4.000%, 09/01/43	1,147,092	1,266,350
4.000%, 10/01/43	212,844	235,498
4.000%, 02/01/44	72,982	80,775
4.000%, 04/01/44	111,646	123,566
4.000%, 02/01/45	114,078	125,476
4.000%, 06/01/45	51,830	57,346
4.000%, 12/01/45	629,093	692,173
4.000%, 03/01/46	82,396	89,434
4.000%, 05/01/46	47,327	50,904
4.000%, 09/01/47	15,527	16,734
4.000%, 11/01/47	34,406	37,166
4.000%, 03/01/48	307,235	330,699
4.000%, 05/01/48	799,740	868,093
4.000%, 09/01/48	194,082	209,848
4.500%, 12/01/40	1,101,901	1,242,214
4.500%, 08/01/41	99,109	111,734
4.500%, 11/01/41	644,898	728,119
4.500%, 12/01/43	150,188	167,280
4.500%, 10/01/44	988,591	1,101,386
4.500%, 02/01/45	366,678	410,686
4.500%, 03/01/46	163,732	183,313
4.500%, 04/01/48	190,744	208,565
4.500%, 05/01/48	63,863	70,058
4.500%, 12/01/48	1,993,894	2,204,248
4.500%, 04/01/49	51,020	55,568
4.500%, 07/01/49	226,044	247,317
4.500%, 09/01/49	338,344	371,398
4.500%, 10/01/49	115,936	125,817
4.500%, 01/01/50	472,621	516,892
4.500%, 05/01/50	61,538	67,151
5.000%, 04/01/41	7,894	8,739
5.000%, 06/01/41	29,920	34,363
5.000%, 08/01/41	42,822	48,203
5.000%, 08/01/48	118,627	131,394
5.000%, 11/01/48	388,901	431,220
5.000%, 12/01/49	59,026	65,192
5.500%, 12/01/39	383,922	444,539
5.500%, 04/01/40	432,977	502,007
5.500%, 06/01/40	39,830	45,468
5.500%, 05/01/41	149,086	171,782
5.500%, 06/01/41	257,363	294,396

BHFTI-388

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 07/01/41	294,746	$339,342
5.500%, 12/01/41	518,117	593,955
5.500%, 02/01/42	1,187,127	1,371,579
5.500%, 05/01/44	307,516	355,650
6.000%, 01/01/34	56,450	67,449
6.000%, 08/01/34	85,958	102,580
6.000%, 10/01/34	92,272	110,212
6.000%, 11/01/34	65,917	78,756
6.000%, 01/01/35	81,588	96,247
6.000%, 04/01/35	131,877	152,641
6.000%, 06/01/36	224,445	268,198
6.000%, 05/01/37	306,381	366,159
6.000%, 09/01/37	17,548	20,902
6.000%, 10/01/37	235,038	280,902
6.000%, 01/01/38	230,842	275,894
6.000%, 03/01/38	82,887	102,232
6.000%, 07/01/38	40,904	48,276
6.000%, 01/01/40	234,798	278,956
6.000%, 05/01/40	329,526	392,701
6.000%, 07/01/41	301,831	359,389
6.000%, 01/01/42	25,812	29,591
6.500%, 07/01/32	58,304	67,407
6.500%, 12/01/32	17,846	20,954
6.500%, 07/01/35	20,962	24,192
6.500%, 12/01/35	183,331	219,654
6.500%, 08/01/36	300,470	357,115
Fannie Mae ARM Pool
2.193%, 12M LIBOR + 1.818%, 02/01/42 (a)	51,630	54,455
2.321%, 12M LIBOR + 1.818%, 09/01/41 (a)	12,765	13,476
2.330%, 12M LIBOR + 1.830%, 10/01/41 (a)	8,521	8,838
2.694%, 12M LIBOR + 1.818%, 07/01/41 (a)	22,267	23,523
2.703%, 12M LIBOR + 1.800%, 07/01/41 (a)	20,158	21,265
2.990%, 12M LIBOR + 1.700%, 06/01/42 (a)	22,040	23,186
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,398,711	11,135,292
Fannie Mae Pool
3.000%, 08/01/27	64,059	67,957
3.000%, 10/01/27	111,151	117,914
3.000%, 11/01/27	35,236	37,378
3.000%, 12/01/27	55,446	58,821
3.000%, 01/01/28	53,877	57,157
3.000%, 02/01/28	48,521	51,474
3.000%, 03/01/28	54,148	57,446
3.000%, 04/01/28	47,596	50,450
3.000%, 05/01/28	56,721	60,179
3.000%, 06/01/28	56,969	60,441
3.000%, 07/01/28	52,537	55,739
3.000%, 08/01/28	59,777	63,422
3.000%, 09/01/28	61,113	64,840
3.000%, 01/01/29	57,525	61,038
3.000%, 03/01/29	63,024	66,875
3.500%, 09/01/32	1,861,392	2,004,476
3.500%, 10/01/56	1,684,414	1,855,937
4.500%, 08/01/58	199,044	228,730
6.500%, 08/01/39	1,001,998	1,160,509
6.586%, 02/01/39	102,185	113,627

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae REMICS (CMO)
1.029%, 1M LIBOR + 0.920%, 03/25/36 (a)	247,042	254,026
1.039%, 1M LIBOR + 0.930%, 06/25/36 (a)	357,604	366,930
1.750%, 06/25/42	163,059	166,529
1.750%, 01/25/43	151,042	153,423
3.000%, 05/25/46	2,898,696	3,091,384
4.250%, 03/25/42	1,140,221	1,218,059
4.500%, 12/25/40	101,622	103,446
4.750%, 01/25/41	297,091	307,038
5.000%, 12/25/23	55,803	58,086
5.000%, 12/25/34	178,103	201,653
5.000%, 03/25/35	148,582	168,320
5.000%, 08/25/39	226,444	257,184
5.000%, 02/25/41	138,482	158,531
5.500%, 06/25/35	55,648	59,558
5.500%, 08/25/35	748,999	853,098
6.000%, 06/25/45 (b)	409,052	74,624
6.441%, -1 x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	155,137	14,549
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	446,973	477,928
3.000%, 02/01/32	11,269	11,912
3.000%, 03/01/33	1,685,882	1,781,347
3.000%, 09/01/33	188,226	198,642
3.000%, 03/01/34	143,724	151,714
6.000%, 01/01/24	54,396	56,808
Freddie Mac 15 Yr. Pool 3.500%, 04/01/33	263,236	284,523
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,313,080	1,390,614
3.500%, 03/01/32	674,930	722,294
3.500%, 06/01/32	1,830,184	1,957,933
3.500%, 07/01/32	609,765	651,969
3.500%, 02/01/34	2,732,810	2,953,902
4.000%, 06/01/33	752,671	825,045
Freddie Mac 30 Yr. Gold Pool
2.000%, 04/01/51	100,000	99,881
3.000%, 11/01/42	124,381	132,700
3.000%, 01/01/43	145,642	154,930
3.000%, 02/01/43	720,086	766,705
3.000%, 03/01/43	7,409,605	7,881,812
3.000%, 06/01/43	1,897,809	2,008,511
3.500%, 04/01/40	166,928	181,409
3.500%, 05/01/40	216,246	233,684
3.500%, 06/01/40	321,117	347,047
3.500%, 07/01/40	52,107	56,303
3.500%, 08/01/40	152,658	164,987
3.500%, 09/01/40	87,864	94,537
3.500%, 10/01/40	96,330	104,073
3.500%, 11/01/40	102,867	111,767
3.500%, 12/01/40	105,918	113,982
3.500%, 04/01/42	439,710	478,728
3.500%, 07/01/42	80,041	86,809
3.500%, 08/01/42	41,840	45,258
3.500%, 09/01/42	224,302	243,563
3.500%, 10/01/42	1,072,802	1,166,818
3.500%, 01/01/43	415,802	450,984

BHFTI-389

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 02/01/43	197,252	$214,094
3.500%, 04/01/43	3,377,095	3,663,290
3.500%, 05/01/43	308,267	335,210
3.500%, 11/01/44	335,238	360,235
3.500%, 02/01/45	6,707	7,221
3.500%, 06/01/45	11,506	12,422
3.500%, 11/01/45	2,845,817	3,065,364
3.500%, 01/01/46	299,917	323,972
3.500%, 02/01/46	495,501	526,977
3.500%, 05/01/46	953,882	1,031,302
3.500%, 06/01/46	172,433	182,450
3.500%, 07/01/46	1,284,241	1,383,709
3.500%, 08/01/46	188,695	200,693
3.500%, 09/01/46	612,559	660,079
3.500%, 01/01/47	1,543,586	1,645,755
3.500%, 02/01/47	1,856,634	1,966,072
3.500%, 07/01/47	513,324	546,777
3.500%, 11/01/47	127,013	135,432
3.500%, 12/01/47	433,633	460,566
3.500%, 02/01/48	138,859	147,294
3.500%, 04/01/48	453,725	481,329
4.000%, 11/01/41	4,860	5,331
4.000%, 09/01/42	2,265,199	2,508,300
4.000%, 10/01/42	44,784	48,971
4.000%, 11/01/42	307,700	340,759
4.000%, 12/01/42	111,597	123,329
4.000%, 01/01/43	11,178	11,996
4.000%, 02/01/43	141,666	155,430
4.000%, 03/01/43	69,634	76,643
4.000%, 04/01/43	21,845	23,981
4.000%, 05/01/43	281,959	309,017
4.000%, 06/01/43	30,763	33,763
4.000%, 07/01/43	243,111	268,638
4.000%, 08/01/43	214,056	236,036
4.000%, 09/01/43	353,972	390,589
4.000%, 10/01/43	367,506	406,581
4.000%, 11/01/43	20,719	22,483
4.000%, 01/01/44	291,794	320,071
4.000%, 02/01/44	39,948	43,502
4.000%, 04/01/44	12,763	13,735
4.000%, 07/01/44	478,481	529,225
4.000%, 12/01/44	7,600	8,154
4.000%, 01/01/45	298,124	328,183
4.000%, 02/01/45	356,565	394,640
4.000%, 05/01/45	584,532	642,464
4.000%, 12/01/45	347,218	382,263
4.000%, 07/01/47	2,026,821	2,194,789
4.000%, 11/01/47	477,310	513,606
4.000%, 12/01/47	949,078	1,021,307
4.000%, 01/01/48	227,391	244,634
4.000%, 05/01/48	466,098	506,099
4.500%, 05/01/39	67,368	75,989
4.500%, 07/01/40	1,159,070	1,300,602
4.500%, 09/01/40	547,138	617,166
4.500%, 02/01/41	52,871	59,627

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 08/01/41	480,819	542,266
4.500%, 09/01/41	70,060	79,014
4.500%, 10/01/41	133,417	150,637
4.500%, 02/01/44	17,079	18,880
4.500%, 10/01/48	94,623	103,018
5.000%, 01/01/35	117,132	133,608
5.000%, 05/01/35	58,512	66,956
5.000%, 07/01/35	749,265	872,014
5.000%, 11/01/35	860,541	1,001,517
5.000%, 06/01/41	1,271,000	1,479,198
5.000%, 07/01/41	205,998	236,152
5.500%, 03/01/34	856,145	999,339
5.500%, 07/01/35	572,268	666,793
Freddie Mac 30 Yr. Pool
2.000%, 02/01/51	597,159	596,814
2.000%, 03/01/51	99,797	99,826
2.500%, 09/01/50	95,714	98,332
2.500%, 11/01/50	99,306	102,094
2.500%, 12/01/50	98,578	102,042
2.500%, 01/01/51	99,121	102,102
2.500%, 02/01/51	299,474	308,637
3.000%, 09/01/48	655,576	695,426
3.000%, 07/01/49	301,632	317,052
3.000%, 09/01/49	2,647,655	2,805,288
3.000%, 10/01/49	564,373	593,573
3.000%, 03/01/50	861,106	899,755
3.500%, 03/01/48	136,485	146,102
4.500%, 05/01/50	247,590	269,474
5.000%, 03/01/50	1,077,925	1,192,987
Freddie Mac ARM Non-Gold Pool
2.179%, 12M LIBOR + 1.750%, 12/01/40 (a)	415,523	437,276
2.323%, 12M LIBOR + 1.750%, 09/01/41 (a)	159,844	168,328
2.380%, 12M LIBOR + 1.880%, 10/01/41 (a)	161,563	171,016
2.481%, 12M LIBOR + 1.880%, 09/01/41 (a)	15,405	16,306
2.572%, 12M LIBOR + 1.895%, 10/01/42 (a)	61,973	65,645
2.910%, 12M LIBOR + 1.910%, 06/01/41 (a)	9,678	9,974
2.928%, 12M LIBOR + 1.910%, 06/01/41 (a)	30,051	31,836
2.987%, 12M LIBOR + 1.910%, 05/01/41 (a)	22,822	24,191
3.369%, 12M LIBOR + 1.910%, 05/01/41 (a)	29,912	31,689
3.726%, 12M LIBOR + 1.880%, 04/01/41 (a)	7,919	8,194
Freddie Mac Multifamily Structured Pass-Through Certificates
2.750%, 11/25/22	4,287,049	4,354,789
3.750%, 11/25/29	181,278	204,117
3.750%, 11/25/32	1,000,000	1,151,748
3.990%, 05/25/33 (a)	3,650,000	4,272,093
Freddie Mac REMICS (CMO)
0.506%, 1M LIBOR + 0.400%, 03/15/34 (a)	222,472	224,096
1.006%, 1M LIBOR + 0.900%, 02/15/33 (a)	126,915	129,854
1.750%, 06/15/42	122,496	125,342
3.500%, 11/15/31	1,178,605	1,273,994
4.000%, 01/15/41	7,687,072	8,300,003
4.250%, 03/15/40	309,271	311,185
4.500%, 12/15/26	1,168,166	1,193,458
4.500%, 02/15/41	17,038	18,344
5.000%, 10/15/34	226,787	256,968

BHFTI-390

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac REMICS (CMO)
5.000%, 12/15/37	75,586	$84,521
5.000%, 03/15/41	431,614	478,705
5.000%, 04/15/41	857,451	998,288
5.000%, 05/15/41	962,055	1,133,572
5.500%, 05/15/34	1,260,986	1,449,895
5.500%, 11/15/36	467,451	517,502
5.500%, 06/15/41	2,848,571	3,247,248
Ginnie Mae I 30 Yr. Pool
2.000%, TBA (c)	200,000	201,938
3.000%, 05/15/42	287,001	301,473
3.000%, 04/15/43	115,369	121,302
3.000%, 05/15/43	149,508	157,134
3.000%, 01/15/45	44,004	46,411
3.000%, 02/15/45	66,482	69,636
3.000%, 03/15/45	360,854	377,842
3.000%, 05/15/45	22,651	23,722
3.000%, 06/15/45	37,815	39,569
3.000%, 07/15/45	205,651	215,114
3.500%, 11/15/41	175,703	192,089
3.500%, 02/15/42	162,350	177,492
3.500%, 03/15/42	182,621	198,467
3.500%, 05/15/42	477,470	517,025
3.500%, 06/15/42	298,226	321,157
3.500%, 05/15/50	384,599	410,962
4.000%, 09/15/40	1,028,665	1,135,437
4.000%, 10/15/40	67,586	74,730
4.000%, 03/15/41	477,269	520,890
4.000%, 06/15/41	19,697	21,453
4.000%, 09/15/41	123,108	136,312
4.000%, 10/15/41	473,893	524,951
4.000%, 11/15/41	140,884	156,095
4.000%, 12/15/41	405,981	449,847
4.000%, 01/15/42	19,115	20,821
4.000%, 02/15/42	20,105	22,149
4.000%, 03/15/42	112,870	124,583
4.000%, 11/15/42	12,933	13,873
4.000%, 01/15/43	42,949	47,576
4.000%, 03/15/50	80,125	85,965
4.500%, 08/15/39	998,291	1,133,137
4.500%, 06/15/40	326,133	368,634
4.500%, 07/15/40	62,246	70,248
4.500%, 03/15/41	364,805	411,410
4.500%, 04/15/41	29,924	33,786
5.000%, 03/15/39	40,020	46,639
5.000%, 07/15/39	69,010	80,369
5.000%, 08/15/39	74,243	86,435
5.000%, 09/15/39	47,526	55,152
5.000%, 04/15/40	26,790	30,813
5.000%, 08/15/40	102,228	119,101
5.000%, 04/15/41	88,987	103,174
5.000%, 09/15/41	50,538	58,834
5.500%, 10/15/39	11,465	13,510
6.000%, 06/15/36	544,249	652,698

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
2.500%, 12/20/50	297,675	310,283
3.000%, 12/20/42	780,367	827,766
3.000%, 03/20/43	677,683	722,599
3.000%, 11/20/46	8,595,228	9,063,505
3.000%, 01/20/48	1,338,853	1,413,584
3.500%, 12/20/42	256,538	278,610
3.500%, 07/20/45	2,747,544	2,943,954
3.500%, 12/20/45	4,475,077	4,795,044
3.500%, 05/20/46	1,302,384	1,407,199
3.500%, 06/20/46	3,544,727	3,818,144
3.500%, 11/20/47	284,161	303,029
3.500%, 10/20/48	1,009,412	1,070,195
4.000%, 09/20/39	95,155	105,579
4.000%, 10/20/40	11,705	12,963
4.000%, 11/20/40	808,599	895,464
4.000%, 10/20/41	1,029,578	1,142,590
4.000%, 11/20/41	389,676	432,449
4.000%, 04/20/42	508,869	564,730
4.000%, 06/20/42	37,940	42,334
4.000%, 10/20/44	973,949	1,077,110
4.000%, 11/20/44	982,370	1,085,009
4.000%, 12/20/44	54,935	60,776
4.000%, 03/20/50	95,396	105,184
4.000%, 04/20/50	736,797	805,319
4.500%, 02/20/40	87,599	98,227
4.500%, 09/20/40	9,404	10,547
4.500%, 05/20/48	938,776	1,015,088
4.500%, 08/20/48	1,234,843	1,350,650
4.500%, 09/20/48	862,035	938,364
4.500%, 10/20/48	1,247,995	1,352,607
4.500%, 01/20/49	199,198	215,886
4.500%, 02/20/50	460,313	498,468
4.500%, 03/20/50	307,694	332,828
5.000%, 10/20/48	53,913	59,061
Ginnie Mae II Pool
4.630%, 12/20/61 (a)	102,388	106,154
4.700%, 01/20/62 (a)	43	43
5.470%, 08/20/59 (a)	346	353
Government National Mortgage Association (CMO)
0.361%, 1M LIBOR + 0.250%, 10/20/47 (a)	889,219	890,066
0.411%, 1M LIBOR + 0.300%, 05/20/48 (a)	920,186	922,017
0.411%, 1M LIBOR + 0.300%, 06/20/48 (a)	1,138,321	1,140,573
0.420%, 1M LIBOR + 0.300%, 08/20/60 (a)	124,485	124,461
0.420%, 1M LIBOR + 0.300%, 09/20/60 (a)	157,617	157,583
0.440%, 1Y H15 + 0.350%, 08/20/66 (a)	3,566,727	3,532,642
0.445%, 1M LIBOR + 0.330%, 07/20/60 (a)	172,284	172,376
0.590%, 1Y H15 + 0.500%, 05/20/66 (a)	3,671,523	3,647,629
0.591%, 1M LIBOR + 0.480%, 01/20/38 (a)	24,668	24,829
0.610%, 1M LIBOR + 0.490%, 02/20/61 (a)	131,719	132,109
0.611%, 1M LIBOR + 0.500%, 07/20/37 (a)	97,594	98,273
0.620%, 1M LIBOR + 0.500%, 12/20/60 (a)	289,037	290,197
0.620%, 1M LIBOR + 0.500%, 02/20/61 (a)	36,121	36,229
0.620%, 1M LIBOR + 0.500%, 04/20/61 (a)	101,502	101,922
0.620%, 1M LIBOR + 0.500%, 05/20/61 (a)	238,206	239,191
0.636%, 1M LIBOR + 0.530%, 12/16/39 (a)	90,899	91,809

BHFTI-391

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
0.650%, 1M LIBOR + 0.530%, 06/20/61 (a)	135,263	$135,883
0.706%, 1M LIBOR + 0.600%, 11/16/39 (a)	131,544	133,007
0.720%, 1M LIBOR + 0.600%, 10/20/61 (a)	477,604	480,526
0.750%, 1M LIBOR + 0.630%, 01/20/62 (a)	520,489	523,973
0.750%, 1M LIBOR + 0.630%, 03/20/62 (a)	334,183	336,193
0.770%, 1M LIBOR + 0.650%, 05/20/61 (a)	9,871	9,943
0.820%, 1M LIBOR + 0.700%, 11/20/61 (a)	480,300	484,313
0.820%, 1M LIBOR + 0.700%, 01/20/62 (a)	340,579	343,235
1.650%, 01/20/63	29,596	29,663
1.750%, 03/20/63	188,920	189,190
2.500%, 11/20/46	175,341	184,175
2.750%, 02/20/64	1,883,907	1,945,790
2.750%, 05/20/64	901,146	914,932
3.000%, 03/20/63	106,217	107,293
3.250%, 08/20/68	3,494,054	3,674,138
3.500%, 11/20/36 (b)	18,166	0
3.500%, 09/20/63	236,442	238,478
4.000%, 12/20/40	2,178,551	2,424,699
4.500%, 05/16/40	70,089	73,014
4.500%, 05/20/40 (b)	6,273	472
4.500%, 12/20/40	1,550,223	1,750,559
5.000%, 12/20/39	4,741,162	5,333,462
5.000%, 03/20/40	2,341,888	2,660,279
5.010%, 09/20/60 (a)	10,649	11,541
5.150%, 08/20/60	2,551	2,575
5.500%, 04/20/34	188,036	224,897
5.989%, -1 x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	114,269	22,079
8.519%, -1.33 x 1M LIBOR + 8.667%, 04/20/39 (a)	61,305	63,783
8.652%, -1.33 x 1M LIBOR + 8.800%, 08/20/39 (a)	97,799	99,242
Uniform Mortgage-Backed Securities 15 Yr. Pool 1.500%, TBA (c)	1,300,000	1,305,869

		283,373,514

Federal Agencies—36.5%
Fannie Mae Principal Strip Zero Coupon, 05/15/30	40,000,000	33,487,830
Federal Farm Credit Banks Funding Corp.
0.200%, 01/04/24	10,000,000	9,949,817
1.300%, 05/13/30	20,000,000	19,397,375
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	16,656,221
3.250%, 11/16/28	10,000,000	11,255,557
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	8,501,217
Zero Coupon, 09/15/36	10,000,000	6,880,445
Zero Coupon, 12/15/36	45,000,000	30,719,328
0.375%, 05/05/23	8,000,000	8,034,389
6.250%, 07/15/32 (d)	7,568,000	10,913,735
6.750%, 03/15/31	481,000	697,290
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	8,269,127
0.250%, 05/22/23	12,000,000	12,015,097
0.500%, 06/17/25	8,000,000	7,923,360
0.500%, 11/07/25 (d)	13,000,000	12,802,173

Federal Agencies—(Continued)
Federal National Mortgage Association
0.625%, 04/22/25	5,000,000	4,986,740
0.875%, 08/05/30	10,000,000	9,246,163
6.625%, 11/15/30	1,430,000	2,040,328
Freddie Mac Strips Zero Coupon, 07/15/32	17,100,000	13,486,323
Resolution Funding Corp. Interest Strip
Zero Coupon, 01/15/29	7,300,000	6,354,734
Zero Coupon, 07/15/29	7,500,000	6,428,869
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	23,523,000	19,833,890
Zero Coupon, 04/15/30	35,000,000	29,319,394
Tennessee Valley Authority
0.750%, 05/15/25	5,000,000	4,993,993
2.875%, 09/15/24	7,050,000	7,591,570
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29	8,669,000	7,487,661
Zero Coupon, 01/15/34	12,669,000	9,485,163
United States Department of Housing and Urban Development 2.738%, 08/01/25	5,000,000	5,375,436
United States International Development Finance Corp.
1.110%, 05/15/29	6,000,000	6,100,323
1.920%, 12/15/32	10,000,000	10,128,400
2.870%, 02/15/35	3,325,781	3,524,322

		343,886,270

U.S. Treasury—16.0%
U.S. Treasury Bonds
1.875%, 02/15/51 (d)	8,000,000	7,100,000
3.000%, 05/15/45	5,470,000	6,097,341
3.000%, 02/15/48	55,000,000	61,653,711
3.625%, 02/15/44	37,000,000	45,486,875
3.750%, 11/15/43	3,000,000	3,752,344
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/44 (e)	6,284,488	8,207,639
2.125%, 02/15/40 (e)	5,929,392	8,500,880
U.S. Treasury Notes
0.375%, 03/31/22	5,000,000	5,014,844
1.500%, 05/31/23	5,000,000	5,132,812

		150,946,446

Total U.S. Treasury & Government Agencies (Cost $786,830,994)		778,206,230

Foreign Government—12.3%

Sovereign—12.3%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	3,103,272
3.125%, 09/30/49 (144A)	10,000,000	9,523,800
Colombia Government International Bond 3.125%, 04/15/31	5,090,000	4,984,942
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	11,152,057

BHFTI-392

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	$5,063,103
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	15,630,910
5.500%, 12/04/23	30,210,000	34,301,255
5.500%, 04/26/24	1,900,000	2,185,545
5.500%, 09/18/33	2,195,000	3,006,185
Mexico Government International Bond 4.500%, 04/22/29	4,650,000	5,155,641
Panama Government International Bond
4.500%, 04/01/56	750,000	820,103
3.750%, 03/16/25	2,780,000	3,029,922
Peruvian Government International Bond 4.125%, 08/25/27	2,620,000	2,926,016
Poland Government International Bond 3.250%, 04/06/26	2,820,000	3,119,202
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	3,109,900
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,435,858

Total Foreign Government (Cost $118,540,831)		116,547,711

Corporate Bonds & Notes—1.6%

Diversified Financial Services—0.7%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,169,090

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	8,696,504

Total Corporate Bonds & Notes (Cost $6,866,626)		14,865,594

Asset-Backed Securities—1.4%

Asset-Backed - Other—0.2%
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	1,632,311	1,644,510

Asset-Backed - Student Loan—1.2%
Navient Student Loan Trust
0.709%, 1M LIBOR + 0.600%, 07/26/66 (144A) (a)	2,504,991	2,510,419
SLM Student Loan Trust 0.688%, 3M LIBOR + 0.470%, 01/26/26 (a)	9,148,885	9,121,964

		11,632,383

Total Asset-Backed Securities (Cost $13,310,278)		13,276,893

Mortgage-Backed Securities—0.2%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,623,853	1,711,898

Total Mortgage-Backed Securities (Cost $1,614,909)		1,711,898

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $17,994,078; collateralized by U.S. Treasury Note at 0.250%, maturing 06/15/23, with a market value of $18,353,997.	17,994,078	17,994,078

Total Short-Term Investments (Cost $17,994,078)		17,994,078

Securities Lending Reinvestments (f)—1.7%

Repurchase Agreements—1.1%
BMO Capital Markets Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/01/21 with a maturity value of $1,500,010; collateralized by various Common Stock with an aggregate market value of $1,650,029.	1,500,000	1,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/21 at 0.060%, due on 04/01/21 with a maturity value of $600,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/51, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $100,000; collateralized by Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 06/15/21 - 08/01/34, and an aggregate market value of $102,000.	100,000	100,000
Goldman Sachs & Co. Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $1,233,308; collateralized by U.S. Government Agency Obligations at 3.000%, maturing 09/20/50, and an aggregate market value of $1,257,975.	1,233,308	1,233,308
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.200%, due on 04/01/21 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $442,416.	400,000	400,000
Repurchase Agreement dated 03/31/21 at 0.235%, due on 04/07/21 with a maturity value of $900,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 06/30/22 - 11/15/50, and various Common Stock with an aggregate market value of $995,436.	900,000	900,000

BHFTI-393

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/21 at 0.250%, due on 04/07/21 with a maturity value of $500,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 5.000%, maturity dates ranging from 01/15/24 - 11/15/42, and various Common Stock with an aggregate market value of $554,852.	500,000	$500,000
Nomura Securities Repurchase Agreement dated 03/31/21 at 0.000%, due on 04/01/21 with a maturity value of $2,000,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.500%, maturity dates ranging from 02/15/22 - 01/31/23, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/21 at 0.170%, due on 04/01/21 with a maturity value of $2,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $2,219,834.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/21 at 0.190%, due on 04/01/21 with a maturity value of $800,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 02/28/22 - 02/15/46, and various Common Stock with an aggregate market value of $887,933.	800,000	800,000

		10,033,308

Mutual Funds—0.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.010% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.030% (g)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (g)	2,000,000	2,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.030% (g)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $16,033,308)		16,033,308

Total Investments—101.6% (Cost $961,191,024)		958,635,712
Other assets and liabilities (net)—(1.6)%		(15,177,960)

Net Assets—100.0%		$943,457,752

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2021. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of March 31, 2021, the market value of securities loaned was $15,604,601 and the collateral received consisted of cash in the amount of $16,033,308. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2021.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2021.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the market value of 144A securities was $19,891,901, which is 2.1% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	12/18/23	500	USD	123,493,750	$(136,867)
U.S. Treasury Ultra Long Bond Futures	06/21/21	50	USD	9,060,938	(231,336)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/21/21	(845)	USD	(110,642,188)	3,173,992
U.S. Treasury Note 5 Year Futures	06/30/21	(50)	USD	(6,169,922)	71,788

Net Unrealized Appreciation					$2,877,577

BHFTI-394

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2021 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$778,206,230	$—	$778,206,230
Total Foreign Government*	—	116,547,711	—	116,547,711
Total Corporate Bonds & Notes*	—	14,865,594	—	14,865,594
Total Asset-Backed Securities*	—	13,276,893	—	13,276,893
Total Mortgage-Backed Securities*	—	1,711,898	—	1,711,898
Total Short-Term Investment*	—	17,994,078	—	17,994,078
Securities Lending Reinvestments
Repurchase Agreements	—	10,033,308	—	10,033,308
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	10,033,308	—	16,033,308
Total Investments	$6,000,000	$952,635,712	$—	$958,635,712

Collateral for Securities Loaned (Liability)	$—	$(16,033,308)	$—	$(16,033,308)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,245,780	$—	$—	$3,245,780
Futures Contracts (Unrealized Depreciation)	(368,203)	—	—	(368,203)
Total Futures Contracts	$2,877,577	$—	$—	$2,877,577

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-395

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-396

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-397